                                                      --------------------------
                                                            OMB APPROVAL
                                                      --------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: Nov. 30, 2005
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                                                       hours per response: 5.0
                                                      --------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR/A
                                Amendment No. 1

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number  811-8162
                                    --------------------------------------------

                           Master Investment Portfolio
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   45 Fremont Street, San Francisco, CA                            94105
--------------------------------------------------------------------------------
 (Address of principal executive offices)                        (Zip code)

                                 CT Corporation
       1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

 Registrant's telephone number, including area code:   1-877-244-1544
                                                      ----------------------

 Date of fiscal year end:   December 31, 2003
                          ---------------------------

 Date of reporting period:  December 31, 2003
                          ---------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. Reports to Stockholders

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 42.93%

ADVERTISING - 0.10%

Interpublic Group of Companies Inc./(1)/               2,565   $         40,014
Omnicom Group Inc.                                     1,145             99,993
-------------------------------------------------------------------------------
                                                                        140,007
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.67%

Boeing Co. (The)                                       5,064            213,397
General Dynamics Corp.                                 1,190            107,564
Goodrich (B.F.) Co.                                      766             22,743
Lockheed Martin Corp.                                  2,729            140,271
Northrop Grumman Corp.                                 1,103            105,447
Raytheon Co.                                           2,482             74,559
Rockwell Collins Inc.                                  1,131             33,964
United Technologies Corp.                              2,835            268,673
-------------------------------------------------------------------------------
                                                                        966,618
-------------------------------------------------------------------------------

AIRLINES - 0.06%

Delta Air Lines Inc.                                     644              7,606
Southwest Airlines Co.                                 4,714             76,084
-------------------------------------------------------------------------------
                                                                         83,690
-------------------------------------------------------------------------------

APPAREL - 0.14%

Jones Apparel Group Inc.                                 797             28,078
Liz Claiborne Inc.                                       711             25,212
Nike Inc. Class B                                      1,592            108,988
Reebok International Ltd.                                383             15,060
VF Corp.                                                 678             29,317
-------------------------------------------------------------------------------
                                                                        206,655
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.30%

Ford Motor Company                                    11,010            176,160
General Motors Corp.                                   3,372            180,065
Navistar International Corp./(1)/                        445             21,311
PACCAR Inc.                                              695             59,158
-------------------------------------------------------------------------------
                                                                        436,694
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.05%

Cooper Tire & Rubber Co.                                 367              7,846
Dana Corp.                                               966             17,726
Delphi Corp.                                           3,561             36,358
Goodyear Tire & Rubber Co. (The)/(1)/                    858              6,744
Visteon Corp.                                            982             10,223
-------------------------------------------------------------------------------
                                                                         78,897
-------------------------------------------------------------------------------

BANKS - 3.20%

AmSouth Bancorp                                        2,081             50,985
Bank of America Corp.                                  8,991            723,146
Bank of New York Co. Inc. (The)                        4,649            153,975
Bank One Corp.                                         6,788            309,465
BB&T Corp.                                             3,282            126,816
Charter One Financial Inc.                             1,313             45,364
Comerica Inc.                                          1,042             58,415
Fifth Third Bancorp                                    3,412            201,649
First Tennessee National Corp.                           799             35,236
FleetBoston Financial Corp.                            6,354            277,352
Golden West Financial Corp.                              917             94,625
Huntington Bancshares Inc.                             1,450             32,625
KeyCorp                                                2,520             73,886
Marshall & Ilsley Corp.                                1,328             50,796
Mellon Financial Corp.                                 2,592             83,229
National City Corp.                                    3,714            126,053
North Fork Bancorp Inc.                                  963             38,973
Northern Trust Corp.                                   1,320             61,274
PNC Financial Services Group                           1,686             92,275
Regions Financial Corp.                                1,323             49,216
SouthTrust Corp.                                       2,018             66,049
State Street Corp.                                     2,010            104,681
SunTrust Banks Inc.                                    1,677            119,906
Synovus Financial Corp.                                1,790             51,767
U.S. Bancorp                                          11,627            346,252
Union Planters Corp.                                   1,136             35,773
Wachovia Corp.                                         8,009            373,139
Washington Mutual Inc.                                 5,480            219,858
Wells Fargo & Company                                 10,211            601,326
Zions Bancorporation                                     571             35,019
-------------------------------------------------------------------------------
                                                                      4,639,125
-------------------------------------------------------------------------------

BEVERAGES - 1.14%

Anheuser-Busch Companies Inc.                          4,941            260,292
Brown-Forman Corp. Class B                               385             35,978
Coca-Cola Co. (The)                                   14,808            751,506
Coca-Cola Enterprises Inc.                             2,694             58,918
Coors (Adolf) Company Class B                            236             13,240
Pepsi Bottling Group Inc.                              1,664             40,236
PepsiCo Inc.                                          10,386            484,195
-------------------------------------------------------------------------------
                                                                      1,644,365
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.47%

Amgen Inc./(1)/                                        7,768            480,062
Biogen Idec Inc./(1)/                                  1,958             72,015
Chiron Corp./(1)/                                      1,114             63,487
Genzyme Corp. - General Division/(1)/                  1,329             65,573
-------------------------------------------------------------------------------
                                                                        681,137
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.10%

American Standard Companies Inc./(1)/                    432             43,502
Masco Corp.                                            2,820             77,296
Vulcan Materials Co.                                     642             30,540
-------------------------------------------------------------------------------
                                                                        151,338
-------------------------------------------------------------------------------

CHEMICALS - 0.66%

Air Products & Chemicals Inc.                          1,361             71,902
Ashland Inc.                                             443             19,519
Dow Chemical Co. (The)                                 5,543            230,423
Du Pont (E.I.) de Nemours and Co.                      6,005            275,569

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

CHEMICALS (CONTINUED)

Eastman Chemical Co.                                     503             19,884
Engelhard Corp.                                          817             24,469
Great Lakes Chemical Corp.                               238              6,471
Hercules Inc./(1)/                                       534              6,515
Monsanto Co.                                           1,518             43,688
PPG Industries Inc.                                    1,012             64,788
Praxair Inc.                                           1,952             74,566
Rohm & Haas Co.                                        1,326             56,633
Sherwin-Williams Co. (The)                               925             32,135
Sigma-Aldrich Corp.                                      444             25,388
-------------------------------------------------------------------------------
                                                                        951,950
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.46%

Apollo Group Inc. Class A/(1)/                         1,053             71,604
Block (H & R) Inc.                                     1,066             59,024
Cendant Corp./(1)/                                     6,045            134,622
Concord EFS Inc./(1)/                                  2,942             43,659
Convergys Corp./(1)/                                     929             16,220
Deluxe Corp.                                             345             14,259
Donnelley (R.R.) & Sons Co.                              738             22,251
Ecolab Inc.                                            1,507             41,247
Equifax Inc.                                             916             22,442
McKesson Corp.                                         1,733             55,733
Monster Worldwide Inc./(1)/                              731             16,053
Moody's Corp.                                            887             53,708
Paychex Inc.                                           2,268             84,370
Robert Half International Inc./(1)/                    1,112             25,954
-------------------------------------------------------------------------------
                                                                        661,146
-------------------------------------------------------------------------------

COMPUTERS - 2.54%

Apple Computer Inc./(1)/                               2,159             46,138
Cisco Systems Inc./(1)/                               41,794          1,015,176
Computer Sciences Corp./(1)/                           1,094             48,388
Dell Inc./(1)/                                        15,466            525,225
Electronic Data Systems Corp.                          2,869             70,405
EMC Corp./(1)/                                        14,458            186,797
Gateway Inc./(1)/                                      2,097              9,646
Hewlett-Packard Co.                                   18,363            421,798
International Business Machines Corp.                 10,416            965,355
Lexmark International Inc./(1)/                          762             59,924
NCR Corp./(1)/                                           618             23,978
Network Appliance Inc./(1)/                            2,035             41,779
Sun Microsystems Inc./(1)/                            19,362             86,935
SunGard Data Systems Inc./(1)/                         1,696             46,996
Unisys Corp./(1)/                                      2,084             30,947
Veritas Software Corp./(1)/                            2,564             95,278
-------------------------------------------------------------------------------
                                                                      3,674,765
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.03%

Alberto-Culver Co. Class B                               384             24,223
Avon Products Inc.                                     1,424             96,106
Colgate-Palmolive Co.                                  3,218            161,061
Gillette Co. (The)                                     6,112            224,494
International Flavors & Fragrances Inc.                  614   $         21,441
Kimberly-Clark Corp.                                   3,029            178,984
Procter & Gamble Co.                                   7,828            781,861
-------------------------------------------------------------------------------
                                                                      1,488,170
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.12%

Costco Wholesale Corp./(1)/                            2,754            102,394
Genuine Parts Co.                                      1,106             36,719
Grainger (W.W.) Inc.                                     574             27,202
-------------------------------------------------------------------------------
                                                                        166,315
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.13%

American Express Co.                                   7,736            373,107
American International Group Inc.                     15,747          1,043,711
Bear Stearns Companies Inc. (The)                        580             46,371
Capital One Financial Corp.                            1,368             83,845
Citigroup Inc.                                        31,158          1,512,409
Countrywide Financial Corp.                            1,091             82,727
Fannie Mae                                             5,857            439,626
Federated Investors Inc. Class B                         708             20,787
Franklin Resources Inc.                                1,506             78,402
Freddie Mac                                            4,190            244,361
Goldman Sachs Group Inc. (The)                         2,846            280,986
Janus Capital Group Inc.                               1,561             25,616
JP Morgan Chase & Co.                                 12,307            452,036
Lehman Brothers Holdings Inc.                          1,665            128,571
MBNA Corp.                                             7,650            190,103
Merrill Lynch & Co. Inc.                               5,698            334,188
Morgan Stanley                                         6,540            378,470
Providian Financial Corp./(1)/                         1,895             22,058
Schwab (Charles) Corp. (The)                           8,187             96,934
SLM Corp.                                              2,722            102,565
T. Rowe Price Group Inc.                                 785             37,217
-------------------------------------------------------------------------------
                                                                      5,974,090
-------------------------------------------------------------------------------

ELECTRIC - 1.07%

AES Corp. (The)/(1)/                                   3,936             37,156
Allegheny Energy Inc./(1)/                               621              7,924
Ameren Corp.                                             964             44,344
American Electric Power Co. Inc.                       2,368             72,248
Calpine Corp./(1)/                                     2,459             11,828
CenterPoint Energy Inc.                                1,992             19,302
Cinergy Corp.                                          1,028             39,897
CMS Energy Corp./(1)/                                    872              7,429
Consolidated Edison Inc.                               1,340             57,633
Constellation Energy Group Inc.                        1,059             41,470
Dominion Resources Inc.                                1,956            124,851
DTE Energy Co.                                         1,063             41,882
Duke Energy Corp.                                      5,458            111,616
Edison International/(1)/                              2,053             45,022
Entergy Corp.                                          1,368             78,154
Exelon Corp.                                           1,973            130,928
FirstEnergy Corp.                                      1,949             68,605

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

ELECTRIC (CONTINUED)

FPL Group Inc.                                         1,101   $         72,027
NiSource Inc.                                          1,672             36,684
PG&E Corp./(1)/                                        2,461             68,342
Pinnacle West Capital Corp.                              595             23,812
PPL Corp.                                              1,052             46,025
Progress Energy Inc.                                   1,456             65,899
Public Service Enterprise Group Inc.                   1,402             61,408
Southern Company                                       4,398            133,040
TECO Energy Inc.                                       1,220             17,580
TXU Corp.                                              1,922             45,590
Xcel Energy Inc.                                       2,309             39,207
-------------------------------------------------------------------------------
                                                                      1,549,903
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%

American Power Conversion Corp.                        1,245             30,440
Molex Inc.                                             1,206             42,077
Power-One Inc./(1)/                                      675              7,310
-------------------------------------------------------------------------------
                                                                         79,827
-------------------------------------------------------------------------------

ELECTRONICS - 0.31%

Agilent Technologies Inc./(1)/                         2,824             82,574
Applera Corp. - Applied
 Biosystems Group                                      1,319             27,317
Jabil Circuit Inc./(1)/                                1,264             35,771
Johnson Controls Inc.                                    534             62,008
Millipore Corp./(1)/                                     316             13,604
Parker Hannifin Corp.                                    747             44,447
PerkinElmer Inc.                                         821             14,014
Sanmina-SCI Corp./(1)/                                 3,255             41,046
Solectron Corp./(1)/                                   5,265             31,116
Symbol Technologies Inc.                               1,501             25,352
Tektronix Inc.                                           550             17,380
Thermo Electron Corp./(1)/                             1,059             26,687
Thomas & Betts Corp.                                     272              6,226
Waters Corp./(1)/                                        770             25,533
-------------------------------------------------------------------------------
                                                                        453,075
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.01%

Fluor Corp.                                              532             21,088
-------------------------------------------------------------------------------
                                                                         21,088
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.05%

International Game Technology Inc.                     2,063             73,649
-------------------------------------------------------------------------------
                                                                         73,649
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%

Allied Waste Industries Inc./(1)/                      1,871             25,969
Waste Management Inc.                                  3,569            105,642
-------------------------------------------------------------------------------
                                                                        131,611
-------------------------------------------------------------------------------

FOOD - 0.77%

Albertson's Inc.                                       2,135             48,358
Archer-Daniels-Midland Co.                             3,838             58,414
Campbell Soup Co.                                      2,458             65,874
ConAgra Foods Inc.                                     3,223             85,055
General Mills Inc.                                     2,249            101,880
Heinz (H.J.) Co.                                       2,111             76,904
Hershey Foods Corp.                                      779             59,975
Kellogg Co.                                            2,456             93,524
Kroger Co./(1)/                                        4,523             83,721
McCormick & Co. Inc.                                     877             26,398
Safeway Inc./(1)/                                      2,640             57,842
Sara Lee Corp.                                         4,737            102,840
SUPERVALU Inc.                                           873             24,959
Sysco Corp.                                            3,876            144,304
Winn-Dixie Stores Inc.                                   680              6,766
Wrigley (William Jr.) Co.                              1,351             75,940
-------------------------------------------------------------------------------
                                                                      1,112,754
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.26%

Boise Cascade Corp.                                      515             16,923
Georgia-Pacific Corp.                                  1,508             46,250
International Paper Co.                                2,899            124,976
Louisiana-Pacific Corp./(1)/                             548              9,798
MeadWestvaco Corp.                                     1,274             37,902
Plum Creek Timber Co. Inc.                             1,162             35,383
Temple-Inland Inc.                                       352             22,060
Weyerhaeuser Co.                                       1,317             84,288
-------------------------------------------------------------------------------
                                                                        377,580
-------------------------------------------------------------------------------

GAS - 0.06%

KeySpan Corp.                                          1,010             37,168
Nicor Inc.                                               227              7,727
Peoples Energy Corp.                                     187              7,861
Sempra Energy                                          1,357             40,791
-------------------------------------------------------------------------------
                                                                         93,547
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.15%

Black & Decker Corp.                                     507             25,005
Emerson Electric Co.                                   2,515            162,846
Snap-On Inc.                                             305              9,833
Stanley Works (The)                                      524             19,844
-------------------------------------------------------------------------------
                                                                        217,528
-------------------------------------------------------------------------------

HEALTH CARE - 2.02%

Aetna Inc.                                               918             62,038
Anthem Inc./(1)/                                         828             62,100
Bard (C.R.) Inc.                                         326             26,488
Bausch & Lomb Inc.                                       346             17,957
Baxter International Inc.                              3,679            112,283
Becton, Dickinson & Co.                                1,515             62,327
Biomet Inc.                                            1,525             55,525
Boston Scientific Corp./(1)/                           4,925            181,043
Express Scripts Inc./(1)/                                498             33,082
Guidant Corp.                                          1,853            111,551
HCA Inc.                                               2,976            127,849

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Health Management Associates Inc.
  Class A                                              1,526   $         36,624
Humana Inc./(1)/                                       1,053             24,061
Johnson & Johnson                                     17,920            925,747
Manor Care Inc.                                          580             20,051
Medco Health Solutions Inc./(1)/                       1,587             53,942
Medtronic Inc.                                         7,312            355,436
Quest Diagnostics Inc./(1)/                              611             44,670
St. Jude Medical Inc./(1)/                             1,024             62,822
Stryker Corp.                                          1,200            102,012
Tenet Healthcare Corp./(1)/                            2,931             47,043
UnitedHealth Group Inc.                                3,568            207,586
WellPoint Health Networks Inc./(1)/                      910             88,261
Zimmer Holdings Inc./(1)/                              1,450            102,080
-------------------------------------------------------------------------------
                                                                      2,922,578
-------------------------------------------------------------------------------

HOME BUILDERS - 0.07%

Centex Corp.                                             392             42,199
KB Home                                                  306             22,191
Pulte Homes Inc.                                         391             36,605
-------------------------------------------------------------------------------
                                                                        100,995
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.05%

Leggett & Platt Inc.                                   1,209             26,151
Maytag Corp.                                             509             14,176
Whirlpool Corp.                                          435             31,603
-------------------------------------------------------------------------------
                                                                         71,930
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.15%

American Greetings Corp. Class A/(1)/                    330              7,217
Avery Dennison Corp.                                     700             39,214
Clorox Co.                                             1,295             62,885
Fortune Brands Inc.                                      864             61,767
Newell Rubbermaid Inc.                                 1,740             39,620
Tupperware Corp.                                         470              8,150
-------------------------------------------------------------------------------
                                                                        218,853
-------------------------------------------------------------------------------

INSURANCE - 1.34%

ACE Ltd.                                               1,661             68,799
AFLAC Inc.                                             3,106            112,375
Allstate Corp. (The)                                   4,209            181,071
Ambac Financial Group Inc.                               621             43,091
AON Corp.                                              1,859             44,504
Chubb Corp.                                            1,127             76,749
CIGNA Corp.                                              818             47,035
Cincinnati Financial Corp.                               929             38,907
Hancock (John) Financial Services Inc.                 1,726             64,725
Hartford Financial Services Group Inc.                 1,702            100,469
Jefferson-Pilot Corp.                                    822             41,634
Lincoln National Corp.                                 1,030             41,581
Loews Corp.                                            1,100             54,395
Marsh & McLennan Companies Inc.                        3,180            152,290
MBIA Inc.                                                862             51,056
MetLife Inc.                                           4,569            153,838
MGIC Investment Corp.                                    625             35,588
Principal Financial Group Inc.                         1,936             64,024
Progressive Corp. (The)                                1,311            109,587
Prudential Financial Inc.                              3,303            137,966
SAFECO Corp.                                             879             34,219
St. Paul Companies Inc.                                1,354             53,686
Torchmark Corp.                                          724             32,971
Travelers Property Casualty Corp.
  Class B                                              6,072            103,042
UNUMProvident Corp.                                    1,868             29,458
XL Capital Ltd. Class A                                  817             63,358
-------------------------------------------------------------------------------
                                                                      1,936,418
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%

Allegheny Technologies Inc.                              655              8,659
Nucor Corp.                                              492             27,552
United States Steel Corp.                                670             23,463
-------------------------------------------------------------------------------
                                                                         59,674
-------------------------------------------------------------------------------

LEISURE TIME - 0.19%

Brunswick Corp.                                          589             18,748
Carnival Corp.                                         3,785            150,378
Harley-Davidson Inc.                                   1,825             86,742
Sabre Holdings Corp.                                     810             17,488
-------------------------------------------------------------------------------
                                                                        273,356
-------------------------------------------------------------------------------

LODGING - 0.13%

Harrah's Entertainment Inc.                              699             34,789
Hilton Hotels Corp.                                    2,402             41,146
Marriott International Inc. Class A                    1,392             64,310
Starwood Hotels & Resorts Worldwide Inc.               1,199             43,128
-------------------------------------------------------------------------------
                                                                        183,373
-------------------------------------------------------------------------------

MACHINERY - 0.30%

Caterpillar Inc.                                       2,089            173,429
Cummins Inc.                                             268             13,116
Deere & Co.                                            1,440             93,672
Dover Corp.                                            1,181             46,945
Ingersoll-Rand Co. Class A                             1,024             69,509
Rockwell Automation Inc.                               1,177             41,901
-------------------------------------------------------------------------------
                                                                        438,572
-------------------------------------------------------------------------------

MANUFACTURERS - 2.25%

Cooper Industries Ltd.                                   584             33,831
Crane Co.                                                303              9,314
Danaher Corp.                                            919             84,318
Eastman Kodak Co.                                      1,664             42,715
Eaton Corp.                                              452             48,807
General Electric Co.                                  60,652          1,878,999
Honeywell International Inc.                           5,183            173,268
Illinois Tool Works Inc.                               1,852            155,401
ITT Industries Inc.                                      583             43,264
Pall Corp.                                               809             21,705

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

MANUFACTURERS (CONTINUED)

Textron Inc.                                             808   $         46,105
3M Co.                                                 4,733            402,447
Tyco International Ltd.                               12,048            319,272
-------------------------------------------------------------------------------
                                                                      3,259,446
-------------------------------------------------------------------------------

MEDIA - 1.65%

Clear Channel Communications Inc.                      3,702             173,365
Comcast Corp. Class A/(1)/                            13,577             446,276
Dow Jones & Co. Inc.                                     511              25,473
Gannett Co. Inc.                                       1,629             145,242
Knight Ridder Inc.                                       507              39,227
McGraw-Hill Companies Inc. (The)                       1,148              80,268
Meredith Corp.                                           323              15,766
New York Times Co. Class A                               868              41,482
Time Warner Inc./(1)/                                 27,279             490,749
Tribune Co.                                            1,890              97,524
Univision Communications Inc. Class A/(1)/             1,928              76,522
Viacom Inc. Class B                                   10,556             468,475
Walt Disney Co. (The)                                 12,325             287,542
-------------------------------------------------------------------------------
                                                                      2,387,911
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%

Worthington Industries Inc.                              418              7,537
-------------------------------------------------------------------------------
                                                                          7,537
-------------------------------------------------------------------------------

MINING - 0.28%

Alcoa Inc.                                             5,207            197,866
Freeport-McMoRan Copper & Gold Inc.                    1,015             42,762
Newmont Mining Corp.                                   2,647            128,671
Phelps Dodge Corp./(1)/                                  565             42,991
-------------------------------------------------------------------------------
                                                                        412,290
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%

Pitney Bowes Inc.                                      1,397             56,746
Xerox Corp./(1)/                                       4,705             64,929
-------------------------------------------------------------------------------
                                                                        121,675
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.26%

Amerada Hess Corp.                                       568             30,201
Anadarko Petroleum Corp.                               1,493             76,158
Apache Corp.                                             970             78,667
Burlington Resources Inc.                              1,198             66,345
ChevronTexaco Corp.                                    6,450            557,216
ConocoPhillips                                         4,101            268,903
Devon Energy Corp.                                     1,388             79,477
EOG Resources Inc.                                       729             33,658
Exxon Mobil Corp.                                     39,990          1,639,590
Kerr-McGee Corp.                                         637             29,614
Kinder Morgan Inc.                                       714             42,197
Marathon Oil Corp.                                     1,850             61,217
Nabors Industries Ltd./(1)/                              930             38,595
Noble Corp./(1)/                                         845             30,234
Occidental Petroleum Corp.                             2,303             97,279
Rowan Companies Inc./(1)/                                609             14,111
Sunoco Inc.                                              502             25,677
Transocean Inc./(1)/                                   2,010             48,260
Unocal Corp.                                           1,535             56,534
-------------------------------------------------------------------------------
                                                                      3,273,933
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.25%

Baker Hughes Inc.                                      2,000             64,320
BJ Services Co./(1)/                                   1,007             36,151
Halliburton Co.                                        2,620             68,120
Schlumberger Ltd.                                      3,522            192,724
-------------------------------------------------------------------------------
                                                                        361,315
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.06%

Ball Corp.                                               368             21,922
Bemis Co.                                                345             17,250
Pactiv Corp./(1)/                                        985             23,542
Sealed Air Corp./(1)/                                    535             28,965
-------------------------------------------------------------------------------
                                                                         91,679
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.10%

Abbott Laboratories                                    9,430            439,438
Allergan Inc.                                            780             59,912
AmerisourceBergen Corp.                                  651             36,554
Bristol-Myers Squibb Co.                              11,689            334,305
Cardinal Health Inc.                                   2,645            161,768
Forest Laboratories Inc./(1)/                          2,204            136,207
King Pharmaceuticals Inc./(1)/                         1,574             24,019
Lilly (Eli) & Co.                                      6,775            476,486
MedImmune Inc./(1)/                                    1,483             37,668
Merck & Co. Inc.                                      13,484            622,961
Pfizer Inc.                                           46,170          1,631,186
Schering-Plough Corp.                                  8,832            153,589
Watson Pharmaceuticals Inc./(1)/                         681             31,326
Wyeth                                                  8,028            340,789
-------------------------------------------------------------------------------
                                                                      4,486,208
-------------------------------------------------------------------------------

PIPELINES - 0.05%

Dynegy Inc. Class A/(1)/                               1,897              8,119
El Paso Corp.                                          3,795             31,081
Williams Companies Inc.                                3,290             32,308
-------------------------------------------------------------------------------
                                                                         71,508
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.16%

Apartment Investment & Management Co.
 Class A                                                 615             21,218
Equity Office Properties Trust                         2,391             68,502
Equity Residential                                     1,625             47,954
ProLogis                                               1,143             36,679
Simon Property Group Inc.                              1,144             53,013
-------------------------------------------------------------------------------
                                                                        227,366
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

RETAIL - 3.07%

AutoNation Inc./(1)/                                   1,743   $         32,019
AutoZone Inc./(1)/                                       532             45,332
Bed Bath & Beyond Inc./(1)/                            1,775             76,946
Best Buy Co. Inc.                                      1,947            101,711
Big Lots Inc./(1)/                                       756             10,743
Circuit City Stores Inc.                               1,354             13,716
CVS Corp.                                              2,374             85,749
Darden Restaurants Inc.                                1,071             22,534
Dillards Inc. Class A                                    419              6,897
Dollar General Corp.                                   1,997             41,917
eBay Inc./(1)/                                         3,890            251,255
Family Dollar Stores Inc.                                997             35,772
Federated Department Stores Inc.                       1,103             51,984
Gap Inc. (The)                                         5,377            124,800
Home Depot Inc.                                       13,800            489,762
Kohls Corp./(1)/                                       2,051             92,172
Limited Brands Inc.                                    3,106             56,001
Lowe's Companies Inc.                                  4,737            262,382
May Department Stores Co. (The)                        1,686             49,012
McDonald's Corp.                                       7,621            189,229
Nordstrom Inc.                                           886             30,390
Office Depot Inc./(1)/                                 1,965             32,835
Penney (J.C.) Co. Inc. (Holding Co.)                   1,724             45,307
RadioShack Corp.                                       1,049             32,183
Sears, Roebuck and Co.                                 1,533             69,736
Staples Inc./(1)/                                      2,943             80,344
Starbucks Corp./(1)/                                   2,345             77,526
Target Corp.                                           5,487            210,701
Tiffany & Co.                                            927             41,900
TJX Companies Inc.                                     3,056             67,385
Toys R Us Inc./(1)/                                    1,388             17,544
Walgreen Co.                                           6,173            224,574
Wal-Mart Stores Inc.                                  26,188          1,389,273
Wendy's International Inc.                               713             27,978
Yum! Brands Inc./(1)/                                  1,751             60,234
-------------------------------------------------------------------------------
                                                                      4,447,843
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.82%

Advanced Micro Devices Inc./(1)/                       2,196             32,720
Altera Corp./(1)/                                      2,236             50,757
Analog Devices Inc.                                    2,203            100,567
Applied Materials Inc./(1)/                           10,012            224,769
Applied Micro Circuits Corp./(1)/                      1,600              9,568
Broadcom Corp. Class A/(1)/                            1,805             61,532
Intel Corp.                                           39,447          1,270,193
KLA-Tencor Corp./(1)/                                  1,162             68,175
Linear Technology Corp.                                1,881             79,134
LSI Logic Corp./(1)/                                   2,471             21,918
Maxim Integrated Products Inc.                         1,955             97,359
Micron Technology Inc./(1)/                            3,558             47,926
National Semiconductor Corp./(1)/                      1,099             43,312
Novellus Systems Inc./(1)/                               877             36,878
NVIDIA Corp./(1)/                                        940             21,855
PMC-Sierra Inc./(1)/                                   1,106             22,286
QLogic Corp./(1)/                                        596             30,754
Teradyne Inc./(1)/                                     1,233             31,380
Texas Instruments Inc.                                10,400            305,552
Xilinx Inc./(1)/                                       2,037             78,913
-------------------------------------------------------------------------------
                                                                      2,635,548
-------------------------------------------------------------------------------

SOFTWARE - 2.34%

Adobe Systems Inc.                                     1,393             54,745
Autodesk Inc.                                            725             17,821
Automatic Data Processing Inc.                         3,570            141,408
BMC Software Inc./(1)/                                 1,426             26,595
Citrix Systems Inc./(1)/                               1,075             22,801
Computer Associates International Inc.                 3,484             95,253
Compuware Corp./(1)/                                   2,482             14,991
Electronic Arts Inc./(1)/                              1,774             84,762
First Data Corp.                                       4,426            181,864
Fiserv Inc./(1)/                                       1,125             44,449
IMS Health Inc.                                        1,521             37,812
Intuit Inc./(1)/                                       1,226             64,868
Mercury Interactive Corp./(1)/                           564             27,433
Microsoft Corp.                                       65,311          1,798,665
Novell Inc./(1)/                                       2,407             25,322
Oracle Corp./(1)/                                     31,476            415,483
Parametric Technology Corp./(1)/                       2,064              8,132
PeopleSoft Inc./(1)/                                   2,228             50,798
Siebel Systems Inc./(1)/                               2,938             40,750
Symantec Corp./(1)/                                    1,813             62,820
Yahoo! Inc./(1)/                                       3,952            178,512
-------------------------------------------------------------------------------
                                                                      3,395,284
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.49%

ADC Telecommunications Inc./(1)/                       5,207             15,465
Andrew Corp./(1)/                                        828              9,530
Avaya Inc./(1)/                                        2,636             34,110
CIENA Corp./(1)/                                       3,068             20,372
Comverse Technology Inc./(1)/                          1,226             21,565
JDS Uniphase Corp./(1)/                                9,068             33,098
Lucent Technologies Inc./(1)/                         24,835             70,531
Motorola Inc.                                         13,930            195,995
QUALCOMM Inc.                                          4,818            259,835
Scientific-Atlanta Inc.                                  976             26,645
Tellabs Inc./(1)/                                      2,689             22,668
-------------------------------------------------------------------------------
                                                                        709,814
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.76%

AT&T Wireless Services Inc./(1)/                      16,437            131,332
Citizens Communications Co./(1)/                       1,854             23,027
Corning Inc./(1)/                                      8,017             83,617
Nextel Communications Inc. Class A/(1)/                6,640            186,318
Qwest Communications International Inc./(1)/          11,109             47,991
Sprint Corp. (PCS Group)/(1)/                          6,565             36,895
Verizon Communications Inc.                           16,665            584,608
-------------------------------------------------------------------------------
                                                                      1,093,788
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

                                                   SHARES OR
SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

TELEPHONE - 0.79%

Alltel Corp.                                           1,878   $         87,477
AT&T Corp.                                             4,751             96,445
BellSouth Corp.                                       11,139            315,234
CenturyTel Inc.                                          909             29,652
SBC Communications Inc.                               20,000            521,400
Sprint Corp. (FON Group)                               5,435             89,243
-------------------------------------------------------------------------------
                                                                      1,139,451
-------------------------------------------------------------------------------

TEXTILES - 0.03%

Cintas Corp.                                             993             49,779
-------------------------------------------------------------------------------
                                                                         49,779
-------------------------------------------------------------------------------

TOBACCO - 0.51%

Altria Group Inc.                                     12,260            667,189
R.J. Reynolds Tobacco Holdings Inc.                      532             30,936
UST Inc.                                               1,054             37,617
-------------------------------------------------------------------------------
                                                                        735,742
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%

Hasbro Inc.                                            1,133             24,110
Mattel Inc.                                            2,614             50,372
-------------------------------------------------------------------------------
                                                                         74,482
-------------------------------------------------------------------------------

TRANSPORTATION - 0.62%

Burlington Northern Santa Fe Corp.                     2,230             72,141
CSX Corp.                                              1,243             44,673
FedEx Corp.                                            1,782            120,285
Norfolk Southern Corp.                                 2,325             54,986
Union Pacific Corp.                                    1,533            106,513
United Parcel Service Inc. Class B                     6,774            505,002
-------------------------------------------------------------------------------
                                                                        903,600
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%

Ryder System Inc.                                        340             11,611
-------------------------------------------------------------------------------
                                                                         11,611
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $46,919,543)                                                  62,159,083
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 53.66%

U.S. Treasury Bonds
   5.25%,   11/15/28                         $     2,874,000          2,894,770
   5.25%,   02/15/29                               5,660,000          5,709,967
   5.38%,   02/15/31                               5,061,000          5,277,874
   5.50%,   08/15/28                               5,746,000          5,985,045
   6.00%,   02/15/26                               2,247,000          2,491,799
   6.13%,   11/15/27                               2,456,000          2,768,948
   6.25%,   05/15/30                               8,975,000         10,357,006
   6.38%,   08/15/27                               7,885,000          9,157,686
   6.50%,   11/15/26                              10,260,000         12,069,926
   6.63%,   02/15/27                               4,600,000          5,494,304
   6.75%,   08/15/26                               1,685,000          2,039,244
   6.88%,   08/15/25                               3,271,000          4,001,480
   7.50%,   11/15/24                               5,440,000          7,095,164
   7.63%,   02/15/25                               1,790,000          2,363,989
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $78,342,488)                                                  77,707,202
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 14.87%

MONEY MARKET FUNDS - 8.56%

Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(2)//(4)/                  9,562,228          9,562,228
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(2)//(4)/                  2,259,471          2,259,471
BlackRock Temp Cash Money
   Market Fund/(2)/                                   81,013             81,013
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(2)/                488,181            488,181
-------------------------------------------------------------------------------
                                                                     12,390,893
-------------------------------------------------------------------------------

FLOATING RATE NOTES - 2.75%

Beta Finance Inc.
   1.11%,   05/20/04/(2)//(3)/               $       102,703            102,697
   1.12%,   09/15/04/(2)//(3)/                       205,406            205,392
   1.13%,   10/12/04/(2)//(3)/                       102,703            102,695
   1.20%,   08/23/04/(2)//(3)/                       102,703            102,760
CC USA Inc.
   1.06%,   05/24/04/(2)//(3)/                       205,406            205,399
   1.11%,   04/19/04/(2)//(3)/                        90,379             90,378
   1.16%,   07/15/04/(2)//(3)/                       102,703            102,723
Dorada Finance Inc.
   1.11%,   05/20/04/(2)//(3)/                       205,406            205,395
   1.24%,   08/09/04/(2)/                             51,352             51,347
Five Finance Inc.
   1.13%,   04/15/04/(2)//(3)/                       102,703            102,703
HBOS Treasury Services PLC
   1.16%,   01/24/05/(2)/                            205,406            205,406
Holmes Financing PLC
   1.12%,   04/15/04/(2)/                             41,081             41,081
K2 USA LLC
   1.10%,   09/27/04/(2)//(3)/                       221,839            221,815
   1.12%,   08/16/04/(2)//(3)/                        51,352             51,347
   1.13%,   05/17/04/(2)/                            102,703            102,701
   1.14%,   04/13/04/(2)/                            102,703            102,702
Links Finance LLC
   1.10%,   06/28/04/(2)/                            102,703            102,693
   1.10%,   07/20/04/(2)/                             82,163             82,154
   1.11%,   03/29/04/(2)/                            102,703            102,703
   1.14%,   05/04/04/(2)/                            102,703            102,702
Nationwide Building Society
   1.14%,   07/23/04/(2)//(3)/                       154,055            154,055
   1.17%,   12/28/04/(2)//(3)/                       205,406            205,406

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

FLOATING RATE NOTES (CONTINUED)

Permanent Financing PLC
   1.13%,   12/10/04/(2)/                    $       102,703   $        102,703
Sigma Finance Inc.
   1.09%,   10/07/04/(2)/                            205,406            205,375
   1.10%,   07/20/04/(2)/                            102,703            102,692
   1.13%,   07/01/04/(2)/                            102,703            102,691
   1.24%,   08/06/04/(2)/                             51,352             51,349
Tango Finance Corp.
   1.09%,   07/15/04/(2)//(3)/                        61,622             61,611
   1.10%,   07/06/04/(2)//(3)/                        61,622             61,619
WhistleJacket Capital LLC
   1.12%,   09/15/04/(2)//(3)/                       102,703            102,689
White Pine Finance LLC
   1.10%,   08/26/04/(2)//(3)/                       102,703            102,693
   1.12%,   04/20/04/(2)//(3)/                       102,703            102,703
   1.12%,   11/15/04/(2)//(3)/                       123,244            123,244
   1.13%,   07/06/04/(2)//(3)/                       123,244            123,238
-------------------------------------------------------------------------------
                                                                      3,988,861
-------------------------------------------------------------------------------

TIME DEPOSITS - 1.03%

Abbey National Treasury Services PLC
   1.40%,   10/25/04/(2)/                            205,406            205,386
Bank of New York
   1.39%,   11/01/04/(2)/                            205,406            205,389
Bank of Nova Scotia
   1.24%,   10/07/04/(2)/                            154,055            154,043
   1.42%,   10/29/04/(2)/                            154,055            154,064
Canadian Imperial Bank of Commerce
   1.24%,   10/07/04/(2)/                            154,055            154,037
   1.40%,   10/29/04/(2)/                            205,406            205,402
SunTrust Bank
   0.81%,   01/02/04/(2)/                            256,758            256,758
Toronto-Dominion Bank
   1.41%,   11/01/04/(2)/                            154,055            154,042
-------------------------------------------------------------------------------
                                                                      1,489,121
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.99%

Goldman, Sachs & Co.
   1.02%,   01/02/04/(2)/                            616,219            616,219
Merrill Lynch
   0.98%,   01/02/04/(2)/                            205,406            205,406
   0.98%,   01/02/04/(2)/                            205,406            205,406
   1.00%,   01/02/04/(2)/                            410,813            410,813
-------------------------------------------------------------------------------
                                                                      1,437,844
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 0.98%

Alpine Securitization Corp.
   1.09%,   01/07/04/(2)/                            102,703            102,688
   1.09%,   01/09/04/(2)/                            102,703            102,681
   1.10%,   01/20/04/(2)/                            102,703            102,647
Amsterdam Funding Corp.
   1.09%,   01/07/04/(2)/                            102,703            102,688
   1.09%,   01/20/04/(2)/                            102,703            102,647
Barton Capital Corp.
   1.09%,   01/13/04/(2)/                             61,622             61,601
Edison Asset Securitization
   1.09%,   01/23/04/(2)/                            102,703            102,638
Falcon Asset Securitization
   1.09%,   01/16/04/(2)/                            205,406            205,319
Jupiter Securitization Corp.
   1.09%,   01/14/04/(2)/                            225,947            225,865
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(2)/                            184,866            184,810
Receivables Capital Corp.
   1.02%,   01/06/04/(2)/                            129,347            129,332
-------------------------------------------------------------------------------
                                                                      1,422,916
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.35%

Federal Home Loan Mortgage Corporation
   1.15%,   05/12/04/(2)/                            154,055            153,410
   1.28%,   08/19/04/(2)/                             82,163             81,491
Federal National Mortgage Association
   1.28%,   08/20/04/(2)/                            267,028            264,835
-------------------------------------------------------------------------------
                                                                        499,736
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.21%

U.S. Treasury Bill
   0.89%,/(5)/ 03/25/04/(6)/                         300,000            299,384
-------------------------------------------------------------------------------
                                                                        299,384
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $21,528,755)                                                  21,528,755
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 111.46%
(Cost $146,790,786)                                                 161,395,040
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.46%)                           (16,588,527)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                          $    144,806,513
-------------------------------------------------------------------------------

/(1)/ NON-INCOME EARNING SECURITIES.

/(2)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.

/(3)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.

/(5)/ YIELD TO MATURITY.

/(6)/ THIS U.S. TREASURY BILL IS HELD IN A SEGREGATED ACCOUNT IN CONNECTION WITH
      THE MASTER PORTFOLIO'S HOLDINGS OF INDEX FUTURES CONTRACTS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES - 30.53%

AEROSPACE / DEFENSE - 0.51%

Boeing Co. (The)
   6.13%,   02/15/33                         $       200,000     $      200,661
General Dynamics Corp.
   2.13%,   05/15/06                                 200,000            198,840
Goodrich (B.F.) Co.
   6.45%,   12/15/07                                 100,000            108,355
Lockheed Martin Corp.
   8.20%,   12/01/09                               1,000,000          1,214,353
Northrop Grumman Corp.
   7.75%,   02/15/31                                 250,000            303,999
Raytheon Co.
   7.38%,   07/15/25                               1,000,000          1,044,505
United Technologies Corp.
   6.10%,   05/15/12                                 150,000            164,734
   6.70%,   08/01/28                                 150,000            168,619
-------------------------------------------------------------------------------
                                                                      3,404,066
-------------------------------------------------------------------------------

AIRLINES - 0.23%

American Airlines Inc.
   7.02%,   10/15/09                                 157,000            156,698
Continental Airlines Inc.
   6.65%,   09/15/17                                 866,838            846,895
Delta Air Lines Inc.
   7.57%,   11/18/10                                 500,000            517,972
-------------------------------------------------------------------------------
                                                                      1,521,565
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.65%

DaimlerChrysler NA Holding Corp.
   7.20%,   09/01/09                                 500,000            558,388
   8.50%,   01/18/31                                 500,000            597,392
Ford Motor Company
   6.63%,   10/01/28                               1,125,000          1,034,864
General Motors Corp.
   6.25%,   05/01/05                                  75,000             78,398
   7.20%,   01/15/11                               1,250,000          1,374,357
   8.25%,   07/15/23                                 100,000            113,541
   8.38%,   07/15/33                                 500,000            580,406
-------------------------------------------------------------------------------
                                                                      4,337,346
-------------------------------------------------------------------------------

BANKS - 7.87%

Abbey National PLC
   7.95%,   10/26/29                                 350,000            434,543
ABN Amro Bank NV
   7.13%,   06/18/07                                 250,000            282,035
Anthem Inc.
   6.80%,   08/01/12                                 250,000            282,370
Banco Santander
   Central Hispano Issuances
   7.63%,   09/14/10                                 500,000            592,711
Bank of America Corp.
   6.25%,   04/01/08                               1,000,000          1,105,028
   7.88%,   05/16/05                                 500,000            541,406
Bank of New York Co. Inc. (The)
   5.50%,   12/01/17                                 250,000            254,547
Bank of Tokyo-Mitsubishi Ltd.
   8.40%,   04/15/10                                 250,000            304,088
Bank One Corp.
   3.70%,   01/15/08                                 500,000            505,865
   5.90%,   11/15/11                               1,000,000          1,080,248
BankBoston Corp.
   6.50%,   12/19/07                                 500,000            555,478
Bayerische Landesbank
   2.88%,   10/15/08                                 250,000            241,298
BB&T Corp.
   5.20%,   12/23/15                                 150,000            148,697
Corp. Andina de Fomento
   6.88%,   03/15/12                                 150,000            166,434
Credit Suisse First Boston
   5.50%,   08/15/13                                 250,000            257,629
   5.75%,   04/15/07                               1,000,000          1,083,675
   6.38%,   12/16/35                               1,000,000          1,107,392
   6.50%,   01/15/12                                 500,000            556,510
European Investment Bank
   4.00%,   03/15/05                                 500,000            515,512
   4.00%,   08/30/05                                 500,000            520,191
   4.63%,   03/01/07                               1,000,000          1,062,344
First Union Capital Corp.
   8.04%,   12/01/26                               1,000,000          1,145,121
First Union Corp.
   6.63%,   07/15/05                                 500,000            535,992
First Union National Bank
   7.74%,   05/17/32                               1,414,454          1,580,312
Fleet Credit Card Master Trust II
   3.86%,   03/15/07                               6,870,000          6,985,849
FleetBoston Financial Corp.
   6.88%,   01/15/28                                 250,000            279,688
GE Global Insurance Holdings
   7.50%,   06/15/10                                 150,000            172,979
HSBC Holdings PLC
   5.25%,   12/12/12                                 250,000            256,015
HSBC USA Inc.
   7.00%,   11/01/06                                 250,000            280,195
Inter-American Development Bank
   5.38%,   01/18/06                               1,000,000          1,087,132
International Bank for
 Reconstruction & Development
   3.63%,   05/21/13                                 150,000            142,176
   4.13%,   08/12/09                                 500,000            515,088
   6.38%,   07/21/05                               1,000,000          1,072,349
   7.00%,   01/27/05                               1,500,000          1,590,298
John Deere Capital Corp.
   7.00%,   03/15/12                                 500,000            575,994

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

BANKS (CONTINUED)

KeyCorp
   6.75%,   03/15/06                         $     1,500,000   $      1,638,013
KFW International Finance Inc.
   2.50%,   10/17/05                                 500,000            506,145
   4.25%,   04/18/05                               1,500,000          1,551,517
   4.75%,   01/24/07                                 500,000            536,371
   8.00%,   02/15/10                                 250,000            300,223
Korea Development Bank
   5.25%,   11/16/06                                 500,000            529,759
Landwirtschaftliche Rentenbank
   3.25%,   06/19/08                                 400,000            394,696
LB Commercial Conduit Mortgage Trust
   6.78%,   06/15/31                               6,000,000          6,769,060
Mellon Funding Corp.
   6.38%,   02/15/10                                 500,000            556,617
National City Bank of Indiana
   2.38%,   08/15/06                                 250,000            250,452
National City Bank of Ohio
   3.30%,   05/15/08                                 500,000            496,077
NationsBank Corp.
   7.75%,   08/15/15                               1,000,000          1,210,958
NiSource Finance Corp.
   7.88%,   11/15/10                                 150,000            178,409
Oesterreichische Kontrollbank AG
   5.50%,   01/20/06                                 500,000            532,294
PNC Funding Corp.
   5.75%,   08/01/06                                 250,000            268,402
Popular North America Inc.
   4.25%,   04/01/08                                 100,000            101,808
Royal Bank of Scotland Group PLC
   5.00%,   10/01/14                               1,000,000            990,908
Sanwa Bank Ltd.
   7.40%,   06/15/11                                 250,000            286,477
SLM Corp.
   3.95%,   08/15/08                                 150,000            151,483
   5.13%,   08/27/12                                 500,000            507,485
Sprint Capital Corp.
   8.38%,   03/15/12                                 500,000            583,900
SunTrust Banks Inc.
   5.05%,   07/01/07                                 500,000            539,032
Swiss Bank Corp.
   7.00%,   10/15/15                                 250,000            292,082
   7.38%,   06/15/17                                 100,000            120,057
Tyco Capital Corp.
   7.63%,   08/16/05                               1,045,000          1,135,165
Union Bank of Switzerland
   7.25%,   07/15/06                                 250,000            278,424
US Bank NA Minnesota
   6.38%,   08/01/11                               1,000,000          1,114,966
Wells Fargo & Company
   5.13%,   02/15/07                               1,000,000          1,066,858
Wells Fargo Bank NA
   7.55%,   06/21/10                               1,000,000          1,185,250
Zions Bancorporation
   6.00%,   09/15/15                                 200,000            209,701
-------------------------------------------------------------------------------
                                                                     52,099,778
-------------------------------------------------------------------------------

BEVERAGES - 0.41%

Anheuser-Busch Companies Inc.
   6.80%,   01/15/31                                 500,000            570,808
Bottling Group LLC
   4.63%,   11/15/12                                 100,000             99,456
Brown-Forman Corp.
   2.13%,   03/15/06                                 250,000            249,303
Coca-Cola Enterprises Inc.
   6.13%,   08/15/11                                 250,000            276,473
   8.50%,   02/01/22                                 250,000            323,609
Diageo Capital PLC
   6.13%,   08/15/05                               1,000,000          1,064,269
PepsiAmericas Inc.
   3.88%,   09/12/07                                 100,000            101,947
-------------------------------------------------------------------------------
                                                                      2,685,865
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.06%

Hanson Australia Funding Ltd.
   5.25%,   03/15/13                                 100,000             99,538
Masco Corp.
   5.88%,   07/15/12                                 250,000            265,949
-------------------------------------------------------------------------------
                                                                        365,487
-------------------------------------------------------------------------------

CHEMICALS - 0.21%

Chevron Phillips Chemical Co.
   5.38%,   06/15/07                                 500,000            532,335
Dow Chemical Co. (The)
   6.00%,   10/01/12                                 250,000            263,159
Du Pont (E.I.) de Nemours and Co.
   6.88%,   10/15/09                                 250,000            289,165
Praxair Inc.
   3.95%,   06/01/13                                 150,000            140,545
Rohm & Hass Co.
   7.85%,   07/15/29                                 150,000            184,423
-------------------------------------------------------------------------------
                                                                      1,409,627
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.10%

Cendant Corp.
   6.25%,   03/15/10                                 250,000            271,860
Hertz Corp.
   8.25%,   06/01/05                                 250,000            266,466
PHH Corp.
   7.13%,   03/01/13                                 100,000            111,989
-------------------------------------------------------------------------------
                                                                        650,315
-------------------------------------------------------------------------------

COMPUTER SYSTEMS - 0.02%

Computer Sciences Corp.
   7.38%,   06/15/11                                 100,000            117,602
-------------------------------------------------------------------------------
                                                                        117,602
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

COMPUTERS - 0.32%

Hewlett-Packard Co.
   5.50%,   07/01/07                         $       500,000   $        540,400
International Business Machines
 Corp.
   4.75%,   11/29/12                                 500,000            501,057
   4.88%,   10/01/06                               1,000,000          1,062,644
-------------------------------------------------------------------------------
                                                                      2,104,101
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.17%

Procter & Gamble Co.
   6.88%,   09/15/09                               1,000,000          1,155,200
-------------------------------------------------------------------------------
                                                                      1,155,200
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.04%

Costco Wholesale Corp.
   5.50%,   03/15/07                                 250,000            269,686
-------------------------------------------------------------------------------
                                                                        269,686
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 8.55%

American Express Co.
   3.75%,   11/20/07                                 250,000            254,661
American Express Credit Corp.
   3.00%,   05/16/08                                 250,000            244,668
American General Finance Corp.
   5.38%,   10/01/12                                 250,000            257,795
   5.88%,   07/14/06                               1,000,000          1,079,129
American International Group Inc.
   4.25%,   05/15/13/(1)/                            250,000            237,127
Ameriquest Mortgage Securities Inc.
   4.84%,   09/25/25                                   9,758              9,749
AMVESCAP PLC
   5.38%,   02/27/13                                 100,000             97,310
Associates Corp. NA
   6.88%,   11/15/08                                 410,000            465,859
   6.95%,   11/01/18                                 250,000            287,298
AXA Financial Inc.
   7.75%,   08/01/10                                 250,000            296,129
Bear Stearns Companies Inc.
   5.70%,   01/15/07                               1,000,000          1,084,450
   5.70%,   11/15/14                                 250,000            260,596
Boeing Capital Corp.
   5.65%,   05/15/06                                 500,000            533,822
Burlington Resources Finance
   7.20%,   08/15/31                                 250,000            287,959
Capital One Bank
   6.88%,   02/01/06                               1,000,000          1,081,798
CIT Group Inc.
   7.75%,   04/02/12                                 500,000            590,720
Citigroup Inc.
   5.63%,   08/27/12                                 250,000            263,910
   6.00%,   02/21/12                                 500,000            546,374
   6.63%,   06/15/32                                 250,000            270,822
   6.75%,   12/01/05                               2,500,000          2,715,965
   7.25%,   10/01/10                                 500,000            582,779
Countrywide Home Loans Inc.
   3.50%,   12/19/05                                 250,000            256,964
   5.63%,   05/15/07                                 500,000            539,799
Credit Suisse First Boston
   Mortgage Securities Corp.
   Series 1999-C1 Class A2
   7.29%,   09/15/41                                 800,000            919,545
Detroit Edison Securitization
   Funding LLC Series 2001-1
   Class A6
   6.62%,   03/01/16                               1,000,000          1,135,882
Ford Credit Auto Owner Trust
   3.62%,   01/15/06                                 573,651            579,120
   4.36%,   09/15/36                               2,000,000          2,061,749
Ford Motor Credit Co.
   6.88%,   02/01/06                                 850,000            907,212
   7.25%,   10/25/11                               1,500,000          1,626,846
   7.50%,   03/15/05                                 850,000            897,101
   7.60%,   08/01/05                                 300,000            320,644
   7.88%,   06/15/10                               1,000,000          1,117,365
FPL Group Capital Inc.
   7.38%,   06/01/09                                 100,000            116,459
General Electric Capital Corp.
   3.50%,   05/01/08                                 250,000            250,254
   5.38%,   03/15/07                               2,100,000          2,258,808
   6.50%,   12/10/07                               1,000,000          1,118,946
   6.75%,   03/15/32                               1,000,000          1,107,121
General Motors Acceptance Corp.
   5.71%,   10/15/38                               1,000,000          1,069,220
   6.13%,   09/15/06                                 500,000            535,125
   6.75%,   01/15/06                               1,000,000          1,073,549
   6.88%,   09/15/11                                 850,000            915,558
   7.25%,   03/02/11                                 500,000            548,554
   7.72%,   12/15/09                               1,707,000          2,004,842
   8.00%,   11/01/31                                 250,000            280,742
Goldman Sachs Group Inc.
   4.13%,   01/15/08                               1,000,000          1,025,302
   5.70%,   09/01/12                                 250,000            262,738
   6.13%,   02/15/33                                 400,000            402,818
   6.60%,   01/15/12                                 250,000            279,382
   6.88%,   01/15/11                                 250,000            283,902
   7.63%,   08/17/05                                 500,000            546,478
Household Finance Corp.
   5.75%,   01/30/07                               1,250,000          1,351,379
   6.40%,   06/17/08                                 250,000            277,178
   6.50%,   01/24/06                                 250,000            270,369
   6.50%,   11/15/08                                 500,000            557,373
   8.00%,   07/15/10                               1,000,000          1,197,583
JP Morgan & Co. Inc.
   6.00%,   01/15/09                                 250,000            273,011
JP Morgan Chase & Co.
   5.25%,   05/30/07                                 500,000            533,711
   6.75%,   02/01/11                               1,000,000          1,127,591
LB-UBS Commercial Mortgage Trust
   4.85%,   09/15/31                               1,500,000          1,517,245

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

Lehman Brothers Holdings Inc.
   4.00%,   01/22/08                         $       500,000   $        509,972
   6.63%,   01/18/12                                 250,000            282,129
   7.63%,   06/01/06                               1,000,000          1,121,448
MBNA America Bank NA
   5.38%,   01/15/08                                 500,000            531,625
Merrill Lynch & Co. Inc.
   3.70%,   04/21/08                                 600,000            603,917
   6.00%,   02/17/09                               1,000,000          1,099,312
Morgan Stanley
   5.80%,   04/01/07                                 500,000            543,491
   6.02%,   02/15/33                                 435,736            457,355
   7.25%,   04/01/32                                 100,000            117,201
   7.69%,   02/15/20                               1,000,000          1,118,367
   7.75%,   06/15/05                               1,000,000          1,085,405
   8.00%,   06/15/10                               1,000,000          1,201,993
National Rural Utilities
 Cooperative Finance Corp.
   3.88%,   02/15/08                                 400,000            405,031
   7.25%,   03/01/12                                 350,000            407,815
Pemex Project Funding Master
 Trust
   7.38%,   12/15/14                                 500,000            533,750
   8.63%,   02/01/22                                 250,000            276,875
Rio Tinto Finance USA Ltd.
   2.63%,   09/30/08                                 100,000             95,389
Saxon Asset Securities Trust
   5.53%,   07/25/31                                 400,000            398,365
Textron Finance Corp.
   6.00%,   11/20/09                                 200,000            219,471
Toyota Motor Credit Corp.
   2.80%,   01/18/06                                 100,000            101,810
Unilever Capital Corp.
   6.88%,   11/01/05                               1,000,000          1,084,369
Verizon Global Funding Corp.
   7.75%,   12/01/30                                 250,000            293,677
Washington Mutual Inc.
   7.50%,   08/15/06                               1,000,000          1,117,142
-------------------------------------------------------------------------------
                                                                     56,602,294
-------------------------------------------------------------------------------

ELECTRIC - 1.46%

AEP Texas Central Co.
   6.65%,   02/15/33                                 250,000            263,962
Alabama Power Co. Series Q
   5.50%,   10/15/17                                 250,000            258,454
Alabama Power Co. Series X
   3.13%,   05/01/08                                 250,000            246,066
American Electric Power Inc.
   6.13%,   05/15/06                                 100,000            107,759
Arizona Public Service Co.
   6.50%,   03/01/12                                 250,000            275,657
Cincinnati Gas & Electric Co.
   5.70%,   09/15/12                                 250,000            263,019
Columbus Southern Power Co.
   5.50%,   03/01/13                                 150,000            155,332
Commonwealth Edison
   7.00%,   07/01/05                                 500,000            536,957
Consolidated Edison Inc.
   4.88%,   02/01/13                                 200,000            201,378
Constellation Energy Group
   7.60%,   04/01/32                                 250,000            292,598
Consumers Energy Co.
   6.00%,   03/15/05                                 500,000            520,823
Dominion Resources Inc.
   7.63%,   07/15/05                                 500,000            540,133
   8.13%,   06/15/10                                 500,000            599,775
DTE Energy Co.
   7.05%,   06/01/11                                 500,000            560,670
Entergy Gulf States Inc.
   3.60%,   06/01/08/(1)/                            100,000             96,392
Florida Power & Light Co.
   4.85%,   02/01/13                                 150,000            151,601
   5.63%,   04/01/34                                 150,000            146,628
KN Energy Inc.
   7.25%,   03/01/28                                 250,000            278,128
MidAmerican Energy Co.
   6.75%,   12/30/31                                 250,000            270,615
Niagara Mohawk Power Corp.
   7.63%,   10/01/05                                 529,268            574,183
Northern States Power Co.
   8.00%,   08/28/12                                 250,000            304,808
Oncor Electric Delivery Co.
   6.38%,   05/01/12                                 500,000            549,493
Ontario Hydro Canada
   7.45%,   03/31/13                                 500,000            602,698
PECO Energy Co.
   3.50%,   05/01/08                                 250,000            249,329
Pepco Holdings Inc.
   6.45%,   08/15/12                                 250,000            272,671
Progress Energy Inc.
   7.10%,   03/01/11                                 400,000            450,650
   7.75%,   03/01/31                                 100,000            116,517
Public Service Company of Colorado
   4.88%,   03/01/13                                 200,000            199,914
Public Service Electric & Gas Co.
   5.13%,   09/01/12                                 250,000            255,444
South Carolina Electric & Gas Co.
   5.30%,   05/15/33                                 150,000            138,718
Wisconsin Energy Corp.
   5.88%,   04/01/06                                 100,000            106,928
   6.50%,   04/01/11                                 100,000            110,196
-------------------------------------------------------------------------------
                                                                      9,697,496
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.02%

MidAmerican Energy Holdings Co.
   3.50%,   05/15/08                                 150,000            147,469
-------------------------------------------------------------------------------
                                                                        147,469
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%

USA Waste Services Inc.
   7.00%,   07/15/28                         $       150,000   $        161,449
Waste Management Inc.
   6.50%,   11/15/08                                 150,000            165,079
-------------------------------------------------------------------------------
                                                                        326,528
-------------------------------------------------------------------------------

FOOD - 1.06%

Albertson's Inc.
   7.45%,   08/01/29                                 100,000            109,111
   7.50%,   02/15/11                                 250,000            286,589
Archer-Daniels-Midland Co.
   8.38%,   04/15/17                                 500,000            642,376
Campbell Soup Co.
   4.88%,   10/01/13                                 250,000            250,265
ConAgra Foods Inc.
   6.00%,   09/15/06                                 500,000            540,444
General Mills Inc.
   5.13%,   02/15/07                                 500,000            531,129
Heinz (H.J.) Co.
   6.63%,   07/15/11                                 250,000            282,960
Kellogg Co.
   6.60%,   04/01/11                               1,000,000          1,120,692
Kraft Foods Inc.
   5.63%,   11/01/11                                 500,000            526,823
   6.50%,   11/01/31                                 100,000            104,487
McDonald's Corp.
   3.88%,   08/15/07                                 250,000            256,852
Safeway Inc.
   7.50%,   09/15/09                               1,085,000          1,247,377
Sara Lee Corp.
   2.75%,   06/15/08                                 250,000            241,671
SUPERVALU Inc.
   7.88%,   08/01/09                                 500,000            583,222
Tyson Foods Inc.
   8.25%,   10/01/11                                 250,000            289,891
-------------------------------------------------------------------------------
                                                                      7,013,889
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.25%

International Paper Co.
   6.75%,   09/01/11                                 500,000            555,887
MeadWestvaco Corp.
   6.85%,   04/01/12                                 250,000            274,995
Weyerhaeuser Co.
   6.00%,   08/01/06                                 250,000            267,699
   6.75%,   03/15/12                                 250,000            272,735
   7.38%,   03/15/32                                 250,000            271,826
-------------------------------------------------------------------------------
                                                                      1,643,142
-------------------------------------------------------------------------------

GAS - 0.10%

KeySpan Corp.
   7.63%,   11/15/10                                 500,000            595,545
Southern California Gas Co.
   4.80%,   10/01/12                                 100,000            100,612
-------------------------------------------------------------------------------
                                                                        696,157
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.02%

Emerson Electric Co.
   5.00%,   12/15/14                                 150,000            151,128
-------------------------------------------------------------------------------
                                                                        151,128
-------------------------------------------------------------------------------

HEALTH CARE - 0.03%

Johnson & Johnson
   4.95%,   05/15/33                                 200,000            181,893
-------------------------------------------------------------------------------
                                                                        181,893
-------------------------------------------------------------------------------

HOME BUILDERS - 0.03%

Centex Corp.
   4.75%,   01/15/08                                 100,000            103,175
Pulte Homes Inc.
   7.88%,   08/01/11                                 100,000            117,863
-------------------------------------------------------------------------------
                                                                        221,038
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.03%

Fortune Brands Inc.
   2.88%,   12/01/06                                 100,000            100,619
Newell Rubbermaid Inc.
   4.63%,   12/15/09                                 100,000            100,577
-------------------------------------------------------------------------------
                                                                        201,196
-------------------------------------------------------------------------------

INSURANCE - 0.35%

Allstate Corp.
   7.20%,   12/01/09                               1,000,000          1,166,397
Chubb Corp.
   3.95%,   04/01/08                                 100,000            101,064
CNA Financial Corp.
   6.75%,   11/15/06                                 100,000            106,607
Hartford Life Inc.
   7.38%,   03/01/31                                 250,000            293,121
Lion Connecticut Holdings Inc.
   7.63%,   08/15/26                                 100,000            114,131
MetLife Inc.
   6.50%,   12/15/32                                 100,000            106,037
Prudential Financial Inc.
   3.75%,   05/01/08                                 100,000            100,049
Radian Group Inc.
   5.63%,   02/15/13                                 100,000            103,404
SAFECO Corp.
   4.88%,   02/01/10                                 150,000            154,644
Travelers Property Casualty Corp.
   6.38%,   03/15/33                                 100,000            104,277
-------------------------------------------------------------------------------
                                                                      2,349,731
-------------------------------------------------------------------------------

MACHINERY - 0.04%

Deere & Co.
   6.95%,   04/25/14                                 250,000            290,829
-------------------------------------------------------------------------------
                                                                        290,829
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING - 0.18%

Caterpillar Inc.
   7.25%,   09/15/09                         $     1,000,000   $      1,169,969
-------------------------------------------------------------------------------
                                                                      1,169,969
-------------------------------------------------------------------------------

MANUFACTURERS - 0.04%

Honeywell International Inc.
   6.13%,   11/01/11                                 250,000            274,902
-------------------------------------------------------------------------------
                                                                        274,902
-------------------------------------------------------------------------------

MANUFACTURING - 0.18%

Cooper Industries Inc.
   5.50%,   11/01/09                                 100,000            107,539
General Electric Co.
   5.00%,   02/01/13                                 400,000            404,534
Norsk Hydro ASA
   6.36%,   01/15/09                                 590,000            655,219
-------------------------------------------------------------------------------
                                                                      1,167,292
-------------------------------------------------------------------------------

MEDIA - 0.95%

AOL Time Warner Inc.
   6.88%,   05/01/12                                 500,000            562,653
Clear Channel Communications Inc.
   4.25%,   05/15/09                                 400,000            401,028
Comcast Cable Communications
   8.38%,   05/01/07                                 500,000            579,690
Liberty Media Corp.
   7.88%,   07/15/09                                 500,000            579,190
TCI Communications Inc.
   8.75%,   08/01/15                               1,000,000          1,265,524
Time Warner Entertainment Co.
   8.38%,   03/15/23                               1,000,000          1,239,115
Viacom Inc.
   5.63%,   08/15/12                                 250,000            266,022
   7.75%,   06/01/05                                 250,000            270,317
   7.88%,   07/30/30                                 250,000            310,983
Walt Disney Co. (The)
   6.38%,   03/01/12                                 250,000            274,902
   6.75%,   03/30/06                                 500,000            543,823
-------------------------------------------------------------------------------
                                                                      6,293,247
-------------------------------------------------------------------------------

MINING - 0.29%

Alcan Inc.
   4.88%,   09/15/12                                 500,000            498,739
Alcoa Inc.
   7.38%,   08/01/10                               1,000,000          1,172,220
BHP Finance (USA) Ltd.
   4.80%,   04/15/13                                 250,000            250,637
-------------------------------------------------------------------------------
                                                                      1,921,596
-------------------------------------------------------------------------------

MULTI-NATIONAL - 0.44%

Asian Development Bank
   6.75%,   06/11/07                               1,000,000          1,126,400
Inter-American Development Bank
   7.38%,   01/15/10                               1,000,000          1,198,062
   8.50%,   03/15/11                                 450,000            565,809
-------------------------------------------------------------------------------
                                                                      2,890,271
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.02%

Pitney Bowes Inc.
   5.95%,   02/01/05                                 150,000            156,071
-------------------------------------------------------------------------------
                                                                        156,071
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.37%

Alberta Energy Co. Ltd.
   7.38%,   11/01/31                                 250,000            296,890
Amerada Hess Corp.
   7.30%,   08/15/31                                 500,000            516,299
Anadarko Petroleum Corp.
   7.15%,   05/15/28                                 500,000            563,341
Apache Finance Canada
   7.75%,   12/15/29                                 250,000            309,881
BP Capital Markets PLC
   2.35%,   06/15/06                                 500,000            501,339
   4.00%,   04/29/05                                 250,000            258,026
Conoco Funding Co.
   6.35%,   10/15/11                                 750,000            840,869
Devon Financing Corp. ULC
   6.88%,   09/30/11                               1,000,000          1,133,925
Enterprise Products Partners LP
   6.88%,   03/01/33                                 100,000             99,925
Kerr-McGee Corp.
   6.88%,   09/15/11                                 200,000            222,507
Lasmo (USA) Inc.
   6.75%,   12/15/07                                 100,000            112,160
Marathon Oil Corp.
   6.13%,   03/15/12                                 500,000            540,724
Occidental Petroleum Corp.
   7.20%,   04/01/28                                 250,000            286,980
   7.38%,   11/15/08                                 500,000            576,788
Petroleos Mexicanos
   9.38%,   12/02/08                                 500,000            595,000
Phillips 66 Capital Trust II
   8.00%,   01/15/37                               1,000,000          1,123,577
Texaco Capital Inc.
   5.50%,   01/15/09                                 500,000            545,597
Transocean Inc.
   6.75%,   04/15/05                                 250,000            263,967
Union Oil Co. of California
   5.05%,   10/01/12                                 100,000            101,085
Valero Energy Corp.
   4.75%,   06/15/13                                 200,000            189,521
-------------------------------------------------------------------------------
                                                                      9,078,401
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS - 0.34%

American Home Products Corp.
   6.25%,   03/15/06                         $       500,000   $        539,332
Bristol-Myers Squibb Co.
   5.75%,   10/01/11                                 500,000            540,311
Lilly (Eli) & Co.
   2.90%,   03/15/08                                 150,000            147,653
Merck & Co. Inc.
   4.38%,   02/15/13                                 200,000            196,872
Pharmacia Corp.
   6.50%,   12/01/18                                 500,000            580,987
Wyeth
   5.50%,   03/15/13                                 250,000            254,490
-------------------------------------------------------------------------------
                                                                      2,259,645
-------------------------------------------------------------------------------

PIPELINES - 0.29%

Duke Energy Field Services Corp.
   7.50%,   08/16/05                                 500,000            537,231
   7.88%,   08/16/10                                 500,000            585,779
Kinder Morgan Energy Partners LP
   5.35%,   08/15/07                                 500,000            535,705
TransCanada PipeLines Ltd.
   4.00%,   06/15/13                                 250,000            233,094
-------------------------------------------------------------------------------
                                                                      1,891,809
-------------------------------------------------------------------------------

PUBLISHING - 0.09%

News America Holdings Inc.
   7.60%,   10/11/15                                 500,000            589,156
-------------------------------------------------------------------------------
                                                                        589,156
-------------------------------------------------------------------------------

REAL ESTATE - 0.12%

EOP Operating LP
   7.00%,   07/15/11                                 500,000            564,206
ERP Operating LP
   5.20%,   04/01/13                                 250,000            251,570
-------------------------------------------------------------------------------
                                                                        815,776
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%

Archstone-Smith Trust
   5.00%,   08/15/07                                 100,000            104,925
Boston Properties Inc.
   6.25%,   01/15/13                                 250,000            268,261
Simon Property Group Inc.
   6.35%,   08/28/12                                 250,000            271,667
-------------------------------------------------------------------------------
                                                                        644,853
-------------------------------------------------------------------------------

RETAIL - 0.53%

Federated Department Stores Inc.
   6.30%,   04/01/09                                 253,000            277,563
Fred Meyer Inc.
   7.45%,   03/01/08                               1,000,000          1,138,932
May Department Stores Co.
   7.90%,   10/15/07                                 250,000            286,895
Target Corp.
   7.00%,   07/15/31                                 500,000            566,893
Wal-Mart Stores Inc.
   7.55%,   02/15/30                               1,000,000          1,230,687
-------------------------------------------------------------------------------
                                                                      3,500,970
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.08%

Motorola Inc.
   6.75%,   02/01/06                                 250,000            269,321
   7.63%,   11/15/10                                 250,000            287,325
-------------------------------------------------------------------------------
                                                                        556,646
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.75%

Alltel Corp.
   7.00%,   07/01/12                                 250,000            283,863
AT&T Wireless Services Inc.
   7.88%,   03/01/11                                 750,000            867,860
British Telecom PLC
   7.88%,   12/15/05                                 500,000            551,007
   8.38%,   12/15/10                                 500,000            608,438
Cingular Wireless LLC
   6.50%,   12/15/11                                 250,000            273,395
Citizens Communications
   8.50%,   05/15/06                                 500,000            545,931
Cox Communications Inc.
   4.63%,   06/01/13                                 250,000            241,025
Cox Communications Inc. Class A
   5.50%,   10/01/15                                 175,000            176,034
Verizon Wireless Inc.
   5.38%,   12/15/06                                 500,000            533,551
Vodafone Group PLC
   7.75%,   02/15/10                                 750,000            888,896
-------------------------------------------------------------------------------
                                                                      4,970,000
-------------------------------------------------------------------------------

TELEPHONE - 1.40%

AT&T Corp.
   7.25%,   11/15/06                                 250,000            276,459
   8.75%,   11/15/31                                 500,000            584,282
BellSouth Corp.
   6.00%,   10/15/11                                 250,000            271,060
   6.88%,   10/15/31                                 500,000            547,069
Deutsche Telekom International
   Finance AG
   8.50%,   06/15/10                               1,000,000          1,209,116
France Telecom SA
   8.70%,   03/01/06                                 200,000            223,399
   9.00%,   03/01/11                                 250,000            300,271
   9.75%,   03/01/31                                 250,000            332,169
GTE Corp.
   7.51%,   04/01/09                                 500,000            575,121
Koninklijke KPN NV
   8.00%,   10/01/10                                 500,000            598,134

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

TELEPHONE (CONTINUED)

Pacific Bell
   7.13%,   03/15/26                         $       250,000   $        280,235
SBC Communications Inc.
   5.75%,   05/02/06                                 250,000            268,257
   6.25%,   03/15/11                                 250,000            273,666
Sprint Capital Corp.
   6.13%,   11/15/08                               1,000,000          1,065,876
Telecom Italia Capital
   5.25%,   11/15/13/(1)/                            500,000            500,996
Telefonica Europe BV
   8.25%,   09/15/30                                 500,000            631,138
Verizon New York Inc.
   7.38%,   04/01/32                                 500,000            550,489
Verizon Pennsylvania Inc.
   5.65%,   11/15/11                                 500,000            524,414
Verizon Virginia Inc.
   4.63%,   03/15/13                                 250,000            240,946
-------------------------------------------------------------------------------
                                                                      9,253,097
-------------------------------------------------------------------------------

TOBACCO - 0.12%

Altria Group Inc.
   7.00%,   11/04/13                                 500,000            533,398
Philip Morris
   7.00%,   07/15/05                                 250,000            263,276
-------------------------------------------------------------------------------
                                                                        796,674
-------------------------------------------------------------------------------

TRANSPORTATION - 0.66%

Burlington Northern Santa Fe Corp.
   7.13%,   12/15/10                               1,000,000          1,157,697
Canadian National Railway Co.
   6.45%,   07/15/06                                 800,000            866,526
CSX Corp.
   7.95%,   05/01/27                                 330,000            400,204
FedEx Corp.
   9.65%,   06/15/12                                 150,000            196,215
Norfolk Southern Corp.
   7.70%,   05/15/17                                 500,000            602,532
Union Pacific Corp.
   6.79%,   11/09/07                               1,000,000          1,117,170
-------------------------------------------------------------------------------
                                                                      4,340,344
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $191,277,990)                                                202,214,147
-------------------------------------------------------------------------------

MUNICIPAL DEBT OBLIGATIONS - 0.25%

ILLINOIS - 0.11%

Illinois State, Pension Funding
   5.10%,   06/01/33                                 800,000            735,576
-------------------------------------------------------------------------------
                                                                        735,576
-------------------------------------------------------------------------------

NEW JERSEY - 0.11%

New Jersey State Turnpike Authority,
 Turnpike Revenue
   4.25%,   01/01/16                                 750,000            716,820
-------------------------------------------------------------------------------
                                                                        716,820
-------------------------------------------------------------------------------

OREGON - 0.03%

Oregon State, General Obligations
   5.76%,   06/01/23                                 200,000            207,502
-------------------------------------------------------------------------------
                                                                        207,502
-------------------------------------------------------------------------------

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,648,659)                                                    1,659,898
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES/(5)/ - 2.26%

British Columbia (Province of)
   6.50%,   01/15/26                                 250,000            282,312
Canada (Government of)
   5.25%,   11/05/08                                 250,000            270,953
Chile (Republic of)
   5.50%,   01/15/13                                 150,000            154,275
Finland (Republic Of)
   6.95%,   02/15/26                                 250,000            293,109
Hydro-Quebec
   6.30%,   05/11/11                                 500,000            563,903
Israel (State of)
   4.63%,   06/15/13                                 100,000             95,369
Italy (Republic of)
   4.38%,   10/25/06                               1,000,000          1,047,510
   6.00%,   02/22/11                               2,000,000          2,229,434
   6.88%,   09/27/23                                 250,000            295,334
Korea (Republic of)
   8.88%,   04/15/08                                 250,000            301,093
Lombardy (Region of)
   5.80%,   10/25/32                                 100,000            102,428
Malaysia (Government of)
   7.50%,   07/15/11                                 250,000            295,740
Manitoba (Province of)
   4.25%,   11/20/06                               1,000,000          1,040,986
Mexico Government International Bond
   9.88%,   01/15/07                                 250,000            297,500
New Brunswick (Province of)
   3.50%,   10/23/07                                 150,000            152,592
Nova Scotia (Province of)
   5.75%,   02/27/12                                 500,000            537,139
Ontario (Province of)
   3.28%,   03/28/08                                 250,000            247,334
People's Republic Of China
   4.75%,   10/29/13                                 250,000            246,515
Poland (Republic of)
   5.25%,   01/15/14                                 200,000            200,000
Quebec (Province of)
   5.75%,   02/15/09                               1,000,000          1,093,365
   6.13%,   01/22/11                               1,000,000          1,114,701

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------
Saskatchewan (Province of)
   7.38%,   07/15/13                         $       230,000   $        277,924
South Africa (Republic of)
   7.38%,   04/25/12                                 250,000            280,625
United Mexican States
   6.38%,   01/16/13                               1,500,000          1,556,250
   8.13%,   12/30/19                               1,000,000          1,117,500
   8.30%,   08/15/31                                 250,000            281,875
   8.50%,   02/01/06                                 500,000            559,500
-------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $14,318,038)                                                  14,935,266
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS - 81.64%

U.S. GOVERNMENT SECURITIES - 29.30%

U.S. Treasury Bonds
   5.25%,   02/15/29                               1,700,000          1,715,008
   5.38%,   02/15/31                                 600,000            625,711
   6.00%,   02/15/26                               1,800,000          1,996,101
   6.13%,   11/15/27                               2,600,000          2,931,297
   6.25%,   05/15/30                              10,400,000         12,001,434
   6.50%,   11/15/26                               1,950,000          2,293,992
   7.13%,   02/15/23                               2,700,000          3,369,832
   7.25%,   05/15/16                               1,800,000          2,245,430
   7.50%,   11/15/24                                 400,000            521,703
   7.63%,   02/15/25                               3,200,000          4,226,125
   8.00%,   11/15/21                               4,250,000          5,739,825
   8.13%,   08/15/19                               4,030,000          5,443,647
   8.75%,   05/15/17                               1,600,000          2,242,250
   8.75%,   05/15/20                               1,800,000          2,570,344
   9.13%,   05/15/18                               1,500,000          2,175,528
   9.25%,   02/15/16                                 600,000            861,211
   9.38%,   02/15/06                                 800,000            924,031
   9.88%,   11/15/15                                 400,000            596,406
   10.38%,  11/15/09                               3,100,000          3,339,404
   10.38%,  11/15/12                               1,300,000          1,658,566
   11.25%,  02/15/15                                 650,000          1,040,356
   11.75%,  11/15/14                                 500,000            717,090
   12.50%,  08/15/14                                 400,000            585,141
   12.75%,  11/15/10                                 200,000            239,695
   13.25%,  05/15/14                                 850,000          1,263,379
   13.88%,  05/15/11                                 600,000            762,117
U.S. Treasury Notes
   1.50%,   02/28/05                               6,700,000          6,715,443
   1.75%,   12/31/04                                 750,000            753,779
   1.88%,   11/30/05                              20,000,000         20,037,500
   3.00%,   11/15/07                              10,270,000         10,358,260
   3.38%,   12/15/08                              15,000,000         15,101,955
   3.50%,   11/15/06                               3,750,000          3,876,124
   3.88%,   02/15/13                              11,060,000         10,826,700
   4.00%,   11/15/12                               2,550,000          2,525,497
   4.25%,   08/15/13                              11,000,000         11,013,750
   4.38%,   05/15/07                               2,000,000          2,117,890
   4.38%,   08/15/12                                 550,000            560,914
   4.63%,   05/15/06                               5,550,000          5,882,134
   4.75%,   11/15/08                                 900,000            963,492
   5.50%,   05/15/09                                 800,000            889,656
   5.63%,   02/15/06                               1,000,000          1,077,695
   5.63%,   05/15/08                               7,900,000          8,751,099
   5.75%,   11/15/05                               8,250,000          8,857,794
   5.88%,   11/15/04                               1,800,000          1,872,140
   6.00%,   08/15/09                               1,000,000          1,132,695
   6.13%,   08/15/07                               3,100,000          3,469,458
   6.25%,   02/15/07                               1,200,000          1,337,626
   6.50%,   05/15/05                               1,000,000          1,068,750
   6.50%,   08/15/05                               2,400,000          2,589,187
   6.50%,   02/15/10                               1,800,000          2,091,656
   6.75%,   05/15/05                               4,000,000          4,288,124
   6.88%,   05/15/06                               1,100,000          1,222,848
   7.00%,   07/15/06                               1,400,000          1,568,164
   7.88%,   11/15/04                               1,000,000          1,057,227
-------------------------------------------------------------------------------
                                                                    194,093,180
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 40.97%

Federal Home Loan Mortgage
 Corporation
   4.00%,   01/20/19/(2)/                          4,000,000          3,906,248
   4.50%,   08/01/18                               4,895,248          4,900,362
   4.50%,   10/01/18                               3,963,625          3,967,765
   4.50%,   11/01/18                                 995,962            997,003
   4.50%,   01/01/19/(2)/                         10,000,000          9,996,880
   5.00%,   01/01/18/(2)/                          5,000,000          5,092,190
   5.00%,   05/01/18                               5,364,494          5,471,593
   5.00%,   08/01/18                                 981,467          1,001,061
   5.00%,   08/01/33                               1,981,022          1,956,441
   5.00%,   09/01/33                               4,966,063          4,904,443
   5.00%,   10/01/33                               3,989,747          3,940,242
   5.50%,   02/01/18                               3,612,146          3,746,605
   5.50%,   01/01/19/(2)/                          4,000,000          4,143,752
   5.50%,   01/01/33/(2)/                         14,000,000         14,166,250
   5.50%,   04/01/33                               2,861,057          2,897,084
   5.50%,   07/01/33                               9,533,192          9,653,233
   5.50%,   11/01/33                                 998,975          1,011,554
   6.00%,   11/01/16                                 332,782            349,179
   6.00%,   05/01/17                                 322,809            338,744
   6.00%,   06/01/17                                 427,067            448,147
   6.00%,   01/01/19/(2)/                          1,000,000          1,047,500
   6.00%,   01/01/34/(2)/                         11,000,000         11,364,375
   6.50%,   01/01/17                               1,564,083          1,656,833
   6.50%,   06/01/31                                 785,820            823,095
   6.50%,   09/01/31                                 245,056            256,680
   6.50%,   01/01/34/(2)/                         16,000,000         16,755,008
   7.00%,   02/01/16                                 858,467            916,628
   7.00%,   12/01/31                               1,497,400          1,584,318
   7.00%,   01/01/32                               1,643,392          1,738,784
   7.50%,   06/01/27                                 516,293            555,412
   7.50%,   01/01/28                                 958,515          1,031,140
   7.50%,   10/01/29                                 806,518            868,757
   8.00%,   12/01/24                               2,292,336          2,503,084

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

Federal National Mortgage
 Association
   4.00%,   11/01/18                         $       999,901   $        975,636
   4.00%,   12/01/18                                 999,901            975,636
   4.50%,   11/01/18                               6,971,722          6,987,719
   4.50%,   12/01/18                                 995,910            998,195
   5.00%,   03/01/18                                 933,612            953,418
   5.00%,   05/01/18                              10,198,249         10,414,598
   5.00%,   06/01/18                                 974,122            994,787
   5.00%,   07/01/18                                 954,107            974,348
   5.00%,   06/01/33                               2,968,598          2,939,184
   5.00%,   10/01/33                                 995,987            986,119
   5.00%,   11/01/33                               8,978,607          8,889,646
   5.00%,   12/01/33                               1,997,855          1,978,060
   5.00%,   01/01/34/(2)/                          5,000,000          4,946,875
   5.50%,   01/01/18                               2,749,901          2,852,835
   5.50%,   02/01/18                               3,386,426          3,513,062
   5.50%,   04/01/18                                 892,021            925,440
   5.50%,   06/01/33                               9,304,960          9,430,851
   5.50%,   07/01/33                              14,706,130         14,905,096
   6.00%,   06/01/16                                 289,716            304,209
   6.00%,   07/01/16                                 354,795            372,544
   6.00%,   01/01/17                                 448,580            471,020
   6.00%,   07/01/17                               3,964,291          4,162,997
   6.00%,   12/01/32                               7,377,355          7,629,010
   6.00%,   07/01/33                               1,826,680          1,889,069
   6.00%,   01/01/34/(2)/                          8,000,000          8,267,504
   6.50%,   02/01/17                               1,179,664          1,251,650
   6.50%,   01/01/29                               9,118,074          9,547,242
   6.50%,   08/01/32                               8,464,044          8,853,298
   6.50%,   09/01/32                               1,501,602          1,570,659
   7.00%,   03/01/30                               1,593,857          1,688,959
   7.00%,   02/01/32                               2,026,148          2,145,496
   7.50%,   06/01/30                                 123,099            131,551
   7.50%,   07/01/31                                 179,119            191,469
Government National Mortgage Association
   5.00%,   05/15/33                                 990,634            981,283
   5.00%,   08/15/33                                 998,668            990,616
   5.00%,   09/15/33                                 993,595            985,584
   5.50%,   05/15/33                                 956,609            973,529
   5.50%,   06/15/33                               3,838,085          3,905,972
   6.00%,   02/15/33                               5,234,365          5,444,721
   6.50%,   03/15/32                                 412,925            435,344
   6.50%,   05/15/32                               3,345,359          3,526,988
   6.50%,   10/15/32                                  23,442             24,715
   7.00%,   09/15/31                               3,135,897          3,343,974
   7.50%,   12/15/23                               3,376,694          3,645,247
-------------------------------------------------------------------------------
                                                                    271,366,545
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.37%

Federal Home Loan Bank
   5.38%,   05/15/06                               3,000,000          3,213,639
   5.75%,   05/15/12                               1,800,000          1,960,481
   5.95%,   07/28/08                               3,500,000          3,874,622
   6.09%,   06/02/06                               1,500,000          1,632,706
   6.75%,   08/15/07                                 700,000            788,509
Federal Home Loan Mortgage Corporation
   2.88%,   09/15/05                               6,460,000          6,578,108
   3.50%,   09/15/07                               6,400,000          6,510,522
   4.75%,   10/11/12                               2,000,000          1,969,006
   5.50%,   07/15/06                               1,600,000          1,723,917
   5.75%,   03/15/09                                 500,000            549,728
   5.75%,   01/15/12                               2,200,000          2,396,662
   6.25%,   07/15/32                               1,720,000          1,870,521
   6.75%,   09/15/29                                  70,000             80,545
   6.88%,   01/15/05                               3,500,000          3,697,645
   6.88%,   09/15/10                                 200,000            232,284
   7.00%,   07/15/05                               1,000,000          1,080,429
Federal National Mortgage Association
   0.00%,   06/01/17                               1,000,000            471,101
   2.25%,   05/15/06                               1,970,000          1,969,990
   3.88%,   03/15/05                               6,000,000          6,175,344
   5.25%,   03/22/07                               2,000,000          2,017,702
   5.25%,   01/15/09                               1,000,000          1,076,242
   5.50%,   03/15/11                               3,300,000          3,558,750
   5.88%,   02/02/06                               1,700,000          1,831,769
   6.00%,   05/15/11                               1,500,000          1,662,510
   6.25%,   02/01/11                               1,000,000          1,105,454
   6.25%,   05/15/29                               1,100,000          1,191,608
   6.38%,   06/15/09                                 394,000            445,536
   6.63%,   10/15/07                               1,000,000          1,127,608
   6.63%,   11/15/10                               3,600,000          4,136,314
   7.00%,   07/15/05                               3,500,000          3,781,116
   7.25%,   01/15/10                                 800,000            943,229
Financing Corp.
   8.60%,   09/26/19                               1,150,000          1,555,697
   9.65%,   11/02/18                                 500,000            730,269
Tennessee Valley Authority
   6.25%,   12/15/17                               1,600,000          1,762,899
   6.88%,   12/15/43                               1,000,000          1,043,109
   7.13%,   05/01/30                                 450,000            539,476
-------------------------------------------------------------------------------
                                                                     75,285,047
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS
(Cost: $532,296,225)                                                540,744,772
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 25.24%

MONEY MARKET FUNDS - 15.99%

Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(3)//(4)/                   86,299,378         86,299,378
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(3)//(4)/                   15,666,498         15,666,498

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

                                                   SHARES OR
SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS (CONTINUED)

BlackRock Temp Cash
 Money Market Fund/(3)/                              561,723   $        561,723
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(3)/                3,384,901          3,384,901
-------------------------------------------------------------------------------
                                                                    105,912,500
-------------------------------------------------------------------------------

FLOATING RATE NOTES - 4.18%

Beta Finance Inc.
   1.11%,   05/20/04/(1)//(3)/               $       712,114            712,073
   1.12%,   09/15/04/(1)//(3)/                     1,424,227          1,424,127
   1.13%,   10/12/04/(1)//(3)/                       712,114            712,059
   1.20%,   08/23/04/(1)//(3)/                       712,114            712,505
CC USA Inc.
   1.06%,   05/24/04/(1)//(3)/                     1,424,227          1,424,172
   1.11%,   04/19/04/(1)//(3)/                       626,660            626,651
   1.16%,   07/15/04/(1)//(3)/                       712,114            712,251
Dorada Finance Inc.
   1.11%,   05/20/04/(1)//(3)/                     1,424,227          1,424,146
   1.24%,   08/09/04/(1)//(3)/                       356,057            356,025
Five Finance Inc.
   1.13%,   04/15/04/(1)//(3)/                       712,114            712,114
HBOS Treasury Services PLC
   1.16%,   01/24/05/(1)//(3)/                     1,424,227          1,424,227
Holmes Financing PLC
   1.12%,   04/15/04/(1)//(3)/                       284,845            284,845
K2 USA LLC
   1.10%,   09/27/04/(1)//(3)/                     1,538,165          1,537,996
   1.12%,   08/16/04/(1)//(3)/                       356,057            356,024
   1.13%,   05/17/04/(3)/                            712,114            712,100
   1.14%,   04/13/04/(3)/                            712,114            712,104
Links Finance LLC
   1.10%,   06/28/04/(3)/                            712,114            712,044
   1.10%,   07/20/04/(3)/                            569,691            569,628
   1.11%,   03/29/04/(3)/                            712,114            712,114
   1.14%,   05/04/04/(3)/                            712,114            712,102
Nationwide Building Society
   1.14%,   07/23/04/(1)//(3)/                     1,068,170          1,068,170
   1.17%,   12/28/04/(1)//(3)/                     1,424,227          1,424,227
Permanent Financing PLC
   1.13%,   12/10/04/(3)/                            712,114            712,114
Sigma Finance Inc.
   1.09%,   10/07/04/(3)/                          1,424,227          1,424,010
   1.10%,   07/20/04/(3)/                            712,114            712,036
   1.13%,   07/01/04/(3)/                            712,114            712,026
   1.24%,   08/06/04/(3)/                            356,057            356,036
Tango Finance Corp.
   1.09%,   07/15/04/(1)//(3)/                       427,268            427,193
   1.10%,   07/06/04/(1)//(3)/                       427,268            427,246
WhistleJacket Capital LLC
   1.12%,   09/15/04/(1)//(3)/                       712,114            712,014
White Pine Finance LLC
   1.10%,   08/26/04/(1)//(3)/                       712,114            712,042
   1.12%,   04/20/04/(1)//(3)/                       712,114            712,114
   1.12%,   11/15/04/(1)//(3)/                       854,536            854,536


   1.13%,   07/06/04/(1)//(3)/                       854,536            854,495
-------------------------------------------------------------------------------
                                                                     27,657,566
-------------------------------------------------------------------------------

TIME DEPOSITS - 1.56%

Abbey National Treasury Services PLC
   1.40%,   10/25/04/(3)/                          1,424,227          1,424,049
Bank of New York
   1.39%,   11/01/04/(3)/                          1,424,227          1,424,109
Bank of Nova Scotia
   1.24%,   10/07/04/(3)/                          1,068,170          1,068,089
   1.42%,   10/29/04/(3)/                          1,068,170          1,068,236
Canadian Imperial
   Bank of Commerce
   1.24%,   10/07/04/(3)/                          1,068,170          1,068,048
   1.40%,   10/29/04/(3)/                          1,424,227          1,424,198
SunTrust Bank
   0.81%,   01/02/04/(3)/                          1,780,284          1,780,284
Toronto-Dominion Bank
   1.41%,   11/01/04/(3)/                          1,068,170          1,068,081
-------------------------------------------------------------------------------
                                                                     10,325,094
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.50%

Goldman, Sachs & Co.
   1.02%,     01/02/04/(3)/                        4,272,681          4,272,681
Merrill Lynch
   0.98%,     01/02/04/(3)/                        1,424,227          1,424,227
   0.98%,     01/02/04/(3)/                        1,424,227          1,424,227
   1.00%,     01/02/04/(3)/                        2,848,454          2,848,454
-------------------------------------------------------------------------------
                                                                      9,969,589
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.49%

Alpine Securitization Corp.
   1.09%,   01/07/04/(3)/                            712,114            712,006
   1.09%,   01/09/04/(3)/                            712,114            711,963
   1.10%,   01/20/04/(3)/                            712,114            711,722
Amsterdam Funding Corp.
   1.09%,   01/07/04/(3)/                            712,114            712,006
   1.09%,   01/20/04/(3)/                            712,114            711,725
Barton Capital Corp.
   1.09%,   01/13/04/(3)/                            427,268            427,126
Edison Asset Securitization
   1.09%,   01/23/04/(3)/                            712,114            711,661
Falcon Asset Securitization
   1.09%,   01/16/04/(3)/                          1,424,227          1,423,623
Jupiter Securitization Corp.
   1.09%,   01/14/04/(3)/                          1,566,650          1,566,083
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(3)/                          1,281,804          1,281,417
Receivables Capital Corp.
   1.02%,   01/06/04/(3)/                            896,850            896,748
-------------------------------------------------------------------------------
                                                                      9,866,080
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.52%

Federal Home Loan
   Mortgage Corporation
   1.15%,   05/12/04/(3)/                    $     1,068,170   $      1,063,700
   1.28%,   08/19/04/(3)/                            569,691            565,032
Federal National
   Mortgage Association
   1.28%,   08/20/04/(3)/                          1,851,496          1,836,288
-------------------------------------------------------------------------------
                                                                      3,465,020
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $167,195,849)                                                167,195,849
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 139.92%
(Cost $906,736,761)                                                 926,749,932
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (39.92%)                          (264,398,511)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                           $    662,351,421
-------------------------------------------------------------------------------

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/ TBA.
/(3)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.
/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.
/(5)/ INVESTMENTS ARE DENOMINATED IN U.S. DOLLARS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 15.12%

ABN Amro Bank NV
   1.40%,   10/21/04                         $    25,000,000   $     24,997,987
Bank of America NA
   1.10%,   03/15/04                             100,000,000        100,000,000
BNP Paribas (New York)
   1.10%,   01/20/04                              50,000,000         50,000,000
   1.25%,   10/07/04                              65,000,000         64,997,504
Canadian Imperial Bank of Commerce
   1.31%,   08/13/04                              50,000,000         49,996,901
Citibank NA
   1.09%,   02/23/04                             100,000,000        100,000,000
   1.10%,   01/22/04                              25,000,000         25,000,000
Fortis Bank
   1.39%,   09/08/04                              20,000,000         19,998,625
Societe Generale
   1.34%,   09/03/04                              50,000,000         49,994,621
World Savings Bank FSB
   1.05%,   03/18/04                              80,000,000         79,994,843
   1.06%,   02/12/04                             100,000,000         99,996,771
   1.07%,   02/25/04                              50,000,000         49,997,716
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $714,974,968)                                                714,974,968
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.80%

Amstel Funding Corp.
   1.10%,   02/17/04                              26,368,000         26,330,133
   1.11%,   02/17/04                             100,000,000         99,855,083
   1.16%,   04/22/04                              45,000,000         44,837,600
Banque Generale du Luxembourg
   1.10%,   02/04/04                              13,750,000         13,735,715
Citigroup Global Markets Holdings Inc.
   1.07%,   01/06/04                              30,000,000         29,995,542
Corporate Asset Funding Co. Inc.
   1.09%,   02/04/04                              27,000,000         26,972,205
   1.10%,   01/08/04                              50,000,000         49,989,306
   1.10%,   01/09/04                              25,000,000         24,993,889
   1.10%,   01/20/04                              50,000,000         49,970,972
   1.11%,   01/08/04                              50,000,000         49,989,209
CRC Funding LLC
   1.09%,   01/06/04                              50,000,000         49,992,431
   1.11%,   01/12/04                              50,000,000         49,983,042
DEPFA Bank PLC
   1.11%,   02/11/04                             100,000,000         99,874,153
Edison Asset Securitization Corp.
   1.10%,   01/15/04                              50,000,000         49,978,611
   1.10%,   02/17/04                              18,000,000         17,974,150
K2 USA LLC
   1.13%,   06/07/04                              30,000,000         29,851,217
Kitty Hawk Funding Corp.
   1.10%,   01/20/04                              33,000,000         32,980,841
Liberty Street Funding Corp.
   1.10%,   02/17/04                              17,938,000         17,912,239
   1.11%,   01/29/04                              17,887,000         17,871,558
   1.11%,   02/11/04                              14,559,000         14,540,595
Moat Funding LLC
   1.09%,   01/08/04                             100,000,000         99,978,806
   1.10%,   01/07/04                              50,000,000         49,990,833
Morgan Stanley
   1.08%,   02/25/04                             100,000,000         99,835,000
Nationwide Building Society
   1.10%,   02/06/04                              22,000,000         21,975,800
   1.10%,   02/13/04                              28,000,000         27,963,211
Ness LLC
   1.05%,   01/15/04                              22,254,000         22,244,914
Prudential Funding Corp.
   1.10%,   01/15/04                              50,000,000         49,978,611
Receivables Capital Co. LLC
   1.08%,   01/05/04                              70,230,000         70,221,572
Special Purpose Accounts
Receivable Corp.
   1.11%,   01/13/04                              50,000,000         49,981,500
Ticonderoga Funding LLC
   1.10%,   01/05/04                              25,000,000         24,996,945
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,314,795,683)                                            1,314,795,683
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.50%

Associates Corp. NA
   6.20%,   01/26/04                               7,000,000          7,023,094
Beta Finance Inc.
   1.40%,   09/13/04/(1)/                         40,000,000         40,000,000
   1.41%,   11/03/04/(1)/                         65,000,000         65,000,000
Citigroup Inc.
   5.70%,   02/06/04                              30,000,000         30,126,780
Daimler Chrysler Auto Trust
   1.10%,   08/09/04/(1)/                         22,847,233         22,847,233
General Electric Capital Corp.
   5.38%,   04/23/04                              19,250,000         19,506,971
Hyundai Auto Receivables Trust
   1.11%,   11/15/04                              33,383,576         33,383,576
K2 USA LLC
   1.21%,   08/09/04/(1)/                         24,000,000         23,972,279
Links Finance LLC
   1.44%,   11/01/04                              45,000,000         45,000,000
Merrill Lynch & Co. Inc.
   5.35%,   06/15/04                              17,914,000         18,259,050
Morgan Stanley
   5.63%,   01/20/04                               9,900,000          9,921,400
Nissan Auto Receivables Owner Trust
   1.15%,   11/15/04                              45,070,546         45,070,545
Sigma Finance Inc.
   1.24%,   08/06/04/(1)/                         10,000,000          9,999,403
WFS Financial Owner Trust
   1.13%,   08/20/04                              32,019,814         32,019,814
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $402,130,145)                                                402,130,145
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.76%

ABN Amro Bank NV
   1.14%,   07/06/04                         $    25,000,000   $     25,000,000
ING Bank NV
   0.99%,   01/02/04                             200,000,000        200,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $225,000,000)                                                225,000,000
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 39.11%

American Express Centurion Bank
   1.11%,   10/20/04                              50,000,000         50,000,000
   1.15%,   03/12/04                              50,000,000         50,000,000
Associates Corp. NA
   1.27%,   06/15/04                              15,000,000         14,996,791
Beta Finance Inc.
   1.09%,   01/23/04/(1)/                         20,000,000         20,000,000
   1.13%,   11/08/04/(1)/                         30,000,000         29,995,500
Chase Manhattan Bank USA
   1.10%,   06/30/04                              20,000,000         20,000,000
Citigroup Global Markets Holdings Inc.
   1.29%,   06/17/04                               8,000,000          8,006,487
Dorada Finance Inc.
   1.06%,   05/14/04/(1)/                         30,000,000         29,999,451
   1.09%,   01/27/04/(1)/                         25,000,000         25,000,000
   1.09%,   06/30/04/(1)/                         25,000,000         24,992,500
   1.12%,   03/15/04/(1)/                         20,000,000         19,999,592
   1.24%,   08/09/04/(1)/                         35,000,000         34,994,750
First USA Bank
   1.35%,   07/21/04                              54,600,000         54,665,310
GE Commercial Equipment
 Financing LLC
   1.11%,   09/20/04                              43,386,246         43,386,247
General Electric Capital Corp.
   1.14%,   01/28/04                              40,000,000         40,001,282
   1.24%,   03/25/04/(1)/                         43,500,000         43,511,449
   1.27%,   04/22/04                              38,000,000         38,015,796
Goldman Sachs Group Inc.
   1.32%,   01/22/04                              45,000,000         45,004,825
   1.82%,   02/11/04                              20,000,000         20,014,477
Granite Mortgages PLC
   1.14%,   01/20/04                              21,875,000         21,874,884
HBOS Treasury Services PLC
   1.16%,   01/24/05/(1)/                         50,000,000         50,000,000
Holmes Financing PLC
   1.12%,   04/15/04                              50,000,000         50,000,000
JP Morgan Securities Inc.
   1.20%,   06/15/04/(1)/                        100,000,000        100,000,000
K2 USA LLC
   1.08%,   03/15/04/(1)/                         15,000,000         15,000,000
   1.10%,   02/06/04/(1)/                         20,000,000         20,000,000
   1.10%,   09/30/04/(1)/                         30,000,000         29,996,599
   1.13%,   11/08/04/(1)/                         25,000,000         24,996,786
   1.41%,   11/01/04/(1)/                         35,000,000         34,998,534
Links Finance LLC
   1.06%,   05/24/04/(1)/                         20,000,000         19,998,000
   1.07%,   03/18/04/(1)/                         40,000,000         40,000,000
   1.10%,   07/20/04/(1)/                         40,000,000         39,995,595
   1.11%,   06/21/04/(1)/                         25,000,000         24,998,828
   1.14%,   03/08/04/(1)/                         25,000,000         25,000,000
Merrill Lynch & Co. Inc.
   1.33%,   01/14/04                              17,000,000         17,001,302
Metropolitan Life Insurance Co.
 Funding Agreement
   1.24%,   07/16/04/(1)/                         25,000,000         25,000,000
   1.27%,   07/23/04/(1)/                         50,000,000         50,000,000
Nationwide Building Society
   1.17%,   12/28/04/(1)/                         50,000,000         50,000,000
   1.18%,   08/06/04                              25,000,000         25,005,620
   1.19%,   08/13/04                              25,000,000         25,006,245
Permanent Financing PLC
   1.13%,   03/10/04                              78,000,000         78,000,000
   1.13%,   12/10/04                              60,000,000         60,000,000
Residential Mortgage Securities
   1.21%,   06/09/04/(1)/                         47,314,153         47,314,152
Sigma Finance Inc.
   1.10%,   07/20/04/(1)/                         65,000,000         64,991,867
   1.12%,   11/15/04/(1)/                         50,000,000         49,995,618
   1.13%,   09/07/04/(1)/                         50,000,000         49,993,132
Societe Generale
   1.08%,   09/24/04                              50,000,000         49,988,250
Strips III LLC
   1.17%,   07/30/04/(1)/                         27,985,413         27,985,413
Travelers Insurance Co. Funding Agreement
   1.25%,   02/05/04/(1)/                         50,000,000         50,000,000
   1.27%,   08/19/04/(1)/                         25,000,000         25,000,000
Winston Funding Ltd.
   1.21%,   04/23/04/(1)/                         45,000,000         45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,849,725,282)                                            1,849,725,282
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.13%

Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04, with
 a maturity value of
 $17,475,951 and an effective
 yield of 0.98%./(2)/                             17,475,000         17,475,000
Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04, with
 a maturity value of
 $25,001,417 and an effective
 yield of 1.02%./(2)/                             25,000,000         25,000,000
Lehman Brothers Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04,
 with a maturity value of
 $75,003,750 and an effective
 yield of 0.90%./(2)/                             75,000,000         75,000,000

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

Merrill Lynch Tri-Party
 Repurchase Agreement, dated 12/31/03,
 due 01/02/04, with a maturity value of
 $100,005,444 and an  effective yield
 of 0.98%./(2)/                              $   100,000,000   $    100,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,389
 and an effective yield of 1.00%./(2)/            25,000,000         25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $242,475,000)                                                242,475,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN
 SECURITIES - 100.42%
(Cost $4,749,101,078)                                             4,749,101,078
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -
 (0.42)%                                                            (20,091,885)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                           $  4,729,009,193
-------------------------------------------------------------------------------

----------
/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
      OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/ SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

COMMON STOCKS - 98.63%

ADVERTISING - 0.22%

Interpublic Group of Companies Inc./(1)/           144,347   $     2,251,813
Omnicom Group Inc.                                  66,159         5,777,665
----------------------------------------------------------------------------
                                                                   8,029,478
----------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.53%

Boeing Co. (The)                                   292,914        12,343,396
General Dynamics Corp.                              68,846         6,222,990
Goodrich (B.F.) Co.                                 40,960         1,216,102
Lockheed Martin Corp.                              156,994         8,069,492
Northrop Grumman Corp.                              63,766         6,096,030
Raytheon Co.                                       144,913         4,353,187
Rockwell Collins Inc.                               61,645         1,851,199
United Technologies Corp.                          163,839        15,527,022
----------------------------------------------------------------------------
                                                                  55,679,418
----------------------------------------------------------------------------

AIRLINES - 0.14%

Delta Air Lines Inc.                                43,017           508,031
Southwest Airlines Co.                             274,067         4,423,441
----------------------------------------------------------------------------
                                                                   4,931,472
----------------------------------------------------------------------------

APPAREL - 0.32%

Jones Apparel Group Inc.                            43,978         1,549,345
Liz Claiborne Inc.                                  38,006         1,347,693
Nike Inc. Class B                                   91,375         6,255,532
Reebok International Ltd.                           20,496           805,903
VF Corp.                                            37,633         1,627,251
----------------------------------------------------------------------------
                                                                  11,585,724
----------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.69%

Ford Motor Company                                 637,519        10,200,304
General Motors Corp.                               195,252        10,426,457
Navistar International Corp./(1)/                   23,926         1,145,816
PACCAR Inc.                                         40,623         3,457,830
----------------------------------------------------------------------------
                                                                  25,230,407
----------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.12%

Cooper Tire & Rubber Co.                            25,727           550,043
Dana Corp.                                          51,766           949,906
Delphi Corp.                                       195,123         1,992,206
Goodyear Tire & Rubber Co. (The)/(1)/               61,096           480,215
Visteon Corp.                                       45,557           474,248
----------------------------------------------------------------------------
                                                                   4,446,618
----------------------------------------------------------------------------

BANKS - 7.36%

AmSouth Bancorp                                    122,251         2,995,149
Bank of America Corp.                              517,339        41,609,576
Bank of New York Co. Inc. (The)                    269,339         8,920,508
Bank One Corp.                                     389,252        17,745,999
BB&T Corp.                                         190,312         7,353,656
Charter One Financial Inc.                          77,526         2,678,523
Comerica Inc.                                       61,063         3,423,192
Fifth Third Bancorp                                198,129        11,709,424
First Tennessee National Corp.                      43,692         1,926,817
FleetBoston Financial Corp.                        367,175        16,027,189
Golden West Financial Corp.                         52,902         5,458,957
Huntington Bancshares Inc.                          79,691         1,793,048
KeyCorp                                            145,951         4,279,283
Marshall & Ilsley Corp.                             78,834         3,015,400
Mellon Financial Corp.                             149,790         4,809,757
National City Corp.                                211,676         7,184,283
North Fork Bancorp Inc.                             52,802         2,136,897
Northern Trust Corp.                                76,717         3,561,203
PNC Financial Services Group                        96,545         5,283,908
Regions Financial Corp.                             77,346         2,877,271
SouthTrust Corp.                                   115,543         3,781,722
State Street Corp.                                 116,362         6,060,133
SunTrust Banks Inc.                                 98,024         7,008,716
Synovus Financial Corp.                            105,056         3,038,220
U.S. Bancorp                                       671,549        19,998,729
Union Planters Corp.                                65,665         2,067,791
Wachovia Corp.                                     460,920        21,474,263
Washington Mutual Inc.                             313,144        12,563,337
Wells Fargo & Company                              589,134        34,694,101
Zions Bancorporation                                31,293         1,919,200
----------------------------------------------------------------------------
                                                                 267,396,252
----------------------------------------------------------------------------

BEVERAGES - 2.60%

Anheuser-Busch Companies Inc.                      283,694        14,945,000
Brown-Forman Corp. Class B                          21,130         1,974,598
Coca-Cola Co. (The)                                853,587        43,319,540
Coca-Cola Enterprises Inc.                         158,375         3,463,661
Coors (Adolf) Company Class B                       12,680           711,348
Pepsi Bottling Group Inc.                           91,509         2,212,688
PepsiCo Inc.                                       597,753        27,867,245
----------------------------------------------------------------------------
                                                                  94,494,080
----------------------------------------------------------------------------

BIOTECHNOLOGY - 1.09%

Amgen Inc./(1)/                                    449,136        27,756,605
Biogen Idec Inc./(1)/                              114,072         4,195,568
Chiron Corp./(1)/                                   65,354         3,724,524
Genzyme Corp. - General Division/(1)/               78,036         3,850,296
----------------------------------------------------------------------------
                                                                  39,526,993
----------------------------------------------------------------------------

BUILDING MATERIALS - 0.24%

American Standard Companies Inc./(1)/               25,347         2,552,443
Masco Corp.                                        161,275         4,420,548
Vulcan Materials Co.                                35,417         1,684,787
----------------------------------------------------------------------------
                                                                   8,657,778
----------------------------------------------------------------------------

CHEMICALS - 1.51%

Air Products & Chemicals Inc.                       79,124         4,180,121
Ashland Inc.                                        23,894         1,052,770
Dow Chemical Co. (The)                             320,509        13,323,559
Du Pont (E.I.) de Nemours and Co.                  347,056        15,926,400

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

CHEMICALS (CONTINUED)

Eastman Chemical Co.                                26,947   $     1,065,215
Engelhard Corp.                                     43,671         1,307,946
Great Lakes Chemical Corp.                          17,630           479,360
Hercules Inc./(1)/                                  38,647           471,493
Monsanto Co.                                        91,236         2,625,772
PPG Industries Inc.                                 59,171         3,788,127
Praxair Inc.                                       113,213         4,324,737
Rohm & Haas Co.                                     77,536         3,311,563
Sherwin-Williams Co. (The)                          50,748         1,762,986
Sigma-Aldrich Corp.                                 24,148         1,380,783
----------------------------------------------------------------------------
                                                                  55,000,832
----------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.04%

Apollo Group Inc. Class A/(1)/                      61,402         4,175,336
Block (H & R) Inc.                                  62,080         3,437,370
Cendant Corp./(1)/                                 352,769         7,856,166
Concord EFS Inc./(1)/                              161,974         2,403,694
Convergys Corp./(1)/                                49,786           869,264
Deluxe Corp.                                        17,607           727,697
Donnelley (R.R.) & Sons Co.                         39,573         1,193,126
Ecolab Inc.                                         89,723         2,455,719
Equifax Inc.                                        48,438         1,186,731
McKesson Corp.                                     101,456         3,262,825
Monster Worldwide Inc./(1)/                         39,279           862,567
Moody's Corp.                                       51,804         3,136,732
Paychex Inc.                                       131,271         4,883,281
Robert Half International Inc./(1)/                 59,632         1,391,811
----------------------------------------------------------------------------
                                                                  37,842,319
----------------------------------------------------------------------------

COMPUTERS - 5.84%

Apple Computer Inc./(1)/                           126,201         2,696,915
Cisco Systems Inc./(1)/                          2,403,655        58,384,780
Computer Sciences Corp./(1)/                        65,229         2,885,079
Dell Inc./(1)/                                     891,513        30,275,781
Electronic Data Systems Corp.                      167,269         4,104,781
EMC Corp./(1)/                                     836,730        10,810,552
Gateway Inc./(1)/                                  113,029           519,933
Hewlett-Packard Co.                              1,061,681        24,386,813
International Business Machines Corp.              599,029        55,518,008
Lexmark International Inc./(1)/                     44,730         3,517,567
NCR Corp./(1)/                                      32,929         1,277,645
Network Appliance Inc./(1)/                        120,118         2,466,023
Sun Microsystems Inc./(1)/                       1,137,356         5,106,728
SunGard Data Systems Inc./(1)/                     100,018         2,771,499
Unisys Corp./(1)/                                  115,070         1,708,789
Veritas Software Corp./(1)/                        148,867         5,531,898
----------------------------------------------------------------------------
                                                                 211,962,791
----------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 2.36%

Alberto-Culver Co. Class B                          20,469         1,291,185
Avon Products Inc.                                  82,344         5,557,397
Colgate-Palmolive Co.                              187,065         9,362,603
Gillette Co. (The)                                 352,275        12,939,061
International Flavors & Fragrances Inc.             32,601         1,138,427
Kimberly-Clark Corp.                               175,651        10,379,218
Procter & Gamble Co.                               451,498        45,095,620
----------------------------------------------------------------------------
                                                                  85,763,511
----------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.26%

Costco Wholesale Corp./(1)/                        159,374         5,925,525
Genuine Parts Co.                                   60,583         2,011,356
Grainger (W.W.) Inc.                                31,766         1,505,391
----------------------------------------------------------------------------
                                                                   9,442,272
----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 9.49%

American Express Co.                               447,858        21,600,191
American International Group Inc.                  908,053        60,185,753
Bear Stearns Companies Inc. (The)                   34,133         2,728,933
Capital One Financial Corp.                         80,398         4,927,593
Citigroup Inc.                                   1,796,169        87,186,043
Countrywide Financial Corp.                         64,104         4,862,313
Fannie Mae                                         338,325        25,394,674
Federated Investors Inc. Class B                    37,823         1,110,483
Franklin Resources Inc.                             87,383         4,549,159
Freddie Mac                                        242,240        14,127,437
Goldman Sachs Group Inc. (The)                     164,857        16,276,332
Janus Capital Group Inc.                            83,822         1,375,519
JP Morgan Chase & Co.                              710,383        26,092,368
Lehman Brothers Holdings Inc.                       94,546         7,300,842
MBNA Corp.                                         444,881        11,055,293
Merrill Lynch & Co. Inc.                           329,134        19,303,709
Morgan Stanley                                     377,105        21,823,066
Providian Financial Corp./(1)/                     101,084         1,176,618
Schwab (Charles) Corp. (The)                       472,315         5,592,210
SLM Corp.                                          156,980         5,915,006
T. Rowe Price Group Inc.                            43,349         2,055,176
----------------------------------------------------------------------------
                                                                 344,638,718
----------------------------------------------------------------------------

ELECTRIC - 2.47%

AES Corp. (The)/(1)/                               216,771         2,046,318
Allegheny Energy Inc./(1)/                          44,243           564,541
Ameren Corp.                                        56,538         2,600,748
American Electric Power Co. Inc.                   137,547         4,196,559
Calpine Corp./(1)/                                 143,767           691,519
CenterPoint Energy Inc.                            106,608         1,033,032
Cinergy Corp.                                       61,992         2,405,910
CMS Energy Corp./(1)/                               56,061           477,640
Consolidated Edison Inc.                            78,493         3,375,984
Constellation Energy Group Inc.                     58,250         2,281,070
Dominion Resources Inc.                            112,951         7,209,662
DTE Energy Co.                                      58,608         2,309,155
Duke Energy Corp.                                  315,972         6,461,627
Edison International/(1)/                          113,458         2,488,134
Entergy Corp.                                       79,661         4,551,033
Exelon Corp.                                       113,859         7,555,683
FirstEnergy Corp.                                  114,835         4,042,192

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

ELECTRIC (CONTINUED)

FPL Group Inc.                                      64,043   $     4,189,693
NiSource Inc.                                       91,403         2,005,382
PG&E Corp./(1)/                                    144,400         4,009,988
Pinnacle West Capital Corp.                         31,789         1,272,196
PPL Corp.                                           61,735         2,700,906
Progress Energy Inc.                                85,321         3,861,628
Public Service Enterprise Group Inc.                81,872         3,585,994
Southern Company                                   254,930         7,711,632
TECO Energy Inc.                                    65,421           942,717
TXU Corp.                                          112,759         2,674,643
Xcel Energy Inc.                                   138,885         2,358,267
----------------------------------------------------------------------------
                                                                  89,603,853
----------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.12%

American Power Conversion Corp.                     69,118         1,689,935
Molex Inc.                                          66,279         2,312,474
Power-One Inc./(1)/                                 29,028           314,373
----------------------------------------------------------------------------
                                                                   4,316,782
----------------------------------------------------------------------------

ELECTRONICS - 0.70%

Agilent Technologies Inc./(1)/                     165,553         4,840,770
Applera Corp. - Applied Biosystems Group            72,416         1,499,735
Jabil Circuit Inc./(1)/                             69,535         1,967,840
Johnson Controls Inc.                               31,444         3,651,277
Millipore Corp./(1)/                                17,001           731,893
Parker Hannifin Corp.                               41,291         2,456,814
PerkinElmer Inc.                                    44,189           754,306
Sanmina-SCI Corp./(1)/                             180,096         2,271,011
Solectron Corp./(1)/                               291,026         1,719,964
Symbol Technologies Inc.                            80,300         1,356,267
Tektronix Inc.                                      29,426           929,862
Thermo Electron Corp./(1)/                          56,706         1,428,991
Thomas & Betts Corp.                                20,372           466,315
Waters Corp./(1)/                                   42,288         1,402,270
----------------------------------------------------------------------------
                                                                  25,477,315
----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%

Fluor Corp.                                         28,575         1,132,713
----------------------------------------------------------------------------
                                                                   1,132,713
----------------------------------------------------------------------------

ENTERTAINMENT - 0.12%

International Game Technology Inc.                 120,538         4,303,207
----------------------------------------------------------------------------
                                                                   4,303,207
----------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.21%

Allied Waste Industries Inc./(1)/                  111,468         1,547,176
Waste Management Inc.                              202,816         6,003,354
----------------------------------------------------------------------------
                                                                   7,550,530
----------------------------------------------------------------------------

FOOD - 1.78%

Albertson's Inc.                                   127,740         2,893,311
Archer-Daniels-Midland Co.                         225,181         3,427,255
Campbell Soup Co.                                  142,864         3,828,755
ConAgra Foods Inc.                                 186,937         4,933,267
General Mills Inc.                                 129,994         5,888,728
Heinz (H.J.) Co.                                   122,524         4,463,549
Hershey Foods Corp.                                 45,309         3,488,340
Kellogg Co.                                        142,117         5,411,815
Kroger Co./(1)/                                    259,451         4,802,438
McCormick & Co. Inc.                                48,325         1,454,582
Safeway Inc./(1)/                                  154,019         3,374,556
Sara Lee Corp.                                     275,157         5,973,658
SUPERVALU Inc.                                      46,701         1,335,182
Sysco Corp.                                        225,338         8,389,334
Winn-Dixie Stores Inc.                              49,350           491,032
Wrigley (William Jr.) Co.                           78,251         4,398,489
----------------------------------------------------------------------------
                                                                  64,554,291
----------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.60%

Boise Cascade Corp.                                 30,097           988,987
Georgia-Pacific Corp.                               88,496         2,714,172
International Paper Co.                            167,284         7,211,613
Louisiana-Pacific Corp./(1)/                        36,888           659,557
MeadWestvaco Corp.                                  69,846         2,077,919
Plum Creek Timber Co. Inc.                          63,705         1,939,817
Temple-Inland Inc.                                  18,901         1,184,526
Weyerhaeuser Co.                                    76,531         4,897,984
----------------------------------------------------------------------------
                                                                  21,674,575
----------------------------------------------------------------------------

GAS - 0.15%

KeySpan Corp.                                       55,374         2,037,763
Nicor Inc.                                          15,342           522,242
Peoples Energy Corp.                                12,821           538,995
Sempra Energy                                       78,760         2,367,526
----------------------------------------------------------------------------
                                                                   5,466,526
----------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.35%

Black & Decker Corp.                                27,061         1,334,649
Emerson Electric Co.                               146,521         9,487,235
Snap-On Inc.                                        20,298           654,408
Stanley Works (The)                                 28,231         1,069,108
----------------------------------------------------------------------------
                                                                  12,545,400
----------------------------------------------------------------------------

HEALTH CARE - 4.64%

Aetna Inc.                                          53,127         3,590,323
Anthem Inc./(1)/                                    48,143         3,610,725
Bard (C.R.) Inc.                                    18,060         1,467,375
Bausch & Lomb Inc.                                  18,262           947,798
Baxter International Inc.                          212,487         6,485,103
Becton, Dickinson & Co.                             88,410         3,637,187
Biomet Inc.                                         89,011         3,240,891
Boston Scientific Corp./(1)/                       285,227        10,484,945
Express Scripts Inc./(1)/                           27,342         1,816,329
Guidant Corp.                                      108,280         6,518,456
HCA Inc.                                           172,535         7,412,104
Health Management Associates Inc. Class A           83,515         2,004,360

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Humana Inc./(1)/                                    56,076   $     1,281,337
Johnson & Johnson                                1,033,457        53,388,389
Manor Care Inc.                                     31,027         1,072,603
Medco Health Solutions Inc./(1)/                    94,107         3,198,697
Medtronic Inc.                                     422,030        20,514,878
Quest Diagnostics Inc./(1)/                         36,199         2,646,509
St. Jude Medical Inc./(1)/                          60,067         3,685,110
Stryker Corp.                                       69,454         5,904,285
Tenet Healthcare Corp./(1)/                        161,853         2,597,741
UnitedHealth Group Inc.                            204,266        11,884,196
WellPoint Health Networks Inc./(1)/                 52,900         5,130,771
Zimmer Holdings Inc./(1)/                           84,195         5,927,328
----------------------------------------------------------------------------
                                                                 168,447,440
----------------------------------------------------------------------------

HOME BUILDERS - 0.15%

Centex Corp.                                        21,645         2,330,084
KB Home                                             16,144         1,170,763
Pulte Homes Inc.                                    21,602         2,022,379
----------------------------------------------------------------------------
                                                                   5,523,226
----------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%

Leggett & Platt Inc.                                66,814         1,445,187
Maytag Corp.                                        27,362           762,032
Whirlpool Corp.                                     24,249         1,761,690
----------------------------------------------------------------------------
                                                                   3,968,909
----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.34%

American Greetings Corp. Class A/(1)/               23,157           506,444
Avery Dennison Corp.                                38,470         2,155,089
Clorox Co.                                          73,484         3,568,383
Fortune Brands Inc.                                 50,785         3,630,620
Newell Rubbermaid Inc.                              95,557         2,175,833
Tupperware Corp.                                    20,369           353,198
----------------------------------------------------------------------------
                                                                  12,389,567
----------------------------------------------------------------------------

INSURANCE - 3.09%

ACE Ltd.                                            97,162         4,024,450
AFLAC Inc.                                         178,569         6,460,626
Allstate Corp. (The)                               244,965        10,538,394
Ambac Financial Group Inc.                          37,210         2,582,002
AON Corp.                                          109,183         2,613,841
Chubb Corp.                                         65,386         4,452,787
CIGNA Corp.                                         48,922         2,813,015
Cincinnati Financial Corp.                          55,868         2,339,752
Hancock (John) Financial Services Inc.             100,743         3,777,862
Hartford Financial Services Group Inc.              98,497         5,814,278
Jefferson-Pilot Corp.                               49,120         2,487,928
Lincoln National Corp.                              61,980         2,502,133
Loews Corp.                                         64,577         3,193,333
Marsh & McLennan Companies Inc.                    184,629         8,841,883
MBIA Inc.                                           50,189         2,972,694
MetLife Inc.                                       264,688         8,912,045
MGIC Investment Corp.                               34,272         1,951,448
Principal Financial Group Inc.                     112,443         3,718,490
Progressive Corp. (The)                             75,211         6,286,887
Prudential Financial Inc.                          188,202         7,861,198
SAFECO Corp.                                        48,254         1,878,528
St. Paul Companies Inc.                             79,449         3,150,153
Torchmark Corp.                                     39,413         1,794,868
Travelers Property Casualty Corp.
   Class B                                         349,845         5,936,870
UNUMProvident Corp.                                103,107         1,625,997
XL Capital Ltd. Class A                             47,791         3,706,192
----------------------------------------------------------------------------
                                                                 112,237,654
----------------------------------------------------------------------------

IRON / STEEL - 0.09%

Allegheny Technologies Inc.                         28,110           371,614
Nucor Corp.                                         27,266         1,526,896
United States Steel Corp.                           35,970         1,259,669
----------------------------------------------------------------------------
                                                                   3,158,179
----------------------------------------------------------------------------

LEISURE TIME - 0.44%

Brunswick Corp.                                     31,856         1,013,976
Carnival Corp.                                     219,318         8,713,504
Harley-Davidson Inc.                               105,497         5,014,272
Sabre Holdings Corp.                                49,969         1,078,831
----------------------------------------------------------------------------
                                                                  15,820,583
----------------------------------------------------------------------------

LODGING - 0.29%

Harrah's Entertainment Inc.                         38,456         1,913,955
Hilton Hotels Corp.                                132,077         2,262,479
Marriott International Inc. Class A                 80,520         3,720,024
Starwood Hotels & Resorts
 Worldwide Inc.                                     70,409         2,532,612
----------------------------------------------------------------------------
                                                                  10,429,070
----------------------------------------------------------------------------

MACHINERY - 0.70%

Caterpillar Inc.                                   120,900        10,037,118
Cummins Inc.                                        14,722           720,495
Deere & Co.                                         83,560         5,435,578
Dover Corp.                                         70,522         2,803,249
Ingersoll-Rand Co. Class A                          60,398         4,099,816
Rockwell Automation Inc.                            64,903         2,310,547
----------------------------------------------------------------------------
                                                                  25,406,803
----------------------------------------------------------------------------

MANUFACTURERS - 5.18%

Cooper Industries Ltd.                              32,498         1,882,609
Crane Co.                                           20,701           636,349
Danaher Corp.                                       53,463         4,905,230
Eastman Kodak Co.                                   99,793         2,561,686
Eaton Corp.                                         26,459         2,857,043
General Electric Co.                             3,496,069       108,308,218
Honeywell International Inc.                       300,143        10,033,781
Illinois Tool Works Inc.                           107,280         9,001,865
ITT Industries Inc.                                 32,123         2,383,848
Pall Corp.                                          43,516         1,167,534

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

MANUFACTURERS (CONTINUED)

Textron Inc.                                        47,353   $     2,701,962
3M Co.                                             273,281        23,237,083
Tyco International Ltd.                            696,041        18,445,087
----------------------------------------------------------------------------
                                                                 188,122,295
----------------------------------------------------------------------------

MEDIA - 3.79%

Clear Channel Communications Inc.                  214,329        10,037,027
Comcast Corp. Class A/(1)/                         783,731        25,761,238
Dow Jones & Co. Inc.                                28,394         1,415,441
Gannett Co. Inc.                                    94,376         8,414,564
Knight Ridder Inc.                                  27,823         2,152,666
McGraw-Hill Companies Inc. (The)                    66,708         4,664,223
Meredith Corp.                                      17,474           852,906
New York Times Co. Class A                          51,870         2,478,867
Time Warner Inc./(1)/                            1,574,386        28,323,204
Tribune Co.                                        108,727         5,610,313
Univision Communications Inc. Class A/(1)/         112,282         4,456,473
Viacom Inc. Class B                                609,068        27,030,438
Walt Disney Co. (The)                              712,151        16,614,483
----------------------------------------------------------------------------
                                                                 137,811,843
----------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%

Worthington Industries Inc.                         29,999           540,882
----------------------------------------------------------------------------
                                                                     540,882
----------------------------------------------------------------------------

MINING - 0.66%

Alcoa Inc.                                         301,295        11,449,210
Freeport-McMoRan Copper & Gold Inc.                 63,544         2,677,109
Newmont Mining Corp.                               150,446         7,313,180
Phelps Dodge Corp./(1)/                             31,113         2,367,388
----------------------------------------------------------------------------
                                                                  23,806,887
----------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.20%

Pitney Bowes Inc.                                   81,326         3,303,462
Xerox Corp./(1)/                                   275,740         3,805,212
----------------------------------------------------------------------------
                                                                   7,108,674
----------------------------------------------------------------------------

OIL & GAS PRODUCERS - 5.19%

Amerada Hess Corp.                                  31,300         1,664,221
Anadarko Petroleum Corp.                            87,352         4,455,826
Apache Corp.                                        56,423         4,575,905
Burlington Resources Inc.                           69,169         3,830,579
ChevronTexaco Corp.                                372,192        32,153,667
ConocoPhillips                                     237,031        15,542,123
Devon Energy Corp.                                  80,967         4,636,170
EOG Resources Inc.                                  40,078         1,850,401
Exxon Mobil Corp.                                2,301,444        94,359,204
Kerr-McGee Corp.                                    35,121         1,632,775
Kinder Morgan Inc.                                  42,913         2,536,158
Marathon Oil Corp.                                 108,019         3,574,349
Nabors Industries Ltd./(1)/                         51,048         2,118,492
Noble Corp./(1)/                                    46,587         1,666,883
Occidental Petroleum Corp.                         134,087         5,663,835
Rowan Companies Inc./(1)/                           32,766           759,188
Sunoco Inc.                                         26,902         1,376,037
Transocean Inc./(1)/                               111,396         2,674,618
Unocal Corp.                                        90,154         3,320,372
----------------------------------------------------------------------------
                                                                 188,390,803
----------------------------------------------------------------------------

OIL & GAS SERVICES - 0.57%

Baker Hughes Inc.                                  116,586         3,749,406
BJ Services Co./(1)/                                55,122         1,978,880
Halliburton Co.                                    152,540         3,966,040
Schlumberger Ltd.                                  203,837        11,153,961
----------------------------------------------------------------------------
                                                                  20,848,287
----------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.14%

Ball Corp.                                          19,617         1,168,585
Bemis Co.                                           18,502           925,100
Pactiv Corp./(1)/                                   54,735         1,308,167
Sealed Air Corp./(1)/                               29,594         1,602,219
----------------------------------------------------------------------------
                                                                   5,004,071
----------------------------------------------------------------------------

PHARMACEUTICALS - 7.12%

Abbott Laboratories                                544,329        25,365,731
Allergan Inc.                                       45,413         3,488,173
AmerisourceBergen Corp.                             38,967         2,187,997
Bristol-Myers Squibb Co.                           675,219        19,311,263
Cardinal Health Inc.                               150,749         9,219,809
Forest Laboratories Inc./(1)/                      127,302         7,867,264
King Pharmaceuticals Inc./(1)/                      83,986         1,281,626
Lilly (Eli) & Co.                                  390,974        27,497,201
MedImmune Inc./(1)/                                 86,202         2,189,531
Merck & Co. Inc.                                   774,719        35,792,018
Pfizer Inc.                                      2,657,194        93,878,664
Schering-Plough Corp.                              511,651         8,897,611
Watson Pharmaceuticals Inc./(1)/                    37,595         1,729,370
Wyeth                                              463,707        19,684,362
----------------------------------------------------------------------------
                                                                 258,390,620
----------------------------------------------------------------------------

PIPELINES - 0.11%

Dynegy Inc. Class A/(1)/                           131,351           562,182
El Paso Corp.                                      211,726         1,734,036
Williams Companies Inc.                            180,459         1,772,107
----------------------------------------------------------------------------
                                                                   4,068,325
----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.36%

Apartment Investment &
 Management Co. Class A                             32,812         1,132,014
Equity Office Properties Trust                     139,203         3,988,166
Equity Residential                                  95,900         2,830,009
ProLogis                                            62,649         2,010,406
Simon Property Group Inc.                           66,617         3,087,032
----------------------------------------------------------------------------
                                                                  13,047,627
----------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

RETAIL - 7.05%

AutoNation Inc./(1)/                                95,758   $     1,759,074
AutoZone Inc./(1)/                                  30,909         2,633,756
Bed Bath & Beyond Inc./(1)/                        103,110         4,469,819
Best Buy Co. Inc.                                  112,676         5,886,194
Big Lots Inc./(1)/                                  40,725           578,702
Circuit City Stores Inc.                            72,965           739,135
CVS Corp.                                          137,521         4,967,259
Darden Restaurants Inc.                             57,420         1,208,117
Dillards Inc. Class A                               28,979           476,994
Dollar General Corp.                               117,326         2,462,673
eBay Inc./(1)/                                     224,917        14,527,389
Family Dollar Stores Inc.                           60,044         2,154,379
Federated Department Stores Inc.                    62,956         2,967,116
Gap Inc. (The)                                     311,901         7,239,222
Home Depot Inc.                                    792,206        28,115,391
Kohls Corp./(1)/                                   118,380         5,319,997
Limited Brands Inc.                                179,923         3,244,012
Lowe's Companies Inc.                              273,791        15,165,283
May Department Stores Co. (The)                    100,492         2,921,302
McDonald's Corp.                                   441,918        10,972,824
Nordstrom Inc.                                      47,843         1,641,015
Office Depot Inc./(1)/                             109,010         1,821,557
Penney (J.C.) Co. Inc. (Holding Co.)                95,049         2,497,888
RadioShack Corp.                                    57,152         1,753,423
Sears, Roebuck and Co.                              88,385         4,020,634
Staples Inc./(1)/                                  172,390         4,706,247
Starbucks Corp./(1)/                               136,181         4,502,144
Target Corp.                                       317,349        12,186,202
Tiffany & Co.                                       51,049         2,307,415
TJX Companies Inc.                                 175,249         3,864,240
Toys R Us Inc./(1)/                                 74,359           939,898
Walgreen Co.                                       356,969        12,986,532
Wal-Mart Stores Inc.                             1,506,876        79,939,772
Wendy's International Inc.                          39,679         1,557,004
Yum! Brands Inc./(1)/                              102,410         3,522,904
----------------------------------------------------------------------------
                                                                 256,055,513
----------------------------------------------------------------------------

SEMICONDUCTORS - 4.20%

Advanced Micro Devices Inc./(1)/                   121,350         1,808,115
Altera Corp./(1)/                                  131,891         2,993,926
Analog Devices Inc.                                127,884         5,837,905
Applied Materials Inc./(1)/                        579,066        13,000,032
Applied Micro Circuits Corp./(1)/                  106,951           639,567
Broadcom Corp. Class A/(1)/                        105,431         3,594,143
Intel Corp.                                      2,274,335        73,233,587
KLA-Tencor Corp./(1)/                               67,790         3,977,239
Linear Technology Corp.                            108,767         4,575,828
LSI Logic Corp./(1)/                               132,023         1,171,044
Maxim Integrated Products Inc.                     114,406         5,697,419
Micron Technology Inc./(1)/                        212,634         2,864,180
National Semiconductor Corp./(1)/                   64,539         2,543,482
Novellus Systems Inc./(1)/                          53,033         2,230,038
NVIDIA Corp./(1)/                                   56,450         1,312,463
PMC-Sierra Inc./(1)/                                60,137         1,211,761
QLogic Corp./(1)/                                   32,897         1,697,485
Teradyne Inc./(1)/                                  66,607         1,695,148
Texas Instruments Inc.                             602,590        17,704,094
Xilinx Inc./(1)/                                   119,188         4,617,343
----------------------------------------------------------------------------
                                                                 152,404,799
----------------------------------------------------------------------------

SOFTWARE - 5.38%

Adobe Systems Inc.                                  81,471         3,201,810
Autodesk Inc.                                       38,844           954,786
Automatic Data Processing Inc.                     206,983         8,198,597
BMC Software Inc./(1)/                              78,797         1,469,564
Citrix Systems Inc./(1)/                            57,129         1,211,706
Computer Associates International Inc.             201,642         5,512,892
Compuware Corp./(1)/                               133,789           808,086
Electronic Arts Inc./(1)/                          103,707         4,955,120
First Data Corp.                                   253,770        10,427,409
Fiserv Inc./(1)/                                    67,492         2,666,609
IMS Health Inc.                                     83,371         2,072,603
Intuit Inc./(1)/                                    69,119         3,657,086
Mercury Interactive Corp./(1)/                      31,341         1,524,426
Microsoft Corp.                                  3,764,730       103,680,664
Novell Inc./(1)/                                   129,985         1,367,442
Oracle Corp./(1)/                                1,819,867        24,022,244
Parametric Technology Corp./(1)/                    92,796           365,616
PeopleSoft Inc./(1)/                               130,532         2,976,130
Siebel Systems Inc./(1)/                           172,633         2,394,420
Symantec Corp./(1)/                                107,253         3,716,316
Yahoo! Inc./(1)/                                   228,866        10,337,877
----------------------------------------------------------------------------
                                                                 195,521,403
----------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.12%

ADC Telecommunications Inc./(1)/                   280,370           832,697
Andrew Corp./(1)/                                   53,498           615,762
Avaya Inc./(1)/                                    145,114         1,877,775
CIENA Corp./(1)/                                   165,027         1,095,779
Comverse Technology Inc./(1)/                       67,119         1,180,623
JDS Uniphase Corp./(1)/                            499,722         1,823,985
Lucent Technologies Inc./(1)/                    1,460,012         4,146,434
Motorola Inc.                                      810,468        11,403,285
QUALCOMM Inc.                                      278,566        15,023,064
Scientific-Atlanta Inc.                             52,858         1,443,023
Tellabs Inc./(1)/                                  145,230         1,224,289
----------------------------------------------------------------------------
                                                                  40,666,716
----------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.73%

AT&T Wireless Services Inc./(1)/                   945,189         7,552,060
Citizens Communications Co./(1)/                    99,064         1,230,375
Corning Inc./(1)/                                  463,033         4,829,434
Nextel Communications Inc. Class A/(1)/            382,852        10,742,827
Qwest Communications
 International Inc./(1)/                           615,599         2,659,388
Sprint Corp. (PCS Group)/(1)/                      360,472         2,025,853
Verizon Communications Inc.                        961,521        33,730,157
----------------------------------------------------------------------------
                                                                  62,770,094
----------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

TELEPHONE - 1.81%

Alltel Corp.                                       108,665   $     5,061,616
AT&T Corp.                                         275,004         5,582,581
BellSouth Corp.                                    643,475        18,210,343
CenturyTel Inc.                                     50,221         1,638,209
SBC Communications Inc.                          1,152,740        30,051,932
Sprint Corp. (FON Group)                           314,764         5,168,425
----------------------------------------------------------------------------
                                                                  65,713,106
----------------------------------------------------------------------------

TEXTILES - 0.08%

Cintas Corp.                                        59,468         2,981,131
----------------------------------------------------------------------------
                                                                   2,981,131
----------------------------------------------------------------------------

TOBACCO - 1.16%

Altria Group Inc.                                  707,218        38,486,804
R.J. Reynolds Tobacco Holdings Inc.                 29,472         1,713,797
UST Inc.                                            57,737         2,060,634
----------------------------------------------------------------------------
                                                                  42,261,235
----------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.12%

Hasbro Inc.                                         60,769         1,293,164
Mattel Inc.                                        149,697         2,884,661
----------------------------------------------------------------------------
                                                                   4,177,825
----------------------------------------------------------------------------

TRANSPORTATION - 1.44%

Burlington Northern Santa Fe Corp.                 129,264         4,181,690
CSX Corp.                                           74,528         2,678,536
FedEx Corp.                                        103,864         7,010,820
Norfolk Southern Corp.                             135,952         3,215,265
Union Pacific Corp.                                 88,846         6,173,020
United Parcel Service Inc. Class B                 391,449        29,182,523
----------------------------------------------------------------------------
                                                                  52,441,854
----------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%

Ryder System Inc.                                   22,321           762,262
----------------------------------------------------------------------------
                                                                     762,262
----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,301,259,237)                                         3,581,531,538
----------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 8.35%

MONEY MARKET FUNDS - 4.73%

Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(2)//(4)/                130,825,620       130,825,620
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(2)//(4)/                 32,815,719        32,815,719
BlackRock Temp Cash Money
 Market Fund/(2)/                                1,176,608         1,176,608
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(2)/              7,090,158         7,090,158
----------------------------------------------------------------------------
                                                                 171,908,105
----------------------------------------------------------------------------

SECURITY                                         PRINCIPAL           VALUE
----------------------------------------------------------------------------

FLOATING RATE NOTES - 1.60%

Beta Finance Inc.
     1.11%,  05/20/04/(2)//(3)/            $     1,491,624   $     1,491,539
     1.12%,  09/15/04/(2)//(3)/                  2,983,247         2,983,038
     1.13%,  10/12/04/(2)//(3)/                  1,491,624         1,491,509
     1.20%,  08/23/04/(2)//(3)/                  1,491,624         1,492,443
CC USA Inc.
     1.06%,  05/24/04/(2)//(3)/                  2,983,247         2,983,131
     1.11%,  04/19/04/(2)//(3)/                  1,312,629         1,312,610
     1.16%,  07/15/04/(2)//(3)/                  1,491,624         1,491,911
Dorada Finance Inc.
     1.11%,  05/20/04/(2)//(3)/                  2,983,247         2,983,077
     1.24%,  08/09/04/(2)/                         745,812           745,744
Five Finance Inc.
     1.13%,  04/15/04/(2)//(3)/                  1,491,624         1,491,624
HBOS Treasury Services PLC
     1.16%,  01/24/05/(2)/                       2,983,247         2,983,247
Holmes Financing PLC
     1.12%,  04/15/04/(2)/                         596,649           596,649
K2 USA LLC
     1.10%,  09/27/04/(2)//(3)/                  3,221,907         3,221,553
     1.12%,  08/16/04/(2)//(3)/                    745,812           745,743
     1.13%,  05/17/04/(2)/                       1,491,624         1,491,596
     1.14%,  04/13/04/(2)/                       1,491,624         1,491,603
Links Finance LLC
     1.10%,  06/28/04/(2)/                       1,491,624         1,491,479
     1.10%,  07/20/04/(2)/                       1,193,299         1,193,168
     1.11%,  03/29/04/(2)/                       1,491,624         1,491,624
     1.14%,  05/04/04/(2)/                       1,491,624         1,491,599
Nationwide Building Society
     1.14%,  07/23/04/(2)//(3)/                  2,237,435         2,237,435
     1.17%,  12/28/04/(2)//(3)/                  2,983,247         2,983,247
Permanent Financing PLC
     1.13%,  12/10/04/(2)/                       1,491,624         1,491,624
Sigma Finance Inc.
     1.09%,  10/07/04/(2)/                       2,983,247         2,982,792
     1.10%,  07/20/04/(2)/                       1,491,624         1,491,460
     1.13%,  07/01/04/(2)/                       1,491,624         1,491,439
     1.24%,  08/06/04/(2)/                         745,812           745,767
Tango Finance Corp.
     1.09%,  07/15/04/(2)//(3)/                    894,974           894,816
     1.10%,  07/06/04/(2)//(3)/                    894,974           894,928
WhistleJacket Capital LLC

     1.12%,  09/15/04/(2)//(3)/                  1,491,624         1,491,414
White Pine Finance LLC
     1.10%,  08/26/04/(2)//(3)/                  1,491,624         1,491,475
     1.12%,  04/20/04/(2)//(3)/                  1,491,624         1,491,624
     1.12%,  11/15/04/(2)//(3)/                  1,789,948         1,789,948
     1.13%,  07/06/04/(2)//(3)/                  1,789,948         1,789,861
----------------------------------------------------------------------------
                                                                  57,932,717
----------------------------------------------------------------------------

TIME DEPOSITS - 0.60%

Abbey National Treasury Services PLC
     1.40%,  10/25/04/(2)/                       2,983,247         2,982,883

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------

TIME DEPOSITS (CONTINUED)

Bank of New York
   1.39%,   11/01/04/(2)/                  $     2,983,247   $     2,982,999
Bank of Nova Scotia
   1.24%,   10/07/04/(2)/                        2,237,435         2,237,264
   1.42%,   10/29/04/(2)/                        2,237,435         2,237,574
Canadian Imperial Bank of Commerce
   1.24%,   10/07/04/(2)/                        2,237,435         2,237,179
   1.40%,   10/29/04/(2)/                        2,983,247         2,983,186
SunTrust Bank
   0.81%,   01/02/04/(2)/                        3,729,059         3,729,060
Toronto-Dominion Bank
   1.41%,   11/01/04/(2)/                        2,237,435         2,237,249
----------------------------------------------------------------------------
                                                                  21,627,394
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.57%

Goldman, Sachs & Co.
   1.02%,   01/02/04/(2)/                        8,949,742         8,949,742
Merrill Lynch
   0.98%,   01/02/04/(2)/                        2,983,247         2,983,247
   0.98%,   01/02/04/(2)/                        2,983,247         2,983,247
   1.00%,   01/02/04/(2)/                        5,966,494         5,966,494
----------------------------------------------------------------------------
                                                                  20,882,730
----------------------------------------------------------------------------

COMMERCIAL PAPER - 0.57%

Alpine Securitization Corp.
   1.09%,   01/07/04/(2)/                        1,491,624         1,491,398
   1.09%,   01/09/04/(2)/                        1,491,624         1,491,307
   1.10%,   01/20/04/(2)/                        1,491,624         1,490,803
Amsterdam Funding Corp.
   1.09%,   01/07/04/(2)/                        1,491,624         1,491,398
   1.09%,   01/20/04/(2)/                        1,491,624         1,490,811
Barton Capital Corp.
   1.09%,   01/13/04/(2)/                          894,974           894,676
Edison Asset Securitization
   1.09%,   01/23/04/(2)/                        1,491,624         1,490,675
Falcon Asset Securitization
   1.09%,   01/16/04/(2)/                        2,983,247         2,981,983
Jupiter Securitization Corp.
   1.09%,   01/14/04/(2)/                        3,281,572         3,280,385
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(2)/                        2,684,923         2,684,111
Receivables Capital Corp.
   1.02%,   01/06/04/(2)/                        1,878,581         1,878,368
----------------------------------------------------------------------------
                                                                  20,665,915
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.20%

Federal Home Loan Mortgage
 Corporation
   1.15%,   05/12/04/(2)/                        2,237,435         2,228,072
   1.28%,   08/19/04/(2)/                        1,193,299         1,183,540
Federal National Mortgage Association
   1.28%,   08/20/04/(2)/                        3,878,223         3,846,368
----------------------------------------------------------------------------
                                                                   7,257,980
----------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.08%

U.S. Treasury Bill
   0.89%,/(5)/ 03/25/04/(6)/                     2,900,000         2,894,044
----------------------------------------------------------------------------
                                                                   2,894,044
----------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $303,168,931)                                             303,168,885
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 106.98%
(Cost $3,604,428,168)                                          3,884,700,423
----------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.98%)                        (253,307,826)
----------------------------------------------------------------------------

NET ASSETS - 100.00%                                         $ 3,631,392,597
----------------------------------------------------------------------------

/(1)/ NON-INCOME EARNING SECURITIES.
/(2)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.
/(3)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.
/(5)/ YIELD TO MATURITY.
/(6)/ THIS U.S. TREASURY BILL IS HELD IN A SEGREGATED ACCOUNT IN CONNECTION WITH
      THE MASTER PORTFOLIO'S HOLDINGS OF INDEX FUTURES CONTRACTS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                                ASSET ALLOCATION           BOND INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                           $      146,790,786   $      906,736,761
                                                                              ------------------   ------------------
  Investments in securities, at value
   (including securities on loan/(a)/) (Note 1)                               $      161,395,040   $      926,749,932
  Repurchase agreements, at value and cost (Note 1)                                           --                   --
                                                                              ------------------   ------------------
Total investments in securities                                                      161,395,040          926,749,932
Cash                                                                                          --                   --
Receivables:
  Investment securities sold                                                                  --            3,810,573
  Dividends and interest                                                               1,210,761            7,241,687
  Due from broker - variation margin                                                       7,615                   --
                                                                              ------------------   ------------------
Total Assets                                                                         162,613,416          937,802,192
                                                                              ------------------   ------------------

LIABILITIES
Payables:
  Investment securities purchased                                                             --          118,757,439
  Collateral for securities loaned (Note 4)                                           17,723,456          122,889,134
  When-issued securities purchased                                                            --           33,716,802
  Due to custodian                                                                            --                   --
  Advisory fees (Note 2)                                                                  83,447               87,396
                                                                              ------------------   ------------------
Total Liabilities                                                                     17,806,903          275,450,771
                                                                              ------------------   ------------------
NET ASSETS                                                                    $      144,806,513   $      662,351,421
                                                                              ==================   ==================

                                                                                    MONEY MARKET        S&P 500 INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                           $    4,749,101,078   $    3,604,428,168
                                                                              ------------------   ------------------
  Investments in securities, at value
   (including securities on loan/(a)/) (Note 1)                               $    4,506,626,078   $    3,884,700,423
  Repurchase agreements, at value and cost (Note 1)                                  242,475,000                   --
                                                                              ------------------   ------------------
Total investments in securities                                                    4,749,101,078        3,884,700,423
Cash                                                                                         713                   --
Receivables:
  Investment securities sold                                                                  --                   --
  Dividends and interest                                                               5,673,196            4,862,145
  Due from broker - variation margin                                                          --              127,888
                                                                              ------------------   ------------------
Total Assets                                                                       4,754,774,987        3,889,690,456
                                                                              ------------------   ------------------
LIABILITIES
Payables:
  Investment securities purchased                                                     25,000,000                   --
  Collateral for securities loaned (Note 4)                                                   --          257,408,856
  When-issued securities purchased                                                            --                   --
  Due to custodian                                                                            --              598,768
  Advisory fees (Note 2)                                                                 765,794              290,235
                                                                              ------------------   ------------------
Total Liabilities                                                                     25,765,794          258,297,859
                                                                              ------------------   ------------------
NET ASSETS                                                                    $    4,729,009,193   $    3,631,392,597
                                                                              ==================   ==================

/(a)/ SECURITIES ON LOAN WITH MARKET VALUES OF $17,361,149, $120,381,648, $--
      AND $249,879,960, RESPECTIVELY. SEE NOTE 4.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                ASSET ALLOCATION           BOND INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(b)/                                                              $        1,825,990   $               --
  Interest                                                                             3,137,279           27,559,505
  Securities lending income                                                               10,911               71,679
                                                                              ------------------   ------------------
Total investment income                                                                4,974,180           27,631,184
                                                                              ------------------   ------------------
EXPENSES (NOTE 2)
  Advisory fees                                                                          594,401              511,325
                                                                              ------------------   ------------------
Total expenses                                                                           594,401              511,325
                                                                              ------------------   ------------------
Net investment income                                                                  4,379,779           27,119,859
                                                                              ------------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments                                       (555,720)           7,061,998
  Net realized gain from in-kind redemptions                                                  --                   --
  Net realized gain on futures contracts                                                 755,294                   --
  Net change in unrealized appreciation (depreciation) of
   investments                                                                        19,449,448           (9,218,441)
  Net change in unrealized appreciation (depreciation) of futures
   contracts                                                                             270,307                   --
                                                                              ------------------   ------------------
  Net gain (loss) on investments                                                      19,919,329           (2,156,443)
                                                                              ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $       24,299,108   $       24,963,416
                                                                              ==================   ==================

                                                                                    MONEY MARKET        S&P 500 INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(b)/                                                              $               --   $       50,028,738
  Interest                                                                            52,983,614            1,179,840
  Securities lending income                                                                   --              127,821
                                                                              ------------------   ------------------
Total investment income                                                               52,983,614           51,336,399
                                                                              ------------------   ------------------
EXPENSES (NOTE 2)
  Advisory fees                                                                        4,247,387            1,436,333
                                                                              ------------------   ------------------
Total expenses                                                                         4,247,387            1,436,333
                                                                              ------------------   ------------------
Net investment income                                                                 48,736,227           49,900,066
                                                                              ------------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments                                        120,352          (57,935,276)
  Net realized gain from in-kind redemptions                                                  --           59,216,552
  Net realized gain on futures contracts                                                      --           14,788,212
  Net change in unrealized appreciation (depreciation) of
   investments                                                                                --          682,477,422
  Net change in unrealized appreciation (depreciation) of futures
   contracts                                                                                  --            3,600,828
                                                                              ------------------   ------------------
  Net gain (loss) on investments                                                         120,352          702,147,738
                                                                              ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $       48,856,579   $      752,047,804
                                                                              ==================   ==================

/(b)/ NET OF FOREIGN WITHHOLDING TAX OF $2,249, $--, $-- AND $18,238,
      RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      ASSET ALLOCATION
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $        4,379,779    $        6,445,663
  Net realized gain (loss)                                                               199,574           (45,576,526)
  Net change in unrealized appreciation (depreciation)                                19,719,755              (464,135)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       24,299,108           (39,594,998)
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                       25,204,474            34,189,822
  Withdrawals                                                                       (124,314,945)         (119,988,263)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from interestholder
 transactions                                                                        (99,110,471)          (85,798,441)
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                    (74,811,363)         (125,393,439)

NET ASSETS:
Beginning of year                                                                    219,617,876           345,011,315
                                                                              ------------------    ------------------
End of year                                                                   $      144,806,513    $      219,617,876
                                                                              ==================    ==================

                                                                                                            BOND INDEX
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE                FOR THE
                                                                                      YEAR ENDED             YEAR ENDED
                                                                               DECEMBER 31, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       27,119,859    $       30,232,332
  Net realized gain (loss)                                                             7,061,998             9,762,741
  Net change in unrealized appreciation (depreciation)                                (9,218,441)           16,148,940
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       24,963,416            56,144,013
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                      167,635,199           235,474,677
  Withdrawals                                                                       (160,731,769)         (204,797,701)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from interestholder
 transactions                                                                          6,903,430            30,676,976
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                     31,866,846            86,820,989

NET ASSETS:
Beginning of year                                                                    630,484,575           543,663,586
                                                                              ------------------    ------------------
End of year                                                                   $      662,351,421    $      630,484,575
                                                                              ==================    ==================

                                                                                                          MONEY MARKET
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       48,736,227    $       45,475,626
  Net realized gain (loss)                                                               120,352                 8,083
  Net change in unrealized appreciation (depreciation)                                        --                    --
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       48,856,579            45,483,709
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                   13,745,249,528        11,212,874,658
  Withdrawals                                                                    (12,953,858,697)       (9,134,078,695)
                                                                              ------------------    ------------------
Net increase in net assets resulting from interestholder
 transactions                                                                        791,390,831         2,078,795,963
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                    840,247,410         2,124,279,672

NET ASSETS:
Beginning of year                                                                  3,888,761,783         1,764,482,111
                                                                              ------------------    ------------------
End of year                                                                   $    4,729,009,193    $    3,888,761,783
                                                                              ==================    ==================

                                                                                                         S&P 500 INDEX
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       49,900,066    $       40,577,166
  Net realized gain (loss)                                                            16,069,488          (255,819,289)
  Net change in unrealized appreciation (depreciation)                               686,078,250          (457,092,164)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                      752,047,804          (672,334,287)
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                    1,247,904,502         1,124,925,648
  Withdrawals                                                                       (708,478,794)         (904,586,226)
                                                                              ------------------    ------------------
Net increase in net assets resulting from interestholder
 transactions                                                                        539,425,708           220,339,422
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                  1,291,473,512          (451,994,865)

NET ASSETS:
Beginning of year                                                                  2,339,919,085         2,791,913,950
                                                                              ------------------    ------------------
End of year                                                                   $    3,631,392,597    $    2,339,919,085
                                                                              ==================    ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     In general, MIP believes that each Master Portfolio with two or more interestholders has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     In the case of a Master Portfolio with only one interestholder, such as the Asset Allocation Master Portfolio, MIP believes that such a Master Portfolio will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on its income and gain (if any). Rather, such a Master Portfolio's assets and interest, dividends, and gains or losses will be treated as assets and interest, dividends, and gains or losses of the interestholder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (E.G., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables on the Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2003, the open futures contracts held by the Master Portfolios were as follows:

                                            NUMBER OF      FUTURES    EXPIRATION         NOTIONAL   NET UNREALIZED
      MASTER PORTFOLIO                      CONTRACTS        INDEX          DATE   CONTRACT VALUE     APPRECIATION
      ------------------------------------------------------------------------------------------------------------
      Asset Allocation Master Portfolio            11      S&P 500      03/18/04   $    3,054,150   $      118,057
      S&P 500 Index Master Portfolio              179      S&P 500      03/18/04       49,699,350        1,202,533

     The Asset Allocation and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $300,000 and $2,900,000, respectively, for initial margin requirements.

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

     The repurchase agreements held by the Money Market Master Portfolio at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                              AGGREGATE
          REPURCHASE AGREEMENT                INTEREST RATE(s)    MATURITY DATE(s)         MARKET VALUE
          ---------------------------------------------------------------------------------------------
          Goldman Sachs Tri-Party                5.00% - 7.00%   11/01/16 - 07/01/33      $  17,823,670
          Goldman Sachs Tri-Party                5.00  - 7.00    11/01/16 - 07/01/33         25,500,831
          Lehman Brothers Tri-Party              3.60  - 5.75    01/01/23 - 01/01/34         76,499,092
          Merrill Lynch Tri-Party                3.16  - 5.74    08/01/22 - 02/01/35        101,993,875
          Merrill Lynch Tri-Party                3.21  - 7.38    07/01/23 - 07/01/34         25,500,663

     The repurchase agreements held by the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4 below.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

                                                     SECURITIES LENDING
                  MASTER PORTFOLIO                           AGENT FEES
                  -----------------------------------------------------
                  Asset Allocation Master Portfolio         $    10,868
                  Bond Index Master Portfolio                    71,203
                  S&P 500 Index Master Portfolio                118,408

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by Rule 17a-7.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the MIP's outstanding beneficial interests.

3.    INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003 were as follows:

                                                  U.S. GOVERNMENT OBLIGATIONS             OTHER SECURITIES
                                                -------------------------------   -------------------------------
          MASTER PORTFOLIO                           PURCHASES            SALES        PURCHASES            SALES
          -------------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio     $  105,275,689   $   52,169,635   $   21,850,718   $  166,821,547
          Bond Index Master Portfolio              458,072,831      387,521,853       64,476,959       32,966,447
          S&P 500 Index Master Portfolio                    --               --      882,802,151      229,970,874

     For the year ended December 31, 2003, the S&P 500 Index Master Portfolio received in-kind contributions of portfolio securities in the amount of $205,309,742 and paid in-kind redemption proceeds of portfolio securities in the amount of $117,327,790. In-kind purchases are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the S&P 500 Index Master Portfolio's Statement of Operations.

     At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

                                                            TAX        UNREALIZED        UNREALIZED     NET UNREALIZED
          MASTER PORTFOLIO                                 COST      APPRECIATION      DEPRECIATION       APPRECIATION
          ------------------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio     $   160,496,890   $     2,397,508   $    (1,499,358)   $       898,150
          Bond Index Master Portfolio               910,919,532        18,704,261        (2,873,861)        15,830,400
          S&P 500 Index Master Portfolio          3,738,889,279       463,170,996      (317,359,852)       145,811,144

     At December 31, 2003, the Money Market Master Portfolio's cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.    PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.    FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                                    YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                  DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                          2003                   2002                   2001
------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.35%                  0.35%                  0.35%
  Ratio of net investment income to average
   net assets/(3)/                                        2.58%                  2.28%                  2.31%/(5)/
  Portfolio turnover rate                                   76%                    92%                    35%
  Total return                                           16.73%                (11.83)%                (6.52)%
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.08%                  0.08%                  0.08%
  Ratio of net investment income to average
   net assets/(3)/                                        4.24%                  5.27%                  5.98%/(5)/
  Portfolio turnover rate                                   67%                   118%                    53%
  Total return                                            4.07%                 10.05%                  8.94%
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.10%                  0.10%                  0.10%
  Ratio of net investment income to average
   net assets/(3)/                                        1.15%                  1.80%                  3.66%
  Total return                                            1.16%                  1.84%                  4.23%
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.05%                  0.05%                  0.05%
  Ratio of net investment income to average
   net assets/(3)/                                        1.74%                  1.57%                  1.31%
  Portfolio turnover rate                                    8%/(6)/               12%                     9%
  Total return                                           28.52%                (22.05)%               (11.96)%

                                                    YEAR ENDED           PERIOD ENDED             YEAR ENDED
                                                  DECEMBER 31,           DECEMBER 31,           FEBRUARY 28,
                                                          2000              1999/(1)/                   1999
------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.35%                  0.35%                  0.35%
  Ratio of net investment income to average
   net assets/(3)/                                        2.82%                  2.75%                  2.24%
  Portfolio turnover rate                                   53%                    39%                    33%
  Total return                                            1.51%                 10.35%/(2)/            18.23%
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.08%                  0.08%                  0.08%
  Ratio of net investment income to average
   net assets/(3)/                                        6.73%                  6.44%                  6.31%
  Portfolio turnover rate                                   52%                    25%                    28%
  Total return                                           11.91%                 (0.67)%/(2)/            6.39%
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.10%                  0.10%                  0.10%/(4)/
  Ratio of net investment income to average
   net assets/(3)/                                        6.43%                  5.23%                  5.17%/(4)/
  Total return                                            6.52%                  4.44%/(2)/             2.61%/(2)//(4)/
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.05%                  0.05%                  0.05%
  Ratio of net investment income to average
   net assets/(3)/                                        1.22%                  1.44%                  1.61%
  Portfolio turnover rate                                   10%                     7%                    11%
  Total return                                           (9.19)%                19.82%/(2)/            19.65%

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIOS CHANGED
      THEIR FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.
/(2)/ NOT ANNUALIZED.
/(3)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
/(4)/ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO
      FEBRUARY 28, 1999.
/(5)/ EFFECTIVE JANUARY 1, 2001, THE ASSET ALLOCATION AND BOND INDEX MASTER
      PORTFOLIOS ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 FOR THE ASSET ALLOCATION AND BOND INDEX MASTER PORTFOLIOS WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 2.34% TO 2.31% AND 6.37% TO 5.98%, RESPECTIVELY. RATIOS AND SUPPLEMENTAL DATA FOR THE PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
/(6)/ PORTFOLIO TURNOVER RATE EXCLUDING IN-KIND TRANSACTIONS WAS 4%.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Asset Allocation Master Portfolio, Bond Index Master Portfolio, Money Market Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION -- UNAUDITED

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS--34.77%

U.S. COMMON STOCKS--25.91%

ADVERTISING - 0.07%
--------------------------------------------------------------------------------
Getty Images Inc./(1)/                                          252   $   12,633
Interpublic Group of Companies Inc./(1)/                      1,469       22,916
Omnicom Group Inc.                                              393       34,321
--------------------------------------------------------------------------------
                                                                          69,870
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.38%
--------------------------------------------------------------------------------
Boeing Co. (The)                                              1,889       79,602
General Dynamics Corp.                                          460       41,579
Goodrich (B.F.) Co.                                             643       19,091
Lockheed Martin Corp.                                         1,173       60,292
Northrop Grumman Corp.                                          444       42,446
Raytheon Co.                                                  1,104       33,164
Sequa Corp. Class A/(1)/                                        329       16,121
Titan Corp. (The)/(1)/                                          774       16,881
United Technologies Corp.                                       794       75,247
--------------------------------------------------------------------------------
                                                                         384,423
--------------------------------------------------------------------------------

AIRLINES - 0.05%
--------------------------------------------------------------------------------
Delta Air Lines Inc.                                            844        9,968
Southwest Airlines Co.                                        2,629       42,432
--------------------------------------------------------------------------------
                                                                          52,400
--------------------------------------------------------------------------------

APPAREL - 0.10%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                        565       19,905
Liz Claiborne Inc.                                              417       14,787
Nike Inc. Class B                                               570       39,022
Oxford Industries Inc.                                          634       21,480
Unifi Inc./(1)/                                               1,276        8,230
--------------------------------------------------------------------------------
                                                                         103,424
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.18%
--------------------------------------------------------------------------------
Ford Motor Company                                            4,179       66,864
General Motors Corp.                                          1,207       64,454
Navistar International Corp./(1)/                               344       16,474
PACCAR Inc.                                                     456       38,815
--------------------------------------------------------------------------------
                                                                         186,607
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT -- 0.02%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      1,052       22,492
--------------------------------------------------------------------------------
                                                                          22,492
--------------------------------------------------------------------------------

BANKS - 2.27%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               1,438       35,231
Bank of America Corp.                                         3,851      309,736
Bank of New York Co. Inc. (The)                               2,116       70,082
Bank One Corp.                                                2,847      129,795
BankUnited Financial Corp. Class A/(1)/                         831       21,431
BB&T Corp.                                                    1,602       61,901
Central Coast Bancorp/(1)/                                      953       17,287
Comerica Inc.                                                   616   $   34,533
Fifth Third Bancorp                                           1,013       59,868
FIRSTFED AMERICA BANCORP INC.                                 1,574       40,971
Flagstar Bancorp Inc.                                           532       11,395
FleetBoston Financial Corp.                                   2,548      111,220
Golden West Financial Corp.                                     402       41,482
Huntington Bancshares Inc.                                    1,417       31,882
ITLA Capital Corp./(1)/                                         347       17,385
Marshall & Ilsley Corp.                                       1,113       42,572
Mellon Financial Corp.                                        1,142       36,670
National City Corp.                                           1,628       55,254
Northern Trust Corp.                                            804       37,322
Old Point Financial Corp.                                     1,400       44,450
PNC Financial Services Group                                    760       41,595
Regions Financial Corp.                                         707       26,300
SoundView Technology Group Inc./(1)/                          1,322       20,478
SouthTrust Corp.                                              1,289       42,189
State Street Corp.                                              875       45,570
Sun Bancorp Inc. (New Jersey)/(1)/                            1,100       29,040
SunTrust Banks Inc.                                             676       48,334
Synovus Financial Corp.                                       1,530       44,248
Troy Financial Corp.                                            899       31,465
U.S. Bancorp                                                  4,564      135,916
Union Planters Corp.                                            946       29,790
USB Holding Co. Inc.                                          1,549       30,035
Wachovia Corp.                                                3,041      141,680
Washington Mutual Inc.                                        1,805       72,417
Wells Fargo & Company                                         4,115      242,332
Wintrust Financial Corp.                                      1,005       45,325
WSFS Financial Corp.                                            728       32,651
Yardville National Bancorp                                    1,102       28,365
--------------------------------------------------------------------------------
                                                                       2,298,197
--------------------------------------------------------------------------------

BEVERAGES - 0.52%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 1,509       79,494
Brown-Forman Corp. Class B                                      146       13,644
Coca-Cola Co. (The)                                           4,698      238,424
Coca-Cola Enterprises Inc.                                    1,206       26,375
Coors (Adolf) Company Class B                                   190       10,659
Pepsi Bottling Group Inc.                                       844       20,408
PepsiCo Inc.                                                  2,971      138,508
--------------------------------------------------------------------------------
                                                                         527,512
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.28%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                               2,265      139,977
Biogen Idec Inc./(1)/                                           693       25,489
Chiron Corp./(1)/                                               465       26,500
Genentech Inc./(1)/                                             283       26,480
Genzyme Corp. - General Division/(1)/                           523       25,805
Integra LifeSciences Holdings Corp./(1)/                        452       12,941
Regeneron Pharmaceuticals Inc./(1)/                             291        4,281
TECHNE Corp./(1)/                                               592       22,366
--------------------------------------------------------------------------------
                                                                         283,839
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.05%
--------------------------------------------------------------------------------
Masco Corp.                                                   1,166   $   31,960
Vulcan Materials Co.                                            444       21,121
--------------------------------------------------------------------------------
                                                                          53,081
--------------------------------------------------------------------------------

CHEMICALS - 0.35%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                   459       24,249
Dow Chemical Co. (The)                                        1,572       65,348
Du Pont (E.I.) de Nemours and Co.                             1,727       79,252
Engelhard Corp.                                                 721       21,594
Georgia Gulf Corp.                                              496       14,324
Grace (W.R.) & Co./(1)/                                       1,337        3,436
Great Lakes Chemical Corp.                                      817       22,214
Hercules Inc./(1)/                                            1,537       18,751
Monsanto Co.                                                    750       21,585
PPG Industries Inc.                                             402       25,736
Schulman (A.) Inc.                                              975       20,787
Sherwin-Williams Co. (The)                                      501       17,405
Sigma-Aldrich Corp.                                             271       15,496
--------------------------------------------------------------------------------
                                                                         350,177
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.46%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                                  495       33,660
Atrix Laboratories Inc./(1)/                                    407        9,784
Block (H & R) Inc.                                              371       20,542
Bowne & Co. Inc.                                              1,324       17,953
Cendant Corp./(1)/                                            2,726       60,708
Charles River Associates Inc./(1)/                              361       11,548
Concord EFS Inc./(1)/                                         1,279       18,980
Consolidated Graphics Inc./(1)/                                 529       16,706
Deluxe Corp.                                                    317       13,102
DeVry Inc./(1)/                                                 702       17,641
Donnelley (R.R.) & Sons Co.                                     618       18,633
Ecolab Inc.                                                     687       18,803
Electro Rent Corp./(1)/                                         744        9,925
Equifax Inc.                                                    581       14,235
First Consulting Group Inc./(1)/                                993        5,591
FTI Consulting Inc./(1)/                                        684       15,985
GSI Commerce Inc./(1)/                                          924        9,019
InterActiveCorp/(1)/                                             58        1,968
Kroll Inc./(1)/                                                 664       17,264
McKesson Corp.                                                  770       24,763
Moody's Corp.                                                   465       28,156
Paychex Inc.                                                    815       30,318
Stewart Enterprises Inc. Class A/(1)/                         2,536       14,404
Strayer Education Inc.                                          188       20,460
United Rentals Inc./(1)/                                        854       16,448
--------------------------------------------------------------------------------
                                                                         466,596
--------------------------------------------------------------------------------

COMPUTERS - 1.38%
--------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                      1,023       21,862
Brocade Communications Systems Inc./(1)/                      1,000        5,780
CACI International Inc. Class A/(1)/                            422       20,518
Cisco Systems Inc./(1)/                                      12,028      292,160
Cognizant Technology Solutions Corp./(1)/                       269   $   12,277
Computer Network Technology Corp./(1)/                          942        8,987
Computer Sciences Corp./(1)/                                    604       26,715
Datastream Systems Inc./(1)/                                  1,037        8,140
Dell Inc./(1)/                                                4,323      146,809
Digimarc Corp./(1)/                                             507        6,743
Electronic Data Systems Corp.                                 1,438       35,289
EMC Corp./(1)/                                                6,215       80,291
Enterasys Networks Inc./(1)/                                  2,246        8,423
FalconStor Software Inc./(1)/                                 1,081        9,448
Gateway Inc./(1)/                                             2,604       11,978
Hewlett-Packard Co.                                           6,902      158,539
Hyperion Solutions Corp./(1)/                                   302        9,102
International Business Machines Corp.                         3,111      288,327
Juniper Networks Inc./(1)/                                      583       10,890
Lexmark International Inc./(1)/                                 215       16,908
Mentor Graphics Corp./(1)/                                      618        8,986
NCR Corp./(1)/                                                  453       17,576
Network Appliance Inc./(1)/                                     932       19,134
PalmOne Inc./(1)/                                             1,390       16,333
RadiSys Corp./(1)/                                              543        9,155
Seagate Technology Inc./(2)/                                    317           --
Secure Computing Corp./(1)/                                     842       15,080
Silicon Graphics Inc./(1)/                                    6,006        8,228
Sun Microsystems Inc./(1)/                                    6,462       29,014
SunGard Data Systems Inc./(1)/                                  941       26,075
Synopsys Inc./(1)/                                              272        9,183
Unisys Corp./(1)/                                             1,129       16,766
Veritas Software Corp./(1)/                                     910       33,816
Verso Technologies Inc./(1)/                                  2,169        7,006
--------------------------------------------------------------------------------
                                                                       1,395,538
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.44%
--------------------------------------------------------------------------------
Avon Products Inc.                                              551       37,187
Colgate-Palmolive Co.                                           850       42,543
Gillette Co. (The)                                            1,748       64,204
International Flavors & Fragrances Inc.                         411       14,352
Kimberly-Clark Corp.                                            762       45,027
Procter & Gamble Co.                                          2,414      241,110
--------------------------------------------------------------------------------
                                                                         444,423
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.11%
--------------------------------------------------------------------------------
Advanced Marketing Services Inc.                                961       10,955
Costco Wholesale Corp./(1)/                                   1,183       43,984
Grainger (W.W.) Inc.                                            269       12,748
Hughes Supply Inc.                                              507       25,157
Watsco Inc.                                                   1,057       24,026
--------------------------------------------------------------------------------
                                                                         116,870
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.35%
--------------------------------------------------------------------------------
American Express Co.                                          2,345      113,099
American International Group Inc.                             6,682      442,883
Capital One Financial Corp.                                     635       38,919

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Citigroup Inc.                                               12,832   $  622,865
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                      200          212
Countrywide Financial Corp.                                     472       35,801
Fannie Mae                                                    1,864      139,912
Financial Federal Corp./(1)/                                    518       15,825
Franklin Resources Inc.                                         710       36,963
Freddie Mac                                                   1,760      102,643
Goldman Sachs Group Inc. (The)                                1,058      104,456
Investment Technology Group Inc./(1)/                           647       10,449
Janus Capital Group Inc.                                        802       13,161
JP Morgan Chase & Co.                                         4,701      172,668
Lehman Brothers Holdings Inc.                                   606       46,795
MBNA Corp.                                                    3,083       76,613
Merrill Lynch & Co. Inc.                                      2,209      129,558
Morgan Stanley                                                2,537      146,816
Providian Financial Corp./(1)/                                1,368       15,924
Schwab (Charles) Corp. (The)                                  3,449       40,836
SLM Corp.                                                       756       28,486
T. Rowe Price Group Inc.                                        495       23,468
WFS Financial Inc./(1)/                                         307       13,035
World Acceptance Corp./(1)/                                     501        9,975
--------------------------------------------------------------------------------
                                                                       2,381,362
--------------------------------------------------------------------------------

ELECTRIC - 0.63%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                          1,735       16,378
Ameren Corp.                                                    463       21,298
American Electric Power Co. Inc.                              1,089       33,225
CenterPoint Energy Inc.                                       1,330       12,888
Cinergy Corp.                                                   567       22,005
CMS Energy Corp./(1)/                                         1,183       10,079
Consolidated Edison Inc.                                        312       13,419
Constellation Energy Group Inc.                                 724       28,352
Dominion Resources Inc.                                         628       40,085
DTE Energy Co.                                                  365       14,381
Duke Energy Corp.                                             2,034       41,595
Edison International/(1)/                                     1,135       24,891
Entergy Corp.                                                   564       32,221
Exelon Corp.                                                    760       50,434
FirstEnergy Corp.                                               773       27,210
FPL Group Inc.                                                  350       22,897
NiSource Inc.                                                   959       21,040
PG&E Corp./(1)/                                               1,244       34,546
Pinnacle West Capital Corp.                                     533       21,331
PPL Corp.                                                       612       26,775
Progress Energy Inc.                                            659       29,826
Public Service Enterprise Group Inc.                            568       24,878
Southern Company                                              1,398       42,290
Texas Genco Holdings Inc.                                        40        1,300
Xcel Energy Inc.                                              1,743       29,596
--------------------------------------------------------------------------------
                                                                         642,940
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
--------------------------------------------------------------------------------
Medis Technologies Ltd./(1)/                                    330   $    3,531
Molex Inc.                                                      802       27,982
--------------------------------------------------------------------------------
                                                                          31,513
--------------------------------------------------------------------------------

ELECTRONICS - 0.31%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                                1,335       39,035
Analogic Corp.                                                  368       15,088
Applera Corp. - Applied Biosystems Group                        919       19,032
Benchmark Electronics Inc./(1)/                                 492       17,127
Cabot Microelectronics Corp./(1)/                               257       12,593
Cubic Corp.                                                     706       16,238
Johnson Controls Inc.                                           310       35,997
Millipore Corp./(1)/                                            383       16,488
Photon Dynamics Inc./(1)/                                       372       14,969
REMEC Inc./(1)/                                               1,340       11,269
Solectron Corp./(1)/                                          2,123       12,547
Symbol Technologies Inc.                                      1,037       17,515
Thermo Electron Corp./(1)/                                      850       21,420
Thomas & Betts Corp.                                            909       20,807
Trimble Navigation Ltd./(1)/                                    404       15,045
Watts Industries Inc. Class A                                   818       18,160
X-Rite Inc.                                                     999       11,309
--------------------------------------------------------------------------------
                                                                         314,639
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                     464       18,393
--------------------------------------------------------------------------------
                                                                          18,393
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.06%
--------------------------------------------------------------------------------
International Game Technology Inc.                              871       31,095
Macrovision Corp./(1)/                                          611       13,802
Penn National Gaming Inc./(1)/                                  652       15,048
--------------------------------------------------------------------------------
                                                                          59,945
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                               644        8,939
Waste Management Inc.                                         1,535       45,436
--------------------------------------------------------------------------------
                                                                          54,375
--------------------------------------------------------------------------------

FOOD - 0.38%
--------------------------------------------------------------------------------
Albertson's Inc.                                                933       21,132
Archer-Daniels-Midland Co.                                    1,823       27,746
Campbell Soup Co.                                               955       25,594
ConAgra Foods Inc.                                            1,129       29,794
Del Monte Foods Co./(1)/                                        106        1,102
General Mills Inc.                                              607       27,497
Great Atlantic & Pacific Tea Co./(1)/                           673        5,653
Heinz (H.J.) Co.                                                770       28,051
Kellogg Co.                                                     770       29,322
Kroger Co./(1)/                                               1,755       32,485
Safeway Inc./(1)/                                             1,347       29,513

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
FOOD (Continued)
--------------------------------------------------------------------------------
Sara Lee Corp.                                                1,327   $   28,809
SUPERVALU Inc.                                                  733       20,956
Sysco Corp.                                                   1,321       49,181
Winn-Dixie Stores Inc.                                          603        6,000
Wrigley (William Jr.) Co.                                       423       23,777
--------------------------------------------------------------------------------
                                                                         386,612
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.18%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                             610       20,045
Chesapeake Corp.                                              1,040       27,539
Glatfelter Co.                                                1,304       16,235
International Paper Co.                                         940       40,523
MeadWestvaco Corp.                                              848       25,228
Temple-Inland Inc.                                              286       17,924
Weyerhaeuser Co.                                                599       38,336
--------------------------------------------------------------------------------
                                                                         185,830
--------------------------------------------------------------------------------

GAS--0.08%
--------------------------------------------------------------------------------
Nicor Inc.                                                      511       17,394
Peoples Energy Corp.                                            612       25,728
Sempra Energy                                                   575       17,285
Southwestern Energy Co./(1)/                                  1,049       25,071
--------------------------------------------------------------------------------
                                                                          85,478
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            233       11,492
Emerson Electric Co.                                            742       48,045
Snap-On Inc.                                                    625       20,150
Stanley Works (The)                                             455       17,231
--------------------------------------------------------------------------------
                                                                          96,918
--------------------------------------------------------------------------------

HEALTH CARE - 1.25%
--------------------------------------------------------------------------------
Advanced Neuromodulation Systems Inc./(1)/                      375       17,243
Aetna Inc.                                                      419       28,316
Aksys Ltd./(1)/                                                 856        7,558
Anthem Inc./(1)/                                                397       29,775
Apria Healthcare Group Inc./(1)/                                511       14,548
Bard (C.R.) Inc.                                                200       16,250
Bausch & Lomb Inc.                                              353       18,321
Baxter International Inc.                                     1,138       34,732
Becton, Dickinson & Co.                                         509       20,940
Biomet Inc.                                                     661       24,067
Boston Scientific Corp./(1)/                                  1,522       55,949
CONMED Corp./(1)/                                               669       15,922
Cyberonics Inc./(1)/                                            329       10,531
Flir Systems Inc./(1)/                                          480       17,520
Gen-Probe Inc./(1)/                                             536       19,548
Guidant Corp.                                                   614       36,963
HCA Inc.                                                      1,252       53,786
Health Management Associates Inc.
   Class A                                                    1,020       24,480
Humana Inc./(1)/                                              1,037       23,695
Johnson & Johnson                                             5,681      293,480
Manor Care Inc.                                                 668   $   23,093
Matria Healthcare Inc./(1)/                                     597       12,615
Medco Health Solutions Inc./(1)/                                330       11,217
Medtronic Inc.                                                2,195      106,699
Ocular Sciences Inc./(1)/                                       640       18,374
OraSure Technologies Inc./(1)/                                1,193        9,496
PolyMedica Corp.                                                414       10,892
Quest Diagnostics Inc./(1)/                                     389       28,440
Select Medical Corp.                                          1,018       16,573
Sierra Health Services Inc./(1)/                                409       11,227
St. Jude Medical Inc./(1)/                                      385       23,620
Stryker Corp.                                                   437       37,149
Tenet Healthcare Corp./(1)/                                   1,175       18,859
UnitedHealth Group Inc.                                       1,197       69,641
Viasys Healthcare Inc./(1)/                                     478        9,847
WellPoint Health Networks Inc./(1)/                             412       39,960
West Pharmaceutical Services Inc.                               559       18,950
Zimmer Holdings Inc./(1)/                                       499       35,130
--------------------------------------------------------------------------------
                                                                       1,265,406
--------------------------------------------------------------------------------

HOME BUILDERS - 0.11%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       10          240
Centex Corp.                                                    217       23,360
Champion Enterprises Inc./(1)/                                1,347        9,429
KB Home                                                         171       12,401
Pulte Homes Inc.                                                226       21,158
Thor Industries Inc.                                            327       18,384
Winnebago Industries Inc.                                       342       23,513
--------------------------------------------------------------------------------
                                                                         108,485
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.06%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                            975       21,089
Maytag Corp.                                                    648       18,047
Whirlpool Corp.                                                 288       20,923
--------------------------------------------------------------------------------
                                                                          60,059
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.13%
--------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                           676       14,784
Avery Dennison Corp.                                            204       11,428
Central Garden & Pet Co./(1)/                                   596       16,706
Clorox Co.                                                      461       22,386
Fortune Brands Inc.                                             506       36,174
Newell Rubbermaid Inc.                                          802       18,262
Tupperware Corp.                                                998       17,305
--------------------------------------------------------------------------------
                                                                         137,045
--------------------------------------------------------------------------------

INSURANCE - 0.82%
--------------------------------------------------------------------------------
ACE Ltd.                                                        812       33,633
AFLAC Inc.                                                    1,343       48,590
Allstate Corp. (The)                                          1,851       79,630
AON Corp.                                                       904       21,642
Chubb Corp.                                                     451       30,713
CIGNA Corp.                                                     384       22,080

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
INSURANCE (Continued)
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                      490   $   20,521
Hancock (John) Financial Services Inc.                          711       26,663
Hartford Financial Services Group Inc.                          625       36,894
LandAmerica Financial Group Inc.                                434       22,681
Lincoln National Corp.                                          666       26,886
Loews Corp.                                                     507       25,071
Marsh & McLennan Companies Inc.                                 991       47,459
MBIA Inc.                                                       368       21,797
MetLife Inc.                                                  1,836       61,818
MGIC Investment Corp.                                           305       17,367
Principal Financial Group Inc.                                  875       28,936
ProAssurance Corp./(1)/                                         780       25,077
Progressive Corp. (The)                                         445       37,198
Prudential Financial Inc.                                     1,306       54,552
SAFECO Corp.                                                    538       20,944
St. Paul Companies Inc.                                         609       24,147
Torchmark Corp.                                                 471       21,449
Travelers Property Casualty Corp.
   Class B                                                    2,640       44,801
XL Capital Ltd. Class A                                         342       26,522
--------------------------------------------------------------------------------
                                                                         827,071
--------------------------------------------------------------------------------

IRON / STEEL - 0.03%
--------------------------------------------------------------------------------
United States Steel Corp.                                       752       26,335
--------------------------------------------------------------------------------
                                                                          26,335
--------------------------------------------------------------------------------

LEISURE TIME - 0.08%
--------------------------------------------------------------------------------
Brunswick Corp.                                                 748       23,809
Harley-Davidson Inc.                                            621       29,516
K2 Inc./(1)/                                                    782       11,894
Sabre Holdings Corp.                                            716       15,458
--------------------------------------------------------------------------------
                                                                          80,677
--------------------------------------------------------------------------------

LODGING - 0.08%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                     442       21,998
Hilton Hotels Corp.                                           1,286       22,029
Marriott International Inc. Class A                             801       37,006
--------------------------------------------------------------------------------
                                                                          81,033
--------------------------------------------------------------------------------

MACHINERY - 0.22%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                         343       23,118
Caterpillar Inc.                                                788       65,420
Deere & Co.                                                     600       39,030
Dover Corp.                                                     669       26,593
Gardner Denver Inc./(1)/                                        734       17,521
Ingersoll-Rand Co. Class A                                      483       32,786
Kadant Inc./(1)/                                                796       17,233
--------------------------------------------------------------------------------
                                                                         221,701
--------------------------------------------------------------------------------

MANUFACTURERS - 1.12%
--------------------------------------------------------------------------------
Crane Co.                                                       754   $   23,178
Danaher Corp.                                                   437       40,095
Eastman Kodak Co.                                               777       19,946
Eaton Corp.                                                     240       25,915
General Electric Co.                                         19,444      602,375
Honeywell International Inc.                                  2,081       69,568
Illinois Tool Works Inc.                                        670       56,220
ITT Industries Inc.                                             251       18,627
Pall Corp.                                                      764       20,498
Textron Inc.                                                    451       25,734
3M Co.                                                        1,258      106,968
Tyco International Ltd.                                       4,799      127,174
--------------------------------------------------------------------------------
                                                                       1,136,298
--------------------------------------------------------------------------------

MANUFACTURING - 0.05%
--------------------------------------------------------------------------------
Acuity Brands Inc.                                            1,216       31,373
ESCO Technologies Inc./(1)/                                     375       16,369
--------------------------------------------------------------------------------
                                                                          47,742
--------------------------------------------------------------------------------

MEDIA - 1.02%
--------------------------------------------------------------------------------
Beasley Broadcast Group Inc.
   Class A/(1)/                                                 791       12,996
Clear Channel Communications Inc.                             1,591       74,507
Comcast Corp. Class A/(1)/                                    7,067      232,292
Dow Jones & Co. Inc.                                            360       17,946
Gannett Co. Inc.                                                428       38,160
Knight Ridder Inc.                                              105        8,124
McGraw-Hill Companies Inc. (The)                                318       22,235
Meredith Corp.                                                  384       18,743
New York Times Co. Class A                                      208        9,940
Pulitzer Inc.                                                   473       25,542
Time Warner Inc./(1)/                                        10,686      192,241
TiVo Inc./(1)/                                                  778        5,757
Tribune Co.                                                     728       37,565
Univision Communications Inc.
   Class A/(1)/                                                 842       33,419
Viacom Inc. Class B                                           4,280      189,946
Walt Disney Co. (The)                                         4,729      110,328
--------------------------------------------------------------------------------
                                                                       1,029,741
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
--------------------------------------------------------------------------------
Worthington Industries Inc.                                   1,081       19,490
--------------------------------------------------------------------------------
                                                                          19,490
--------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.06%
--------------------------------------------------------------------------------
Griffon Corp./(1)/                                              729       14,770
Gulf Island Fabrication Inc./(1)/                             1,533       26,107
Maverick Tube Corp./(1)/                                        973       18,730
--------------------------------------------------------------------------------
                                                                          59,607
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

MINING - 0.18%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    2,264   $   86,032
Newmont Mining Corp.                                          1,440       69,998
Phelps Dodge Corp./(1)/                                         368       28,001
--------------------------------------------------------------------------------
                                                                         184,031
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%
--------------------------------------------------------------------------------
General Binding Corp./(1)/                                      393        7,074
Global Imaging Systems Inc./(1)/                                391       12,414
Imagistics International Inc./(1)/                              552       20,700
Pitney Bowes Inc.                                               567       23,032
Xerox Corp./(1)/                                              1,618       22,328
--------------------------------------------------------------------------------
                                                                          85,548
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.45%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              346       18,397
Anadarko Petroleum Corp.                                        600       30,606
Apache Corp.                                                    499       40,469
Burlington Resources Inc.                                       550       30,459
ChevronTexaco Corp.                                           2,283      197,228
ConocoPhillips                                                1,541      101,043
Devon Energy Corp.                                              634       36,303
Exxon Mobil Corp.                                            16,573      679,493
Kerr-McGee Corp.                                                471       21,897
Kinder Morgan Inc.                                              392       23,167
Magnum Hunter Resources Inc./(1)/                             1,930       18,354
Marathon Oil Corp.                                            1,195       39,543
Occidental Petroleum Corp.                                    1,029       43,465
Plains Exploration & Production Co./(1)/                        615        9,465
Plains Resource Inc./(1)/                                     1,353       21,716
Rowan Companies Inc./(1)/                                       744       17,238
South Jersey Industries Inc.                                    998       40,419
Sunoco Inc.                                                     501       25,626
Transocean Inc./(1)/                                          1,697       40,745
Unocal Corp.                                                    936       34,473
--------------------------------------------------------------------------------
                                                                       1,470,106
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.16%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             1,136       36,534
Halliburton Co.                                               1,441       37,466
Lufkin Industries Inc.                                          742       21,362
Schlumberger Ltd.                                             1,171       64,077
--------------------------------------------------------------------------------
                                                                         159,439
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.06%
--------------------------------------------------------------------------------
Ball Corp.                                                      278       16,560
Bemis Co.                                                       370       18,500
Pactiv Corp./(1)/                                               645       15,416
Sealed Air Corp./(1)/                                           268       14,510
--------------------------------------------------------------------------------
                                                                          64,986
--------------------------------------------------------------------------------

PHARMACEUTICALS - 1.58%
--------------------------------------------------------------------------------
Abbott Laboratories                                           2,740      127,684
Abgenix Inc./(1)/                                             1,030       12,834
Allergan Inc.                                                   294   $   22,582
AmerisourceBergen Corp.                                         362       20,326
Antigenics Inc./(1)/                                            818        9,260
Barr Laboratories Inc./(1)/                                     177       13,620
Bristol-Myers Squibb Co.                                      3,470       99,242
Cardinal Health Inc.                                          1,055       64,524
Corixa Corp./(1)/                                             1,457        8,800
CV Therapeutics Inc./(1)/                                       584        8,561
Discovery Laboratories Inc./(1)/                              1,661       17,424
Forest Laboratories Inc./(1)/                                   696       43,013
Genta Inc./(1)/                                                 606        6,308
Gilead Sciences Inc./(1)/                                       315       18,314
King Pharmaceuticals Inc./(1)/                                  925       14,116
La Jolla Pharmaceutical Co./(1)/                              1,365        5,856
Lilly (Eli) & Co.                                             1,989      139,886
MedImmune Inc./(1)/                                             643       16,332
Merck & Co. Inc.                                              4,328      199,954
MGI Pharma Inc./(1)/                                            338       13,909
NBTY Inc./(1)/                                                  573       15,391
NPS Pharmaceuticals Inc./(1)/                                   446       13,710
Penwest Pharmaceuticals Co./(1)/                                684       11,820
Peregrine Pharmaceuticals Inc./(1)/                           3,783        8,360
Pfizer Inc.                                                  14,159      500,237
Schering-Plough Corp.                                         3,529       61,369
Vertex Pharmaceuticals Inc./(1)/                              1,342       13,729
Watson Pharmaceuticals Inc./(1)/                                436       20,056
Wyeth                                                         2,346       99,588
--------------------------------------------------------------------------------
                                                                       1,606,805
--------------------------------------------------------------------------------

PIPELINES - 0.04%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      1,917        8,205
El Paso Corp.                                                 1,865       15,274
Williams Companies Inc.                                       1,808       17,755
--------------------------------------------------------------------------------
                                                                          41,234
--------------------------------------------------------------------------------

REAL ESTATE - 0.18%
--------------------------------------------------------------------------------
Boykin Lodging Co.                                            4,091       37,433
Entertainment Properties Trust                                1,317       45,713
Glimcher Realty Trust                                         2,184       48,878
PS Business Parks Inc.                                        1,285       53,019
--------------------------------------------------------------------------------
                                                                         185,043
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.18%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                          1,162       67,280
Capital Automotive                                              296        9,472
Equity Office Properties Trust                                1,017       29,137
Equity Residential                                            1,034       30,513
Mid-America Apartment Communities
   Inc.                                                       1,485       49,866
--------------------------------------------------------------------------------
                                                                         186,268
--------------------------------------------------------------------------------

RETAIL - 1.81%
--------------------------------------------------------------------------------
Amazon.com Inc./(1)/                                            303       15,950

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

RETAIL (Continued)
--------------------------------------------------------------------------------
AutoZone Inc./(1)/                                              191   $   16,275
Bed Bath & Beyond Inc./(1)/                                     625       27,094
Best Buy Co. Inc.                                               615       32,128
Big Lots Inc./(1)/                                              840       11,936
Brookstone Inc./(1)/                                          1,203       25,636
CarMax Inc./(1)/                                                326       10,083
Christopher & Banks Corp.                                       472        9,218
Circuit City Stores Inc.                                      1,143       11,579
Cost Plus Inc./(1)/                                             425       17,425
CVS Corp.                                                     1,036       37,420
Darden Restaurants Inc.                                         953       20,051
Dillards Inc. Class A                                         1,027       16,904
Dollar General Corp.                                            884       18,555
eBay Inc./(1)/                                                1,166       75,312
Fred's Inc.                                                     481       14,901
Gap Inc. (The)                                                1,665       38,645
Hancock Fabrics Inc.                                            801       11,598
Home Depot Inc.                                               5,260      186,677
Hot Topic Inc./(1)/                                             489       14,406
Jill (J.) Group Inc. (The)/(1)/                                 417        5,300
Kohls Corp./(1)/                                                709       31,862
Limited Brands Inc.                                           1,285       23,169
Linens 'n Things Inc./(1)/                                      408       12,273
Longs Drug Stores Corp.                                         609       15,067
Lowe's Companies Inc.                                         1,394       77,214
MarineMax Inc./(1)/                                             725       14,087
May Department Stores Co. (The)                                 872       25,349
McDonald's Corp.                                              3,099       76,948
Men's Wearhouse Inc. (The)/(1)/                                 489       12,230
Movie Gallery Inc./(1)/                                         562       10,498
Nordstrom Inc.                                                  548       18,796
Office Depot Inc./(1)/                                          811       13,552
1-800 CONTACTS INC./(1)/                                        588       12,348
1-800-FLOWERS.COM Inc./(1)/                                     678        7,499
Pacific Sunwear of California Inc./(1)/                         727       15,354
PC Connection Inc./(1)/                                         384        3,214
Priceline.com Inc./(1)/                                         206        3,687
RadioShack Corp.                                                422       12,947
Sears, Roebuck and Co.                                          760       34,572
ShopKo Stores Inc./(1)/                                       1,043       15,906
Sports Authority Inc. (The)/(1)/                                430       16,512
Staples Inc./(1)/                                             1,327       36,227
Starbucks Corp./(1)/                                          1,149       37,986
Target Corp.                                                  2,102       80,717
TJX Companies Inc.                                            1,118       24,652
Too Inc./(1)/                                                   412        6,955
Ultimate Electronics Inc./(1)/                                  936        7,142
United Auto Group Inc.                                          451       14,116
Walgreen Co.                                                  1,765       64,211
Wal-Mart Stores Inc.                                          8,079      428,591
Wendy's International Inc.                                      540       21,190
Whitehall Jewellers Inc./(1)/                                   770        7,600
Yum! Brands Inc./(1)/                                           928       31,923
--------------------------------------------------------------------------------
                                                                       1,831,487
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.02%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              1,208   $   17,999
Agere Systems Inc. Class B/(1)/                               5,405       15,675
Altera Corp./(1)/                                             1,003       22,768
Analog Devices Inc.                                             806       36,794
Applied Materials Inc./(1)/                                   3,782       84,906
Applied Micro Circuits Corp./(1)/                             1,776       10,620
Broadcom Corp. Class A/(1)/                                     689       23,488
GlobespanVirata Inc./(1)/                                     1,640        9,643
Integrated Device Technology Inc./(1)/                          600       10,302
Intel Corp.                                                  11,685      376,257
KLA-Tencor Corp./(1)/                                           455       26,695
Linear Technology Corp.                                         734       30,879
LSI Logic Corp./(1)/                                          1,227       10,883
Maxim Integrated Products Inc.                                  708       35,258
Micron Technology Inc./(1)/                                   1,669       22,481
Mykrolis Corp./(1)/                                           1,015       16,321
Novellus Systems Inc./(1)/                                      487       20,478
OmniVision Technologies Inc./(1)/                               339       18,730
ON Semiconductor Corp./(1)/                                   1,852       11,945
PMC-Sierra Inc./(1)/                                            700       14,105
QLogic Corp./(1)/                                               380       19,608
Teradyne Inc./(1)/                                              819       20,844
Texas Instruments Inc.                                        4,134      121,457
Varian Semiconductor Equipment
   Associates Inc./(1)/                                         489       21,364
Xilinx Inc./(1)/                                                883       34,207
--------------------------------------------------------------------------------
                                                                       1,033,707
--------------------------------------------------------------------------------

SOFTWARE - 1.28%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                              477       18,746
Akamai Technologies Inc./(1)/                                 1,533       16,480
Alico Inc.                                                      419       14,564
Ascential Software Corp./(1)/                                   812       21,055
Automatic Data Processing Inc.                                1,366       54,107
Avid Technology Inc./(1)/                                       313       15,024
BMC Software Inc./(1)/                                          673       12,551
Certegy Inc.                                                    420       13,776
Citrix Systems Inc./(1)/                                        472       10,011
Computer Associates International Inc.                        1,630       44,564
Compuware Corp./(1)/                                          1,111        6,710
Electronic Arts Inc./(1)/                                       550       26,279
F5 Networks Inc./(1)/                                           500       12,550
First Data Corp.                                              1,340       55,061
Fiserv Inc./(1)/                                                626       24,733
HomeStore Inc./(1)/                                           3,790       17,927
IMS Health Inc.                                                 718       17,849
Intuit Inc./(1)/                                                458       24,233
Manhattan Associates Inc./(1)/                                  443       12,245
Microsoft Corp.                                              19,963      549,781
Novell Inc./(1)/                                              3,479       36,599
Oracle Corp./(1)/                                             8,956      118,219
PalmSource Inc./(1)/                                            196        4,271
PeopleSoft Inc./(1)/                                            972       22,162
Per-Se Technologies Inc./(1)/                                   748       11,414

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

SOFTWARE (Continued)
--------------------------------------------------------------------------------
SAFLINK Corp./(1)/                                           3,067   $     8,220
Siebel Systems Inc./(1)/                                     1,700        23,579
Sohu.com Inc./(1)/                                             332         9,963
Symantec Corp./(1)/                                            702        24,324
Vastera Inc./(1)/                                            1,541         6,164
Websense Inc./(1)/                                             333         9,737
Yahoo! Inc./(1)/                                             1,229        55,514
--------------------------------------------------------------------------------
                                                                       1,298,412
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.31%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                               682         2,026
Andrew Corp./(1)/                                            1,385        15,941
Avaya Inc./(1)/                                              1,221        15,800
CIENA Corp./(1)/                                             1,800        11,952
Comverse Technology Inc./(1)/                                  729        12,823
Corvis Corp./(1)/                                            8,383        14,251
JDS Uniphase Corp./(1)/                                      3,570        13,031
Lucent Technologies Inc./(1)/                                9,917        28,164
Motorola Inc.                                                5,432        76,428
QUALCOMM Inc.                                                1,430        77,120
Sonus Networks Inc./(1)/                                     1,692        12,792
Tellabs Inc./(1)/                                            1,528        12,881
Terayon Communication Systems Inc./(1)/                      2,231        10,040
Tollgrade Communications Inc./(1)/                             443         7,766
--------------------------------------------------------------------------------
                                                                         311,015
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.53%
--------------------------------------------------------------------------------
Anaren Inc./(1)/                                               871        12,299
AT&T Wireless Services Inc./(1)/                             6,290        50,257
Catapult Communications Corp./(1)/                             679         9,846
Citizens Communications Co./(1)/                             1,399        17,376
Corning Inc./(1)/                                            3,514        36,651
Dobson Communications Corp. Class A/(1)/                     1,546        10,157
EchoStar Communications Corp./(1)/                             547        18,598
Finisar Corp./(1)/                                           2,303         7,208
InterDigital Communications Corp./(1)/                         562        11,600
Nextel Communications Inc. Class A/(1)/                      2,160        60,610
Qwest Communications International Inc./(1)/                 3,516        15,189
RCN Corp./(1)/                                               4,177         2,840
Sprint Corp. (PCS Group)/(1)/                                2,849        16,011
United Online Inc./(1)/                                        348         5,843
Verizon Communications Inc.                                  7,176       251,734
WebEx Communications Inc./(1)/                                 373         7,497
--------------------------------------------------------------------------------
                                                                         533,716
--------------------------------------------------------------------------------

TELEPHONE - 0.47%
--------------------------------------------------------------------------------
Alltel Corp.                                                   817        38,056
AT&T Corp.                                                   1,795        36,439
BellSouth Corp.                                              4,521       127,944
CenturyTel Inc.                                                627        20,453
SBC Communications Inc.                                      8,096       211,063
Sprint Corp. (FON Group)                                     2,490        40,886
--------------------------------------------------------------------------------
                                                                         474,841
--------------------------------------------------------------------------------

TEXTILES - 0.04%
--------------------------------------------------------------------------------
Cintas Corp.                                                   592   $    29,677
Interface Inc. Class A/(1)/                                  1,342         7,421
--------------------------------------------------------------------------------
                                                                          37,098
--------------------------------------------------------------------------------

TOBACCO - 0.24%
--------------------------------------------------------------------------------
Altria Group Inc.                                            3,715       202,170
UST Inc.                                                       614        21,914
Vector Group Ltd.                                            1,056        17,234
--------------------------------------------------------------------------------
                                                                         241,318
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Hasbro Inc.                                                    932        19,833
Mattel Inc.                                                    777        14,973
Topps Co. (The)                                              1,123        11,522
--------------------------------------------------------------------------------
                                                                          46,328
--------------------------------------------------------------------------------

TRANSPORTATION - 0.31%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                             837        27,077
CSX Corp.                                                      763        27,422
FedEx Corp.                                                    844        56,970
Norfolk Southern Corp.                                         921        21,782
Union Pacific Corp.                                            439        30,502
United Parcel Service Inc. Class B                           2,051       152,902
--------------------------------------------------------------------------------
                                                                         316,655
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
Ryder System Inc.                                              740        25,271
--------------------------------------------------------------------------------
                                                                          25,271
--------------------------------------------------------------------------------

WATER - 0.02%
--------------------------------------------------------------------------------
American States Water Co.                                      740        18,500
--------------------------------------------------------------------------------
                                                                          18,500
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $23,243,645)                                                   26,265,952
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 8.86%

AUSTRALIA - 0.52%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                            8,123        74,606
Coles Myer Ltd.                                              6,942        39,542
Coles Myer Ltd. ADR                                            384        17,434
Commonwealth Property Office Fund                          224,425       194,457
National Australia Bank Ltd.                                   448        10,109
National Australia Bank Ltd. ADR                               416        46,613
News Corp. Ltd.                                              3,007        27,165
News Corp. Ltd. ADR                                            348        12,563
Rio Tinto PLC ADR                                              368        40,962
Westpac Banking Corp.                                        4,165        50,179
Westpac Banking Corp. ADR                                      240        14,501
--------------------------------------------------------------------------------
                                                                         528,131
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                       Shares      Value
--------------------------------------------------------------------------------

BELGIUM - 0.06%
--------------------------------------------------------------------------------
Fortis                                                          3,143   $ 63,193
--------------------------------------------------------------------------------
                                                                          63,193
--------------------------------------------------------------------------------

DENMARK - 0.08%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                            1,477     60,498
TDC A/S ADR                                                     1,244     22,591
--------------------------------------------------------------------------------
                                                                          83,089
--------------------------------------------------------------------------------

FINLAND - 0.19%
--------------------------------------------------------------------------------
Nokia OYJ                                                       7,007    121,173
Rautaruukki OYJ/(1)/                                            9,665     71,195
--------------------------------------------------------------------------------
                                                                         192,368
--------------------------------------------------------------------------------

FRANCE - 0.86%
--------------------------------------------------------------------------------
Alcatel SA/(1)/                                                   770      9,916
Alcatel SA ADR/(1)/                                             1,516     19,481
Autoroutes du Sud de la France SA                               2,899     97,267
Aventis SA                                                        390     25,777
Aventis SA ADR                                                    766     50,755
AXA                                                             1,092     23,374
AXA ADR                                                         1,699     36,478
BNP Paribas SA                                                  1,436     90,420
France Telecom SA/(1)/                                          1,380     39,443
France Telecom SA ADR/(1)/                                        258      7,376
Groupe Wanadoo SA/(1)/                                          4,546     37,272
LVMH Moet Hennessy Louis
   Vuitton SA                                                     690     50,218
Renault SA                                                      1,366     94,248
Societe Generale Class A                                          735     64,896
Total SA                                                          399     74,183
Total SA ADR                                                      989     91,492
Vivendi Universal SA/(1)/                                       2,220     53,960
Vivendi Universal SA ADR/(1)/                                     270      6,556
--------------------------------------------------------------------------------
                                                                         873,112
--------------------------------------------------------------------------------

GERMANY - 0.65%
--------------------------------------------------------------------------------
Allianz AG                                                        519     65,516
DaimlerChrysler AG                                              1,120     51,766
DaimlerChrysler AG - Registered                                   574     26,789
Deutsche Bank AG                                                  986     81,710
Deutsche Telekom AG/(1)/                                        2,367     43,321
Deutsche Telekom AG ADR/(1)/                                    1,426     25,853
E.ON AG                                                         1,680    109,641
RWE AG                                                          2,000     79,137
SAP AG                                                            251     42,155
SAP AG ADR                                                        451     18,744
Siemens AG                                                      1,449    116,059
--------------------------------------------------------------------------------
                                                                         660,691
--------------------------------------------------------------------------------

HONG KONG - 0.19%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                     6,000     47,723
Hutchison Whampoa Ltd.                                          9,000   $ 66,367
New World Development Co. Ltd.                                 48,000     38,642
Sun Hung Kai Properties Ltd.                                    5,000     41,379
--------------------------------------------------------------------------------
                                                                         194,111
--------------------------------------------------------------------------------

IRELAND - 0.05%
--------------------------------------------------------------------------------
Allied Irish Banks PLC                                            662     10,605
Allied Irish Banks PLC ADR                                      1,380     43,815
--------------------------------------------------------------------------------
                                                                          54,420
--------------------------------------------------------------------------------

ITALY - 0.37%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                      2,471     65,453
Benetton Group SpA                                              1,891     21,729
Benetton Group SpA ADR                                            865     19,956
ENI-Ente Nazionale Idrocarburi SpA                              4,273     80,631
ENI-Ente Nazionale Idrocarburi SpA ADR                            154     14,627
Fiat SpA/(1)/                                                   5,048     38,713
Fiat SpA ADR                                                      819      6,339
Sanpaolo IMI SpA                                                1,896     24,728
Sanpaolo IMI SpA ADR                                            1,098     28,471
Seat Pagine Gaille SpA/(1)/                                    44,016     41,917
Telecom Italia Media SpA/(1)/                                  67,725     33,657
--------------------------------------------------------------------------------
                                                                         376,221
--------------------------------------------------------------------------------

JAPAN - 1.86%
--------------------------------------------------------------------------------
Canon Inc.                                                      2,000     93,123
Canon Inc. ADR                                                    372     17,722
Casio Computer Co. Ltd.                                        15,000    158,720
Dai Nippon Printing Co. Ltd.                                    4,000     56,172
Fuji Photo Film Co. Ltd.                                        1,000     32,285
Fuji Photo Film Co. Ltd. ADR                                      281      9,217
Fujitsu Ltd./(1)/                                               7,000     41,280
Honda Motor Co. Ltd.                                              900     39,974
Honda Motor Co. Ltd. ADR                                          764     17,190
Ito-Yokado Co. Ltd.                                             1,325     41,665
Ito-Yokado Co. Ltd. ADR/(2)/                                       18        430
Japan Airlines System Corp.                                    13,000     34,329
Japan Airlines System Corp. ADR                                   868     11,284
Kinki Nippon Railway Co. Ltd./(1)/                             29,000     87,133
Kirin Brewery Co. Ltd.                                          4,000     34,114
Kirin Brewery Co. Ltd. ADR                                      2,740     23,537
Kubota Corp.                                                    8,000     32,994
Kubota Corp. ADR                                                1,264     26,481
Kyocera Corp.                                                     400     26,649
Kyocera Corp. ADR                                                 118      7,906
Makita Corp.                                                    4,000     40,049
Makita Corp. ADR                                                  347      3,457
Matsushita Electric Industrial Co. Ltd.                         4,000     55,314
Millea Holdings Inc.                                                1     13,063
Millea Holdings Inc. ADR                                          754     50,820
Mitsubishi Corp.                                                3,000     31,800
Mitsubishi Corp. ADR                                              992     21,179

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Mitsui & Co. Ltd.                                             6,000   $   48,316
Mitsui & Co. Ltd. ADR                                           136       21,624
Mizuho Financial Group Inc./(1)/                                 12       36,391
Murata Manufacturing Co. Ltd.                                   800       43,221
NEC Corp.                                                     4,000       29,449
NEC Corp. ADR                                                 3,107       23,330
Nippon Telegraph & Telephone
   Corp.                                                          5       24,121
Nippon Telegraph & Telephone
   Corp. ADR                                                    685       16,824
Nissan Motor Co. Ltd.                                         2,000       22,842
Nissan Motor Co. Ltd. ADR                                     1,182       26,548
Nomura Holdings Inc.                                          4,000       68,116
NTT DoCoMo Inc.                                                  22       49,883
Pioneer Corp.                                                   900       24,858
Pioneer Corp. ADR                                               480       13,522
Ricoh Corp. Ltd.                                              3,000       59,205
Ricoh Corp. Ltd. ADR                                            146       14,418
Secom Co. Ltd.                                                1,000       37,324
Sony Corp.                                                    1,600       55,389
Sony Corp. ADR                                                    1           35
Takeda Chemical Industries Ltd.                               1,600       63,451
Tokyo Electric Power Co. Inc. (The)                           3,600       78,940
Toyota Motor Corp.                                            3,400      114,846
--------------------------------------------------------------------------------
                                                                       1,880,540
--------------------------------------------------------------------------------

NETHERLANDS - 0.62%
--------------------------------------------------------------------------------

ABN AMRO Holding NV                                           1,280       29,950
ABN AMRO Holding NV ADR                                       1,681       39,470
Aegon NV                                                      1,644       24,324
Aegon NV ADR                                                    880       13,024
Akzo Nobel NV                                                 1,443       55,696
Akzo Nobel NV ADR                                               472       18,030
ING Groep NV                                                  2,416       56,347
ING Groep NV ADR                                                616       14,421
Koninklijke Ahold NV/(1)/                                     3,366       25,644
Koninklijke Ahold NV ADR/(1)/                                 1,162        9,017
Koninklijke Philips Electronics NV                            1,014       29,609
Koninklijke Philips Electronics NV NY                           850       24,727
Reed Elsevier NV                                                864       10,735
Reed Elsevier NV ADR                                          1,491       36,902
Royal Dutch Petroleum Co.                                     2,953      155,695
Unilever NV CVA                                               1,303       85,218
--------------------------------------------------------------------------------
                                                                         628,809
--------------------------------------------------------------------------------

PANAMA - 0.07%
--------------------------------------------------------------------------------
Carnival Corp.                                                1,630       64,760
--------------------------------------------------------------------------------
                                                                          64,760
--------------------------------------------------------------------------------

PORTUGAL - 0.05%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         23,150       51,684
--------------------------------------------------------------------------------
                                                                          51,684
--------------------------------------------------------------------------------

SINGAPORE - 0.01%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                    9,000   $    9,168
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                  193        1,944
--------------------------------------------------------------------------------
                                                                          11,112
--------------------------------------------------------------------------------

SPAIN - 0.38%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                     900       39,643
Banco Bilbao Vizcaya Argentaria
   SA                                                         4,736       65,413
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                     1,578       21,855
Banco Santander Central Hispano
   SA                                                         3,014       35,698
Banco Santander Central Hispano
   SA ADR                                                     4,523       54,321
Repsol YPF SA                                                 1,887       36,797
Repsol YPF SA ADR                                               945       18,475
Telefonica SA                                                 7,839      115,093
--------------------------------------------------------------------------------
                                                                         387,295
--------------------------------------------------------------------------------

SWEDEN - 0.09%
--------------------------------------------------------------------------------
Hoganas AB Class B                                            4,069       87,088
--------------------------------------------------------------------------------
                                                                          87,088
--------------------------------------------------------------------------------

SWITZERLAND - 0.69%
--------------------------------------------------------------------------------
Adecco SA                                                       352       22,627
Adecco SA ADR                                                 1,038       16,722
Credit Suisse Group                                           2,169       79,359
Nestle SA                                                       641      160,153
Novartis AG                                                   3,457      156,952
Roche Holding AG - Genusschein                                1,216      122,657
UBS AG - Registered                                           2,045      140,054
--------------------------------------------------------------------------------
                                                                         698,524
--------------------------------------------------------------------------------

UNITED KINGDOM - 2.12%
--------------------------------------------------------------------------------
AstraZeneca PLC                                               2,550      122,339
Barclays PLC/(3)/                                             7,122       63,524
Barclays PLC ADR/(3)/                                         1,232       44,783
BP PLC                                                       25,496      206,757
BP PLC ADR                                                      696       34,348
British American Tobacco PLC                                  6,353       87,571
British Sky Broadcasting Group PLC/(1)/                       1,972       24,817
British Sky Broadcasting Group
   PLC ADR/(1)/                                                 363       18,491
British Telecom PLC ADR                                         552       18,889
BT Group PLC                                                 11,896       40,089
Cadbury Schweppes PLC                                         5,669       41,634
Cadbury Schweppes PLC ADR                                     1,107       33,088
Diageo PLC ADR                                                1,519       80,294
GlaxoSmithKline PLC                                           7,836      179,553
Hanson PLC                                                    3,901       28,649

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                         Shares or
Security                                                 Principal         Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Hanson PLC ADR                                                 937   $    34,201
HBOS PLC                                                    11,212       145,215
Hong Kong & Shanghai Banking ADR                               362        28,533
HSBC Holdings PLC                                           12,805       201,263
Lloyds TSB Group PLC                                        10,295        82,565
Reuters Group PLC                                            5,354        22,523
Reuters Group PLC ADR                                          273         6,929
Rio Tinto PLC                                                1,989        54,940
Royal Bank of Scotland Group PLC                             4,139       121,959
Shell Transport & Trading Co. PLC                           14,726       109,533
Tesco PLC                                                   21,161        97,639
Vodafone Group PLC                                          58,803       145,794
Vodafone Group PLC ADR                                       2,697        67,533
--------------------------------------------------------------------------------
                                                                       2,143,453
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $7,904,100)                                                     8,978,601
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $31,147,745)                                                   35,244,553
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 63.92%
--------------------------------------------------------------------------------
U.S. Treasury Notes
   1.50%, 02/28/05                                     $ 3,510,000     3,518,091
   1.63%, 01/31/05                                       2,090,000     2,098,082
   1.63%, 04/30/05                                       3,020,000     3,029,084
   1.88%, 11/30/05                                       1,050,000     1,051,969
   2.00%, 08/31/05                                       2,375,000     2,390,307
   2.00%, 05/15/06                                       4,295,000     4,295,838
   3.25%, 08/15/07                                       2,585,000     2,636,801
   3.25%, 08/15/08                                       4,425,000     4,451,966
   3.50%, 11/15/06                                       2,110,000     2,180,966
   3.63%, 05/15/13                                       1,425,000     1,369,726
   3.88%, 02/15/13                                       2,005,000     1,962,706
   4.00%, 11/15/12                                       2,155,000     2,134,293
   4.25%, 08/15/13                                         435,000       435,544
   4.38%, 05/15/07                                       4,140,000     4,384,032
   4.75%, 11/15/08                                       1,830,000     1,959,101
   4.88%, 02/15/12                                       1,120,000     1,186,149
   5.00%, 08/15/11                                       4,695,000     5,024,382
   5.50%, 05/15/09                                         800,000       889,656
   5.63%, 05/15/08                                       2,435,000     2,697,332
   5.75%, 11/15/05                                       5,530,000     5,937,406
   5.75%, 08/15/10                                       1,010,000     1,132,462
   6.13%, 08/15/07                                         795,000       889,748
   6.50%, 10/15/06                                       4,225,000     4,706,088
   6.75%, 05/15/05                                       1,275,000     1,366,840
   7.00%, 07/15/06                                       1,575,000     1,764,185
   7.50%, 02/15/05                                       1,220,000     1,304,208
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $64,138,391)                                                   64,796,962
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 46.57%

MONEY MARKET FUNDS - 25.05%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                         18,408,089   $18,408,089
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                          5,578,027     5,578,027
BlackRock Temp Cash
   Money Market Fund/(4)/                                  200,000       200,000
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                    1,205,187     1,205,187
--------------------------------------------------------------------------------
                                                                      25,391,303
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 9.71%
--------------------------------------------------------------------------------

Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                             $   253,547       253,532
   1.12%, 09/15/04/(4)(5)/                                 507,093       507,058
   1.13%, 10/12/04/(4)(5)/                                 253,547       253,527
   1.20%, 08/23/04/(4)(5)/                                 253,547       253,686
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                 507,093       507,074
   1.11%, 04/19/04/(4)(5)/                                 223,121       223,118
   1.16%, 07/15/04/(4)(5)/                                 253,547       253,595
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                 507,093       507,064
   1.24%, 08/09/04/(4)/                                    126,773       126,762
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                 253,547       253,547
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                    507,093       507,093
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    101,419       101,419
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                 547,661       547,601
   1.12%, 08/16/04/(4)(5)/                                 126,773       126,762
   1.13%, 05/17/04/(4)/                                    253,547       253,542
   1.14%, 04/13/04/(4)/                                    253,547       253,543
Links Finance LLC
   1.10%, 06/28/04/(4)/                                    253,547       253,522
   1.10%, 07/20/04/(4)/                                    202,837       202,815
   1.11%, 03/29/04/(4)/                                    253,547       253,547
   1.14%, 05/04/04/(4)/                                    253,547       253,542
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                 380,320       380,321
   1.17%, 12/28/04/(4)(5)/                                 507,093       507,093
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                    253,547       253,547
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                    507,093       507,016
   1.10%, 07/20/04/(4)/                                    253,547       253,519
   1.13%, 07/01/04/(4)/                                    253,547       253,515
   1.24%, 08/06/04/(4)/                                    126,773       126,766

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
-------------------------------------------------------------------------------
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                            $  152,128   $    152,101
   1.10%, 07/06/04/(4)(5)/                               152,128        152,120
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                               253,547        253,511
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                               253,547        253,521
   1.12%, 04/20/04/(4)(5)/                               253,547        253,547
   1.12%, 11/15/04/(4)(5)/                               304,256        304,257
   1.13%, 07/06/04/(4)(5)/                               304,256        304,241
-------------------------------------------------------------------------------
                                                                      9,847,424
-------------------------------------------------------------------------------

TIME DEPOSITS - 3.63%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                  507,093        507,031
Bank of New York
   1.39%, 11/01/04/(4)/                                  507,093        507,051
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                  380,320        380,291
   1.42%, 10/29/04/(4)/                                  380,320        380,344
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04/(4)/                                  380,320        380,276
   1.40%, 10/29/04/(4)/                                  507,093        507,083
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  633,867        633,867
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                  380,320        380,288
-------------------------------------------------------------------------------
                                                                      3,676,231
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 3.50%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                1,521,280      1,521,280
Merrill Lynch
   0.98%, 01/02/04/(4)/                                  507,093        507,093
   0.98%, 01/02/04/(4)/                                  507,093        507,093
   1.00%, 01/02/04/(4)/                                1,014,187      1,014,187
-------------------------------------------------------------------------------
                                                                      3,549,653
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 3.46%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                  253,547        253,508
   1.09%, 01/09/04/(4)/                                  253,547        253,493
   1.10%, 01/20/04/(4)/                                  253,547        253,407
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                  253,547        253,508
   1.09%, 01/20/04/(4)/                                  253,547        253,408
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                  152,128        152,077
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                  253,547        253,385
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                  507,093        506,878
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                               $  557,803   $    557,601
Preferred Receivables Funding
   Corp.
   1.09%, 01/12/04/(4)/                                  456,384        456,246
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                  319,322        319,286
-------------------------------------------------------------------------------
                                                                      3,512,797
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 1.22%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                                  380,320        378,728
   1.28%, 08/19/04/(4)/                                  202,837        201,179
Federal National Mortgage
   Association
   1.28%, 08/20/04/(4)/                                  659,221        653,807
-------------------------------------------------------------------------------
                                                                      1,233,714
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $47,211,122)                                                  47,211,122
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 145.26%
(Cost $142,497,258)                                                 147,252,637
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (45.26%)                           (45,882,461)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $101,370,176
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 48.78%

U.S. COMMON STOCKS - 36.63%

ADVERTISING - 0.09%
--------------------------------------------------------------------------------
ADVO Inc.                                                     1,057   $   33,569
Interpublic Group of Companies Inc./(1)/                      3,659       57,080
Omnicom Group Inc.                                            1,490      130,122
--------------------------------------------------------------------------------
                                                                         220,771
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.51%
--------------------------------------------------------------------------------
Boeing Co. (The)                                              6,497      273,784
Curtiss-Wright Corp.                                          1,006       45,280
General Dynamics Corp.                                        1,566      141,551
Goodrich (B.F.) Co.                                           1,395       41,418
Lockheed Martin Corp.                                         3,039      156,205
Northrop Grumman Corp.                                        1,193      114,051
Raytheon Co.                                                  3,061       91,952
Rockwell Collins Inc.                                         1,752       52,613
United Technologies Corp.                                     3,176      300,990
--------------------------------------------------------------------------------
                                                                       1,217,844
--------------------------------------------------------------------------------

AGRICULTURE - 0.01%
--------------------------------------------------------------------------------
Maui Land & Pineapple Co. Inc./(1)/                             932       32,229
--------------------------------------------------------------------------------
                                                                          32,229
--------------------------------------------------------------------------------

AIRLINES - 0.09%
--------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                    1,076       29,364
AMR Corp./(1)/                                                2,151       27,855
Continental Airlines Inc. Class B/(1)/                        1,448       23,559
Delta Air Lines Inc.                                          1,470       17,361
Northwest Airlines Corp./(1)/                                 1,167       14,728
Southwest Airlines Co.                                        6,170       99,584
--------------------------------------------------------------------------------
                                                                         212,451
--------------------------------------------------------------------------------

APPAREL - 0.12%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,595       56,192
Liz Claiborne Inc.                                            1,333       47,268
Nike Inc. Class B                                             1,983      135,756
VF Corp.                                                      1,331       57,552
--------------------------------------------------------------------------------
                                                                         296,768
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.27%
--------------------------------------------------------------------------------
CLARCOR Inc.                                                  1,164       51,332
Dura Automotive Systems Inc./(1)/                             1,200       15,324
Ford Motor Company                                           13,913      222,608
General Motors Corp.                                          4,196      224,066
Navistar International Corp./(1)/                               826       39,557
PACCAR Inc.                                                     989       84,184
--------------------------------------------------------------------------------
                                                                         637,071
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.09%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      2,026       43,316
Dana Corp.                                                    1,344       24,662
Delphi Corp.                                                  4,144   $   42,310
Goodyear Tire & Rubber Co. (The)/(1)/                         3,239       25,459
Modine Manufacturing Co.                                      1,200       32,376
Superior Industries International Inc.                          770       33,510
Visteon Corp.                                                 1,754       18,259
--------------------------------------------------------------------------------
                                                                         219,892
--------------------------------------------------------------------------------

BANKS - 3.00%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               2,922       71,589
BancTrust Financial Group Inc.                                1,957       31,351
Bank of America Corp.                                        10,868      874,113
Bank of New York Co. Inc. (The)                               6,023      199,482
Bank One Corp.                                                8,083      368,504
BankUnited Financial Corp. Class A/(1)/                       1,399       36,080
Banner Corp.                                                  1,280       32,192
BB&T Corp.                                                    4,079      157,613
Cascade Bancorp                                               2,677       51,559
Century Bancorp Inc. Class A                                     37        1,312
CFS Bancorp Inc.                                              2,765       41,033
Charter One Financial Inc.                                    1,629       56,282
City Bank                                                     1,501       49,218
Coastal Financial Corp.                                       2,973       52,533
Comerica Inc.                                                 1,161       65,086
Community Trust Bancorp Inc.                                  1,677       50,645
Dime Community Bancshares                                     1,802       55,430
Eastern Virginia Bankshares                                     916       26,619
Farmers Capital Bank Corp.                                    1,107       37,649
Fifth Third Bancorp                                           3,446      203,659
First Citizens Banc Corp.                                     1,027       29,074
First Community Bancshares Inc.                                 374       12,402
First Republic Bank                                             702       25,132
First Sentinel Bancorp Inc.                                   1,907       40,161
FirstFed Financial Corp./(1)/                                   979       42,586
Flagstar Bancorp Inc.                                         1,939       41,533
FleetBoston Financial Corp.                                   8,216      358,628
Gold Bancorp Inc.                                             1,950       27,417
Golden West Financial Corp.                                     818       84,409
Heartland Financial USA Inc.                                     59        1,088
Huntington Bancshares Inc.                                    3,191       71,797
Investors Financial Services Corp.                              946       36,336
KeyCorp                                                       2,670       78,284
MAF Bancorp Inc.                                                986       41,313
Marshall & Ilsley Corp.                                       2,490       95,242
Mellon Financial Corp.                                        3,222      103,458
NASB Financial Inc.                                             716       30,008
National Bankshares Inc.                                      1,149       56,726
National City Corp.                                           4,419      149,981
NBT Bancorp Inc.                                              1,487       31,881
Northern States Financial Corp.                                 955       27,351
Northern Trust Corp.                                          1,907       88,523
Northwest Bancorp Inc.                                        1,992       42,549
OceanFirst Financial Corp.                                    1,618       43,945
Old Point Financial Corp.                                     1,113       35,338
PNC Financial Services Group                                  1,861      101,853

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
Regions Financial Corp.                                       1,792   $   66,662
Republic Bancorp Inc.                                         2,436       32,862
Republic Bancorp Inc. Class A                                 1,314       25,676
Republic Bancshares Inc.                                      1,372       43,177
Royal Bancshares of Pennsylvania
   Class A                                                    1,845       47,047
SoundView Technology Group Inc./(1)/                          1,646       25,497
SouthTrust Corp.                                              2,679       87,684
State Street Corp.                                            2,525      131,502
Sterling Bancorp (New York)                                   1,511       43,064
Sterling Financial Corp. (Pennsylvania)                       1,165       32,329
SunTrust Banks Inc.                                           2,034      145,431
Synovus Financial Corp.                                       3,101       89,681
Texas Regional Bancshares Inc. Class A                          859       31,783
U.S. Bancorp                                                 15,056      448,368
UMB Financial Corp.                                             636       30,235
Umpqua Holdings Corp.                                           362        7,526
United Community Financial Corp.                              1,950       22,249
United Security Bancshares Inc.                               1,206       34,914
USB Holding Co. Inc.                                          1,664       32,265
Wachovia Corp.                                                9,954      463,757
Washington Mutual Inc.                                        5,315      213,238
Wayne Bancorp Inc.                                            1,275       34,328
Wells Fargo & Company                                        12,415      731,119
West Coast Bancorp                                            2,656       56,679
Westamerica Bancorp                                             858       42,643
Zions Bancorporation                                          1,120       68,690
--------------------------------------------------------------------------------
                                                                       7,147,370
--------------------------------------------------------------------------------

BEVERAGES - 0.76%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 4,896      257,921
Brown-Forman Corp. Class B                                      561       52,425
Coca-Cola Co. (The)                                          15,836      803,677
Coca-Cola Enterprises Inc.                                    3,850       84,199
National Beverage Corp./(1)/                                  2,077       33,855
Pepsi Bottling Group Inc.                                     2,184       52,809
PepsiCo Inc.                                                 11,319      527,692
--------------------------------------------------------------------------------
                                                                       1,812,578
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.49%
--------------------------------------------------------------------------------
Acacia Research - CombiMatrix/(1)/                              676        2,265
Affymetrix Inc./(1)/                                            739       18,187
Amgen Inc./(1)/                                               8,627      533,149
Applera Corp. - Celera Genomics Group/(1)/                    1,539       21,407
Biogen Idec Inc./(1)/                                         2,313       85,072
Cambrex Corp.                                                   506       12,782
Cephalon Inc./(1)/                                              377       18,251
Chiron Corp./(1)/                                             1,402       79,900
CryoLife Inc./(1)/                                            1,409        8,144
Genentech Inc./(1)/                                           1,406      131,559
Genzyme Corp. - General Division/(1)/                         1,570       77,464
Human Genome Sciences Inc./(1)/                               1,081       14,323
Integra LifeSciences Holdings Corp./(1)/                        961       27,513
Invitrogen Corp./(1)/                                           363       25,410
Millennium Pharmaceuticals Inc./(1)/                          1,845       34,446
Nektar Therapeutics/(1)/                                        904   $   12,303
Protein Design Labs Inc./(1)/                                   759       13,586
Regeneron Pharmaceuticals Inc./(1)/                             879       12,930
TECHNE Corp./(1)/                                               916       34,606
--------------------------------------------------------------------------------
                                                                       1,163,297
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.09%
--------------------------------------------------------------------------------
Masco Corp.                                                   4,196      115,012
Mestek Inc./(1)/                                                477        9,187
Vulcan Materials Co.                                          1,832       87,148
--------------------------------------------------------------------------------
                                                                         211,347
--------------------------------------------------------------------------------

CHEMICALS - 0.52%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                 1,689       89,230
Dow Chemical Co. (The)                                        6,234      259,147
Du Pont (E.I.) de Nemours and Co.                             6,196      284,334
Eastman Chemical Co.                                            907       35,854
Engelhard Corp.                                               1,845       55,258
Great Lakes Chemical Corp.                                    1,400       38,066
Hercules Inc./(1)/                                            1,923       23,461
Monsanto Co.                                                  2,512       72,295
OM Group Inc./(1)/                                              705       18,464
PPG Industries Inc.                                           1,371       87,771
Praxair Inc.                                                  2,398       91,604
Rohm & Haas Co.                                               1,916       81,832
Sherwin-Williams Co. (The)                                    1,746       60,656
Sigma-Aldrich Corp.                                             717       40,998
--------------------------------------------------------------------------------
                                                                       1,238,970
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.63%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                                1,607      109,276
Arbitron Inc./(1)/                                            1,027       42,846
Block (H & R) Inc.                                            1,517       83,996
Caremark Rx Inc./(1)/                                         2,874       72,798
CDI Corp.                                                     1,012       33,143
Cendant Corp./(1)/                                            8,765      195,197
Coinstar Inc./(1)/                                              340        6,140
Concord EFS Inc./(1)/                                         3,696       54,849
Convergys Corp./(1)/                                          1,632       28,495
Corinthian Colleges Inc./(1)/                                   739       41,059
Cornell Companies Inc./(1)/                                   1,131       15,438
Corporate Executive Board Co. (The)/(1)/                        675       31,502
Donnelley (R.R.) & Sons Co.                                   1,779       53,637
Dun & Bradstreet Corp./(1)/                                   1,150       58,316
Ecolab Inc.                                                   2,265       61,993
Electro Rent Corp./(1)/                                       1,399       18,663
Equifax Inc.                                                  1,695       41,527
First Consulting Group Inc./(1)/                              1,093        6,154
GSI Commerce Inc./(1)/                                        1,026       10,015
Hudson Highland Group Inc./(1)/                                  97        2,313
Insurance Auto Auctions Inc./(1)/                             1,490       19,444
InterActiveCorp/(1)/                                          1,956       66,367
iPayment Holdings Inc./(1)/                                     404       13,736
ITT Educational Services Inc./(1)/                              916       43,025

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
McKesson Corp.                                                2,403   $   77,280
Medical Staffing Network Holdings Inc./(1)/                     499        5,464
Midas Inc./(1)/                                                 439        6,278
Monster Worldwide Inc./(1)/                                   1,300       28,548
Moody's Corp.                                                 1,320       79,926
Paychex Inc.                                                  2,914      108,401
Petroleum Helicopters Inc./(1)/                                 461       11,294
SM&A/(1)/                                                     1,895       22,171
Wackenhut Corrections Corp./(1)/                              1,850       42,180
--------------------------------------------------------------------------------
                                                                       1,491,471
--------------------------------------------------------------------------------

COMPUTERS - 2.12%
--------------------------------------------------------------------------------
Advent Software Inc./(1)/                                     1,069       18,633
Affiliated Computer Services Inc.
   Class A/(1)/                                                 857       46,672
Apple Computer Inc./(1)/                                      3,065       65,499
Black Box Corp.                                                 500       23,035
Brocade Communications Systems Inc./(1)/                      2,500       14,450
CCC Information Services Group Inc./(1)/                        558        9,430
Cisco Systems Inc./(1)/                                      47,621    1,156,714
Computer Sciences Corp./(1)/                                  1,660       73,422
Datastream Systems Inc./(1)/                                    721        5,660
Dell Inc./(1)/                                               17,343      588,968
Drexler Technology Corp./(1)/                                    82        1,121
DST Systems Inc./(1)/                                           972       40,591
Electronic Data Systems Corp.                                 4,292      105,326
EMC Corp./(1)/                                               17,298      223,490
Enterasys Networks Inc./(1)/                                  2,404        9,015
Extreme Networks Inc./(1)/                                    1,681       12,120
FactSet Research Systems Inc.                                   797       30,453
Gateway Inc./(1)/                                             5,888       27,085
Hewlett-Packard Co.                                          23,371      536,832
International Business Machines Corp.                        11,592    1,074,347
Internet Security Systems Inc./(1)/                             855       16,100
Interwoven Inc./(1)/                                          1,223       15,459
Juniper Networks Inc./(1)/                                    2,715       50,716
Keynote Systems Inc./(1)/                                     1,490       17,731
Lexmark International Inc./(1)/                                 927       72,899
Maxtor Corp./(1)/                                             1,513       16,794
McDATA Corp. Class A/(1)/                                     1,701       16,211
Mindspeed Technologies Inc./(1)/                              2,028       13,892
NCR Corp./(1)/                                                1,509       58,549
Network Appliance Inc./(1)/                                   2,638       54,158
Nuance Communications Inc./(1)/                               1,622       12,392
PalmOne Inc./(1)/                                             1,521       17,872
Pegasus Solutions Inc./(1)/                                   1,193       12,491
Planar Systems Inc./(1)/                                        354        8,609
Rainbow Technologies Inc./(1)/                                  672        7,567
Red Hat Inc./(1)/                                             1,823       34,218
Safeguard Scientifics Inc./(1)/                               3,696       14,932
SanDisk Corp./(1)/                                              601       36,745
Sapient Corp./(1)/                                            5,542       31,035
ScanSource Inc./(1)/                                            294       13,412
Seagate Technology Inc./(2)/                                  1,574           --
Storage Technology Corp./(1)/                                   838   $   21,578
Sun Microsystems Inc./(1)/                                   22,900      102,821
SunGard Data Systems Inc./(1)/                                2,589       71,741
Synopsys Inc./(1)/                                            1,421       47,973
Unisys Corp./(1)/                                             3,018       44,817
VeriSign Inc./(1)/                                            1,548       25,232
Veritas Software Corp./(1)/                                   3,237      120,287
Western Digital Corp./(1)/                                    1,991       23,474
--------------------------------------------------------------------------------
                                                                       5,042,568
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.73%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                      789       49,770
Avon Products Inc.                                            1,747      117,905
Colgate-Palmolive Co.                                         3,706      185,485
Estee Lauder Companies Inc. Class A                           1,015       39,849
Gillette Co. (The)                                            6,923      254,282
International Flavors & Fragrances Inc.                       1,235       43,126
Kimberly-Clark Corp.                                          3,356      198,306
Procter & Gamble Co.                                          8,535      852,476
--------------------------------------------------------------------------------
                                                                       1,741,199
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.12%
--------------------------------------------------------------------------------
Advanced Energy Industries Inc./(1)/                            611       15,917
CDW Corp.                                                       703       40,605
Costco Wholesale Corp./(1)/                                   3,505      130,316
Genuine Parts Co.                                             1,760       58,432
Grainger (W.W.) Inc.                                          1,017       48,196
--------------------------------------------------------------------------------
                                                                         293,466
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.27%
--------------------------------------------------------------------------------
American Express Co.                                          8,608      415,164
American International Group Inc.                            19,884    1,317,912
Bear Stearns Companies Inc. (The)                               720       57,564
Capital One Financial Corp.                                   2,022      123,928
CharterMac                                                    2,823       59,650
Citigroup Inc.                                               39,113    1,898,545
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                      500          530
Countrywide Financial Corp.                                   1,505      114,179
Digital Insight Corp./(1)/                                      997       24,825
Fannie Mae                                                    6,517      489,166
Federal Agricultural Mortgage Corp./(1)/                        295        9,428
Federated Investors Inc. Class B                              1,179       34,615
Financial Federal Corp./(1)/                                    940       28,717
Forrester Research Inc./(1)/                                  1,200       21,444
Franklin Resources Inc.                                       2,190      114,011
Freddie Mac                                                   5,279      307,871
Goldman Sachs Group Inc. (The)                                3,604      355,823
Investment Technology Group Inc./(1)/                         1,059       17,103
Janus Capital Group Inc.                                      2,282       37,448
Jefferies Group Inc.                                          1,610       53,162
JP Morgan Chase & Co.                                        15,601      573,025
Lehman Brothers Holdings Inc.                                 2,041      157,606
MBNA Corp.                                                   10,229      254,191

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.                                     7,134    $  418,409
Morgan Stanley                                               8,358       483,677
Providian Financial Corp./(1)/                               3,517        40,938
Schwab (Charles) Corp. (The)                                11,077       131,152
Seacoast Financial Services Corp.                            1,937        53,093
SLM Corp.                                                    3,234       121,857
T. Rowe Price Group Inc.                                     1,514        71,779
--------------------------------------------------------------------------------
                                                                       7,786,812
--------------------------------------------------------------------------------

ELECTRIC - 0.93%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         5,855        55,271
Allegheny Energy Inc./(1)/                                   2,804        35,779
Ameren Corp.                                                 1,209        55,614
American Electric Power Co. Inc.                             3,056        93,239
Avista Corp.                                                 1,440        26,093
Black Hills Corp.                                            1,494        44,566
Calpine Corp./(1)/                                           2,909        13,992
CenterPoint Energy Inc.                                      3,123        30,262
CH Energy Group Inc.                                         1,119        52,481
Cinergy Corp.                                                1,322        51,307
CMS Energy Corp./(1)/                                        3,041        25,909
Consolidated Edison Inc.                                     1,490        64,085
Constellation Energy Group Inc.                              1,879        73,582
Dominion Resources Inc.                                      2,259       144,192
DTE Energy Co.                                               1,305        51,417
Duke Energy Corp.                                            6,229       127,383
Edison International/(1)/                                    3,100        67,983
Entergy Corp.                                                1,539        87,923
Exelon Corp.                                                 2,343       155,481
FirstEnergy Corp.                                            2,722        95,814
FPL Group Inc.                                               1,152        75,364
NiSource Inc.                                                2,569        56,364
PG&E Corp./(1)/                                              3,678       102,138
Pinnacle West Capital Corp.                                  1,219        48,784
PNM Resources Inc.                                           1,469        41,279
PPL Corp.                                                    1,797        78,619
Progress Energy Inc.                                         1,773        80,246
Public Service Enterprise Group Inc.                         2,035        89,133
Southern Company                                             5,010       151,552
Texas Genco Holdings Inc.                                      156         5,070
TXU Corp.                                                    2,487        58,992
Xcel Energy Inc.                                             3,895        66,137
--------------------------------------------------------------------------------
                                                                       2,206,051
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.05%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              2,228        54,475
Molex Inc.                                                   2,133        74,420
--------------------------------------------------------------------------------
                                                                         128,895
--------------------------------------------------------------------------------

ELECTRONICS - 0.46%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               4,341       126,931
Applera Corp. - Applied Biosystems Group                     2,223        46,038
ATMI Inc./(1)/                                                 323         7,474
Cymer Inc./(1)/                                                539    $   24,896
DuPont Photomasks Inc./(1)/                                    220         5,311
Electro Scientific Industries Inc./(1)/                        702        16,708
Energy Conversion Devices Inc./(1)/                            897         8,100
Exar Corp./(1)/                                                383         6,542
Fairchild Semiconductor International Inc.
   Class A/(1)/                                                427        10,662
General Cable Corp./(1)/                                       851         6,936
Hutchinson Technology Inc./(1)/                                584        17,952
II-VI Inc./(1)/                                              1,136        29,309
InVision Technologies Inc./(1)/                                500        16,785
Jabil Circuit Inc./(1)/                                      2,050        58,015
Johnson Controls Inc.                                          782        90,806
Keithley Instruments Inc.                                      863        15,793
Parker Hannifin Corp.                                        1,133        67,413
PerkinElmer Inc.                                             2,032        34,686
Photon Dynamics Inc./(1)/                                      794        31,951
Photronics Inc./(1)/                                           944        18,804
Power Integrations Inc./(1)/                                   592        19,808
Sanmina-SCI Corp./(1)/                                       5,193        65,484
Solectron Corp./(1)/                                         7,200        42,552
Symbol Technologies Inc.                                     2,463        41,600
Tektronix Inc.                                               1,897        59,945
Thermo Electron Corp./(1)/                                   2,049        51,635
Trimble Navigation Ltd./(1)/                                   915        34,075
Triumph Group Inc./(1)/                                        738        26,863
Valence Technology Inc./(1)/                                 7,757        30,563
Waters Corp./(1)/                                            1,464        48,546
Woodward Governor Co.                                          406        23,073
Zoran Corp./(1)/                                               608        10,573
--------------------------------------------------------------------------------
                                                                       1,095,829
--------------------------------------------------------------------------------

ENERGY & RELATED - 0.01%
--------------------------------------------------------------------------------
Headwaters Inc./(1)/                                         1,150        22,563
--------------------------------------------------------------------------------
                                                                          22,563
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                  1,427        56,566
--------------------------------------------------------------------------------
                                                                          56,566
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
Alliance Gaming Corp./(1)/                                   1,516        37,369
Churchill Downs Inc.                                           551        19,947
International Game Technology Inc.                           2,766        98,746
Macrovision Corp./(1)/                                         845        19,089
Martha Stewart Living Omnimedia Inc.
   Class A/(1)/                                                454         4,472
Steinway Musical Instruments Inc./(1)/                       1,063        26,256
--------------------------------------------------------------------------------
                                                                         205,879
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                            2,162        30,009
Waste Connections Inc./(1)/                                    559        21,113

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL (Continued)
--------------------------------------------------------------------------------
Waste Management Inc.                                         4,457   $  131,927
--------------------------------------------------------------------------------
                                                                         183,049
--------------------------------------------------------------------------------

FOOD - 0.66%
--------------------------------------------------------------------------------
Albertson's Inc.                                              2,580       58,437
Archer-Daniels-Midland Co.                                    5,542       84,349
Campbell Soup Co.                                             3,231       86,591
ConAgra Foods Inc.                                            3,915      103,317
Del Monte Foods Co./(1)/                                        767        7,977
General Mills Inc.                                            2,277      103,148
Great Atlantic & Pacific Tea Co./(1)/                           438        3,679
Heinz (H.J.) Co.                                              2,795      101,822
Hershey Foods Corp.                                             827       63,671
IHOP Corp.                                                    1,233       47,446
J&J Snack Foods Corp./(1)/                                      737       27,829
Kellogg Co.                                                   2,747      104,606
Kroger Co./(1)/                                               6,317      116,928
Nash Finch Co.                                                  726       16,219
P.F. Chang's China Bistro Inc./(1)/                             782       39,788
Safeway Inc./(1)/                                             3,328       72,916
Sanderson Farms Inc.                                          1,313       52,914
Sara Lee Corp.                                                5,341      115,953
SUPERVALU Inc.                                                1,831       52,348
Sysco Corp.                                                   4,682      174,311
Tootsie Roll Industries Inc.                                    939       33,804
Winn-Dixie Stores Inc.                                        1,891       18,815
Wrigley (William Jr.) Co.                                     1,480       83,191
--------------------------------------------------------------------------------
                                                                       1,570,059
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.20%
--------------------------------------------------------------------------------
Georgia-Pacific Corp.                                         2,496       76,552
International Paper Co.                                       3,716      160,197
Louisiana-Pacific Corp./(1)/                                  2,977       53,229
MeadWestvaco Corp.                                            2,261       67,265
Weyerhaeuser Co.                                              1,840      117,760
--------------------------------------------------------------------------------
                                                                         475,003
--------------------------------------------------------------------------------

GAS - 0.07%
--------------------------------------------------------------------------------
Peoples Energy Corp.                                          1,052       44,226
Sempra Energy                                                 2,279       68,507
Southwestern Energy Co./(1)/                                  2,100       50,190
--------------------------------------------------------------------------------
                                                                         162,923
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.16%
--------------------------------------------------------------------------------
Baldor Electric Co.                                           1,258       28,745
Black & Decker Corp.                                            817       40,294
Emerson Electric Co.                                          2,688      174,048
Kennametal Inc.                                               1,271       50,522
SPX Corp./(1)/                                                  473       27,817
Stanley Works (The)                                           1,263       47,830
--------------------------------------------------------------------------------
                                                                         369,256
--------------------------------------------------------------------------------

HEALTH CARE - 1.71%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,708   $  115,427
Anthem Inc./(1)/                                              1,652      123,900
Bausch & Lomb Inc.                                              848       44,011
Baxter International Inc.                                     4,395      134,135
Becton, Dickinson & Co.                                       2,160       88,862
Biomet Inc.                                                   2,299       83,707
Boston Scientific Corp./(1)/                                  6,089      223,832
Cerner Corp./(1)/                                               634       23,997
Cerus Corp./(1)/                                                291        1,321
Enzon Pharmaceuticals Inc./(1)/                               1,019       12,228
Express Scripts Inc./(1)/                                     1,106       73,472
Guidant Corp.                                                 2,534      152,547
HCA Inc.                                                      4,937      212,094
Invacare Corp.                                                1,231       49,695
Johnson & Johnson                                            19,837    1,024,779
Laboratory Corp. of America Holdings/(1)/                     2,005       74,085
Medco Health Solutions Inc./(1)/                              1,460       49,625
Medtronic Inc.                                                8,327      404,775
Micro Therapeutics Inc./(1)/                                  1,072        3,463
Oxford Health Plans Inc./(1)/                                 1,062       46,197
Quest Diagnostics Inc./(1)/                                   1,414      103,378
ResMed Inc./(1)/                                                817       33,938
Respironics Inc./(1)/                                           920       41,483
St. Jude Medical Inc./(1)/                                    1,459       89,510
Stryker Corp.                                                 1,659      141,032
Tenet Healthcare Corp./(1)/                                   4,749       76,221
Triad Hospitals Inc./(1)/                                     1,116       37,129
UnitedHealth Group Inc.                                       5,154      299,860
Vital Images Inc./(1)/                                          664       11,846
WellPoint Health Networks Inc./(1)/                           1,637      158,773
Zimmer Holdings Inc./(1)/                                     1,973      138,899
--------------------------------------------------------------------------------
                                                                       4,074,221
--------------------------------------------------------------------------------

HOME BUILDERS - 0.06%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       23          552
Centex Corp.                                                    762       82,029
Champion Enterprises Inc./(1)/                                1,663       11,641
Standard-Pacific Corp.                                        1,183       57,435
--------------------------------------------------------------------------------
                                                                         151,657
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                          2,700       58,401
Libbey Inc.                                                     769       21,901
Maytag Corp.                                                  1,516       42,221
Oneida Ltd.                                                     242        1,425
Whirlpool Corp.                                                 720       52,308
--------------------------------------------------------------------------------
                                                                         176,256
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.12%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                            904       50,642
Clorox Co.                                                    1,570       76,239
Fortune Brands Inc.                                           1,354       96,797
Newell Rubbermaid Inc.                                        2,252       51,278
--------------------------------------------------------------------------------
                                                                         274,956
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

INSURANCE - 1.14%
--------------------------------------------------------------------------------
ACE Ltd.                                                      2,613   $  108,230
AFLAC Inc.                                                    4,024      145,588
Allmerica Financial Corp./(1)/                                1,581       48,647
Allstate Corp. (The)                                          5,119      220,219
Ambac Financial Group Inc.                                      992       68,835
AON Corp.                                                     2,837       67,918
Chubb Corp.                                                   1,419       96,634
CIGNA Corp.                                                   1,385       79,637
Cincinnati Financial Corp.                                    1,577       66,045
Hancock (John) Financial Services Inc.                        2,069       77,587
Hartford Financial Services Group Inc.                        2,230      131,637
Hilb, Rogal & Hamilton Co.                                      684       21,936
Jefferson-Pilot Corp.                                         1,342       67,972
Kansas City Life Insurance Co.                                1,104       51,005
Lincoln National Corp.                                        1,569       63,341
Loews Corp.                                                   1,566       77,439
Marsh & McLennan Companies Inc.                               3,693      176,858
MBIA Inc.                                                     1,260       74,630
MetLife Inc.                                                  5,950      200,336
MGIC Investment Corp.                                           863       49,139
PICO Holdings Inc./(1)/                                       1,017       15,936
Principal Financial Group Inc.                                2,797       92,497
ProAssurance Corp./(1)/                                       1,271       40,863
Progressive Corp. (The)                                       1,636      136,753
Prudential Financial Inc.                                     4,089      170,798
SAFECO Corp.                                                  1,091       42,473
St. Paul Companies Inc.                                       1,930       76,524
Travelers Property Casualty Corp. Class B                     8,282      140,546
UNUMProvident Corp.                                           2,469       38,936
XL Capital Ltd. Class A                                         966       74,913
--------------------------------------------------------------------------------
                                                                       2,723,872
--------------------------------------------------------------------------------

IRON / STEEL - 0.09%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   3,391       44,829
Carpenter Technology Corp.                                      907       26,820
Cleveland-Cliffs Inc./(1)/                                      740       37,703
Nucor Corp.                                                   1,059       59,304
United States Steel Corp.                                     1,278       44,756
--------------------------------------------------------------------------------
                                                                         213,412
--------------------------------------------------------------------------------

LEISURE TIME - 0.08%
--------------------------------------------------------------------------------
Brunswick Corp.                                               1,511       48,095
Harley-Davidson Inc.                                          2,040       96,961
Nautilus Group Inc. (The)                                       681        9,568
Sabre Holdings Corp.                                          1,351       29,168
--------------------------------------------------------------------------------
                                                                         183,792
--------------------------------------------------------------------------------

LODGING - 0.12%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,168       58,131
Hilton Hotels Corp.                                           3,594       61,565
Marriott International Inc. Class A                           2,301      106,306
Starwood Hotels & Resorts Worldwide Inc.                      1,882       67,696
--------------------------------------------------------------------------------
                                                                         293,698
--------------------------------------------------------------------------------

MACHINERY - 0.33%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              2,712   $  225,150
Cummins Inc.                                                    589       28,826
Deere & Co.                                                   1,875      121,969
Dover Corp.                                                   2,353       93,532
Flowserve Corp./(1)/                                          1,364       28,480
Gardner Denver Inc./(1)/                                        697       16,637
Ingersoll-Rand Co. Class A                                    1,504      102,092
Manitowoc Co. Inc. (The)                                      1,020       31,824
NACCO Industries Inc.                                           287       25,681
Robbins & Myers Inc.                                            588       11,166
Rockwell Automation Inc.                                      2,166       77,110
Terex Corp./(1)/                                              1,198       34,119
--------------------------------------------------------------------------------
                                                                         796,586
--------------------------------------------------------------------------------

MANUFACTURERS - 1.65%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                        1,130       65,461
Danaher Corp.                                                 1,461      134,047
Eastman Kodak Co.                                             2,197       56,397
Eaton Corp.                                                     752       81,201
FMC Corp./(1)/                                                1,083       36,963
General Electric Co.                                         67,592    2,094,000
Honeywell International Inc.                                  6,741      225,352
Illinois Tool Works Inc.                                      2,316      194,336
ITT Industries Inc.                                             782       58,032
Pall Corp.                                                    1,949       52,292
Textron Inc.                                                  1,397       79,713
3M Co.                                                        5,235      445,132
Tyco International Ltd.                                      15,829      419,468
--------------------------------------------------------------------------------
                                                                       3,942,394
--------------------------------------------------------------------------------

MANUFACTURING - 0.01%
--------------------------------------------------------------------------------
Kaydon Corp.                                                  1,109       28,657
--------------------------------------------------------------------------------
                                                                          28,657
--------------------------------------------------------------------------------

MEDIA - 1.52%
--------------------------------------------------------------------------------
Acacia Research Corp. -
   Acacia Technologies Group/(1)/                             1,212        6,545
Bankrate Inc./(1)/                                            1,217       15,066
Banta Corp.                                                   1,601       64,840
Clear Channel Communications Inc.                             4,751      222,489
Comcast Corp. Class A/(1)/                                   24,588      808,208
Gannett Co. Inc.                                              2,266      202,037
Insight Communications Co. Inc./(1)/                          1,400       14,434
Knight Ridder Inc.                                              940       72,728
Liberty Media Corp. Class A/(1)/                              5,769       68,593
Lin TV Corp. Class A/(1)/                                     1,351       34,869
LodgeNet Entertainment Corp./(1)/                               851       15,556
McGraw-Hill Companies Inc. (The)                              1,709      119,493
Meredith Corp.                                                1,213       59,207
New York Times Co. Class A                                    1,441       68,865
Pegasus Communications Corp./(1)/                               134        3,763
Spanish Broadcasting System Inc.
   Class A/(1)/                                               1,399       14,689
Time Warner Inc./(1)/                                        34,755      625,242

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

MEDIA (Continued)
--------------------------------------------------------------------------------
Tribune Co.                                                   2,750   $  141,900
Univision Communications Inc. Class A/(1)/                    2,480       98,431
Viacom Inc. Class B                                          13,272      589,011
Walt Disney Co. (The)                                        15,737      367,144
Young Broadcasting Inc. Class A/(1)/                          1,100       22,044
--------------------------------------------------------------------------------
                                                                       3,635,154
--------------------------------------------------------------------------------

MINING - 0.24%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    6,917      262,846
Brush Engineered Materials Inc./(1)/                            881       13,488
Newmont Mining Corp.                                          4,254      206,787
Phelps Dodge Corp./(1)/                                       1,057       80,427
Stillwater Mining Co./(1)/                                    1,830       17,513
--------------------------------------------------------------------------------
                                                                         581,061
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
Global Imaging Systems Inc./(1)/                                666       21,145
HON Industries Inc.                                           1,566       67,839
Pitney Bowes Inc.                                             1,645       66,820
Xerox Corp./(1)/                                              5,524       76,231
--------------------------------------------------------------------------------
                                                                         232,035
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.92%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              869       46,205
Anadarko Petroleum Corp.                                      1,844       94,062
Apache Corp.                                                  1,392      112,891
Atwood Oceanics Inc./(1)/                                       494       15,778
Burlington Resources Inc.                                     1,680       93,038
Cabot Oil & Gas Corp.                                         1,339       39,300
ChevronTexaco Corp.                                           7,779      672,028
ConocoPhillips                                                4,963      325,424
Devon Energy Corp.                                            1,877      107,477
EOG Resources Inc.                                            1,166       53,834
Evergreen Resources Inc./(1)/                                   902       29,324
Exxon Mobil Corp.                                            49,875    2,044,875
Forest Oil Corp./(1)/                                         1,124       32,113
Hanover Compressor Co./(1)/                                   1,200       13,380
Kerr-McGee Corp.                                              1,016       47,234
Kinder Morgan Inc.                                            1,181       69,797
Marathon Oil Corp.                                            3,034      100,395
Nabors Industries Ltd./(1)/                                   1,667       69,180
Noble Corp./(1)/                                              1,478       52,883
Nuevo Energy Co./(1)/                                         1,000       24,170
Occidental Petroleum Corp.                                    3,180      134,323
Penn Virginia Corp.                                             783       43,574
Plains Exploration & Production Co./(1)/                      1,313       20,207
Remington Oil & Gas Corp./(1)/                                  998       19,651
Rowan Companies Inc./(1)/                                     1,475       34,176
SEACOR SMIT Inc./(1)/                                           806       33,876
Spinnaker Exploration Co./(1)/                                1,371       44,242
Stone Energy Corp./(1)/                                         927       39,351
Transocean Inc./(1)/                                          3,576       85,860
Unocal Corp.                                                  2,331       85,851
--------------------------------------------------------------------------------
                                                                       4,584,499
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.21%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             1,806   $   58,081
CARBO Ceramics Inc.                                             968       49,610
FMC Technologies Inc./(1)/                                    1,215       28,309
Halliburton Co.                                               3,516       91,416
Schlumberger Ltd.                                             3,396      185,829
Smith International Inc./(1)/                                 1,256       52,149
Veritas DGC Inc./(1)/                                         2,400       25,152
--------------------------------------------------------------------------------
                                                                         490,546
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
--------------------------------------------------------------------------------
Crown Holdings Inc./(1)/                                      2,829       25,631
Sealed Air Corp./(1)/                                         1,043       56,468
--------------------------------------------------------------------------------
                                                                          82,099
--------------------------------------------------------------------------------

PHARMACEUTICALS - 2.44%
--------------------------------------------------------------------------------
Abbott Laboratories                                          10,650      496,290
Abgenix Inc./(1)/                                             2,206       27,487
Advanced Medical Optics Inc./(1)/                             1,231       24,189
Allergan Inc.                                                   962       73,891
AmerisourceBergen Corp.                                         970       54,465
Amylin Pharmaceuticals Inc./(1)/                                896       19,909
Andrx Group/(1)/                                                810       19,472
Aphton Corp./(1)/                                             1,347        8,082
Bristol-Myers Squibb Co.                                     13,589      388,645
Cardinal Health Inc.                                          3,504      214,305
Celgene Corp./(1)/                                              961       43,264
Columbia Laboratories Inc./(1)/                               1,356        8,543
CV Therapeutics Inc./(1)/                                       368        5,395
Discovery Laboratories Inc./(1)/                              2,541       26,655
Forest Laboratories Inc./(1)/                                 2,594      160,309
Geron Corp./(1)/                                              1,178       11,745
Gilead Sciences Inc./(1)/                                     1,398       81,280
ImClone Systems Inc./(1)/                                       721       28,595
InterMune Inc./(1)/                                             632       14,637
IVAX Corp./(1)/                                               1,730       41,312
King Pharmaceuticals Inc./(1)/                                2,228       33,999
Lilly (Eli) & Co.                                             7,624      536,196
Medarex Inc./(1)/                                             1,566        9,756
MedImmune Inc./(1)/                                           1,942       49,327
Merck & Co. Inc.                                             14,985      692,307
MGI Pharma Inc./(1)/                                          1,024       42,138
Mylan Laboratories Inc.                                       2,227       56,254
Neurocrine Biosciences Inc./(1)/                                457       24,925
NPS Pharmaceuticals Inc./(1)/                                   611       18,782
OSI Pharmaceuticals Inc./(1)/                                   636       20,486
Penwest Pharmaceuticals Co./(1)/                              1,366       23,604
Pfizer Inc.                                                  52,699    1,861,856
Schering-Plough Corp.                                        10,991      191,133
Sepracor Inc./(1)/                                              925       22,135
SICOR Inc./(1)/                                               1,177       32,014
Valeant Pharmaceuticals International                           757       19,039
Watson Pharmaceuticals Inc./(1)/                              1,269       58,374
Wyeth                                                         9,110      386,719
--------------------------------------------------------------------------------
                                                                       5,827,514
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

PIPELINES - 0.04%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      5,109   $   21,867
El Paso Corp.                                                 3,735       30,590
Williams Companies Inc.                                       5,325       52,291
--------------------------------------------------------------------------------
                                                                         104,748
--------------------------------------------------------------------------------

REAL ESTATE - 0.02%
--------------------------------------------------------------------------------
LNR Property Corp.                                              942       46,638
--------------------------------------------------------------------------------
                                                                          46,638
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.39%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                          2,514      145,561
Capital Automotive                                              732       23,424
Capstead Mortgage Corp.                                       1,495       25,086
Chelsea Property Group Inc.                                   2,156      118,170
Correctional Properties Trust                                 2,808       80,870
Equity Office Properties Trust                                4,089      117,150
Friedman, Billings, Ramsey Group, Inc.
   Class A                                                    1,610       37,159
Koger Equity Inc.                                             4,446       93,055
Mid-America Apartment Communities Inc.                        1,991       66,858
Parkway Properties Inc.                                       2,336       97,178
Pennsylvania Real Estate
   Investment Trust                                           1,917       69,588
Winston Hotels Inc.                                           4,230       43,146
--------------------------------------------------------------------------------
                                                                         917,245
--------------------------------------------------------------------------------

RETAIL - 2.59%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,021       25,229
Amazon.com Inc./(1)/                                          1,609       84,698
AutoZone Inc./(1)/                                              767       65,356
Bed Bath & Beyond Inc./(1)/                                   2,327      100,875
Best Buy Co. Inc.                                             2,418      126,316
BJ's Wholesale Club Inc./(1)/                                 1,579       36,254
CarMax Inc./(1)/                                              1,102       34,085
Cato Corp. Class A                                              890       18,245
Charming Shoppes Inc./(1)/                                    2,916       15,746
Christopher & Banks Corp.                                     1,041       20,331
Circuit City Stores Inc.                                      2,699       27,341
Coach Inc./(1)/                                               1,816       68,554
CVS Corp.                                                     3,485      125,878
Darden Restaurants Inc.                                       1,895       39,871
Deb Shops Inc.                                                  805       17,308
Dillards Inc. Class A                                         1,696       27,916
Dollar General Corp.                                          2,901       60,892
Dollar Tree Stores Inc./(1)/                                  1,327       39,890
Duane Reade Inc./(1)/                                           909       15,380
eBay Inc./(1)/                                                4,380      282,904
Family Dollar Stores Inc.                                     1,582       56,762
Federated Department Stores Inc.                              1,606       75,691
Fred's Inc.                                                   1,143       35,410
Gap Inc. (The)                                                6,588      152,907
Guitar Center Inc./(1)/                                         832       27,107
Home Depot Inc.                                              15,968      566,704
Kohls Corp./(1)/                                              2,220       99,767
Limited Brands Inc.                                           4,422   $   79,729
Linens 'n Things Inc./(1)/                                    1,155       34,742
Lithia Motors Inc. Class A                                      584       14,723
Longs Drug Stores Corp.                                       1,291       31,939
Lowe's Companies Inc.                                         5,551      307,470
May Department Stores Co. (The)                               2,494       72,501
McDonald's Corp.                                             10,108      250,982
Men's Wearhouse Inc. (The)/(1)/                               1,023       25,585
Michaels Stores Inc.                                            856       37,835
Nordstrom Inc.                                                1,444       49,529
Office Depot Inc./(1)/                                        3,165       52,887
Outback Steakhouse Inc.                                       1,155       51,063
Payless ShoeSource Inc./(1)/                                  1,164       15,598
Penney (J.C.) Co. Inc. (Holding Co.)                          2,090       54,925
Priceline.com Inc./(1)/                                         474        8,485
RadioShack Corp.                                              1,759       53,966
Sears, Roebuck and Co.                                        2,201       100,12
Sonic Automotive Inc.                                           813       18,634
Sports Resorts International Inc./(1)/                        1,990       10,288
Staples Inc./(1)/                                             4,311      117,690
Starbucks Corp./(1)/                                          3,308      109,362
Target Corp.                                                  6,874      263,962
Tiffany & Co.                                                 1,631       73,721
TJX Companies Inc.                                            4,087       90,118
Toys R Us Inc./(1)/                                           2,975       37,604
Tweeter Home Entertainment Group Inc./(1)/                    1,227       11,595
Walgreen Co.                                                  7,237      263,282
Wal-Mart Stores Inc.                                         29,059    1,541,580
Wendy's International Inc.                                    1,286       50,463
Whitehall Jewellers Inc./(1)/                                   511        5,044
Yum! Brands Inc./(1)/                                         2,924      100,586
--------------------------------------------------------------------------------
                                                                       6,183,428
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.47%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              2,927       43,612
Agere Systems Inc. Class B/(1)/                              13,168       38,187
Altera Corp./(1)/                                             2,785       63,220
Analog Devices Inc.                                           2,467      112,619
Applied Materials Inc./(1)/                                  12,524      281,164
Applied Micro Circuits Corp./(1)/                             2,711       16,212
Atmel Corp./(1)/                                              2,729       16,401
Broadcom Corp. Class A/(1)/                                   2,274       77,521
Brooks Automation Inc./(1)/                                     772       18,659
Conexant Systems Inc./(1)/                                    6,086       30,247
Credence Systems Corp./(1)/                                   1,690       22,240
Cree Inc./(1)/                                                1,164       20,591
GlobespanVirata Inc./(1)/                                     2,059       12,107
Integrated Circuit Systems Inc./(1)/                            572       16,296
Integrated Device Technology Inc./(1)/                        1,040       17,857
Intel Corp.                                                  43,910    1,413,902
International Rectifier Corp./(1)/                              432       21,345
Intersil Corp. Class A                                          665       16,525
KLA-Tencor Corp./(1)/                                         1,317       77,268
Lam Research Corp./(1)/                                       1,068       34,496

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
--------------------------------------------------------------------------------
Lattice Semiconductor Corp./(1)/                              1,080   $   10,454
Linear Technology Corp.                                       2,096       88,179
LSI Logic Corp./(1)/                                          2,669       23,674
Maxim Integrated Products Inc.                                2,051      102,140
Microchip Technology Inc.                                     1,250       41,700
Micron Technology Inc./(1)/                                   4,246       57,194
Mykrolis Corp./(1)/                                           1,254       20,164
National Semiconductor Corp./(1)/                             1,652       65,105
Novellus Systems Inc./(1)/                                    1,152       48,442
NVIDIA Corp./(1)/                                             1,121       26,063
ON Semiconductor Corp./(1)/                                   4,208       27,142
QLogic Corp./(1)/                                               768       39,629
Rambus Inc./(1)/                                                854       26,218
Silicon Laboratories Inc./(1)/                                  542       23,425
Skyworks Solutions Inc./(1)/                                  1,345       11,702
Teradyne Inc./(1)/                                            1,579       40,186
Texas Instruments Inc.                                       13,145      386,200
TriQuint Semiconductor Inc./(1)/                              2,443       17,272
Vitesse Semiconductor Corp./(1)/                              2,351       13,800
Xilinx Inc./(1)/                                              2,343       90,768
--------------------------------------------------------------------------------
                                                                       3,509,926
--------------------------------------------------------------------------------

SOFTWARE - 1.88%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            1,885       74,081
Akamai Technologies Inc./(1)/                                 2,269       24,392
Ariba Inc./(1)/                                               2,959        8,877
Automatic Data Processing Inc.                                4,233      167,669
BEA Systems Inc./(1)/                                         2,610       32,103
BMC Software Inc./(1)/                                        2,212       41,254
Borland Software Corp./(1)/                                   1,445       14,060
Cadence Design Systems Inc./(1)/                              1,943       34,935
Certegy Inc.                                                  1,201       39,393
CheckFree Corp./(1)/                                            390       10,784
Citrix Systems Inc./(1)/                                      1,574       33,385
Computer Associates International Inc.                        4,780      130,685
Compuware Corp./(1)/                                          4,480       27,059
EarthLink Inc./(1)/                                           1,378       13,780
Electronic Arts Inc./(1)/                                     2,153      102,870
First Data Corp.                                              5,307      218,065
Fiserv Inc./(1)/                                              1,919       75,820
IMPAC Medical Systems Inc./(1)/                                 539       13,777
IMS Health Inc.                                               2,213       55,015
Inter-Tel Inc.                                                  788       19,684
Intuit Inc./(1)/                                              1,653       87,460
Macromedia Inc./(1)/                                            629       11,221
Manhattan Associates Inc./(1)/                                  635       17,551
Mercury Interactive Corp./(1)/                                  978       47,570
Microsoft Corp.                                              73,245    2,017,167
NetIQ Corp./(1)/                                              1,095       14,509
Network Associates Inc./(1)/                                  1,298       19,522
NIC Inc./(1)/                                                 3,561       28,595
Novell Inc./(1)/                                              3,779       39,755
Oracle Corp./(1)/                                            35,985      475,002
PalmSource Inc./(1)/                                            471       10,263
PeopleSoft Inc./(1)/                                          3,003   $   68,468
Per-Se Technologies Inc./(1)/                                 1,424       21,730
Pinnacle Systems Inc./(1)/                                    1,321       11,268
Roxio Inc./(1)/                                                 992        4,752
SAFLINK Corp./(1)/                                            5,650       15,142
Siebel Systems Inc./(1)/                                      4,636       64,301
Symantec Corp./(1)/                                           2,302       79,764
Take-Two Interactive Software Inc./(1)/                         828       23,855
Total System Services Inc.                                    1,319       41,060
Vignette Corp./(1)/                                           4,086        9,275
Vitria Technology Inc./(1)/                                     365        2,592
Websense Inc./(1)/                                              669       19,562
Yahoo! Inc./(1)/                                              4,553      205,659
--------------------------------------------------------------------------------
                                                                       4,473,731
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.39%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                              3,613       10,731
Andrew Corp./(1)/                                             3,309       38,087
Avaya Inc./(1)/                                               4,601       59,537
CIENA Corp./(1)/                                              5,047       33,512
Comverse Technology Inc./(1)/                                 1,999       35,162
JDS Uniphase Corp./(1)/                                      11,585       42,285
Motorola Inc.                                                17,804      250,502
QUALCOMM Inc.                                                 5,501      296,669
RF Micro Devices Inc./(1)/                                    2,494       25,065
Scientific-Atlanta Inc.                                       1,712       46,738
Sonus Networks Inc./(1)/                                      3,491       26,392
Tellabs Inc./(1)/                                             3,732       31,461
Terayon Communication Systems Inc./(1)/                       4,426       19,917
Tollgrade Communications Inc./(1)/                              600       10,518
--------------------------------------------------------------------------------
                                                                         926,576
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.68%
--------------------------------------------------------------------------------
Aether Systems Inc./(1)/                                      1,136        5,396
AT&T Wireless Services Inc./(1)/                             20,125      160,799
Avocent Corp./(1)/                                              802       29,289
C-COR.net Corp./(1)/                                          1,187       13,211
Charter Communications Inc. Class A/(1)/                      7,316       29,410
Corning Inc./(1)/                                            11,558      120,550
Dobson Communications Corp. Class A/(1)/                      2,587       16,997
EchoStar Communications Corp./(1)/                            2,070       70,380
Emulex Corp./(1)/                                               880       23,478
InterDigital Communications Corp./(1)/                          735       15,170
Intrado Inc./(1)/                                             1,249       27,416
MRV Communications Inc./(1)/                                  4,770       17,935
Nextel Communications Inc. Class A/(1)/                       7,847      220,187
Price Communications Corp./(1)/                               1,422       19,524
Qwest Communications International Inc./(1)/                 11,056       47,762
Sprint Corp. (PCS Group)/(1)/                                 7,319       41,133
United Online Inc./(1)/                                         568        9,537
Verizon Communications Inc.                                  20,553      720,999
WebEx Communications Inc./(1)/                                  708       14,231
Western Wireless Corp. Class A/(1)/                           1,278       23,464
--------------------------------------------------------------------------------
                                                                       1,626,868
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

TELEPHONE - 0.62%
--------------------------------------------------------------------------------
Alltel Corp.                                                 2,374   $   110,581
AT&T Corp.                                                   5,795       117,639
BellSouth Corp.                                             14,003       396,285
CenturyTel Inc.                                              1,740        56,759
SBC Communications Inc.                                     24,989       651,463
Sprint Corp. (FON Group)                                     7,335       120,441
Telephone & Data Systems Inc.                                  581        36,342
--------------------------------------------------------------------------------
                                                                       1,489,510
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                 1,538        77,100
G&K Services Inc. Class A                                    1,121        41,197
UniFirst Corp.                                               1,540        36,513
--------------------------------------------------------------------------------
                                                                         154,810
--------------------------------------------------------------------------------

TOBACCO - 0.36%
--------------------------------------------------------------------------------
Altria Group Inc.                                           13,684       744,683
R.J. Reynolds Tobacco Holdings Inc.                            889        51,695
UST Inc.                                                     1,635        58,353
--------------------------------------------------------------------------------
                                                                         854,731
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                              862        16,895
Hasbro Inc.                                                  2,452        52,179
Mattel Inc.                                                  2,833        54,592
--------------------------------------------------------------------------------
                                                                         123,666
--------------------------------------------------------------------------------

TRANSPORTATION - 0.56%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                            967        30,354
Burlington Northern Santa Fe Corp.                           2,834        91,680
CSX Corp.                                                    1,811        65,087
Dollar Thrifty Automotive Group Inc./(1)/                    1,000        25,940
EGL Inc./(1)/                                                1,600        28,096
FedEx Corp.                                                  2,349       158,558
Hunt (J.B.) Transport Services Inc./(1)/                     1,834        49,536
Kansas City Southern Industries Inc./(1)/                    2,135        30,573
Norfolk Southern Corp.                                       2,814        66,551
Overseas Shipholding Group Inc.                              1,258        42,835
SCS Transportation Inc./(1)/                                   850        14,943
Union Pacific Corp.                                          1,579       109,709
United Parcel Service Inc. Class B                           7,439       554,577
USF Corp.                                                      896        30,634
Yellow Roadway Corp./(1)/                                      950        34,362
--------------------------------------------------------------------------------
                                                                       1,333,435
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
--------------------------------------------------------------------------------
GATX Corp.                                                     819        22,916
--------------------------------------------------------------------------------
                                                                          22,916
--------------------------------------------------------------------------------

WATER - 0.02%
--------------------------------------------------------------------------------
Middlesex Water Co.                                          2,409        48,909
--------------------------------------------------------------------------------
                                                                          48,909
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $76,476,838)                                                   87,351,723
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS--12.15%

AUSTRALIA--0.60%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                           26,790   $   246,054
Coles Myer Ltd.                                             11,370        64,764
Coles Myer Ltd. ADR                                          2,154        97,792
Commonwealth Bank of Australia                               9,097       201,854
National Australia Bank Ltd.                                   452        10,200
National Australia Bank Ltd. ADR                             1,547       173,341
News Corp. Ltd.                                              3,553        32,097
News Corp. Ltd. ADR                                          1,839        66,388
Rio Tinto PLC ADR                                            1,334       148,488
Westpac Banking Corp.                                        1,989        23,963
Westpac Banking Corp. ADR                                    3,428       207,120
Woolworths Ltd.                                             17,671       157,108
--------------------------------------------------------------------------------
                                                                       1,429,169
--------------------------------------------------------------------------------

BELGIUM - 0.13%
--------------------------------------------------------------------------------
Electrabel SA                                                  499       156,850
Fortis                                                       7,732       155,459
--------------------------------------------------------------------------------
                                                                         312,309
--------------------------------------------------------------------------------

DENMARK - 0.10%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                         2,986       122,307
TDC A/S ADR                                                  5,683       103,203
--------------------------------------------------------------------------------
                                                                         225,510
--------------------------------------------------------------------------------

FINLAND - 0.26%
--------------------------------------------------------------------------------
Nokia OYJ                                                    8,565       148,115
Nokia OYJ ADR                                                5,571        94,707
Outokumpu OYJ                                                1,378        18,720
Rautaruukki OYJ/(1)/                                        16,680       122,870
Stora Enso OYJ Class R                                         806        10,858
TietoEnator OYJ                                              1,214        33,229
Uponor OYJ                                                   6,358       200,492
--------------------------------------------------------------------------------
                                                                         628,991
--------------------------------------------------------------------------------

FRANCE - 1.21%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                          8,456       108,660
Autoroutes du Sud de la France SA                            4,468       149,910
Aventis SA ADR                                               4,046       268,088
AXA ADR                                                      8,435       181,099
BNP Paribas SA                                               3,111       195,889
Carrefour SA                                                 1,881       103,256
Compagnie de Saint-Gobain SA                                 2,111       103,340
France Telecom SA/(1)/                                       3,262        93,235
France Telecom SA ADR/(1)/                                   1,356        38,768
Groupe Danone                                                  423        69,042
Lafarge SA                                                     996        88,695
L'Air Liquide SA                                               465        82,114
L'Oreal SA                                                     963        78,954
LVMH Moet Hennessy Louis Vuitton SA                          2,139       155,676
PSA Peugeot Citroen                                          1,574        80,209
Renault SA                                                   1,110        76,585

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

FRANCE (Continued)
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                          1,202   $   90,514
Schneider Electric SA                                         1,326       86,805
Societe Generale Class A                                      1,455      128,469
STMicroelectronics NV                                         2,254       61,126
Suez SA                                                       4,212       84,633
Total SA                                                        286       53,174
Total SA ADR                                                  4,234      391,687
Vivendi Universal SA/(1)/                                     3,263       79,311
Vivendi Universal SA ADR/(1)/                                 1,492       36,226
--------------------------------------------------------------------------------
                                                                       2,885,465
--------------------------------------------------------------------------------

GERMANY - 0.81%
--------------------------------------------------------------------------------
Allianz AG                                                      958      120,934
BASF AG                                                       2,371      133,324
Bayer AG                                                      3,450      101,045
DaimlerChrysler AG                                            4,553      210,440
Deutsche Bank AG                                              2,524      209,166
Deutsche Telekom AG/(1)/                                      1,053       19,272
Deutsche Telekom AG ADR/(1)/                                  8,004      145,113
E.ON AG                                                       4,392      286,632
Muenchener Rueckversicherungs-
  Gesellschaft AG                                               527       63,894
RWE AG                                                        2,668      105,569
SAP AG                                                          326       54,751
SAP AG ADR                                                    2,437      101,282
Schering AG                                                   1,975      100,020
Siemens AG                                                    3,425      274,328
--------------------------------------------------------------------------------
                                                                       1,925,770
--------------------------------------------------------------------------------

HONG KONG - 0.24%
--------------------------------------------------------------------------------
Bank of East Asia Ltd.                                       33,400      102,606
Cheung Kong (Holdings) Ltd.                                  13,000      103,399
CLP Holdings Ltd.                                             7,000       33,361
Hang Seng Bank Ltd.                                             900       11,824
Hong Kong & China Gas Co. Ltd.                               47,300       72,197
Hongkong Electric Holdings Ltd.                               8,000       31,635
Sun Hung Kai Properties Ltd.                                 12,000       99,310
Swire Pacific Ltd. Class A                                   12,000       74,038
Wharf Holdings Ltd.                                          15,000       41,540
--------------------------------------------------------------------------------
                                                                         569,910
--------------------------------------------------------------------------------

IRELAND - 0.09%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    3,923      124,555
Bank of Ireland                                               6,979       95,248
--------------------------------------------------------------------------------
                                                                         219,803
--------------------------------------------------------------------------------

ITALY - 0.50%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                    2,418       64,049
Banca Intesa SpA                                             25,101       98,150
Benetton Group SpA ADR                                        4,882      112,628
ENI-Ente Nazionale Idrocarburi SpA                            1,976       37,287
ENI-Ente Nazionale Idrocarburi SpA ADR                        1,560      148,169
Fiat SpA/(1)/                                                 4,063       31,159
Fiat SpA ADR                                                  4,478       34,660
Sanpaolo IMI SpA ADR                                          5,997   $  155,502
Seat Pagine Gaille SpA/(1)/                                  42,325       40,307
Telecom Italia Media SpA/(1)/                                98,654       49,028
Telecom Italia Mobile SpA                                     9,763       53,076
Telecom Italia SpA/(1)/                                      33,452       99,157
Unicredito Italiano SpA                                      50,787      274,178
--------------------------------------------------------------------------------
                                                                       1,197,350
--------------------------------------------------------------------------------

JAPAN - 2.54%
--------------------------------------------------------------------------------
Ajinomoto Co. Inc.                                            5,000       57,525
Bridgestone Corp.                                             4,000       53,784
Canon Inc. ADR                                                3,272      155,878
Chubu Electric Power Co. Inc.                                 2,900       60,479
Dai Nippon Printing Co. Ltd.                                  7,000       98,302
Daiwa Securities Group Inc.                                  14,000       95,232
East Japan Railway Co.                                           21       98,955
Fuji Photo Film Co. Ltd. ADR                                  2,462       80,754
Hitachi Ltd. ADR                                              1,460       87,702
Honda Motor Co. Ltd.                                            600       26,649
Honda Motor Co. Ltd. ADR                                      5,418      121,905
Ito-Yokado Co. Ltd.                                           2,842       89,368
Ito-Yokado Co. Ltd. ADR/(2)/                                    159        3,797
Japan Airlines System Corp. ADR                               7,202       93,626
Kansai Electric Power Co. Inc.                                2,600       45,561
Kao Corp.                                                     2,000       40,683
Kirin Brewery Co. Ltd. ADR                                   23,264      199,838
Kubota Corp. ADR                                              7,268      152,265
Kyocera Corp. ADR                                             1,046       70,082
Makita Corp.                                                 10,000      100,121
Makita Corp. ADR                                              3,040       30,288
Matsushita Electric Industrial
   Co. Ltd.                                                   1,000       13,829
Matsushita Electric Industrial
   Co. Ltd. ADR                                               7,599      105,930
Millea Holdings Inc. ADR                                      3,608      243,179
Mitsubishi Corp. ADR                                          7,259      154,980
Mitsubishi Estate Co. Ltd.                                   11,000      104,283
Mitsubishi Heavy Industries Ltd.                             22,000       61,174
Mitsubishi Tokyo Financial Group Inc.                            16      124,811
Mitsui & Co. Ltd. ADR                                           980      155,820
Mitsui Sumitomo Insurance Co. Ltd.                            8,000       65,690
Mizuho Financial Group Inc./(1)/                                 33      100,075
Murata Manufacturing Co. Ltd.                                 1,200       64,832
NEC Corp. ADR                                                11,218       84,236
Nikko Cordial Corp.                                          13,000       72,418
Nintendo Co. Ltd.                                               700       65,317
Nippon Oil Corp.                                             16,000       81,515
Nippon Steel Corp.                                           39,000       83,699
Nippon Telegraph & Telephone
   Corp. ADR                                                  6,022      147,900
Nissan Motor Co. Ltd.                                           900       10,279
Nissan Motor Co. Ltd. ADR                                     4,959      111,379
Nomura Holdings Inc.                                          8,000      136,232
NTT DoCoMo Inc.                                                  61      138,313
Oki Electric Industry Co. Ltd./(1)/                          80,000      312,774

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Pioneer Corp. ADR                                             4,237   $  119,356
Ricoh Corp. Ltd. ADR                                          1,092      107,835
Rohm Co. Ltd.                                                   600       70,318
Secom Co. Ltd.                                                2,000       74,648
Seven-Eleven Japan Co. Ltd.                                   2,000       60,651
Sharp Corp.                                                   6,000       94,672
Shin-Etsu Chemical Co. Ltd.                                   1,900       77,652
Sony Corp.                                                    1,400       48,465
Sony Corp. ADR                                                1,998       69,271
Sumitomo Mitsui Financial Group Inc.                             19      101,232
Takeda Chemical Industries Ltd.                               3,100      122,936
Takefuji Corp.                                                  890       41,606
Tohoku Electric Power Co. Inc.                                3,500       58,034
Tokyo Electric Power Co. Inc. (The)                           4,100       89,904
Tokyo Electron Ltd.                                           1,100       83,550
Tokyo Gas Co. Ltd.                                           18,000       64,160
Toshiba Corp.                                                20,000       75,767
Toyota Motor Corp.                                            2,400       81,067
Toyota Motor Corp. ADR                                        3,637      250,044
UFJ Holdings Inc./(1)/                                           20       96,109
Yamanouchi Pharmaceutical Co. Ltd.                            2,200       68,359
--------------------------------------------------------------------------------
                                                                       6,057,095
--------------------------------------------------------------------------------

NETHERLANDS - 0.64%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                       8,148      191,315
Aegon NV ADR                                                  4,753       70,344
Akzo Nobel NV ADR                                             2,640      100,848
ING Groep NV                                                  3,555       82,911
ING Groep NV ADR                                              3,618       84,697
Koninklijke Ahold NV/(1)/                                     1,360       10,361
Koninklijke Ahold NV ADR/(1)/                                 6,465       50,168
Koninklijke KPN NV/(1)/                                       9,968       76,948
Koninklijke Philips Electronics NV                            1,196       34,924
Koninklijke Philips Electronics NV NY                         4,729      137,567
Reed Elsevier NV ADR                                          4,916      121,671
Royal Dutch Petroleum Co.                                     8,175      431,022
Unilever NV CVA                                               2,168      141,789
--------------------------------------------------------------------------------
                                                                       1,534,565
--------------------------------------------------------------------------------

NEW ZEALAND - 0.03%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                         2,178       61,529
--------------------------------------------------------------------------------
                                                                          61,529
--------------------------------------------------------------------------------

NORWAY - 0.05%
--------------------------------------------------------------------------------
DNB NOR ASA                                                  18,782      125,352
--------------------------------------------------------------------------------
                                                                         125,352
--------------------------------------------------------------------------------

PANAMA - 0.09%
--------------------------------------------------------------------------------
Carnival Corp.                                                5,204      206,755
--------------------------------------------------------------------------------
                                                                         206,755
--------------------------------------------------------------------------------

PORTUGAL - 0.07%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         35,196       78,578
Portugal Telecom SGPS SA                                      8,527   $   85,829
--------------------------------------------------------------------------------
                                                                         164,407
--------------------------------------------------------------------------------

SINGAPORE - 0.09%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                   10,000       10,187
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                1,089       10,966
Haw Par Corp. Ltd.                                           60,081      157,782
United Overseas Bank Ltd.                                     5,000       38,862
--------------------------------------------------------------------------------
                                                                         217,797
--------------------------------------------------------------------------------

SPAIN - 0.48%
--------------------------------------------------------------------------------
Altadis SA                                                    3,804      107,959
Antena 3 Television SA/(1)/                                   1,586       69,898
Banco Bilbao Vizcaya
   Argentaria SA                                              3,466       47,872
Banco Bilbao Vizcaya
   Argentaria SA ADR                                          8,683      120,260
Banco Santander Central
   Hispano SA ADR                                            25,209      302,760
Iberdrola SA                                                  5,442      107,563
Repsol YPF SA                                                 2,454       47,854
Repsol YPF SA ADR                                             5,256      102,755
Telefonica SA                                                 4,337       63,676
Telefonica SA ADR                                             4,032      178,174
--------------------------------------------------------------------------------
                                                                       1,148,771
--------------------------------------------------------------------------------

SWEDEN - 0.23%
--------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                   1,079       25,643
Hoganas AB Class B                                            5,606      119,984
Nordea AB                                                     7,836       58,808
Securitas AB Class B                                          2,542       34,269
SSAB Svenskt Stal AB Series A                                 5,278       94,259
SSAB Svenskt Stal AB Series B                                 5,413       92,909
Svenska Cellulosa AB Class B                                    398       16,262
Telefonaktiebolaget LM
   Ericsson AB ADR/(1)/                                       2,312       40,922
Telefonaktiebolaget LM
   Ericsson Class B/(1)/                                     39,271       70,407
--------------------------------------------------------------------------------
                                                                         553,463
--------------------------------------------------------------------------------

SWITZERLAND - 0.89%
--------------------------------------------------------------------------------
Adecco SA ADR                                                 6,256      100,784
Compagnie Financiere Richemont AG                             3,159       75,862
Credit Suisse Group                                           5,673      207,563
Lonza Group AG - Registered                                   4,110      236,281
Nestle SA                                                     1,397      349,038
Novartis AG                                                   8,148      369,929
Roche Holding AG - Genusschein                                2,695      271,843
Swiss Re                                                        868       58,604
UBS AG - Registered                                           4,697      321,679
Zurich Financial Services AG/(1)/                               977      140,615
--------------------------------------------------------------------------------
                                                                       2,132,198
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

UNITED KINGDOM - 3.10%
--------------------------------------------------------------------------------
AstraZeneca PLC                                             1,739   $     83,430
AstraZeneca PLC ADR                                         5,300        256,414
Aviva PLC                                                  11,291         99,092
BAA PLC                                                    10,837         96,272
Barclays PLC/(3)/                                           1,145         10,213
Barclays PLC ADR/(3)/                                       6,340        230,459
BG Group PLC                                               32,487        166,764
BHP Billiton PLC                                           17,365        151,699
BP PLC                                                     56,199        455,739
BP PLC ADR                                                  4,878        240,729
British American Tobacco PLC                               14,100        194,357
British Sky Broadcasting Group
   PLC ADR/(1)/                                             2,090        106,465
British Telecom PLC ADR                                     3,066        104,919
BT Group PLC                                                3,383         11,401
Cadbury Schweppes PLC ADR                                   6,075        181,582
Centrica PLC                                               28,125        106,234
Compass Group PLC                                          26,995        183,635
Diageo PLC ADR                                              4,633        244,900
GlaxoSmithKline PLC                                         1,903         43,605
GlaxoSmithKline PLC ADR                                    10,144        472,913
GUS PLC                                                     7,001         96,942
Hanson PLC ADR                                              4,693        171,295
HBOS PLC                                                   16,633        215,426
Hong Kong & Shanghai Banking ADR                            1,585        124,930
HSBC Holdings PLC                                          29,432        462,598
Imperial Tobacco Group PLC                                  6,024        118,623
Kesa Electricals PLC                                       10,525         48,469
Kingfisher PLC                                             19,064         95,045
Lloyds TSB Group PLC                                       20,955        168,056
Marks & Spencer Group PLC                                  12,483         64,581
National Grid Transco PLC                                  14,061        100,748
Pearson PLC                                                 7,193         80,092
Prudential Corp. PLC                                        8,569         72,442
Reckitt Benckiser PLC                                       3,907         88,406
Reed International PLC                                     11,558         96,677
Reuters Group PLC                                           5,469         23,007
Reuters Group PLC ADR                                       1,502         38,121
Rio Tinto PLC                                               1,088         30,053
Royal Bank of Scotland Group PLC                           11,074        326,305
Scottish & Southern Energy PLC                              8,551        103,020
Scottish Power PLC                                         15,240        101,557
Shell Transport & Trading Co. PLC                          35,223        261,991
Tesco PLC                                                  35,282        162,795
Unilever PLC                                               13,800        128,646
Vodafone Group PLC                                        118,581        294,005
Vodafone Group PLC ADR                                     14,928        373,797
WPP Group PLC                                               9,416         92,455
--------------------------------------------------------------------------------
                                                                       7,380,904
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,563,822)                                                   28,977,113
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $103,040,660)                                                $116,328,836
--------------------------------------------------------------------------------

                                                        Shares or
Security                                                Principal          Value
--------------------------------------------------------------------------------

PREFERRED STOCKS--0.05%

AUSTRALIA - 0.05%
--------------------------------------------------------------------------------
News Corp. Ltd. (The)                                      16,358   $    123,249
--------------------------------------------------------------------------------
                                                                         123,249
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $107,505)                                                         123,249
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 49.63%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   6.25%, 05/15/30                                    $   510,000        588,532
   8.00%, 11/15/21                                        565,000        763,059
  10.75%, 08/15/05                                        900,000      1,031,555
U.S. Treasury Notes
   1.13%, 06/30/05                                      2,310,000      2,297,637
   1.50%, 02/28/05                                      9,165,000      9,186,125
   1.63%, 01/31/05                                      3,490,000      3,503,496
   1.63%, 03/31/05                                      1,740,000      1,745,982
   1.63%, 04/30/05                                      3,630,000      3,640,919
   1.88%, 11/30/05                                      2,185,000      2,189,097
   2.00%, 08/31/05                                      2,365,000      2,380,242
   2.00%, 05/15/06                                      3,325,000      3,325,648
   3.25%, 08/15/07                                      4,665,000      4,758,482
   3.25%, 08/15/08                                      1,875,000      1,886,426
   3.38%, 11/15/08                                      1,185,000      1,194,397
   3.50%, 11/15/06                                      2,125,000      2,196,470
   3.88%, 02/15/13                                      4,895,000      4,791,745
   4.00%, 11/15/12                                      4,700,000      4,654,838
   4.38%, 05/15/07                                      2,480,000      2,626,184
   4.75%, 11/15/08                                      5,570,000      5,962,947
   4.88%, 02/15/12                                      2,300,000      2,435,842
   5.00%, 02/15/11                                      1,610,000      1,729,051
   5.00%, 08/15/11                                      5,780,000      6,185,502
   5.50%, 05/15/09                                        395,000        439,268
   5.63%, 05/15/08                                     10,200,000     11,298,887
   5.75%, 11/15/05                                      7,635,000      8,197,486
   5.75%, 08/15/10                                      1,100,000      1,233,375
   6.00%, 08/15/09                                      1,220,000      1,381,888
   6.13%, 08/15/07                                      2,630,000      2,943,443
   6.50%, 10/15/06                                      8,190,000      9,122,571
   6.75%, 05/15/05                                      8,235,000      8,828,175
   6.88%, 05/15/06                                      2,690,000      2,990,419
   7.00%, 07/15/06                                      2,530,000      2,833,896
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $116,979,224)                                                 118,343,584
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--34.12%

MONEY MARKET FUNDS - 17.73%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        29,767,584     29,767,584

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
Security                                                 Principal         Value
--------------------------------------------------------------------------------

MONEY MARKET FUNDS (Continued)
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                          9,990,753   $ 9,990,753
BlackRock Temp Cash
   Money Market Fund/(4)/                                  358,219       358,219
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                    2,158,600     2,158,600
--------------------------------------------------------------------------------
                                                                      42,275,156
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 7.40%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                              $  454,125       454,099
   1.12%, 09/15/04/(4)(5)/                                 908,250       908,187
   1.13%, 10/12/04/(4)(5)/                                 454,125       454,090
   1.20%, 08/23/04/(4)(5)/                                 454,125       454,375
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                 908,250       908,216
   1.11%, 04/19/04/(4)(5)/                                 399,630       399,624
   1.16%, 07/15/04/(4)(5)/                                 454,125       454,213
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                 908,250       908,199
   1.24%, 08/09/04/(4)/                                    227,063       227,042
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                 454,125       454,125
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                    908,250       908,250
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    181,650       181,650
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                 980,910       980,802
   1.12%, 08/16/04/(4)(5)/                                 227,063       227,042
   1.13%, 05/17/04/(4)/                                    454,125       454,117
   1.14%, 04/13/04/(4)/                                    454,125       454,119
Links Finance LLC
   1.10%, 06/28/04/(4)/                                    454,125       454,081
   1.10%, 07/20/04/(4)/                                    363,300       363,260
   1.11%, 03/29/04/(4)/                                    454,125       454,125
   1.14%, 05/04/04/(4)/                                    454,125       454,118
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                 681,188       681,188
   1.17%, 12/28/04/(4)(5)/                                 908,250       908,250
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                    454,125       454,125
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                    908,250       908,112
   1.10%, 07/20/04/(4)/                                    454,125       454,075
   1.13%, 07/01/04/(4)/                                    454,125       454,070
   1.24%, 08/06/04/(4)/                                    227,063       227,049
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                 272,475       272,427
   1.10%, 07/06/04/(4)(5)/                                 272,475       272,461
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                 454,125       454,061

Security                                                 Principal         Value
--------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                              $  454,125   $   454,080
   1.12%, 04/20/04/(4)(5)/                                 454,125       454,125
   1.12%, 11/15/04/(4)(5)/                                 544,950       544,950
   1.13%, 07/06/04/(4)(5)/                                 544,950       544,924
--------------------------------------------------------------------------------
                                                                      17,637,631
--------------------------------------------------------------------------------

TIME DEPOSITS - 2.76%
--------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                    908,250       908,139
Bank of New York
   1.39%, 11/01/04/(4)/                                    908,250       908,175
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                    681,188       681,136
   1.42%, 10/29/04/(4)/                                    681,188       681,230
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                    681,188       681,110
   1.40%, 10/29/04/(4)/                                    908,250       908,232
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  1,135,313     1,135,313
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                    681,188       681,131
--------------------------------------------------------------------------------
                                                                       6,584,466
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.66%
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                  2,724,751     2,724,751
Merrill Lynch
   0.98%, 01/02/04/(4)/                                    908,250       908,250
   0.98%, 01/02/04/(4)/                                    908,250       908,250
   1.00%, 01/02/04/(4)/                                  1,816,501     1,816,501
--------------------------------------------------------------------------------
                                                                       6,357,752
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.64%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                    454,125       454,056
   1.09%, 01/09/04/(4)/                                    454,125       454,029
   1.10%, 01/20/04/(4)/                                    454,125       453,875
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                    454,125       454,056
   1.09%, 01/20/04/(4)/                                    454,125       453,878
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                    272,475       272,384
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                    454,125       453,836
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                    908,250       907,865
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                    999,075       998,714
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                                    817,425       817,178
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                    571,934       571,869
--------------------------------------------------------------------------------
                                                                       6,291,740
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal       Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.93%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                               $  681,188   $    678,337
   1.28%, 08/19/04/(4)/                                  363,300        360,329
Federal National
   Mortgage Association
   1.28%, 08/20/04/(4)/                                1,180,725      1,171,029
-------------------------------------------------------------------------------
                                                                      2,209,695
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $81,356,440)                                                  81,356,440
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 132.58%
(Cost $301,483,829)                                                 316,152,109
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (32.58%)                           (77,696,904)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $238,455,205
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the board of trustees. See note 1.
/(3)/ Issuer is an affiliate of the master portfolio's investment advisor. See note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under rule 144a of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 64.45%

U.S. COMMON STOCKS - 48.85%

ADVERTISING - 0.13%
--------------------------------------------------------------------------------
ADVO Inc.                                                     3,829   $  121,609
Getty Images Inc./(1)/                                        1,068       53,539
Interpublic Group of Companies Inc./(1)/                      7,672      119,683
Omnicom Group Inc.                                            3,485      304,345
--------------------------------------------------------------------------------
                                                                         599,176
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.66%
--------------------------------------------------------------------------------

Boeing Co. (The)                                             16,153      680,687
General Dynamics Corp.                                        3,699      334,353
Goodrich (B.F.) Co.                                           3,386      100,530
L-3 Communications Holdings Inc./(1)/                         1,378       70,774
Lockheed Martin Corp.                                         8,473      435,512
Northrop Grumman Corp.                                        3,426      327,526
Raytheon Co.                                                  7,278      218,631
Rockwell Collins Inc.                                         4,473      134,324
United Technologies Corp.                                     8,515      806,967
--------------------------------------------------------------------------------
                                                                       3,109,304
--------------------------------------------------------------------------------

AIRLINES - 0.13%
--------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                      818       22,323
AMR Corp./(1)/                                                4,102       53,121
Continental Airlines Inc. Class B/(1)/                        1,228       19,980
Delta Air Lines Inc.                                          2,604       30,753
JetBlue Airways Corp./(1)/                                    1,444       38,295
Northwest Airlines Corp./(1)/                                 5,186       65,447
Southwest Airlines Co.                                       22,727      366,814
--------------------------------------------------------------------------------
                                                                         596,733
--------------------------------------------------------------------------------

APPAREL - 0.13%
--------------------------------------------------------------------------------

Jones Apparel Group Inc.                                      2,625       92,479
Liz Claiborne Inc.                                            2,526       89,572
Nike Inc. Class B                                             4,365      298,828
VF Corp.                                                      2,478      107,149
Warnaco Group Inc. (The)/(1)/                                   612        9,761
--------------------------------------------------------------------------------
                                                                         597,789
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.28%
--------------------------------------------------------------------------------
Ford Motor Company                                           32,537      520,592
General Motors Corp.                                         10,074      537,952
Navistar International Corp./(1)/                             1,405       67,285
PACCAR Inc.                                                   2,100      178,752
--------------------------------------------------------------------------------
                                                                       1,304,581
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
--------------------------------------------------------------------------------
ArvinMeritor Inc.                                             1,636       39,460
Autoliv Inc.                                                  2,202       82,905
BorgWarner Inc.                                                 792       67,375
Cooper Tire & Rubber Co.                                      3,722       79,576
Dana Corp.                                                    3,879       71,180
Delphi Corp.                                                  9,252       94,463
Goodyear Tire & Rubber Co. (The)/(1)/                         3,998   $   31,424
Lear Corp.                                                    1,014       62,189
Standard Motor Products Inc.                                  5,802       70,494
Visteon Corp.                                                 6,236       64,917
--------------------------------------------------------------------------------
                                                                         663,983
--------------------------------------------------------------------------------

BANKS - 3.86%
--------------------------------------------------------------------------------
ABC Bancorp                                                   2,058       32,866
AmSouth Bancorp                                               5,365      131,442
Associated Bancorp                                            2,254       96,133
Bank of America Corp.                                        28,946    2,328,127
Bank of New York Co. Inc. (The)                              14,942      494,879
Bank One Corp.                                               20,956      955,384
Banknorth Group Inc.                                          2,240       72,867
BB&T Corp.                                                    9,650      372,876
Bryn Mawr Bank Corp.                                          2,756       67,494
Cascade Bancorp                                               7,113      136,996
CB Bancshares Inc.                                              123        7,810
Charter One Financial Inc.                                    3,341      115,432
City National Corp.                                             579       35,967
CoBiz Inc.                                                    2,969       54,689
Columbia Bancorp                                              3,220      102,879
Comerica Inc.                                                 2,784      156,071
Commerce Bancorp Inc.                                           633       33,346
Commerce Bancshares Inc.                                      2,784      136,472
Commercial Federal Corp.                                      1,797       47,998
Compass Bancshares Inc.                                       2,313       90,924
Connecticut Bankshares Inc.                                   5,162      266,049
Downey Financial Corp.                                        1,199       59,111
Fifth Third Bancorp                                           9,909      585,622
First Bancorp                                                   712       28,160
First Oak Brook Bancshares Class A                            2,614       78,446
First Place Financial Corp.                                   5,134      100,267
First Tennessee National Corp.                                1,773       78,189
FirstMerit Corp.                                              3,609       97,335
FleetBoston Financial Corp.                                  20,760      906,174
Fulton Financial Corp.                                        4,436       97,193
German American Bancorp                                       1,377       24,098
Golden West Financial Corp.                                   2,176      224,541
Greene County Bancshares Inc.                                   495       11,524
GreenPoint Financial Corp.                                    2,332       82,366
Hibernia Corp. Class A                                        3,716       87,363
Horizon Financial Corp.                                      25,671      449,499
Hudson United Bancorp                                         1,661       61,374
Huntington Bancshares Inc.                                    5,164      116,190
Independence Community Bank Corp.                             1,345       48,380
ITLA Capital Corp./(1)/                                       1,702       85,270
KeyCorp                                                       6,886      201,898
M&T Bank Corp.                                                  788       77,460
Marshall & Ilsley Corp.                                       4,488      171,666
Mellon Financial Corp.                                        8,062      258,871
Mercantile Bankshares Corp.                                   1,662       75,754
National City Corp.                                          10,941      371,338
National Commerce Financial Corp.                             3,613       98,563
New York Community Bancorp Inc.                               3,358      127,772

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
North Fork Bancorp Inc.                                      2,213   $    89,560
Northern Trust Corp.                                         4,210       195,428
Park National Corp.                                            397        44,921
Peoples Bancorp Inc.                                         2,282        67,342
PFF Bancorp Inc.                                             1,957        71,000
PNC Financial Services Group                                 4,551       249,076
Popular Inc.                                                 2,196        98,688
Prosperity Bancshares Inc.                                   8,790       197,951
Provident Financial Group Inc.                                 897        28,659
Regions Financial Corp.                                      3,480       129,456
Silicon Valley Bancshares/(1)/                               1,423        51,328
SouthTrust Corp.                                             5,487       179,590
Sovereign Bancorp Inc.                                       7,658       181,878
State Bancorp Inc.                                           1,369        33,212
State Street Corp.                                           6,390       332,791
SunTrust Banks Inc.                                          4,872       348,348
Synovus Financial Corp.                                      6,241       180,490
TCF Financial Corp.                                            813        41,748
Trustmark Corp.                                                528        15,455
U.S. Bancorp                                                37,413     1,114,159
Union Planters Corp.                                         3,313       104,326
UnionBanCal Corp.                                              830        47,758
Valley National Bancorp                                      3,838       112,070
Wachovia Corp.                                              25,290     1,178,261
Washington Mutual Inc.                                      15,352       615,922
Wells Fargo & Company                                       32,553     1,917,046
Westamerica Bancorp                                          1,162        57,751
Wilmington Trust Corp.                                       1,928        69,408
Zions Bancorporation                                         1,741       106,776
--------------------------------------------------------------------------------
                                                                      18,201,523
--------------------------------------------------------------------------------

BEVERAGES - 1.19%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                               21,197     1,116,658
Brown-Forman Corp. Class B                                   1,035        96,721
Coca-Cola Co. (The)                                         50,103     2,542,727
Coca-Cola Enterprises Inc.                                   8,033       175,682
Pepsi Bottling Group Inc.                                    4,843       117,104
PepsiAmericas Inc.                                           3,757        64,320
PepsiCo Inc.                                                32,647     1,522,003
--------------------------------------------------------------------------------
                                                                       5,635,215
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.62%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                             23,385     1,445,193
Applera Corp. - Celera Genomics Group/(1)/                   3,155        43,886
Biogen Idec Inc./(1)/                                        5,450       200,451
Cephalon Inc./(1)/                                           1,058        51,218
Charles River Laboratories
   International Inc./(1)/                                   1,492        51,220
Chiron Corp./(1)/                                            3,444       196,274
CuraGen Corp./(1)/                                           2,949        21,616
Gene Logic Inc./(1)/                                         3,692        19,161
Genentech Inc./(1)/                                          3,512       328,618
Genzyme Corp. - General Division/(1)/                        3,730       184,038
Human Genome Sciences Inc./(1)/                              3,777        50,045
ICOS Corp./(1)/                                              1,093        45,119
Immunomedics Inc./(1)/                                       1,487   $     6,781
Incyte Corp./(1)/                                            3,261        22,305
Invitrogen Corp./(1)/                                          980        68,600
Millennium Pharmaceuticals Inc./(1)/                         6,343       118,424
Protein Design Labs Inc./(1)/                                2,862        51,230
--------------------------------------------------------------------------------
                                                                       2,904,179
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.16%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                        1,198       120,639
Masco Corp.                                                  8,472       232,218
Rayonier Inc.                                                3,924       162,894
Texas Industries Inc.                                        3,556       131,572
Vulcan Materials Co.                                         2,418       115,024
--------------------------------------------------------------------------------
                                                                         762,347
--------------------------------------------------------------------------------

CHEMICALS - 0.72%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                3,999       211,267
Ashland Inc.                                                 1,466        64,592
Cabot Corp.                                                  2,044        65,081
Crompton Corp.                                               5,117        36,689
Dow Chemical Co. (The)                                      16,909       702,907
Du Pont (E.I.) de Nemours and Co.                           18,110       831,068
Eastman Chemical Co.                                           954        37,712
Engelhard Corp.                                              2,696        80,745
Great Lakes Chemical Corp.                                   4,142       112,621
Hercules Inc./(1)/                                           3,071        37,466
IMC Global Inc.                                              4,536        45,042
Lubrizol Corp.                                               2,406        78,243
Millennium Chemicals Inc.                                    5,399        68,459
Monsanto Co.                                                 4,426       127,380
PPG Industries Inc.                                          2,850       182,457
Praxair Inc.                                                 5,252       200,626
Rogers Corp./(1)/                                            1,800        79,416
Rohm & Haas Co.                                              4,236       180,920
Sherwin-Williams Co. (The)                                   3,046       105,818
Sigma-Aldrich Corp.                                          1,509        86,285
Valspar Corp. (The)                                          1,692        83,619
--------------------------------------------------------------------------------
                                                                       3,418,413
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.80%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                               3,234       219,912
Arbitron Inc./(1)/                                           2,434       101,546
Block (H & R) Inc.                                           3,021       167,273
Career Education Corp./(1)/                                  1,678        67,237
Caremark Rx Inc./(1)/                                        4,227       107,070
Cendant Corp./(1)/                                          19,944       444,153
Concord EFS Inc./(1)/                                        8,906       132,165
Convergys Corp./(1)/                                         3,984        69,561
Corporate Executive Board Co. (The)/(1)/                       800        37,336
CorVel Corp./(1)/                                            1,606        60,386
Deluxe Corp.                                                 1,845        76,254
DeVry Inc./(1)/                                              2,008        50,461
Donnelley (R.R.) & Sons Co.                                  3,224        97,204
Dun & Bradstreet Corp./(1)/                                  2,225       112,830
Ecolab Inc.                                                  4,246       116,213

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Equifax Inc.                                                 3,621   $    88,714
Fair Isaac Corp.                                               861        42,327
First Health Group Corp./(1)/                                3,580        69,667
Hudson Highland Group Inc./(1)/                                214         5,104
InterActiveCorp/(1)/                                         6,305       213,929
Iron Mountain Inc./(1)/                                      1,524        60,259
ITT Educational Services Inc./(1)/                           1,131        53,123
Landauer Inc.                                                2,867       116,916
Manpower Inc.                                                2,235       105,224
McKesson Corp.                                               5,372       172,764
Monster Worldwide Inc./(1)/                                  2,855        62,696
Moody's Corp.                                                2,637       159,670
MPS Group Inc./(1)/                                          3,618        33,828
Paychex Inc.                                                 6,862       255,266
Plexus Corp./(1)/                                            2,649        45,483
Robert Half International Inc./(1)/                          4,899       114,343
ServiceMaster Co. (The)                                      6,219        72,451
Strayer Education Inc.                                         289        31,452
United Rentals Inc./(1)/                                     2,358        45,415
Valassis Communications Inc./(1)/                            1,915        56,205
Viad Corp.                                                   3,142        78,550
Weight Watchers International Inc./(1)/                        722        27,703
--------------------------------------------------------------------------------
                                                                       3,770,690
--------------------------------------------------------------------------------

COMPUTERS - 2.72%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc.
   Class A/(1)/                                              1,677        91,329
Apple Computer Inc./(1)/                                     6,781       144,910
Brocade Communications Systems Inc./(1)/                     6,198        35,824
CACI International Inc. Class A/(1)/                           661        32,138
Ceridian Corp./(1)/                                          3,668        76,808
Cisco Systems Inc./(1)/                                    129,991     3,157,481
Computer Sciences Corp./(1)/                                 3,544       156,751
Dell Inc./(1)/                                              48,054     1,631,914
Diebold Inc.                                                 1,424        76,711
DST Systems Inc./(1)/                                        1,881        78,551
Echelon Corp./(1)/                                           3,549        39,536
Electronic Data Systems Corp.                                8,583       210,627
EMC Corp./(1)/                                              45,318       585,510
Enterasys Networks Inc./(1)/                                 6,817        25,564
Extreme Networks Inc./(1)/                                   3,955        28,516
FactSet Research Systems Inc.                                2,017        77,070
Foundry Networks Inc./(1)/                                   2,198        60,137
Gateway Inc./(1)/                                            7,585        34,891
Hewlett-Packard Co.                                         60,162     1,381,921
Hyperion Solutions Corp./(1)/                                1,320        39,785
Imation Corp.                                                1,262        44,359
International Business Machines Corp.                       31,934     2,959,643
Internet Security Systems Inc./(1)/                          1,993        37,528
Juniper Networks Inc./(1)/                                   5,686       106,214
Lexmark International Inc./(1)/                              2,412       189,680
McDATA Corp. Class A/(1)/                                    2,565        24,444
Mindspeed Technologies Inc./(1)/                            10,008        68,555
NCR Corp./(1)/                                               2,315        89,822
Network Appliance Inc./(1)/                                  6,764       138,865
PalmOne Inc./(1)/                                            2,007   $    23,582
Quantum Corp./(1)/                                           4,547        14,187
RSA Security Inc./(1)/                                       2,238        31,780
SanDisk Corp./(1)/                                           1,360        83,150
Seagate Technology Inc./(2)/                                 4,153            --
Storage Technology Corp./(1)/                                2,084        53,663
Sun Microsystems Inc./(1)/                                  55,871       250,861
SunGard Data Systems Inc./(1)/                               5,182       143,593
Synopsys Inc./(1)/                                           2,394        80,821
3Com Corp./(1)/                                              4,989        40,760
Unisys Corp./(1)/                                            6,082        90,318
VeriSign Inc./(1)/                                           3,620        59,006
Veritas Software Corp./(1)/                                  8,095       300,810
Western Digital Corp./(1)/                                   3,357        39,579
--------------------------------------------------------------------------------
                                                                      12,837,194
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.01%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                     890        56,141
Avon Products Inc.                                           3,970       267,935
Colgate-Palmolive Co.                                        9,627       481,831
Estee Lauder Companies Inc. Class A                          1,621        63,640
Gillette Co. (The)                                          18,849       692,324
International Flavors & Fragrances Inc.                      2,202        76,894
Kimberly-Clark Corp.                                        10,762       635,927
Procter & Gamble Co.                                        24,845     2,481,519
--------------------------------------------------------------------------------
                                                                       4,756,211
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.16%
--------------------------------------------------------------------------------
CDW Corp.                                                    1,549        89,470
Costco Wholesale Corp./(1)/                                  9,065       337,037
Fastenal Co.                                                 2,162       107,970
Genuine Parts Co.                                            3,031       100,629
Grainger (W.W.) Inc.                                         1,371        64,972
Tech Data Corp./(1)/                                         1,216        48,263
--------------------------------------------------------------------------------
                                                                         748,341
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.30%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                            604        42,032
American Express Co.                                        23,729     1,144,450
American International Group Inc.                           53,701     3,559,302
AmeriCredit Corp./(1)/                                       2,265        36,081
Bear Stearns Companies Inc. (The)                            1,627       130,079
Capital One Financial Corp.                                  4,726       289,657
CIT Group Inc.                                               3,677       132,188
Citigroup Inc.                                             102,414     4,971,176
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                     800           848
Countrywide Financial Corp.                                  3,587       272,099
E*TRADE Financial Corp./(1)/                                11,458       144,944
Edwards (A.G.) Inc.                                          1,777        64,381
Fannie Mae                                                  18,130     1,360,838
Federated Investors Inc. Class B                             2,741        80,476
Franklin Resources Inc.                                      4,772       248,430
Freddie Mac                                                 14,568       849,606
Goldman Sachs Group Inc. (The)                               9,159       904,268

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Janus Capital Group Inc.                                     4,559   $    74,813
Jefferies Group Inc.                                         1,224        40,416
JP Morgan Chase & Co.                                       40,002     1,469,273
Knight Trading Group Inc./(1)/                               1,767        25,869
Legg Mason Inc.                                              1,025        79,109
Lehman Brothers Holdings Inc.                                5,356       413,590
MBNA Corp.                                                  24,907       618,939
Merrill Lynch & Co. Inc.                                    18,412     1,079,864
Metris Companies Inc./(1)/                                   8,929        39,645
Morgan Stanley                                              21,161     1,224,587
Providian Financial Corp./(1)/                               5,546        64,555
Raymond James Financial Inc.                                 1,837        69,255
Schwab (Charles) Corp. (The)                                26,443       313,085
SEI Investment Co.                                           1,551        47,259
SLM Corp.                                                    7,679       289,345
T. Rowe Price Group Inc.                                     2,731       129,477
World Acceptance Corp./(1)/                                  3,873        77,111
--------------------------------------------------------------------------------
                                                                      20,287,047
--------------------------------------------------------------------------------

ELECTRIC - 1.26%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                        12,748       120,341
Allegheny Energy Inc./(1)/                                   5,296        67,577
Ameren Corp.                                                 2,786       128,156
American Electric Power Co. Inc.                            10,910       332,864
Calpine Corp./(1)/                                           5,088        24,473
CenterPoint Energy Inc.                                      6,613        64,080
Cinergy Corp.                                                3,035       117,788
CMS Energy Corp./(1)/                                        3,467        29,539
Consolidated Edison Inc.                                     3,888       167,223
Constellation Energy Group Inc.                              3,465       135,689
Dominion Resources Inc.                                      6,779       432,704
DTE Energy Co.                                               2,706       106,616
Duke Energy Corp.                                           18,231       372,824
Duquesne Light Holdings Inc.                                 5,064        92,874
Edison International/(1)/                                    6,610       144,957
Energy East Corp.                                            1,851        41,462
Entergy Corp.                                                4,381       250,287
Exelon Corp.                                                 6,650       441,294
FirstEnergy Corp.                                            6,705       236,016
FPL Group Inc.                                               3,426       224,129
Hawaiian Electric Industries Inc.                            1,913        90,619
NiSource Inc.                                                5,049       110,775
Pepco Holdings Inc.                                          1,967        38,435
PG&E Corp./(1)/                                              8,509       236,295
Pinnacle West Capital Corp.                                  2,273        90,965
PNM Resources Inc.                                           2,830        79,523
PPL Corp.                                                    3,145       137,594
Progress Energy Inc.                                         4,774       216,071
Public Service Enterprise Group Inc.                         4,053       177,521
Reliant Resources Inc./(1)/                                  5,215        38,382
SCANA Corp.                                                  2,510        85,967
Southern Company                                            14,758       446,429
TECO Energy Inc.                                             2,969        42,783
Texas Genco Holdings Inc.                                      330        10,725
TXU Corp.                                                    4,833       114,639
UIL Holdings Corp.                                             698   $    31,480
Wisconsin Energy Corp.                                       1,979        66,198
WPS Resources Corp.                                          5,079       234,802
Xcel Energy Inc.                                             8,316       141,206
--------------------------------------------------------------------------------
                                                                       5,921,302
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.07%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              4,905       119,927
Energizer Holdings Inc./(1)/                                 1,649        61,936
Molex Inc.                                                   3,912       136,490
Power-One Inc./(1)/                                          3,507        37,981
--------------------------------------------------------------------------------
                                                                         356,334
--------------------------------------------------------------------------------

ELECTRONICS - 0.44%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               9,411       275,178
Applera Corp. - Applied Biosystems Group                     4,728        97,917
Arrow Electronics Inc./(1)/                                  2,688        62,200
Avnet Inc./(1)/                                              2,495        54,042
Benchmark Electronics Inc./(1)/                              1,024        35,645
Cabot Microelectronics Corp./(1)/                            1,180        57,820
Cognex Corp.                                                 1,047        29,567
Cymer Inc./(1)/                                                702        32,425
Fairchild Semiconductor International Inc.
   Class A/(1)/                                              3,300        82,401
Gentex Corp.                                                 1,374        60,676
Jabil Circuit Inc./(1)/                                      4,317       122,171
Johnson Controls Inc.                                        1,433       166,400
Mettler Toledo International Inc./(1)/                       1,285        54,240
Millipore Corp./(1)/                                         1,603        69,009
Parker Hannifin Corp.                                        2,016       119,952
PerkinElmer Inc.                                             3,441        58,738
Sanmina-SCI Corp./(1)/                                      10,043       126,642
Solectron Corp./(1)/                                        13,777        81,422
Symbol Technologies Inc.                                     5,372        90,733
Tektronix Inc.                                               3,209       101,404
Thermo Electron Corp./(1)/                                   4,296       108,259
Valence Technology Inc./(1)/                                12,355        48,679
Vishay Intertechnology Inc./(1)/                             2,914        66,731
Waters Corp./(1)/                                            2,438        80,844
--------------------------------------------------------------------------------
                                                                       2,083,095
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.05%
--------------------------------------------------------------------------------
EMCOR Group Inc./(1)/                                        2,103        92,322
Fluor Corp.                                                  1,858        73,651
Jacobs Engineering Group Inc./(1)/                           1,200        57,612
--------------------------------------------------------------------------------
                                                                         223,585
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.08%
--------------------------------------------------------------------------------
Hollywood Entertainment Corp./(1)/                           1,445        19,869
International Game Technology Inc.                           6,203       221,447
International Speedway Corp. Class A                         2,475       110,533
Speedway Motorsports Inc.                                    1,201        34,733
--------------------------------------------------------------------------------
                                                                         386,582
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                             4,993   $   69,303
Republic Services Inc.                                        2,446       62,691
Waste Management Inc.                                        13,953      413,009
--------------------------------------------------------------------------------
                                                                         545,003
--------------------------------------------------------------------------------

FOOD - 0.92%
--------------------------------------------------------------------------------
Albertson's Inc.                                             10,786      244,303
Applebee's International Inc.                                   715       28,078
Archer-Daniels-Midland Co.                                   12,294      187,115
Campbell Soup Co.                                             6,646      178,113
CEC Entertainment Inc./(1)/                                     924       43,788
ConAgra Foods Inc.                                            9,238      243,791
Dean Foods Co./(1)/                                           2,313       76,028
Del Monte Foods Co./(1)/                                      2,078       21,611
Flowers Foods Inc.                                            5,074      130,909
General Mills Inc.                                            6,613      299,569
Heinz (H.J.) Co.                                              5,626      204,955
Hershey Foods Corp.                                           1,722      132,577
Hormel Foods Corp.                                            2,904       74,952
IHOP Corp.                                                      728       28,013
Kellogg Co.                                                   6,771      257,840
Kraft Foods Inc.                                              4,009      129,170
Kroger Co./(1)/                                              16,875      312,356
McCormick & Co. Inc.                                          4,311      129,761
Safeway Inc./(1)/                                            12,159      266,404
Sara Lee Corp.                                               13,314      289,047
Smucker (J.M.) Co. (The)                                      2,541      115,082
Sonic Corp./(1)/                                              1,005       30,773
SUPERVALU Inc.                                                4,133      118,162
Sysco Corp.                                                  11,399      424,385
Tyson Foods Inc. Class A                                      4,356       57,673
Whole Foods Market Inc./(1)/                                  1,113       74,716
Winn-Dixie Stores Inc.                                        4,064       40,437
Wrigley (William Jr.) Co.                                     3,269      183,750
--------------------------------------------------------------------------------
                                                                       4,323,358
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.29%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                           1,475       48,468
Bowater Inc.                                                  1,416       65,575
Georgia-Pacific Corp.                                         5,026      154,147
International Paper Co.                                       9,239      398,293
Louisiana-Pacific Corp./(1)/                                  4,121       73,683
MeadWestvaco Corp.                                            4,080      121,380
Plum Creek Timber Co. Inc.                                    3,870      117,841
Potlatch Corp.                                                1,787       62,134
Temple-Inland Inc.                                              930       58,283
Weyerhaeuser Co.                                              4,092      261,888
--------------------------------------------------------------------------------
                                                                       1,361,692
--------------------------------------------------------------------------------

GAS - 0.05%
--------------------------------------------------------------------------------
AGL Resources Inc.                                            1,229       35,764
KeySpan Corp.                                                 2,175       80,040
Sempra Energy                                                 3,995      120,090
--------------------------------------------------------------------------------
                                                                         235,894
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.16%
--------------------------------------------------------------------------------
Black & Decker Corp.                                          1,392   $   68,653
Emerson Electric Co.                                          8,058      521,755
SPX Corp./(1)/                                                1,351       79,452
Stanley Works (The)                                           1,997       75,626
--------------------------------------------------------------------------------
                                                                         745,486
--------------------------------------------------------------------------------

HEALTH CARE - 2.31%
--------------------------------------------------------------------------------
Accredo Health Inc./(1)/                                      1,396       44,128
Aetna Inc.                                                    2,709      183,074
Anthem Inc./(1)/                                              2,434      182,550
Apogent Technologies Inc./(1)/                                3,990       91,930
Apria Healthcare Group Inc./(1)/                              2,955       84,129
Bard (C.R.) Inc.                                              1,274      103,512
Bausch & Lomb Inc.                                            1,749       90,773
Baxter International Inc.                                    10,552      322,047
Beckman Coulter Inc.                                          1,804       91,697
Becton, Dickinson & Co.                                       4,039      166,164
Biomet Inc.                                                   5,253      191,262
Bio-Rad Laboratories Inc. Class A/(1)/                          737       42,503
Boston Scientific Corp./(1)/                                 15,001      551,437
Cerner Corp./(1)/                                             1,587       60,068
Covance Inc./(1)/                                             2,892       77,506
Edwards Lifesciences Corp./(1)/                               1,062       31,945
Enzon Pharmaceuticals Inc./(1)/                               2,024       24,288
Express Scripts Inc./(1)/                                     1,280       85,030
Guidant Corp.                                                 5,711      343,802
HCA Inc.                                                      9,413      404,382
Health Management Associates Inc.
   Class A                                                    5,070      121,680
Health Net Inc./(1)/                                          2,138       69,913
Henry Schein Inc./(1)/                                          769       51,969
Humana Inc./(1)/                                              4,790      109,451
IGEN International Inc./(1)/                                    790       46,539
Invacare Corp.                                                3,365      135,845
Johnson & Johnson                                            54,601    2,820,688
Kindred Healthcare Inc./(1)/                                    825       42,883
Laboratory Corp. of America Holdings/(1)/                     2,458       90,823
Lincare Holdings Inc./(1)/                                    1,652       49,610
Manor Care Inc.                                               3,051      105,473
Medco Health Solutions Inc./(1)/                              9,165      311,518
Medtronic Inc.                                               22,145    1,076,468
Oxford Health Plans Inc./(1)/                                 1,575       68,512
PacifiCare Health Systems Inc./(1)/                             953       64,423
Patterson Dental Co./(1)/                                       880       56,461
Pediatrix Medical Group Inc./(1)/                               602       33,164
Quest Diagnostics Inc./(1)/                                   1,778      129,990
Renal Care Group Inc./(1)/                                    2,696      111,075
ResMed Inc./(1)/                                              1,585       65,841
Respironics Inc./(1)/                                           794       35,801
St. Jude Medical Inc./(1)/                                    2,931      179,817
Stryker Corp.                                                 3,316      281,893
Tenet Healthcare Corp./(1)/                                   8,652      138,865
Triad Hospitals Inc./(1)/                                     1,668       55,494
UnitedHealth Group Inc.                                      10,670      620,781
Universal Health Services Inc. Class B                        1,122       60,274

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

HEALTH CARE (Continued)
--------------------------------------------------------------------------------
Varian Medical Systems Inc./(1)/                               922   $    63,710
Viasys Healthcare Inc./(1)/                                  3,574        73,624
Vital Images Inc./(1)/                                       4,449        79,370
WebMD Corp./(1)/                                             3,224        28,984
WellPoint Health Networks Inc./(1)/                          2,766       268,274
Zimmer Holdings Inc./(1)/                                    4,095       288,288
--------------------------------------------------------------------------------
                                                                      10,909,728
--------------------------------------------------------------------------------

HOME BUILDERS - 0.10%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                      26           624
Centex Corp.                                                 1,160       124,874
Lennar Corp. Class A                                           778        74,688
Lennar Corp. Class B                                            57         5,210
M.D.C. Holdings Inc.                                         1,521        98,104
Pulte Homes Inc.                                             1,394       130,506
Thor Industries Inc.                                           618        34,744
--------------------------------------------------------------------------------
                                                                         468,750
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.10%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                   2,929       122,667
Furniture Brands International Inc.                          1,818        53,322
Leggett & Platt Inc.                                         5,350       115,720
Maytag Corp.                                                 2,209        61,521
Polycom Inc./(1)/                                            3,190        62,269
Whirlpool Corp.                                                814        59,137
--------------------------------------------------------------------------------
                                                                         474,636
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                         1,887       105,710
Clorox Co.                                                   3,152       153,061
Fortune Brands Inc.                                          2,369       169,360
Newell Rubbermaid Inc.                                       5,049       114,966
Tupperware Corp.                                             4,287        74,337
Yankee Candle Co. Inc. (The)/(1)/                            1,519        41,514
--------------------------------------------------------------------------------
                                                                         658,948
--------------------------------------------------------------------------------

INSURANCE - 1.50%
--------------------------------------------------------------------------------
ACE Ltd.                                                     6,347       262,893
AFLAC Inc.                                                   9,888       357,748
Allmerica Financial Corp./(1)/                               3,652       112,372
Allstate Corp. (The)                                        13,313       572,725
Ambac Financial Group Inc.                                   1,719       119,281
American National Insurance Co.                                949        80,067
AmerUs Group Co.                                               658        23,010
AON Corp.                                                    5,241       125,470
Chubb Corp.                                                  3,435       233,923
CIGNA Corp.                                                  2,979       171,292
Cincinnati Financial Corp.                                   3,872       162,159
CNA Financial Corp./(1)/                                     1,884        45,404
Commerce Group Inc.                                          1,366        53,957
Fidelity National Financial Inc.                             1,776        68,873
Hancock (John) Financial Services Inc.                       5,335       200,063
Hartford Financial Services Group Inc.                       5,386       317,936
Jefferson-Pilot Corp.                                        2,062       104,440
Lincoln National Corp.                                       3,212   $   129,668
Loews Corp.                                                  2,866       141,724
Marsh & McLennan Companies Inc.                              9,743       466,592
MBIA Inc.                                                    2,442       144,640
MetLife Inc.                                                14,482       487,609
MGIC Investment Corp.                                        1,704        97,026
MONY Group Inc. (The)/(1)/                                   2,295        71,811
Nationwide Financial Services Inc.                           1,195        39,507
Old Republic International Corp.                             3,288        83,384
PMI Group Inc. (The)                                         1,886        70,216
Principal Financial Group Inc.                               5,759       190,450
Progressive Corp. (The)                                      4,133       345,477
Protective Life Corp.                                        2,023        68,458
Prudential Financial Inc.                                   10,071       420,666
Radian Group Inc.                                            1,491        72,686
SAFECO Corp.                                                 2,842       110,639
St. Paul Companies Inc.                                      3,644       144,485
StanCorp Financial Group Inc.                                1,030        64,766
Stewart Information Services Corp.                           1,418        57,500
Torchmark Corp.                                              1,871        85,205
Travelers Property Casualty Corp. Class B                   19,330       328,030
Unitrin Inc.                                                 2,788       115,451
UNUMProvident Corp.                                          6,177        97,411
XL Capital Ltd. Class A                                      3,169       245,756
--------------------------------------------------------------------------------
                                                                       7,090,770
--------------------------------------------------------------------------------

IRON / STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                  3,799        50,223
Nucor Corp.                                                  1,357        75,992
United States Steel Corp.                                    4,693       164,349
--------------------------------------------------------------------------------
                                                                         290,564
--------------------------------------------------------------------------------

LEISURE TIME - 0.12%
--------------------------------------------------------------------------------
Callaway Golf Co.                                            4,025        67,821
Harley-Davidson Inc.                                         5,415       257,375
Polaris Industries Inc.                                      1,894       167,771
Sabre Holdings Corp.                                         3,377        72,909
--------------------------------------------------------------------------------
                                                                         565,876
--------------------------------------------------------------------------------

LODGING - 0.16%
--------------------------------------------------------------------------------
Extended Stay America Inc.                                   1,778        25,745
Harrah's Entertainment Inc.                                  2,108       104,915
Hilton Hotels Corp.                                          8,029       137,537
Mandalay Resort Group                                        1,147        51,294
Marriott International Inc. Class A                          4,324       199,769
MGM Mirage/(1)/                                              1,313        49,382
Park Place Entertainment Corp./(1)/                          5,994        64,915
Starwood Hotels & Resorts Worldwide Inc.                     3,465       124,636
--------------------------------------------------------------------------------
                                                                         758,193
--------------------------------------------------------------------------------

MACHINERY - 0.42%
--------------------------------------------------------------------------------
AGCO Corp./(1)/                                              2,791        56,211
Albany International Corp. Class A                           1,612        54,647
Briggs & Stratton Corp.                                      2,451       165,197

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

MACHINERY (Continued)
--------------------------------------------------------------------------------
Caterpillar Inc.                                             6,691   $   555,487
Cummins Inc.                                                   910        44,535
Deere & Co.                                                  4,293       279,260
Dover Corp.                                                  4,348       172,833
Graco Inc.                                                   1,586        63,599
Idex Corp.                                                   3,440       143,070
Ingersoll-Rand Co. Class A                                   3,168       215,044
Kadant Inc./(1)/                                             2,901        62,807
Rockwell Automation Inc.                                     4,473       159,239
--------------------------------------------------------------------------------
                                                                       1,971,929
--------------------------------------------------------------------------------

MANUFACTURERS - 2.26%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                       1,851       107,228
Crane Co.                                                    4,389       134,918
Danaher Corp.                                                3,037       278,645
Eastman Kodak Co.                                            6,037       154,970
Eaton Corp.                                                  1,216       131,304
FMC Corp./(1)/                                               1,248        42,594
General Electric Co.                                       195,072     6,043,331
Harsco Corp.                                                 1,632        71,514
Honeywell International Inc.                                16,647       556,509
Illinois Tool Works Inc.                                     5,777       484,748
ITT Industries Inc.                                          1,429       106,046
Pall Corp.                                                   3,146        84,407
Roper Industries Inc.                                        1,463        72,067
Textron Inc.                                                 2,745       156,630
3M Co.                                                      14,445     1,228,258
Tyco International Ltd.                                     38,859     1,029,764
--------------------------------------------------------------------------------
                                                                      10,682,933
--------------------------------------------------------------------------------

MEDIA - 2.09%
--------------------------------------------------------------------------------
Bankrate Inc./(1)/                                           2,172        26,889
Belo (A.H.) Corp.                                            4,255       120,587
Cablevision Systems Corp./(1)/                               1,220        28,536
Clear Channel Communications Inc.                           12,327       577,273
Comcast Corp. Class A/(1)/                                  64,487     2,119,688
Dow Jones & Co. Inc.                                         1,891        94,266
Fox Entertainment Group Inc. Class A/(1)/                    3,238        94,388
Gannett Co. Inc.                                             4,647       414,327
Gemstar-TV Guide International Inc./(1)/                     4,845        24,467
Hughes Electronics Corp./(1)/                               11,193       185,249
Knight Ridder Inc.                                           1,246        96,403
Lee Enterprises Inc.                                         1,521        66,392
Liberty Corp.                                                1,080        48,805
Liberty Media Corp. Class A/(1)/                            40,454       480,998
McClatchy Co. (The) Class A                                  2,329       160,235
McGraw-Hill Companies Inc. (The)                             2,729       190,812
Media General Inc. Class A                                     585        38,084
New York Times Co. Class A                                   2,368       113,167
Radio One Inc. Class D/(1)/                                  1,975        38,118
Readers Digest Association Inc. (The)                        2,477        36,313
Time Warner Inc./(1)/                                       89,981     1,618,758
Tribune Co.                                                  5,293       273,119
UnitedGlobalCom Inc. Class A/(1)/                            1,561        13,237
Univision Communications Inc. Class A/(1)/                   6,617       262,629
Viacom Inc. Class B                                         35,238   $ 1,563,862
Walt Disney Co. (The)                                       40,059       934,576
Washington Post Company (The) Class B                          119        94,177
Westwood One Inc./(1)/                                       1,950        66,710
Young Broadcasting Inc. Class A/(1)/                         3,300        66,132
--------------------------------------------------------------------------------
                                                                       9,848,197
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.06%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                    3,592       163,118
Worthington Industries Inc.                                  6,188       111,570
--------------------------------------------------------------------------------
                                                                         274,688
--------------------------------------------------------------------------------

MINING - 0.30%
--------------------------------------------------------------------------------
Alcoa Inc.                                                  16,897       642,086
Arch Coal Inc.                                               2,641        82,320
Freeport-McMoRan Copper & Gold Inc.                          3,384       142,568
Newmont Mining Corp.                                         8,545       415,372
Phelps Dodge Corp./(1)/                                      1,657       126,081
--------------------------------------------------------------------------------
                                                                       1,408,427
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.15%
--------------------------------------------------------------------------------
Herman Miller Inc.                                           3,790        91,983
HON Industries Inc.                                          3,698       160,197
Imagistics International Inc./(1)/                           2,817       105,638
Pitney Bowes Inc.                                            4,006       162,724
Xerox Corp./(1)/                                            14,806       204,323
--------------------------------------------------------------------------------
                                                                         724,865
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.56%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                           1,659        88,209
Anadarko Petroleum Corp.                                     4,548       231,993
Apache Corp.                                                 3,070       248,977
Burlington Resources Inc.                                    3,380       187,184
ChevronTexaco Corp.                                         21,048     1,818,337
ConocoPhillips                                              13,155       862,573
Cross Timbers Royalty Trust                                     17           485
Devon Energy Corp.                                           4,400       251,944
Diamond Offshore Drilling Inc.                               1,343        27,545
Energen Corp.                                                2,206        90,512
ENSCO International Inc.                                     2,663        72,354
EOG Resources Inc.                                           2,882       133,062
Evergreen Resources Inc./(1)/                                1,307        42,491
Exxon Mobil Corp.                                          134,064     5,496,624
Forest Oil Corp./(1)/                                        1,425        40,712
Houston Exploration Co./(1)/                                 2,087        76,217
Kerr-McGee Corp.                                             1,712        79,591
Kinder Morgan Inc.                                           2,142       126,592
Marathon Oil Corp.                                           5,957       197,117
Murphy Oil Corp.                                             1,446        94,438
Nabors Industries Ltd./(1)/                                  3,175       131,763
Newfield Exploration Co./(1)/                                1,533        68,280
Noble Corp./(1)/                                             2,768        99,039
Noble Energy Inc.                                            2,424       107,698
Occidental Petroleum Corp.                                   6,460       272,870

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
--------------------------------------------------------------------------------
Piedmont Natural Gas Co.                                     3,911   $   169,972
Pioneer Natural Resources Co./(1)/                           4,007       127,944
Premcor Inc./(1)/                                            1,835        47,710
Rowan Companies Inc./(1)/                                    1,940        44,950
Stone Energy Corp./(1)/                                      1,634        69,363
Transocean Inc./(1)/                                         7,355       176,594
Unocal Corp.                                                 4,888       180,025
Valero Energy Corp.                                          1,832        84,895
WD-40 Co.                                                    4,762       168,384
Westport Resources Corp./(1)/                                2,229        66,558
XTO Energy Inc.                                              3,131        88,607
--------------------------------------------------------------------------------
                                                                      12,071,609
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.31%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                            6,568       211,227
BJ Services Co./(1)/                                         3,339       119,870
Cooper Cameron Corp./(1)/                                      540        25,164
FMC Technologies Inc./(1)/                                   3,386        78,894
Grant Prideco Inc./(1)/                                      6,027        78,472
Halliburton Co.                                              8,406       218,556
Schlumberger Ltd.                                           10,450       571,824
Smith International Inc./(1)/                                1,358        56,384
Tidewater Inc.                                               1,088        32,509
Varco International Inc./(1)/                                2,982        61,519
--------------------------------------------------------------------------------
                                                                       1,454,419
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.07%
--------------------------------------------------------------------------------
Ball Corp.                                                     845        50,337
Bemis Co.                                                      975        48,750
Pactiv Corp./(1)/                                            2,356        56,308
Sealed Air Corp./(1)/                                        1,710        92,579
Smurfit-Stone Container Corp.                                4,169        77,418
--------------------------------------------------------------------------------
                                                                         325,392
--------------------------------------------------------------------------------

PHARMACEUTICALS - 3.26%
--------------------------------------------------------------------------------
Abbott Laboratories                                         28,424     1,324,558
Abgenix Inc./(1)/                                            3,992        49,740
Advanced Medical Optics Inc./(1)/                            2,019        39,673
AdvancePCS/(1)/                                              1,297        68,300
Allergan Inc.                                                2,095       160,917
AmerisourceBergen Corp.                                      1,977       111,009
Amylin Pharmaceuticals Inc./(1)/                             2,146        47,684
Barr Laboratories Inc./(1)/                                    897        69,024
Bristol-Myers Squibb Co.                                    34,722       993,049
Cardinal Health Inc.                                         8,293       507,200
Celgene Corp./(1)/                                           3,087       138,977
DENTSPLY International Inc.                                  2,721       122,908
Discovery Laboratories Inc./(1)/                             7,299        76,567
Forest Laboratories Inc./(1)/                                6,476       400,217
Gilead Sciences Inc./(1)                                     3,472       201,862
ImClone Systems Inc./(1)/                                    2,017        79,994
IVAX Corp./(1)/                                              2,933        70,040
King Pharmaceuticals Inc./(1)/                               5,234        79,871
Lilly (Eli) & Co.                                           20,355     1,431,567
Medarex Inc./(1)/                                            1,924   $    11,987
MedImmune Inc./(1)/                                          4,390       111,506
Merck & Co. Inc.                                            40,849     1,887,224
Mylan Laboratories Inc.                                      5,721       144,512
Neurocrine Biosciences Inc./(1)/                             2,224       121,297
Omnicare Inc.                                                2,013        81,305
OSI Pharmaceuticals Inc./(1)/                                1,655        53,308
Pfizer Inc.                                                142,780     5,044,417
Priority Healthcare Corp. Class B/(1)/                       4,203       101,334
Schering-Plough Corp.                                       27,176       472,591
Sepracor Inc.(1)                                             4,187       100,195
Valeant Pharmaceuticals International                        3,639        91,521
Vertex Pharmaceuticals Inc./(1)/                             2,955        30,230
Watson Pharmaceuticals Inc./(1)/                             2,101        96,646
Wyeth                                                       24,341     1,033,275
--------------------------------------------------------------------------------
                                                                      15,354,505
--------------------------------------------------------------------------------

PIPELINES - 0.07%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                     4,435        18,982
El Paso Corp.                                               10,355        84,807
Questar Corp.                                                3,950       138,843
Williams Companies Inc.                                      9,943        97,640
--------------------------------------------------------------------------------
                                                                         340,272
--------------------------------------------------------------------------------

REAL ESTATE - 0.06%
--------------------------------------------------------------------------------
LNR Property Corp.                                           2,864       141,797
Realty Income Corp.                                          1,658        66,320
Shurgard Storage Centers Inc. Class A                        2,148        80,872
--------------------------------------------------------------------------------
                                                                         288,989
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.68%
--------------------------------------------------------------------------------
Annaly Mortgage Management Inc.                              3,077        56,617
Apartment Investment & Management Co.
   Class A                                                   2,834        97,773
Archstone-Smith Trust                                        6,044       169,111
AvalonBay Communities Inc.                                   3,365       160,847
Camden Property Trust                                        2,261       100,162
Capital Automotive                                           2,823        90,336
Capstead Mortgage Corp.                                      5,400        90,612
Catellus Development Corp.                                   5,371       129,549
CBL & Associates Properties Inc.                             3,759       212,384
Chelsea Property Group Inc.                                  3,863       211,731
Duke Realty Corp.                                            2,142        66,402
Equity Office Properties Trust                               5,825       166,886
Equity Residential                                           6,196       182,844
Federal Realty Investment Trust                              2,389        91,714
Gables Residential Trust                                     1,269        44,085
General Growth Properties Inc.                               4,509       125,125
Host Marriott Corp./(1)/                                    10,770       132,686
iStar Financial Inc.                                         4,104       159,646
Kimco Realty Corp.                                           1,585        70,929
ProLogis                                                     2,404        77,144
Public Storage Inc.                                          2,199        95,415
Simon Property Group Inc.                                    3,330       154,312

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
--------------------------------------------------------------------------------
SL Green Realty Corp.                                        9,486   $   389,400
Vornado Realty Trust                                         2,270       124,283
--------------------------------------------------------------------------------
                                                                       3,199,993
--------------------------------------------------------------------------------

RETAIL - 3.48%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                         1,321        32,642
Aeropostale Inc./(1)/                                          727        19,934
Amazon.com Inc./(1)/                                         3,691       194,294
American Eagle Outfitters Inc./(1)/                            921        15,104
AnnTaylor Stores Corp./(1)/                                    795        31,005
AutoNation Inc./(1)/                                         6,549       120,305
AutoZone Inc./(1)/                                           1,427       121,595
Bed Bath & Beyond Inc./(1)/                                  5,267       228,324
Best Buy Co. Inc.                                            5,992       313,022
Big Lots Inc./(1)/                                           2,436        34,616
BJ's Wholesale Club Inc./(1)/                                2,293        52,647
Bob Evans Farms Inc.                                           578        18,762
Brinker International Inc./(1)/                              2,496        82,767
Burlington Coat Factory Warehouse Corp.                        714        15,108
CarMax Inc./(1)/                                             2,031        62,819
Cash America International Inc.                              8,518       180,411
Cato Corp. Class A                                             698        14,309
Christopher & Banks Corp.                                    1,253        24,471
Circuit City Stores Inc.                                     4,986        50,508
Claire's Stores Inc.                                         2,616        49,285
Coach Inc./(1)/                                              2,881       108,758
CVS Corp.                                                    7,133       257,644
Darden Restaurants Inc.                                      4,658        98,004
Dillards Inc. Class A                                        2,041        33,595
Dollar General Corp.                                         6,279       131,796
Dollar Tree Stores Inc./(1)/                                 2,806        84,348
eBay Inc./(1)/                                              11,927       770,365
Family Dollar Stores Inc.                                    2,603        93,396
Federated Department Stores Inc.                             3,470       163,541
Gap Inc. (The)                                              16,644       386,307
Group 1 Automotive Inc./(1)/                                   848        30,689
Home Depot Inc.                                             44,580     1,582,144
Kohls Corp./(1)/                                             7,388       332,017
Krispy Kreme Doughnuts Inc./(1)/                             1,081        39,565
Limited Brands Inc.                                          9,715       175,161
Lowe's Companies Inc.                                       14,531       804,872
May Department Stores Co. (The)                              4,940       143,606
McDonald's Corp.                                            24,835       616,653
Men's Wearhouse Inc. (The)/(1)/                              1,334        33,363
Michaels Stores Inc.                                         1,532        67,714
MSC Industrial Direct Co. Inc. Class A                       1,328        36,520
Nordstrom Inc.                                               3,726       127,802
Office Depot Inc./(1)/                                       6,641       110,971
Outback Steakhouse Inc.                                      2,144        94,786
Pacific Sunwear of California Inc./(1)/                      1,224        25,851
Payless ShoeSource Inc./(1)/                                 4,911        65,807
Penney (J.C.) Co. Inc. (Holding Co.)                         4,513       118,602
PETsMART Inc.                                                2,748        65,402
Pier 1 Imports Inc.                                          2,907        63,547
Priceline.com Inc./(1)/                                      1,111        19,887
RadioShack Corp.                                             3,267       100,232
Regis Corp.                                                  1,461   $    57,739
Rite Aid Corp./(1)/                                          6,847        41,356
Ross Stores Inc.                                             4,180       110,477
Ruby Tuesday Inc.                                            1,290        36,752
Saks Inc./(1)/                                               4,626        69,575
Sears, Roebuck and Co.                                       5,214       237,185
Sonic Automotive Inc.                                        1,311        30,048
Sports Resorts International Inc./(1)/                       6,397        33,072
Staples Inc./(1)/                                            8,795       240,104
Starbucks Corp./(1)/                                         7,147       236,280
Target Corp.                                                18,438       708,019
Tiffany & Co.                                                3,000       135,600
TJX Companies Inc.                                           8,761       193,180
Toys R Us Inc./(1)/                                          4,822        60,950
United Auto Group Inc.                                       1,060        33,178
Walgreen Co.                                                18,590       676,304
Wal-Mart Stores Inc.                                        86,695     4,599,170
Wendy's International Inc.                                   2,987       117,210
Williams-Sonoma Inc./(1)/                                    1,610        55,980
Yum! Brands Inc./(1)/                                        4,758       163,675
Zale Corp./(1)/                                              2,136       113,635
--------------------------------------------------------------------------------
                                                                      16,394,362
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.98%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                             6,674        99,443
Altera Corp./(1)/                                            6,713       152,385
Analog Devices Inc.                                          6,910       315,442
Applied Materials Inc./(1)/                                 32,149       721,745
Applied Micro Circuits Corp./(1)/                            6,014        35,964
Broadcom Corp. Class A/(1)/                                  5,703       194,415
Brooks Automation Inc./(1)/                                  1,296        31,324
Conexant Systems Inc./(1)/                                  20,759       103,172
Cree Inc./(1)/                                               2,714        48,011
Cypress Semiconductor Corp./(1)/                             3,327        71,065
Integrated Device Technology Inc./(1)/                       3,818        65,555
Intel Corp.                                                121,605     3,915,681
International Rectifier Corp./(1)/                           1,548        76,487
Intersil Corp. Class A                                       2,779        69,058
KLA-Tencor Corp./(1)/                                        3,621       212,444
Lam Research Corp./(1)/                                      3,733       120,576
Lattice Semiconductor Corp./(1)/                             2,510        24,297
Linear Technology Corp.                                      5,599       235,550
LSI Logic Corp./(1)/                                         6,050        53,664
Maxim Integrated Products Inc.                               6,093       303,431
Microchip Technology Inc.                                    3,320       110,755
Micron Technology Inc./(1)/                                 11,401       153,571
Mykrolis Corp./(1)/                                          5,198        83,584
National Semiconductor Corp./(1)/                            3,481       137,186
Novellus Systems Inc./(1)/                                   2,905       122,155
NVIDIA Corp./(1)/                                            3,053        70,982
ON Semiconductor Corp./(1)/                                 11,791        76,052
PMC-Sierra Inc./(1)/                                         3,800        76,570
QLogic Corp./(1)/                                            1,655        85,398
Rambus Inc./(1)/                                             2,199        67,509
Skyworks Solutions Inc./(1)/                                 2,882        25,073

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
Teradyne Inc./(1)/                                           3,750   $    95,438
Texas Instruments Inc.                                      33,916       996,452
TriQuint Semiconductor Inc./(1)/                             2,598        18,368
Varian Semiconductor Equipment
   Associates Inc./(1)/                                      1,767        77,200
Vitesse Semiconductor Corp./(1)/                             4,520        26,532
Xilinx Inc./(1)/                                             6,331       245,263
--------------------------------------------------------------------------------
                                                                       9,317,797
--------------------------------------------------------------------------------

SOFTWARE - 2.50%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                           4,219       165,807
Akamai Technologies Inc./(1)/                               16,672       179,224
Ariba Inc./(1)/                                              2,516         7,548
Autodesk Inc.                                                4,484       110,217
Automatic Data Processing Inc.                              11,279       446,761
Avid Technology Inc./(1)/                                      844        40,512
BEA Systems Inc./(1)/                                        6,608        81,278
BMC Software Inc./(1)/                                       6,043       112,702
Cadence Design Systems Inc./(1)/                             5,858       105,327
Certegy Inc.                                                 2,327        76,326
CheckFree Corp./(1)/                                         1,653        45,705
ChoicePoint Inc./(1)/                                        2,064        78,618
Citrix Systems Inc./(1)/                                     3,747        79,474
Computer Associates International Inc.                      11,254       307,684
Compuware Corp./(1)/                                         6,574        39,707
DoubleClick Inc./(1)/                                        2,130        21,769
eFunds Corp./(1)/                                            2,862        49,656
Electronic Arts Inc./(1)/                                    5,529       264,176
First Data Corp.                                            14,073       578,260
Fiserv Inc./(1)/                                             3,650       144,212
Global Payments Inc.                                         1,297        61,115
IMS Health Inc.                                              4,946       122,958
Intuit Inc./(1)/                                             3,634       192,275
Macromedia Inc./(1)/                                         2,463        43,940
Mercury Interactive Corp./(1)/                               1,904        92,611
Micromuse Inc./(1)/                                          1,824        12,586
Microsoft Corp.                                            202,399     5,574,068
Network Associates Inc./(1)/                                 3,882        58,385
Novell Inc./(1)/                                             6,488        68,254
Oracle Corp./(1)/                                           96,667     1,276,004
PalmSource Inc./(1)/                                           621        13,532
Parametric Technology Corp./(1)/                             5,101        20,098
PeopleSoft Inc./(1)/                                         7,129       162,541
RealNetworks Inc./(1)/                                       1,767        10,090
Reynolds & Reynolds Co. (The) Class A                        2,934        85,233
Siebel Systems Inc./(1)/                                     9,361       129,837
Sybase Inc./(1)/                                             4,950       101,871
Symantec Corp./(1)/                                          5,700       197,505
Take-Two Interactive Software Inc./(1)/                      1,010        29,098
TIBCO Software Inc./(1)/                                     4,024        27,242
webMethods Inc./(1)/                                         3,377        30,900
Yahoo! Inc./(1)/                                            12,060       544,750
--------------------------------------------------------------------------------
                                                                      11,789,856
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.49%
--------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                      2,745   $    55,312
American Tower Corp. Class A/(1)/                            5,226        56,545
Andrew Corp./(1)/                                            5,848        67,310
Avaya Inc./(1)/                                              8,256       106,833
CIENA Corp./(1)/                                             7,190        47,742
Comverse Technology Inc./(1)/                                3,812        67,053
Harris Corp.                                                 2,017        76,545
JDS Uniphase Corp./(1)/                                     23,428        85,512
Motorola Inc.                                               44,578       627,212
QUALCOMM Inc.                                               15,077       813,103
RF Micro Devices Inc./(1)/                                   3,041        30,562
Scientific-Atlanta Inc.                                      3,526        96,260
Sonus Networks Inc./(1)/                                    12,056        91,143
Sycamore Networks Inc./(1)/                                  1,698         8,898
Tellabs Inc./(1)/                                            7,394        62,331
--------------------------------------------------------------------------------
                                                                       2,292,361
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.91%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                            47,586       380,212
Charter Communications Inc. Class A/(1)/                     4,144        16,659
Citizens Communications Co./(1)/                             6,591        81,860
Corning Inc./(1)/                                           26,055       271,754
Cox Communications Inc. Class A/(1)/                         3,546       122,160
Crown Castle International Corp./(1)/                        2,641        29,130
Dobson Communications Corp. Class A/(1)/                     6,713        44,104
EchoStar Communications Corp./(1)/                           4,234       143,956
Emulex Corp./(1)/                                            1,654        44,129
InterDigital Communications Corp./(1)/                       1,829        37,751
Level 3 Communications Inc./(1)/                             5,588        31,852
Newport Corp./(1)/                                           2,512        41,523
Nextel Communications Inc. Class A/(1)/                     20,320       570,179
NTL Inc./(1)/                                                1,133        79,027
Powerwave Technologies Inc./(1)/                             1,444        11,047
Price Communications Corp./(1)/                                797        10,943
Qwest Communications
   International Inc./(1)/                                  29,649       128,084
Sprint Corp. (PCS Group)/(1)/                               16,803        94,433
Tekelec/(1)/                                                 1,221        18,987
United Online Inc./(1)/                                      1,153        19,359
UTStarcom Inc./(1)/                                          1,630        60,424
Verizon Communications Inc.                                 58,647     2,057,337
--------------------------------------------------------------------------------
                                                                       4,294,910
--------------------------------------------------------------------------------

TELEPHONE - 0.86%
--------------------------------------------------------------------------------
Alltel Corp.                                                 5,660       263,643
AT&T Corp.                                                  16,933       343,740
BellSouth Corp.                                             36,378     1,029,497
CenturyTel Inc.                                              2,675        87,259
Cincinnati Bell Inc./(1)/                                    5,614        28,351
SBC Communications Inc.                                     72,960     1,902,067
Sprint Corp. (FON Group)                                    17,234       282,982
Telephone & Data Systems Inc.                                1,789       111,902
--------------------------------------------------------------------------------
                                                                       4,049,441
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TEXTILES - 0.06%
--------------------------------------------------------------------------------
Cintas Corp.                                                3,666   $    183,777
Mohawk Industries Inc./(1)/                                   810         57,137
Polo Ralph Lauren Corp.                                     1,186         34,157
--------------------------------------------------------------------------------
                                                                         275,071
--------------------------------------------------------------------------------

TOBACCO - 0.53%
--------------------------------------------------------------------------------
Altria Group Inc.                                          40,447      2,201,126
Loews Corporation - Carolina Group                          1,828         46,139
R.J. Reynolds Tobacco Holdings Inc.                         1,694         98,506
Universal Corp.                                               875         38,649
UST Inc.                                                    2,934        104,714
--------------------------------------------------------------------------------
                                                                       2,489,134
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Hasbro Inc.                                                 4,495         95,654
Mattel Inc.                                                 7,047        135,796
--------------------------------------------------------------------------------
                                                                         231,450
--------------------------------------------------------------------------------

TRANSPORTATION - 0.72%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          9,518        307,907
CNF Inc.                                                    2,182         73,970
CSX Corp.                                                   4,005        143,940
Expeditors International Washington Inc.                    2,198         82,777
FedEx Corp.                                                 5,685        383,738
Kansas City Southern Industries Inc./(1)/                   4,545         65,084
Landstar System Inc./(1)/                                   3,250        123,630
Norfolk Southern Corp.                                      6,835        161,648
Union Pacific Corp.                                         7,597        527,840
United Parcel Service Inc. Class B                         20,408      1,521,416
--------------------------------------------------------------------------------
                                                                       3,391,950
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
GATX Corp.                                                  2,959         82,793
--------------------------------------------------------------------------------
                                                                          82,793
--------------------------------------------------------------------------------

WATER - 0.03%
--------------------------------------------------------------------------------
Connecticut Water Service Inc.                              2,671         73,853
Middlesex Water Co.                                         4,628         93,948
--------------------------------------------------------------------------------
                                                                         167,801
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $224,301,198)                                                 230,315,666
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS -- 15.60%

AUSTRALIA - 0.76%
--------------------------------------------------------------------------------

Coles Myer Ltd. ADR                                        10,219        463,943
National Australia Bank Ltd.                               12,106        273,182
National Australia Bank Ltd. ADR                            3,435        384,892
Newcrest Mining Ltd.                                       34,883        340,360
News Corp. Ltd.                                             2,892         26,126
News Corp. Ltd. ADR                                         8,429        304,287
Rio Tinto PLC ADR                                           7,215        803,102
Westpac Banking Corp. ADR                                  16,195   $    978,502
--------------------------------------------------------------------------------
                                                                       3,574,394
--------------------------------------------------------------------------------

DENMARK - 0.17%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                       10,309        422,257
TDC A/S ADR                                                20,900        379,544
--------------------------------------------------------------------------------
                                                                         801,801
--------------------------------------------------------------------------------

FINLAND - 0.23%
--------------------------------------------------------------------------------
Nokia OYJ                                                   9,561        165,339
Nokia OYJ ADR                                              41,416        704,072
Stora Enso OYJ Class R                                     16,832        226,748
--------------------------------------------------------------------------------
                                                                       1,096,159
--------------------------------------------------------------------------------

FRANCE - 1.69%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                        23,097        296,796
Autoroutes du Sud de la France SA                           5,458        183,126
Aventis SA ADR                                             14,219        942,151
AXA ADR                                                    42,045        902,706
BNP Paribas SA                                              6,311        397,382
Business Objects SA/(1)/                                    1,615         56,325
Cap Gemini SA/(1)/                                          1,653         73,413
Carrefour SA                                                5,862        321,788
Compagnie de Saint-Gobain SA                                3,291        161,104
European Aeronautic Defence and
   Space Co.                                                2,722         64,719
France Telecom SA/(1)/                                      6,756        193,101
France Telecom SA ADR/(1)/                                  4,784        136,775
Groupe Wanadoo SA/(1)/                                      5,696         46,700
Lafarge SA                                                  3,012        268,223
L'Oreal SA                                                  7,421        608,431
LVMH Moet Hennessy Louis Vuitton SA                        10,094        734,640
Renault SA                                                  2,431        167,729
Sanofi-Synthelabo SA                                        4,407        331,859
STMicroelectronics NV                                       6,564        178,009
Suez SA                                                    11,182        224,683
Total SA ADR                                               14,341      1,326,686
Valeo SA                                                    2,647        106,007
Vivendi Universal SA/(1)/                                   3,137         76,249
Vivendi Universal SA ADR/(1)/                               7,022        170,494
--------------------------------------------------------------------------------
                                                                       7,969,096
--------------------------------------------------------------------------------

GERMANY - 1.15%
--------------------------------------------------------------------------------
Allianz AG                                                  2,976        375,678
DaimlerChrysler AG                                         16,229        750,104
Deutsche Bank AG                                            6,178        511,975
Deutsche Telekom AG/(1)/                                    1,856         33,969
Deutsche Telekom AG ADR/(1)/                               25,311        458,888
E.ON AG                                                    12,825        836,988
Infineon Technologies AG/(1)/                               6,568         91,296
MLP AG/(1)/                                                 5,473        107,002
Muenchener Rueckversicherungs-Gesellschaft AG               2,512        304,557
RWE AG                                                     13,510        534,571

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
SAP AG                                                          463   $   77,760
SAP AG ADR                                                   11,445      475,654
Siemens AG                                                   10,761      861,910
--------------------------------------------------------------------------------
                                                                       5,420,352
--------------------------------------------------------------------------------

GREECE - 0.04%
--------------------------------------------------------------------------------
Public Power Corp.                                            7,592      187,693
--------------------------------------------------------------------------------
                                                                         187,693
--------------------------------------------------------------------------------

HONG KONG - 0.24%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  51,500      225,540
Bank of East Asia Ltd.                                       78,800      242,076
Giordano International Ltd.                                 150,000       69,555
Hang Lung Properties Ltd.                                   119,000      152,513
Hong Kong Exchanges & Clearing Ltd.                          48,000      104,178
Sino Land Co. Ltd.                                          350,000      199,489
Wharf Holdings Ltd.                                          42,000      116,312
--------------------------------------------------------------------------------
                                                                       1,109,663
--------------------------------------------------------------------------------

IRELAND - 0.12%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                   18,163      576,675
--------------------------------------------------------------------------------
                                                                         576,675
--------------------------------------------------------------------------------

ITALY - 0.54%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                   11,344      300,484
Benetton Group SpA ADR                                       15,905      366,928
ENI-Ente Nazionale Idrocarburi SpA                            8,227      155,242
ENI-Ente Nazionale Idrocarburi SpA ADR                        7,224      686,136
Fiat SpA/(1)/                                                15,480      118,716
Fiat SpA ADR                                                 21,073      163,105
Sanpaolo IMI SpA ADR                                         28,328      734,545
--------------------------------------------------------------------------------
                                                                       2,525,156
--------------------------------------------------------------------------------

JAPAN - 3.18%
--------------------------------------------------------------------------------
Anritsu Corp./(1)/                                           12,000       80,060
Asatsu-DK Inc.                                                5,500      141,644
Bridgestone Corp.                                             9,000      121,013
Canon Inc.                                                    3,000      139,685
Canon Inc. ADR                                                1,588       75,652
CSK Corp.                                                     3,000      108,333
Daicel Chemical Industries Ltd.                              31,000      127,853
Daimaru Inc. (The)                                           24,000      133,246
Fuji Photo Film Co. Ltd. ADR                                  9,554      313,371
Fujikura Ltd.                                                13,000       76,663
Gunma Bank Ltd.                                              14,000       62,573
Hitachi Cable Ltd.                                           15,000       56,266
Hitachi Ltd. ADR                                              5,544      333,028
Honda Motor Co. Ltd.                                            700       31,091
Honda Motor Co. Ltd. ADR                                     14,509      326,453
Ito-Yokado Co. Ltd.                                           6,457      203,043
Ito-Yokado Co. Ltd. ADR/(2)/                                    362        8,645
Japan Airlines System Corp. ADR                              17,084      222,092
JFE Holdings Inc.                                             7,900      215,615
JGC Corp.                                                    14,000      146,048
JSR Corp.                                                    10,000   $  223,477
Kaken Pharmaceutical Co. Ltd.                                20,000      100,401
Katokichi Co. Ltd.                                            7,800      127,586
Kikkoman Corp.                                               28,000      199,086
Kinden Corp.                                                 41,000      193,198
Kirin Brewery Co. Ltd. ADR                                   76,810      659,798
Kubota Corp. ADR                                             18,584      389,335
Kurita Water Industries Ltd.                                 10,500      126,682
Kyocera Corp. ADR                                             2,671      178,957
Makita Corp. ADR                                             11,884      118,400
Matsushita Electric Industrial Co.
   Ltd. ADR                                                  22,483      313,413
Meitec Corp.                                                  4,500      172,996
Millea Holdings Inc.                                             14      182,887
Millea Holdings Inc. ADR                                      8,443      569,058
Mitsubishi Corp. ADR                                         19,096      407,700
Mitsubishi Gas Chemical Co. Inc.                             46,000      156,667
Mitsui & Co. Ltd. ADR                                         3,265      519,135
Mitsui Engineering & Shipbuilding
   Co. Ltd.                                                  67,000      110,656
Mitsui O.S.K. Lines Ltd.                                     34,000      165,923
Mitsui Trust Holdings Inc./(1)/                              55,000      307,409
Mitsumi Electric Co. Ltd.                                     7,100       78,175
Namco Ltd.                                                    5,700      157,964
NEC Corp. ADR                                                23,721      178,121
Nichirei Corp.                                               42,000      135,990
Nikon Corp./(1)/                                              7,000      105,552
Nippon Sanso Corp.                                           31,000      131,035
Nippon Telegraph & Telephone
   Corp. ADR                                                  8,043      197,536
Nishimatsu Construction Co. Ltd.                             49,000      162,312
Nissan Chemical Industries Ltd.                              18,000      160,399
Nissan Motor Co. Ltd.                                         4,200       47,969
Nissan Motor Co. Ltd. ADR                                     9,923      222,871
Nomura Holdings Inc.                                         16,000      272,464
NTT DoCoMo Inc.                                                 160      362,788
Oki Electric Industry Co. Ltd./(1)/                          37,000      144,658
Pioneer Corp. ADR                                             7,850      221,135
Q.P. Corp.                                                   22,500      186,853
Ricoh Corp. Ltd. ADR                                          2,589      255,664
Rohm Co. Ltd.                                                 1,500      175,795
Sekisui Chemical Co. Ltd.                                    48,000      244,546
Seven-Eleven Japan Co. Ltd.                                   5,000      151,628
77 Bank Ltd. (The)                                           10,000       56,359
Showa Denko K.K                                              49,000      110,189
Softbank Corp.                                                3,300      100,998
Sony Corp.                                                    1,200       41,541
Sony Corp. ADR                                                7,740      268,346
Sumitomo Metal Industries Ltd.                              169,000      167,155
Sumitomo Metal Mining Co. Ltd.                               11,000       81,599
Suruga Bank Ltd. (The)                                        8,000       51,432
Takeda Chemical Industries Ltd.                               8,500      337,081
Takuma Co. Ltd                                               25,000      136,465
Teikoku Oil Co. Ltd.                                         42,000      211,234
Toda Corp.                                                   50,000      141,364

LIFEPATH 2020 MASTER PORTFOLOIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Tokyo Electric Power Co. Inc. (The)                         8,400    $   184,193
Toyota Motor Corp.                                         13,000        439,115
Toyota Motor Corp. ADR                                      5,697        391,669
Ube Industries Ltd.                                        51,000        102,314
Yamazaki Baking Co. Ltd.                                   24,000        199,086
Yokogawa Electric Corp.                                    15,000        216,665
--------------------------------------------------------------------------------
                                                                      14,975,398
--------------------------------------------------------------------------------

NETHERLANDS - 1.00%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                    41,740        980,055
Aegon NV ADR                                               22,161        327,983
Akzo Nobel NV ADR                                          12,353        471,885
ING Groep NV                                                2,357         54,971
ING Groep NV ADR                                           15,416        360,889
Koninklijke Ahold NV ADR/(1)/                              30,081        233,429
Koninklijke KPN NV/(1)/                                    23,665        182,681
Koninklijke Philips Electronics NV NY                      22,377        650,947
Reed Elsevier NV ADR                                       22,113        547,297
Royal Dutch Petroleum Co.                                  17,386        916,667
--------------------------------------------------------------------------------
                                                                       4,726,804
--------------------------------------------------------------------------------

NEW ZEALAND - 0.08%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                          46,192        162,858
Telecom Corp. of New Zealand Ltd. ADR                       7,975        225,294
--------------------------------------------------------------------------------
                                                                         388,152
--------------------------------------------------------------------------------

NORWAY - 0.05%
--------------------------------------------------------------------------------
DNB NOR ASA                                                36,752        245,280
--------------------------------------------------------------------------------
                                                                         245,280
--------------------------------------------------------------------------------

PANAMA - 0.10%
--------------------------------------------------------------------------------
Carnival Corp.                                             12,175        483,713
--------------------------------------------------------------------------------
                                                                         483,713
--------------------------------------------------------------------------------

PORTUGAL - 0.08%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                      172,486        385,090
--------------------------------------------------------------------------------
                                                                         385,090
--------------------------------------------------------------------------------

SINGAPORE - 0.19%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                              1,909         19,224
Neptune Orient Lines Ltd./(1)/                            120,000        152,623
Parkway Holdings Ltd.                                     211,000        121,136
Singapore Exchange Ltd.                                   197,000        196,037
SMRT Corp. Ltd.                                           770,000        272,037
ST Assembly Test Services Ltd./(1)/                        64,000         79,892
Venture Corp. Ltd.                                          6,000         70,659
--------------------------------------------------------------------------------
                                                                         911,608
--------------------------------------------------------------------------------

SPAIN - 0.69%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                 2,170    $    95,654
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                  41,026        568,210
Banco Santander Central Hispano
   SA ADR                                                 101,283      1,216,409
Repsol YPF SA ADR                                          24,863        486,072
Telefonica SA                                               6,336         93,026
Telefonica SA ADR                                          17,784        785,875
--------------------------------------------------------------------------------
                                                                       3,245,246
--------------------------------------------------------------------------------

SWEDEN - 0.35%
--------------------------------------------------------------------------------
ASSA Abloy AB Class B                                      31,272        371,598
Hennes & Mauritz AB Class B                                11,015        261,777
Modern Times Group AB Class B/(1)/                          3,457         72,789
OM AB                                                       8,213        102,159
Svenska Cellulosa AB Class B                               10,768        439,981
Telefonaktiebolaget LM Ericsson
   AB ADR/(1)/                                             10,924        193,355
Telefonaktiebolaget LM Ericsson
   Class B/(1)/                                            63,306        113,497
WM-Data AB Class B/(1)/                                    32,921         70,918
--------------------------------------------------------------------------------
                                                                       1,626,074
--------------------------------------------------------------------------------

SWITZERLAND - 1.11%
--------------------------------------------------------------------------------
Adecco SA ADR                                              29,005        467,271
Credit Suisse Group                                        15,684        573,844
Kudelski SA - Bearer/(1)/                                   1,347         44,492
Nestle SA                                                   4,336      1,083,343
Novartis AG                                                30,057      1,364,625
Swiss Re                                                    5,426        366,340
UBS AG - Registered                                        15,623      1,069,956
Zurich Financial Services AG/(1)/                           1,837        264,391
--------------------------------------------------------------------------------
                                                                       5,234,262
--------------------------------------------------------------------------------

UNITED KINGDOM - 3.83%
--------------------------------------------------------------------------------
ARM Holdings PLC/(1)/                                      22,819         52,492
AstraZeneca PLC ADR                                        22,275      1,077,665
BAE Systems PLC                                            66,245        199,525
Barclays PLC ADR(3)                                        29,055      1,056,149
BHP Billiton PLC                                           44,433        388,164
BP PLC                                                     91,743        743,979
BP PLC ADR                                                 22,914      1,130,806
British American Tobacco PLC                               19,007        261,995
British Sky Broadcasting
   Group PLC ADR/(1)/                                       6,827        347,767
British Telecom PLC ADR                                    14,358        491,331
Cadbury Schweppes PLC ADR                                  28,624        855,571
Centrica PLC                                               84,411        318,839
Diageo PLC ADR                                             22,388      1,183,430
GlaxoSmithKline PLC ADR                                    35,085      1,635,663

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
SECURITY                                                Principal          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Hanson PLC ADR                                             15,682   $    572,393
HBOS PLC                                                   43,861        568,076
Hong Kong & Shanghai Banking ADR                           10,802        851,414
HSBC Holdings PLC                                          60,201        946,210
International Power PLC/(1)/                               73,986        163,571
National Grid Transco PLC                                  67,637        484,624
Reuters Group PLC ADR                                       6,052        153,600
Royal Bank of Scotland Group PLC                           30,801        907,578
Scottish Power PLC                                         42,494        283,173
Shell Transport & Trading Co. PLC                         113,079        841,090
Tesco PLC                                                  90,037        415,441
Unilever PLC                                               40,911        381,381
Vodafone Group PLC                                         79,456        197,000
Vodafone Group PLC ADR                                     62,167      1,556,662
--------------------------------------------------------------------------------
                                                                      18,065,589
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $72,621,721)                                                   73,548,205
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $296,922,919)                                                 303,863,871
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.01%

AUSTRALIA - 0.01%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                         1,252         37,871
--------------------------------------------------------------------------------
                                                                          37,871
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $36,181)                                                           37,871
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 33.41%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $ 9,305,000      9,703,738
   7.25%, 05/15/16                                      1,625,000      2,027,124
   8.00%, 11/15/21                                      6,030,000      8,143,799
   8.13%, 08/15/19                                      3,070,000      4,146,898
  10.38%, 11/15/12                                      3,000,000      3,827,460
U.S. Treasury Notes
   1.13%, 06/30/05                                      5,775,000      5,744,092
   1.63%, 01/31/05                                        960,000        963,712
   1.63%, 04/30/05                                      3,510,000      3,520,558
   2.00%, 08/31/05                                      3,740,000      3,764,104
   2.00%, 05/15/06                                     10,910,000     10,912,128
   2.63%, 11/15/06                                      1,370,000      1,382,148
   3.00%, 11/15/07                                      1,490,000      1,502,805
   3.25%, 08/15/07                                      3,825,000      3,901,649
   3.25%, 08/15/08                                      3,275,000      3,294,958
   3.38%, 11/15/08                                      1,155,000      1,164,159
   3.88%, 02/15/13                                      8,350,000      8,173,865
   4.00%, 11/15/12                                      3,270,000      3,238,579
   4.25%, 08/15/13                                        600,000        601,031
   4.38%, 05/15/07                                      9,230,000      9,774,062
   4.63%, 05/15/06                                    $ 8,760,000   $  9,284,234
   4.75%, 11/15/08                                      9,480,000     10,148,786
   4.88%, 02/15/12                                      6,050,000      6,407,325
   5.00%, 02/15/11                                      7,320,000      7,861,277
   5.00%, 08/15/11                                      1,810,000      1,936,982
   5.63%, 05/15/08                                      5,060,000      5,605,134
   5.75%, 11/15/05                                      2,265,000      2,431,867
   5.88%, 11/15/05                                      7,760,000      8,350,187
   6.50%, 05/15/05                                      8,290,000      8,859,938
   6.50%, 10/15/06                                      1,000,000      1,113,867
   6.50%, 02/15/10                                      1,225,000      1,423,488
   6.75%, 05/15/05                                      7,785,000      8,345,761
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $157,146,554)                                                 157,555,715
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 31.22%

MONEY MARKET FUNDS - 16.51%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        55,637,303     55,637,303
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                        17,730,958     17,730,958
BlackRock Temp Cash
   Money Market Fund/(4)/                                 635,744        635,744
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                   3,830,947      3,830,947
--------------------------------------------------------------------------------
                                                                      77,834,952
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 6.64%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                            $   805,953        805,907
   1.12%, 09/15/04/(4)(5)/                              1,611,905      1,611,792
   1.13%, 10/12/04/(4)(5)/                                805,953        805,891
   1.20%, 08/23/04/(4)(5)/                                805,953        806,395
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                              1,611,905      1,611,843
   1.11%, 04/19/04/(4)(5)/                                709,238        709,228
   1.16%, 07/15/04/(4)(5)/                                805,953        806,108
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                              1,611,905      1,611,813
   1.24%, 08/09/04/(4)/                                   402,976        402,940
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                805,953        805,953
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                 1,611,905      1,611,905
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                   322,381        322,381
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                              1,740,858      1,740,667
   1.12%, 08/16/04/(4)(5)/                                402,976        402,939
   1.13%, 05/17/04/(4)/                                   805,953        805,938
   1.14%, 04/13/04/(4)/                                   805,953        805,942

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                              Principal           Value
-------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
-------------------------------------------------------------------------------
Links Finance LLC
   1.10%, 06/28/04/(4)/                             $   805,953   $     805,874
   1.10%, 07/20/04/(4)/                                 644,762         644,691
   1.11%, 03/29/04/(4)/                                 805,953         805,953
   1.14%, 05/04/04/(4)/                                 805,953         805,939
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                            1,208,929       1,208,929
   1.17%, 12/28/04/(4)(5)/                            1,611,905       1,611,905
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                 805,953         805,953
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                               1,611,905       1,611,660
   1.10%, 07/20/04/(4)/                                 805,953         805,864
   1.13%, 07/01/04/(4)/                                 805,953         805,853
   1.24%, 08/06/04/(4)/                                 402,976         402,952
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                              483,572         483,486
   1.10%, 07/06/04/(4)(5)/                              483,572         483,546
WhistleJacket Capital LLC

   1.12%, 09/15/04/(4)(5)/                              805,953         805,839
White Pine Finance LLC

   1.10%, 08/26/04/(4)(5)/                              805,953         805,872
   1.12%, 04/20/04/(4)(5)/                              805,953         805,953
   1.12%, 11/15/04/(4)(5)/                              967,143         967,143
   1.13%, 07/06/04/(4)(5)/                              967,143         967,096
-------------------------------------------------------------------------------
                                                                     31,302,150
-------------------------------------------------------------------------------

TIME DEPOSITS - 2.48%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                               1,611,905       1,611,709
Bank of New York
   1.39%, 11/01/04/(4)/                               1,611,905       1,611,771
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                               1,208,929       1,208,836
   1.42%, 10/29/04/(4)/                               1,208,929       1,209,004
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04/(4)/                               1,208,929       1,208,790
   1.40%, 10/29/04/(4)/                               1,611,905       1,611,872
SunTrust Bank
   0.81%, 01/02/04/(4)/                               2,014,882       2,014,882
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                               1,208,929       1,208,828
-------------------------------------------------------------------------------
                                                                     11,685,692
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.39%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                               4,835,716       4,835,716
Merrill Lynch
   0.98%, 01/02/04/(4)/                               1,611,905       1,611,905
   0.98%, 01/02/04/(4)/                               1,611,905       1,611,905
   1.00%, 01/02/04/(4)/                               3,223,811       3,223,811
-------------------------------------------------------------------------------
                                                                     11,283,337
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.37%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                             $   805,953   $     805,831
   1.09%, 01/09/04/(4)/                                 805,953         805,782
   1.10%, 01/20/04/(4)/                                 805,953         805,509
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                 805,953         805,831
   1.09%, 01/20/04/(4)/                                 805,953         805,513
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                 483,572         483,411
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                 805,953         805,440
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                               1,611,905       1,611,222
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                               1,773,096       1,772,455
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                               1,450,715       1,450,275
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                               1,015,033       1,014,918
-------------------------------------------------------------------------------
                                                                     11,166,187
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.83%
-------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corporation
   1.15%, 05/12/04/(4)/                               1,208,929       1,203,870
   1.28%, 08/19/04/(4)/                                 644,762         639,489
Federal National
   Mortgage Association
   1.28%, 08/20/04/(4)/                               2,095,477       2,078,266
-------------------------------------------------------------------------------
                                                                      3,921,625
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $147,193,943)                                                147,193,943
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 129.09%
(Cost $601,299,597)                                                 608,651,400
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (29.09%)                          (137,171,527)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                              $ 471,479,873
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 77.55%

U.S. COMMON STOCKS - 58.73%

ADVERTISING - 0.13%
--------------------------------------------------------------------------------
Harte-Hanks Inc.                                              1,320   $   28,710
Interpublic Group of Companies Inc./(1)/                      4,939       77,048
Omnicom Group Inc.                                            2,070      180,773
--------------------------------------------------------------------------------
                                                                         286,531
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.82%
--------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                                   589       34,021
Boeing Co. (The)                                              9,577      403,575
General Dynamics Corp.                                        2,273      205,456
Goodrich (B.F.) Co.                                           1,567       46,524
L-3 Communications Holdings Inc./(1)/                           859       44,118
Lockheed Martin Corp.                                         4,869      250,267
Northrop Grumman Corp.                                        1,950      186,420
Raytheon Co.                                                  4,403      132,266
Rockwell Collins Inc.                                         2,277       68,378
United Technologies Corp.                                     5,063      479,821
--------------------------------------------------------------------------------
                                                                       1,850,846
--------------------------------------------------------------------------------

AIRLINES - 0.10%
--------------------------------------------------------------------------------
AMR Corp./(1)/                                                1,662       21,523
Continental Airlines Inc. Class B/(1)/                          832       13,537
Delta Air Lines Inc.                                          1,828       21,589
Northwest Airlines Corp./(1)/                                 1,001       12,633
Southwest Airlines Co.                                        9,070      146,390
--------------------------------------------------------------------------------
                                                                         215,672
--------------------------------------------------------------------------------

APPAREL - 0.17%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,639       57,742
Liz Claiborne Inc.                                            1,732       61,417
Nike Inc. Class B                                             2,935      200,930
VF Corp.                                                      1,337       57,812
--------------------------------------------------------------------------------
                                                                         377,901
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.37%
--------------------------------------------------------------------------------
Ford Motor Company                                           20,618      329,888
General Motors Corp.                                          6,084      324,886
Navistar International Corp./(1)/                             1,106       52,966
PACCAR Inc.                                                   1,497      127,425
--------------------------------------------------------------------------------
                                                                         835,165
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
Dana Corp.                                                    2,067       37,929
Delphi Corp.                                                  6,583       67,212
Goodyear Tire & Rubber Co. (The)/(1)/                         2,652       20,845
Lear Corp.                                                      983       60,287
Visteon Corp.                                                 3,065       31,907
--------------------------------------------------------------------------------
                                                                         218,180
--------------------------------------------------------------------------------

BANKS - 4.77%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               3,750   $   91,875
Associated Bancorp                                            1,572       67,046
Bank of America Corp.                                        18,740    1,507,258
Bank of Hawaii Corp.                                          1,383       58,363
Bank of New York Co. Inc. (The)                               8,704      288,276
Bank One Corp.                                               11,866      540,971
Banknorth Group Inc.                                          2,705       87,994
BB&T Corp.                                                    5,891      227,628
Century Bancorp Inc. Class A                                  1,609       57,055
Charter One Financial Inc.                                    2,021       69,826
Citizens Banking Corp.                                        1,700       55,624
City National Corp.                                             779       48,391
Comerica Inc.                                                 1,610       90,257
Commerce Bancorp Inc.                                           817       43,040
Commerce Bancshares Inc.                                      1,436       70,393
Compass Bancshares Inc.                                       1,922       75,554
Eastern Virginia Bankshares                                   2,101       61,055
Fifth Third Bancorp                                           5,655      334,211
First Citizens Banc Corp.                                     2,938       83,175
First State Bancorp                                           2,023       70,299
First Tennessee National Corp.                                1,454       64,121
FleetBoston Financial Corp.                                  12,216      533,228
Golden West Financial Corp.                                   1,550      159,944
GreenPoint Financial Corp.                                    1,993       70,393
Heartland Financial USA Inc.                                  1,395       25,947
Hibernia Corp. Class A                                        2,598       61,079
Hudson United Bancorp                                         2,000       73,900
Huntington Bancshares Inc.                                    2,058       46,305
KeyCorp                                                       3,403       99,776
M&T Bank Corp.                                                  884       86,897
Marshall & Ilsley Corp.                                       2,754      105,340
Mellon Financial Corp.                                        4,721      151,591
Mercantile Bankshares Corp.                                   1,425       64,951
Nara Bancorp Inc.                                             2,216       60,497
National City Corp.                                           5,949      201,909
National Commerce Financial Corp.                             3,167       86,396
New York Community Bancorp Inc.                               3,390      128,989
North Fork Bancorp Inc.                                       1,406       56,901
Northern Trust Corp.                                          2,484      115,307
Old Point Financial Corp.                                     3,110       98,742
PNC Financial Services Group                                  2,430      132,994
Popular Inc.                                                  1,814       81,521
Regions Financial Corp.                                       1,892       70,382
Sky Financial Group Inc.                                      2,817       73,073
SouthTrust Corp.                                              3,169      103,721
Sovereign Bancorp Inc.                                        4,234      100,557
State Street Corp.                                            3,767      196,185
SunTrust Banks Inc.                                           2,713      193,979
Synovus Financial Corp.                                       3,743      108,248
TCF Financial Corp.                                             743       38,153
Trustmark Corp.                                               1,620       47,417
U.S. Bancorp                                                 21,974      654,386
UCBH Holdings Inc.                                            2,643      102,998
Union Planters Corp.                                          1,776       55,926

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
UnionBanCal Corp.                                              822   $    47,298
Valley National Bancorp                                      2,610        76,212
Wachovia Corp.                                              14,517       676,347
Washington Federal Inc.                                      2,879        81,764
Washington Mutual Inc.                                      10,162       407,699
Wells Fargo & Company                                       18,582     1,094,294
Wilmington Trust Corp.                                       1,618        58,248
Zions Bancorporation                                         1,201        73,657
--------------------------------------------------------------------------------
                                                                      10,695,563
--------------------------------------------------------------------------------

BEVERAGES - 1.45%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                9,157       482,391
Brown-Forman Corp. Class B                                     600        56,070
Coca-Cola Co. (The)                                         32,047     1,626,385
Coca-Cola Enterprises Inc.                                   4,803       105,042
Coors (Adolf) Company Class B                                  426        23,899
Pepsi Bottling Group Inc.                                    3,000        72,540
PepsiAmericas Inc.                                           2,115        36,209
PepsiCo Inc.                                                18,120       844,754
--------------------------------------------------------------------------------
                                                                       3,247,290
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.72%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                             13,987       864,397
Applera Corp. - Celera Genomics Group/(1)/                   2,038        28,349
Biogen Idec Inc./(1)/                                        3,768       138,587
Cephalon Inc./(1)/                                             897        43,424
Chiron Corp./(1)/                                            2,128       121,275
CuraGen Corp./(1)/                                           4,078        29,892
Genentech Inc./(1)/                                          2,087       195,281
Genzyme Corp. - General Division/(1)/                        2,626       129,567
Millennium Pharmaceuticals Inc./(1)/                         3,884        72,514
--------------------------------------------------------------------------------
                                                                       1,623,286
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                          760        76,532
Masco Corp.                                                  5,250       143,902
Vulcan Materials Co.                                         1,544        73,448
--------------------------------------------------------------------------------
                                                                         293,882
--------------------------------------------------------------------------------

CHEMICALS - 0.86%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                2,446       129,222
Ashland Inc.                                                   889        39,169
Cabot Corp.                                                  1,456        46,359
Crompton Corp.                                               2,743        19,667
Dow Chemical Co. (The)                                       9,804       407,552
Du Pont (E.I.) de Nemours and Co.                           10,339       474,457
Eastman Chemical Co.                                           892        35,261
Engelhard Corp.                                              1,515        45,374
IMC Global Inc.                                              1,055        10,476
Lubrizol Corp.                                               1,535        49,918
Lyondell Chemical Co.                                        2,141        36,290
Millennium Chemicals Inc.                                      895        11,349
Monsanto Co.                                                 2,958        85,131
Olin Corp.                                                   1,597   $    32,036
PPG Industries Inc.                                          1,875       120,037
Praxair Inc.                                                 3,354       128,123
Rohm & Haas Co.                                              2,540       108,483
Sherwin-Williams Co. (The)                                   1,597        55,480
Sigma-Aldrich Corp.                                            741        42,370
Valspar Corp. (The)                                          1,250        61,775
--------------------------------------------------------------------------------
                                                                       1,938,529
--------------------------------------------------------------------------------

COAL - 0.01%
--------------------------------------------------------------------------------
Massey Energy Co.                                            1,366        28,413
--------------------------------------------------------------------------------
                                                                          28,413
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.98%
--------------------------------------------------------------------------------
Actuant Corp. Class A/(1)/                                   1,452        52,562
Apollo Group Inc. Class A/(1)/                               2,178       148,104
Arbitron Inc./(1)/                                             775        32,333
Block (H & R) Inc.                                           2,063       114,228
Career Education Corp./(1)/                                  1,380        55,297
Caremark Rx Inc./(1)/                                        2,883        73,026
Cendant Corp./(1/                                           12,154       270,670
Concord EFS Inc./(1)/                                        5,737        85,137
Convergys Corp./(1)/                                         2,266        39,564
Deluxe Corp.                                                   877        36,246
Donnelley (R.R.) & Sons Co.                                  1,955        58,943
Dun & Bradstreet Corp./(1)/                                    981        49,747
Ecolab Inc.                                                  2,912        79,701
Equifax Inc.                                                 1,713        41,968
Fair Isaac Corp.                                               737        36,231
First Health Group Corp./(1)/                                1,716        33,393
Hudson Highland Group Inc./(1)/                                112         2,671
InterActiveCorp/(1)/                                         4,087       138,672
iPayment Holdings Inc./(1)/                                  1,065        36,210
Iron Mountain Inc./(1)/                                      1,183        46,776
Landauer Inc.                                                1,275        51,994
Manpower Inc.                                                1,378        64,876
McKesson Corp.                                               3,255       104,681
Monster Worldwide Inc./(1)/                                  1,500        32,940
Moody's Corp.                                                1,570        95,063
MPS Group Inc./(1)/                                          2,303        21,533
Paychex Inc.                                                 4,155       154,566
Petroleum Helicopters Inc./(1)/                              1,217        29,816
Rent-A-Center Inc./(1)/                                      1,787        53,396
Robert Half International Inc./(1)/                          2,340        54,616
ServiceMaster Co. (The)                                      4,545        52,949
Valassis Communications Inc./(1)/                              788        23,128
Viad Corp.                                                   1,512        37,800
--------------------------------------------------------------------------------
                                                                       2,208,837
--------------------------------------------------------------------------------

COMPUTERS - 3.32%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/               1,090        59,361
Apple Computer Inc./(1)/                                     4,014        85,779
Brocade Communications Systems Inc./(1)/                     4,051        23,415

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMPUTERS (Continued)
--------------------------------------------------------------------------------
Ceridian Corp./(1)/                                          2,190   $    45,859
Cisco Systems Inc./(1)/                                     74,702     1,814,512
Computer Sciences Corp./(1)/                                 2,221        98,235
Dell Inc./(1)/                                              27,509       934,206
Diebold Inc.                                                 1,097        59,095
DST Systems Inc./(1)/                                        1,022        42,679
Echelon Corp./(1)/                                           1,392        15,507
Electronic Data Systems Corp.                                5,446       133,645
Electronics For Imaging Inc./(1)/                            1,077        28,024
EMC Corp./(1)/                                              26,156       337,936
Enterasys Networks Inc./(1)/                                 3,377        12,664
FactSet Research Systems Inc.                                  651        24,875
Gateway Inc./(1)/                                            6,142        28,253
Hewlett-Packard Co.                                         34,695       796,944
Imation Corp.                                                  660        23,199
International Business Machines Corp.                       18,332     1,699,010
Internet Security Systems Inc./(1)/                          1,212        22,822
Juniper Networks Inc./(1)/                                   3,788        70,760
Lexmark International Inc./(1)/                              1,380       108,523
Maxtor Corp./(1)/                                            3,164        35,120
McDATA Corp. Class A/(1)/                                    2,357        22,462
Mentor Graphics Corp./(1)/                                   1,504        21,868
Mindspeed Technologies Inc./(1)/                             3,448        23,619
NCR Corp./(1)/                                               1,397        54,204
Network Appliance Inc./(1)/                                  3,975        81,607
PalmOne Inc./(1)/                                            1,683        19,775
Quantum Corp./(1)/                                           1,386         4,324
RSA Security Inc./(1)/                                       1,784        25,333
SanDisk Corp./(1)/                                             666        40,719
Seagate Technology Inc./(2)/                                 2,893            --
Storage Technology Corp./(1)/                                1,664        42,848
Sun Microsystems Inc./(1)/                                  33,453       150,204
SunGard Data Systems Inc./(1)/                               3,315        91,859
Synopsys Inc./(1)/                                           1,398        47,196
3Com Corp./(1)/                                              5,231        42,737
Unisys Corp./(1)/                                            3,964        58,865
VeriSign Inc./(1)/                                           2,631        42,885
Veritas Software Corp./(1)/                                  4,952       184,016
--------------------------------------------------------------------------------
                                                                       7,454,944
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.26%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                     828        52,230
Avon Products Inc.                                           2,635       177,836
Colgate-Palmolive Co.                                        5,665       283,533
Estee Lauder Companies Inc. Class A                          1,219        47,858
Gillette Co. (The)                                          10,784       396,096
International Flavors & Fragrances Inc.                      1,253        43,755
Kimberly-Clark Corp.                                         4,994       295,095
Procter & Gamble Co.                                        15,372     1,535,355
--------------------------------------------------------------------------------
                                                                       2,831,758
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.19%
--------------------------------------------------------------------------------
CDW Corp.                                                      785        45,342
Costco Wholesale Corp./(1)/                                  5,287       196,571
Fastenal Co.                                                   985        49,191
Genuine Parts Co.                                            1,863   $    61,852
Grainger (W.W.) Inc.                                           884        41,893
Tech Data Corp./(1)/                                           789        31,315
--------------------------------------------------------------------------------
                                                                         426,164
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.23%
--------------------------------------------------------------------------------
American Express Co.                                        13,852       668,082
American International Group Inc.                           31,557     2,091,598
AmeriCredit Corp./(1)/                                       2,287        36,432
Bear Stearns Companies Inc. (The)                            1,036        82,828
Capital One Financial Corp.                                  2,799       171,551
CIT Group Inc.                                               2,631        94,584
Citigroup Inc.                                              59,820     2,903,663
Citigroup Inc. Warrants
  (Expires 12/31/50)/(1)/                                      900           954
Countrywide Financial Corp.                                  2,153       163,305
Edwards (A.G.) Inc.                                          1,527        55,323
Fannie Mae                                                  10,217       766,888
Federal Agricultural Mortgage Corp./(1)/                     1,118        35,731
Federated Investors Inc. Class B                             1,300        38,168
Financial Federal Corp./(1)/                                   903        27,587
Franklin Resources Inc.                                      2,890       150,453
Freddie Mac                                                  7,664       446,964
Gabelli Asset Management Inc. Class A                        1,334        53,093
Goldman Sachs Group Inc. (The)                               5,338       527,021
Janus Capital Group Inc.                                     3,532        57,960
JP Morgan Chase & Co.                                       23,196       851,989
Legg Mason Inc.                                                728        56,187
Lehman Brothers Holdings Inc.                                3,054       235,830
MBNA Corp.                                                  14,752       366,587
Merrill Lynch & Co. Inc.                                    10,744       630,136
Morgan Stanley                                              12,375       716,141
Providian Financial Corp./(1)/                               4,469        52,019
Schwab (Charles) Corp. (The)                                15,689       185,758
SLM Corp.                                                    4,620       174,082
T. Rowe Price Group Inc.                                     1,914        90,743
--------------------------------------------------------------------------------
                                                                      11,731,657
--------------------------------------------------------------------------------

ELECTRIC - 1.50%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         7,631        72,037
Ameren Corp.                                                 1,731        79,626
American Electric Power Co. Inc.                             4,814       146,875
Calpine Corp./(1)/                                           5,878        28,273
CenterPoint Energy Inc.                                      4,543        44,022
Cinergy Corp.                                                1,920        74,515
Consolidated Edison Inc.                                     2,008        86,364
Constellation Energy Group Inc.                              2,149        84,155
Dominion Resources Inc.                                      3,435       219,256
DTE Energy Co.                                               1,518        59,809
Duke Energy Corp.                                            9,985       204,193
Edison International/(1)/                                    3,650        80,044
Energy East Corp.                                            2,711        60,726
Entergy Corp.                                                2,462       140,654
Exelon Corp.                                                 3,672       243,674

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ELECTRIC (Continued)
--------------------------------------------------------------------------------
FirstEnergy Corp.                                             3,902   $  137,350
FPL Group Inc.                                                1,915      125,279
Hawaiian Electric Industries Inc.                             1,278       60,539
NiSource Inc.                                                 3,741       82,078
Northeast Utilities                                           3,738       75,395
NSTAR                                                         1,593       77,260
Pepco Holdings Inc.                                           2,092       40,878
PG&E Corp./(1)/                                               4,988      138,517
Pinnacle West Capital Corp.                                   1,263       50,545
PPL Corp.                                                     2,237       97,869
Progress Energy Inc.                                          2,781      125,868
Public Service Enterprise Group Inc.                          2,614      114,493
Reliant Resources Inc./(1)/                                   4,768       35,092
SCANA Corp.                                                   2,519       86,276
Southern Company                                              7,848      237,402
Texas Genco Holdings Inc.                                       149        4,842
TXU Corp.                                                     3,394       80,506
Wisconsin Energy Corp.                                        2,045       68,405
Xcel Energy Inc.                                              6,114      103,816
--------------------------------------------------------------------------------
                                                                       3,366,633
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
--------------------------------------------------------------------------------
American Power Conversion Corp.                               2,715       66,382
Hubbell Inc. Class B                                          1,143       50,406
Molex Inc.                                                    2,401       83,771
--------------------------------------------------------------------------------
                                                                         200,559
--------------------------------------------------------------------------------

ELECTRONICS - 0.56%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                                5,606      163,919
Applera Corp. - Applied Biosystems Group                      3,208       66,438
Arrow Electronics Inc./(1)/                                   1,315       30,429
Avnet Inc./(1)/                                               1,871       40,526
AVX Corp.                                                     1,680       27,922
Cabot Microelectronics Corp./(1)/                               506       24,794
Cognex Corp.                                                    915       25,840
Cymer Inc./(1)/                                                 583       26,929
Jabil Circuit Inc./(1)/                                       2,757       78,023
Johnson Controls Inc.                                         1,085      125,990
Millipore Corp./(1)/                                          1,170       50,368
Parker Hannifin Corp.                                         1,449       86,215
PerkinElmer Inc.                                              2,438       41,617
Sanmina-SCI Corp./(1)/                                        6,684       84,285
Solectron Corp./(1)/                                         10,631       62,829
Symbol Technologies Inc.                                      3,431       57,950
Tektronix Inc.                                                1,552       49,043
Thermo Electron Corp./(1)/                                    2,280       57,456
Thomas & Betts Corp.                                          1,314       30,077
Varian Inc./(1)/                                                844       35,220
Vishay Intertechnology Inc./(1)/                              2,140       49,006
Waters Corp./(1)/                                             1,585       52,559
--------------------------------------------------------------------------------
                                                                       1,267,435
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                   1,182   $   46,854
--------------------------------------------------------------------------------
                                                                          46,854
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
Dover Motorsports Inc.                                        9,600       33,600
International Game Technology Inc.                            3,997      142,693
Macrovision Corp./(1)/                                        1,223       27,628
--------------------------------------------------------------------------------
                                                                         203,921
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
--------------------------------------------------------------------------------
Republic Services Inc.                                        2,118       54,284
Waste Management Inc.                                         7,172      212,291
--------------------------------------------------------------------------------
                                                                         266,575
--------------------------------------------------------------------------------

FOOD - 1.04%
--------------------------------------------------------------------------------
Albertson's Inc.                                              3,441       77,939
Archer-Daniels-Midland Co.                                    6,908      105,140
Arden Group Inc. Class A                                        200       15,500
Campbell Soup Co.                                             4,056      108,701
ConAgra Foods Inc.                                            5,505      145,277
Dean Foods Co./(1)/                                           2,072       68,107
Del Monte Foods Co./(1)/                                        972       10,109
General Mills Inc.                                            3,875      175,537
Heinz (H.J.) Co.                                              4,107      149,618
Hershey Foods Corp.                                             993       76,451
Hormel Foods Corp.                                            1,545       39,876
Kellogg Co.                                                   4,107      156,395
Kraft Foods Inc.                                              2,744       88,412
Kroger Co./(1)/                                               8,053      149,061
McCormick & Co. Inc.                                          1,660       49,966
Safeway Inc./(1)/                                             4,581      100,370
Sara Lee Corp.                                                8,361      181,517
Smithfield Foods Inc./(1)/                                    1,814       37,550
Smucker (J.M.) Co. (The)                                      1,471       66,622
SUPERVALU Inc.                                                1,924       55,007
Sysco Corp.                                                   7,024      261,504
Tyson Foods Inc. Class A                                      3,571       47,280
Whole Foods Market Inc./(1)/                                    445       29,873
Winn-Dixie Stores Inc.                                        1,163       11,572
Wrigley (William Jr.) Co.                                     2,160      121,414
--------------------------------------------------------------------------------
                                                                       2,328,798
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.34%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                           1,026       33,714
Bowater Inc.                                                    820       37,974
Georgia-Pacific Corp.                                         3,210       98,451
International Paper Co.                                       5,008      215,895
MeadWestvaco Corp.                                            2,347       69,823
Plum Creek Timber Co. Inc.                                    2,987       90,954
Temple-Inland Inc.                                              974       61,041
Weyerhaeuser Co.                                              2,448      156,672
--------------------------------------------------------------------------------
                                                                         764,524
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GAS - 0.08%
--------------------------------------------------------------------------------
KeySpan Corp.                                                 1,616   $   59,469
Nicor Inc.                                                    1,366       46,499
Sempra Energy                                                 2,706       81,342
--------------------------------------------------------------------------------
                                                                         187,310
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.20%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            955       47,101
Emerson Electric Co.                                          4,397      284,706
SPX Corp./(1)/                                                1,007       59,222
Stanley Works (The)                                           1,262       47,792
--------------------------------------------------------------------------------
                                                                         438,821
--------------------------------------------------------------------------------

HEALTH CARE - 2.82%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,816      122,725
AMERIGROUP Corp./(1)/                                           911       38,854
Anthem Inc./(1)/                                              1,706      127,950
Apogent Technologies Inc./(1)/                                1,894       43,638
Apria Healthcare Group Inc./(1)/                              1,333       37,951
Bard (C.R.) Inc.                                                667       54,194
Bausch & Lomb Inc.                                              875       45,412
Baxter International Inc.                                     6,592      201,188
Beckman Coulter Inc.                                            911       46,306
Becton, Dickinson & Co.                                       2,885      118,689
Biomet Inc.                                                   2,889      105,188
Boston Scientific Corp./(1)/                                  9,058      332,972
Cerner Corp./(1)/                                               795       30,091
Covance Inc./(1)/                                             1,217       32,616
Express Scripts Inc./(1)/                                     1,029       68,356
Guidant Corp.                                                 3,544      213,349
HCA Inc.                                                      5,860      251,746
Health Management Associates Inc.
   Class A                                                    3,322       79,728
Health Net Inc./(1)/                                          1,772       57,944
IDEXX Laboratories Inc./(1)/                                  1,024       47,391
Johnson & Johnson                                            34,195    1,766,514
Laboratory Corp. of America Holdings/(1)/                     1,676       61,928
Lincare Holdings Inc./(1)/                                    1,464       43,964
Matria Healthcare Inc./(1)/                                   1,994       42,133
Medco Health Solutions Inc./(1)/                              2,004       68,116
Medtronic Inc.                                               13,106      637,083
Micro Therapeutics Inc./(1)/                                  3,778       12,203
Mid Atlantic Medical Services Inc./(1)/                         797       51,646
Oxford Health Plans Inc./(1)/                                   959       41,716
PacifiCare Health Systems Inc./(1)/                             710       47,996
Pediatrix Medical Group Inc./(1)/                               697       38,398
Quest Diagnostics Inc./(1)/                                   1,338       97,821
Renal Care Group Inc./(1)/                                    1,425       58,710
St. Jude Medical Inc./(1)/                                    1,934      118,651
Steris Corp./(1)/                                             1,145       25,877
Stryker Corp.                                                 2,161      183,707
Tenet Healthcare Corp./(1)/                                   5,257       84,375
UnitedHealth Group Inc.                                       6,674      388,293
Universal Health Services Inc. Class B                          673       36,154
Varian Medical Systems Inc./(1)/                                708       48,923
Viasys Healthcare Inc./(1)/                                   1,497   $   30,838
Vital Images Inc./(1)/                                        1,589       28,348
WellPoint Health Networks Inc./(1)/                           1,821      176,619
Zimmer Holdings Inc./(1)/                                     2,651      186,630
--------------------------------------------------------------------------------
                                                                       6,332,931
--------------------------------------------------------------------------------

HOME BUILDERS - 0.18%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       31          744
Centex Corp.                                                    765       82,352
D.R. Horton Inc.                                              1,929       83,449
KB Home                                                         744       53,955
Lennar Corp. Class A                                            771       74,016
Lennar Corp. Class B                                             59        5,393
NVR Inc./(1)/                                                    72       33,552
Pulte Homes Inc.                                                730       68,343
--------------------------------------------------------------------------------
                                                                         401,804
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.15%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                    1,204       50,424
Harman International Industries Inc.                            936       69,245
Hooker Furniture Corp.                                        1,400       57,120
Leggett & Platt Inc.                                          2,475       53,534
Maytag Corp.                                                  1,354       37,709
Whirlpool Corp.                                               1,002       72,795
--------------------------------------------------------------------------------
                                                                         340,827
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.19%
--------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                         1,640       35,867
Avery Dennison Corp.                                          1,079       60,446
Clorox Co.                                                    2,100      101,976
Dial Corp. (The)                                              1,667       47,459
Fortune Brands Inc.                                           1,661      118,745
Newell Rubbermaid Inc.                                        3,029       68,970
--------------------------------------------------------------------------------
                                                                         433,463
--------------------------------------------------------------------------------

INSURANCE - 1.82%
--------------------------------------------------------------------------------
ACE Ltd.                                                      3,135      129,852
AFLAC Inc.                                                    5,790      209,482
Allmerica Financial Corp./(1)/                                1,108       34,093
Allstate Corp. (The)                                          7,341      315,810
Ambac Financial Group Inc.                                    1,064       73,831
American Financial Group Inc.                                 1,357       35,906
American National Insurance Co.                                 169       14,259
AON Corp.                                                     3,634       86,998
Chubb Corp.                                                   2,024      137,834
CIGNA Corp.                                                   1,643       94,472
Cincinnati Financial Corp.                                    1,665       69,730
Fidelity National Financial Inc.                              1,845       71,549
Hancock (John) Financial Services Inc.                        3,110      116,625
Hartford Financial Services Group Inc.                        3,149      185,885
Jefferson-Pilot Corp.                                         1,095       55,462
Lincoln National Corp.                                        2,013       81,265
Loews Corp.                                                   1,718       84,955

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------
INSURANCE (Continued)
--------------------------------------------------------------------------------
Markel Corp./(1)/                                               169   $   42,843
Marsh & McLennan Companies Inc.                               5,726      274,218
MBIA Inc.                                                     1,539       91,155
Mercury General Corp.                                           873       40,638
MetLife Inc.                                                  8,549      287,845
MGIC Investment Corp.                                         1,103       62,805
MONY Group Inc. (The)/(1)/                                    1,571       49,157
Old Republic International Corp.                              2,118       53,712
PMI Group Inc. (The)                                          1,235       45,979
Principal Financial Group Inc.                                3,567      117,961
Progressive Corp. (The)                                       2,439      203,876
Protective Life Corp.                                         1,326       44,872
Prudential Financial Inc.                                     6,089      254,338
Radian Group Inc.                                             1,292       62,985
SAFECO Corp.                                                  1,296       50,453
St. Paul Companies Inc.                                       2,495       98,927
Torchmark Corp.                                               1,093       49,775
Transatlantic Holdings Inc.                                     352       28,442
Travelers Property Casualty Corp. Class B                    10,362      175,843
21st Century Insurance Group                                  1,526       20,982
Unitrin Inc.                                                  1,592       65,925
UNUMProvident Corp.                                           3,316       52,293
XL Capital Ltd. Class A                                       1,442      111,827
--------------------------------------------------------------------------------
                                                                       4,084,859
--------------------------------------------------------------------------------

IRON / STEEL - 0.09%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   2,508       33,156
Nucor Corp.                                                     850       47,600
Schnitzer Steel Industries Inc. Class A                       1,970      119,185
--------------------------------------------------------------------------------
                                                                         199,941
--------------------------------------------------------------------------------

LEISURE TIME - 0.14%
--------------------------------------------------------------------------------
Brunswick Corp.                                               1,715       54,588
Callaway Golf Co.                                               992       16,715
Harley-Davidson Inc.                                          3,415      162,315
Polaris Industries Inc.                                         497       44,024
Sabre Holdings Corp.                                          1,873       40,438
--------------------------------------------------------------------------------
                                                                         318,080
--------------------------------------------------------------------------------

LODGING - 0.21%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,318       65,597
Hilton Hotels Corp.                                           4,012       68,726
Mandalay Resort Group                                           923       41,277
Marriott International Inc. Class A                           2,710      125,202
MGM Mirage/(1)/                                               1,168       43,928
Park Place Entertainment Corp./(1)/                           3,965       42,941
Starwood Hotels & Resorts Worldwide Inc.                      2,231       80,249
--------------------------------------------------------------------------------
                                                                         467,920
--------------------------------------------------------------------------------

MACHINERY - 0.38%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              3,983      330,669
Deere & Co.                                                   2,688      174,854
Dover Corp.                                                   2,499       99,335
Ingersoll-Rand Co. Class A                                    2,101   $  142,616
Robbins & Myers Inc.                                          1,401       26,605
Rockwell Automation Inc.                                      2,247       79,993
--------------------------------------------------------------------------------
                                                                         854,072
--------------------------------------------------------------------------------

MANUFACTURERS - 2.85%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                        1,494       86,547
Crane Co.                                                     1,646       50,598
Danaher Corp.                                                 1,829      167,811
Eastman Kodak Co.                                             3,401       87,304
Eaton Corp.                                                     878       94,806
General Electric Co.                                        116,813    3,618,867
Harsco Corp.                                                  1,267       55,520
Honeywell International Inc.                                  9,931      331,993
Illinois Tool Works Inc.                                      3,430      287,811
ITT Industries Inc.                                           1,034       76,733
Jacuzzi Brands Inc./(1)/                                      2,072       14,690
Pall Corp.                                                    2,205       59,160
Pentair Inc.                                                  1,226       56,028
Textron Inc.                                                  1,651       94,206
3M Co.                                                        8,190      696,396
Tyco International Ltd.                                      22,906      607,009
--------------------------------------------------------------------------------
                                                                       6,385,479
--------------------------------------------------------------------------------

MEDIA - 2.53%
--------------------------------------------------------------------------------
Beasley Broadcast Group Inc. Class A/(1)/                     1,495       24,563
Belo (A.H.) Corp.                                             2,093       59,316
Cablevision Systems Corp./(1)/                                1,400       32,746
Clear Channel Communications Inc.                             6,971      326,452
Comcast Corp. Class A/(1)/                                   34,523    1,134,771
Dow Jones & Co. Inc.                                          1,307       65,154
Fox Entertainment Group Inc. Class A/(1)/                     2,160       62,964
Gannett Co. Inc.                                              2,807      250,272
Gemstar-TV Guide International Inc./(1)/                      4,592       23,190
Hearst-Argyle Television Inc.                                 1,410       38,860
Hollinger International Inc.                                  3,150       49,203
Hughes Electronics Corp./(1)/                                 7,502      124,158
Knight Ridder Inc.                                              721       55,784
Liberty Media Corp. Class A/(1)/                             27,800      330,542
McGraw-Hill Companies Inc. (The)                              1,964      137,323
Meredith Corp.                                                  861       42,025
New York Times Co. Class A                                    1,446       69,104
Readers Digest Association Inc. (The)                         2,567       37,632
Scripps (E.W.) Co. Class A                                      340       32,008
Time Warner Inc./(1)/                                        51,896      933,609
Tribune Co.                                                   3,210      165,636
UnitedGlobalCom Inc. Class A/(1)/                             3,303       28,009
Univision Communications Inc. Class A/(1)/                    3,863      153,322
Viacom Inc. Class B                                          19,804      878,902
Walt Disney Co. (The)                                        22,372      521,939
Washington Post Company (The) Class B                            59       46,693
Westwood One Inc./(1)/                                        1,405       48,065
--------------------------------------------------------------------------------
                                                                       5,672,242
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
MINING - 0.34%
--------------------------------------------------------------------------------
Alcoa Inc.                                                   10,037   $  381,406
Newmont Mining Corp.                                          6,116      297,299
Phelps Dodge Corp./(1)/                                       1,058       80,503
--------------------------------------------------------------------------------
                                                                         759,208
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.16%
--------------------------------------------------------------------------------
Herman Miller Inc.                                            1,655       40,167
HON Industries Inc.                                           1,589       68,835
Imagistics International Inc./(1)/                              857       32,137
Pitney Bowes Inc.                                             2,222       90,258
Xerox Corp./(1)/                                              8,817      121,675
--------------------------------------------------------------------------------
                                                                         353,072
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.11%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              902       47,959
Anadarko Petroleum Corp.                                      2,725      139,002
Apache Corp.                                                  1,750      141,925
Burlington Resources Inc.                                     2,135      118,236
Chesapeake Utilities Corp.                                    3,934      102,481
ChevronTexaco Corp.                                          12,014    1,037,889
ConocoPhillips                                                7,528      493,611
Cross Timbers Royalty Trust                                      14          399
Devon Energy Corp.                                            2,692      154,144
Diamond Offshore Drilling Inc.                                1,374       28,181
ENSCO International Inc.                                      1,754       47,656
EOG Resources Inc.                                            1,192       55,035
Equitable Resources Inc.                                      1,336       57,341
Exxon Mobil Corp.                                            75,707    3,103,987
Houston Exploration Co./(1)/                                  1,092       39,880
Kerr-McGee Corp.                                              1,431       66,527
Kinder Morgan Inc.                                            1,469       86,818
Marathon Oil Corp.                                            3,514      116,278
Murphy Oil Corp.                                              1,209       78,960
Nabors Industries Ltd./(1)/                                   1,947       80,800
Noble Corp./(1)/                                              1,484       53,098
Noble Energy Inc.                                             1,342       59,625
Occidental Petroleum Corp.                                    3,710      156,710
Patina Oil & Gas Corp.                                        1,090       53,399
Penn Virginia Corp.                                           1,413       78,633
Pioneer Natural Resources Co./(1)/                            1,678       53,579
Plains Exploration & Production Co./(1)/                      1,900       29,241
Plains Resource Inc./(1)/                                     2,291       36,771
Rowan Companies Inc./(1)/                                     1,398       32,392
Sunoco Inc.                                                   1,175       60,101
Transocean Inc./(1)/                                          4,663      111,959
Unocal Corp.                                                  2,564       94,432
Valero Energy Corp.                                           1,754       81,280
XTO Energy Inc.                                               2,695       76,268
--------------------------------------------------------------------------------
                                                                       6,974,597
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.36%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             2,950       94,872
BJ Services Co./(1)/                                          2,006       72,015
Cooper Cameron Corp./(1)/                                       491   $   22,881
Grant Prideco Inc./(1)/                                       3,172       41,299
Halliburton Co.                                               5,051      131,326
Patterson-UTI Energy Inc./(1)/                                1,612       53,067
Schlumberger Ltd.                                             5,659      309,660
Smith International Inc./(1)/                                 1,240       51,485
Varco International Inc./(1)/                                 1,882       38,826
--------------------------------------------------------------------------------
                                                                         815,431
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
--------------------------------------------------------------------------------
Ball Corp.                                                      634       37,767
Bemis Co.                                                       754       37,700
Pactiv Corp./(1)/                                             1,843       44,048
Sealed Air Corp./(1)/                                         1,213       65,672
Smurfit-Stone Container Corp.                                 3,297       61,225
Sonoco Products Co.                                           1,666       41,017
--------------------------------------------------------------------------------
                                                                         287,429
--------------------------------------------------------------------------------

PHARMACEUTICALS - 3.96%
--------------------------------------------------------------------------------
Abbott Laboratories                                          16,721      779,199
Abgenix Inc./(1)/                                             2,174       27,088
Advanced Medical Optics Inc./(1)/                             1,848       36,313
Allergan Inc.                                                 1,364      104,769
AmerisourceBergen Corp.                                       1,300       72,995
Bone Care International Inc./(1)/                             3,074       39,163
Bristol-Myers Squibb Co.                                     21,301      609,209
Cardinal Health Inc.                                          4,935      301,825
Celgene Corp./(1)/                                            1,461       65,774
DENTSPLY International Inc.                                   1,170       52,849
Discovery Laboratories Inc./(1)/                              3,800       39,862
Forest Laboratories Inc./(1)/                                 3,897      240,835
Gilead Sciences Inc./(1)/                                     2,183      126,920
IVAX Corp./(1)/                                               2,038       48,667
King Pharmaceuticals Inc./(1)/                                2,993       45,673
Lilly (Eli) & Co.                                            11,971      841,920
Medicis Pharmaceutical Corp. Class A                            522       37,219
MedImmune Inc./(1)/                                           3,104       78,842
Merck & Co. Inc.                                             25,536    1,179,763
Mylan Laboratories Inc.                                       2,865       72,370
Neurocrine Biosciences Inc./(1)/                              1,017       55,467
Pfizer Inc.                                                  82,978    2,931,613
Schering-Plough Corp.                                        16,443      285,944
Sepracor Inc./(1)/                                            1,354       32,401
Sybron Dental Specialties Inc./(1)/                           1,406       39,509
Tanox Inc./(1)/                                               1,876       27,859
Valeant Pharmaceuticals International                         1,562       39,284
Watson Pharmaceuticals Inc./(1)/                              1,439       66,194
Wyeth                                                        14,313      607,587
--------------------------------------------------------------------------------
                                                                       8,887,113
--------------------------------------------------------------------------------

PIPELINES - 0.06%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      6,820       29,190
El Paso Corp.                                                 6,747       55,258

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares     Value
--------------------------------------------------------------------------------

PIPELINES (Continued)
--------------------------------------------------------------------------------
Williams Companies Inc.                                       6,218   $   61,061
--------------------------------------------------------------------------------
                                                                         145,509
--------------------------------------------------------------------------------

REAL ESTATE - 0.08%
--------------------------------------------------------------------------------
Shurgard Storage Centers Inc. Class A                         1,982       74,622
Urstadt Biddle Properties Inc. Class A                        7,603      107,582
--------------------------------------------------------------------------------
                                                                         182,204
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.74%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.
   Class A                                                    1,595       55,027
Archstone-Smith Trust                                         2,948       82,485
Arden Realty Inc.                                             2,498       75,789
AvalonBay Communities Inc.                                    1,242       59,368
Boston Properties Inc.                                        1,481       71,369
Capital Automotive                                            1,669       53,408
CarrAmerica Realty Corp.                                      2,643       78,709
Crescent Real Estate Equities Co.                             2,957       50,653
Duke Realty Corp.                                             2,890       89,590
Equity Office Properties Trust                                3,462       99,186
Equity Residential                                            2,958       87,291
General Growth Properties Inc.                                3,897      108,142
Highwoods Properties Inc.                                     2,196       55,778
Host Marriott Corp./(1)/                                      4,785       58,951
Kimco Realty Corp.                                            2,025       90,619
Liberty Property Trust                                        1,674       65,119
Mack-Cali Realty Corp.                                        1,604       66,758
ProLogis                                                      2,507       80,450
Public Storage Inc.                                           1,886       81,834
Rouse Co. (The)                                               1,455       68,385
Simon Property Group Inc.                                     1,775       82,253
Vornado Realty Trust                                          1,616       88,476
--------------------------------------------------------------------------------
                                                                       1,649,640
--------------------------------------------------------------------------------

RETAIL - 4.10%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,272       31,431
Amazon.com Inc./(1)/                                          2,253      118,598
AutoNation Inc./(1)/                                          3,586       65,875
AutoZone Inc./(1)/                                              993       84,614
Barnes & Noble Inc./(1)/                                        983       32,292
Bed Bath & Beyond Inc./(1)/                                   3,362      145,743
Best Buy Co. Inc.                                             3,669      191,669
Big Lots Inc./(1)/                                            1,886       26,800
BJ's Wholesale Club Inc./(1)/                                   875       20,090
Borders Group Inc./(1)/                                       1,573       34,480
Brinker International Inc./(1)/                               1,613       53,487
CarMax Inc./(1)/                                              1,497       46,302
Circuit City Stores Inc.                                      2,971       30,096
Coach Inc./(1)/                                               2,254       85,088
CVS Corp.                                                     4,603      166,260
Darden Restaurants Inc.                                       2,323       48,876
Dollar General Corp.                                          3,981       83,561
Dollar Tree Stores Inc./(1)/                                  1,533       46,082
eBay Inc./(1)/                                                6,906   $  446,059
Family Dollar Stores Inc.                                     1,941       69,643
Federated Department Stores Inc.                              2,231      105,147
FreeMarkets Inc./(1)/                                         1,638       10,958
Gap Inc. (The)                                               10,244      237,763
Home Depot Inc.                                              26,136      927,567
Kohls Corp./(1)/                                              3,757      168,840
Krispy Kreme Doughnuts Inc./(1)/                                816       29,866
Limited Brands Inc.                                           6,308      113,733
Lowe's Companies Inc.                                         8,613      477,074
May Department Stores Co. (The)                               3,328       96,745
McDonald's Corp.                                             14,807      367,658
Michaels Stores Inc.                                            909       40,178
Nordstrom Inc.                                                2,072       71,070
Office Depot Inc./(1)/                                        3,776       63,097
Outback Steakhouse Inc.                                       1,536       67,907
Payless ShoeSource Inc./(1)/                                  1,214       16,268
Penney (J.C.) Co. Inc. (Holding Co.)                          2,804       73,689
Pier 1 Imports Inc.                                           1,591       34,779
RadioShack Corp.                                              1,925       59,059
Rite Aid Corp./(1)/                                           5,419       32,731
Ross Stores Inc.                                              2,174       57,459
Saks Inc./(1)/                                                2,516       37,841
Sears, Roebuck and Co.                                        2,904      132,103
Staples Inc./(1)/                                             5,722      156,211
Starbucks Corp./(1)/                                          4,740      156,704
Target Corp.                                                 10,476      402,278
Tiffany & Co.                                                 1,841       83,213
TJX Companies Inc.                                            6,184      136,357
Toys R Us Inc./(1)/                                           2,723       34,419
Walgreen Co.                                                 11,008      400,471
Wal-Mart Stores Inc.                                         48,126    2,553,084
Wendy's International Inc.                                    1,577       61,881
Williams-Sonoma Inc./(1)/                                     1,162       40,403
Yum! Brands Inc./(1)/                                         3,522      121,157
--------------------------------------------------------------------------------
                                                                       9,194,756
--------------------------------------------------------------------------------

SEMICONDUCTORS - 2.34%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              4,120       61,388
Altera Corp./(1)/                                             4,031       91,504
Analog Devices Inc.                                           4,001      182,646
Applied Materials Inc./(1)/                                  18,466      414,562
Applied Micro Circuits Corp./(1)/                             3,764       22,509
Axcelis Technologies Inc./(1)/                                1,231       12,581
Broadcom Corp. Class A/(1)/                                   3,419      116,554
Cirrus Logic Inc./(1)/                                        2,299       17,633
Conexant Systems Inc./(1)/                                    6,904       34,313
Cree Inc./(1)/                                                1,019       18,026
Cypress Semiconductor Corp./(1)/                              2,055       43,895
Integrated Device Technology Inc./(1)/                        1,682       28,880
Intel Corp.                                                  69,849    2,249,138
International Rectifier Corp./(1)/                              891       44,024
Intersil Corp. Class A                                        1,917       47,637
KLA-Tencor Corp./(1)/                                         2,053      120,450

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares      Value
--------------------------------------------------------------------------------
SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
Lam Research Corp./(1)/                                       1,577   $   50,937
Lattice Semiconductor Corp./(1)/                              1,830       17,714
Linear Technology Corp.                                       3,159      132,899
LSI Logic Corp./(1)/                                          3,833       33,999
Maxim Integrated Products Inc.                                3,460      172,308
Microchip Technology Inc.                                     1,749       58,347
Micron Technology Inc./(1)/                                   6,646       89,522
Mykrolis Corp./(1)/                                           2,165       34,813
National Semiconductor Corp./(1)/                             2,094       82,525
Novellus Systems Inc./(1)/                                    1,707       71,779
NVIDIA Corp./(1)/                                             2,018       46,918
QLogic Corp./(1)/                                             1,104       56,966
Rambus Inc./(1)/                                              1,246       38,252
Silicon Laboratories Inc./(1)/                                  699       30,211
Skyworks Solutions Inc./(1)/                                  1,967       17,113
Teradyne Inc./(1)/                                            2,298       58,484
Texas Instruments Inc.                                       19,463      571,823
Varian Semiconductor Equipment
  Associates Inc./(1)/                                          663       28,966
Vitesse Semiconductor Corp./(1)/                              3,602       21,144
Xilinx Inc./(1)/                                              3,629      140,587
--------------------------------------------------------------------------------
                                                                       5,261,047
--------------------------------------------------------------------------------

SOFTWARE - 3.05%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            2,590      101,787
Akamai Technologies Inc./(1)/                                 5,097       54,793
Ascential Software Corp./(1)/                                 1,105       28,653
Autodesk Inc.                                                 1,656       40,704
Automatic Data Processing Inc.                                6,504      257,623
BEA Systems Inc./(1)/                                         4,112       50,578
BMC Software Inc./(1)/                                        2,823       52,649
Cadence Design Systems Inc./(1)/                              3,565       64,099
Certegy Inc.                                                  1,363       44,706
ChoicePoint Inc./(1)/                                         1,284       48,908
Citrix Systems Inc./(1)/                                      2,174       46,111
Computer Associates International Inc.                        6,671      182,385
Compuware Corp./(1)/                                          4,432       26,769
DoubleClick Inc./(1)/                                         2,924       29,883
eFunds Corp./(1)/                                             1,666       28,905
Electronic Arts Inc./(1)/                                     3,303      157,817
First Data Corp.                                              7,938      326,172
Fiserv Inc./(1)/                                              2,214       87,475
Global Payments Inc.                                          1,047       49,335
IMS Health Inc.                                               2,659       66,103
Intuit Inc./(1)/                                              2,236      118,307
Keane Inc./(1)/                                               1,686       24,683
Macromedia Inc./(1)/                                          1,477       26,350
Mercury Interactive Corp./(1)/                                1,149       55,887
Micromuse Inc./(1)/                                           2,203       15,201
Microsoft Corp.                                             116,254    3,201,635
NDCHealth Corp.                                               1,059       27,132
Network Associates Inc./(1)/                                  2,212       33,268
Novell Inc./(1)/                                              5,353       56,314
Oracle Corp./(1)/                                            56,066      740,071
PalmSource Inc./(1)/                                            521       11,353
Parametric Technology Corp./(1)/                              4,820   $   18,991
PeopleSoft Inc./(1)/                                          4,435      101,118
RealNetworks Inc./(1)/                                        2,593       14,806
Reynolds & Reynolds Co. (The) Class A                         1,335       38,782
SAFLINK Corp./(1)/                                            6,452       17,291
Siebel Systems Inc./(1)/                                      6,072       84,219
Sybase Inc./(1)/                                              1,622       33,381
Symantec Corp./(1)/                                           3,483      120,686
Total System Services Inc.                                    1,455       45,294
Yahoo! Inc./(1)/                                              7,056      318,720
--------------------------------------------------------------------------------
                                                                       6,848,944
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.61%
--------------------------------------------------------------------------------
ADTRAN Inc.                                                   1,140       35,340
Advanced Fibre Communications Inc./(1)/                       1,521       30,648
American Tower Corp. Class A/(1)/                             3,292       35,619
Andrew Corp./(1)/                                             2,996       34,484
Avaya Inc./(1)/                                               5,416       70,083
CIENA Corp./(1)/                                              5,970       39,641
CommScope Inc./(1)/                                           1,852       30,243
Comverse Technology Inc./(1)/                                 3,027       53,245
Harris Corp.                                                    993       37,684
JDS Uniphase Corp./(1)/                                      14,018       51,166
Motorola Inc.                                                25,901      364,427
QUALCOMM Inc.                                                 8,700      469,191
RF Micro Devices Inc./(1)/                                    2,085       20,954
Scientific-Atlanta Inc.                                       2,159       58,941
Tellabs Inc./(1)/                                             5,184       43,701
--------------------------------------------------------------------------------
                                                                       1,375,367
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.11%
--------------------------------------------------------------------------------
Adaptec Inc./(1)/                                             1,587       14,013
Anixter International Inc./(1)/                                 673       17,417
AT&T Wireless Services Inc./(1)/                             29,832      238,358
Corning Inc./(1)/                                            16,065      167,558
Cox Communications Inc. Class A/(1)/                          2,355       81,130
Dobson Communications Corp. Class A/(1)/                      2,558       16,806
EchoStar Communications Corp./(1)/                            2,657       90,338
Emulex Corp./(1)/                                             1,387       37,005
InterDigital Communications Corp./(1)/                        1,048       21,631
Level 3 Communications Inc./(1)/                              7,759       44,226
Nextel Communications Inc. Class A/(1)/                      12,112      339,863
Qwest Communications
  International Inc./(1)/                                    17,595       76,010
Sprint Corp. (PCS Group)/(1)/                                10,347       58,150
UTStarcom Inc./(1)/                                           1,057       39,183
Verizon Communications Inc.                                  35,454    1,243,726
--------------------------------------------------------------------------------
                                                                       2,485,414
--------------------------------------------------------------------------------

TELEPHONE - 1.03%
--------------------------------------------------------------------------------
Alltel Corp.                                                  3,285      153,015
AT&T Corp.                                                    9,259      187,958
BellSouth Corp.                                              20,919      592,008

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TELEPHONE (Continued)
--------------------------------------------------------------------------------
CenturyTel Inc.                                             1,929   $     62,924
Cincinnati Bell Inc./(1)/                                   4,165         21,033
SBC Communications Inc.                                    40,261      1,049,604
Sprint Corp. (FON Group)                                   10,878        178,617
Telephone & Data Systems Inc.                                 933         58,359
--------------------------------------------------------------------------------
                                                                       2,303,518
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                2,052        102,867
Mohawk Industries Inc./(1)/                                   711         50,154
--------------------------------------------------------------------------------
                                                                         153,021
--------------------------------------------------------------------------------

TOBACCO - 0.60%
--------------------------------------------------------------------------------
Altria Group Inc.                                          21,908      1,192,233
R.J. Reynolds Tobacco Holdings Inc.                         1,184         68,850
UST Inc.                                                    2,185         77,983
--------------------------------------------------------------------------------
                                                                       1,339,066
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
--------------------------------------------------------------------------------
Hasbro Inc.                                                 2,477         52,711
Mattel Inc.                                                 4,436         85,482
--------------------------------------------------------------------------------
                                                                         138,193
--------------------------------------------------------------------------------

TRANSPORTATION - 0.80%
--------------------------------------------------------------------------------
Alexander & Baldwin Inc.                                    1,869         62,967
Burlington Northern Santa Fe Corp.                          3,856        124,742
CNF Inc.                                                    1,153         39,087
CSX Corp.                                                   2,290         82,303
Expeditors International Washington Inc.                    1,875         70,612
FedEx Corp.                                                 3,498        236,115
Kansas City Southern Industries Inc./(1)/                   2,489         35,642
Norfolk Southern Corp.                                      3,987         94,293
Union Pacific Corp.                                         2,436        169,253
United Parcel Service Inc. Class B                         11,926        889,083
--------------------------------------------------------------------------------
                                                                       1,804,097
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
--------------------------------------------------------------------------------
GATX Corp.                                                  1,003         28,064
--------------------------------------------------------------------------------
                                                                          28,064
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $110,767,266)                                                 131,813,356
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.82%

AUSTRALIA - 0.86%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                            14,514         82,673
Coles Myer Ltd. ADR                                         4,129        187,457
National Australia Bank Ltd. ADR                            4,512        505,570
News Corp. Ltd.                                            13,054        117,928
News Corp. Ltd. ADR                                         3,539        127,758
Rio Tinto PLC ADR                                           3,211        357,416
Westpac Banking Corp.                                      12,578   $    151,536
Westpac Banking Corp. ADR                                   6,568        396,839
--------------------------------------------------------------------------------
                                                                       1,927,177
--------------------------------------------------------------------------------

BELGIUM - 0.17%
--------------------------------------------------------------------------------
Cofinimmo                                                   1,413        196,408
Compagnie Maritime Belge SA                                 1,307        105,509
Electrabel SA                                                 293         92,098
--------------------------------------------------------------------------------
                                                                         394,015
--------------------------------------------------------------------------------

DENMARK - 0.19%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                        6,732        275,743
TDC A/S ADR                                                 7,786        141,394
--------------------------------------------------------------------------------
                                                                         417,137
--------------------------------------------------------------------------------

FINLAND - 0.35%
--------------------------------------------------------------------------------
Nokia OYJ                                                   2,672         46,207
Nokia OYJ ADR                                              17,369        295,273
Outokumpu OYJ                                               5,206         70,722
Rautaruukki OYJ/(1)/                                       14,852        109,404
Stora Enso OYJ Class R                                      4,203         56,620
UPM-Kymmene OYJ                                             4,244         80,940
Uponor OYJ                                                  3,719        117,274
--------------------------------------------------------------------------------
                                                                         776,440
--------------------------------------------------------------------------------

FRANCE - 1.92%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                        10,027        128,847
Autoroutes du Sud de la France SA                           1,976         66,299
Aventis SA ADR                                              8,141        539,423
AXA ADR                                                    18,158        389,852
BNP Paribas SA                                              4,332        272,771
Carrefour SA                                                2,965        162,761
Compagnie de Saint-Gobain SA                                2,345        114,795
France Telecom SA/(1)/                                      4,944        141,310
France Telecom SA ADR/(1)/                                  2,490         71,189
Groupe Wanadoo SA/(1)/                                      8,807         72,207
L'Oreal SA                                                  2,319        190,130
LVMH Moet Hennessy Louis Vuitton SA                         4,089        297,597
Sanofi-Synthelabo SA                                        2,407        181,253
Societe Generale Class A                                    1,921        169,614
STMicroelectronics NV                                       5,178        140,422
Suez SA                                                     7,078        142,220
Technip-Coflexip SA                                           445         48,160
Total SA ADR                                                8,355        772,921
Union du Credit Bail Immobilier                             1,507        141,329
Vivendi Universal SA/(1)/                                   5,451        132,493
Vivendi Universal SA ADR/(1)/                               2,837         68,882
Zodiac SA                                                   2,235         65,573
--------------------------------------------------------------------------------
                                                                       4,310,048
--------------------------------------------------------------------------------

GERMANY - 1.35%
--------------------------------------------------------------------------------
Allianz AG                                                  1,630        205,765
BASF AG                                                     3,304        185,787

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
Bayer AG                                                      4,727   $  138,447
DaimlerChrysler AG                                            9,984      461,460
Deutsche Bank AG                                              3,719      308,196
Deutsche Telekom AG/(1)/                                      4,003       73,264
Deutsche Telekom AG ADR/(1)/                                 13,311      241,328
Douglas Holding AG                                            3,594       99,914
E. ON AG                                                      4,177      272,600
Merck KGaA                                                    1,386       57,744
Muenchener Rueckversicherungs-Gesellschaft AG                   908      110,087
RWE AG                                                        4,473      176,990
SAP AG                                                          377       63,317
SAP AG ADR                                                    4,658      193,586
Siemens AG                                                    5,415      433,718
--------------------------------------------------------------------------------
                                                                       3,022,203
--------------------------------------------------------------------------------

GREECE - 0.07%
--------------------------------------------------------------------------------
Aluminium of Greece S.A.I.C                                   4,210       85,602
Technical Olympic SA                                         12,010       64,534
--------------------------------------------------------------------------------
                                                                         150,136
--------------------------------------------------------------------------------

HONG KONG - 0.35%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  13,000       56,932
Bank of East Asia Ltd.                                       23,400       71,885
CLP Holdings Ltd.                                             7,500       35,744
Esprit Holdings Ltd.                                         13,000       43,285
Giordano International Ltd.                                  64,000       29,677
Hong Kong & China Gas Co. Ltd.                               73,000      111,424
Hong Kong Exchanges & Clearing Ltd.                          36,000       78,134
Hongkong Electric Holdings Ltd.                              19,000       75,133
Hysan Development Co. Ltd.                                   55,000       85,012
Shangri-La Asia Ltd.                                         62,000       58,298
Sino Land Co. Ltd.                                          160,000       91,195
Wharf Holdings Ltd.                                          22,000       60,925
--------------------------------------------------------------------------------
                                                                         797,644
--------------------------------------------------------------------------------

IRELAND - 0.14%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    9,849      312,706
--------------------------------------------------------------------------------
                                                                         312,706
--------------------------------------------------------------------------------
ITALY - 0.70%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                    6,345      168,069
Banca Popolare di Milano SCRL                                17,385      113,809
Benetton Group SpA ADR                                        9,120      210,398
ENI-Ente Nazionale Idrocarburi SpA                            6,315      119,163
ENI-Ente Nazionale Idrocarburi SpA ADR                        2,928      278,101
Fiat SpA/(1)/                                                 6,444       49,419
Fiat SpA ADR                                                  8,550       66,177
Finmeccanica SpA                                             91,478       71,655
Sanpaolo IMI SpA ADR                                         11,488      297,884
Seat Pagine Gaille SpA/(1)/                                  86,138       82,031
Telecom Italia Media SpA/(1)/                               132,469       65,833
Tiscali SpA/(1)/                                              7,409       51,773
--------------------------------------------------------------------------------
                                                                       1,574,312
--------------------------------------------------------------------------------

JAPAN - 3.77%
--------------------------------------------------------------------------------
Ariake Japan Co. Ltd.                                         2,270   $   72,228
Bridgestone Corp.                                             6,000       80,676
Canon Inc. ADR                                                7,000      333,480
Chubu Electric Power Co. Inc.                                 4,100       85,504
Dainippon Screen Manufacturing Co. Ltd./(1)/                 15,000      102,594
Dowa Mining Co. Ltd.                                          9,000       48,372
East Japan Railway Co.                                           27      127,228
Fuji Photo Film Co. Ltd. ADR                                  5,276      173,053
Hitachi Ltd. ADR                                              3,187      191,443
Honda Motor Co. Ltd. ADR                                     10,856      244,260
Ito-Yokado Co. Ltd.                                           4,281      134,618
Ito-Yokado Co. Ltd. ADR/(2)/                                    240        5,731
Japan Airlines System Corp. ADR                              11,178      145,314
JFE Holdings Inc.                                             4,000      109,172
Kansai Electric Power Co. Inc.                                3,800       66,590
Kikkoman Corp.                                               11,000       78,212
Kirin Brewery Co. Ltd. ADR                                   38,969      334,744
Kubota Corp. ADR                                             12,153      254,605
Kyocera Corp. ADR                                             1,630      109,210
Kyushu Electric Power Co. Inc.                                3,200       55,030
Makita Corp. ADR                                              6,620       65,955
Matsushita Electric Industrial Co. Ltd. ADR                  16,391      228,491
Millea Holdings Inc. ADR                                      9,079      611,925
Mitsubishi Corp. ADR                                         12,781      272,874
Mitsubishi Tokyo Financial Group Inc.                            26      202,818
Mitsui & Co. Ltd. ADR                                         1,647      261,873
NEC Corp. ADR                                                22,088      165,859
Nintendo Co. Ltd.                                             1,100      102,641
Nippon Oil Corp.                                             19,000       96,799
Nippon Telegraph & Telephone Corp. ADR                       11,750      288,580
Nissan Motor Co. Ltd. ADR                                     8,838      198,501
Nomura Holdings Inc.                                         13,000      221,377
NTT DoCoMo Inc.                                                 108      244,882
Osaka Gas Co. Ltd.                                           27,000       73,061
Pioneer Corp. ADR                                             5,395      151,977
Ricoh Corp. Ltd. ADR                                          1,970      194,537
Seino Transportation Co. Ltd.                                 6,000       49,603
Seven-Eleven Japan Co. Ltd.                                   3,000       90,977
Sharp Corp.                                                   8,000      126,229
Shin-Etsu Chemical Co. Ltd.                                   3,000      122,609
Snow Brand Milk Products Co. Ltd./(1)/                       32,000       92,265
Softbank Corp.                                                2,100       64,272
Sony Corp.                                                    1,600       55,389
Sony Corp. ADR                                                4,291      148,769
Sumitomo Mitsui Financial Group Inc.                             28      149,184
Sumitomo Osaka Cement Co. Ltd.                               31,000       60,745
Takeda Chemical Industries Ltd.                               4,900      194,317
Takefuji Corp.                                                1,160       54,228
Tohoku Electric Power Co. Inc.                                3,000       49,743
Tokyo Electric Power Co. Inc. (The)                           7,000      153,494
Tokyo Gas Co. Ltd.                                           27,000       96,240

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Tokyu Corp.                                                  19,000   $   97,509
Toshiba Corp.                                                25,000       94,709
Toyota Motor Corp. ADR                                        7,853      539,894
Yamanouchi Pharmaceutical Co. Ltd.                            2,800       87,002
--------------------------------------------------------------------------------
                                                                       8,461,392
--------------------------------------------------------------------------------

NETHERLANDS - 1.10%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                      17,633      414,023
Aegon NV ADR                                                  9,080      134,384
Akzo Nobel NV ADR                                             5,022      191,840
ING Groep NV                                                  3,033       70,737
ING Groep NV ADR                                              6,908      161,716
Koninklijke Ahold NV ADR/(1)/                                12,337       95,735
Koninklijke KPN NV/(1)/                                      15,425      119,073
Koninklijke Philips Electronics NV NY                         9,058      263,497
Reed Elsevier NV ADR                                          8,507      210,548
Royal Dutch Petroleum Co.                                    11,581      610,602
Unilever NV CVA                                               2,966      193,979
--------------------------------------------------------------------------------
                                                                       2,466,134
--------------------------------------------------------------------------------

NEW ZEALAND - 0.10%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                            29,185      102,897
Telecom Corp. of New Zealand Ltd. ADR                         4,215      119,074
--------------------------------------------------------------------------------
                                                                         221,971
--------------------------------------------------------------------------------

NORWAY - 0.08%
--------------------------------------------------------------------------------
Aker Kvaerner ASA/(1)/                                        2,670       45,652
DNB NOR ASA                                                  19,343      129,093
--------------------------------------------------------------------------------
                                                                         174,745
--------------------------------------------------------------------------------

PANAMA - 0.12%
--------------------------------------------------------------------------------
Carnival Corp.                                                7,050      280,096
--------------------------------------------------------------------------------
                                                                         280,096
--------------------------------------------------------------------------------

PORTUGAL - 0.07%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         67,493      150,684
--------------------------------------------------------------------------------
                                                                         150,684
--------------------------------------------------------------------------------

SINGAPORE - 0.16%
--------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd./(1)/              21,000       21,392
Chartered Semiconductor Manufacturing Ltd. ADR/(1)/           2,111       21,258
Haw Par Corp. Ltd.                                           42,000      110,299
Singapore Exchange Ltd.                                      98,000       97,521
SMRT Corp. Ltd.                                             341,000      120,473
--------------------------------------------------------------------------------
                                                                         370,943
--------------------------------------------------------------------------------

SPAIN - 0.76%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                   2,381      104,931
Banco Bilbao Vizcaya Argentaria SA                            4,582       63,286
Banco Bilbao Vizcaya Argentaria SA ADR                       16,643      230,506
Banco Santander Central Hispano SA ADR                       48,205      578,942
Repsol YPF SA ADR                                            10,083      197,123
Telefonica SA                                                13,099   $  192,321
Telefonica SA ADR                                             7,670      338,937
--------------------------------------------------------------------------------
                                                                       1,706,046
--------------------------------------------------------------------------------

SWEDEN - 0.36%
--------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                   5,251      124,793
Hoganas AB Class B                                            3,785       81,010
Holmen AB Class B                                             1,406       49,926
OM AB                                                         9,005      112,010
Skanska AB Class B                                           13,588      119,917
SSAB Svenskt Stal AB Series A                                 4,264       76,150
Telefonaktiebolaget LM Ericsson AB ADR/(1)/                   4,430       78,411
Telefonaktiebolaget LM Ericsson Class B/(1)/                 88,308      158,322
--------------------------------------------------------------------------------
                                                                         800,539
--------------------------------------------------------------------------------

SWITZERLAND - 1.44%
--------------------------------------------------------------------------------
Adecco SA ADR                                                11,739      189,115
Ciba Specialty Chemicals AG/(1)/                                599       46,351
Compagnie Financiere Richemont AG                             3,294       79,104
Credit Suisse Group                                           7,487      273,933
Givaudan SA - Registered                                        203      105,378
Logitech International SA - Registered/(1)/                   1,198       51,824
Lonza Group AG - Registered                                   1,016       58,409
Nestle SA                                                     1,753      437,984
Novartis AG                                                  12,083      548,583
Roche Holding AG - Genusschein                                3,673      370,493
Schindler Holding AG Certificates of Participation/(1)/         499      121,850
Societe Generale de Surveillance Holding SA                     159       99,765
Sulzer AG - Registered                                          318       85,623
Swiss Re                                                      1,090       73,592
UBS AG - Registered                                           6,645      455,089
Unaxis Holding AG Class R                                       581       82,329
Valora Holding AG                                               244       60,766
Zurich Financial Services AG/(1)/                               642       92,400
--------------------------------------------------------------------------------
                                                                       3,232,588
--------------------------------------------------------------------------------

UNITED KINGDOM - 4.76%
--------------------------------------------------------------------------------
AstraZeneca PLC                                                 470       22,549
AstraZeneca PLC ADR                                          10,090      488,154
BAE Systems PLC                                              26,085       78,566
Balfour Beatty PLC                                           15,467       60,499
Barclays PLC ADR/(3)/                                        13,656      496,396
Barratt Developments PLC                                      6,296       61,200
BHP Billiton PLC                                             17,579      153,569
BP PLC                                                       72,393      587,062
BP PLC ADR                                                    9,282      458,067
British American Tobacco PLC                                 11,173      154,010
British Sky Broadcasting Group PLC ADR/(1)/                   3,168      161,378
British Telecom PLC ADR                                       5,837      199,742
Cadbury Schweppes PLC ADR                                    11,609      346,993

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Carnival PLC                                                2,140   $     86,234
Centrica PLC                                               38,111        143,953
Compass Group PLC                                          23,644        160,840
Diageo PLC ADR                                             10,257        542,185
George Wimpey PLC                                           9,237         61,719
GlaxoSmithKline PLC ADR                                    18,562        865,360
Great Portland Estates PLC                                 22,114         92,832
GUS PLC                                                     7,300        101,082
Hanson PLC ADR                                              7,619        278,093
HBOS PLC                                                   22,599        292,696
Hong Kong & Shanghai Banking ADR                            3,025        238,430
HSBC Holdings PLC                                          40,699        639,687
Imperial Tobacco Group PLC                                  5,993        118,012
Kelda Group PLC                                             7,724         64,849
Kesa Electricals PLC                                        4,098         18,872
Kidde PLC                                                  36,578         69,736
Kingfisher PLC                                             16,954         84,525
Lloyds TSB Group PLC                                       29,360        235,463
National Grid Transco PLC                                  23,624        169,268
Peninsular & Oriental Steam Navigation Co. PLC             22,633         93,188
Prudential Corp. PLC                                        9,244         78,149
Rank Group PLC                                             16,365         81,809
Reckitt Benckiser PLC                                       4,946        111,916
Reuters Group PLC                                           2,427         10,210
Reuters Group PLC ADR                                       2,892         73,399
Royal Bank of Scotland Group PLC                           16,374        482,474
Scottish & Southern Energy PLC                              8,258         99,490
Scottish Power PLC                                         16,010        106,688
Shell Transport & Trading Co. PLC                          57,022        424,134
Tate & Lyle PLC                                             8,433         47,025
Tesco PLC                                                  40,595        187,310
Unilever PLC                                               17,890        166,774
United Utilities PLC                                        5,788         51,341
Vodafone Group PLC                                        125,143        310,274
Vodafone Group PLC ADR                                     28,325        709,258
WPP Group PLC                                              13,247        130,072
--------------------------------------------------------------------------------
                                                                      10,695,532
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $38,036,644)                                                   42,242,488
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $148,803,910)                                                 174,055,844
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.01%

AUSTRALIA - 0.01%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                           839         25,382
--------------------------------------------------------------------------------
                                                                          25,382
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $24,249)                                                           25,382
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 20.29%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $ 3,005,000   $  3,133,770
   6.13%, 11/15/27                                        745,000        839,929
   6.25%, 08/15/23                                      1,160,000      1,322,174
   6.25%, 05/15/30                                      1,320,000      1,523,259
   7.25%, 05/15/16                                      2,455,000      3,062,517
   7.50%, 11/15/16                                      3,030,000      3,857,569
   7.63%, 11/15/22                                        745,000        975,776
   8.00%, 11/15/21                                      8,165,000     11,027,216
   8.13%, 08/15/19                                      1,830,000      2,471,929
U.S. Treasury Notes
   1.13%, 06/30/05                                        390,000        387,913
   2.00%, 08/31/05                                        445,000        447,868
   3.00%, 11/15/07                                      1,900,000      1,916,329
   3.25%, 08/15/08                                        435,000        437,651
   3.63%, 05/15/13                                        990,000        951,599
   4.00%, 11/15/12                                      1,445,000      1,431,115
   4.38%, 08/15/12                                      1,150,000      1,172,821
   4.75%, 11/15/08                                        750,000        802,910
   5.00%, 08/15/11                                        700,000        749,109
   5.63%, 05/15/08                                      1,665,000      1,844,377
   5.75%, 11/15/05                                        985,000      1,057,567
   5.75%, 08/15/10                                      1,130,000      1,267,012
   6.50%, 05/15/05                                      2,210,000      2,361,937
   6.50%, 10/15/06                                      1,420,000      1,581,691
   7.00%, 07/15/06                                        820,000        918,496
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $45,796,100)                                                   45,542,534
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--19.15%

MONEY MARKET FUNDS - 10.15%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        16,329,627     16,329,627
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                         5,163,406      5,163,406
BlackRock Temp Cash Money
   Market Fund/(4)/                                       185,134        185,134
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                   1,115,605      1,115,605
--------------------------------------------------------------------------------
                                                                      22,793,772
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                  Principal        Value
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 4.06%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                               $  234,700   $  234,687
   1.12%, 09/15/04/(4)(5)/                                  469,401      469,368
   1.13%, 10/12/04/(4)(5)/                                  234,700      234,682
   1.20%, 08/23/04/(4)(5)/                                  234,700      234,829
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                  469,401      469,382
   1.11%, 04/19/04/(4)(5)/                                  206,536      206,533
   1.16%, 07/15/04/(4)(5)/                                  234,700      234,745
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                  469,401      469,374
   1.24%, 08/09/04/(4)/                                     117,350      117,340
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                  234,700      234,700
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                     469,401      469,401
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                      93,880       93,880
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                  506,953      506,897
   1.12%, 08/16/04/(4)(5)/                                  117,350      117,339
   1.13%, 05/17/04/(4)/                                     234,700      234,696
   1.14%, 04/13/04/(4)/                                     234,700      234,697
Links Finance LLC
   1.10%, 06/28/04/(4)/                                     234,700      234,678
   1.10%, 07/20/04/(4)/                                     187,760      187,740
   1.11%, 03/29/04/(4)/                                     234,700      234,700
   1.14%, 05/04/04/(4)/                                     234,700      234,696
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                  352,050      352,050
   1.17%, 12/28/04/(4)(5)/                                  469,401      469,401
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                     234,700      234,700
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                     469,401      469,329
   1.10%, 07/20/04/(4)/                                     234,700      234,675
   1.13%, 07/01/04/(4)/                                     234,700      234,671
   1.24%, 08/06/04/(4)/                                     117,350      117,343
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                  140,820      140,795
   1.10%, 07/06/04/(4)(5)/                                  140,820      140,813
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                  234,700      234,667
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                                  234,700      234,677
   1.12%, 04/20/04/(4)(5)/                                  234,700      234,700
   1.12%, 11/15/04/(4)(5)/                                  281,640      281,640
   1.13%, 07/06/04/(4)(5)/                                  281,640      281,627
--------------------------------------------------------------------------------
                                                                       9,115,452
--------------------------------------------------------------------------------

TIME DEPOSITS - 1.52%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services PLC
   1.40%, 10/25/04/(4)/                                  $  469,401   $  469,342
Bank of New York
   1.39%, 11/01/04/(4)/                                     469,401      469,361
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                     352,050      352,023
   1.42%, 10/29/04/(4)/                                     352,050      352,072
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                     352,050      352,010
   1.40%, 10/29/04/(4)/                                     469,401      469,391
SunTrust Bank
   0.81%, 01/02/04/(4)/                                     586,751      586,751
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                     352,050      352,021
--------------------------------------------------------------------------------
                                                                       3,402,971
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.46%
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                   1,408,202    1,408,202
Merrill Lynch
   0.98%, 01/02/04/(4)/                                     469,401      469,401
   0.98%, 01/02/04/(4)/                                     469,401      469,401
   1.00%, 01/02/04/(4)/                                     938,801      938,801
--------------------------------------------------------------------------------
                                                                       3,285,805
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.45%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                     234,700      234,665
   1.09%, 01/09/04/(4)/                                     234,700      234,651
   1.10%, 01/20/04/(4)/                                     234,700      234,571
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                     234,700      234,665
   1.09%, 01/20/04/(4)/                                     234,700      234,572
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                     140,820      140,773
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                     234,700      234,551
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                     469,401      469,202
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                     516,341      516,154
Preferred Receivables
   Funding Corp.
   1.09%, 01/12/04/(4)/                                     422,461      422,333
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                     295,586      295,553
--------------------------------------------------------------------------------
                                                                       3,251,690
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.51%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04/(4)/                                 $352,050   $    350,577
   1.28%, 08/19/04/(4)/                                  187,760        186,225
Federal National Mortgage Association
   1.28%, 08/20/04/(4)/                                  610,221        605,209
-------------------------------------------------------------------------------
                                                                      1,142,011
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $42,991,701)                                                  42,991,701
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 117.00%
(Cost $237,615,960)                                                 262,615,461
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (17.00%)                           (38,163,172)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $224,452,289
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 89.38%

U.S. COMMON STOCKS - 69.37%

ADVERTISING - 0.18%
--------------------------------------------------------------------------------
ADVO Inc.                                                       310   $    9,846
Getty Images Inc./(1)/                                          418       20,954
Interpublic Group of Companies Inc./(1)/                      3,694       57,626
Lamar Advertising Co./(1)/                                      986       36,798
Omnicom Group Inc.                                            1,821      159,028
--------------------------------------------------------------------------------
                                                                         284,252
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.97%
--------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                                   358       20,678
Boeing Co. (The)                                              8,072      340,154
General Dynamics Corp.                                        1,787      161,527
Goodrich (B.F.) Co.                                           1,138       33,787
L-3 Communications Holdings Inc./(1)/                           887       45,556
Lockheed Martin Corp.                                         4,883      250,986
Northrop Grumman Corp.                                        1,605      153,438
Raytheon Co.                                                  3,685      110,697
Rockwell Collins Inc.                                         1,528       45,886
United Technologies Corp.                                     4,372      414,334
--------------------------------------------------------------------------------
                                                                       1,577,043
--------------------------------------------------------------------------------

AIRLINES - 0.10%
--------------------------------------------------------------------------------
Delta Air Lines Inc.                                          1,869       22,073
Southwest Airlines Co.                                        8,728      140,870
--------------------------------------------------------------------------------
                                                                         162,943
--------------------------------------------------------------------------------

APPAREL - 0.19%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,270       44,742
Liz Claiborne Inc.                                            1,219       43,226
Nike Inc. Class B                                             2,438      166,905
VF Corp.                                                      1,100       47,564
--------------------------------------------------------------------------------
                                                                         302,437
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.42%
--------------------------------------------------------------------------------
Ford Motor Company                                           17,161      274,576
General Motors Corp.                                          5,187      276,986
Navistar International Corp./(1)/                               697       33,379
PACCAR Inc.                                                     999       85,035
Wabash National Corp./(1)/                                      447       13,097
--------------------------------------------------------------------------------
                                                                         683,073
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
--------------------------------------------------------------------------------
Autoliv Inc.                                                  1,477       55,609
BorgWarner Inc.                                                 376       31,986
Dana Corp.                                                    1,208       22,167
Delphi Corp.                                                  4,337       44,281
Goodyear Tire & Rubber Co. (The)/(1)/                         1,874       14,730
Lear Corp.                                                      792       48,573
Visteon Corp.                                                 1,425       14,834
--------------------------------------------------------------------------------
                                                                         232,180
--------------------------------------------------------------------------------

BANKS - 5.43%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               3,125   $   76,562
Associated Bancorp                                            1,157       49,346
Astoria Financial Corp.                                       1,098       40,846
BancTrust Financial Group Inc.                                1,047       16,773
Bank of America Corp.                                        16,309    1,311,733
Bank of Hawaii Corp.                                            885       37,347
Bank of New York Co. Inc. (The)                               7,107      235,384
Bank One Corp.                                               11,375      518,586
Banknorth Group Inc.                                          2,033       66,133
BB&T Corp.                                                    4,422      170,866
Cascade Bancorp                                                 974       18,759
Charter One Financial Inc.                                    1,796       62,052
City National Corp.                                             625       38,825
Coastal Financial Corp.                                       1,496       26,434
Comerica Inc.                                                 1,384       77,587
Commerce Bancorp Inc.                                           692       36,455
Commerce Bancshares Inc.                                      1,063       52,108
Compass Bancshares Inc.                                       1,667       65,530
Downey Financial Corp.                                          570       28,101
East West Bancorp Inc.                                          947       50,835
Eastern Virginia Bankshares                                     459       13,339
Fifth Third Bancorp                                           4,898      289,472
First Citizens Banc Corp.                                       814       23,044
First Tennessee National Corp.                                1,125       49,612
FleetBoston Financial Corp.                                   9,773      426,591
Fulton Financial Corp.                                        1,550       33,960
Golden West Financial Corp.                                   1,092      112,683
GreenPoint Financial Corp.                                    1,449       51,179
Hibernia Corp. Class A                                        2,220       52,192
Huntington Bancshares Inc.                                    2,661       59,873
KeyCorp                                                       3,306       96,932
M&T Bank Corp.                                                  688       67,630
Marshall & Ilsley Corp.                                       2,191       83,806
Mellon Financial Corp.                                        4,069      130,656
Mercantile Bankshares Corp.                                   1,030       46,947
National Bankshares Inc.                                        458       22,611
National City Corp.                                           5,205      176,658
National Commerce Financial Corp.                             2,664       72,674
New York Community Bancorp Inc.                               2,523       96,000
North Fork Bancorp Inc.                                       1,068       43,222
Northern States Financial Corp.                                 845       24,201
Northern Trust Corp.                                          1,934       89,776
Old Point Financial Corp.                                       720       22,860
PNC Financial Services Group                                  2,207      120,789
Popular Inc.                                                  1,754       78,825
Prosperity Bancshares Inc.                                    2,240       50,445
Regions Financial Corp.                                       1,836       68,299
Shore Bancshares Inc.                                           413       15,731
SouthTrust Corp.                                              2,700       88,371
Sovereign Bancorp Inc.                                        3,478       82,602
State Street Corp.                                            3,032      157,907
Sterling Bancorp (New York)                                   1,476       42,066
SunTrust Banks Inc.                                           2,414      172,601
Synovus Financial Corp.                                       2,647       76,551

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
TCF Financial Corp.                                             776   $   39,848
U.S. Bancorp                                                 17,636      525,200
UCBH Holdings Inc.                                            1,332       51,908
Union Planters Corp.                                          1,588       50,006
UnionBanCal Corp.                                               689       39,645
Valley National Bancorp                                       1,587       46,340
Wachovia Corp.                                               12,112      564,298
Washington Mutual Inc.                                        8,208      329,305
Wayne Bancorp Inc.                                              858       23,102
Wells Fargo & Company                                        16,551      974,688
Westamerica Bancorp                                             650       32,305
Wilmington Trust Corp.                                        1,011       36,396
Zions Bancorporation                                            830       50,904
--------------------------------------------------------------------------------
                                                                       8,784,312
--------------------------------------------------------------------------------

BEVERAGES - 1.80%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 9,403      495,350
Brown-Forman Corp. Class B                                      384       35,885
Coca-Cola Co. (The)                                          26,946    1,367,509
Coca-Cola Enterprises Inc.                                    4,132       90,367
Constellation Brands Inc./(1)/                                1,043       34,346
Coors (Adolf) Company Class B                                   376       21,094
Pepsi Bottling Group Inc.                                     2,475       59,845
PepsiAmericas Inc.                                            1,340       22,941
PepsiCo Inc.                                                 16,764      781,538
--------------------------------------------------------------------------------
                                                                       2,908,875
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.90%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                              11,712      723,802
Applera Corp. - Celera Genomics
   Group/(1)/                                                   884       12,296
Biogen Idec Inc./(1)/                                         2,927      107,655
Cephalon Inc./(1)/                                              606       29,336
Chiron Corp./(1)/                                             1,463       83,376
CuraGen Corp./(1)/                                            1,051        7,704
Genentech Inc./(1)/                                           2,055      192,286
Genzyme Corp. - General Division/(1)/                         1,825       90,045
Human Genome Sciences Inc./(1)/                               1,933       25,612
ICOS Corp./(1)/                                                 724       29,887
Immunomedics Inc./(1)/                                        1,410        6,430
Invitrogen Corp./(1)/                                           551       38,570
Millennium Pharmaceuticals Inc./(1)/                          3,121       58,269
Myriad Genetics Inc./(1)/                                       118        1,517
Protein Design Labs Inc./(1)/                                 1,248       22,339
Regeneron Pharmaceuticals Inc./(1)/                             244        3,589
TECHNE Corp./(1)/                                               426       16,094
--------------------------------------------------------------------------------
                                                                       1,448,807
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.14%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                           597       60,118
Masco Corp.                                                   4,068      111,504
Vulcan Materials Co.                                          1,033       49,140
--------------------------------------------------------------------------------
                                                                         220,762
--------------------------------------------------------------------------------

CHEMICALS - 1.05%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                 2,225   $  117,547
Ashland Inc.                                                    699       30,798
Cabot Corp.                                                     797       25,376
Dow Chemical Co. (The)                                        8,726      362,740
Du Pont (E.I.) de Nemours and Co.                            11,319      519,429
Eastman Chemical Co.                                            840       33,205
Engelhard Corp.                                               1,328       39,774
Great Lakes Chemical Corp.                                      620       16,858
Hercules Inc./(1)/                                            1,041       12,700
IMC Global Inc.                                               1,283       12,740
Lyondell Chemical Co.                                         1,998       33,866
Monsanto Co.                                                  2,386       68,669
PPG Industries Inc.                                           1,569      100,447
Praxair Inc.                                                  3,182      121,552
Rohm & Haas Co.                                               2,099       89,648
Sherwin-Williams Co. (The)                                    1,333       46,308
Sigma-Aldrich Corp.                                             632       36,138
Valspar Corp. (The)                                             712       35,187
--------------------------------------------------------------------------------
                                                                       1,702,982
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.06%
--------------------------------------------------------------------------------
Alliance Data Systems Corp./(1)/                                432       11,958
Apollo Group Inc. Class A/(1)/                                1,610      109,480
BearingPoint Inc./(1)/                                        1,733       17,486
Block (H & R) Inc.                                            1,592       88,149
Career Education Corp./(1)/                                   1,056       42,314
Caremark Rx Inc./(1)/                                         2,587       65,529
Cendant Corp./(1)/                                            9,548      212,634
Coinstar Inc./(1)/                                              237        4,280
Concord EFS Inc./(1)/                                         4,854       72,033
Convergys Corp./(1)/                                          1,221       21,319
Corinthian Colleges Inc./(1)/                                   606       33,669
Corporate Executive Board Co. (The)/(1)/                        514       23,988
Deluxe Corp.                                                    644       26,617
DeVry Inc./(1)/                                                 769       19,325
Donnelley (R.R.) & Sons Co.                                   1,315       39,647
Dun & Bradstreet Corp./(1)/                                     934       47,363
Ecolab Inc.                                                   2,405       65,825
Equifax Inc.                                                  1,353       33,148
Fair Isaac Corp.                                                584       28,709
First Health Group Corp./(1)/                                 1,203       23,410
Heidrick & Struggles International Inc./(1)/                    772       16,830
Hudson Highland Group Inc./(1)/                                  81        1,932
InterActiveCorp/(1)/                                          3,993      135,482
Iron Mountain Inc./(1)/                                         754       29,813
ITT Educational Services Inc./(1)/                              532       24,988
Landauer Inc.                                                   372       15,170
Manpower Inc.                                                   938       44,161
McKesson Corp.                                                2,524       81,172
Monster Worldwide Inc./(1)/                                     984       21,609
Moody's Corp.                                                 1,377       83,377
Paychex Inc.                                                  3,328      123,802
Rent-A-Center Inc./(1)/                                         805       24,053
Robert Half International Inc./(1)/                           1,511       35,267

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
ServiceMaster Co. (The)                                       3,630   $   42,290
Trimeris Inc./(1)/                                              390        8,182
Valassis Communications Inc./(1)/                               587       17,228
Viad Corp.                                                    1,046       26,150
--------------------------------------------------------------------------------
                                                                       1,718,389
--------------------------------------------------------------------------------

COMPUTERS - 4.07%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/                1,170       63,718
Apple Computer Inc./(1)/                                      3,206       68,512
Ask Jeeves Inc./(1)/                                            336        6,088
BISYS Group Inc. (The)/(1)/                                   1,047       15,579
Brocade Communications Systems Inc./(1)/                      3,464       20,022
CACI International Inc. Class A/(1)/                            237       11,523
Ceridian Corp./(1)/                                           1,438       30,112
Cisco Systems Inc./(1)/                                      66,440    1,613,828
Computer Sciences Corp./(1)/                                  1,800       79,614
Dell Inc./(1)/                                               24,295      825,058
Diebold Inc.                                                    953       51,338
DST Systems Inc./(1)/                                           943       39,380
Echelon Corp./(1)/                                              817        9,101
Electronic Data Systems Corp.                                 4,419      108,442
EMC Corp./(1)/                                               21,861      282,447
Extreme Networks Inc./(1)/                                    1,748       12,603
FactSet Research Systems Inc.                                   295       11,272
Foundry Networks Inc./(1)/                                    1,309       35,814
Gateway Inc./(1)/                                             2,826       13,000
Hewlett-Packard Co.                                          28,646      657,999
Hyperion Solutions Corp./(1)/                                   366       11,031
International Business Machines Corp                         17,318    1,605,032
Internet Security Systems Inc./(1)/                             277        5,216
Juniper Networks Inc./(1)/                                    3,367       62,896
Kronos Inc./(1)/                                                361       14,299
Lexmark International Inc./(1)/                               1,204       94,683
McDATA Corp. Class A/(1)/                                     1,040        9,911
Mindspeed Technologies Inc./(1)/                                872        5,973
NCR Corp./(1)/                                                  930       36,084
NetScreen Technologies Inc./(1)/                                688       17,028
Network Appliance Inc./(1)/                                   3,048       62,575
PalmOne Inc./(1)/                                               201        2,362
Planar Systems Inc./(1)/                                        268        6,518
Retek Inc./(1)/                                                 827        7,675
SanDisk Corp./(1)/                                              662       40,475
Sapient Corp./(1)/                                            7,650       42,840
ScanSource Inc./(1)/                                            135        6,159
Seagate Technology Inc.(2)                                    6,036            1
SRA International Inc. Class A/(1)/                              86        3,707
Storage Technology Corp./(1)/                                 1,501       38,651
Sun Microsystems Inc./(1)/                                   28,230      126,753
SunGard Data Systems Inc./(1)/                                2,770       76,757
Synopsys Inc./(1)/                                            1,434       48,412
3Com Corp./(1)/                                               5,567       45,482
Unisys Corp./(1)/                                             2,761       41,001
VeriSign Inc./(1)/                                            2,397       39,071
Veritas Software Corp./(1)/                                   4,057   $  150,758
Western Digital Corp./(1)/                                    2,192       25,844
--------------------------------------------------------------------------------
                                                                       6,582,644
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.54%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                      554       34,946
Avon Products Inc.                                            2,061      139,097
Colgate-Palmolive Co.                                         4,918      246,146
Estee Lauder Companies Inc. Class A                           1,115       43,775
Gillette Co. (The)                                            9,680      355,546
International Flavors & Fragrances Inc                          901       31,463
Kimberly-Clark Corp.                                          4,609      272,346
Procter & Gamble Co.                                         13,668    1,365,160
--------------------------------------------------------------------------------
                                                                       2,488,479
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.22%
--------------------------------------------------------------------------------
CDW Corp.                                                       695       40,143
Costco Wholesale Corp./(1)/                                   4,198      156,082
Fastenal Co.                                                    792       39,552
Genuine Parts Co.                                             1,636       54,315
Grainger (W.W.) Inc.                                            918       43,504
Tech Data Corp./(1)/                                            573       22,742
--------------------------------------------------------------------------------
                                                                         356,338
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.29%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                             230       16,006
Alleghany Corp./(1)/                                            148       32,930
Allied Capital Corp.                                          1,695       47,257
American Express Co.                                         12,279      592,216
American International Group Inc.                            26,936    1,785,318
AmeriCredit Corp./(1)/                                        1,440       22,939
Bear Stearns Companies Inc. (The)                               978       78,191
Capital One Financial Corp.                                   2,079      127,422
CIT Group Inc.                                                2,494       89,659
Citigroup Inc.                                               52,402    2,543,593
Countrywide Financial Corp.                                   1,748      132,560
Doral Financial Corp.                                         1,155       37,283
E*TRADE Financial Corp./(1)/                                  3,701       46,818
Edwards (A.G.) Inc.                                           1,171       42,425
Fannie Mae                                                    9,797      735,363
Federal Agricultural Mortgage Corp./(1)/                        112        3,580
Federated Investors Inc. Class B                                966       28,362
Franklin Resources Inc.                                       2,269      118,124
Freddie Mac                                                   6,814      397,392
Gabelli Asset Management Inc. Class A                           247        9,831
Goldman Sachs Group Inc. (The)                                4,430      437,374
Janus Capital Group Inc.                                      2,363       38,777
JP Morgan Chase & Co.                                        18,829      691,589
Legg Mason Inc.                                                 719       55,492
Lehman Brothers Holdings Inc.                                 2,622      202,471
MBNA Corp.                                                   11,922      296,262
Merrill Lynch & Co. Inc.                                      8,743      512,777
Morgan Stanley                                               10,296      595,830

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Nuveen Investments Inc. Class A                              1,060   $    28,260
Providian Financial Corp./(1)/                               2,772        32,266
Schwab (Charles) Corp. (The)                                12,893       152,653
SEI Investment Co.                                           1,038        31,628
SLM Corp.                                                    4,048       152,529
T. Rowe Price Group Inc.                                     1,298        61,538
--------------------------------------------------------------------------------
                                                                      10,176,715
--------------------------------------------------------------------------------

ELECTRIC - 1.70%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         5,614        52,996
Ameren Corp.                                                 1,298        59,708
American Electric Power Co. Inc.                             3,851       117,494
Calpine Corp./(1)/                                           3,699        17,792
CenterPoint Energy Inc.                                      2,845        27,568
Cinergy Corp.                                                1,341        52,044
CMS Energy Corp./(1)/                                        1,700        14,484
Consolidated Edison Inc.                                     1,878        80,773
Constellation Energy Group Inc.                              1,442        56,469
Dominion Resources Inc.                                      2,796       178,469
DPL Inc.                                                     1,730        36,122
DTE Energy Co.                                               1,503        59,218
Duke Energy Corp.                                            8,693       177,772
Edison International/(1)/                                    2,999        65,768
Energy East Corp.                                            2,050        45,920
Entergy Corp.                                                1,966       112,318
Exelon Corp.                                                 2,896       192,179
FirstEnergy Corp.                                            3,130       110,176
FPL Group Inc.                                               1,677       109,709
Great Plains Energy Inc.                                     1,280        40,730
Hawaiian Electric Industries Inc.                              710        33,633
MDU Resources Group Inc.                                     1,762        41,953
NiSource Inc.                                                2,317        50,835
Northeast Utilities                                          2,037        41,086
NSTAR                                                          996        48,306
Pepco Holdings Inc.                                          1,928        37,673
PG&E Corp./(1)/                                              3,873       107,553
Pinnacle West Capital Corp.                                    724        28,974
PPL Corp.                                                    1,416        61,950
Progress Energy Inc.                                         2,182        98,757
Public Service Enterprise Group Inc.                         1,756        76,913
Puget Energy Inc.                                            1,200        28,524
Reliant Resources Inc./(1)/                                  3,578        26,334
SCANA Corp.                                                  1,599        54,766
Southern Company                                             6,513       197,018
TECO Energy Inc.                                             1,534        22,105
Texas Genco Holdings Inc.                                      115         3,738
TXU Corp.                                                    2,923        69,334
Wisconsin Energy Corp.                                       1,439        48,135
Xcel Energy Inc.                                             3,847        65,322
--------------------------------------------------------------------------------
                                                                       2,750,618
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              1,935        47,311
Energizer Holdings Inc./(1)/                                 1,079        40,527
Molex Inc.                                                   1,896   $    66,151
Power-One Inc./(1)/                                          1,417        15,346
--------------------------------------------------------------------------------
                                                                         169,335
--------------------------------------------------------------------------------

ELECTRONICS - 0.63%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               4,555       133,188
AMETEK Inc.                                                    460        22,200
Amphenol Corp. Class A/(1)/                                    300        19,179
Applera Corp. - Applied Biosystems Group                     1,812        37,527
Arrow Electronics Inc./(1)/                                  1,310        30,313
ATMI Inc./(1)/                                                 237         5,484
Avnet Inc./(1)/                                              1,325        28,700
AVX Corp.                                                    1,174        19,512
Cabot Microelectronics Corp./(1)/                              152         7,448
Cognex Corp.                                                   440        12,426
Cymer Inc./(1)/                                                182         8,407
Fairchild Semiconductor
   International Inc. Class A/(1)/                           1,174        29,315
Gentex Corp.                                                   877        38,728
Helix Technology Corp.                                         419         8,623
Jabil Circuit Inc./(1)/                                      2,076        58,751
Johnson Controls Inc.                                          840        97,541
Millipore Corp./(1)/                                           604        26,002
Park Electrochemical Corp.                                     120         3,179
Parker Hannifin Corp.                                        1,125        66,938
PerkinElmer Inc.                                             1,363        23,266
Sanmina-SCI Corp./(1)/                                       4,852        61,184
Solectron Corp./(1)/                                         7,170        42,375
Symbol Technologies Inc.                                     2,269        38,323
Tektronix Inc.                                               1,136        35,898
Thermo Electron Corp./(1)/                                   1,569        39,539
Thomas & Betts Corp.                                           975        22,318
Trimble Navigation Ltd./(1)/                                   208         7,746
Varian Inc./(1)/                                               363        15,148
Vishay Intertechnology Inc./(1)/                             1,680        38,472
Waters Corp./(1)/                                            1,177        39,029
--------------------------------------------------------------------------------
                                                                       1,016,759
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                    883        35,002
--------------------------------------------------------------------------------
                                                                          35,002
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
GTECH Holdings Corp.                                           542        26,824
Hollywood Entertainment Corp./(1)/                             233         3,204
International Game Technology Inc.                           3,146       112,312
--------------------------------------------------------------------------------
                                                                         142,340
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.15%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                            2,609        36,213
Republic Services Inc.                                       1,737        44,519
Waste Management Inc.                                        5,569       164,842
--------------------------------------------------------------------------------
                                                                         245,574
--------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

FOOD - 1.26%
--------------------------------------------------------------------------------
Albertson's Inc.                                              3,108   $   70,396
Applebee's International Inc.                                   702       27,568
Archer-Daniels-Midland Co.                                    5,533       84,212
Campbell Soup Co.                                             3,778      101,250
CEC Entertainment Inc./(1)/                                     271       12,843
Cheesecake Factory (The)/(1)/                                   634       27,915
ConAgra Foods Inc.                                            4,687      123,690
Dean Foods Co./(1)/                                           1,924       63,242
Del Monte Foods Co./(1)/                                        875        9,100
General Mills Inc.                                            3,082      139,615
Heinz (H.J.) Co.                                              3,454      125,829
Hershey Foods Corp.                                             977       75,219
Hormel Foods Corp.                                            1,115       28,778
Kellogg Co.                                                   3,432      130,691
Kraft Foods Inc.                                              3,182      102,524
Kroger Co./(1)/                                               6,651      123,110
McCormick & Co. Inc.                                          1,376       41,418
Safeway Inc./(1)/                                             4,416       96,755
Sara Lee Corp.                                                7,599      164,974
Smithfield Foods Inc./(1)/                                    1,302       26,951
Smucker (J.M.) Co. (The)                                        770       34,873
SUPERVALU Inc.                                                1,129       32,278
Sysco Corp.                                                   5,853      217,907
Tyson Foods Inc. Class A                                      2,824       37,390
Whole Foods Market Inc./(1)/                                    471       31,618
Winn-Dixie Stores Inc.                                        1,053       10,477
Wrigley (William Jr.) Co.                                     1,839      103,370
--------------------------------------------------------------------------------
                                                                       2,043,993
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.38%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                             877       28,818
Bowater Inc.                                                    652       30,194
Georgia-Pacific Corp.                                         2,452       75,203
International Paper Co.                                       4,576      197,271
MeadWestvaco Corp.                                            1,908       56,763
Plum Creek Timber Co. Inc.                                    2,035       61,966
Temple-Inland Inc.                                              447       28,013
Weyerhaeuser Co.                                              2,053      131,392
--------------------------------------------------------------------------------
                                                                         609,620
--------------------------------------------------------------------------------

GAS - 0.10%
--------------------------------------------------------------------------------
EnergySouth Inc.                                                188        6,580
KeySpan Corp.                                                 1,400       51,520
Nicor Inc.                                                      495       16,850
Peoples Energy Corp.                                            794       33,380
Sempra Energy                                                 1,965       59,068
--------------------------------------------------------------------------------
                                                                         167,398
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.26%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            808       39,851
Emerson Electric Co.                                          4,096      265,216
Snap-On Inc.                                                    809       26,082
SPX Corp./(1)/                                                  974       57,281
Stanley Works (The)                                             970   $   36,734
--------------------------------------------------------------------------------
                                                                         425,164
--------------------------------------------------------------------------------

HEALTH CARE - 3.33%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,417       95,761
AMERIGROUP Corp./(1)/                                           362       15,439
AmSurg Corp./(1)/                                               361       13,678
Anthem Inc./(1)/                                              1,251       93,825
Apogent Technologies Inc./(1)/                                1,411       32,509
Apria Healthcare Group Inc./(1)/                                907       25,822
Bard (C.R.) Inc.                                                484       39,325
Bausch & Lomb Inc.                                              462       23,978
Baxter International Inc.                                     5,761      175,826
Beckman Coulter Inc.                                            726       36,903
Becton, Dickinson & Co.                                       2,342       96,350
Biomet Inc.                                                   2,173       79,119
Bio-Rad Laboratories Inc. Class A /(1)/                         286       16,494
Biosite Inc./(1)/                                                89        2,577
Boston Scientific Corp./(1)/                                  7,742      284,596
Candela Corp./(1)/                                              877       15,944
Cerner Corp./(1)/                                               199        7,532
CNS Inc.                                                      1,282       17,563
Covance Inc./(1)/                                               670       17,956
Cyberonics Inc./(1)/                                            123        3,937
Cytyc Corp./(1)/                                              1,073       14,764
Enzon Pharmaceuticals Inc./(1)/                                 786        9,432
Express Scripts Inc./(1)/                                       670       44,508
Guidant Corp.                                                 2,849      171,510
HCA Inc.                                                      4,627      198,776
Health Management Associates Inc.
   Class A                                                    2,289       54,936
Health Net Inc./(1)/                                          1,370       44,799
Hillenbrand Industries Inc.                                     708       43,938
Humana Inc./(1)/                                              1,517       34,663
Invacare Corp.                                                  399       16,108
Johnson & Johnson                                            30,731    1,587,563
Laboratory Corp. of America Holdings/(1)/                     1,553       57,383
LifePoint Hospitals Inc./(1)/                                   312        9,188
Lincare Holdings Inc./(1)/                                    1,067       32,042
Manor Care Inc.                                                 945       32,669
Medco Health Solutions Inc./(1)/                              1,603       54,486
Medtronic Inc.                                               11,408      554,543
Mid Atlantic Medical Services Inc./(1)/                         589       38,167
Oakley Inc.                                                     450        6,228
Oxford Health Plans Inc./(1)/                                   816       35,496
Pediatrix Medical Group Inc./(1)/                               281       15,480
PolyMedica Corp.                                                130        3,420
Quest Diagnostics Inc./(1)/                                     963       70,405
Renal Care Group Inc./(1)/                                      871       35,885
ResMed Inc./(1)/                                                464       19,275
Respironics Inc./(1)/                                           485       21,869
Select Medical Corp.                                            582        9,475
St. Jude Medical Inc./(1)/                                    1,518       93,129
Stryker Corp.                                                 1,725      146,642

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

HEALTH CARE (Continued)
--------------------------------------------------------------------------------
Tenet Healthcare Corp./(1)/                                   4,250   $   68,213
Triad Hospitals Inc./(1)/                                     1,064       35,399
UnitedHealth Group Inc.                                       5,491      319,466
Universal Health Services Inc. Class B                          633       34,005
Varian Medical Systems Inc./(1)/                                710       49,061
VISX Inc./(1)/                                                  317        7,339
Vital Images Inc./(1)/                                          527        9,402
WebMD Corp./(1)/                                              3,270       29,397
WellPoint Health Networks Inc./(1)/                           1,405      136,271
Zimmer Holdings Inc./(1)/                                     2,093      147,347
--------------------------------------------------------------------------------
                                                                       5,387,813
--------------------------------------------------------------------------------

HOME BUILDERS - 0.21%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       17          408
Centex Corp.                                                    533       57,377
D.R. Horton Inc.                                              1,571       67,961
KB Home                                                         464       33,649
Lennar Corp. Class A                                            702       67,392
Lennar Corp. Class B                                             43        3,930
NVR Inc./(1)/                                                    62       28,892
Pulte Homes Inc.                                                528       49,431
Ryland Group Inc.                                               372       32,974
--------------------------------------------------------------------------------
                                                                         342,014
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.12%
--------------------------------------------------------------------------------
Harman International Industries Inc.                            526       38,913
Hooker Furniture Corp.                                          329       13,423
Leggett & Platt Inc.                                          1,871       40,470
Maytag Corp.                                                  1,122       31,248
Polycom Inc./(1)/                                             1,148       22,409
Whirlpool Corp.                                                 595       43,227
--------------------------------------------------------------------------------
                                                                         189,690
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.23%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                          1,158       64,871
Clorox Co.                                                    1,970       95,663
Fortune Brands Inc.                                           1,336       95,511
Newell Rubbermaid Inc.                                        2,915       66,375
Toro Co.                                                        546       25,334
Tupperware Corp.                                                991       17,184
--------------------------------------------------------------------------------
                                                                         364,938
--------------------------------------------------------------------------------

INSURANCE - 2.12%
--------------------------------------------------------------------------------
ACE Ltd.                                                      2,509      103,923
AFLAC Inc.                                                    4,963      179,561
Allstate Corp. (The)                                          6,215      267,369
Ambac Financial Group Inc.                                      929       64,463
American National Insurance Co.                                 421       35,520
AON Corp.                                                     2,870       68,708
Berkley (W.R.) Corp.                                            701       24,500
Brown & Brown Inc.                                              820       26,740
Chubb Corp.                                                   1,726      117,541
CIGNA Corp.                                                   1,362       78,315
Cincinnati Financial Corp.                                    1,296   $   54,276
CNA Financial Corp./(1)/                                        383        9,230
Fidelity National Financial Inc.                              1,528       59,256
First American Corp.                                          1,009       30,038
Gallagher (Arthur J.) & Co.                                     920       29,891
Hancock (John) Financial Services Inc.                        2,728      102,300
Hartford Financial Services Group Inc.                        2,679      158,141
HCC Insurance Holdings Inc.                                     635       20,193
Hilb, Rogal & Hamilton Co.                                      283        9,076
Jefferson-Pilot Corp.                                         1,216       61,590
Lincoln National Corp.                                        1,862       75,169
Loews Corp.                                                   1,639       81,049
Markel Corp./(1)/                                               115       29,154
Marsh & McLennan Companies Inc.                               4,909      235,092
MBIA Inc.                                                     1,235       73,149
MetLife Inc.                                                  6,925      233,165
MGIC Investment Corp.                                           917       52,214
Old Republic International Corp.                              1,986       50,365
PMI Group Inc. (The)                                          1,071       39,873
Principal Financial Group Inc.                                3,012       99,607
Progressive Corp. (The)                                       1,954      163,335
Prudential Financial Inc.                                     4,938      206,260
Radian Group Inc.                                             1,076       52,455
SAFECO Corp.                                                  1,015       39,514
St. Paul Companies Inc.                                       2,109       83,622
StanCorp Financial Group Inc.                                   407       25,592
Torchmark Corp.                                               1,005       45,768
Transatlantic Holdings Inc.                                     292       23,594
Travelers Property Casualty Corp.
   Class B                                                    8,697      147,588
Unitrin Inc.                                                    906       37,517
UNUMProvident Corp.                                           2,893       45,623
XL Capital Ltd. Class A                                       1,233       95,619
--------------------------------------------------------------------------------
                                                                       3,435,955
--------------------------------------------------------------------------------

IRON / STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   1,589       21,007
Nucor Corp.                                                     744       41,664
United States Steel Corp.                                     1,137       39,818
--------------------------------------------------------------------------------
                                                                         102,489
--------------------------------------------------------------------------------

LEISURE TIME - 0.14%
--------------------------------------------------------------------------------
Brunswick Corp.                                                 929       29,570
Harley-Davidson Inc.                                          2,857      135,793
Polaris Industries Inc.                                         341       30,206
Sabre Holdings Corp.                                          1,327       28,650
--------------------------------------------------------------------------------
                                                                         224,219
--------------------------------------------------------------------------------

LODGING - 0.22%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,236       61,516
Hilton Hotels Corp.                                           3,343       57,266
Marriott International Inc. Class A                           2,191      101,224
MGM Mirage /(1)/                                                976       36,707
Park Place Entertainment Corp./(1)/                           3,472       37,602

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

LODGING (Continued)
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc                       1,737   $   62,480
--------------------------------------------------------------------------------
                                                                         356,795
--------------------------------------------------------------------------------

MACHINERY - 0.45%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              3,233      268,404
Deere & Co.                                                   2,163      140,703
Dover Corp.                                                   2,104       83,634
Graco Inc.                                                      670       26,867
Ingersoll-Rand Co. Class A                                    1,661      112,749
Manitowoc Co. Inc. (The)                                        255        7,956
Rockwell Automation Inc.                                      2,030       72,268
Ultratech Inc./(1)/                                             353       10,368
--------------------------------------------------------------------------------
                                                                         722,949
--------------------------------------------------------------------------------

MANUFACTURERS - 3.42%
--------------------------------------------------------------------------------
Carlisle Companies Inc.                                         437       26,596
Cooper Industries Ltd.                                          927       53,701
Crane Co.                                                       779       23,946
Danaher Corp.                                                 1,422      130,469
Eastman Kodak Co.                                             3,513       90,179
Eaton Corp.                                                     716       77,314
General Electric Co.                                        104,391    3,234,033
Harsco Corp.                                                    934       40,928
Honeywell International Inc.                                  7,967      266,337
Illinois Tool Works Inc.                                      2,830      237,465
ITT Industries Inc.                                             853       63,301
Pall Corp.                                                    1,540       41,318
Pentair Inc.                                                    704       32,173
Roper Industries Inc.                                           291       14,335
Textron Inc.                                                  1,294       73,836
3M Co.                                                        7,406      629,732
Tyco International Ltd.                                      19,110      506,415
--------------------------------------------------------------------------------
                                                                       5,542,078
--------------------------------------------------------------------------------

MEDIA - 2.94%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                             1,400       39,676
Cablevision Systems Corp./(1)/                                  832       19,460
Clear Channel Communications Inc.                             5,741      268,851
Comcast Corp. Class A/(1)/                                   28,143      925,060
Dow Jones & Co. Inc.                                            678       33,798
Entercom Communications Corp./(1)/                              672       35,589
Fox Entertainment Group Inc. Class A/(1)/                     2,053       59,845
Gannett Co. Inc.                                              2,373      211,577
Gemstar-TV Guide International Inc./(1)/                      2,333       11,782
Hughes Electronics Corp./(1)/                                 7,696      127,373
Knight Ridder Inc.                                              638       49,362
Lee Enterprises Inc.                                            825       36,011
Liberty Media Corp. Class A/(1)/                             28,048      333,491
LodgeNet Entertainment Corp./(1)/                               440        8,043
McClatchy Co. (The) Class A                                     478       32,886
McGraw-Hill Companies Inc. (The)                              1,758      122,919
Meredith Corp.                                                  606       29,579
New York Times Co. Class A                                    1,356       64,803
Readers Digest Association Inc. (The)                         1,533       22,474
Scripps (E.W.) Co. Class A                                      297   $   27,960
Time Warner Inc./(1)/                                        41,724      750,615
Tribune Co.                                                   2,587      133,489
Univision Communications Inc.
   Class A/(1)/                                               2,903      115,220
Viacom Inc. Class B                                          17,425      773,322
Walt Disney Co. (The)                                        18,540      432,538
Washington Post Company (The)
   Class B                                                       61       48,275
Westwood One Inc./(1)/                                        1,212       41,463
--------------------------------------------------------------------------------
                                                                       4,755,461
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                       891       40,460
--------------------------------------------------------------------------------
                                                                          40,460
--------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.00%
--------------------------------------------------------------------------------
Maverick Tube Corp./(1)/                                        190        3,658
--------------------------------------------------------------------------------
                                                                           3,658
--------------------------------------------------------------------------------

MINING - 0.39%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    8,090      307,420
Freeport-McMoRan Copper & Gold Inc.                           1,566       65,976
Newmont Mining Corp.                                          4,014      195,121
Phelps Dodge Corp./(1)/                                         804       61,176
--------------------------------------------------------------------------------
                                                                         629,693
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.13%
--------------------------------------------------------------------------------
Herman Miller Inc.                                            1,132       27,474
Pitney Bowes Inc.                                             1,958       79,534
Xerox Corp./(1)/                                              7,130       98,394
--------------------------------------------------------------------------------
                                                                         205,402
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.53%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              682       36,262
Anadarko Petroleum Corp.                                      2,336      119,159
Apache Corp.                                                  1,415      114,757
Burlington Resources Inc.                                     1,722       95,364
ChevronTexaco Corp.                                           9,780      844,894
Cimarex Energy Co./(1)/                                         444       11,850
ConocoPhillips                                                5,998      393,289
Cross Timbers Royalty Trust                                      14          399
Devon Energy Corp.                                            1,998      114,405
Diamond Offshore Drilling Inc.                                1,103       22,623
ENSCO International Inc.                                      1,745       47,412
EOG Resources Inc.                                              954       44,046
Equitable Resources Inc.                                        833       35,752
Evergreen Resources Inc./(1)/                                   386       12,549
Exxon Mobil Corp.                                            67,553    2,769,673
Kerr-McGee Corp.                                                956       44,444
Kinder Morgan Inc.                                            1,048       61,937
Marathon Oil Corp.                                            2,664       88,152
Murphy Oil Corp.                                              1,034       67,531

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
--------------------------------------------------------------------------------
Nabors Industries Ltd./(1)/                                   1,472   $   61,088
Newfield Exploration Co./(1)/                                   730       32,514
Noble Corp./(1)/                                              1,359       48,625
Noble Energy Inc.                                               871       38,699
Occidental Petroleum Corp.                                    3,062      129,339
Patina Oil & Gas Corp.                                          569       27,875
Pioneer Natural Resources Co./(1)/                            1,537       49,076
Pogo Producing Co.                                              973       46,996
Rowan Companies Inc./(1)/                                       937       21,710
St. Mary Land & Exploration Co.                                 436       12,426
Sunoco Inc.                                                     714       36,521
Transocean Inc./(1)/                                          3,302       79,281
Unocal Corp.                                                  2,003       73,770
Valero Energy Corp.                                           1,487       68,908
XTO Energy Inc.                                               2,002       56,657
--------------------------------------------------------------------------------
                                                                       5,707,983
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.44%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             3,030       97,445
BJ Services Co./(1)/                                          1,658       59,522
Cooper Cameron Corp./(1)/                                       437       20,364
Grant Prideco Inc./(1)/                                       1,087       14,153
Halliburton Co.                                               4,071      105,846
Patterson-UTI Energy Inc./(1)                                 1,028       33,842
Schlumberger Ltd.                                             5,181      283,504
Smith International Inc./(1)/                                   919       38,157
Tidewater Inc.                                                  863       25,786
Varco International Inc./(1)/                                 1,708       35,236
--------------------------------------------------------------------------------
                                                                         713,855
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.14%
--------------------------------------------------------------------------------
Ball Corp.                                                      571       34,014
Bemis Co.                                                       472       23,600
Pactiv Corp./(1)/                                             1,497       35,778
Sealed Air Corp./(1)/                                           854       46,236
Smurfit-Stone Container Corp.                                 2,676       49,693
Sonoco Products Co.                                           1,578       38,850
--------------------------------------------------------------------------------
                                                                         228,171
--------------------------------------------------------------------------------

PHARMACEUTICALS - 4.85%
--------------------------------------------------------------------------------
Abbott Laboratories                                          14,703      685,160
Able Laboratories Inc./(1)/                                     326        5,891
Advanced Medical Optics Inc./(1)/                               702       13,794
AdvancePCS/(1)/                                                 801       42,181
Alkermes Inc./(1)/                                              441        5,954
Allergan Inc.                                                 1,077       82,724
AmerisourceBergen Corp.                                         980       55,027
Andrx Group/(1)/                                              1,139       27,382
Barr Laboratories Inc./(1)/                                     538       41,399
Bristol-Myers Squibb Co.                                     18,194      520,348
Cardinal Health Inc.                                          3,975      243,111
Celgene Corp./(1)/                                              870       39,167
CV Therapeutics Inc./(1)/                                       294        4,310
DENTSPLY International Inc.                                     852       38,485
Forest Laboratories Inc./(1)/                                 3,271   $  202,148
Gilead Sciences Inc./(1)/                                     1,991      115,757
ImClone Systems Inc./(1)/                                       720       28,555
IVAX Corp./(1)/                                               1,632       38,972
King Pharmaceuticals Inc./(1)/                                2,130       32,504
KV Pharmaceuticals Co./(1)/                                     298        7,599
Ligand Pharmaceuticals Inc. Class B/(1)/                        401        5,891
Lilly (Eli) & Co.                                            10,663      749,929
Medicines Co. (The)/(1)/                                        235        6,923
Medicis Pharmaceutical Corp. Class A                            323       23,030
MedImmune Inc./(1)/                                           2,188       55,575
Merck & Co. Inc.                                             23,076    1,066,111
MGI Pharma Inc./(1)/                                            199        8,189
Mylan Laboratories Inc.                                       2,758       69,667
Neurocrine Biosciences Inc./(1)/                                458       24,979
NPS Pharmaceuticals Inc./(1)/                                   286        8,792
Omnicare Inc.                                                 1,106       44,671
OSI Pharmaceuticals Inc./(1)/                                   276        8,890
Pfizer Inc.                                                  75,338    2,661,692
Schering-Plough Corp.                                        13,986      243,217
Sepracor Inc./(1)/                                              998       23,882
Sybron Dental Specialties Inc./(1)/                             584       16,410
Valeant Pharmaceuticals International                           824       20,724
Vertex Pharmaceuticals Inc./(1)/                                944        9,657
Watson Pharmaceuticals Inc./(1)/                                957       44,022
Wyeth                                                        12,348      524,173
--------------------------------------------------------------------------------
                                                                       7,846,892
--------------------------------------------------------------------------------

PIPELINES - 0.09%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      3,658       15,656
El Paso Corp.                                                 5,163       42,285
Questar Corp.                                                 1,323       46,503
Williams Companies Inc.                                       4,257       41,804
--------------------------------------------------------------------------------
                                                                         146,248
--------------------------------------------------------------------------------

REAL ESTATE - 0.09%
--------------------------------------------------------------------------------
CenterPoint Properties Corp.                                    881       65,987
Developers Diversified Realty Corp.                           1,760       59,083
St. Joe Company (The)                                           687       25,618
--------------------------------------------------------------------------------
                                                                         150,688
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.86%
--------------------------------------------------------------------------------
AMB Property Corp.                                            1,253       41,199
Apartment Investment & Management
   Co. Class A                                                1,093       37,709
Archstone-Smith Trust                                         2,395       67,012
AvalonBay Communities Inc.                                    1,079       51,576
Boston Properties Inc.                                        1,187       57,202
Catellus Development Corp.                                    1,697       40,932
CBL & Associates Properties Inc.                              1,201       67,857
Crescent Real Estate Equities Co.                             2,023       34,654
Duke Realty Corp.                                             2,220       68,820
Equity Office Properties Trust                                3,153       90,333
Equity Residential                                            2,408       71,060
General Growth Properties Inc.                                3,078       85,415

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
--------------------------------------------------------------------------------
Health Care Property Investors Inc.                           1,111   $   56,439
Host Marriott Corp./(1)/                                      3,617       44,561
iStar Financial Inc.                                          1,921       74,727
Kimco Realty Corp.                                            1,488       66,588
Liberty Property Trust                                        1,399       54,421
Parkway Properties Inc.                                         464       19,302
ProLogis                                                      1,840       59,046
Public Storage Inc.                                           1,681       72,939
Rouse Co. (The)                                               1,374       64,578
Simon Property Group Inc.                                     1,734       80,354
U.S. Restaurant Properties Inc.                               1,395       23,771
Vornado Realty Trust                                          1,198       65,591
--------------------------------------------------------------------------------
                                                                       1,396,086
--------------------------------------------------------------------------------

RETAIL - 4.86%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,138       28,120
Amazon.com Inc./(1)/                                          2,271      119,545
America's Car-Mart Inc./(1)/                                    639       17,202
AutoNation Inc./(1)/                                          2,323       42,674
AutoZone Inc./(1)/                                              867       73,877
Bed Bath & Beyond Inc./(1)/                                   2,577      111,713
Best Buy Co. Inc.                                             3,070      160,377
Big Lots Inc./(1)/                                            1,243       17,663
Borders Group Inc./(1)/                                       1,219       26,720
Brinker International Inc./(1)/                               1,121       37,172
CarMax Inc./(1)/                                              1,160       35,879
CBRL Group Inc.                                                 694       26,552
Circuit City Stores Inc.                                      1,761       17,839
Coach Inc./(1)/                                               1,961       74,028
CVS Corp.                                                     3,585      129,490
Darden Restaurants Inc.                                       1,418       29,835
Dick's Sporting Goods Inc./(1)/                                  80        3,893
Dillards Inc. Class A                                           798       13,135
Dollar General Corp.                                          3,066       64,355
Dollar Tree Stores Inc./(1)/                                  1,236       37,154
eBay Inc./(1)/                                                5,824      376,172
Family Dollar Stores Inc.                                     1,484       53,246
Federated Department Stores Inc.                              1,676       78,990
Foot Locker Inc.                                              1,571       36,840
Gap Inc. (The)                                                8,279      192,156
Home Depot Inc.                                              21,307      756,185
Hot Topic Inc./(1)/                                             342       10,075
Kenneth Cole Productions Class A                                537       15,788
Kohls Corp./(1)/                                              3,153      141,696
Krispy Kreme Doughnuts Inc./(1)/                                591       21,631
Limited Brands Inc.                                           4,968       89,573
Lowe's Companies Inc.                                         7,315      405,178
May Department Stores Co. (The)                               2,613       75,960
McDonald's Corp.                                             11,788      292,696
Michaels Stores Inc.                                            726       32,089
Neiman-Marcus Group Inc. Class A/(1)/                           654       35,100
99 Cents Only Stores/(1)/                                       723       19,687
Nordstrom Inc.                                                1,421       48,740
Office Depot Inc./(1)/                                        3,143       52,520
Outback Steakhouse Inc.                                         707   $   31,256
Penney (J.C.) Co. Inc. (Holding Co.)                          2,451       64,412
PETsMART Inc.                                                 1,459       34,724
Pier 1 Imports Inc.                                             887       19,390
RadioShack Corp.                                              1,670       51,236
Rite Aid Corp./(1)/                                           4,021       24,287
Ross Stores Inc.                                              1,772       46,834
Ruby Tuesday Inc.                                               769       21,909
Sears, Roebuck and Co.                                        2,338      106,356
Staples Inc./(1)/                                             4,642      126,727
Starbucks Corp./(1)/                                          3,652      120,735
Target Corp.                                                  8,468      325,171
Tiffany & Co.                                                 1,365       61,698
TJX Companies Inc.                                            4,978      109,765
Toys R Us Inc./(1)/                                           2,181       27,568
Walgreen Co.                                                  9,562      347,866
Wal-Mart Stores Inc.                                         44,565    2,364,173
Wendy's International Inc.                                    1,046       41,045
Williams-Sonoma Inc./(1)/                                       844       29,346
Yum! Brands Inc./(1)/                                         2,788       95,907
Zale Corp./(1)/                                                 235       12,502
--------------------------------------------------------------------------------
                                                                       7,864,452
--------------------------------------------------------------------------------

SEMICONDUCTORS - 2.86%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              3,249       48,410
Agere Systems Inc. Class B/(1)/                              14,784       42,874
Altera Corp./(1)/                                             3,390       76,953
Amkor Technology Inc./(1)/                                    1,275       23,218
Analog Devices Inc.                                           3,228      147,358
Applied Materials Inc./(1)/                                  15,311      343,732
Applied Micro Circuits Corp./(1)/                             1,962       11,733
Atmel Corp./(1)/                                              4,724       28,391
Broadcom Corp. Class A/(1)/                                   2,748       93,679
Brooks Automation Inc./(1)/                                     248        5,994
Conexant Systems Inc./(1)/                                    2,618       13,011
Cree Inc./(1)/                                                  662       11,711
Cypress Semiconductor Corp./(1)/                              1,380       29,477
GlobespanVirata Inc./(1)/                                     1,350        7,938
Integrated Device Technology Inc./(1)/                        1,302       22,355
Intel Corp.                                                  64,530    2,077,866
International Rectifier Corp./(1)/                              797       39,380
Intersil Corp. Class A                                        1,504       37,374
KLA-Tencor Corp./(1)/                                         1,791      105,078
Lam Research Corp./(1)/                                       1,364       44,057
Lattice Semiconductor Corp./(1)/                                998        9,661
Linear Technology Corp.                                       2,705      113,799
LSI Logic Corp./(1)/                                          2,650       23,506
Maxim Integrated Products Inc.                                2,940      146,412
Microchip Technology Inc.                                     1,793       59,814
Micron Technology Inc./(1)/                                   5,212       70,206
Mykrolis Corp./(1)/                                             762       12,253
National Semiconductor Corp./(1)/                             1,593       62,780
Novellus Systems Inc./(1)/                                    1,260       52,983
NVIDIA Corp./(1)/                                             1,435       33,364

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
OmniVision Technologies Inc./(1)/                               281   $   15,525
ON Semiconductor Corp./(1)/                                   5,306       34,224
PMC-Sierra Inc./(1)/                                          1,381       27,827
QLogic Corp./(1)/                                               764       39,422
Rambus Inc./(1)/                                                909       27,906
Silicon Laboratories Inc./(1)/                                  357       15,430
Skyworks Solutions Inc./(1)/                                  1,065        9,266
Teradyne Inc./(1)/                                            1,621       41,254
Texas Instruments Inc.                                       15,971      469,228
TriQuint Semiconductor Inc./(1)/                              1,213        8,576
Varian Semiconductor Equipment
   Associates Inc./(1)/                                         201        8,782
Vitesse Semiconductor Corp./(1)/                              2,369       13,906
Xilinx Inc./(1)/                                              3,081      119,358
--------------------------------------------------------------------------------
                                                                       4,626,071
--------------------------------------------------------------------------------

SOFTWARE - 3.60%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            2,014       79,150
Akamai Technologies Inc./(1)/                                 1,781       19,146
Ariba Inc./(1)/                                               3,036        9,108
Ascential Software Corp./(1)/                                   499       12,939
Autodesk Inc.                                                 1,207       29,668
Automatic Data Processing Inc.                                5,586      221,261
BEA Systems Inc./(1)/                                         3,529       43,407
BMC Software Inc./(1)/                                        1,935       36,088
Cadence Design Systems Inc./(1)/                              2,904       52,214
Centillium Communications Inc./(1)/                             198        1,115
Certegy Inc.                                                    818       26,830
CheckFree Corp./(1)/                                            714       19,742
ChoicePoint Inc./(1)/                                         1,039       39,576
Citrix Systems Inc./(1)/                                      1,616       34,275
Computer Associates International Inc.                        5,335      145,859
Compuware Corp./(1)/                                          3,155       19,056
CSG Systems International Inc./(1)/                             837       10,454
Electronic Arts Inc./(1)/                                     2,780      132,828
First Data Corp.                                              6,754      277,522
Fiserv Inc./(1)/                                              1,701       67,207
IMPAC Medical Systems Inc./(1)/                                 245        6,262
IMS Health Inc.                                               2,193       54,518
Intuit Inc./(1)/                                              1,881       99,524
Manhattan Associates Inc./(1)/                                  259        7,159
Mercury Interactive Corp./(1)/                                  806       39,204
Micromuse Inc./(1)/                                             611        4,216
Microsoft Corp.                                             108,003    2,974,403
Netegrity Inc./(1)/                                           2,375       24,486
Network Associates Inc./(1)/                                  1,763       26,516
Novell Inc./(1)/                                              3,074       32,338
Oracle Corp./(1)/                                            48,135      635,382
PalmSource Inc./(1)/                                             62        1,351
Parametric Technology Corp./(1)/                              1,981        7,805
PeopleSoft Inc./(1)/                                          3,451       78,683
ProQuest Co./(1)/                                               467       13,753
RealNetworks Inc./(1)/                                        1,281        7,315
Reynolds & Reynolds Co. (The)
   Class A                                                      640       18,592
SAFLINK Corp./(1)/                                            1,458   $    3,907
SERENA Software Inc./(1)/                                       406        7,450
Siebel Systems Inc./(1)/                                      4,323       59,960
Sybase Inc./(1)/                                                803       16,526
Symantec Corp./(1)/                                           2,806       97,228
Take-Two Interactive Software Inc./(1)/                         319        9,190
TIBCO Software Inc./(1)/                                      1,514       10,250
Total System Services Inc.                                      636       19,799
Vignette Corp./(1)/                                           5,453       12,378
Websense Inc./(1)/                                              316        9,240
Yahoo! Inc./(1)/                                              5,974      269,846
--------------------------------------------------------------------------------
                                                                       5,824,726
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.66%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                              4,999       14,847
Advanced Fibre Communications
   Inc./(1)/                                                  1,225       24,684
American Tower Corp. Class A/(1)/                             2,504       27,093
Andrew Corp./(1)/                                             1,660       19,107
Avaya Inc./(1)/                                               4,119       53,300
CIENA Corp./(1)/                                              3,327       22,091
Comverse Technology Inc./(1)/                                 1,767       31,082
Harris Corp.                                                    809       30,702
JDS Uniphase Corp./(1)/                                      10,998       40,143
Motorola Inc.                                                21,826      307,092
QUALCOMM Inc.                                                 7,422      400,268
RF Micro Devices Inc./(1)/                                    1,372       13,789
Scientific-Atlanta Inc.                                       1,542       42,097
Sonus Networks Inc./(1)/                                      1,970       14,893
Sycamore Networks Inc./(1)/                                   1,453        7,614
Tellabs Inc./(1)/                                             3,079       25,956
--------------------------------------------------------------------------------
                                                                       1,074,758
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.32%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                             24,304      194,189
Avocent Corp./(1)/                                              685       25,016
Citizens Communications Co./(1)/                              2,393       29,721
Corning Inc./(1)/                                            12,697      132,430
Cox Communications Inc. Class A/(1)/                          2,712       93,428
Crown Castle International Corp./(1)/                         1,729       19,071
EchoStar Communications Corp./(1)/                            2,542       86,428
Emulex Corp./(1)/                                               881       23,505
InterDigital Communications Corp./(1)/                          638       13,168
Level 3 Communications Inc./(1)/                              6,728       38,350
Nextel Communications Inc. Class A/(1)/                      10,362      290,758
PanAmSat Corp./(1)/                                             568       12,246
Plantronics Inc./(1)/                                           376       12,276
Powerwave Technologies Inc./(1)/                                408        3,121
Qwest Communications International
   Inc./(1)/                                                 13,714       59,244
Sprint Corp. (PCS Group)/(1)/                                 9,106       51,176
Verizon Communications Inc.                                  29,935    1,050,120
Western Wireless Corp. Class A/(1)/                             475        8,721
--------------------------------------------------------------------------------
                                                                       2,142,968
--------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TELEPHONE - 1.23%
--------------------------------------------------------------------------------
Alltel Corp.                                                2,770   $    129,027
AT&T Corp.                                                  7,641        155,112
BellSouth Corp.                                            19,311        546,501
CenturyTel Inc.                                             1,385         45,179
SBC Communications Inc.                                    35,937        936,878
Sprint Corp. (FON Group)                                    8,272        135,826
Telephone & Data Systems Inc.                                 660         41,283
--------------------------------------------------------------------------------
                                                                       1,989,806
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                1,477         74,042
Mohawk Industries Inc./(1)/                                   654         46,133
--------------------------------------------------------------------------------
                                                                         120,175
--------------------------------------------------------------------------------

TOBACCO - 0.74%
--------------------------------------------------------------------------------
Altria Group Inc.                                          19,672      1,070,550
Loews Corporation - Carolina Group                          1,003         25,316
R.J. Reynolds Tobacco Holdings Inc.                           733         42,624
UST Inc.                                                    1,490         53,178
--------------------------------------------------------------------------------
                                                                       1,191,668
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                             247          4,841
Hasbro Inc.                                                 1,769         37,644
Marvel Enterprises Inc./(1)/                                  642         18,689
Mattel Inc.                                                 3,802         73,265
--------------------------------------------------------------------------------
                                                                         134,439
--------------------------------------------------------------------------------

TRANSPORTATION - 0.93%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          3,640        117,754
CH Robinson Worldwide Inc.                                    864         32,754
CNF Inc.                                                      862         29,222
CSX Corp.                                                   2,107         75,726
Expeditors International Washington
   Inc.                                                     1,042         39,242
FedEx Corp.                                                 2,642        178,335
Landstar System Inc./(1)/                                     806         30,660
Norfolk Southern Corp.                                      3,620         85,613
Union Pacific Corp.                                         2,238        155,496
United Parcel Service Inc. Class B                         10,305        768,238
--------------------------------------------------------------------------------
                                                                       1,513,040
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
Ryder System Inc.                                             932         31,828
--------------------------------------------------------------------------------
                                                                          31,828
--------------------------------------------------------------------------------

WATER - 0.03%
--------------------------------------------------------------------------------
Middlesex Water Co.                                         2,525         51,258
--------------------------------------------------------------------------------
                                                                          51,258
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $111,955,252)                                                 112,294,760
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 20.01%

AUSTRALIA - 1.12%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                          27,331   $    251,023
Coles Myer Ltd.                                            28,758        163,808
Coles Myer Ltd. ADR                                         3,319        150,683
Commonwealth Bank of Australia                             11,909        264,250
National Australia Bank Ltd.                                5,271        118,944
National Australia Bank Ltd. ADR                            1,210        135,581
News Corp. Ltd.                                             5,714         51,620
News Corp. Ltd. ADR                                         2,847        102,777
Rio Tinto PLC ADR                                           2,238        249,112
Westpac Banking Corp.                                         862         10,385
Westpac Banking Corp. ADR                                   5,289        319,561
--------------------------------------------------------------------------------
                                                                       1,817,744
--------------------------------------------------------------------------------

DENMARK - 0.18%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                        4,247        173,957
TDC A/S                                                       283         10,211
TDC A/S ADR                                                 5,834        105,945
--------------------------------------------------------------------------------
                                                                         290,113
--------------------------------------------------------------------------------

FINLAND - 0.34%
--------------------------------------------------------------------------------
Nokia OYJ                                                   2,287         39,549
Nokia OYJ ADR                                              12,141        206,397
Outokumpu OYJ                                               5,144         69,880
Rautaruukki OYJ/(1)/                                       18,644        137,337
Stora Enso OYJ Class R                                      2,971         40,023
UPM-Kymmene OYJ                                             3,239         61,773
--------------------------------------------------------------------------------
                                                                         554,959
--------------------------------------------------------------------------------

FRANCE - 1.79%
--------------------------------------------------------------------------------
Alcatel SA/(1)/                                             1,686         21,713
Alcatel SA ADR/(1)/                                         7,505         96,439
Aventis SA ADR                                              5,421        359,195
AXA                                                         2,865         61,326
AXA ADR                                                    13,204        283,490
BNP Paribas SA                                              5,207        327,867
France Telecom SA/(1)/                                      3,803        108,698
France Telecom SA ADR/(1)/                                  1,981         56,637
LVMH Moet Hennessy Louis
   Vuitton SA                                               3,287        239,228
Societe Generale Class A                                    2,647        233,716
STMicroelectronics NV                                       4,901        132,910
Total SA                                                    1,443        268,287
Total SA ADR                                                3,360        310,834
Vivendi Universal SA/(1)/                                   6,028        146,518
Vivendi Universal SA ADR/(1)/                               2,336         56,718
Zodiac SA                                                   6,848        200,913
--------------------------------------------------------------------------------
                                                                       2,904,489
--------------------------------------------------------------------------------

GERMANY - 1.34%
--------------------------------------------------------------------------------
DaimlerChrysler AG                                          6,974        322,338
DaimlerChrysler AG - Registered                               685         31,969
Deutsche Bank AG                                            3,861        319,964

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
Deutsche Telekom AG/(1)/                                      6,648   $  121,673
Deutsche Telekom AG ADR/(1)/                                  7,627      138,278
E.ON AG                                                       4,883      318,676
RWE AG                                                        7,299      288,811
SAP AG                                                          401       67,347
SAP AG ADR                                                    3,739      155,393
Siemens AG                                                    5,005      400,879
--------------------------------------------------------------------------------
                                                                       2,165,328
--------------------------------------------------------------------------------

GREECE - 0.06%
--------------------------------------------------------------------------------
Technical Olympic SA                                         16,810       90,326
--------------------------------------------------------------------------------
                                                                          90,326
--------------------------------------------------------------------------------

HONG KONG - 0.37%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  14,000       61,312
CLP Holdings Ltd.                                            12,500       59,573
Esprit Holdings Ltd.                                         27,500       91,565
Hong Kong & China Gas Co. Ltd.                               72,000      109,897
Hong Kong Exchanges & Clearing Ltd.                          42,000       91,156
Hongkong Electric Holdings Ltd.                              25,500      100,836
Wharf Holdings Ltd.                                          29,000       80,311
--------------------------------------------------------------------------------
                                                                         594,650
--------------------------------------------------------------------------------

IRELAND - 0.13%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    6,731      213,709
--------------------------------------------------------------------------------
                                                                         213,709
--------------------------------------------------------------------------------

ITALY - 0.80%
--------------------------------------------------------------------------------
Benetton Group SpA                                              854        9,813
Benetton Group SpA ADR                                        7,416      171,087
ENI-Ente Nazionale Idrocarburi
   SpA                                                        2,932       55,326
ENI-Ente Nazionale Idrocarburi
   SpA ADR                                                    2,344      222,633
Fiat SpA/(1)/                                                17,696      135,711
Fiat SpA ADR                                                  6,859       53,089
Sanpaolo IMI SpA ADR                                          9,236      239,489
Snam Rete Gas SpA                                            40,571      171,945
Telecom Italia Mobile SpA                                    35,020      190,383
Tiscali SpA/(1)/                                              7,739       54,079
--------------------------------------------------------------------------------
                                                                       1,303,555
--------------------------------------------------------------------------------

JAPAN - 3.73%
--------------------------------------------------------------------------------
Canon Inc. ADR                                                3,646      173,695
Dainippon Screen Manufacturing
   Co. Ltd./(1)/                                             18,000      123,113
Dowa Mining Co. Ltd.                                         13,000       69,870
East Japan Railway Co.                                           33      155,501
Fuji Photo Film Co. Ltd. ADR                                  4,261      139,761
Hitachi Ltd. ADR                                              2,273      136,539
Honda Motor Co. Ltd.                                            800       35,532
Honda Motor Co. Ltd. ADR                                      5,344      120,240
Ito-Yokado Co. Ltd.                                           3,095       97,323
Ito-Yokado Co. Ltd. ADR/(2)/                                    173        4,131
Japan Airlines System Corp. ADR                               9,187   $  119,431
JFE Holdings Inc.                                             3,800      103,714
Kamigumi Co. Ltd.                                            31,000      219,259
Kawasaki Kisen Kaisha Ltd.                                   41,000      203,910
Kirin Brewery Co. Ltd. ADR                                   29,957      257,331
Kubota Corp. ADR                                             10,921      228,795
Kyocera Corp.                                                   200       13,325
Kyocera Corp. ADR                                             1,102       73,834
Makita Corp.                                                 12,000      120,146
Makita Corp. ADR                                              5,370       53,501
Matsushita Electric Industrial
   Co. Ltd. ADR                                              11,218      156,379
Millea Holdings Inc. ADR                                      5,756      387,954
Mitsubishi Corp. ADR                                          8,746      186,727
Mitsui & Co. Ltd. ADR                                         1,350      214,650
Murata Manufacturing Co. Ltd.                                 1,500       81,039
NEC Corp. ADR                                                17,475      131,220
Nintendo Co. Ltd.                                             1,100      102,641
Nippon Telegraph & Telephone
   Corp. ADR                                                  5,642      138,568
Nippon Unipac Holding                                            16       82,560
Nissan Motor Co. Ltd.                                           800        9,137
Nissan Motor Co. Ltd. ADR                                     5,064      113,737
Nomura Holdings Inc.                                          8,000      136,232
NTT DoCoMo Inc.                                                  61      138,313
Oji Paper Co. Ltd.                                           14,000       90,398
Osaka Gas Co. Ltd.                                           30,000       81,179
Pioneer Corp. ADR                                             4,582      129,075
Ricoh Corp. Ltd. ADR                                          1,233      121,759
Rohm Co. Ltd.                                                   800       93,758
Seven-Eleven Japan Co. Ltd.                                   3,000       90,977
Sony Corp.                                                    1,700       58,850
Sony Corp. ADR                                                2,767       95,932
Sumitomo Metal Mining Co. Ltd.                               11,000       81,599
Sumitomo Mitsui Financial Group Inc.                             32      170,495
Takeda Chemical Industries Ltd.                               3,800      150,695
Tokyo Electric Power Co. Inc. (The)                           4,900      107,446
Tokyo Electron Ltd.                                           1,000       75,954
Toyota Motor Corp.                                            9,300      314,136
Trend Micro Inc./(1)/                                         2,000       53,653
--------------------------------------------------------------------------------
                                                                       6,044,014
--------------------------------------------------------------------------------

LUXEMBOURG - 0.05%
--------------------------------------------------------------------------------
Arcelor                                                       4,361       76,020
--------------------------------------------------------------------------------
                                                                          76,020
--------------------------------------------------------------------------------

NETHERLANDS - 1.45%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                      14,235      334,238
Aegon NV                                                      3,719       55,025
Aegon NV ADR                                                  7,301      108,055
Akzo Nobel NV                                                 1,618       62,450
Akzo Nobel NV ADR                                             4,026      153,793
ING Groep NV                                                  4,884      113,906
ING Groep NV ADR                                              5,560      130,160
Koninklijke Ahold NV/(1)/                                     6,831       52,042

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

NETHERLANDS (Continued)
--------------------------------------------------------------------------------
Koninklijke Ahold NV ADR/(1)/                                10,311   $   80,013
Koninklijke KPN NV/(1)/                                      12,224       94,363
Koninklijke Philips Electronics NV                            1,209       35,303
Koninklijke Philips Electronics NV NY                         6,872      199,906
Reed Elsevier NV                                              1,782       22,140
Reed Elsevier NV ADR                                          7,170      177,458
Royal Dutch Petroleum Co.                                     9,106      480,109
Unilever NV CVA                                               3,705      242,311
--------------------------------------------------------------------------------
                                                                       2,341,272
--------------------------------------------------------------------------------

NEW ZEALAND - 0.03%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
   ADR                                                        1,672       47,234
--------------------------------------------------------------------------------
                                                                          47,234
--------------------------------------------------------------------------------

PANAMA - 0.14%
--------------------------------------------------------------------------------
Carnival Corp.                                                5,722      227,335
--------------------------------------------------------------------------------
                                                                         227,335
--------------------------------------------------------------------------------

PORTUGAL - 0.12%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA
   Class R                                                   90,681      202,453
--------------------------------------------------------------------------------
                                                                         202,453
--------------------------------------------------------------------------------

SINGAPORE - 0.19%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                   11,000       11,205
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                1,708       17,200
Neptune Orient Lines Ltd./(1)/                               60,000       76,312
Singapore Exchange Ltd.                                     203,000      202,008
--------------------------------------------------------------------------------
                                                                         306,725
--------------------------------------------------------------------------------

SPAIN - 0.97%
--------------------------------------------------------------------------------
Acerinox SA                                                   2,519      118,769
Antena 3 Television SA/(1)/                                   3,542      156,101
Banco Bilbao Vizcaya Argentaria
   SA                                                         9,555      131,972
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                    13,380      185,313
Banco Santander Central Hispano
   SA ADR                                                    33,904      407,187
Repsol YPF SA                                                 1,412       27,535
Repsol YPF SA ADR                                             8,103      158,414
Telefonica SA                                                 9,014      132,345
Telefonica SA ADR                                             5,565      245,917
--------------------------------------------------------------------------------
                                                                       1,563,553
--------------------------------------------------------------------------------

SWEDEN - 0.41%
--------------------------------------------------------------------------------
Hoganas AB Class B                                            6,355      136,015
Holmen AB Class B                                             2,064       73,291
SSAB Svenskt Stal AB Series A                                 6,223      111,136
SSAB Svenskt Stal AB Series B                                 6,670      114,484
Svenska Cellulosa AB Class B                                  1,400   $   57,204
Telefonaktiebolaget LM Ericsson
   AB ADR/(1)/                                                3,558       62,977
Telefonaktiebolaget LM Ericsson
   Class B/(1)/                                              57,240      102,622
--------------------------------------------------------------------------------
                                                                         657,729
--------------------------------------------------------------------------------

SWITZERLAND - 1.75%
--------------------------------------------------------------------------------
Adecco SA ADR                                                 9,417      151,708
Credit Suisse Group                                           7,405      270,933
Logitech International SA - Registered/(1)/                   1,516       65,580
Nestle SA                                                     2,135      533,426
Novartis AG                                                  13,112      595,301
Roche Holding AG - Genusschein                                4,478      451,692
Societe Generale de Surveillance
   Holding SA                                                   144       90,353
Swiss Re                                                      3,241      218,818
UBS AG - Registered                                           6,536      447,624
--------------------------------------------------------------------------------
                                                                       2,825,435
--------------------------------------------------------------------------------

UNITED KINGDOM - 5.04%
--------------------------------------------------------------------------------
AstraZeneca PLC                                               1,956       93,841
AstraZeneca PLC ADR                                           6,936      335,564
Barclays PLC ADR/(3)/                                         9,636      350,269
BHP Billiton PLC                                             15,375      134,315
BP PLC                                                       52,503      425,767
BP PLC ADR                                                    7,460      368,151
British American Tobacco PLC                                 12,756      175,831
British Sky Broadcasting Group
   PLC/(1)/                                                     854       10,747
British Sky Broadcasting Group
   PLC ADR/(1)/                                               2,584      131,629
British Telecom PLC ADR                                       4,687      160,389
BT Group PLC                                                 18,947       63,851
Cadbury Schweppes PLC                                         1,496       10,987
Cadbury Schweppes PLC ADR                                     9,338      279,113
Centrica PLC                                                 53,509      202,115
Diageo PLC ADR                                                7,483      395,551
GlaxoSmithKline PLC                                           8,951      205,102
GlaxoSmithKline PLC ADR                                       9,795      456,643
Hanson PLC ADR                                                7,970      290,905
HBOS PLC                                                     22,288      288,668
Hong Kong & Shanghai Banking ADR                              2,415      190,350
HSBC Holdings PLC                                            32,297      507,629
Lloyds TSB Group PLC                                         37,206      298,387
National Grid Transco PLC                                    35,874      257,040
Reuters Group PLC                                             7,423       31,227
Reuters Group PLC ADR                                         2,299       58,349
Royal Bank of Scotland Group PLC                             13,990      412,228
Scottish & Southern Energy PLC                               18,600      224,087
Scottish Power PLC                                           28,446      189,559
Shell Transport & Trading Co. PLC                            43,830      326,011
Tesco PLC                                                    58,754      271,098
Unilever PLC                                                 24,512      228,506

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
Security                                                Principal          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Vodafone Group PLC                                        127,761   $    316,765
Vodafone Group PLC ADR                                     18,793        470,577
--------------------------------------------------------------------------------
                                                                       8,161,251
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $33,112,673)                                                   32,387,894
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $145,067,925)                                                 144,682,654
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.02%

AUSTRALIA - 0.02%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                           861         26,039
--------------------------------------------------------------------------------
                                                                          26,039
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $24,877)                                                           26,039
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 9.77%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $   175,000        182,499
   6.13%, 11/15/27                                      3,060,000      3,449,911
   6.25%, 05/15/30                                        480,000        553,912
   7.50%, 11/15/16                                      1,255,000      1,597,772
   8.00%, 11/15/21                                      2,940,000      3,970,608
   8.13%, 08/15/19                                      1,150,000      1,553,398
   8.13%, 05/15/21                                      1,940,000      2,643,553
   8.13%, 08/15/21                                        875,000      1,193,316
U.S. Treasury Notes
   3.25%, 08/15/08                                        665,000        669,053
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,026,478)                                                   15,814,022
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 15.51%

MONEY MARKET FUNDS - 8.57%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        10,266,602     10,266,602
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                         2,875,275      2,875,275
BlackRock Temp Cash Money
   Market Fund/(4)/                                       103,093        103,093
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                     621,231        621,231
--------------------------------------------------------------------------------
                                                                      13,866,201
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 3.13%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                            $   130,694        130,687
   1.12%, 09/15/04/(4)(5)/                            $   261,389    $   261,370
   1.13%, 10/12/04/(4)(5)/                                130,694        130,684
   1.20%, 08/23/04/(4)(5)/                                130,694        130,766
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                261,389        261,378
   1.11%, 04/19/04/(4)(5)/                                115,011        115,009
   1.16%, 07/15/04/(4)(5)/                                130,694        130,719
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                261,389        261,374
   1.24%, 08/09/04/(4)/                                    65,347         65,341
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                130,694        130,694
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                   261,389        261,389
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    52,278         52,278
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                282,300        282,269
   1.12%, 08/16/04/(4)(5)/                                 65,347         65,341
   1.13%, 05/17/04/(4)/                                   130,694        130,692
   1.14%, 04/13/04/(4)/                                   130,694        130,693
Links Finance LLC
   1.10%, 06/28/04/(4)/                                   130,694        130,682
   1.10%, 07/20/04/(4)/                                   104,555        104,544
   1.11%, 03/29/04/(4)/                                   130,694        130,694
   1.14%, 05/04/04/(4)/                                   130,694        130,692
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                196,041        196,041
   1.17%, 12/28/04/(4)(5)/                                261,389        261,389
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                   130,694        130,694
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                   261,389        261,349
   1.10%, 07/20/04/(4)/                                   130,694        130,680
   1.13%, 07/01/04/(4)/                                   130,694        130,678
   1.24%, 08/06/04/(4)/                                    65,347         65,343
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                 78,417         78,403
   1.10%, 07/06/04/(4)(5)/                                 78,417         78,412
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                130,694        130,676
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                                130,694        130,681
   1.12%, 04/20/04/(4)(5)/                                130,694        130,694
   1.12%, 11/15/04/(4)(5)/                                156,833        156,833
   1.13%, 07/06/04/(4)(5)/                                156,833        156,826
--------------------------------------------------------------------------------
                                                                       5,075,995
--------------------------------------------------------------------------------

TIME DEPOSITS - 1.17%
--------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                   261,389        261,357
Bank of New York
   1.39%, 11/01/04/(4)/                                   261,389        261,367

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

TIME DEPOSITS (Continued)
-------------------------------------------------------------------------------
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                 $196,041   $    196,026
   1.42%, 10/29/04/(4)/                                  196,041        196,054
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                  196,041        196,019
   1.40%, 10/29/04/(4)/                                  261,389        261,383
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  326,736        326,736
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                  196,041        196,025
-------------------------------------------------------------------------------
                                                                      1,894,967
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.13%
-------------------------------------------------------------------------------

Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                  784,166        784,166
Merrill Lynch
   0.98%, 01/02/04/(4)/                                  261,389        261,389
   0.98%, 01/02/04/(4)/                                  261,389        261,389
   1.00%, 01/02/04/(4)/                                  522,777        522,777
-------------------------------------------------------------------------------
                                                                      1,829,721
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.12%
-------------------------------------------------------------------------------

Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                  130,694        130,675
   1.09%, 01/09/04/(4)/                                  130,694        130,667
   1.10%, 01/20/04/(4)/                                  130,694        130,622
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                  130,694        130,675
   1.09%, 01/20/04/(4)/                                  130,694        130,623
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                   78,417         78,390
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                  130,694        130,612
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                  261,389        261,278
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                  287,527        287,423
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                                  235,250        235,179
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                  164,599        164,580
-------------------------------------------------------------------------------
                                                                      1,810,724
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.39%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                                 $196,041   $    195,221
   1.28%, 08/19/04/(4)/                                  104,555        103,700
Federal National Mortgage
   Association
   1.28%, 08/20/04/(4)/                                  339,805        337,015
-------------------------------------------------------------------------------
                                                                        635,936
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $25,113,544)                                                  25,113,544
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 114.68%
(Cost $186,232,824)                                                 185,636,259
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (14.68%)                           (23,762,944)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $161,873,315
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                        LifePath Retirement    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
                                          Master Portfolio   Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                         $142,497,258       $301,483,829      $601,299,597      $237,615,960      $186,232,824
                                            ------------       ------------      ------------      ------------      ------------
Foreign currency, at cost                   $     48,342       $     64,957      $    137,264      $         --      $     27,102
                                            ------------       ------------      ------------      ------------      ------------
Investments in securities, at value
   (including securities on loan /(a)/)
   (Note 1)                                 $147,252,637       $316,152,109      $608,651,400      $262,615,461      $185,636,259
Foreign currency, at value                        48,923             66,577           139,266            70,538            46,279
Receivables:
   Investment securities sold                         --            193,705         5,184,740         3,530,609         2,403,186
   Dividends and interest                        677,629          1,289,879         1,908,606           701,710           347,516
                                            ------------       ------------      ------------      ------------      ------------
Total Assets                                 147,979,189        317,702,270       615,884,012       266,918,318       188,433,240
                                            ------------       ------------      ------------      ------------      ------------
LIABILITIES
Payables:
   Investment securities purchased             2,802,053            749,746         5,067,659         1,845,167         3,922,163
   Collateral for securities loaned
      (Note 4)                                43,754,442         78,368,185       139,082,907        40,502,128        22,553,861
   Advisory fees (Note 2)                         52,518            129,134           253,573           118,734            83,901
                                            ------------       ------------      ------------      ------------      ------------
Total Liabilities                             46,609,013         79,247,065       144,404,139        42,466,029        26,559,925
                                            ------------       ------------      ------------      ------------      ------------
NET ASSETS                                  $101,370,176       $238,455,205      $471,479,873      $224,452,289      $161,873,315
                                            ============       ============      ============      ============      ============
---------------------------------------------------------------------------------------------------------------------------------

/(a)/ Securities on loan with market values of $42,942,197, $76,811,835, $135,804,912, $39,419,796 and $21,867,558, respectively. See Note 4.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                            LifePath Retirement   LifePath 2010      LifePath 2020
                                              Master Portfolio   Master Portfolio  Master Portfolio
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(b)/                                $  383,207         $ 1,476,858      $  4,160,333
   Interest                                       1,139,628           2,393,012         3,664,582
   Securities lending income                         20,201              40,816            90,556
                                                 ----------         -----------      ------------
Total investment income                           1,543,036           3,910,686         7,915,471
                                                 ----------         -----------      ------------
EXPENSES (Note 2)
   Advisory fees                                    206,121             554,615         1,161,258
                                                 ----------         -----------      ------------
Total expenses                                      206,121             554,615         1,161,258
                                                 ----------         -----------      ------------
Net investment income                             1,336,915           3,356,071         6,754,213
                                                 ----------         -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on sale of
      investments                                  (219,216)         (2,122,178)      (10,507,540)
   Net realized gain (loss) on foreign
      currency transactions                           6,491              23,421            (2,631)
   Net change in unrealized appreciation
      (depreciation) of investments               6,149,672          23,981,654        70,940,692
   Net change in unrealized appreciation
      (depreciation) on translation
      of assets and liabilities in foreign
      currencies                                        (60)              1,780             2,699
                                                 ----------         -----------      ------------
Net gain on investments                           5,936,887          21,884,677        60,433,220
                                                 ----------         -----------      ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               $7,273,802         $25,240,748      $ 67,187,433
                                                 ==========         ===========      ============

                                              LifePath 2030     LifePath 204
                                            Master Portfolio  Master Portfolio
------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(b)/                             $ 2,003,524        $  1,541,866
   Interest                                     1,271,236             599,066
   Securities lending income                       25,845              14,643
                                              -----------        ------------
Total investment income                         3,300,605           2,155,575
                                              -----------        ------------
EXPENSES (Note 2)
   Advisory fees                                  496,697             341,576
                                              -----------        ------------
Total expenses                                    496,697             341,576
                                              -----------        ------------
Net investment income                           2,803,908           1,813,999
                                              -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on sale of
      investments                              (3,590,663)        (10,404,722)
   Net realized gain (loss) on foreign
      currency transactions                        12,606              (4,983)
   Net change in unrealized appreciation
      (depreciation) of investments            34,081,350          34,601,109
   Net change in unrealized appreciation
      (depreciation) on translation
      of assets and liabilities in foreign
      currencies                                    1,308              19,542
                                              -----------        ------------
Net gain on investments                        30,504,601          24,210,946
                                              -----------        ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                            $33,308,509        $ 26,024,945
                                              ===========        ============
------------------------------------------------------------------------------

/(b)/ Net of foreign withholding tax of $18,482, $56,657, $149,683, $74,998 and
     $67,153, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LifePath Retirement Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  1,336,915             $  1,063,583     $     2,309,590
   Net realized gain (loss)                  (212,725)                 (47,763)          1,795,486
   Net change in unrealized
      appreciation (depreciation)           6,149,612               (1,664,379)         (2,311,088)
                                         ------------             ------------     ---------------
Net increase (decrease) in
   net assets resulting from
   operations                               7,273,802                 (648,559)          1,793,988
                                         ------------             ------------     ---------------
Interestholder transactions:
   Contributions                           76,464,718               21,078,592          30,951,244
   Withdrawals                            (22,832,273)             (22,734,457)        (95,547,521)
                                         ------------             ------------     ---------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             53,632,445               (1,655,865)        (64,596,277)
                                         ------------             ------------     ---------------
Increase (decrease) in
   net assets                              60,906,247               (2,304,424)        (62,802,289)
NET ASSETS:
Beginning of period                        40,463,929               42,768,353         105,570,642
                                         ------------             ------------     ---------------
End of period                            $101,370,176             $ 40,463,929     $    42,768,353
                                         ============             ============     ===============

                                                                    LifePath 2010 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  3,356,071             $  2,573,253       $   5,471,867
   Net realized gain (loss)                (2,098,757)              (4,435,915)         11,414,844
   Net change in unrealized
      appreciation (depreciation)          23,983,434               (7,050,480)        (16,181,695)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              25,240,748               (8,913,142)            705,016
                                         ------------             ------------       -------------
Interestholder transactions:
   Contributions                          130,632,999               53,577,613          84,755,676
   Withdrawals                            (38,736,923)             (48,559,069)       (236,515,911)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             91,896,076                5,018,544        (151,760,235)
                                         ------------             ------------       -------------
Increase (decrease) in
   net assets                             117,136,824               (3,894,598)       (151,055,219)
NET ASSETS:
Beginning of period                       121,318,381              125,212,979         276,268,198
                                         ------------             ------------       -------------
End of period                            $238,455,205             $121,318,381       $ 125,212,979
                                         ============             ============       =============

                                                                    LifePath 2020 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  6,754,213            $   5,376,753       $   9,797,068
   Net realized gain (loss)               (10,510,171)             (29,021,362)         55,898,904
   Net change in unrealized
      appreciation (depreciation)          70,943,391              (10,052,572)        (82,078,470)
                                         ------------            -------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              67,187,433              (33,697,181)        (16,382,498)
                                         ------------            -------------       -------------
Interestholder transactions:
   Contributions                          195,074,936               75,967,508         271,054,874
   Withdrawals                            (60,811,918)            (116,588,501)       (390,877,654)
                                         ------------            -------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions            134,263,018              (40,620,993)       (119,822,780)
                                         ------------            -------------       -------------
Increase (decrease) in
   net assets                             201,450,451              (74,318,174)       (136,205,278)
NET ASSETS:
Beginning of period                       270,029,422              344,347,596         480,552,874
                                         ------------            -------------       -------------
End of period                            $471,479,873            $ 270,029,422       $ 344,347,596
                                         ============            =============       =============

                                                                    LifePath 2030 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  2,803,908             $  1,678,094       $   3,067,702
   Net realized gain (loss)                (3,578,057)              (5,796,135)         20,799,655
   Net change in unrealized
      appreciation (depreciation)          34,082,658              (11,856,843)        (34,991,407)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              33,308,509              (15,974,884)        (11,124,050)
                                         ------------             ------------       -------------
Interestholder transactions:
   Contributions                          119,861,381               35,206,565          89,451,581
   Withdrawals                            (30,946,859)             (36,875,703)       (240,386,251)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             88,914,522               (1,669,138)       (150,934,670)
                                         ------------             ------------       -------------
Increase (decrease) in
   net assets                             122,223,031              (17,644,022)       (162,058,720)
NET ASSETS:
Beginning of period                       102,229,258              119,873,280         281,932,000
                                         ------------             ------------       -------------
End of period                            $224,452,289             $102,229,258       $ 119,873,280
                                         ============             ============       =============
--------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                                   LifePath 2040 Master Portfolio
                                                                  ---------------------------------------------------------------
                                                                             For the                  For the             For the
                                                                          Year Ended             Period Ended          Year Ended
                                                                   December 31, 2003   December 31, 2002/(1)/   February 28, 2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                $  1,813,999             $  1,112,958       $   2,317,577
   Net realized gain (loss)                                              (10,409,705)             (11,398,816)         65,072,130
   Net change in unrealized appreciation (depreciation)                   34,620,651               (4,941,229)        (85,921,644)
                                                                        ------------             ------------       -------------
Net increase (decrease) in net assets resulting from operations           26,024,945              (15,227,087)        (18,531,937)
                                                                        ------------             ------------       -------------
Interestholder transactions:
   Contributions                                                          92,618,651               30,043,947          47,790,242
   Withdrawals                                                           (31,007,978)             (35,865,224)       (384,441,174)
                                                                        ------------             ------------       -------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                                            61,610,673               (5,821,277)       (336,650,932)
                                                                        ------------             ------------       -------------
Increase (decrease) in net assets                                         87,635,618              (21,048,364)       (355,182,869)

NET ASSETS:
Beginning of period                                                       74,237,697               95,286,061         450,468,930
                                                                        ------------             ------------       -------------
End of period                                                           $161,873,315             $ 74,237,697       $  95,286,061
                                                                        ============             ============       =============
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     Foreign Currency Translation

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Federal Income Taxes

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4, below.

2.    Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

---------------------------------------------------------
                                       Securities Lending
Master Portfolio                               Agent Fees
---------------------------------------------------------
LifePath Retirement Master Portfolio         $19,745
LifePath 2010 Master Portfolio                38,242
LifePath 2020 Master Portfolio                89,333
LifePath 2030 Master Portfolio                23,966
LifePath 2040 Master Portfolio                13,575
---------------------------------------------------------

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. ("Stephens") served as sponsor and placement agent for the Master Portfolios.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $108,307, $240,672, $1,056,149, $496,396 and $350,269, respectively, as of December 31,
2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003, were as follows:

----------------------------------------------------------------------------------------------
                                       U.S. Government Obligations       Other Securities
                                       ---------------------------   -------------------------
Master Portfolio                           Purchases         Sales     Purchases         Sales
----------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio    $ 53,527,079   $11,808,712   $18,428,313   $ 5,256,702
LifePath 2010 Master Portfolio            91,581,322    21,952,469    38,826,346    13,481,762
LifePath 2020 Master Portfolio           132,446,500    46,681,186    79,453,687    29,568,343
LifePath 2030 Master Portfolio            59,442,436    29,680,373    74,189,580    15,757,484
LifePath 2040 Master Portfolio            23,682,015    12,034,704    67,896,504    16,465,560
----------------------------------------------------------------------------------------------

     At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

--------------------------------------------------------------------------------------------------
                                                                                    Net Unrealized
                                                Tax     Unrealized     Unrealized     Appreciation
Master Portfolio                               Cost   Appreciation   Depreciation   (Depreciation)
--------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $143,117,729    $ 5,264,460   $ (1,129,552)    $ 4,134,908
LifePath 2010 Master Portfolio          303,723,467     18,017,604     (5,588,962)     12,428,642
LifePath 2020 Master Portfolio          612,766,811     28,975,054    (33,090,465)     (4,115,411)
LifePath 2030 Master Portfolio          240,074,345     30,228,798     (7,687,682)     22,541,116
LifePath 2040 Master Portfolio          189,643,262     12,833,915    (16,840,918)     (4,007,003)
--------------------------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

4.   Portfolio Securities Loaned

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.   Financial Highlights

     Financial highlights for each of the Master Portfolios were as follows:

                                       -----------------------------------------------------------------------------------------
                                         Year Ended    Period Ended    Year Ended       Year Ended     Year Ended     Year Ended
                                       December 31,    December 31,   February 28,    February 28,   February 29,   February 28,
                                               2003       2002/(1)/          2002             2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
     average net assets/(2)/                2.27%          2.98%             3.73%/(4)/       4.40%          4.03%          3.95%
   Portfolio turnover rate                    29%            56%              116%/(5)/         58%            55%            66%
   Total return                            12.45%         (1.36)%/(3)/       2.68%            6.56%          5.22%          7.10%
LifePath 2010 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               2.12%          2.49%             3.11%/(4)/       3.49%          3.20%          3.12%
   Portfolio turnover rate                    23%            72%               86%/(5)/         54%            49%            38%
   Total return                            16.16%         (6.43)%/(3)/      (0.70)%           2.13%          8.32%         10.59%
LifePath 2020 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.44%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               2.04%          2.14%             2.23%/(4)/       2.38%          2.27%          2.30%
   Portfolio turnover rate                    23%            67%               86%/(5)/         39%            43%            36%
   Total return                            21.11%        (10.18)%/(3)/      (4.99)%          (3.14)%        11.24%         12.82%
LifePath 2030 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               1.98%          1.81%             1.74%/(4)/       1.72%          1.72%          1.74%
   Portfolio turnover rate                    32%            68%               53%/(5)/         27%            26%            19%
   Total return                            24.36%        (13.05)%/(3)/      (7.82)%          (5.59)%        13.44%         13.95%
LifePath 2040 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.49%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               1.86%          1.57%             1.13%/(4)/       0.90%          0.99%          1.11%
   Portfolio turnover rate                    29%            62%               15%/(5)/         20%            29%            19%
   Total return                            28.14%        (15.63)%/(3)/     (10.48)%         (10.41)%        16.41%         15.75%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/ Annualized for periods of less than one year.
/(3)/ Not annualized.
/(4)/ Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(5)/ Portfolio turnover rates excluding in-kind transactions for the Lifepath
      Retirement, Lifepath 2010, Lifepath 2020, Lifepath 2030 and Lifepath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

Report of Independent Auditors

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement (formerly LifePath Income) Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods ended from February 28, 2002 through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through February 28, 2001 were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those highlights.


PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

Master Investment Portfolio
Trustees Information -- Unaudited

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

Notes:

Notes:

Notes:

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 15.12%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.40%, 10/21/04                             $    25,000,000   $    24,997,987
Bank of America NA
  1.10%, 03/15/04                                 100,000,000       100,000,000
BNP Paribas (New York)
  1.10%, 01/20/04                                  50,000,000        50,000,000
  1.25%, 10/07/04                                  65,000,000        64,997,504
Canadian Imperial Bank of Commerce
  1.31%, 08/13/04                                  50,000,000        49,996,901
Citibank NA
  1.09%, 02/23/04                                 100,000,000       100,000,000
  1.10%, 01/22/04                                  25,000,000        25,000,000
Fortis Bank
  1.39%, 09/08/04                                  20,000,000        19,998,625
Societe Generale
  1.34%, 09/03/04                                  50,000,000        49,994,621
World Savings Bank FSB
  1.05%, 03/18/04                                  80,000,000        79,994,843
  1.06%, 02/12/04                                 100,000,000        99,996,771
  1.07%, 02/25/04                                  50,000,000        49,997,716
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $714,974,968)                                                714,974,968
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.80%
-------------------------------------------------------------------------------
Amstel Funding Corp.
  1.10%, 02/17/04                                  26,368,000        26,330,133
  1.11%, 02/17/04                                 100,000,000        99,855,083
  1.16%, 04/22/04                                  45,000,000        44,837,600
Banque Generale du Luxembourg
  1.10%, 02/04/04                                  13,750,000        13,735,715
Citigroup Global Markets Holdings Inc.
  1.07%, 01/06/04                                  30,000,000        29,995,542
Corporate Asset Funding Co. Inc.
  1.09%, 02/04/04                                  27,000,000        26,972,205
  1.10%, 01/08/04                                  50,000,000        49,989,306
  1.10%, 01/09/04                                  25,000,000        24,993,889
  1.10%, 01/20/04                                  50,000,000        49,970,972
  1.11%, 01/08/04                                  50,000,000        49,989,209
CRC Funding LLC
  1.09%, 01/06/04                                  50,000,000        49,992,431
  1.11%, 01/12/04                                  50,000,000        49,983,042
DEPFA Bank PLC
  1.11%, 02/11/04                                 100,000,000        99,874,153
Edison Asset Securitization Corp.
  1.10%, 01/15/04                                  50,000,000        49,978,611
  1.10%, 02/17/04                                  18,000,000        17,974,150
K2 USA LLC
  1.13%, 06/07/04                                  30,000,000        29,851,217
Kitty Hawk Funding Corp.
  1.10%, 01/20/04                                  33,000,000        32,980,841
Liberty Street Funding Corp.
  1.10%, 02/17/04                                  17,938,000        17,912,239
  1.11%, 01/29/04                                  17,887,000        17,871,558
  1.11%, 02/11/04                                  14,559,000        14,540,595
Moat Funding LLC
  1.09%, 01/08/04                                 100,000,000        99,978,806
  1.10%, 01/07/04                                  50,000,000        49,990,833
Morgan Stanley
  1.08%, 02/25/04                                 100,000,000        99,835,000
Nationwide Building Society
  1.10%, 02/06/04                                  22,000,000        21,975,800
  1.10%, 02/13/04                                  28,000,000        27,963,211
Ness LLC
  1.05%, 01/15/04                                  22,254,000        22,244,914
Prudential Funding Corp.
  1.10%, 01/15/04                                  50,000,000        49,978,611
Receivables Capital Co. LLC
  1.08%, 01/05/04                                  70,230,000        70,221,572
Special Purpose Accounts Receivable Corp.
  1.11%, 01/13/04                                  50,000,000        49,981,500
Ticonderoga Funding LLC
  1.10%, 01/05/04                                  25,000,000        24,996,945
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,314,795,683)                                            1,314,795,683
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.50%
-------------------------------------------------------------------------------
Associates Corp. NA
  6.20%, 01/26/04                                   7,000,000         7,023,094
Beta Finance Inc.
  1.40%, 09/13/04/(1)/                             40,000,000        40,000,000
  1.41%, 11/03/04/(1)/                             65,000,000        65,000,000
Citigroup Inc.
  5.70%, 02/06/04                                  30,000,000        30,126,780
Daimler Chrysler Auto Trust
  1.10%, 08/09/04/(1)/                             22,847,233        22,847,233
General Electric Capital Corp.
  5.38%, 04/23/04                                  19,250,000        19,506,971
Hyundai Auto Receivables Trust
  1.11%, 11/15/04                                  33,383,576        33,383,576
K2 USA LLC
  1.21%, 08/09/04/(1)/                             24,000,000        23,972,279
Links Finance LLC
  1.44%, 11/01/04                                  45,000,000        45,000,000
Merrill Lynch & Co. Inc.
  5.35%, 06/15/04                                  17,914,000        18,259,050
Morgan Stanley
  5.63%, 01/20/04                                   9,900,000         9,921,400
Nissan Auto Receivables Owner Trust
  1.15%, 11/15/04                                  45,070,546        45,070,545
Sigma Finance Inc.
  1.24%, 08/06/04/(1)/                             10,000,000         9,999,403
WFS Financial Owner Trust
  1.13%, 08/20/04                                  32,019,814        32,019,814
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $402,130,145)                                                402,130,145
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.76%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.14%, 07/06/04                             $    25,000,000   $    25,000,000
ING Bank NV
  0.99%, 01/02/04                                 200,000,000       200,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $225,000,000)                                                225,000,000
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 39.11%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.11%, 10/20/04                                  50,000,000        50,000,000
  1.15%, 03/12/04                                  50,000,000        50,000,000
Associates Corp. NA
  1.27%, 06/15/04                                  15,000,000        14,996,791
Beta Finance Inc.
  1.09%, 01/23/04/(1)/                             20,000,000        20,000,000
  1.13%, 11/08/04/(1)/                             30,000,000        29,995,500
Chase Manhattan Bank USA
  1.10%, 06/30/04                                  20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
  1.29%, 06/17/04                                   8,000,000         8,006,487
Dorada Finance Inc.
  1.06%, 05/14/04/(1)/                             30,000,000        29,999,451
  1.09%, 01/27/04/(1)/                             25,000,000        25,000,000
  1.09%, 06/30/04/(1)/                             25,000,000        24,992,500
  1.12%, 03/15/04/(1)/                             20,000,000        19,999,592
  1.24%, 08/09/04/(1)/                             35,000,000        34,994,750
First USA Bank
  1.35%, 07/21/04                                  54,600,000        54,665,310
GE Commercial Equipment Financing LLC
  1.11%, 09/20/04                                  43,386,246        43,386,247
General Electric Capital Corp.
  1.14%, 01/28/04                                  40,000,000        40,001,282
  1.24%, 03/25/04/(1)/                             43,500,000        43,511,449
  1.27%, 04/22/04                                  38,000,000        38,015,796
Goldman Sachs Group Inc.
  1.32%, 01/22/04                                  45,000,000        45,004,825
  1.82%, 02/11/04                                  20,000,000        20,014,477
Granite Mortgages PLC
  1.14%, 01/20/04                                  21,875,000        21,874,884
HBOS Treasury Services PLC
  1.16%, 01/24/05/(1)/                             50,000,000        50,000,000
Holmes Financing PLC
  1.12%, 04/15/04                                  50,000,000        50,000,000
JP Morgan Securities Inc.
  1.20%, 06/15/04/(1)/                            100,000,000       100,000,000
K2 USA LLC
  1.08%, 03/15/04/(1)/                             15,000,000        15,000,000
  1.10%, 02/06/04/(1)/                             20,000,000        20,000,000
  1.10%, 09/30/04/(1)/                             30,000,000        29,996,599
  1.13%, 11/08/04/(1)/                             25,000,000        24,996,786
  1.41%, 11/01/04/(1)/                             35,000,000        34,998,534
Links Finance LLC
  1.06%, 05/24/04/(1)/                             20,000,000        19,998,000
  1.07%, 03/18/04/(1)/                             40,000,000        40,000,000
  1.10%, 07/20/04/(1)/                             40,000,000        39,995,595
  1.11%, 06/21/04/(1)/                             25,000,000        24,998,828
  1.14%, 03/08/04/(1)/                             25,000,000        25,000,000
Merrill Lynch & Co. Inc.
  1.33%, 01/14/04                                  17,000,000        17,001,302
Metropolitan Life Insurance Co. Funding
 Agreement
  1.24%, 07/16/04/(1)/                             25,000,000        25,000,000
  1.27%, 07/23/04/(1)/                             50,000,000        50,000,000
Nationwide Building Society
  1.17%, 12/28/04/(1)/                             50,000,000        50,000,000
  1.18%, 08/06/04                                  25,000,000        25,005,620
  1.19%, 08/13/04                                  25,000,000        25,006,245
Permanent Financing PLC
  1.13%, 03/10/04                                  78,000,000        78,000,000
  1.13%, 12/10/04                                  60,000,000        60,000,000
Residential Mortgage Securities
  1.21%, 06/09/04/(1)/                             47,314,153        47,314,152
Sigma Finance Inc.
  1.10%, 07/20/04/(1)/                             65,000,000        64,991,867
  1.12%, 11/15/04/(1)/                             50,000,000        49,995,618
  1.13%, 09/07/04/(1)/                             50,000,000        49,993,132
Societe Generale
  1.08%, 09/24/04                                  50,000,000        49,988,250
Strips III LLC
  1.17%, 07/30/04/(1)/                             27,985,413        27,985,413
Travelers Insurance Co. Funding Agreement
  1.25%, 02/05/04/(1)/                             50,000,000        50,000,000
  1.27%, 08/19/04/(1)/                             25,000,000        25,000,000
Winston Funding Ltd.
  1.21%, 04/23/04/(1)/                             45,000,000        45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,849,725,282)                                            1,849,725,282
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.13%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
 Repurchase Agreement, dated 12/31/03, due
 01/02/04, with a maturity value of
 $17,475,951 and an effective yield of
 0.98%./(2)/                                  $    17,475,000   $    17,475,000
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,417 and
 an effective yield of 1.02%./(2)/                 25,000,000        25,000,000
Lehman Brothers Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $75,003,750 and
 an effective yield of 0.90%./(2)/                 75,000,000        75,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $100,005,444 and
 an effective yield of 0.98%./(2)/                100,000,000       100,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,389 and
 an effective yield of 1.00%./(2)/                 25,000,000        25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $242,475,000)                                                242,475,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 100.42%
(Cost $4,749,101,078)                                             4,749,101,078
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.42)%                            (20,091,885)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,729,009,193
===============================================================================

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/   SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.96%
-------------------------------------------------------------------------------
BNP Paribas (New York)
  1.25%, 10/07/04                             $    35,000,000   $    34,998,656
Citibank NA
  1.08%, 03/29/04                                  50,000,000        50,000,000
Credit Suisse First Boston
  1.09%, 03/23/04                                  50,000,000        50,000,000
Danske Bank A/S
  1.47%, 11/10/04                                  25,000,000        24,997,496
Svenska Handelsbanken
  1.08%, 01/07/04                                  45,000,000        45,000,000
Toronto-Dominion Bank
  1.08%, 01/07/04                                 100,000,000       100,000,000
Washington Mutual Inc.
  1.11%, 01/22/04                                  50,000,000        50,000,000
  1.14%, 01/22/04                                  50,000,000        50,000,000
World Savings Bank FSB
  1.05%, 01/02/04                                  25,000,000        24,999,986
  1.05%, 03/18/04                                  20,000,000        19,998,711
  1.06%, 01/05/04                                  75,000,000        74,999,834
  1.06%, 02/12/04                                  50,000,000        49,998,253
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,992,936)                                                574,992,936
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 33.44%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
  1.08%, 02/25/04                                  50,000,000        49,917,500
Banque Generale du Luxembourg
  1.10%, 02/04/04                                  25,000,000        24,974,028
Citigroup Global Markets Holdings Inc.
  1.07%, 01/06/04                                  30,000,000        29,995,542
  1.08%, 01/06/04                                  65,000,000        64,990,250
Corporate Asset Funding Co. Inc.
  1.10%, 01/09/04                                  25,000,000        24,993,889
  1.10%, 01/20/04                                  50,000,000        49,970,972
CRC Funding LLC
  1.10%, 01/16/04                                  42,000,000        41,980,750
DEPFA Bank PLC
  1.08%, 01/23/04                                  50,000,000        49,967,000
Edison Asset Securitization Corp.
  1.08%, 01/08/04                                  50,000,000        49,989,500
Eureka Securitization Inc.
  1.09%, 02/20/04                                  28,000,000        27,957,611
Falcon Asset Securitization Corp.
  1.08%, 02/02/04                                  59,000,000        58,943,360
GE Capital Services Inc.
  1.08%, 03/22/04                                  50,000,000        49,878,500
General Electric Capital Corp.
  1.10%, 02/04/04                                  50,000,000        49,948,056
ING (US) Funding LLC
  1.07%, 01/13/04                                 100,000,000        99,964,333
Jupiter Securitization Corp.
  1.07%, 03/31/04                                  14,555,000        14,517,796
  1.09%, 01/08/04                                  27,264,000        27,258,221
  1.09%, 01/09/04                                  60,778,000        60,763,278
Liberty Street Funding Corp.
  1.10%, 03/23/04                                  25,000,000        24,937,361
Moat Funding LLC
  1.10%, 01/06/04                                  25,000,000        24,996,181
Morgan Stanley
  1.08%, 02/25/04                                 100,000,000        99,835,000
Nationwide Building Society
  1.10%, 02/06/04                                  20,000,000        19,978,000
New Center Asset Trust
  1.10%, 01/14/04                                  25,000,000        24,990,070
Park Avenue Receivables Corp.
  1.08%, 01/05/04                                 100,000,000        99,988,000
Scaldis Capital LLC
  1.10%, 01/15/04                                  83,162,000        83,126,425
Societe Generale
  1.07%, 03/29/04                                  50,000,000        49,869,222
Special Purpose Accounts Receivable Corp.
  1.11%, 01/16/04                                  21,000,000        20,990,287
  1.11%, 01/21/04                                  35,000,000        34,978,417
Ticonderoga Funding LLC
  1.08%, 02/13/04                                  46,065,000        46,005,576
Variable Funding Capital Corp.
  1.10%, 01/12/04                                  55,873,000        55,854,220
Windmill Funding Corp.
  1.10%, 01/05/04                                  15,200,000        15,198,142
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,376,757,487)                                            1,376,757,487
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 3.77%
-------------------------------------------------------------------------------
Beta Finance Inc.
  1.26%, 10/12/04/(1)/                             50,000,000        49,994,941
  1.33%, 04/26/04/(1)/                             10,000,000        10,000,000
  1.40%, 09/13/04/(1)/                             15,000,000        15,000,000
General Electric Capital Corp.
  8.09%, 04/01/04                                   4,500,000         4,578,413
K2 USA LLC
  1.21%, 08/09/04/(1)/                             10,000,000         9,988,444
  1.34%, 08/16/04/(1)/                             25,000,000        24,996,229
Links Finance LLC
  1.32%, 05/04/04/(1)/                             10,000,000        10,000,000
Sigma Finance Inc.
  1.24%, 08/06/04/(1)/                             10,000,000         9,999,403
Wells Fargo & Company
  6.63%, 07/15/04                                  20,000,000        20,601,042
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $155,158,472)                                                155,158,472
-------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 7.09%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.14%, 07/06/04                             $    50,000,000   $    50,000,000
DEPFA Bank PLC
  1.11%, 01/27/04                                  40,000,000        40,000,000
Key Bank NA
  0.88%, 01/02/04                                 101,750,000       101,750,000
Svenska Handelsbanken AB
  1.10%, 01/15/04                                  50,000,000        50,000,000
Toronto-Dominion Bank
  1.08%, 03/05/04                                  50,000,000        50,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $291,750,000)                                                291,750,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 2.42%
-------------------------------------------------------------------------------
Federal National Mortgage Association
  1.05%, 03/24/04                                  50,000,000        49,874,583
  1.11%, 06/30/04                                  50,000,000        49,718,153
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $99,592,736)                                                  99,592,736
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 27.85%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.11%, 10/20/04                                  50,000,000        50,000,000
  1.13%, 07/14/04                                  25,000,000        25,000,000
Bank of America Corp.
  1.26%, 07/02/04                                  25,000,000        25,015,849
Beta Finance Inc.
  1.10%, 04/26/04/(1)/                              8,000,000         8,000,000
  1.11%, 05/20/04/(1)/                             10,000,000         9,999,427
  1.13%, 10/12/04/(1)/                             50,000,000        49,995,000
Chase Manhattan Bank USA
  1.10%, 06/30/04                                  20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
  1.27%, 02/20/04                                  14,000,000        14,003,058
  1.34%, 09/20/04                                  12,000,000        12,018,721
Danske Bank A/S
  1.17%, 05/07/04                                  25,000,000        25,001,976
Dorada Finance Inc.
  1.06%, 05/14/04/(1)/                             20,000,000        19,999,633
  1.09%, 06/30/04/(1)/                             25,000,000        24,992,500
  1.11%, 05/20/04/(1)/                             25,000,000        24,998,566
  1.24%, 08/09/04/(1)/                             15,000,000        14,997,750
  1.43%, 10/27/04/(1)/                             20,000,000        20,000,000
First USA Bank
  1.35%, 07/21/04                                  20,000,000        20,022,934
General Electric Capital Corp.
  1.14%, 01/28/04                                  15,000,000        15,000,432
  1.27%, 04/22/04                                  24,000,000        24,010,396
  1.27%, 05/07/04                                  12,000,000        12,005,543
  1.29%, 05/10/04                                  15,000,000        15,008,129
Goldman Sachs Group Inc.
  1.19%, 06/22/04                                  25,000,000        25,000,000
  1.20%, 01/12/04                                  25,000,000        25,000,000
  1.42%, 05/28/04                                  19,380,000        19,403,354
  1.47%, 05/10/04                                   5,000,000         5,005,915
K2 USA LLC
  1.12%, 08/16/04/(1)/                             25,000,000        24,996,250
  1.13%, 05/17/04/(1)/                             25,000,000        24,998,750
  1.13%, 11/08/04/(1)/                             25,000,000        24,996,786
  1.41%, 11/01/04/(1)/                             25,000,000        24,998,952
Links Finance LLC
  1.06%, 05/24/04/(1)/                             15,000,000        14,998,500
  1.10%, 07/20/04/(1)/                             40,000,000        39,995,595
  1.14%, 05/04/04/(1)/                             20,000,000        19,999,000
  1.16%, 12/15/04/(1)/                             50,000,000        50,014,458
Merrill Lynch & Co. Inc.
  1.33%, 01/14/04                                  28,500,000        28,502,248
  1.35%, 07/15/04                                  10,000,000        10,012,906
  1.40%, 06/28/04                                  18,890,000        18,916,020
  1.42%, 06/11/04                                   5,000,000         5,006,771
Nationwide Building Society
  1.17%, 12/28/04/(1)/                             50,000,000        50,000,000
Permanent Financing PLC
  1.13%, 12/10/04                                  50,000,000        50,000,000
Sigma Finance Inc.
  1.09%, 10/07/04/(1)/                             50,000,000        49,990,000
  1.10%, 07/20/04/(1)/                             35,000,000        34,996,146
  1.12%, 11/15/04/(1)/                             50,000,000        49,995,618
Societe Generale
  1.08%, 09/24/04                                  50,000,000        49,988,250
Special Purpose Accounts Receivable Corp.
  1.14%, 02/12/04                                  50,000,000        50,000,000
Wells Fargo Bank NA
  1.04%, 05/10/04                                  20,000,000        20,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,146,885,433)                                            1,146,885,433
-------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 12.96%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
  Repurchase Agreement, dated 12/31/03,
  due 01/02/04, with a maturity value
  of $158,674,638 and an effective yield
  of 0.98%./(2)/                              $   158,666,000   $   158,666,000
Goldman Sachs Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $25,001,417 and
  an effective yield of 1.02%./(2)/                25,000,000        25,000,000
Lehman Brothers Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $175,008,750 and
  an effective yield of 0.90%./(2)/               175,000,000       175,000,000
Merrill Lynch Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $150,007,917 and
  an effective yield of 0.95%./(2)/               150,000,000       150,000,000
Merrill Lynch Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $25,001,389 and
  an effective yield of 1.00%./(2)/                25,000,000        25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $533,666,000)                                                533,666,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.49%
(Cost $4,178,803,064)                                             4,178,803,064
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.49)%                            (61,172,139)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,117,630,925
===============================================================================

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/   SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    MONEY MARKET  PRIME MONEY MARKET
                                                                MASTER PORTFOLIO    MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at amortized cost which
 approximates value (Note 1)                                   $   4,506,626,078   $   3,645,137,064
Repurchase agreements, at value and cost (Note 1)                    242,475,000         533,666,000
                                                               -----------------   -----------------
Total investments in securities                                    4,749,101,078       4,178,803,064
Cash                                                                         713                 941
Receivables:
  Dividends and interest                                               5,673,196           3,621,701
                                                               -----------------   -----------------
Total Assets                                                       4,754,774,987       4,182,425,706
                                                               -----------------   -----------------
LIABILITIES
Payables:
  Investment securities purchased                                     25,000,000          64,517,796
  Advisory fees (Note 2)                                                 765,794             276,985
                                                               -----------------   -----------------
Total Liabilities                                                     25,765,794          64,794,781
                                                               -----------------   -----------------
NET ASSETS                                                     $   4,729,009,193   $   4,117,630,925
                                                               =================   =================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  MONEY MARKET        PRIME MONEY MARKET
                                                              MASTER PORTFOLIO     MASTER PORTFOLIO/(a)/
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest                                                   $      52,983,614       $      19,729,661
                                                             -----------------       -----------------
Total investment income                                             52,983,614              19,729,661
                                                             -----------------       -----------------
EXPENSES (NOTE 2)
  Advisory fees                                                      4,247,387               1,752,356
                                                             -----------------       -----------------
Total expenses                                                       4,247,387               1,752,356
  Less advisory fees waived                                                 --              (1,199,673)
                                                             -----------------       -----------------
Net expenses                                                         4,247,387                 552,683
                                                             -----------------       -----------------
Net investment income                                               48,736,227              19,176,978
                                                             -----------------       -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                             120,352                  28,455
                                                             -----------------       -----------------
Net gain on investments                                                120,352                  28,455
                                                             -----------------       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      48,856,579       $      19,205,433
                                                             =================       =================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MONEY MARKET       PRIME MONEY MARKET
                                                                                    MASTER PORTFOLIO         MASTER PORTFOLIO
                                                               -------------------------------------   ----------------------
                                                                         FOR THE             FOR THE                  FOR THE
                                                                      YEAR ENDED          YEAR ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003/(a)/
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $      48,736,227   $      45,475,626        $      19,176,978
  Net realized gain                                                      120,352               8,083                 28,455
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from operations                  48,856,579          45,483,709               19,205,433
                                                               -----------------   -----------------        -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                   13,745,249,528      11,212,874,658           10,692,540,114
  Withdrawals                                                    (12,953,858,697)     (9,134,078,695)          (6,594,114,622)
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from interestholder
  transactions                                                       791,390,831       2,078,795,963            4,098,425,492
                                                               -----------------   -----------------        -----------------
Increase in net assets                                               840,247,410       2,124,279,672            4,117,630,925

NET ASSETS:
Beginning of period                                                3,888,761,783       1,764,482,111                       --
                                                               -----------------   -----------------        -----------------
End of period                                                  $   4,729,009,193   $   3,888,761,783        $   4,117,630,925
                                                               =================   =================        =================

/(a)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios"). The Prime Money Market Master Portfolio commenced operations on April 16, 2003.

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolios at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                                  AGGREGATE
     MASTER PORTFOLIO                  REPURCHASE AGREEMENT              INTEREST RATE(S)      MATURITY DATE(S)      MARKET VALUE
     ----------------------------------------------------------------------------------------------------------------------------
     Money Market Master Portfolio     Goldman Sachs Tri-Party            5.00% - 7.00%        11/1/16 - 7/1/33    $   17,823,670
                                       Goldman Sachs Tri-Party             5.00 - 7.00         11/1/16 - 7/1/33        25,500,831
                                       Lehman Brothers Tri-Party           3.60 - 5.75         1/1/23 - 1/1/34         76,499,092
                                       Merrill Lynch Tri-Party             3.16 - 5.74         8/1/22 - 2/1/35        101,993,875
                                       Merrill Lynch Tri-Party             3.21 - 7.38         7/1/23 - 7/1/34         25,500,663
     Prime Money Market
     Master Portfolio                  Goldman Sachs Tri-Party             5.00 - 5.50        11/1/33 - 12/1/33       161,839,320
                                       Goldman Sachs Tri-Party             5.00 - 5.50        11/1/33 - 12/1/33        25,500,000
                                       Lehman Brothers Tri-Party           2.47 - 4.99         8/1/01 - 1/1/34        178,504,622
                                       Merrill Lynch Tri-Party             3.17 - 4.70         9/1/22 - 5/1/35        152,991,097
                                       Merrill Lynch Tri-Party                 3.22                 5/1/29             25,501,494

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the period ended December 31, 2003, BGFA waived $1,199,673 in advisory fees for the Prime Money Market Master Portfolio.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Money Market Master Portfolio.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Money Market Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2003, the Master Portfolios' cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolios were as follows:

                                      YEAR ENDED           YEAR ENDED    YEAR ENDED    YEAR ENDED  PERIOD ENDED    PERIOD ENDED
                                    DECEMBER 31,         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    FEBRUARY 28,
                                            2003                 2002          2001          2000     1999/(1)/       1999/(2)/
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net
   assets/(6)/                          0.10%                    0.10%         0.10%         0.10%         0.10%          0.10%
  Ratio of net investment income to
   average net assets/(6)/              1.15%                    1.80%         3.66%         6.43%         5.23%          5.17%
  Total return                          1.16%                    1.84%         4.23%         6.52%         4.44%/(3)/     2.61%/(3)/
PRIME MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net
   assets/(6)/                          0.03%/(4)//(5)/           N/A           N/A           N/A           N/A            N/A
  Ratio of net investment income to
   average net assets/(6)/              1.12%/(4)//(5)/           N/A           N/A           N/A           N/A            N/A
  Total return                          0.80%/(3)//(4)/           N/A           N/A           N/A           N/A            N/A

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.
/(2)/ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.
/(3)/   NOT ANNUALIZED.
/(4)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2003.
/(5)/ RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS PRIOR TO WAIVED FEES WERE 0.10% AND 1.05%, RESPECTIVELY.
/(6)/   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio and Prime Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights of the Money Market Master Portfolio for each of the three years in the period then ended and the financial highlights of the Prime Money Market Master Portfolio for the period from April 16, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Money Market Master Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

EXTENDED INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

COMMON STOCKS--98.15%
ADVERTISING--0.50%
-------------------------------------------------------------------------------
ADVO Inc.                                                 2,553          81,083
APAC Customer Services Inc.               (1)             3,944          10,254
aQuantive, Inc.                           (1)             3,197          32,769
Catalina Marketing Corp.                  (1)             4,263          85,942
Donnelley (R.H.) Corp.                    (1)             2,389          95,178
Getty Images Inc.                         (1)             4,437         222,427
Grey Global Group Inc.                                       55          37,568
Harte-Hanks Inc.                                          6,843         148,835
Lamar Advertising Co.                     (1)             6,886         256,986
MKTG Services Inc.                        (1)               938           3,349
Modem Media Inc.                          (1)             2,000          16,340
Obie Media Corp.                          (1)             1,917           5,023
SITEL Corp.                               (1)             4,768          11,109
24/7 Real Media Inc.                      (1)             2,732           3,661
ValueVision Media Inc. Class A            (1)             2,752          45,958
West Corp.                                (1)             4,550         105,696
-------------------------------------------------------------------------------
                                                                      1,162,178
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.54%
-------------------------------------------------------------------------------
AAR Corp.                                 (1)             2,040          30,498
Alliant Techsystems Inc.                  (1)             2,796         161,497
Arotech Corp.                             (1)             2,539           4,621
BE Aerospace Inc.                         (1)             2,187          11,810
Curtiss-Wright Corp.                                      2,112          95,061
DRS Technologies Inc.                     (1)             2,006          55,727
Fairchild Corp. (The) Class A             (1)             6,531          32,916
GenCorp. Inc.                                             2,957          31,847
HEICO Corp.                                               1,410          25,662
HEICO Corp. Class A                                       1,469          20,684
Kreisler Manufacturing Corp.              (1)             2,500          12,525
L-3 Communications Holdings Inc.          (1)             7,379         378,985
MTC Technologies Inc.                     (1)               519          16,722
Orbital Sciences Corp.                    (1)             4,247          51,049
Sequa Corp. Class A                       (1)               977          47,873
Teledyne Technologies Inc.                (1)             2,457          46,314
Titan Corp. (The)                         (1)             6,162         134,393
United Defense Industries Inc.            (1)             1,873          59,711
Verilink Corp.                            (1)             3,292          17,217
-------------------------------------------------------------------------------
                                                                      1,235,112
-------------------------------------------------------------------------------

AGRICULTURE--0.16%
-------------------------------------------------------------------------------
Bunge Ltd.                                                8,044         264,808
Delta & Pine Land Co.                                     3,114          79,096
DIMON Inc.                                                4,000          27,000
Northland Cranberries Inc. Class A        (1)               532             372

Scheid Vineyards Inc. Class A             (1)             1,554           7,986
-------------------------------------------------------------------------------
                                                                        379,262
-------------------------------------------------------------------------------

AIRLINES--0.42%
-------------------------------------------------------------------------------
Airtran Holdings Inc.                     (1)             5,740          68,306
Alaska Air Group Inc.                     (1)             2,150          58,673
American West Holdings Corp. Class B      (1)             2,779          34,460
AMR Corp.                                 (1)            12,795         165,695
Atlantic Coast Airlines Holdings Inc.     (1)             3,422          33,878
Continental Airlines Inc. Class B         (1)             5,112          83,172
ExpressJet Holdings Inc.                  (1)             5,272          79,080
Frontier Airlines Inc.                    (1)             2,200          31,372
JetBlue Airways Corp.                     (1)             7,545         200,093
Mesa Air Group Inc.                       (1)             1,695          21,221
Midwest Express Holdings Inc.             (1)             1,830           7,704
Northwest Airlines Corp.                  (1)             7,037          88,807
SkyWest Inc.                                              4,454          80,706
World Airways Inc.                        (1)             4,415          14,658
-------------------------------------------------------------------------------
                                                                        967,825
-------------------------------------------------------------------------------

APPAREL--0.31%
-------------------------------------------------------------------------------
Carte's Inc.                              (1)             1,476          37,564
Cherokee Inc.                                             1,989          45,230
Dickie Walker Marine Inc.                 (1)             3,251           6,014
Gymboree Corp.                            (1)             2,800          48,244
JLM Couture Inc.                          (1)             2,484          12,668
K-Swiss Inc. Class A                                      2,952          71,025
Oxford Industries Inc.                                    1,872          63,423
Phillips-Van Heusen Corp.                                 2,403          42,629
Quiksilver Inc.                           (1)             3,930          69,679
Russell Corp.                                             1,825          32,047
Stride Rite Corp.                                         4,777          54,362
Timberland Co. Class A                    (1)             2,781         144,807
Unifi Inc.                                (1)             4,132          26,651
Warnaco Group Inc. (The)                  (1)             3,139          50,067
-------------------------------------------------------------------------------
                                                                        704,410
-------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.25%
-------------------------------------------------------------------------------
Aftermarket Technology Corp.              (1)             1,845          25,313
American Axle & Manufacturing Holdings
 Inc.                                     (1)             3,895         157,436
CLARCOR Inc.                                              2,125          93,712
Dura Automotive Systems Inc.              (1)             1,122          14,328
Oshkosh Truck Corp.                                       2,365         120,686
Smith (A.O.) Corp.                                        2,055          72,028
Starcraft Corp.                           (1)               542          17,593
Titan International Inc.                                  2,171           6,643
Wabash National Corp.                     (1)             2,527          74,041
-------------------------------------------------------------------------------
                                                                        581,780
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.42%
-------------------------------------------------------------------------------
Amerigon Inc. Class A                     (1)             2,530          10,935
ArvinMeritor Inc.                                         4,846         116,886
Bandag Inc.                                               1,921          79,145
BorgWarner Inc.                                           2,275         193,534
Collins & Aikman Corp.                    (1)             4,981          21,568
Edelbrock Corp.                                           1,907          23,971
Lear Corp.                                                4,880         299,290
Modine Manufacturing Co.                                  1,928          52,017

Strattec Security Corp.                   (1)               247          15,045
Superior Industries International Inc.                    2,140          93,133
Tenneco Automotive Inc.                   (1)             6,600          44,154
Tower Automotive Inc.                     (1)             3,881          26,507
-------------------------------------------------------------------------------
                                                                        976,185
-------------------------------------------------------------------------------

BANKS--9.34%
-------------------------------------------------------------------------------
Alabama National Bancorp                                    707          37,153
Alliance Bankshares Corp.                 (1)               637          12,141
AMB Financial Corp.                                       2,250          32,287
AMCORE Financial Inc.                                     2,295          62,011
American Pacific Bank Class B             (1)             4,500          38,245
Anchor BanCorp Wisconsin Inc.                             2,823          70,293
Arch Capital Group Ltd.                   (1)             2,425          96,660
Associated Bancorp                                        6,278         267,757
Astoria Financial Corp.                                   5,892         219,182
Banc Corp. (The)                          (1)             1,790          15,215
BancFirst Corp.                                             642          37,687
BancorpSouth Inc.                                         5,411         128,349
BancTrust Financial Group Inc.                            1,782          28,548
Bank Mutual Corp.                                         7,513          85,576
Bank of Hawaii Corp.                                      4,988         210,494
BankAtlantic Bancorp Inc. Class A                         3,321          63,099
Banknorth Group Inc.                                     12,403         403,470
BankUnited Financial Corp. Class A        (1)             1,170          30,174
Bay View Capital Corp.                                    5,541          11,858
Blue River Bancshares Inc.                (1)             3,979          24,829
BOK Financial Corp.                       (1)             4,283         165,838
Boston Private Financial Holdings Inc.                    2,594          64,435
BostonFed Bancorp Inc.                                    1,892          66,031
Brookline Bancorp Inc.                                    7,531         115,526
Bryn Mawr Bank Corp.                                      2,116          51,821
Capital Bank Corp.                                        2,565          39,629
Capital City Bank Group Inc.                              1,782          81,954
Capital Crossing Bank                     (1)             2,481         117,453
Cardinal Financial Corp.                  (1)             2,285          18,897
Cascade Bancorp                                           1,997          38,462
Cascade Financial Corp.                                   1,033          20,019
Cathay General Bancorp                                    2,683         149,389
Central Pacific Financial Corp.                           1,212          36,408
CFS Bancorp Inc.                                          3,746          55,591
Charter Financial Corp.                                     700          26,089
Chemical Financial Corp.                                  2,958         107,642
Chester Bancorp Inc.                      (2)             1,100          23,100
Chester Valley Bancorp                                    1,469          34,022
Chittenden Corp.                                          3,000         100,920
Citizens Banking Corp.                                    3,547         116,058
Citizens First Financial Corp.                            1,522          38,811
City Bank                                                 1,463          47,972
City Holding Co.                                            500          17,500
City National Corp.                                       4,398         273,204
Coastal Financial Corp.                                   1,536          27,141
CoBiz Inc.                                                1,419          26,138
Colonial BancGroup Inc. (The)                            10,094         174,828
Commerce Bancorp Inc.                                     5,807         305,913
Commerce Bancshares Inc.                                  5,561         272,600
Commercial Capital Bancorp Inc.           (1)             1,050          22,480
Commercial Federal Corp.                                  3,700          98,827

Community Bank System Inc.                                1,077          52,773
Community First Bankshares Inc.                           3,057          88,470
Community Trust Bancorp Inc.                              1,210          36,542
Compass Bancshares Inc.                                   9,779         384,413
Connecticut Bankshares Inc.                               1,618          83,392
Corus Bankshares Inc.                                     3,302         104,211
Cullen/Frost Bankers Inc.                                 4,533         183,904
CVB Financial Corp.                                       4,754          91,709
Dime Community Bancshares                                 2,184          67,180
Downey Financial Corp.                                    1,943          95,790
East West Bancorp Inc.                                    2,200         118,096
Eastern Virginia Bankshares                               1,122          32,605
Farmers Capital Bank Corp.                                2,094          71,217
Fidelity Bankshares Inc.                                  3,019          94,797
Fidelity Southern Corp.                                   2,763          36,610
Financial Institutions Inc.                               1,499          42,317
First Bancorp                                             3,199         126,520
First Bancorp (North Carolina)                              858          26,950
First Charter Corp.                                       1,246          24,359
First Citizens BancShares Inc. Class A                      909         110,471
First Commonwealth Financial Corp.                        3,870          55,186
First Community Bancorp                                   1,788          64,618
First Federal Financial of Kentucky                         607          15,266
First Financial Bancorp                                   3,790          60,450
First Financial Bankshares Inc.                             500          20,850
First Kansas Financial Corp.                              1,900          35,625
First Merchants Corp.                                     1,749          44,634
First Midwest Bancorp Inc.                                3,565         115,542
First Niagara Financial Group Inc.                        7,581         113,033
First Oak Brook Bancshares Class A                        1,542          46,275
First of Long Island Corp.                                  696          29,928
First Republic Bank                                       1,782          63,796
First Sentinel Bancorp Inc.                               4,730          99,614
1st Source Corp.                                          2,146          46,160
FirstBank NW Corp.                                          346          10,502
FIRSTFED AMERICA BANCORP INC.                             2,578          67,105
FirstFed Financial Corp.                  (1)             1,845          80,257
FirstMerit Corp.                                          6,911         186,390
Flagstar Bancorp Inc.                                     4,220          90,392
FMS Financial Corp.                                       1,000          18,000
FNB Corp. (Florida)                                       2,977         105,535
Frontier Financial Corp.                                  2,004          66,453
Fulton Financial Corp.                                    8,811         193,049
GA Financial Inc.                                         2,017          70,050
Glacier Bancorp Inc.                                      1,512          48,989
Gold Bancorp Inc.                                         2,059          28,950
Greater Bay Bancorp                                       3,955         112,638
GreenPoint Financial Corp.                                9,789         345,747
Hancock Holding Co.                                       1,752          95,607
Harbor Florida Bancshares Inc.                            4,183         124,277
Harleysville National Corp.                               1,000          30,100
Harrington West Financial Group Inc.                      1,953          32,420
Heritage Financial Corp.                                    634          13,872
Hibernia Corp. Class A                                   12,240         287,762
Home City Financial Corp.                                   869          14,990
Home Financial Bancorp                                    2,244          14,160
Horizon Financial Services Corp.                            900          13,275
Hudson City Bancorp Inc.                                 14,375         548,837

Hudson River Bancorp Inc.                                 1,717          67,015
Hudson United Bancorp                                     3,294         121,713
Independence Community Bank Corp.                         4,216         151,650
Independent Bank Corp. (Massachusetts)                    1,748          50,377
Independent Bank Corp. (Michigan)                         3,773         107,002
IndyMac Bancorp Inc.                                      4,583         136,528
Integra Bank Corp.                                        1,697          37,295
International Bancshares Corp.                            3,043         143,477
Investors Financial Services Corp.                        5,215         200,308
Irwin Financial Corp.                                     2,592          81,389
KNBT Bancorp Inc.                         (1)             2,005          35,255
Local Financial Corp.                     (1)             1,789          37,283
M&T Bank Corp.                                            9,055         890,106
MAF Bancorp Inc.                                          2,336          97,878
Main Street Banks Inc.                                    1,000          26,500
MB Financial Inc.                                           852          31,013
Medallion Financial Corp.                                 1,916          18,183
Mercantile Bankshares Corp.                               6,589         300,327
Merchants Bancshares Inc.                                 1,143          34,919
MidSouth Bancorp Inc.                                       583          18,364
MidWestOne Financial Group Inc.                           1,165          22,123
NASB Financial Inc.                                         762          31,935
National Commerce Financial Corp.                        16,299         444,637
National Penn Bancshares Inc.                             2,022          64,947
NBT Bancorp Inc.                                          2,000          42,880
Net.B@nk Inc.                                             5,701          76,108
New York Community Bancorp Inc.                          15,088         574,098
Northern States Financial Corp.                             922          26,406
Northwest Bancorp Inc.                                    5,896         125,939
NSD Bancorp Inc.                                          1,103          28,126
Ocwen Financial Corp.                     (1)             6,716          59,504
Old National Bancorp                                      5,751         131,410
Pacific Capital Bancorp                                   2,586          95,217
Pacific Premier Bancorp Inc.              (1)             1,953          21,659
Park National Corp.                                       1,122         126,954
Parkvale Financial Corp.                                  1,233          33,106
Patriot Bank Corp.                                        2,540          72,669
Peoples Bancorp Inc.                                      1,629          48,072
People's Bank                                             4,591         149,667
Peoples Financial Corp.                                   1,498          25,017
PFF Bancorp Inc.                                          1,143          41,468
Popular Inc.                                              9,882         444,097
Premier Community Bankshares Inc.                         1,220          21,545
Progress Financial Corp.                                    416          12,829
Provident Bankshares Corp.                                2,738          80,607
Provident Financial Group Inc.                            4,041         129,110
R&G Financial Corp. Class B                               2,074          82,545
Republic Bancorp Inc.                                     6,207          83,732
Republic Bancorp Inc. Class A                             2,640          51,586
Republic Bancshares Inc.                                  1,754          55,198
Riggs National Corp.                                      2,971          49,111
Royal Bancshares of Pennsylvania Class A                  1,585          40,417
S&T Bancorp Inc.                                          3,736         111,706
Sandy Spring Bancorp Inc.                                   342          12,791
Santander BanCorp                                         4,147         100,979
Shore Bancshares Inc.                                       772          29,405
Silicon Valley Bancshares                 (1)             2,626          94,720
Simmons First National Corp. Class A                      1,822          50,834

Sky Financial Group Inc.                                  7,316         189,777
Sobieski Bancorp Inc.                                     1,600          20,578
SoundView Technology Group Inc.           (1)             3,057          47,353
South Financial Group Inc. (The)                          4,373         121,832
SouthFirst Bancshares Inc.                                  800          13,840
Southwest Bancorp of Texas Inc.                           2,616         101,632
Sovereign Bancorp Inc.                                   21,678         514,852
Staten Island Bancorp Inc.                                4,184          94,140
Sterling Bancorp (New York)                               2,345          66,832
Sterling Bancshares Inc.                                  3,142          41,883
Sterling Financial Corp. (Pennsylvania)                   1,995          55,361
Sterling Financial Corp. (Washington)     (1)             2,744          93,927
Suffolk Bancorp                                           2,200          75,966
Susquehanna Bancshares Inc.                               3,704          92,637
TCF Financial Corp.                                       5,531         284,017
Texas Regional Bancshares Inc. Class A                    2,801         103,637
Thistle Group Holdings Co.                                  582          15,103
Tompkins Trustco Inc.                                     1,100          50,655
Troy Financial Corp.                                        649          22,715
Trust Co. of New Jersey (The)                             2,085          82,733
TrustCo Bank Corp. NY                                     5,945          78,177
Trustmark Corp.                                           4,871         142,574
UCBH Holdings Inc.                                        3,223         125,600
UMB Financial Corp.                                       1,991          94,652
Umpqua Holdings Corp.                                     2,302          47,859
UnionBanCal Corp.                                        11,108         639,154
United Bancshares Inc.                                    3,577         111,602
United Community Banks Inc.                               2,919          96,035
United National Bancorp                                   1,966          70,245
United Tennessee Bankshares Inc.                          1,100          17,798
Unizan Financial Corp.                                    3,187          64,537
Valley National Bancorp                                   8,502         248,258
W Holding Co. Inc.                                       10,530         195,963
Warwick Community Bancorp                                 2,643          90,919
Washington Federal Inc.                                   5,424         154,042
Washington Trust Bancorp Inc.                             1,000          26,200
Waypoint Financial Corp.                                  5,965         129,381
Webster Financial Corp.                                   3,784         173,534
WesBanco Inc.                                             3,399          94,118
Westamerica Bancorp                                       2,525         125,492
Westcorp Inc.                                             3,375         123,356
Westfield Financial Inc.                                  2,480          58,925
Whitney Holding Corp.                                     2,747         112,600
Wilmington Trust Corp.                                    5,883         211,788
Wintrust Financial Corp.                                  1,725          77,797
-------------------------------------------------------------------------------
                                                                     21,572,198
-------------------------------------------------------------------------------

BEVERAGES--0.28%
-------------------------------------------------------------------------------
Chalone Wine Group Ltd.                   (1)             2,320          20,416
Coca-Cola Bottling Co. Consolidated                         874          46,750
Constellation Brands Inc.                 (1)             7,667         252,474
Farmer Brothers Co.                                         186          57,892
Hansen Natural Corp.                      (1)             2,162          18,204
Peet's Coffee & Tea Inc.                  (1)               738          12,849
PepsiAmericas Inc.                                       11,022         188,697
Robert Mondavi Corp. (The) Class A        (1)               762          29,596
Sylvan Inc.                               (1)             1,885          22,808
-------------------------------------------------------------------------------
                                                                        649,686
-------------------------------------------------------------------------------

BIOTECHNOLOGY--2.07%
-------------------------------------------------------------------------------
Aastrom Biosciences Inc.                  (1)             6,579           8,750
ACLARA BioSciences Inc.                   (1)             2,840          10,366
Affymetrix Inc.                           (1)             4,369         107,521
Alexion Pharmaceuticals Inc.              (1)             2,171          36,950
Applera Corp. - Celera Genomics Group     (1)             5,356          74,502
Applied Molecular Evolution Inc.          (1)             1,915          34,087
Arena Pharmaceuticals Inc.                (1)             1,900          11,780
Ariad Pharmaceuticals Inc.                (1)             3,100          23,095
Avant Immunotherapeutics Inc.             (1)             2,900           7,946
Axonyx Inc.                               (1)             5,544          26,999
Cambrex Corp.                                             2,315          58,477
Cellegy Pharmaceuticals Inc.              (1)             3,100           9,641
Cephalon Inc.                             (1)             4,207         203,661
Charles River Laboratories International
 Inc.                                     (1)             3,460         118,782
Ciphergen Biosystems Inc.                 (1)             3,000          33,720
CryoLife Inc.                             (1)             1,750          10,115
CuraGen Corp.                             (1)             3,200          23,456
CYTOGEN Corp.                             (1)             1,510          16,429
Diversa Corp.                             (1)             2,980          27,565
Encysive Pharmaceuticals Inc.             (1)             4,257          38,100
EntreMed Inc.                             (1)             2,780           9,285
Exact Sciences Corp.                      (1)             2,500          25,300
eXegenics Inc.                            (1)             4,756           4,276
Exelixis Inc.                             (1)             4,642          32,865
Genaera Corporation                       (1)             8,419          27,530
Gene Logic Inc.                           (1)             1,900           9,861
Genencor International Inc.               (1)             4,500          70,875
Genentech Inc.                            (1)            16,755       1,567,765
Genome Therapeutics Corp.                 (1)             3,020           9,453
GTC Biotherapeutics Inc.                  (1)             7,976          25,443
Human Genome Sciences Inc.                (1)             9,832         130,274
ICOS Corp.                                (1)             4,980         205,574
Illumina Inc.                             (1)             2,560          18,048
Immunomedics Inc.                         (1)             4,282          19,526
Incyte Corp.                              (1)             4,282          29,289
Integra LifeSciences Holdings Corp.       (1)             2,215          63,415
Invitrogen Corp.                          (1)             3,810         266,700
Kosan Biosciences Inc.                    (1)             4,000          39,440
Large Scale Biology Corp.                 (1)             1,704           3,135
Lexicon Genetics Inc.                     (1)             2,834          16,692
Lynx Therapeutics Inc.                    (1)             3,100          19,747
Maxim Pharmaceuticals Inc.                (1)             7,365          65,548
Maxygen Inc.                              (1)             2,462          26,171
Millennium Pharmaceuticals Inc.           (1)            22,920         427,916
Myriad Genetics Inc.                      (1)             2,265          29,128
Nanogen Inc.                              (1)             7,100          63,971
Nektar Therapeutics                       (1)             4,182          56,917
Neurobiological Technologies Inc.         (1)             4,888          28,497
Ortec International Inc.                  (1)             1,409           3,311
Protein Design Labs Inc.                  (1)             6,494         116,243
Regeneration Technologies Inc.            (1)             1,514          16,593
Regeneron Pharmaceuticals Inc.            (1)             4,250          62,517
Savient Pharmaceuticals Inc.              (1)             2,779          12,811
Sequenom Inc.                             (1)             3,687          11,725
Sirna Therapeutics Inc.                   (1)             8,515          44,278
Targeted Genetics Corp.                   (1)            12,535          27,452

TECHNE Corp.                              (1)             3,057         115,493
Telik Inc.                                (1)             3,257          74,944
Third Wave Technologies Inc.              (1)             2,454          11,166
Transkaryotic Therapies Inc.              (1)             2,930          45,737
V.I. Technologies Inc.                    (1)             3,152           3,467
XOMA Ltd.                                 (1)             8,305          54,813
-------------------------------------------------------------------------------
                                                                      4,775,133
-------------------------------------------------------------------------------

BUILDING MATERIALS--0.71%
-------------------------------------------------------------------------------
Advanced Lighting Technologies Inc.       (1)             1,945              --
Apogee Enterprises Inc.                                   2,500          28,375
Butler Manufacturing Co.                                  1,136          24,992
Centex Construction Products Inc.                         1,509          90,947
Ceradyne Inc.                             (1)             1,661          56,574
Comfort Systems USA Inc.                  (1)             4,359          23,887
ElkCorp                                                   1,732          46,244
Florida Rock Industries Inc.                              2,279         125,003
Genlyte Group Inc. (The)                  (1)             1,102          64,335
Integrated Electrical Services Inc.       (1)             3,692          34,151
International Aluminium Corp.                               611          16,717
Lafarge North America Inc.                                5,559         225,251
Lennox International Inc.                                 4,165          69,555
LSI Industries Inc.                                       2,167          29,254
Martin Marietta Materials Inc.                            4,066         190,980
NCI Building Systems Inc.                 (1)             2,000          47,800
Noland Co.                                                  133           5,519
Rayonier Inc.                                             3,726         154,666
Rock of Ages Corp.                                        2,774          16,006
Simpson Manufacturing Co. Inc.            (1)             1,834          93,277
Texas Industries Inc.                                     1,977          73,149
Trex Co. Inc.                             (1)             1,300          49,374
U.S. Home Systems Inc.                    (1)             1,444          16,028
USG Corp.                                 (1)             2,808          46,529
Waxman Industries Inc.                    (1)             1,900          10,830
York International Corp.                                  2,973         109,406
-------------------------------------------------------------------------------
                                                                      1,648,849
-------------------------------------------------------------------------------

CHEMICALS--1.22%
-------------------------------------------------------------------------------
Airgas Inc.                                               5,251         112,791
Albemarle Corp.                                           3,284          98,421
Arch Chemicals Inc.                                       2,100          53,886
Atlantis Plastics Inc. Class A            (1)               835          10,103
Cabot Corp.                                               5,068         161,365
Crompton Corp.                                            8,406          60,271
Cytec Industries Inc.                     (1)             2,773         106,455
Ferro Corp.                                               3,506          95,398
Flamemaster Corp. (The)                                   1,600           9,680
Foamex International Inc.                 (1)             2,122          10,610
Fuller (H.B.) Co.                                         2,292          68,164
General Chemical Group Inc. (The)         (1)             4,900             196
Georgia Gulf Corp.                                        2,179          62,930
IMC Global Inc.                                           8,303          82,449
JLM Industries Inc.                       (1)             2,200           2,992
Kronos Worldwide Inc.                     (1)             2,137          47,441
Landec Corp.                              (1)             1,973          13,042
Lubrizol Corp.                                            4,733         153,917
Lyondell Chemical Co.                                    14,760         250,182
MacDermid Inc.                                            2,485          85,086

Millennium Chemicals Inc.                                 5,465          69,296
Minerals Technologies Inc.                                1,521          90,119
Mississippi Chemical Corp.                (1)             2,577             387
Myers Industries Inc.                                     3,121          37,827
NL Industries Inc.                                        3,832          44,834
Olin Corp.                                                4,727          94,824
OM Group Inc.                             (1)             2,201          57,644
OMNOVA Solutions Inc.                     (1)             2,357          11,314
Penford Corp.                                             1,571          21,570
PolyOne Corp.                             (1)             5,725          36,583
Quaker Chemical Corp.                                       716          22,017
Rogers Corp.                              (1)             1,606          70,857
RPM International Inc.                                    7,862         129,409
Schulman (A.) Inc.                                        2,888          61,572
Spartech Corp.                                            2,902          71,505
Stepan Co.                                                  893          22,905
SurModics Inc.                            (1)             1,350          32,265
Symyx Technologies Inc.                   (1)             2,493          51,231
Terra Industries Inc.                     (1)             5,000          16,550
U.S. Plastic Lumber Co.                   (1)             1,954             508
Valhi Inc.                                               10,022         149,929
Valspar Corp. (The)                                       4,251         210,084
Wellman Inc.                                              2,600          26,546
-------------------------------------------------------------------------------
                                                                      2,815,155
-------------------------------------------------------------------------------

COAL--0.12%
-------------------------------------------------------------------------------
CONSOL Energy Inc.                                        6,603         171,018
Massey Energy Co.                                         5,382         111,946
-------------------------------------------------------------------------------
                                                                        282,964
-------------------------------------------------------------------------------

COMMERCIAL SERVICES--4.77%
-------------------------------------------------------------------------------
Aaron Rents Inc.                                          1,851          37,261
Ablest Inc.                               (1)             1,700           8,687
ABM Industries Inc.                                       3,426          59,647
Actuant Corp. Class A                     (1)             1,876          67,911
Administaff Inc.                          (1)             2,286          39,731
Advisory Board Co. (The)                  (1)             1,900          66,329
Albany Molecular Research Inc.            (1)             2,742          41,185
Alliance Data Systems Corp.               (1)             1,120          31,002
AMN Healthcare Services Inc.              (1)             2,855          48,992
Answerthink Inc.                          (1)             2,281          12,660
ARAMARK Corp. Class B                                     8,102         222,157
Arbitron Inc.                             (1)             2,485         103,674
Armor Holdings Inc.                       (1)             3,000          78,930
Atrix Laboratories Inc.                   (1)             1,958          47,070
Barrett Business Services Inc.            (1)             5,200          67,496
BearingPoint Inc.                         (1)            14,649         147,808
Blount International Inc.                 (1)             3,065          24,122
Blue Rhino Corp.                          (1)             3,660          50,837
Bowne & Co. Inc.                                          2,846          38,592
Bright Horizons Family Solutions Inc.     (1)             1,209          50,778
Brink's Co. (The)                                         4,100          92,701
Career Education Corp.                    (1)             7,304         292,671
Caremark Rx Inc.                          (1)            20,135         510,020
CDI Corp.                                                 2,262          74,080
Central Parking Corp.                                     3,333          49,762
Charles River Associates Inc.             (1)             1,972          63,084
Clark Inc.                                (1)             2,240          43,098

Coinstar Inc.                             (1)             1,800          32,508
Consolidated Graphics Inc.                (1)             1,091          34,454
Corinthian Colleges Inc.                  (1)             3,224         179,125
Corporate Executive Board Co. (The)       (1)             2,774         129,463
CoStar Group Inc.                         (1)             1,540          64,187
Cross Country Healthcare Inc.             (1)             2,596          38,732
DeVry Inc.                                (1)             5,235         131,556
DiamondCluster International Inc.
 Class A                                  (1)             2,863          29,203
Dun & Bradstreet Corp.                    (1)             5,655         286,765
Edgewater Technology Inc.                 (1)             3,066          14,901
Education Management Corp.                (1)             5,398         167,554
Electro Rent Corp.                        (1)             1,901          25,359
Euronet Worldwide Inc.                    (1)             1,911          34,398
Exult Inc.                                (1)            10,700          76,184
Fair Isaac Corp.                                          3,708         182,285
First Consulting Group Inc.               (1)             2,194          12,352
First Health Group Corp.                  (1)             6,953         135,305
FTI Consulting Inc.                       (1)             2,929          68,451
Gartner Inc. Class A                      (1)             8,799          99,517
Gevity HR Inc.                                            1,928          42,879
Griffin Land & Nurseries Inc.             (1)             1,300          18,474
GSI Commerce Inc.                         (1)             2,939          28,688
Harris Interactive Inc.                   (1)             5,460          45,318
Healthcare Services Group Inc.                            2,214          42,708
Heidrick & Struggles International Inc.   (1)             1,731          37,736
Hewitt Associates Inc. Class A            (1)             2,204          65,900
Interactive Data Corp.                    (1)             7,842         129,864
InterActiveCorp                           (1)            49,305       1,672,919
iPayment Holdings Inc.                    (1)             1,256          42,704
Iron Mountain Inc.                        (1)             6,783         268,200
ITT Educational Services Inc.             (1)             3,416         160,450
j2 Global Communications Inc.             (1)             1,614          39,979
Kelly Services Inc. Class A                               2,113          60,305
Korn/Ferry International                  (1)             3,086          41,167
Kroll Inc.                                (1)             4,243         110,318
Labor Ready Inc.                          (1)             4,970          65,107
Landauer Inc.                                             1,197          48,814
Learning Tree International Inc.          (1)             1,532          26,641
LECG Corp.                                (1)               147           3,365
Mail-Well Inc.                            (1)             5,584          25,742
Management Network Group Inc. (The)       (1)             3,200          10,560
Manpower Inc.                                             6,049         284,787
MAXIMUS Inc.                              (1)             2,104          82,330
McGrath Rentcorp                                            916          24,961
Medical Staffing Network Holdings Inc.    (1)             2,952          32,324
Medifast Inc.                             (1)             1,468          20,699
MedQuist Inc.                             (1)             2,732          43,876
Mercury Air Group Inc.                    (1)             1,493           7,465
Midas Inc.                                (1)             2,555          36,536
MPS Group Inc.                            (1)             6,713          62,767
MPW Industrial Services Group Inc.        (1)             1,095           2,497
National Research Corp.                   (1)             2,500          40,475
Navigant Consulting Co.                   (1)             4,627          87,265
NetRatings Inc.                           (1)             2,328          26,609
Neurogen Corp.                            (1)             3,745          31,499
New Horizons Worldwide Inc.               (1)             1,608           9,148
On Assignment Inc.                        (1)             2,486          12,952
PDI Inc.                                  (1)             1,406          37,695

PFSweb Inc.                               (1)            11,366          18,186
Pharmaceutical Product Development Inc.   (1)             4,159         112,168
Pharmacopeia Inc.                         (1)             2,291          32,555
Plexus Corp.                              (1)             3,403          58,430
Precis Inc.                               (1)             6,275          24,347
Pre-Paid Legal Services Inc.              (1)             1,374          35,889
PRG-Schultz International Inc.            (1)             3,822          18,728
Princeton Review Inc. (The)               (1)             1,637          15,961
ProsoftTraining                           (1)             2,672           1,496
Quanta Services Inc.                      (1)             8,641          63,079
Rainbow Rentals Inc.                      (1)             1,065           8,094
RCM Technologies Inc.                     (1)             3,186          23,481
Rent-A-Center Inc.                        (1)             6,130         183,164
Rent-Way Inc.                             (1)             2,120          17,363
Resources Connection Inc.                 (1)             2,061          56,286
Rewards Network Inc.                      (1)             1,602          17,077
Right Management Consultants Inc.         (1)             1,378          25,713
Rollins Inc.                                              4,749         107,090
Roto-Rooter Inc.                                          1,162          53,568
Saba Software Inc.                        (1)             3,152          10,874
SciQuest Inc.                             (1)             2,927          10,362
Service Corp. International               (1)            21,873         117,895
ServiceMaster Co. (The)                                  22,047         256,848
SFBC International Inc.                   (1)               713          18,937
Sotheby's Holdings Inc. Class A           (1)             4,650          63,519
SOURCECORP Inc.                           (1)             1,452          37,215
Spherion Corp.                            (1)             4,873          47,707
Stewart Enterprises Inc. Class A          (1)             5,516          31,331
Strayer Education Inc.                                    1,102         119,931
Student Advantage Inc.                    (1)                36              35
Sylvan Learning Systems Inc.              (1)             3,174          91,379
TeleTech Holdings Inc.                    (1)             5,395          60,963
Trimeris Inc.                             (1)             1,637          34,344
Tyler Technologies Inc.                   (1)             3,772          36,324
United American Healthcare Corp.          (1)             8,503          28,995
United Rentals Inc.                       (1)             5,898         113,595
Universal Security Instruments Inc.       (1)             2,100          31,605
Universal Technical Institute Inc.        (1)               837          25,110
URS Corp.                                 (1)             2,884          72,129
Valassis Communications Inc.              (1)             4,042         118,633
Varsity Group Inc.                        (1)             4,123          17,729
Viad Corp.                                                6,662         166,550
Volt Information Sciences Inc.            (1)             1,547          34,962
Wackenhut Corrections Corp.               (1)             1,638          37,346
Watson Wyatt & Co. Holdings               (1)             3,200          77,280
Weight Watchers International Inc.        (1)             8,327         319,507
Westaff Inc.                              (1)             1,884           4,409
Wireless Facilities Inc.                  (1)             4,442          66,008
World Fuel Services Corp.                                 4,361         148,056
-------------------------------------------------------------------------------
                                                                     11,016,560
-------------------------------------------------------------------------------

COMPUTER SYSTEMS--0.00%
-------------------------------------------------------------------------------
MetaSolv Inc.                             (1)             2,760           6,707
-------------------------------------------------------------------------------
                                                                          6,707
-------------------------------------------------------------------------------

COMPUTERS--4.94%
-------------------------------------------------------------------------------
ACE*COMM Corp.                            (1)             6,066          15,044
Activision Inc.                           (1)             6,387         116,243

Advanced Digital Information Corp.        (1)             4,829          67,606
Advent Software Inc.                      (1)             2,498          43,540
Affiliated Computer Services Inc.
 Class A                                  (1)             9,992         544,164
Agile Software Corp.                      (1)             4,173          41,313
Agilysys Inc.                                             2,671          29,782
America Online Latin America Inc.
 Class A                                  (1)             9,396          13,342
American Software Inc. Class A                            3,900          27,920
ANSYS Inc.                                (1)             1,018          40,415
Anteon International Corp.                (1)             3,200         115,360
Applix Inc.                               (1)            12,481          44,058
Art Technology Group Inc.                 (1)             4,400           6,732
Ask Jeeves Inc.                           (1)             3,353          60,756
Aspen Technology Inc.                     (1)             3,059          31,385
Audible Inc.                              (1)             4,207          17,754
autobytel.com Inc.                        (1)             1,040           9,443
Avici Systems Inc.                        (1)               734           5,835
BARRA Inc.                                                1,456          51,673
BindView Development Corp.                (1)             4,020          15,155
BISYS Group Inc. (The)                    (1)             8,940         133,027
Black Box Corp.                                           1,466          67,539
Blue Coat Systems Inc.                    (1)               584          13,029
Braun Consulting Inc.                     (1)             3,200           9,440
Brocade Communications Systems Inc.       (1)            17,856         103,208
BSQUARE Corp.                             (1)             1,800           2,574
CACI International Inc. Class A           (1)             2,043          99,331
Calico Commerce Inc.                      (1) (2)         1,824              --
Carreker Corp.                            (1)             3,362          47,102
Catalyst International Inc.               (1)             2,159           3,346
CCC Information Services Group Inc.       (1)             3,164          53,472
Ceridian Corp.                            (1)            11,392         238,548
CIBER Inc.                                (1)             4,440          38,450
Ciprico Inc.                              (1)             3,316          15,950
Cogent Communications Group Inc.          (1)             3,800           4,446
Cognizant Technology Solutions Corp.      (1)             4,589         209,442
Commerce One Inc.                         (1)             1,244           1,580
Computer Network Technology Corp.         (1)             2,290          21,847
Concur Technologies Inc.                  (1)             4,166          40,327
Concurrent Computer Corp.                 (1)             3,566          15,583
Covansys Corp.                            (1)             2,955          32,505
Cray Inc.                                 (1)             5,274          52,371
Crossroads Systems Inc.                   (1)             2,600           7,228
CyberSource Corp.                         (1)             2,562          13,220
Daleen Technologies Inc.                  (1)             1,700             391
Dataram Corp.                             (1)             2,350          10,152
Datatec Systems Inc.                      (1)             3,783           2,648
Dendrite International Inc.               (1)             3,174          49,737
Diebold Inc.                                              5,690         306,520
Digital River Inc.                        (1)             3,254          71,913
Digital Video Systems Inc.                (1)             7,677          19,960
DigitalNet Holdings Inc.                  (1)                45             877
Digitas Inc.                              (1)             4,383          40,850
DocuCorp International Inc.               (1)               898           9,115
Dot Hill Systems Corp.                    (1)             2,792          42,299
DSP Group Inc.                            (1)             2,087          51,987
DST Systems Inc.                          (1)             8,789         367,029
E.piphany Inc.                            (1)             5,150          37,131
Echelon Corp.                             (1)             3,539          39,424
Eclipsys Corp.                            (1)             3,582          41,694
eCollege.com Inc.                         (1)               745          13,753
Electronics For Imaging Inc.              (1)             5,277         137,311
EMC Corp.                                 (1)                 0               3
Ener1 Inc.                                (1)             2,600           3,640
Enterasys Networks Inc.                   (1)            12,939          48,521
Entrust Inc.                              (1)             4,400          17,952
Epicor Software Corp.                     (1)             2,851          36,379
Equinix Inc.                              (1)               992          27,974
Evolving Systems Inc.                     (1)             1,693          22,517
Exabyte Corp.                             (1)             3,131           3,851
Extended Systems Inc.                     (1)             2,919          12,668
Extreme Networks Inc.                     (1)             7,995          57,644
FactSet Research Systems Inc.                             2,489          95,105
FalconStor Software Inc.                  (1)             1,993          17,419
First Virtual Communications Inc.         (1)            10,117          22,257
FOCUS Enhancements Inc.                   (1)            10,638          23,084
Forgent Networks Inc.                     (1)             2,700           6,804
Foundry Networks Inc.                     (1)             9,950         272,232
Hall Kinion & Associates Inc.             (1)             1,325           6,691
Henry (Jack) & Associates Inc.                            6,112         125,785
Hypercom Corp.                            (1)             3,984          18,964
Hyperion Solutions Corp.                  (1)             3,036          91,505
IDX Systems Corp.                         (1)             2,485          66,648
iGATE Corp.                               (1)             2,794          21,933
Imation Corp.                                             2,718          95,538
InFocus Corp.                             (1)             2,918          28,246
Inforte Corp.                             (1)             3,794          31,452
infoUSA Inc.                              (1)             3,416          25,347
Integral Systems Inc.                                     1,262          27,158
InterCept Inc.                            (1)             2,122          23,957
Intergraph Corp.                          (1)             3,688          88,217
Internap Network Services Corp.           (1)            21,526          52,739
Internet Security Systems Inc.            (1)             3,813          71,799
Interwoven Inc                            (1)             3,369          42,584
Intraware Inc.                            (1)            15,665          32,427
Intrusion.com Inc.                        (1)             2,128           1,256
Iomega Corp.                                              3,730          22,305
ION Networks Inc.                         (1)               800              34
ITXC Corp.                                (1)             3,600          15,552
Juniper Networks Inc.                     (1)            29,604         553,003
Jupiter Media Metrix Inc.                 (2)             7,751               1
Keynote Systems Inc.                      (1)             2,800          33,320
Kronos Inc.                               (1)             2,250          89,122
Larscom Inc.                              (1)             4,962          21,833
Lexar Media Inc.                          (1)             5,611          97,800
Lionbridge Technologies Inc.              (1)             2,205          21,190
LivePerson Inc.                           (1)             6,667          33,335
LookSmart Ltd.                            (1)             5,000           7,750
MAPICS Inc.                               (1)             2,011          26,324
MapInfo Corp.                             (1)             1,623          16,360
Marimba Inc.                              (1)             2,100          11,550
Maxtor Corp.                              (1)            18,288         202,997
McDATA Corp. Class A                      (1)             7,979          76,040
Media 100 Inc.                            (1)             1,360             707
Mentor Graphics Corp.                     (1)             4,915          71,464
MICROS Systems Inc.                       (1)             1,421          61,615
Micros-To-Mainframes Inc.                 (1)             1,000           1,111
Mindspeed Technologies Inc.               (1)             5,959          40,819

Mitek Systems Inc.                        (1)             6,946          17,434
Mobility Electronics Inc.                 (1)             1,348          12,052
Mobius Management Systems Inc.            (1)             1,756          22,213
MSC.Software Corp.                        (1)             1,085          10,253
MTI Technology Corp.                      (1)             7,688          18,144
MTS Systems Corp.                                         4,285          82,401
National Instruments Corp.                                4,164         189,337
Neoware Systems Inc.                      (1)             1,800          24,660
Net Perceptions Inc.                                      3,000           1,200
NetScout Systems Inc.                     (1)             2,500          19,000
NetScreen Technologies Inc.               (1)             1,115          27,596
Netsmart Technologies Inc.                                1,011          15,519
Novadigm Inc.                             (1)             1,945           7,547
Nuance Communications Inc.                (1)             2,329          17,794
NYFIX Inc.                                (1)             1,983          15,765
On2 Technologies Inc.                     (1)             9,240          12,104
OneSource Information Services Inc.       (1)             2,900          27,318
ONYX Software Corp.                       (1)               938           3,696
Overland Storage Inc.                     (1)               805          15,134
Packeteer Inc.                            (1)             3,800          64,524
PalmOne Inc.                              (1)             3,900          45,825
PEC Solutions Inc.                        (1)             2,400          40,680
Pegasus Solutions Inc.                    (1)             2,125          22,249
Performance Technologies Inc.             (1)             1,587          22,615
Perot Systems Corp. Class A               (1)             7,621         102,731
Phoenix Technologies Ltd.                 (1)             1,815          14,665
Planar Systems Inc.                       (1)               867          21,085
Primus Knowledge Solutions Inc.           (1)             3,631          22,839
ProcureNet Inc.                           (1) (2)         1,791              --
Progress Software Corp.                   (1)             2,291          46,874
QAD Inc.                                  (1)             1,010          12,383
Quantum Corp.                             (1)             9,760          30,451
Quest Software Inc.                       (1)             6,630          94,146
Radiant Systems Inc.                      (1)             2,038          17,140
RadiSys Corp.                             (1)             1,922          32,405
Radview Software Ltd.                     (1)             2,092           1,255
Rainbow Technologies Inc.                 (1)             2,864          32,249
Red Hat Inc.                              (1)            13,122         246,300
Redback Networks Inc.                     (1)             9,200           2,125
Retek Inc.                                (1)             3,480          32,294
RSA Security Inc.                         (1)             4,108          58,334
Safeguard Scientifics Inc.                (1)             7,939          32,074
SafeNet Inc.                              (1)             1,128          34,709
Sagent Technology Inc.                    (1)             2,400             300
Sanchez Computer Associates Inc.          (1)             2,362           9,802
SanDisk Corp.                             (1)             5,936         362,927
Sapient Corp.                             (1)             7,068          39,581
ScanSoft Inc.                             (1)             6,222          33,101
ScanSource Inc.                           (1)             1,084          49,452
Scientific Learning Corp.                 (1)             6,291          31,455
SCM Microsystems Inc.                     (1)             2,988          23,067
Seagate Technology                                        5,710         107,919
Secure Computing Corp.                    (1)             3,108          55,664
Silicon Graphics Inc.                     (1)             9,009          12,342
Silicon Storage Technology Inc.           (1)             7,010          77,110
SimpleTech Inc.                           (1)             1,357           8,156
SmartServ Online Inc.                     (1)               533             747
Socket Communications Inc.                (1)             2,600           8,684

Sonic Foundry Inc.                        (1)             2,400           4,488
Sonic Solutions Inc.                      (1)             1,779          27,219
SonicWALL Inc.                            (1)             4,200          32,760
Speedus Corp.                             (1)             3,600           5,004
SportsLine.com Inc.                       (1)             3,955           5,023
SRA International Inc. Class A            (1)             1,388          59,823
SS&C Technologies Inc.                                    3,797         106,126
Storage Technology Corp.                  (1)             8,686         223,664
Stratasys Inc.                            (1)             1,782          48,577
Stratos International Inc.                (1)             1,947          13,201
Sykes Enterprises Inc.                    (1)             2,847          24,370
Synaptics Inc.                            (1)             1,885          28,237
Synopsys Inc.                             (1)            11,927         402,656
Syntel Inc.                                               3,108          76,799
Systems & Computer Technology Corp.       (1)             2,750          44,962
Technology Solutions Co.                  (1)             3,925           4,910
Teknowledge Corp.                         (1)             6,599          24,416
TenFold Corp.                             (1)             8,196          26,719
THQ Inc.                                  (1)             3,886          65,712
3Com Corp.                                (1)            27,361         223,539
3D Systems Corp.                          (1)             2,317          23,518
Tier Technologies Inc. Class B            (1)             1,884          15,392
TransAct Technologies Inc.                (1)             1,103          26,858
Transaction Systems Architects Inc.
 Class A                                  (1)             2,554          57,797
TTM Technologies Inc.                     (1)             2,642          44,597
Tumbleweed Communications Corp.           (1)             2,204          18,470
Ultimate Software Group Inc.              (1)             2,485          21,793
Vasco Data Security International Inc.    (1)             6,781          15,868
VeriSign Inc.                             (1)            18,443         300,621
Verity Inc.                               (1)             2,500          41,725
Versant Corp.                             (1)             6,602          10,299
Verso Technologies Inc.                   (1)            15,451          49,907
Vertel Corp.                              (1)             2,100              63
Vialink Co. (The)                         (1)             2,188             147
Visual Networks Inc.                      (1)            12,136          27,185
WatchGuard Technologies Inc.              (1)             2,200          12,804
Wave Systems Corp. Class A                (1)             6,028           9,886
Webb Interactive Services                 (1)             1,672           1,605
Western Digital Corp.                     (1)            15,091         177,923
Xanser Corp.                              (1)             2,200           5,214
Xybernaut Corp.                           (1)            12,311          19,451
Zamba Corp.                               (1)             2,800             462
-------------------------------------------------------------------------------
                                                                     11,407,620
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.18%
-------------------------------------------------------------------------------
Chattem Inc.                              (1)             1,119          20,030
Elizabeth Arden Inc.                      (1)             1,331          26,514
Estee Lauder Companies Inc. Class A                       9,242         362,841
-------------------------------------------------------------------------------
                                                                        409,385
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.85%
-------------------------------------------------------------------------------
Advanced Energy Industries Inc.           (1)             2,731          71,143
Advanced Marketing Services Inc.                          1,449          16,519
Aviall Inc.                               (1)             2,387          37,022
Bell Microproducts Inc.                   (1)             2,292          20,766
Brightpoint Inc.                          (1)             1,747          30,136
CDW Corp.                                                 6,415         370,530
CellStar Corp.                            (1)             2,739          34,594

Central European Distribution Corp.       (1)               580          18,328
Chindex International Inc.                (1)               409          13,309
Fastenal Co.                                              5,972         298,242
First Aviation Services Inc.                              2,400          10,056
Handleman Co.                                             3,314          68,036
Hughes Supply Inc.                                        1,781          88,373
Ingram Micro Inc. Class A                 (1)            11,494         182,755
Keystone Automotive Industries Inc.       (1)             3,486          88,405
Margo Caribe Inc.                         (1)             2,116          15,024
Nitches Inc.                                              1,900           7,695
NuCo2 Inc.                                (1)             2,522          31,954
Owens & Minor Inc.                                        2,557          56,024
SCP Pool Corp.                            (1)             3,247         106,112
Tech Data Corp.                           (1)             4,959         196,823
TIMCO Aviation Services Inc.              (1)               215             163
United Stationers Inc.                    (1)             2,295          93,911
Watsco Inc.                                               3,306          75,145
WESCO International Inc.                  (1)             3,100          27,435
-------------------------------------------------------------------------------
                                                                      1,958,500
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--3.02%
-------------------------------------------------------------------------------
Accredited Home Lenders Holding Co.       (1)             1,204          36,842
Advanta Corp. Class A                                     2,893          37,580
Affiliated Managers Group Inc.            (1)             1,666         115,937
Alleghany Corp.                           (1)               638         141,955
Allied Capital Corp.                                     10,660         297,201
American Capital Strategies Ltd.                          5,231         155,518
AmeriCredit Corp.                         (1)            11,492         183,068
Ameritrade Holding Corp.                  (1)            31,898         448,805
Ampal-American Israel Corp. Class A       (1)             2,783           9,073
BlackRock Inc.                                            1,537          81,630
Capital Trust Inc. Class A                                  811          18,410
CapitalSource Inc.                        (1)             2,092          45,355
Capitol Federal Financial                                 5,786         208,643
CharterMac                                                3,344          70,659
Chicago Mercantile Exchange Holdings
 Inc.                                                     2,588         187,268
CIT Group Inc.                                           16,966         609,928
CompuCredit Corp.                         (1)             3,877          82,503
Crown Financial Group Inc.                (1)             7,493          13,487
Diamond Hill Investment Group             (1)             2,621          18,190
Digital Insight Corp.                     (1)             2,656          66,134
Doral Financial Corp.                                     7,987         257,820
E*TRADE Financial Corp.                   (1)            27,221         344,346
Eaton Vance Corp.                                         5,958         218,301
Edwards (A.G.) Inc.                                       6,542         237,017
E-LOAN Inc.                               (1)             4,300          12,814
Empire Financial Holding Co.              (1)             3,100           3,720
Equitex Inc.                              (1)             6,339          10,142
Financial Federal Corp.                   (1)             1,741          53,188
Forrester Research Inc.                   (1)             1,778          31,773
Gabelli Asset Management Inc. Class A                       970          38,606
Greg Manning Auctions Inc.                (1)             1,903          22,530
HPSC Inc.                                 (1)             2,200          31,790
Instinet Group Inc.                       (1)             2,582          13,297
Investment Technology Group Inc.          (1)             4,093          66,102
Jefferies Group Inc.                                      4,209         138,981
Kent Financial Services Inc.              (1)             2,200           8,470
Kirlin Holding Corp.                      (1)             1,825          19,710

Knight Trading Group Inc.                 (1)             8,480         124,147
LaBranche & Co. Inc.                                      4,668          54,476
Legg Mason Inc.                                           5,078         391,920
Matrix Bancorp Inc.                       (1)             1,947          18,010
MCG Capital Corp.                                         4,000          78,000
MemberWorks Inc.                          (1)             1,498          40,701
Metris Companies Inc.                     (1)             3,983          17,685
National Financial Partners Corp.                         2,140          58,957
National Processing Inc.                  (1)             4,507         106,140
NCO Group Inc.                            (1)             2,629          59,862
Nelnet Inc. Class A                       (1)               962          21,549
New Century Financial Corp.                               2,560         101,555
Nuveen Investments Inc. Class A                           7,284         194,191
Online Resources Corp.                    (1)             1,400           9,253
Phoenix Companies Inc.                                    7,392          89,000
Portfolio Recovery Associates Inc.        (1)             1,008          26,762
Raymond James Financial Inc.                              3,895         146,841
Resource America Inc. Class A                             2,574          38,610
S1 Corp.                                  (1)             4,503          36,249
Sagemark Companies Ltd. (The)             (1)             2,176           4,352
Saxon Capital Inc.                        (1)             2,545          53,318
Seacoast Financial Services Corp.                           838          22,970
SEI Investment Co.                                        8,209         250,128
Siebert Financial Corp.                   (1)             2,939          10,639
StarTek Inc.                                              1,989          81,131
Student Loan Corp.                                        1,461         213,306
Sutter Holding Co. Inc.                   (1)             1,700          17,850
SWS Group Inc.                                            1,601          28,498
Waddell & Reed Financial Inc. Class A                     6,947         162,977
Westwood Holdings Group Inc.                              1,745          31,044
WFS Financial Inc.                        (1)             3,164         134,343
World Acceptance Corp.                    (1)               708          14,096
-------------------------------------------------------------------------------
                                                                      6,975,353
-------------------------------------------------------------------------------

ELECTRIC--1.99%
-------------------------------------------------------------------------------
ALLETE Inc.                                               6,817         208,600
Alliant Energy Corp.                                      8,588         213,841
Avista Corp.                                              3,518          63,746
Black Hills Corp.                                         4,082         121,766
Central Vermont Public Service Corp.                        984          23,124
CH Energy Group Inc.                                      1,356          63,596
Cleco Corp.                                               3,212          57,752
DPL Inc.                                                  9,144         190,927
Duquesne Light Holdings Inc.                              5,038          92,397
El Paso Electric Co.                      (1)             3,496          46,672
Empire District Electric Co. (The)                        2,395          52,522
Energy East Corp.                                        11,385         255,024
Great Plains Energy Inc.                                  5,258         167,310
Green Mountain Power Corp.                                3,623          85,503
Hawaiian Electric Industries Inc.                         2,785         131,925
IDACORP Inc.                                              3,030          90,658
MDU Resources Group Inc.                                  9,425         224,409
MGE Energy Inc.                                           3,119          98,280
Northeast Utilities                                      10,402         209,808
NSTAR                                                     4,230         205,155
OGE Energy Corp.                                          8,788         212,582
Otter Tail Corp.                                          2,191          58,565
Pepco Holdings Inc.                                      12,545         245,129

Plug Power Inc.                           (1)             4,923          35,692
PNM Resources Inc.                                        2,613          73,425
Puget Energy Inc.                                         6,667         158,475
Reliant Resources Inc.                    (1)            20,705         152,389
SCANA Corp.                                               9,011         308,627
Sierra Pacific Resources                  (1)             5,756          42,249
Texas Genco Holdings Inc.                                 1,154          37,505
UIL Holdings Corp.                                        1,796          81,000
UniSource Energy Corp.                                    3,142          77,482
Unitil Corp.                                                840          21,672
Westar Energy Inc.                                        4,173          84,503
Wisconsin Energy Corp.                                    8,012         268,001
WPS Resources Corp.                                       2,863         132,356
-------------------------------------------------------------------------------
                                                                      4,592,667
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.31%
-------------------------------------------------------------------------------
Active Power Inc.                         (1)             2,186           6,339
C&D Technologies Inc.                                     2,005          38,436
Capstone Turbine Corp.                    (1)             4,900           9,114
Distributed Energy Systems                                2,100           6,006
Energizer Holdings Inc.                   (1)             6,548         245,943
GrafTech International Ltd.               (1)             6,429          86,791
Hubbell Inc. Class B                                      4,765         210,136
ISCO International Inc.                   (1)             4,000           2,200
Medis Technologies Ltd.                   (1)             1,409          15,076
Superconductor Technologies Inc.          (1)             3,874          21,617
Wilson Greatbatch Technologies Inc.       (1)             1,692          71,521
-------------------------------------------------------------------------------
                                                                        713,179
-------------------------------------------------------------------------------

ELECTRONICS--3.04%
-------------------------------------------------------------------------------
Actel Corp.                               (1)             2,137          51,502
ADE Corp.                                 (1)             1,935          35,836
Aeroflex Inc.                             (1)             4,402          51,459
Alpha Technologies Group Inc.             (1)             2,496           3,170
Alpine Group Inc. (The)                   (1)             1,396           1,326
American Building Control Inc.            (1)               542             710
American Superconductor Corp.             (1)             1,870          25,918
American Technology Corp.                 (1)             6,123          29,219
AMETEK Inc.                                               2,253         108,730
Amphenol Corp. Class A                    (1)             3,537         226,120
Analogic Corp.                                              966          39,606
Andrea Electronics Corp.                  (1)             2,596           1,064
Arrow Electronics Inc.                    (1)             8,094         187,295
Artesyn Technologies Inc.                 (1)             2,917          24,853
Artisan Components Inc.                   (1)             1,976          40,508
ATMI Inc.                                 (1)             3,118          72,151
Ault Inc.                                 (1)             2,400           6,432
Avnet Inc.                                (1)             9,532         206,463
AVX Corp.                                                13,695         227,611
Barnes Group Inc.                                         2,019          65,234
Bel Fuse Inc. Class A                                     1,091          32,621
Belden Inc.                                               2,088          44,036
Benchmark Electronics Inc.                (1)             2,981         103,769
Blonder Tongue Laboratories Inc.          (1)             4,570          14,670
Brady Corp. Class A                                       1,995          81,296
Cable Design Technologies Corp.           (1)             2,827          25,415
Cabot Microelectronics Corp.              (1)             1,810          88,690

California Amplifier Inc.                 (1)             1,100          15,477
Caliper Technologies Corp.                (1)             1,734          11,410
Catalyst Semiconductor Inc.               (1)             4,831          34,059
Checkpoint Systems Inc.                   (1)             2,497          47,218
Cognex Corp.                                              3,349          94,576
Coherent Inc.                             (1)             2,424          57,691
Concord Camera Corp.                      (1)             5,726          52,965
CTS Corp.                                                 2,648          30,452
Cubic Corp.                                               3,384          77,832
Cymer Inc.                                (1)             2,808         129,702
Daktronics Inc.                           (1)             3,600          90,576
Dionex Corp.                              (1)             2,062          94,893
DuPont Photomasks Inc.                    (1)             1,696          40,941
EDO Corp.                                                 2,396          59,061
Electro Scientific Industries Inc.        (1)             2,474          58,881
Electro-Sensors Inc.                                      4,350          18,052
Energy Conversion Devices Inc.            (1)             1,563          14,114
ESS Technology Inc.                       (1)             3,518          59,841
Evans & Sutherland Computer Corp.         (1)             3,765          16,942
Exar Corp.                                (1)             2,982          50,933
Excel Technology Inc.                     (1)             1,124          36,935
Fairchild Semiconductor International
 Inc. Class A                             (1)             9,205         229,849
FEI Co.                                   (1)             2,561          57,622
Fisher Scientific International Inc.      (1)             4,785         197,955
Frequency Electronics Inc.                                1,643          23,823
FSI International Inc.                    (1)             2,959          21,837
FuelCell Energy Inc.                      (1)             2,963          38,519
General Cable Corp.                       (1)             2,764          22,527
Gentex Corp.                                              5,876         259,484
Genus Inc.                                (1)             2,453          14,718
HEI Inc.                                  (1)             2,100           6,825
Helix Technology Corp.                                    2,289          47,108
Hickok Inc. Class A                       (1)             2,300          10,582
Hifn Inc.                                 (1)             1,039          12,364
Hutchinson Technology Inc.                (1)             2,299          70,671
II-VI Inc.                                (1)               315           8,127
Innovex Inc.                              (1)             3,844          32,405
Interlink Electronics Inc.                (1)             3,850          27,027
International Electronics Inc.            (1)             2,300           9,200
inTEST Corp.                              (1)             1,900          11,400
InVision Technologies Inc.                (1)             1,539          51,664
Iteris Holdings Inc.                      (1)             4,369           8,607
JMAR Technologies Inc.                    (1)             5,808          13,649
KEMET Corp.                               (1)             6,563          89,847
Lifeline Systems Inc.                     (1)             2,428          46,132
Littelfuse Inc.                           (1)             1,315          37,898
Lowrance Electronics Inc.                                 2,700          55,255
Mattson Technology Inc.                   (1)             3,321          40,583
Maxwell Technologies Inc.                 (1)               741           5,261
Meade Instruments Corp.                   (1)             3,280          11,316
Mechanical Technology Inc.                (1)             1,914          10,470
Mercury Computer Systems Inc.             (1)             1,790          44,571
Merix Corp.                               (1)             1,209          29,657
Mesa Laboratories Inc.                                    2,400          23,904
Methode Electronics Inc. Class A                          2,190          26,784
Metrologic Instruments Inc.               (1)             1,200          32,400
Micrel Inc.                               (1)             6,632         103,327
Micro Linear Corp.                        (1)             2,880          16,099

Microsemi Corp.                           (1)             2,208          54,273
MIPS Technologies Inc. Class A            (1)             4,457          24,268
MKS Instruments Inc.                      (1)             4,910         142,390
Molecular Devices Corp.                   (1)             1,818          34,524
Moog Inc. Class A                         (1)             1,078          53,253
Nu Horizons Electronics Corp.             (1)             2,415          23,667
NVE Corp.                                 (1)               696          35,705
O.I. Corp.                                (1)             3,200          27,997
Oilgear Co. (The)                         (1)             2,600          10,816
Optelecom Inc.                            (1)             1,468          13,344
OPTi Inc.                                 (1)             2,083           2,960
Orbit International Corp.                 (1)             4,500          33,750
OSI Systems Inc.                          (1)             1,734          33,310
OYO Geospace Corp.                        (1)             1,100          17,469
Park Electrochemical Corp.                                1,487          39,391
Photon Dynamics Inc.                      (1)             1,268          51,024
Photronics Inc.                           (1)             2,318          46,175
PLX Technology Inc.                       (1)             2,100          18,585
Power Integrations Inc.                   (1)             2,238          74,883
QuickLogic Corp.                          (1)             2,100          10,437
Ramtron International Corp.               (1)             3,840          10,061
Rayovac Corp.                             (1)             2,929          61,363
REMEC Inc.                                (1)             4,632          38,955
Reptron Electronics Inc.                  (1)             3,600             828
Research Frontiers Inc.                   (1)             1,504          13,972
Robotic Vision Systems Inc.               (1)                 1               2
Rudolph Technologies Inc.                 (1)             1,486          36,466
SBS Technologies Inc.                     (1)             1,930          28,390
Semtech Corp.                             (1)             5,425         123,310
Sigmatron International Inc.              (1)               478          12,490
Silicon Image Inc.                        (1)             5,000          36,150
Siliconix Inc.                            (1)             1,970          90,029
Sipex Corp.                               (1)             2,060          15,883
Spectrum Control Inc.                     (1)             2,390          19,027
Spire Corp.                               (1)             5,000          24,400
Taser International Inc.                  (1)               382          31,465
Tech/Ops Sevcon Inc.                                      1,439           7,886
Technitrol Inc.                           (1)             3,066          63,589
Therma-Wave Inc.                          (1)             1,515           8,938
Three-Five Systems Inc.                   (1)             1,445           7,572
Trans-Lux Corp.                                           1,733          10,381
Trimble Navigation Ltd.                   (1)             2,431          90,530
Triumph Group Inc.                        (1)             1,353          49,249
Tvia Inc.                                 (1)             7,525          18,361
Ultralife Batteries Inc.                  (1)               358           4,432
Universal Display Corp.                   (1)             2,700          36,909
Universal Electronics Inc.                (1)             1,278          16,282
Valence Technology Inc.                   (1)            13,945          54,943
Varian Inc.                               (1)             2,673         111,544
Verisity Ltd.                             (1)             2,836          36,159
Vicor Corp.                               (1)             2,475          28,240
Vishay Intertechnology Inc.               (1)            12,092         276,907
Watts Industries Inc. Class A                             2,401          53,302
Woodhead Industries Inc.                                  1,806          30,521
Woodward Governor Co.                                       816          46,373
Xicor Inc.                                (1)             1,390          15,763
X-Rite Inc.                                               3,781          42,801
Zoran Corp.                               (1)             3,126          54,361

Zygo Corp.                                (1)             1,934          31,892
-------------------------------------------------------------------------------
                                                                      7,025,669
-------------------------------------------------------------------------------

ENERGY & RELATED--0.04%
-------------------------------------------------------------------------------
Headwaters Inc.                           (1)             4,191          82,227
Millennium Cell Inc.                      (1)             3,400           7,922
Syntroleum Corp.                          (1)             2,492          10,765
-------------------------------------------------------------------------------
                                                                        100,914
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.15%
-------------------------------------------------------------------------------
EMCOR Group Inc.                          (1)             1,218          53,470
Granite Construction Inc.                                 3,588          84,282
Jacobs Engineering Group Inc.             (1)             4,367         209,660
UNIFAB International Inc.                 (1)               330             389
-------------------------------------------------------------------------------
                                                                        347,801
-------------------------------------------------------------------------------

ENTERTAINMENT--0.97%
-------------------------------------------------------------------------------
Alliance Gaming Corp.                     (1)             3,746          92,339
AMC Entertainment Inc.                    (1)             3,276          49,828
Ameristar Casinos Inc.                    (1)             2,700          66,069
Argosy Gaming Co.                         (1)             2,128          55,307
barnesandnoble.com Inc.                   (1)             2,900           8,555
Churchill Downs Inc.                                      1,277          46,229
Dover Downs Gaming & Entertainment Inc.                   2,880          27,245
Dover Motorsports Inc.                                    3,290          11,515
Empire Resorts Inc.                       (1)             1,165          10,502
4Kids Entertainment Inc.                  (1)             1,211          31,510
Gaylord Entertainment Co.                 (1)             3,156          94,207
GTECH Holdings Corp.                                      4,339         214,737
Hollywood Entertainment Corp.             (1)             4,248          58,410
Image Entertainment Inc.                  (1)               599           2,474
International Speedway Corp. Class A                      4,185         186,902
Isle of Capri Casinos Inc.                (1)             2,363          50,734
Macrovision Corp.                         (1)             3,709          83,786
Metro-Goldwyn-Mayer Inc.                  (1)            19,453         332,452
NetFlix Inc.                              (1)             2,279         124,639
Penn National Gaming Inc.                 (1)             3,986          91,997
Pinnacle Entertainment Inc.               (1)             1,904          17,745
Regal Entertainment Group Class A                         4,944         101,451
Scientific Games Corp. Class A            (1)             4,812          81,852
Shuffle Master Inc.                       (1)             1,250          43,275
Six Flags Inc.                            (1)             6,474          48,684
Speedway Motorsports Inc.                                 3,391          98,068
Steinway Musical Instruments Inc.         (1)             1,325          32,727
Vail Resorts Inc.                         (1)             2,910          49,470
World Wrestling Entertainment Inc.                        1,900          24,890
Wynn Resorts Ltd.                         (1)             3,109          87,083
Zomax Inc.                                (1)             3,099          15,464
-------------------------------------------------------------------------------
                                                                      2,240,146
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.44%
-------------------------------------------------------------------------------
Catalytica Energy Systems Inc.            (1)             1,705           5,966
Crown Andersen Inc.                       (1)             3,900           9,750
Duratek Inc.                              (1)             2,430          31,687
IMCO Recycling Inc.                       (1)             5,713          56,502
Ionics Inc.                               (1)             1,501          47,807
Layne Christensen Co.                     (1)             6,420          75,435
Mine Safety Appliances Co.                                  963          76,568

MPM Technologies Inc.                     (1)             1,900           1,235
Perma-Fix Environmental Services Inc.     (1)            10,189          31,688
Republic Services Inc.                                   11,728         300,589
Stericycle Inc.                           (1)             3,102         144,863
Synagro Technologies Inc.                 (1)             2,174           4,761
Tetra Tech Inc.                           (1)             4,228         105,108
TRC Companies Inc.                        (1)               523          11,014
U.S. Liquids Inc.                         (1)             5,654             339
Waste Connections Inc.                    (1)             2,100          79,317
Waste Holdings Inc.                                       2,593          29,820
-------------------------------------------------------------------------------
                                                                      1,012,449
-------------------------------------------------------------------------------

FOOD--2.33%
-------------------------------------------------------------------------------
American Italian Pasta Co. Class A        (1)             1,402          58,744
Andersons Inc.                                            2,101          33,547
Applebee's International Inc.                             4,275         167,879
Arden Group Inc. Class A                                    520          40,300
Bridgeford Food Corp.                                     1,119           8,784
CEC Entertainment Inc.                    (1)             2,022          95,823
Cheesecake Factory (The)                  (1)             4,294         189,065
Chiquita Brands International Inc.        (1)             4,300          96,879
Corn Products International Inc.                          2,555          88,020
Dean Foods Co.                            (1)            11,739         385,861
Del Monte Foods Co.                       (1)            15,053         156,551
Flowers Foods Inc.                                        3,440          88,752
Fresh Brands Inc.                                         3,742          41,162
Fresh Del Monte Produce Inc.                              4,934         117,577
Garden Fresh Restaurant Corp.             (1)               935          15,016
Gardenburger Inc.                         (1)             3,019             845
Green Mountain Coffee Roasters Inc.       (1)             1,000          23,020
Hain Celestial Group Inc.                 (1)             2,764          64,152
Horizon Organic Holding Corp.             (1)               900          21,555
Hormel Foods Corp.                                       10,429         269,172
Host America Corp.                        (1)             2,414          20,447
IHOP Corp.                                                1,805          69,456
International Multifoods Corp.            (1)             1,044          18,792
Interstate Bakeries Corp.                                 3,474          49,435
Jack in the Box Inc.                      (1)             2,524          53,913
Kraft Foods Inc.                                         22,256         717,088
Lance Inc.                                                2,741          41,197
Landry's Restaurants Inc.                                 2,168          55,761
M&F Worldwide Corp.                       (1)             1,561          20,855
P.F. Chang's China Bistro Inc.            (1)             2,003         101,913
Panera Bread Co. Class A                  (1)             2,500          98,825
Papa John's International Inc.            (1)             1,521          50,771
Paradise Inc.                                               553          16,037
Pathmark Stores Inc.                      (1)             1,900          14,440
Performance Food Group Co.                (1)             3,377         122,146
Pilgrim's Pride Corp.                                     2,447          39,960
Poore Brothers Inc.                       (1)             4,851          16,445
Ralcorp Holdings Inc.                     (1)             2,209          69,274
Rare Hospitality International Inc.       (1)             2,950          72,098
Ruddick Corp.                                             3,435          61,487
Sanderson Farms Inc.                                        801          32,280
Schlotzsky's Inc.                         (1)             4,337           8,847
Seaboard Corp.                                              166          46,812
Sensient Technologies Corp.                               3,249          64,233
Smithfield Foods Inc.                     (1)             8,524         176,447

Smucker (J.M.) Co. (The)                                  4,106         185,961
Sonic Corp.                               (1)             2,739          83,868
SonomaWest Holdings Inc.                  (1)             3,400          28,897
Tejon Ranch Co.                           (1)             1,525          62,540
Tootsie Roll Industries Inc.                              4,574         164,664
Tyson Foods Inc. Class A                                 25,463         337,130
United Heritage Corp.                     (1)             6,360           4,134
United Natural Foods Inc.                 (1)             1,913          68,696
Weis Markets Inc.                                         2,768         100,478
Whole Foods Market Inc.                   (1)             4,740         318,196
Wild Oats Markets Inc.                    (1)             2,438          31,523
-------------------------------------------------------------------------------
                                                                      5,387,750
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.30%
-------------------------------------------------------------------------------
American Woodmark Corp.                                     800          44,040
Bowater Inc.                                              4,366         202,189
Buckeye Technologies Inc.                 (1)             2,502          25,145
Caraustar Industries Inc.                 (1)             3,220          44,436
Chesapeake Corp.                                          1,629          43,136
Deltic Timber Corp.                                         912          27,725
Fibermark Inc.                            (1)             1,686           2,951
Glatfelter Co.                                            3,481          43,338
Pope & Talbot Inc.                                        1,789          31,504
Potlatch Corp.                                            2,704          94,018
Rock-Tenn Co. Class A                                     2,900          50,054
Schweitzer-Mauduit International Inc.                       991          29,512
Wausau-Mosinee Paper Corp.                                3,806          51,457
-------------------------------------------------------------------------------
                                                                        689,505
-------------------------------------------------------------------------------

GAS--0.35%
-------------------------------------------------------------------------------
AGL Resources Inc.                                        4,332         126,061
Delta Natural Gas Co. Inc.                                  760          18,134
Laclede Group Inc. (The)                                  1,278          36,487
NUI Corp.                                                 2,193          35,351
ONEOK Inc.                                                7,035         155,333
Southwestern Energy Co.                   (1)             2,141          51,170
UGI Corp.                                                 2,720          92,208
Vectren Corp.                                             6,493         160,052
WGL Holdings Inc.                                         4,631         128,695
-------------------------------------------------------------------------------
                                                                        803,491
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.29%
-------------------------------------------------------------------------------
Axsys Technologies Inc.                   (1)             1,179          16,730
Baldor Electric Co.                                       2,236          51,093
Franklin Electric Co. Inc.                                  902          54,562
Kennametal Inc.                                           3,000         119,250
Powell Industries Inc.                    (1)             2,091          40,043
Regal-Beloit Corp.                                        1,935          42,570
SPX Corp.                                 (1)             5,972         351,213
-------------------------------------------------------------------------------
                                                                        675,461
-------------------------------------------------------------------------------

HEALTH CARE--5.21%
-------------------------------------------------------------------------------
Abaxis Inc.                               (1)             1,008          18,265
ABIOMED Inc.                              (1)             1,772          12,245
Accredo Health Inc.                       (1)             3,843         121,477
Advanced Neuromodulation Systems Inc.     (1)             1,495          68,740
Aksys Ltd.                                (1)             1,527          13,483
Alaris Medical Systems Inc.               (1)             5,285          80,385

Alliance Imaging Inc.                     (1)             2,859          10,578
Alliance Pharmaceutical Corp.             (1)               640             256
American Healthways Inc.                  (1)             2,450          58,482
American Medical Systems Holdings Inc.    (1)             3,000          65,400
AMERIGROUP Corp.                          (1)             1,765          75,277
AmSurg Corp.                              (1)             1,320          50,015
Apogent Technologies Inc.                 (1)             7,280         167,731
Apria Healthcare Group Inc.               (1)             3,762         107,104
Aradigm Corp.                             (1)             2,248           3,844
Arrow International Inc.                                  2,611          65,223
ArthroCare Corp.                          (1)             1,703          41,724
AVAX Technologies Inc.                    (1)             2,900             522
Avigen Inc.                               (1)             2,019          11,872
Beckman Coulter Inc.                                      4,532         230,362
Bei Technologies Inc.                                       900          18,000
Beverly Enterprises Inc.                  (1)             8,878          76,262
Bioject Medical Technologies Inc          (1)             4,640          13,920
BioLase Technology Inc.                   (1)             1,048          17,397
BioMarin Pharmaceutical Inc.              (1)             4,800          37,291
Bio-Rad Laboratories Inc. Class A         (1)             1,914         110,380
Bioreliance Corp.                         (1)             2,049          97,983
Biosite Inc.                              (1)             1,292          37,403
BriteSmile Inc.                           (1)               864          21,920
CardioDynamics International Corp.        (1)             3,744          22,352
CardioGenesis Corp.                       (1)             2,404           1,971
Centene Corp.                             (1)             1,522          42,631
Cerner Corp.                              (1)             3,045         115,253
Cerus Corp.                               (1)             1,347           6,115
ChromaVision Medical Systems Inc.         (1)             3,736          11,918
Clinical Data Inc.                                        2,664          26,560
Closure Medical Corp.                     (1)             1,363          46,247
Community Health Systems Inc.             (1)             7,789         207,032
Conceptus Inc.                            (1)             2,094          22,238
CONMED Corp.                              (1)             2,515          59,857
Cooper Companies Inc.                                     2,334         110,001
Covance Inc.                              (1)             4,629         124,057
Coventry Health Care Inc.                 (1)             4,435         286,013
CTI Molecular Imaging Inc.                (1)             3,390          57,325
Curon Medical Inc.                        (1)             6,954          22,114
Cyberonics Inc.                           (1)             1,818          58,194
Cygnus Inc.                               (1)             2,359             778
Cytyc Corp.                               (1)             7,458         102,622
Dade Behring Holdings Inc.                (1)             3,121         111,545
Datascope Corp.                                             978          35,061
DaVita Inc.                               (1)             5,721         223,119
Diagnostic Products Corp.                                 2,302         105,685
Diametrics Medical Inc.                   (1)             3,462             969
DJ Orthopedics Inc.                       (1)             1,086          29,105
Dynacq Healthcare Inc.                    (1)             2,800          21,504
Edwards Lifesciences Corp.                (1)             4,555         137,014
Enzo Biochem Inc.                         (1)             2,465          44,148
Enzon Pharmaceuticals Inc.                (1)             3,284          39,408
EP MedSystems Inc.                        (1)             8,305          25,247
Epimmune Inc.                             (1)             2,000           3,660
FARO Technologies Inc.                    (1)               598          14,938
Female Health Company (The)               (1)             5,880          16,170
Flir Systems Inc.                         (1)             2,404          87,746
Genelabs Technologies Inc.                (1)             7,212          20,194

Genesis HealthCare Corp.                  (1)             1,950          44,421
Gen-Probe Inc.                            (1)             3,316         120,935
Haemonetics Corp.                         (1)             1,913          45,702
Hanger Orthopedic Group Inc.              (1)             1,580          24,601
Health Net Inc.                           (1)             8,731         285,504
HealthTronics Surgical Services Inc.      (1)             2,400          15,000
Henry Schein Inc.                         (1)             3,381         228,488
Hillenbrand Industries Inc.                               4,972         308,562
Hologic Inc.                              (1)             2,693          46,670
Hooper Holmes Inc.                                        3,918          24,213
ICU Medical Inc.                          (1)               916          31,400
IDEXX Laboratories Inc.                   (1)             2,629         121,670
IGEN International Inc.                   (1)             1,939         114,226
I-many Inc.                               (1)             1,903           1,903
Immtech International Inc.                (1)             1,362          15,036
INAMED Corp.                              (1)             2,491         119,717
Interleukin Genetics Inc.                 (1)             4,558          21,195
Intermagnetics General Corp.              (1)             1,330          29,473
Interpore International                   (1)             2,927          38,051
Invacare Corp.                                            2,367          95,556
Inveresk Research Group Inc.              (1)             2,699          66,746
Inverness Medical Innovations Inc.        (1)             1,383          30,122
i-STAT Corp.                              (1)             1,963          30,034
Kensey Nash Corp.                         (1)             1,733          40,292
Kindred Healthcare Inc.                   (1)             1,800          93,564
Kyphon Inc.                               (1)             3,095          76,849
LabOne Inc.                               (1)             1,205          39,126
Laboratory Corp. of America Holdings      (1)            10,963         405,083
LCA-Vision Inc.                           (1)               721          15,264
LifeCell Corp.                            (1)             2,239          13,904
LifePoint Hospitals Inc.                  (1)             2,867          84,433
Lincare Holdings Inc.                     (1)             7,468         224,264
Luminex Corp.                             (1)             2,140          20,073
Matria Healthcare Inc.                    (1)             1,160          24,511
Med-Design Corp. (The)                    (1)             2,327          10,472
Medwave Inc.                              (1)             4,831          27,778
Mentor Corp.                                              3,710          89,263
Meridian Bioscience Inc.                                  4,830          50,377
Merit Medical Systems Inc.                (1)             5,038         112,146
Micro Therapeutics Inc.                   (1)             3,300          10,659
Microtek Medical Holdings Inc.            (1)             2,500          12,500
Mid Atlantic Medical Services Inc.        (1)             3,588         232,502
National Healthcare Corp.                 (1)               862          17,154
Novamed Eyecare Inc.                      (1)             2,500           8,998
Novavax Inc.                              (1)             3,100          18,600
Novoste Corp.                             (1)             1,694           8,114
Oakley Inc.                                               5,523          76,438
Ocular Sciences Inc.                      (1)             2,303          66,119
Odyssey Healthcare Inc.                   (1)             2,763          80,845
OraSure Technologies Inc.                 (1)             3,375          26,865
Orthodontic Centers of America Inc.       (1)             3,298          26,549
Orthologic Corp.                          (1)             3,033          18,592
Osteotech Inc.                            (1)             2,997          26,374
Oxford Health Plans Inc.                  (1)             6,248         271,788
PacifiCare Health Systems Inc.            (1)             3,147         212,737
Palatin Technologies Inc.                 (1)             2,428           6,070
Palomar Medical Technologies Inc.         (1)             2,050          21,566
Patterson Dental Co.                      (1)             5,207         334,081

Pediatrix Medical Group Inc.              (1)             1,791          98,666
PharmaNetics Inc.                         (1)            10,438          19,592
Physiometrix Inc.                         (1)             4,453           9,797
PolyMedica Corp.                                          1,794          47,200
Possis Medical Inc.                       (1)             2,556          50,481
Prime Medical Service Inc.                (1)             2,659          12,471
Province Healthcare Co.                   (1)             3,717          59,472
PSS World Medical Inc.                    (1)             7,148          86,276
Psychemedics Corp.                                          604           5,659
Psychiatric Solutions Inc.                (1)             2,662          55,636
Q-Med Inc.                                (1)             2,644          30,247
RehabCare Group Inc.                      (1)             1,479          31,444
Renal Care Group Inc.                     (1)             3,915         161,298
Res-Care Inc.                             (1)             2,444          19,796
ResMed Inc.                               (1)             2,745         114,027
Respironics Inc.                          (1)             2,578         116,242
Select Medical Corp.                                      7,248         117,997
Sierra Health Services Inc.               (1)             2,153          59,100
Sola International Inc.                   (1)             2,813          52,884
Somanetics Corp.                          (1)             2,704          18,252
Specialty Laboratories Inc.               (1)             2,304          38,684
Spectranetics Corp.                       (1)            11,691          43,841
Staar Surgical Co.                        (1)             1,696          19,097
Steris Corp.                              (1)             5,056         114,266
Sunrise Senior Living Inc.                (1)             1,950          75,543
Synovis Life Technologies Inc.            (1)               506          10,292
Theragenics Corp.                         (1)             2,984          16,322
Therasense Inc.                           (1)             4,600          93,380
ThermoGenesis Corp.                       (1)             7,353          38,089
Thoratec Corp.                            (1)             3,876          50,427
Triad Hospitals Inc.                      (1)             6,042         201,017
TriPath Imaging Inc.                      (1)             3,479          27,136
U.S. Physical Therapy Inc.                (1)             2,600          40,898
Universal Health Services Inc. Class B                    4,402         236,475
Urologix Inc.                             (1)             2,100          13,860
US Oncology Inc.                          (1)             5,244          56,425
Valentis Inc.                             (1)             4,075          11,003
Varian Medical Systems Inc.               (1)             5,106         352,825
VCA Antech Inc.                           (1)             2,805          86,899
Ventana Medical Systems Inc.              (1)             1,416          55,790
Viasys Healthcare Inc.                    (1)             2,367          48,760
VistaCare Inc. Class A                    (1)             2,683          94,307
VISX Inc.                                 (1)             4,020          93,063
Vital Sign Inc.                                           1,269          41,496
WebMD Corp.                               (1)            23,096         207,633
WellChoice Inc.                           (1)             1,819          62,756
West Pharmaceutical Services Inc.                         1,171          39,697
Wright Medical Group Inc.                 (1)             2,354          71,656
Young Innovations Inc.                                    1,354          48,744
ZEVEX International Inc.                  (1)             1,200           4,776
Zoll Medical Corp.                        (1)               850          30,158
-------------------------------------------------------------------------------
                                                                     12,027,359
-------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--3.20%
-------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A           (1)                87       7,329,750
Walter Industries Inc.                                    3,486          46,538
-------------------------------------------------------------------------------
                                                                      7,376,288
-------------------------------------------------------------------------------

HOME BUILDERS--1.36%
-------------------------------------------------------------------------------
Beazer Homes USA Inc.                                       857          83,695
Brookfield Homes Corp.                                    2,122          54,684
Champion Enterprises Inc.                 (1)             4,252          29,764
Coachmen Industries Inc.                                    807          14,615
D.R. Horton Inc.                                         11,878         513,842
Dominion Homes Inc.                       (1)             1,300          39,429
Fleetwood Enterprises Inc.                (1)             3,500          35,910
Hovnanian Enterprises Inc. Class A        (1)             2,198         191,358
Lennar Corp. Class A                                      5,848         561,408
M.D.C. Holdings Inc.                                      2,272         146,544
M/I Schottenstein Homes Inc.                                979          38,230
Meritage Corp.                            (1)             1,300          86,203
Monaco Coach Corp.                        (1)             2,752          65,498
NVR Inc.                                  (1)               512         238,592
Palm Harbor Homes Inc.                    (1)             2,363          42,227
Ryland Group Inc.                                         1,763         156,272
Skyline Corp.                                             1,441          50,248
Standard-Pacific Corp.                                    2,326         112,927
Technical Olympic USA Inc.                (1)             1,914          52,692
Thor Industries Inc.                                      2,521         141,731
Toll Brothers Inc.                        (1)             5,508         218,998
WCI Communities Inc.                      (1)             3,532          72,795
William Lyon Homes Inc.                   (1)             1,065          66,850
Winnebago Industries Inc.                                 1,733         119,144
-------------------------------------------------------------------------------
                                                                      3,133,656
-------------------------------------------------------------------------------

HOME FURNISHINGS--0.55%
-------------------------------------------------------------------------------
Applica Inc.                              (1)             3,014          22,906
Bassett Furniture Industries Inc.                         2,279          37,604
Digital Theater Systems Inc.              (1)               799          19,727
Ethan Allen Interiors Inc.                                3,021         126,519
Fedders Corp.                                             3,656          26,323
Fedders Corp. Rights                      (1)             3,656             219
Furniture Brands International Inc.                       4,312         126,471
Harman International Industries Inc.                      4,996         369,604
Kimball International Inc. Class B                        2,257          35,096
Lazare Kaplan International Inc.          (1)             2,279          15,839
La-Z-Boy Inc.                                             4,267          89,522
Libbey Inc.                                               1,499          42,692
Movado Group Inc.                                         1,678          47,370
Oneida Ltd.                                               1,947          11,468
ParkerVision Inc.                         (1)             1,320          12,923
Polycom Inc.                              (1)             7,135         139,275
Rowe Furniture Corp.                      (1)             1,941           6,988
Salton Inc.                               (1)             1,403          18,309
Select Comfort Corp.                      (1)             2,596          64,277
Standex International Corp.                                 721          20,188
Tempur-Pedic International Inc.           (1)             2,693          41,742
-------------------------------------------------------------------------------
                                                                      1,275,062
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.64%
-------------------------------------------------------------------------------
Blyth Inc.                                                3,380         108,904
Central Garden & Pet Co.                  (1)               592          16,594
Church & Dwight Co. Inc.                                  3,324         131,630
Dial Corp. (The)                                          7,602         216,429
Enesco Group Inc.                         (1)             7,002          72,261
Ennis Business Forms Inc.                                 2,191          33,522

Fossil Inc.                               (1)             4,206         117,810
Harland (John H.) Co.                                     2,180          59,514
Helen of Troy Ltd.                        (1)             2,577          59,658
Jarden Corp.                              (1)             1,968          53,805
Nashua Corp.                              (1)             3,083          26,206
National Presto Industries Inc.                           1,071          38,717
New England Business Service Inc.                         1,107          32,657
Playtex Products Inc.                     (1)             4,899          37,869
Russ Berrie & Co. Inc.                                    1,794          60,817
Scotts Co. (The) Class A                  (1)             2,413         142,753
Standard Register Co. (The)                               2,728          45,912
Toro Co.                                                  2,550         118,320
Yankee Candle Co. Inc. (The)              (1)             4,030         110,140
-------------------------------------------------------------------------------
                                                                      1,483,518
-------------------------------------------------------------------------------

INSURANCE--3.68%
-------------------------------------------------------------------------------
Acceptance Insurance Companies Inc.       (1)             3,741              64
Alfa Corp.                                                3,856          49,588
Allmerica Financial Corp.                 (1)             4,155         127,849
American Financial Group Inc.                             5,748         152,092
American Independence Corp.               (1)               860          10,157
American Medical Security Group Inc.      (1)             1,445          32,397
American National Insurance Co.                           1,891         159,544
American Physicians Capital Inc.          (1)             1,721          31,666
AmerUs Group Co.                                          2,986         104,420
Argonaut Group Inc.                       (1)             2,775          43,124
Baldwin & Lyons Inc. Class B                              1,891          53,061
Berkley (W.R.) Corp.                                      5,939         207,568
Brown & Brown Inc.                                        5,681         185,257
CNA Financial Corp.                       (1)            18,133         437,005
CNA Surety Corp.                          (1)             2,972          28,264
Commerce Group Inc.                                       2,443          96,499
Crawford & Co. Class B                                    3,782          26,701
Danielson Holding Corp.                   (1)               980           2,852
Delphi Financial Group Inc. Class A                       2,253          81,108
Donegal Group Inc. Class B                                  855          16,459
EMC Insurance Group Inc.                                    682          14,417
Erie Indemnity Co. Class A                                4,990         211,476
FBL Financial Group Inc. Class A                          2,105          54,309
Fidelity National Financial Inc.                         11,688         453,261
Financial Industries Corp.                (1)             1,320          18,612
First American Corp.                                      5,898         175,583
Fremont General Corp.                                     5,741          97,080
Gainsco Inc.                              (1)               770             173
Gallagher (Arthur J.) & Co.                               7,316         237,697
Great American Financial Resources Inc.                   2,609          42,318
Harleysville Group Inc.                                   2,703          53,763
HCC Insurance Holdings Inc.                               5,095         162,021
HealthExtras Inc.                         (1)             3,729          49,969
Hilb, Rogal & Hamilton Co.                                2,826          90,630
Horace Mann Educators Corp.                               2,702          37,747
Independence Holding Co.                                  1,069          25,656
Infinity Property & Casualty Corp.                        1,620          53,541
Kansas City Life Insurance Co.                            1,601          73,966
LandAmerica Financial Group Inc.                          1,690          88,319
Leucadia National Corp.                                   6,213         286,419
Markel Corp.                              (1)               742         188,104
Mercury General Corp.                                     4,536         211,151

MONY Group Inc. (The)                     (1)             3,816         119,403
Nationwide Financial Services Inc.                        4,328         143,084
Navigators Group Inc.                     (1)             1,877          57,943
Odyssey Re Holdings Corp.                                 4,421          99,694
Ohio Casualty Corp.                       (1)             4,478          77,738
Old Republic International Corp.                         13,694         347,267
Philadelphia Consolidated Holding Corp.   (1)             1,708          83,402
PICO Holdings Inc.                        (1)             2,300          36,041
PMA Capital Corp. Class A                                 3,652          18,698
PMI Group Inc. (The)                                      7,091         263,998
Presidential Life Corp.                                   2,120          27,899
ProAssurance Corp.                        (1)             3,295         105,934
Protective Life Corp.                                     5,784         195,731
Radian Group Inc.                                         7,025         342,469
Reinsurance Group of America Inc.                         4,825         186,486
RLI Corp.                                                 2,328          87,207
Selective Insurance Group Inc.                            1,963          63,523
Southern Security Life Insurance Co.      (1)             2,361           8,124
StanCorp Financial Group Inc.                             2,071         130,224
State Auto Financial Corp.                                3,976          92,999
Stewart Information Services Corp.                        2,478         100,483
Transatlantic Holdings Inc.                               3,873         312,938
Triad Guaranty Inc.                       (1)             1,384          69,684
21st Century Insurance Group                              5,697          78,334
U.S.I. Holdings Corp.                     (1)             1,922          25,082
UICI                                      (1)             4,968          65,973
United Fire & Casualty Co.                                1,251          50,490
Unitrin Inc.                                              5,638         233,470
Universal American Financial Corp.        (1)             3,624          35,914
Wesco Financial Corp.                                       525         184,800
White Mountains Insurance Group Ltd.                        685         315,066
Zenith National Insurance Corp.                           1,762          57,353
-------------------------------------------------------------------------------
                                                                      8,489,338
-------------------------------------------------------------------------------

IRON / STEEL--0.25%
-------------------------------------------------------------------------------
AK Steel Holding Corp.                    (1)            10,018          51,092
Carpenter Technology Corp.                                2,283          67,508
Cleveland-Cliffs Inc.                     (1)               978          49,829
Gibraltar Steel Corp.                                     1,358          34,154
International Steel Group Inc.            (1)             1,448          56,400
National Steel Corp. Class B              (1)             4,836              17
Reliance Steel & Aluminum Co.                             2,654          88,139
Ryerson Tull Inc.                                         2,942          33,686
Schnitzer Steel Industries Inc. Class A                     838          50,699
Shiloh Industries Inc.                    (1)             2,882          18,157
Steel Dynamics Inc.                       (1)             4,841         113,715
Weirton Steel Corp.                       (1)             2,700             108
WHX Corp.                                 (1)               585           1,562
-------------------------------------------------------------------------------
                                                                        565,066
-------------------------------------------------------------------------------

LEISURE TIME--0.42%
-------------------------------------------------------------------------------
Ambassadors International Inc.                            1,047          13,088
Bally Total Fitness Holding Corp.         (1)             1,944          13,608
Callaway Golf Co.                                         4,985          83,997
K2 Inc.                                   (1)             4,427          67,335
Nautilus Group Inc. (The)                                 2,400          33,720
Orbitz Inc. Class A                       (1)             1,310          30,392
Polaris Industries Inc.                                   1,611         142,702

Royal Caribbean Cruises Ltd.                             14,964         520,598
WMS Industries Inc.                       (1)             2,502          65,552
-------------------------------------------------------------------------------
                                                                        970,992
-------------------------------------------------------------------------------

LODGING--0.65%
-------------------------------------------------------------------------------
Aztar Corp.                               (1)             2,668          60,030
Boca Resorts Inc. Class A                 (1)             3,216          48,111
Boyd Gaming Corp.                                         4,980          80,377
Choice Hotels International Inc.          (1)             2,889         101,837
Extended Stay America Inc.                                6,953         100,679
International Leisure Hosts Ltd.          (1)             2,400          12,000
John Q Hammons Hotels Inc.                (1)             2,600          18,330
Mandalay Resort Group                                     4,606         205,980
Marcus Corp.                                              2,722          44,641
MGM Mirage                                (1)            11,471         431,424
Park Place Entertainment Corp.            (1)            21,550         233,387
Prime Hospitality Corp.                   (1)             3,038          30,988
ShoLodge Inc.                             (1)             1,700           7,599
Station Casinos Inc.                                      4,422         135,446
-------------------------------------------------------------------------------
                                                                      1,510,829
-------------------------------------------------------------------------------

MACHINERY--1.34%
-------------------------------------------------------------------------------
AGCO Corp.                                (1)             5,752         115,845
Albany International Corp. Class A                        2,569          87,089
Applied Industrial Technologies Inc.                      1,544          36,840
Astec Industries Inc.                     (1)             1,643          20,160
Asyst Technologies Inc.                   (1)             3,362          58,331
Benthos Inc.                              (1)             3,900          19,691
Briggs & Stratton Corp.                                   1,620         109,188
Donaldson Co. Inc.                                        3,515         207,947
DT Industries Inc.                        (1)             2,068           2,544
Dycom Industries Inc.                     (1)             3,808         102,131
Electroglas Inc.                          (1)            13,581          49,571
Engineered Support Systems Inc.                           1,744          96,025
Esterline Technologies Corp.              (1)             1,986          52,967
Flowserve Corp.                           (1)             3,994          83,395
Gardner Denver Inc.                       (1)             1,836          43,825
Gerber Scientific Inc.                    (1)             3,216          25,599
Global Payment Technologies Inc.          (1)             2,540           8,509
Graco Inc.                                                3,595         144,160
Hurco Companies Inc.                      (1)               600           3,210
Idex Corp.                                                2,680         111,461
Insituform Technologies Inc. Class A      (1)             1,835          30,278
JLG Industries Inc.                                       3,563          54,264
Joy Global Inc.                                           3,807          99,553
Kadant Inc.                               (1)               830          17,970
Knight Transportation Inc.                (1)             2,677          68,665
Kulicke & Soffa Industries Inc.           (1)             3,584          51,538
Lincoln Electric Holding Inc.                             3,754          92,874
Lindsay Manufacturing Co.                                 1,024          25,856
Magnetek Inc.                             (1)             2,812          18,531
Manitowoc Co. Inc. (The)                                  2,416          75,379
McDermott International Inc.              (1)             5,021          60,001
NACCO Industries Inc.                                       560          50,109
Nordson Corp.                                             2,664          91,988
Paragon Technologies Inc.                 (1)             3,600          34,920
Paxar Corp.                               (1)             3,943          52,836
PPT Vision Inc.                           (1)             1,600           1,936

Presstek Inc.                             (1)             1,890          13,740
Robbins & Myers Inc.                                      1,380          26,206
Sauer-Danfoss Inc.                                        2,529          40,970
Semitool Inc.                             (1)             2,120          22,729
Stewart & Stevenson Services Inc.                         2,732          38,385
Tecumseh Products Co. Class A                             1,382          66,930
Tegal Corp.                               (1)             7,509          20,800
Tennant Co.                                               1,281          55,467
Terex Corp.                               (1)             3,879         110,474
Thomas Industries Inc.                                    1,910          66,201
TurboChef Technologies Inc.               (1)             5,963          18,485
Ultratech Inc.                            (1)             1,943          57,066
Unova Inc.                                (1)             4,748         108,967
Zebra Technologies Corp. Class A          (1)             3,710         246,233
-------------------------------------------------------------------------------
                                                                      3,097,839
-------------------------------------------------------------------------------

MANUFACTURERS--0.65%
-------------------------------------------------------------------------------
AZZ Incorporated                          (1)             2,063          27,541
Carlisle Companies Inc.                                   2,265         137,848
CUNO Inc.                                 (1)             1,796          80,874
EnPro Industries Inc.                     (1)             1,106          15,429
Federal Signal Corp.                                      4,037          70,728
FMC Corp.                                 (1)             3,336         113,858
Harsco Corp.                                              3,454         151,354
Jacuzzi Brands Inc.                       (1)             5,310          37,648
Lancaster Colony Corp.                                    2,693         121,616
Pentair Inc.                                              4,105         187,599
Quantum Fuel Systems Technologies
 Worldwide Inc.                           (1)             1,033           8,305
Roper Industries Inc.                                     2,939         144,775
Samsonite Corp.                           (1)             2,267           1,474
Sturm Ruger & Co. Inc.                                    2,392          27,197
Teleflex Inc.                                             3,225         155,864
Tredegar Corp.                                            2,864          44,478
Trinity Industries Inc.                                   3,934         121,325
Wabtec Corp.                                              3,474          59,197
-------------------------------------------------------------------------------
                                                                      1,507,110
-------------------------------------------------------------------------------

MANUFACTURING--0.12%
-------------------------------------------------------------------------------
Acuity Brands Inc.                                        3,746          96,647
Applied Films Corporation                 (1)             1,058          34,935
ESCO Technologies Inc.                    (1)             1,112          48,539
International Smart Sourcing Inc.         (1)             3,590          17,914
Kaydon Corp.                                              2,531          65,401
LSB Industries Inc.                       (1)             2,823          18,011
Servotronics Inc.                         (1)             1,410           4,089
-------------------------------------------------------------------------------
                                                                        285,536
-------------------------------------------------------------------------------

MEDIA--4.33%
-------------------------------------------------------------------------------
Acme Communications Inc.                  (1)             2,400          21,096
Andersen Group Inc.                       (1)             3,800          17,632
Bankrate Inc.                             (1)             2,167          26,827
Banta Corp.                                               1,882          76,221
Beasley Broadcast Group Inc. Class A      (1)             2,300          37,789
Belo (A.H.) Corp.                                         8,559         242,562
Big City Radio Inc.                       (1)             2,600           3,380
Cablevision Systems Corp.                 (1)            16,756         391,923
Citadel Broadcasting Co.                  (1)             1,528          34,181

Courier Corp.                                               567          21,813
Cox Radio Inc. Class A                    (1)             2,985          75,312
Crown Media Holdings Inc.                 (1)            11,798          97,569
Cumulus Media Inc. Class A                (1)             3,662          80,564
Emmis Communications Corp.                (1)             4,016         108,633
Entercom Communications Corp.             (1)             3,977         210,622
Entravision Communications Corp.          (1)             5,705          63,326
Fox Entertainment Group Inc. Class A      (1)            26,590         775,099
Gemstar-TV Guide International Inc.       (1)            29,026         146,581
Granite Broadcasting Corp.                (1)            10,908          17,998
Gray Television Inc.                                      3,234          48,898
Hearst-Argyle Television Inc.                             3,659         100,842
Hollinger International Inc.                              5,936          92,720
Hollywood Media Corp.                     (1)             2,989           7,951
Hughes Electronics Corp.                  (1)            70,327       1,163,906
Information Holdings Inc.                 (1)             1,958          43,272
Insight Communications Co. Inc.           (1)             3,770          38,869
Journal Communications Inc. Class A                       1,200          22,236
Journal Register Co.                      (1)             3,222          66,695
Lee Enterprises Inc.                                      3,402         148,497
Liberty Corp.                                             1,871          84,550
Liberty Media Corp. Class A               (1)           204,577       2,432,421
Lin TV Corp. Class A                      (1)             2,838          73,249
LodgeNet Entertainment Corp.              (1)             2,500          45,700
McClatchy Co. (The) Class A                               3,313         227,934
Media General Inc. Class A                                1,620         105,462
Mediacom Communications Corp.             (1)             6,007          52,081
National Lampoon Inc.                     (1)             3,300          11,385
New Frontier Media Inc.                   (1)             7,617          70,838
Paxson Communications Corp.               (1)             4,748          18,280
Pegasus Communications Corp.              (1)               694          19,488
Playboy Enterprises Inc. Class B          (1)             2,502          40,432
Primedia Inc.                             (1)            17,706          50,108
Pulitzer Inc.                                             1,506          81,324
Radio One Inc.                            (1)             7,724         151,004
Radio Unica Communications Corp.          (1)             3,800           2,394
Readers Digest Association Inc. (The)                     6,988         102,444
Regent Communications Inc.                (1)             3,200          20,320
Salem Communications Corp. Class A        (1)             1,700          46,104
Scholastic Corp.                          (1)             3,129         106,511
Scripps (E.W.) Co. Class A                                5,979         562,863
Sinclair Broadcast Group Inc. Class A     (1)             4,099          61,157
Spanish Broadcasting System Inc. Class A  (1)             2,600          27,300
TiVo Inc.                                 (1)             4,737          35,054
UnitedGlobalCom Inc. Class A              (1)             6,592          55,900
Value Line Inc.                                           1,146          57,185
Washington Post Company (The) Class B                       711         562,685
Westwood One Inc.                         (1)             7,835         268,035
Wiley (John) & Sons Inc. Class A                          4,310         112,189
XM Satellite Radio Holdings Inc. Class A  (1)            11,190         294,968
Young Broadcasting Inc. Class A           (1)             1,662          33,306
Youthstream Media Networks Inc.           (1)             2,318             533
-------------------------------------------------------------------------------
                                                                      9,996,218
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.24%
-------------------------------------------------------------------------------
Amcast Industrial Corp.                   (1)             1,839           4,781
Ampco-Pittsburgh Corp.                                      492           6,726
CIRCOR International Inc.                                 1,199          28,896

Penn Engineering & Manufacturing Corp.                    1,834          34,901
Precision Castparts Corp.                                 4,945         224,552
Shaw Group Inc. (The)                     (1)             3,869          52,696
Timken Co. (The)                                          6,776         135,927
TransTechnology Corp.                     (1)             2,532          16,838
Valmont Industries Inc.                                   2,324          53,801
-------------------------------------------------------------------------------
                                                                        559,118
-------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.28%
-------------------------------------------------------------------------------
Ameron International Corp.                                1,085          37,639
AptarGroup Inc.                                           2,613         101,907
Commercial Metals Co.                                     3,540         107,616
Griffon Corp.                             (1)             1,720          34,847
Matthews International Corp. Class A                      1,974          58,411
Maverick Tube Corp.                       (1)             3,041          58,539
Mueller Industries Inc.                   (1)             2,754          94,627
Niagara Corp.                             (1)               600           4,338
NS Group Inc.                             (1)             1,846          17,906
Quanex Corp.                                              1,288          59,377
Southern Peru Copper Corp.                                1,014          47,820
TransPro Inc.                             (1)             3,911          16,387
-------------------------------------------------------------------------------
                                                                        639,414
-------------------------------------------------------------------------------

MINING--0.49%
-------------------------------------------------------------------------------
AMCOL International Corp.                                 1,806          36,662
Arch Coal Inc.                                            4,032         125,677
Brush Engineered Materials Inc.           (1)             2,244          34,356
Century Aluminum Co.                      (1)             1,637          31,119
Charles & Colvard Ltd.                    (1)             2,811          11,601
Couer d'Alene Mines Corp.                 (1)            10,887          62,927
Glamis Gold Ltd.                          (1)             9,962         170,549
Gold Reserve Inc.                         (1)             8,621          41,984
Hecla Mining Co.                          (1)             8,249          68,384
Liquidmetal Technologies                  (1)             4,692          13,325
MAXXAM Inc.                               (1)             1,713          32,461
Meridian Gold Inc.                        (1)             8,994         131,402
Peabody Energy Corp.                                      4,548         189,697
Royal Gold Inc.                                           2,099          43,932
Stillwater Mining Co.                     (1)             5,852          56,004
Titanium Metals Corp.                     (1)               613          32,189
USEC Inc.                                                 5,274          44,302
-------------------------------------------------------------------------------
                                                                      1,126,571
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.29%
-------------------------------------------------------------------------------
General Binding Corp.                     (1)             3,195          57,510
Global Imaging Systems Inc.               (1)             1,516          48,133
Herman Miller Inc.                                        5,963         144,722
HON Industries Inc.                                       4,599         199,229
Imagistics International Inc.             (1)             1,925          72,188
Insight Enterprises Inc.                  (1)             3,420          64,296
Programmer's Paradise Inc.                                2,561          17,645
Steelcase Inc. Class A                                    3,396          48,767
Virco Manufacturing Corp.                                 1,598          10,147
-------------------------------------------------------------------------------
                                                                        662,637
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.81%
-------------------------------------------------------------------------------
Adams Resources & Energy Inc.                             2,924          39,766
Apco Argentina Inc.                                       1,051          27,978

Atmos Energy Corp.                                        4,031          97,953
ATP Oil & Gas Corp.                       (1)             1,370           8,604
Atwood Oceanics Inc.                      (1)             1,662          53,084
Berry Petroleum Co. Class A                               2,374          48,074
Blue Dolphin Energy Co.                   (1)             7,300          12,344
BP Prudhoe Bay Royalty Trust                              2,210          62,963
Cabot Oil & Gas Corp.                                     2,655          77,924
CAL Dive International Inc.               (1)             2,727          65,748
Callon Petroleum Co.                      (1)             1,559          16,167
Cascade Natural Gas Corp.                                 2,578          54,370
Chesapeake Energy Corp.                                  15,967         216,832
Chesapeake Utilities Corp.                                1,898          49,443
Cimarex Energy Co.                        (1)             3,291          87,837
Clayton Williams Energy Inc.              (1)             1,100          31,977
Cross Timbers Royalty Trust                                 970          27,664
Dawson Geophysical Co.                    (1)             2,400          18,000
Delta Petroleum Corp.                     (1)             5,418          32,887
Denbury Resources Inc.                    (1)             4,397          61,162
Diamond Offshore Drilling Inc.                           10,151         208,197
Encore Acquisition Co.                    (1)             2,488          61,329
Energen Corp.                                             2,333          95,723
Energy Partners Ltd.                      (1)             2,918          40,560
ENSCO International Inc.                                 11,239         305,364
Equitable Resources Inc.                                  5,482         235,287
Evergreen Resources Inc.                  (1)             3,586         116,581
Exploration Company of Delaware (The)     (1)             4,951          30,201
Forest Oil Corp.                          (1)             4,568         130,508
Frontier Oil Corp.                                        6,888         118,611
FX Energy Inc.                            (1)             6,993          34,965
Giant Industries Inc.                     (1)             7,280          87,214
Grey Wolf Inc.                            (1)             9,565          35,773
Hanover Compressor Co.                    (1)             5,769          64,324
Helmerich & Payne Inc.                                    3,892         108,704
Holly Corp.                                               5,137         141,268
Houston Exploration Co.                   (1)             2,383          87,027
Hugoton Royalty Trust                                     3,749          82,028
Key Energy Services Inc.                  (1)             9,229          95,151
Magnum Hunter Resources Inc.              (1)             4,995          47,502
MarkWest Hydrocarbon Inc.                 (1)             1,956          22,064
McMoRan Exploration Co.                   (1)             2,119          39,731
Meridian Resource Corp. (The)             (1)             5,900          35,046
Mission Resources Corp.                   (1)             1,833           4,143
Murphy Oil Corp.                                          8,571         559,772
National-Oilwell Inc.                     (1)             6,498         145,295
New Jersey Resources Corp.                                2,242          86,339
Newfield Exploration Co.                  (1)             4,509         200,831
Noble Energy Inc.                                         4,713         209,399
Northwest Natural Gas Co.                                 2,010          61,808
Nuevo Energy Co.                          (1)             1,882          45,488
Parker Drilling Co.                       (1)             6,495          16,562
Patina Oil & Gas Corp.                                    2,413         118,213
Penn Virginia Corp.                                       1,500          83,475
Petroleum Development Corp.               (1)             2,500          59,250
Piedmont Natural Gas Co.                                  2,538         110,301
Pioneer Natural Resources Co.             (1)             9,128         291,457
Plains Exploration & Production Co.       (1)             4,745          73,026
Plains Resource Inc.                      (1)             6,378         102,367
Pogo Producing Co.                                        4,994         241,210

Premcor Inc.                              (1)             7,185         186,810
Pride International Inc.                  (1)             9,745         181,647
Prima Energy Corp.                        (1)             1,030          36,215
Prolong International Corp.               (1)            69,432          27,078
Quicksilver Resources Inc.                (1)             2,232          72,094
Remington Oil & Gas Corp.                 (1)             2,255          44,401
SEACOR SMIT Inc.                          (1)             1,519          63,844
SEMCO Energy Inc.                                         1,700           8,330
South Jersey Industries Inc.                              2,014          81,567
Southern Union Co.                        (1)             5,363          98,679
Southwest Gas Corp.                                       2,031          45,596
Spinnaker Exploration Co.                 (1)             2,850          91,970
St. Mary Land & Exploration Co.                           2,333          66,491
Stone Energy Corp.                        (1)             2,417         102,602
Superior Energy Services Inc.             (1)             5,800          54,520
Swift Energy Co.                          (1)             2,284          38,485
Tesoro Petroleum Corp.                    (1)             6,846          99,746
Tom Brown Inc.                            (1)             3,113         100,394
Ultra Petroleum Corp.                     (1)             5,685         139,965
Unit Corp.                                (1)             3,191          75,148
Valero Energy Corp.                                      10,915         505,801
Vintage Petroleum Inc.                                    4,709          56,649
WD-40 Co.                                                 1,899          67,149
Western Gas Resources Inc.                                4,048         191,268
Westport Resources Corp.                  (1)             5,694         170,023
W-H Energy Services Inc.                  (1)             2,755          44,631
Whiting Petroleum Corp.                   (1)             1,860          34,224
XTO Energy Inc.                                          14,101         399,058
-------------------------------------------------------------------------------
                                                                      8,807,256
-------------------------------------------------------------------------------

OIL & GAS SERVICES--1.10%
-------------------------------------------------------------------------------
CARBO Ceramics Inc.                                       1,517          77,746
Cooper Cameron Corp.                      (1)             4,041         188,311
Dril-Quip Inc.                            (1)             1,977          32,225
FMC Technologies Inc.                     (1)             4,527         105,479
Global Industries Ltd.                    (1)             5,078          26,152
GlobalSantaFe Corp.                                      17,924         445,053
Grant Prideco Inc.                        (1)             8,391         109,251
Hydril                                    (1)             2,000          47,860
Input/Output Inc.                         (1)             4,854          21,892
Lone Star Technologies Inc.               (1)             2,413          38,560
Matrix Service Co.                        (1)               594          10,781
Mitcham Industries Inc.                   (1)             2,200           7,920
Newpark Resources Inc.                    (1)             6,968          33,377
Oceaneering International Inc.            (1)             2,232          62,496
Oil States International Inc.             (1)             4,053          56,499
Patterson-UTI Energy Inc.                 (1)             6,091         200,516
Smith International Inc.                  (1)             7,322         304,009
Tetra Technologies Inc.                   (1)             1,222          29,621
Tidewater Inc.                                            4,513         134,848
Universal Compression Holdings Inc.       (1)             2,787          72,908
Varco International Inc.                  (1)             7,182         148,165
Veritas DGC Inc.                          (1)             2,501          26,210
Weatherford International Ltd.            (1)            10,030         361,080
-------------------------------------------------------------------------------
                                                                      2,540,959
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.51%
-------------------------------------------------------------------------------
AEP Industries Inc.                       (1)               745           7,256

Anchor Glass Container Corp.                                329           5,264
Crown Holdings Inc.                       (1)            12,210         110,623
Greif Inc. Class A                                        2,452          87,071
Longview Fibre Co.                                        4,649          57,415
Owens-Illinois Inc.                       (1)            10,434         124,060
Packaging Corporation of America                          8,090         176,847
Silgan Holdings Inc.                      (1)             2,054          87,480
Smurfit-Stone Container Corp.                            18,075         335,653
Sonoco Products Co.                                       7,543         185,709
-------------------------------------------------------------------------------
                                                                      1,177,378
-------------------------------------------------------------------------------

PHARMACEUTICALS--4.36%
-------------------------------------------------------------------------------
aaiPharma Inc.                            (1)             2,598          65,262
Abgenix Inc.                              (1)             6,703          83,519
Able Laboratories Inc.                    (1)             1,640          29,635
Adolor Corp.                              (1)             2,838          56,817
Advanced Medical Optics Inc.              (1)             2,348          46,138
AdvancePCS                                (1)             7,009         369,094
Alfacell Corp.                            (1)             8,591          31,615
Align Technology Inc.                     (1)             4,716          77,908
Alkermes Inc.                             (1)             6,211          83,849
Allscripts Healthcare Solutions Inc.      (1)             4,600          24,472
Alpharma Inc. Class A                                     4,226          84,943
American Pharmaceutical Partners Inc.     (1)             1,053          35,381
Amylin Pharmaceuticals Inc.               (1)             6,987         155,251
Andrx Group                               (1)             5,500         132,220
Antigenics Inc.                           (1)             2,912          32,964
Aphton Corp.                              (1)             2,832          16,992
ArQule Inc.                               (1)             1,444           7,047
AtheroGenics Inc.                         (1)             2,970          44,402
AVANIR Pharmaceuticals Class A            (1)             4,000           5,840
AVI BioPharma Inc.                        (1)             4,800          19,536
Barr Laboratories Inc.                    (1)             5,109         393,138
Bentley Pharmaceuticals Inc.              (1)             1,004          13,353
Biopure Corp.                             (1)             3,708           8,825
Bone Care International Inc.              (1)             1,973          25,136
Boston Life Sciences Inc.                 (1)             7,244           8,983
Bradley Pharmaceuticals Inc.              (1)               950          24,159
Bruker BioSciences Corp.                  (1)             3,335          15,174
Celgene Corp.                             (1)             6,251         281,420
Cell Genesys Inc.                         (1)             3,182          41,175
Cell Therapeutics Inc.                    (1)             2,680          23,316
CIMA Labs Inc.                            (1)             1,315          42,895
CollaGenex Pharmaceuticals Inc.           (1)             3,116          34,930
Columbia Laboratories Inc.                (1)             3,639          22,926
Connetics Corp.                           (1)             3,237          58,784
Corixa Corp.                              (1)             3,828          23,121
Cubist Pharmaceuticals Inc.               (1)             3,130          38,061
CV Therapeutics Inc.                      (1)             2,848          41,752
Cypress Bioscience Inc.                   (1)             3,121          46,909
Cytrx Corp.                               (1)             8,400          15,624
D&K Healthcare Resources Inc.                             2,276          30,863
Dendreon Corp.                            (1)             3,084          24,857
DENTSPLY International Inc.                               5,900         266,503
Digene Corp.                              (1)             1,451          58,185
Discovery Laboratories Inc.               (1)             4,959          52,020
Durect Corp.                              (1)             3,800           9,804
Emisphere Technologies Inc.               (1)             1,544           8,461

Endo Pharmaceuticals Holdings Inc.        (1)            10,071         193,967
Eon Labs Inc.                             (1)             3,313         168,797
Epix Medical Inc.                         (1)             1,921          31,274
Esperion Therapeutics Inc.                (1)             2,840          98,292
First Horizon Pharmaceutical Corp.        (1)             2,607          29,198
Genta Inc.                                (1)             5,382          56,027
Geron Corp.                               (1)             2,558          25,503
Gilead Sciences Inc.                      (1)            15,461         898,903
Guilford Pharmaceuticals Inc.             (1)             1,220           8,272
Hemispherx Biopharma Inc.                 (1)             1,841           4,161
Heska Corp.                               (1)             8,925          20,519
Hi-Tech Pharmacal Co.                     (1)             1,151          27,049
Hollis-Eden Pharmaceuticals               (1)             1,160          12,772
ILEX Oncology Inc.                        (1)             3,766          80,028
ImClone Systems Inc.                      (1)             5,733         227,371
Immucor Inc.                              (1)               628          12,805
Immune Response Corp. (The)               (1)             9,464          14,291
Immunogen Inc.                            (1)             2,500          12,625
Impax Laboratories Inc.                   (1)             4,332          62,337
Indevus Pharmaceuticals Inc.              (1)               909           5,354
InKine Pharmaceutical Co. Inc.            (1)             8,956          43,257
Inspire Pharmaceuticals Inc.              (1)             2,739          38,784
InterMune Inc.                            (1)             3,000          69,480
Intuitive Surgical Inc.                   (1)             3,220          55,030
Isis Pharmaceuticals Inc.                 (1)             3,408          22,152
IVAX Corp.                                (1)            14,909         356,027
Kos Pharmaceuticals Inc.                  (1)             2,013          86,640
KV Pharmaceuticals Co.                    (1)             4,311         109,931
Ligand Pharmaceuticals Inc. Class B       (1)             5,226          76,770
Martek Biosciences Corp.                  (1)             2,123         137,931
Medarex Inc.                              (1)             5,635          35,106
Medicines Co. (The)                       (1)             3,828         112,773
Medicis Pharmaceutical Corp. Class A                      2,160         154,008
MGI Pharma Inc.                           (1)             2,391          98,390
MIM Corp.                                 (1)             2,191          15,403
Miravant Medical Technologies             (1)             1,991           2,548
Mylan Laboratories Inc.                                  20,429         516,037
Nabi Biopharmaceuticals                   (1)             3,300          41,943
NaPro BioTherapeutics Inc.                (1)            10,443          20,573
Nastech Pharmaceutical Co. Inc.           (1)             3,000          28,800
Natrol Inc.                               (1)             2,290           6,389
NBTY Inc.                                 (1)             4,863         130,620
NeighborCare Inc.                         (1)             3,900          77,025
NEO Rx Corporation                        (1)             4,762          19,810
NeoPharm Inc.                             (1)             1,011          18,522
Neose Technologies Inc.                   (1)             1,409          12,963
Neurocrine Biosciences Inc.               (1)             2,817         153,639
Noven Pharmaceuticals Inc.                (1)             2,700          41,067
NPS Pharmaceuticals Inc.                  (1)             3,238          99,536
Nu Skin Enterprises Inc. Class A                          4,786          81,793
Nuvelo Inc.                               (1)             6,903          23,953
Omnicare Inc.                                             7,900         319,081
Onyx Pharmaceuticals Inc.                 (1)             2,231          62,981
OSI Pharmaceuticals Inc.                  (1)             3,182         102,492
Pain Therapeutics Inc.                    (1)             1,900          13,205
PAREXEL International Corp.               (1)               945          15,366
Penwest Pharmaceuticals Co.               (1)             1,118          19,319
Peregrine Pharmaceuticals Inc.            (1)            16,810          37,150

Perrigo Co.                                               5,276          82,939
Pharmaceutical Resources Inc.             (1)             2,491         162,289
Pharmacyclics Inc.                        (1)             3,401          25,167
Pharmos Corp.                             (1)            12,438          43,533
POZEN Inc.                                (1)             1,950          19,890
Praecis Pharmaceuticals Inc.              (1)             3,675          23,667
Priority Healthcare Corp. Class B         (1)             3,376          81,395
Progenics Pharmaceuticals Inc.            (1)             1,056          19,916
Salix Pharmaceuticals Ltd.                (1)             1,824          41,350
SciClone Pharmaceuticals Inc.             (1)             3,400          23,052
Sepracor Inc.                             (1)             6,541         156,526
Serologicals Corp.                        (1)             2,187          40,678
SICOR Inc.                                (1)             8,945         243,304
SIGA Technologies Inc.                    (1)             6,930          15,870
SuperGen Inc.                             (1)             2,677          29,447
Sybron Dental Specialties Inc.            (1)             2,844          79,916
Tanox Inc.                                (1)             3,281          48,723
Titan Pharmaceuticals Inc.                (1)             1,487           4,327
Tularik Inc.                              (1)             5,015          80,992
United Surgical Partners International
 Inc.                                     (1)             2,127          71,212
United Therapeutics Inc.                  (1)             1,784          40,943
USANA Health Sciences Inc.                (1)             1,186          36,292
Valeant Pharmaceuticals International                     6,623         166,568
VaxGen Inc.                               (1)             2,050          16,236
Vertex Pharmaceuticals Inc.               (1)             6,511          66,608
Vicuron Pharmaceuticals Inc.              (1)             4,413          82,302
Vion Pharmaceuticals Inc.                 (1)             8,717          13,773
ViroPharma Inc.                           (1)             1,323           3,678
VIVUS Inc.                                (1)             2,800          10,612
Zonagen Inc.                              (1)             1,801           3,332
Zymogenetics Inc.                         (1)             4,132          64,046
-------------------------------------------------------------------------------
                                                                     10,057,881
-------------------------------------------------------------------------------

PIPELINES--0.27%
-------------------------------------------------------------------------------
Aquila Inc.                               (1)            13,013          44,114
Kaneb Services LLC                                        2,003          63,836
National Fuel Gas Co.                                     7,458         182,274
Questar Corp.                                             8,612         302,712
TransMontaigne Inc.                       (1)             5,958          38,429
-------------------------------------------------------------------------------
                                                                        631,365
-------------------------------------------------------------------------------

REAL ESTATE--2.07%
-------------------------------------------------------------------------------
Agree Realty Corp.                                          853          24,123
American Residential Investment Trust
 Inc.                                     (1)             1,059           7,572
AMLI Residential Properties Trust                         3,088          82,758
Anthracite Capital Inc.                                   2,200          24,354
Arizona Land Income Corp. Class A                         2,100          10,500
Bedford Property Investors Inc.                           3,013          86,262
Brandywine Realty Trust                                   2,800          74,956
BRE Properties Inc. Class A                               3,543         118,336
BRT Realty Trust                                            711          20,512
California Coastal Communities Inc.       (1)               535           5,832
CenterPoint Properties Corp.                              1,492         111,751
Colonial Properties Trust                                 2,108          83,477
Commercial Net Lease Realty Inc.                          4,713          83,891
Cornerstone Realty Income Trust Inc.                      4,949          43,353
Corrections Corp. of America              (1)             3,800         109,554
Cousins Properties Inc.                                   3,971         121,513

Developers Diversified Realty Corp.                       6,562         220,286
EastGroup Properties Inc.                                 3,076          99,601
Entertainment Properties Trust                            1,498          51,996
Equity Inns Inc.                                          6,529          59,087
Equity One Inc.                                           3,781          63,823
First Industrial Realty Trust Inc.                        2,697          91,024
Forest City Enterprises Inc. Class A                      3,524         167,425
Glenborough Realty Trust Inc.                             3,569          71,202
Glimcher Realty Trust                                     2,660          59,531
Grubb & Ellis Company                     (1)             1,305           1,135
Healthcare Realty Trust Inc.                              3,253         116,295
HMG/Courtland Properties Inc.             (1)             2,900          25,085
Home Properties Inc.                                      2,140          86,435
Impac Mortgage Holdings Inc.                              3,197          58,217
Innkeepers USA Trust                                      4,029          33,723
Jones Lang LaSalle Inc.                   (1)             3,226          66,875
Kilroy Realty Corp.                                       2,439          79,877
Lexington Corp. Properties Trust                          2,500          50,475
LNR Property Corp.                                        1,720          85,157
Macerich Co. (The)                                        4,435         197,358
Manufactured Home Communities Inc.                        2,140          80,571
Meristar Hospitality Corp.                (1)             2,369          15,422
Mills Corp.                                               3,774         166,056
Monmouth Capital Corp.                                    4,329          28,485
National Health Investors Inc.                            4,195         104,372
Nationwide Health Properties Inc.                         3,114          60,879
Novastar Financial Inc.                                   1,542          66,244
Pan Pacific Retail Properties Inc.                        2,689         128,131
PMC Commercial Trust-SBI                                  1,730          26,348
Prentiss Properties Trust                                 3,211         105,931
Prime Group Realty Trust                  (1)             4,457          27,945
PS Business Parks Inc.                                    2,646         109,174
Realty Income Corp.                                       2,612         104,480
Reckson Associates Realty Corp.                           3,399          82,596
Redwood Trust Inc.                                        2,017         102,564
Shurgard Storage Centers Inc. Class A                     2,965         111,632
Sovran Self Storage Inc.                                  2,538          94,287
St. Joe Company (The)                                     6,135         228,774
Summit Properties Inc.                                    2,078          49,914
Sun Communities Inc.                                      1,913          74,033
Taubman Centers Inc.                                      4,167          85,840
Town & Country Trust (The)                                2,581          65,428
Trammell Crow Co.                         (1)             4,232          56,074
United Capital Corp.                                      1,380          28,594
W.P. Carey & Co. LLC                                      2,891          88,233
-------------------------------------------------------------------------------
                                                                      4,785,358
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--4.59%
-------------------------------------------------------------------------------
Acadia Realty Trust                                       2,637          32,963
Alexander's Inc.                          (1)               723          90,129
Alexandria Real Estate Equities Inc.                      2,805         162,410
AMB Property Corp.                                        6,626         217,863
American Financial Realty Trust                           5,669          96,656
American Home Mortgage Invesment Corp.                    1,736          39,077
American Land Lease Inc.                                  3,657          72,957
American Mortgage Acceptance Corp.                        3,684          60,049
Annaly Mortgage Management Inc.                           5,378          98,955
Anworth Mortgage Asset Corp.                              1,411          19,655

Archstone-Smith Trust                                    14,948         418,245
Arden Realty Inc.                                         5,961         180,857
AvalonBay Communities Inc.                                6,232         297,890
Boston Properties Inc.                                    7,276         350,630
Camden Property Trust                                     3,234         143,266
Capital Alliance Income Trust Ltd.                        1,598          29,563
Capital Automotive                                        3,233         103,456
Capstead Mortgage Corp.                                   4,800          80,544
CarrAmerica Realty Corp.                                  5,275         157,090
Catellus Development Corp.                                7,657         184,687
CBL & Associates Properties Inc.                          2,548         143,962
Cedar Shopping Centers Inc.               (1)             1,166          14,482
Chelsea Property Group Inc.                               3,722         204,003
Correctional Properties Trust                               645          18,576
Crescent Real Estate Equities Co.                         7,801         133,631
Duke Realty Corp.                                        10,675         330,925
Essex Property Trust Inc.                                 1,328          85,284
Federal Realty Investment Trust                           3,557         136,553
FelCor Lodging Trust Inc.                 (1)             5,004          55,444
Friedman, Billings, Ramsey Group, Inc.
 Class A                                                 12,160         280,653
Gables Residential Trust                                  2,606          90,532
General Growth Properties Inc.                           14,931         414,335
Getty Realty Corp.                                        3,495          91,394
Great Lakes REIT Inc.                                     3,419          53,678
Health Care Property Investors Inc.                       5,315         270,002
Health Care REIT Inc.                                     3,619         130,284
Heritage Property Investment Trust Inc.                   4,103         116,730
Highwoods Properties Inc.                                 3,533          89,738
Hospitality Properties Trust                              5,087         209,991
Host Marriott Corp.                       (1)            22,297         274,699
HRPT Properties Trust                                     8,685          87,632
iStar Financial Inc.                                      8,279         322,053
Kimco Realty Corp.                                        8,058         360,596
Koger Equity Inc.                                         3,996          83,636
Kramont Realty Trust                                      3,227          58,409
La Quinta Corp.                           (1)            14,323          91,810
Liberty Property Trust                                    6,048         235,267
Mack-Cali Realty Corp.                                    4,569         190,162
Maguire Properties Inc.                                   1,652          40,144
MFA Mortgage Investments Inc.                             2,524          24,609
Mid-America Apartment Communities Inc.                    2,437          81,834
Mission West Properties Inc.                              2,835          36,713
Monmouth Real Estate Investment Corp.
 Class A                                                  2,656          23,081
New Plan Excel Realty Trust                               7,976         196,768
Newcastle Investment Corp.                                1,000          27,100
Parkway Properties Inc.                                   1,973          82,077
Pennsylvania Real Estate Investment
 Trust                                                    2,283          82,873
Post Properties Inc.                                      3,692         103,081
Public Storage Inc.                                       9,495         411,988
RAIT Investment Trust                                     1,302          33,331
Regency Centers Corp.                                     4,617         183,987
Rouse Co. (The)                                           6,570         308,790
Senior Housing Properties Trust                           4,432          76,363
SL Green Realty Corp.                                     3,471         142,485
Thornburg Mortgage Inc.                                   3,641          99,035
Trizec Properties Inc.                                   10,656         164,102
U.S. Restaurant Properties Inc.                           2,957          50,387
United Dominion Realty Trust Inc.                         9,080         174,336

Ventas Inc.                                               4,896         107,712
Vornado Realty Trust                                      8,571         469,262
Washington Real Estate Investment Trust                   2,936          85,731
Weingarten Realty Investors                               4,054         179,795
-------------------------------------------------------------------------------
                                                                     10,596,987
-------------------------------------------------------------------------------

RETAIL--5.69%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A           (1)             7,254         179,246
AC Moore Arts & Crafts Inc.               (1)             1,753          33,763
Advance Auto Parts Inc.                   (1)             2,814         229,060
Aeropostale Inc.                          (1)             2,867          78,613
AG Services of America Inc.               (1)             4,120          34,938
Amazon.com Inc.                           (1)            30,437       1,602,204
American Eagle Outfitters Inc.            (1)             5,106          83,738
America's Car-Mart Inc.                   (1)               472          12,706
Angelo and Maxie's Inc.                   (1)             5,088           7,123
AnnTaylor Stores Corp.                    (1)             3,372         131,508
Asbury Automotive Group Inc.              (1)             1,506          26,972
Back Yard Burgers Inc.                    (1)             2,370          14,786
Barnes & Noble Inc.                       (1)             5,221         171,510
Bebe Stores Inc.                          (1)             2,424          63,000
Big 5 Sporting Goods Corp.                (1)             2,143          44,896
Big Dog Holdings Inc.                     (1)             3,241          12,089
BJ's Wholesale Club Inc.                  (1)             5,087         116,798
Blair Corp.                                                 865          21,054
Blockbuster Inc.                                          2,500          44,875
Bluefly Inc.                              (1)             4,682          18,962
Bob Evans Farms Inc.                                      2,664          86,473
Bombay Co. Inc. (The)                     (1)             1,320          10,745
Borders Group Inc.                        (1)             5,956         130,556
Brinker International Inc.                (1)             7,470         247,705
Brown Shoe Co. Inc.                                       1,592          60,385
Buckle Inc. (The)                                         1,782          39,471
Burlington Coat Factory Warehouse Corp.                   3,488          73,806
California Pizza Kitchen Inc.             (1)             1,419          28,564
CarMax Inc.                               (1)             7,809         241,532
Casey's General Store Inc.                                3,044          53,757
Cash America International Inc.                           4,822         102,130
Casual Male Retail Group Inc.             (1)             1,163           8,071
Cato Corp. Class A                                        2,013          41,267
CBRL Group Inc.                                           3,580         136,971
Charlotte Russe Holding Inc.              (1)             2,200          30,492
Charming Shoppes Inc.                     (1)             6,277          33,896
Chico's FAS Inc.                          (1)             6,539         241,616
Children's Place Retail Stores Inc.
 (The)                                    (1)             2,165          57,870
Christopher & Banks Corp.                                 2,952          57,653
CKE Restaurant Inc.                       (1)             1,560           9,968
Claire's Stores Inc.                                      7,224         136,100
Coach Inc.                                (1)            14,140         533,785
Coldwater Creek Inc.                      (1)             2,418          26,598
Cole National Corp.                       (1)             2,758          55,160
Copart Inc.                               (1)             6,443         106,310
Cost Plus Inc.                            (1)             1,577          64,657
CSK Auto Corp.                            (1)             3,468          65,094
Dick's Sporting Goods Inc.                (1)             1,072          52,164
Dollar Tree Stores Inc.                   (1)             8,844         265,851
Dress Barn Inc.                           (1)             1,901          28,496
Drugstore.com Inc.                        (1)             7,600          41,876

Duane Reade Inc.                          (1)             2,400          40,608
Electronics Boutique Holdings Corp.       (1)             1,945          44,521
Factory 2-U Stores Inc.                   (1)             1,223           1,677
FAO Inc.                                  (1)             9,531           1,191
Finish Line Inc. (The)                    (1)             1,324          39,680
Foot Locker Inc.                                         10,978         257,434
Fred's Inc.                                               3,562         110,351
FreeMarkets Inc.                          (1)             3,271          21,883
FTD Inc. Class A                          (1)               828          20,402
Galyan's Trading Co.                      (1)             1,595          19,204
GameStop Corp.                            (1)             2,221          34,226
Genesco Inc.                              (1)             1,634          24,722
Goody's Family Clothing Inc.                              3,491          32,676
Group 1 Automotive Inc.                   (1)             1,650          59,714
Guitar Center Inc.                        (1)             1,598          52,063
Hancock Fabrics Inc.                                        954          13,814
Haverty Furniture Companies Inc.                          2,222          44,129
Hibbet Sporting Goods Inc.                (1)               701          20,890
Hot Topic Inc.                            (1)             3,256          95,922
IKON Office Solutions Inc.                               10,612         125,858
Jewett-Cameron Trading Co. Ltd.           (1)             2,100          10,710
Jill (J.) Group Inc. (The)                (1)             2,031          25,814
Jo-Ann Stores Inc.                        (1)             2,532          51,653
Joseph A. Bank Clothiers Inc.             (1)               291          10,095
Kenneth Cole Productions Class A                          1,672          49,157
Kirkland's Inc.                           (1)             1,666          29,422
Kmart Holding Corp.                       (1)             6,626         158,693
Krispy Kreme Doughnuts Inc.               (1)             4,684         171,434
Linens 'n Things Inc.                     (1)             3,274          98,482
Lithia Motors Inc. Class A                                1,725          43,487
Lone Star Steakhouse & Saloon Inc.                        2,249          52,132
Longs Drug Stores Corp.                                   3,204          79,267
MarineMax Inc.                            (1)             1,389          26,988
Men's Wearhouse Inc. (The)                (1)             3,167          79,207
Michaels Stores Inc.                                      5,194         229,575
Mossimo Inc.                              (1)             3,891          16,809
Mothers Work Inc.                         (1)             1,200          29,280
Movie Gallery Inc.                        (1)             2,291          42,796
MSC Industrial Direct Co. Inc. Class A                    2,821          77,578
Neiman-Marcus Group Inc. Class A          (1)             3,864         207,381
99 Cents Only Stores                      (1)             5,565         151,535
Nyer Medical Group Inc.                   (1)             4,528          14,852
O'Charley's Inc.                          (1)             1,817          32,615
1-800 CONTACTS INC.                       (1)             1,004          21,084
1-800-FLOWERS.COM Inc.                    (1)             1,494          16,524
O'Reilly Automotive Inc.                  (1)             4,171         160,000
Outback Steakhouse Inc.                                   5,816         257,125
Overstock.com Inc.                        (1)             1,541          30,604
Pacific Sunwear of California Inc.        (1)             5,424         114,555
Pantry Inc. (The)                         (1)             2,400          54,480
Payless ShoeSource Inc.                   (1)             4,799          64,307
PC Connection Inc.                        (1)             1,709          14,304
Pep Boys-Manny, Moe & Jack Inc.                           3,898          89,147
PETCO Animal Supplies Inc.                (1)             1,144          34,835
PETsMART Inc.                                            10,829         257,730
Pier 1 Imports Inc.                                       6,662         145,631
Priceline.com Inc.                        (1)             2,835          50,747
Red Robin Gourmet Burgers                 (1)               985          29,983

Regis Corp.                                               3,308         130,732
Restoration Hardware Inc.                 (1)               629           2,988
Retail Ventures Inc.                      (1)             2,744          13,034
Rite Aid Corp.                            (1)            36,931         223,063
Ross Stores Inc.                                         11,876         313,883
Ruby Tuesday Inc.                                         4,729         134,729
Ryan's Family Steak Houses Inc.           (1)             5,636          85,329
Saks Inc.                                 (1)            10,876         163,575
School Specialty Inc.                     (1)             1,452          49,383
7-Eleven Inc.                             (1)             8,240         132,252
Sharper Image Corp.                       (1)             1,297          42,347
ShopKo Stores Inc.                        (1)             3,700          56,425
Smart & Final Inc.                        (1)             3,830          38,606
Sonic Automotive Inc.                                     3,298          75,590
Sports Authority Inc. (The)               (1)             1,863          71,539
Sports Resorts International Inc.         (1)             7,958          41,143
Stage Stores Inc.                         (1)             1,988          55,465
Stamps.com Inc.                           (1)             4,200          26,040
Steak n Shake Company (The)               (1)             2,389          42,644
Stein Mart Inc.                           (1)             2,429          20,015
Systemax Inc.                             (1)             2,716          18,089
Talbots Inc. (The)                                        4,681         144,081
TBC Corp.                                 (1)             1,128          29,114
Too Inc.                                  (1)             2,905          49,036
Tractor Supply Co.                        (1)             3,000         116,670
Trans World Entertainment Corp.           (1)             3,864          27,512
Triarc Companies Inc. Class B                             5,772          62,222
Tuesday Morning Corp.                     (1)             3,150          95,288
Tweeter Home Entertainment Group Inc.     (1)             2,257          21,329
Ultimate Electronics Inc.                 (1)             1,010           7,706
United Auto Group Inc.                                    3,263         102,132
Urban Outfitters Inc.                     (1)             3,706         137,307
West Marine Inc.                          (1)             1,087          30,229
Wet Seal Inc. Class A                     (1)             2,493          24,656
Whitehall Jewellers Inc.                  (1)             1,739          17,164
Williams-Sonoma Inc.                      (1)             8,952         311,261
Wilsons The Leather Experts Inc.          (1)             1,638           5,717
Zale Corp.                                (1)             2,300         122,360
-------------------------------------------------------------------------------
                                                                     13,128,498
-------------------------------------------------------------------------------

SEMICONDUCTORS--2.30%
-------------------------------------------------------------------------------
Aetrium Inc.                              (1)             1,228           3,831
Agere Systems Inc. Class A                (1)            58,961         179,831
Agere Systems Inc. Class B                (1)            65,300         189,370
Alliance Semiconductor Corp.              (1)             2,230          15,855
AMIS Holdings Inc.                        (1)             1,700          31,076
Amkor Technology Inc.                     (1)            13,418         244,342
ANADIGICS Inc.                            (1)             1,914          11,407
Atmel Corp.                               (1)            34,267         205,945
August Technology Corp.                   (1)             1,377          25,543
Axcelis Technologies Inc.                 (1)             7,025          71,796
AXT Inc.                                  (1)             1,892           5,884
Brillian Corp.                            (1)               361           3,050
Brooks Automation Inc.                    (1)             3,520          85,078
California Micro Devices Corp.            (1)               579           5,286
CEVA Inc.                                 (1)               597           6,209
ChipPAC Inc. Class A                      (1)             5,939          45,077
Cirrus Logic Inc.                         (1)             5,738          44,010

Cohu Inc.                                                 1,718          32,900
Conexant Systems Inc.                     (1)            17,835          88,640
Credence Systems Corp.                    (1)             5,038          66,300
Cree Inc.                                 (1)             5,399          95,508
Cypress Semiconductor Corp.               (1)             9,168         195,828
EMCORE Corp.                              (1)             2,438          11,483
Entegris Inc.                             (1)             6,390          82,112
FormFactor Inc.                           (1)             2,300          45,540
GlobespanVirata Inc.                      (1)             8,988          52,849
Integrated Circuit Systems Inc.           (1)             5,621         160,142
Integrated Device Technology Inc.         (1)             8,022         137,738
Integrated Silicon Solution Inc.          (1)             2,354          36,887
International Rectifier Corp.             (1)             4,960         245,074
Intersil Corp. Class A                                   10,620         263,907
IXYS Corp.                                (1)             2,659          24,862
Kopin Corp.                               (1)             4,862          32,624
Lam Research Corp.                        (1)            10,073         325,358
Lattice Semiconductor Corp.               (1)             7,193          69,628
LTX Corp.                                 (1)             3,969          59,654
MEMC Electronics Materials Inc.           (1)            15,827         152,256
Microchip Technology Inc.                                15,659         522,384
Monolithic System Technology Inc.         (1)             2,503          21,401
Mykrolis Corp.                            (1)             3,562          57,277
NPTest Holding Corp.                      (1)               522           5,763
OmniVision Technologies Inc.              (1)             2,354         130,059
ON Semiconductor Corp.                    (1)            16,574         106,902
Pericom Semiconductor Corp.               (1)             1,688          17,994
Pixelworks Inc.                           (1)             3,131          34,566
Rambus Inc.                               (1)             7,559         232,061
SigmaTel Inc.                             (1)             1,595          39,365
Silicon Laboratories Inc.                 (1)             3,887         167,996
Skyworks Solutions Inc.                   (1)            10,321          89,793
Tessera Technologies Inc.                 (1)             2,753          51,784
Transmeta Corp.                           (1)             9,451          32,133
TranSwitch Corp.                          (1)             4,966          11,422
Tripath Technology Inc.                   (1)             8,385          57,857
TriQuint Semiconductor Inc.               (1)             9,220          65,185
Varian Semiconductor Equipment
 Associates Inc.                          (1)             2,745         119,929
Veeco Instruments Inc.                    (1)             2,446          68,977
Virage Logic Corp.                        (1)             1,803          18,337
Vitesse Semiconductor Corp.               (1)            14,904          87,486
White Electronic Designs Corp.            (1)               771           6,785
-------------------------------------------------------------------------------
                                                                      5,298,336
-------------------------------------------------------------------------------

SOFTWARE--3.37%
-------------------------------------------------------------------------------
Actuate Corp.                             (1)             4,168          12,962
Acxiom Corp.                              (1)             6,071         112,738
Akamai Technologies Inc.                  (1)            16,129         173,387
Alloy Inc.                                (1)             3,700          19,277
Altiris Inc.                              (1)             1,634          59,608
American Management Systems Inc.          (1)             2,893          43,598
Apropos Technology Inc.                   (1)             1,800           6,264
Ariba Inc.                                (1)            15,700          47,100
Artemis International Solutions Corp.     (1)             1,111           1,811
Ascential Software Corp.                  (1)             4,445         115,259
At Road Inc.                              (1)             3,740          49,742
Atari Inc.                                (1)             3,744          15,725
AuthentiDate Holding Corp.                (1)             1,288          15,327

Avid Technology Inc.                      (1)             2,221         106,608
Avistar Communications Corp.              (1)             1,548           2,353
Axeda Systems Inc.                        (1)             2,600           3,536
BEA Systems Inc.                          (1)            30,414         374,092
Blue Martini Software Inc.                (1)             3,271          16,028
Borland Software Corp.                    (1)             5,632          54,799
Cadence Design Systems Inc.               (1)            20,464         367,943
Callidus Software Inc.                    (1)                28             495
Captaris Inc.                             (1)             2,328          13,083
Centillium Communications Inc.            (1)             2,917          16,423
Certegy Inc.                                              5,737         188,174
CheckFree Corp.                           (1)             6,120         169,218
ChoicePoint Inc.                          (1)             6,840         260,536
Chordiant Software Inc.                   (1)             9,297          50,669
CMGI Inc.                                 (1)            20,155          35,876
CNET Networks Inc.                        (1)            10,036          68,446
Computer Horizons Corp.                   (1)             2,694          10,587
Concerto Software Inc.                    (1)             1,762          21,109
Concord Communications Inc.               (1)             1,254          25,042
Corillian Corp.                           (1)             2,647          16,703
Corio Inc.                                (1)             3,664          10,039
Covad Communications Group Inc.           (1)            25,185          90,666
Critical Path Inc.                        (1)             1,247           1,659
CSG Systems International Inc.            (1)             3,595          44,902
DataTRAK International Inc.               (1)             5,232          31,654
Datawatch Corp.                           (1)             3,500          19,254
Digi International Inc.                   (1)             3,953          37,949
Digital Impact Inc.                       (1)             3,503          10,089
DigitalThink Inc.                         (1)             2,890           8,121
Docent Inc.                               (1)               866           3,984
DoubleClick Inc.                          (1)             9,615          98,265
DSL.net Inc.                              (1)             3,700           2,220
EarthLink Inc.                            (1)            10,588         105,880
EasyLink Services Corp. Class A           (1)               466             694
ebix.com Inc.                             (1)             3,509          43,020
eFunds Corp.                              (1)             4,500          78,075
eGain Communications Corp.                (1)             5,827          11,945
Embarcadero Technologies Inc.             (1)             2,505          39,955
eMerge Interactive Inc. Class A           (1)             2,362           3,425
EPIQ Systems Inc.                         (1)               708          12,128
ePresence Inc.                            (1)             2,346           8,798
eResearch Technology Inc.                 (1)             2,742          69,702
eSpeed, Inc.                              (1)             2,355          55,131
F5 Networks Inc.                          (1)             2,400          60,240
FileNET Corp.                             (1)             2,730          73,928
FindWhat.com                              (1)             1,981          37,144
Geoworks Corp.                            (1)             1,820             146
Global Payments Inc.                                      2,737         128,967
GraphOn Corp.                             (1)             2,600             520
HomeStore Inc.                            (1)            13,907          65,780
HyperFeed Technologies Inc.               (1)             3,227          19,814
Identix Inc.                              (1)             4,359          19,398
IMPAC Medical Systems Inc.                (1)               590          15,080
Informatica Corp.                         (1)             6,343          65,333
Information Architects Corp.              (1)               162              11
InfoSpace Inc.                            (1)             2,469          56,910
InteliData Technologies Corp.             (1)             3,100           5,115
Interactive Intelligence Inc.             (1)             1,900           9,899

Interland Inc.                            (1)             1,411           9,214
Internet Capital Group Inc.               (1)             1,984             684
Internet Pictures Corp.                   (1)             8,448          14,868
Inter-Tel Inc.                                            2,668          66,647
InterVideo Inc.                           (1)               403           4,735
Island Pacific Inc.                       (1)             3,111           5,724
iVillage Inc.                             (1)             7,014          25,110
JDA Software Group Inc.                   (1)             2,321          38,320
Jupitermedia Corp.                        (1)             2,900          13,340
Kana Software Inc.                        (1)             1,753           5,908
Keane Inc.                                (1)             4,547          66,568
Knot Inc. (The)                           (1)             3,448          13,792
Liquid Audio Inc.                                         2,300             667
Loudeye Technologies Inc.                 (1)            10,080          19,656
Macromedia Inc.                           (1)             4,487          80,048
Magma Design Automation Inc.              (1)             2,702          63,065
Manhattan Associates Inc.                 (1)             2,253          62,273
ManTech International Corp. Class A       (1)             1,979          49,376
Manugistics Group Inc.                    (1)             4,530          28,313
Mediware Information Systems Inc.         (1)             1,349          21,530
Micromuse Inc.                            (1)             5,609          38,702
MicroStrategy Inc. Class A                (1)             1,009          52,952
MRO Software Inc.                         (1)               794          10,687
Navidec Inc.                              (1)             4,239           4,875
NaviSite Inc.                             (1)             5,582          36,679
NDCHealth Corp.                                           2,281          58,439
Neoforma Inc.                             (1)             1,525          16,226
Net2Phone Inc.                            (1)             2,300          15,640
Netegrity Inc.                            (1)             2,704          27,878
netGuru Inc.                              (1)             1,600           2,160
NetIQ Corp.                               (1)             4,614          61,136
Network Associates Inc.                   (1)            12,238         184,060
NexPrise Inc.                             (1)             3,459           4,670
NIC Inc.                                  (1)             4,900          39,347
Niku Corp.                                (1)             4,703          39,976
Omnicell Inc.                             (1)             1,567          25,385
Open Solutions Inc.                       (1)                36             633
OpenTV Corp.                              (1)            14,821          49,650
Openwave Systems Inc.                     (1)             4,648          51,128
Opsware Inc.                              (1)             5,240          38,776
Optika Inc.                               (1)            11,009          50,091
PalmSource Inc.                           (1)               979          21,332
PDF Solutions Inc.                        (1)             1,146          17,075
Pegasystems Inc.                          (1)             4,283          36,919
Per-Se Technologies Inc.                  (1)             2,658          40,561
Pinnacle Systems Inc.                     (1)             4,356          37,157
Pinnacor Inc.                             (1)             3,770           8,784
Pixar Inc.                                (1)             4,488         310,974
PLATO Learning Inc.                       (1)             3,651          38,518
Plumtree Software Inc.                    (1)             4,929          23,166
Portal Software Inc.                      (1)             2,240          15,075
ProQuest Co.                              (1)             2,665          78,484
Pumatech Inc.                             (1)             3,452          13,739
Quality Systems Inc.                      (1)               284          12,664
RealNetworks Inc.                         (1)            11,688          66,738
Renaissance Learning Inc.                 (1)             2,612          62,897
Reynolds & Reynolds Co. (The) Class A                     5,367         155,911
Roxio Inc.                                (1)             2,291          10,974

SAFLINK Corp.                             (1)             8,059          21,598
SCO Group Inc. (The)                      (1)             1,995          33,915
SeaChange International Inc.              (1)             1,917          29,522
SeeBeyond Technology Corp.                (1)             5,000          21,450
SERENA Software Inc.                      (1)             3,232          59,307
SPSS Inc.                                 (1)             1,333          23,834
Stellent Inc.                             (1)             2,184          21,491
SupportSoft Inc.                          (1)             2,863          37,648
Sybase Inc.                               (1)             7,108         146,283
SYNNEX Corp.                              (1)               208           2,862
Synplicity Inc.                           (1)             2,100          16,443
Take-Two Interactive Software Inc.        (1)             3,165          91,184
TeleCommunication Systems Inc.            (1)             2,400          11,856
TIBCO Software Inc.                       (1)            14,131          95,667
Total System Services Inc.                               14,983         466,421
TradeStation Group Inc.                   (1)             3,381          29,956
Trident Microsystems Inc.                 (1)             5,619          97,883
TriZetto Group Inc. (The)                 (1)             3,100          19,995
Ulticom Inc.                              (1)             3,166          30,552
VA Software Corp.                         (1)             4,037          15,785
ValueClick Inc.                           (1)             8,117          73,702
Verint Systems Inc.                       (1)             2,025          45,684
Verticalnet Inc.                          (1)               540             637
VIA NET.WORKS Inc.                        (1)             5,295           9,266
Vie Financial Group Inc.                  (1)             3,000              69
Viewlocity Inc.                           (1)               247               3
Viewpoint Corp.                           (1)             2,281           1,711
Vignette Corp.                            (1)            14,744          33,469
VitalStream Holdings Inc.                 (1)             2,000           1,320
VitalWorks Inc.                           (1)             3,692          16,319
Vitria Technology Inc.                    (1)             2,300          16,330
webMethods Inc.                           (1)             3,956          36,197
Websense Inc.                             (1)             1,890          55,264
Wind River Systems Inc.                   (1)             5,501          48,189
Zix Corp.                                 (1)               535           4,649
-------------------------------------------------------------------------------
                                                                      7,786,715
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.75%
-------------------------------------------------------------------------------
ADTRAN Inc.                                               5,942         184,202
Advanced Fibre Communications Inc.        (1)             6,421         129,383
Alliance Fiber Optic Products Inc.        (1)             9,635          16,283
AltiGen Communications Inc.               (1)             8,219          28,684
American Tower Corp. Class A              (1)            15,926         172,319
Arris Group Inc.                          (1)             4,674          33,840
Avanex Corp.                              (1)             9,240          46,108
Carrier Access Corp.                      (1)             2,356          29,497
CommScope Inc.                            (1)             4,534          74,040
Copper Mountain Networks Inc.             (1)               395           4,254
Corvis Corp.                              (1)            22,585          38,395
CoSine Communications Inc.                (1)               876           6,465
Digital Lightwave Inc.                    (1)             1,877           1,520
8X8 Inc.                                  (1)             6,097          27,132
Endwave Corp.                             (1)             1,823          13,490
Glenayre Technologies Inc.                (1)             4,286          11,529
Harmonic Inc.                             (1)             4,053          29,384
Harris Corp.                                              5,379         204,133
I.D. Systems Inc.                         (1)             3,005          21,005
Integrated Telecom Express Inc.           (2)             2,206              --

Ixia                                      (1)             3,491          40,845
KVH Industries Inc.                       (1)               555          15,246
Loral Space & Communications Ltd.         (1)             5,844           1,841
Network Engines Inc.                      (1)             2,659          11,593
New Focus Inc.                            (1)             4,270          21,435
NMS Communications Corp.                  (1)             1,980          12,355
Novatel Wireless Inc.                     (1)             4,517          27,057
NumereX Corp. Class A                     (1)             3,600          13,680
Oplink Communications Inc.                (1)            10,617          25,375
Optical Cable Corp.                       (1)               481           3,415
P-Com Inc.                                (1)               821             119
Peco II Inc.                              (1)             1,314           1,511
Proxim Corp. Class A                      (1)             4,338           7,244
RF Micro Devices Inc.                     (1)            13,789         138,579
SBA Communications Corp.                  (1)             2,700          10,206
Sonus Networks Inc.                       (1)            17,226         130,229
Stratex Networks Inc.                     (1)             5,360          22,780
Sycamore Networks Inc.                    (1)            17,300          90,652
Terayon Communication Systems Inc.        (1)             5,168          23,256
Tollgrade Communications Inc.             (1)             1,202          21,071
Viasat Inc.                               (1)             2,245          42,969
WJ Communications Inc.                    (1)             1,539           7,878
-------------------------------------------------------------------------------
                                                                      1,740,999
-------------------------------------------------------------------------------

TELECOMMUNICATIONS--3.05%
-------------------------------------------------------------------------------
Acceris Communications Inc.               (1)               142             310
Adaptec Inc.                              (1)             6,355          56,115
Aether Systems Inc.                       (1)             2,500          11,875
AirGate PCS Inc.                          (1)            10,081          24,799
Airnet Communications Corp.               (1)             2,639           2,243
Alamosa Holdings Inc.                     (1)            16,317          65,431
Alaska Communications Systems Group Inc.  (1)             5,700          27,018
American Access Technologies Inc.         (1)             2,800           3,752
Anaren Inc.                               (1)             1,626          22,959
Anixter International Inc.                (1)             3,047          78,856
Applied Digital Solutions Inc.            (1)             3,900           1,837
Applied Innovation Inc.                   (1)             1,000           6,730
Applied Signal Technology Inc.                            2,475          56,950
Aspect Communications Corp.               (1)             3,988          62,851
Audiovox Corp. Class A                    (1)             2,436          31,278
Avocent Corp.                             (1)             3,631         132,604
Catapult Communications Corp.             (1)             1,500          21,750
C-COR.net Corp.                           (1)             2,770          30,830
Celeritek Inc.                            (1)             1,200           8,904
Cellular Technical Services Co. Inc.      (1)             1,000             720
Centennial Communications Corp.           (1)             6,072          31,939
Charter Communications Inc. Class A       (1)            20,150          81,003
Choice One Communications Inc.                            3,557           2,561
Commonwealth Telephone Enterprises Inc.   (1)             1,753          66,176
Comtech Telecommunications Corp.          (1)             1,800          51,966
Cox Communications Inc. Class A           (1)            44,880       1,546,116
Crown Castle International Corp.          (1)            16,541         182,447
CT Communications Inc.                                      429           5,792
D&E Communications Inc.                                   3,424          49,682
deltathree Inc.                           (1)             4,509          13,166
Ditech Communications Corp.               (1)             2,720          51,952
Dobson Communications Corp. Class A       (1)             7,693          50,543
EchoStar Communications Corp.             (1)            18,620         633,080

EMS Technologies Inc.                     (1)             1,920          39,437
Emulex Corp.                              (1)             6,326         168,778
Finisar Corp.                             (1)            13,711          42,915
General Communication Inc. Class A        (1)             5,033          43,787
GoAmerica Inc.                            (1)             3,846           1,423
Hickory Tech Corp.                                        1,303          14,919
High Speed Access Corp.                                   8,400             168
Hungarian Telephone and Cable Corp.       (1)             1,424          14,041
IDT Corp.                                 (1)             3,957          87,648
Inet Technologies Inc.                    (1)             3,100          37,200
Infonet Services Corp. Class B            (1)            19,395          32,972
InterDigital Communications Corp.         (1)             5,606         115,708
InterVoice-Brite Inc.                     (1)             2,790          33,117
Intrado Inc.                              (1)             1,978          43,417
Itron Inc.                                (1)             1,705          31,304
LCC International Inc. Class A            (1)             2,000          10,724
Leap Wireless International Inc.          (1)             3,255             107
Level 3 Communications Inc.               (1)            49,663         283,079
Lightbridge Inc.                          (1)             2,576          23,442
LightPath Technologies Inc. Class A       (1)             3,053           8,518
MarketWatch.com Inc.                      (1)             2,525          21,738
MasTec Inc.                               (1)             3,893          57,655
McLeodUSA Inc. Class A                    (1)            12,710          18,815
Metro One Telecommunications Inc.         (1)             1,915           4,979
MRV Communications Inc.                   (1)             9,135          34,348
NETGEAR Inc.                              (1)             2,307          36,889
Newport Corp.                             (1)             2,850          47,111
Nextel Partners Inc. Class A              (1)            13,689         184,117
NTL Inc.                                  (1)             6,668         465,093
Pac-West Telecomm Inc.                    (1)            11,125          21,360
PanAmSat Corp.                            (1)            10,691         230,498
Plantronics Inc.                          (1)             3,481         113,655
Powerwave Technologies Inc.               (1)             4,128          31,579
Price Communications Corp.                (1)             3,564          48,934
Primus Telecommunications Group Inc.      (1)             5,312          54,076
PTEK Holdings Inc.                        (1)             4,348          38,306
RCN Corp.                                 (1)            14,612           9,936
Rural Cellular Corp. Class A              (1)             2,531          20,121
Savvis Communications Corp.               (1)             6,224           9,305
Sirius Satellite Radio Inc.               (1)            70,189         221,797
Somera Communications Inc.                (1)             5,500           8,800
Sorrento Networks Corp.                   (1)             1,494           4,422
SpectraLink Corp.                                         2,266          43,439
Standard Microsystems Corp.               (1)             1,246          31,524
Superior Telecom Inc.                     (1)             4,027              40
TALX Corp.                                                  725          16,697
Tekelec                                   (1)             4,422          68,762
Time Warner Telecom Inc. Class A          (1)             3,857          39,071
Triton PCS Holdings Inc. Class A          (1)             3,700          20,646
Tut Systems Inc.                          (1)             2,700          17,334
UbiquiTel Inc.                            (1)             8,157          21,934
United Online Inc.                        (1)             4,515          75,807
United States Cellular Corp.              (1)             6,754         239,767
UTStarcom Inc.                            (1)             1,311          48,599
WebEx Communications Inc.                 (1)             3,000          60,300
Westell Technologies Inc. Class A         (1)             3,642          22,981
Western Wireless Corp. Class A            (1)             5,701         104,670
WorldGate Communications Inc.             (1)             2,600           2,808

XETA Technologies Inc.                    (1)             3,893          23,553
YDI Wireless Inc.                         (1)             4,394          23,947
Zhone Technologies Inc.                   (1)             4,023          19,874
Zoom Telephonics Inc.                     (1)             4,451          16,424
Z-Tel Technologies Inc.                   (1)            11,359          22,945
-------------------------------------------------------------------------------
                                                                      7,051,595
-------------------------------------------------------------------------------

TELEPHONE--0.20%
-------------------------------------------------------------------------------
Cincinnati Bell Inc.                      (1)            16,442          83,032
Covista Communications Inc.               (1)             1,984           5,246
SureWest Communications                                     368          14,875
TALK America Holdings Inc.                (1)             2,796          32,210
Telephone & Data Systems Inc.                             5,036         315,002
-------------------------------------------------------------------------------
                                                                        450,365
-------------------------------------------------------------------------------

TEXTILES--0.48%
-------------------------------------------------------------------------------
Angelica Corp.                                              502          11,044
Columbia Sportswear Co.                   (1)             3,255         177,398
Culp Inc.                                 (1)             1,776          19,358
Dan River Inc. Class A                    (1)             5,319           3,936
G&K Services Inc. Class A                                 2,016          74,088
Guess ? Inc.                              (1)             3,549          42,836
Hallwood Group Inc.                       (1)             2,000          39,340
Innovo Group Inc.                         (1)             5,126          16,301
Kellwood Co.                                              2,341          95,981
Mohawk Industries Inc.                    (1)             5,122         361,306
Polo Ralph Lauren Corp.                                   3,871         111,485
Quaker Fabric Corp.                                       5,100          48,450
Sport-Haley Inc.                          (1)             2,085           9,485
Steven Madden Ltd.                        (1)               362           7,385
Tag-It Pacific Inc.                       (1)             2,669          11,984
Tarrant Apparel Group                     (1)             2,213           7,945
Wolverine World Wide Inc.                                 3,059          62,342
-------------------------------------------------------------------------------
                                                                      1,100,664
-------------------------------------------------------------------------------

TOBACCO--0.06%
-------------------------------------------------------------------------------
Universal Corp.                                           1,985          87,677
Vector Group Ltd.                                         3,050          49,776
-------------------------------------------------------------------------------
                                                                        137,453
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.18%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                         1,445          28,322
Boyds Collection Ltd. (The)               (1)             5,400          22,950
Fotoball USA Inc.                         (1)             2,400          10,320
Jakks Pacific Inc.                        (1)             1,627          21,411
LeapFrog Enterprises Inc.                 (1)             2,237          59,348
Marvel Enterprises Inc.                   (1)             5,462         158,999
Media Arts Group Inc.                     (1)             2,281           8,987
Multimedia Games Inc.                     (1)             1,202          49,402
RC2 Corp.                                 (1)               712          14,774
Topps Co. (The)                                           4,511          46,283
-------------------------------------------------------------------------------
                                                                        420,796
-------------------------------------------------------------------------------

TRANSPORTATION--1.18%
-------------------------------------------------------------------------------
Air T Inc.                                (1)             1,726           8,889
Airnet Systems Inc.                       (1)             5,219          19,676
Alexander & Baldwin Inc.                                  2,740          92,311
Allied Holdings Inc.                      (1)               490           2,337

Arctic Cat Inc.                                             579          14,301
Arkansas Best Corp.                                       1,708          53,614
Boyd Brothers Transportation Inc.                         2,733          16,808
CH Robinson Worldwide Inc.                                6,850         259,684
CNF Inc.                                                  4,014         136,075
Dollar Thrifty Automotive Group Inc.      (1)             1,965          50,972
EGL Inc.                                  (1)             3,571          62,707
Expeditors International Washington Inc.                  8,037         302,673
Florida East Coast Industries Inc.                        3,985         131,904
Forward Air Corp.                         (1)             1,627          44,743
General Maritime Corp.                    (1)             5,594          98,454
Genesee & Wyoming Inc. Class A            (1)             1,097          34,556
GulfMark Offshore Inc.                    (1)             2,000          28,000
Heartland Express Inc.                                    4,221         102,106
Hunt (J.B.) Transport Services Inc.       (1)             5,813         157,009
Kansas City Southern Industries Inc.      (1)             4,358          62,407
Kirby Corp.                               (1)             2,084          72,690
Landstar System Inc.                      (1)             2,256          85,818
Maritrans Inc.                                              999          16,693
Offshore Logistics Inc.                   (1)             1,568          38,447
Old Dominion Freight Line Inc.            (1)             1,586          54,051
OMI Corp.                                 (1)             7,649          68,306
Overnite Corp.                            (1)               533          12,126
Overseas Shipholding Group Inc.                           2,524          85,942
P.A.M. Transportation Services Inc.       (1)               677          14,440
Pacer International Inc.                  (1)             2,595          52,471
Petroleum Helicopters NV                  (1)             1,441          38,907
Quality Distribution Inc.                 (1)               187           3,656
RailAmerica Inc.                          (1)             2,082          24,568
SCS Transportation Inc.                   (1)               724          12,728
SIRVA Inc.                                (1)             1,034          20,204
Swift Transportation Co. Inc.             (1)             6,095         128,117
USF Corp.                                                 1,900          64,961
Velocity Express Corp.                    (1)               200             118
Werner Enterprises Inc.                                   5,429         105,811
Yellow Roadway Corp.                      (1)             3,838         138,820
-------------------------------------------------------------------------------
                                                                      2,718,100
-------------------------------------------------------------------------------

TRUCKING & LEASING--0.07%
-------------------------------------------------------------------------------
AMERCO                                    (1)             1,611          34,637
GATX Corp.                                                3,952         110,577
Willis Lease Finance Corp.                (1)             2,468          18,140
-------------------------------------------------------------------------------
                                                                        163,354
-------------------------------------------------------------------------------

WATER--0.10%
-------------------------------------------------------------------------------
American States Water Co.                                   615          15,375
California Water Service Group                            1,930          52,882
Connecticut Water Service Inc.                            1,000          27,650
Philadelphia Suburban Corp.                               5,423         119,848
SJW Corp.                                                   274          24,455
-------------------------------------------------------------------------------
                                                                        240,210
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $223,407,962)                                                226,654,714
-------------------------------------------------------------------------------

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

PREFERRED STOCKS--0.00%
MEDIA--0.00%
-------------------------------------------------------------------------------
News Corp. Ltd. ADR                                           1              22
-------------------------------------------------------------------------------
                                                                             22
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $21)                                                                  22
-------------------------------------------------------------------------------

                                                      SHARES OR
SECURITY                                              PRINCIPAL           VALUE
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--13.54%
MONEY MARKET FUNDS--8.23%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     (3) (5)    15,223,203      15,223,203
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional Shares  (3) (5)     3,027,039       3,027,039
BlackRock Temp Cash Money Market Fund     (3)           108,535         108,535
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio            (3)           654,021         654,021
-------------------------------------------------------------------------------
                                                                     19,012,798
-------------------------------------------------------------------------------

FLOATING RATE NOTES--2.32%
-------------------------------------------------------------------------------
Beta Finance Inc.
  1.11%, 05/20/04                         (3) (4)       137,593         137,585
  1.12%, 09/15/04                         (3) (4)       275,185         275,166
  1.13%, 10/12/04                         (3) (4)       137,593         137,582
  1.20%, 08/23/04                         (3) (4)       137,593         137,668
CC USA Inc.
  1.06%, 05/24/04                         (3) (4)       275,185         275,175
  1.11%, 04/19/04                         (3) (4)       121,082         121,080
  1.16%, 07/15/04                         (3) (4)       137,593         137,619
Dorada Finance Inc.
  1.11%, 05/20/04                         (3) (4)       275,185         275,170
  1.24%, 08/09/04                         (3)            68,796          68,790
Five Finance Inc.
  1.13%, 04/15/04                         (3) (4)       137,593         137,593
HBOS Treasury Services PLC
  1.16%, 01/24/05                         (3)           275,185         275,185
Holmes Financing PLC
  1.12%, 04/15/04                         (3)            55,037          55,037
K2 USA LLC
  1.10%, 09/27/04                         (3) (4)       297,200         297,167
  1.12%, 08/16/04                         (3) (4)        68,796          68,790
  1.13%, 05/17/04                         (3)           137,593         137,590
  1.14%, 04/13/04                         (3)           137,593         137,591
Links Finance LLC
  1.10%, 06/28/04                         (3)           137,593         137,579
  1.10%, 07/20/04                         (3)           110,074         110,062
  1.11%, 03/29/04                         (3)           137,593         137,593
  1.14%, 05/04/04                         (3)           137,593         137,590
Nationwide Building Society
  1.14%, 07/23/04                         (3) (4)       206,389         206,389
  1.17%, 12/28/04                         (3) (4)       275,185         275,185
Permanent Financing PLC
  1.13%, 12/10/04                         (3)           137,593         137,593
Sigma Finance Inc.
  1.09%, 10/07/04                         (3)           275,185         275,143
  1.10%, 07/20/04                         (3)           137,593         137,578

  1.13%, 07/01/04                         (3)           137,593         137,576
  1.24%, 08/06/04                         (3)            68,796          68,792
Tango Finance Corp.
  1.09%, 07/15/04                         (3) (4)        82,556          82,541
  1.10%, 07/06/04                         (3) (4)        82,556          82,551
WhistleJacket Capital LLC
  1.12%, 09/15/04                         (3) (4)       137,593         137,573
White Pine Finance LLC
  1.10%, 08/26/04                         (3) (4)       137,593         137,579
  1.12%, 04/20/04                         (3) (4)       137,593         137,593
  1.12%, 11/15/04                         (3) (4)       165,111         165,111
  1.13%, 07/06/04                         (3) (4)       165,111         165,103
-------------------------------------------------------------------------------
                                                                      5,343,919
-------------------------------------------------------------------------------

TIME DEPOSITS--0.86%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
  1.40%, 10/25/04                         (3)           275,185         275,152
Bank of New York
  1.39%, 11/01/04                         (3)           275,185         275,162
Bank of Nova Scotia
  1.24%, 10/07/04                         (3)           206,389         206,373
  1.42%, 10/29/04                         (3)           206,389         206,402
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                         (3)           206,389         206,365
  1.40%, 10/29/04                         (3)           275,185         275,180
SunTrust Bank
  0.81%, 01/02/04                         (3)           343,982         343,982
Toronto-Dominion Bank
  1.41%, 11/01/04                         (3)           206,389         206,372
-------------------------------------------------------------------------------
                                                                      1,994,988
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.84%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.02%, 01/02/04                         (3)           825,556         825,556
Merrill Lynch
  0.98%, 01/02/04                         (3)           275,185         275,185
  0.98%, 01/02/04                         (3)           275,185         275,185
  1.00%, 01/02/04                         (3)           550,371         550,371
-------------------------------------------------------------------------------
                                                                      1,926,297
-------------------------------------------------------------------------------

COMMERCIAL PAPER--0.83%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
  1.09%, 01/07/04                         (3)           137,593         137,572
  1.09%, 01/09/04                         (3)           137,593         137,563
  1.10%, 01/20/04                         (3)           137,593         137,517
Amsterdam Funding Corp.
  1.09%, 01/07/04                         (3)           137,593         137,572
  1.09%, 01/20/04                         (3)           137,593         137,518
Barton Capital Corp.
  1.09%, 01/13/04                         (3)            82,556          82,528
Edison Asset Securitization
  1.09%, 01/23/04                         (3)           137,593         137,505
Falcon Asset Securitization
  1.09%, 01/16/04                         (3)           275,185         275,069
Jupiter Securitization Corp.
  1.09%, 01/14/04                         (3)           302,704         302,594
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                         (3)           247,667         247,592

Receivables Capital Corp.
  1.02%, 01/06/04                         (3)           173,287         173,267
-------------------------------------------------------------------------------
                                                                      1,906,297
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES--0.29%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                         (3)           206,389         205,525
  1.28%, 08/19/04                         (3)           110,074         109,174
Federal National Mortgage Association
  1.28%, 08/20/04                         (3)           357,741         354,803
-------------------------------------------------------------------------------
                                                                        669,502
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--0.17%
-------------------------------------------------------------------------------
U.S. Treasury Bill
  0.89%, 03/25/04                         (6) (7)       400,000         399,178
-------------------------------------------------------------------------------
                                                                        399,178
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $31,252,979)                                                  31,252,979
-------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 111.69%
(Cost $254,660,962)                                                 257,907,715
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (11.69%)                          (26,990,310)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             $ 230,917,405
===============================================================================

(1)     Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3) All or a portion of this security represents investments of securities lending collateral.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) Issuer is an affiliate of the Master Portfolio's investment advisor. See Note 2.
(6)     Yield to maturity.
(7) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

COMMON STOCKS--97.20%
AUSTRALIA--4.70%
-------------------------------------------------------------------------------
Alumina Ltd.                                             21,497         106,414
Amcor Ltd.                                               17,818         110,890
AMP Ltd.                                                 36,771         138,803
Ansell Ltd.                                               2,140          10,400
Aristocrat Leisure Ltd.                                   5,470           7,089
Australia and New Zealand Banking
 Group Ltd.                                              35,326         470,578
Australian Gas & Light Co. Ltd.                           9,264          78,385
Australian Stock Exchange Ltd.                            2,081          26,780
BHP Billiton Ltd.                                        74,495         684,203
BHP Steel                                                17,402          73,425
Boral Ltd.                                               13,681          52,364
Brambles Industries Ltd.                                 19,164          76,239
Centro Properties Group                                   9,475          28,413
Coca-Cola Amatil Ltd.                                    10,696          50,207
Cochlear Ltd.                                             1,112          17,980
Coles Myer Ltd.                                          20,634         117,533
Commonwealth Bank of Australia                           24,901         552,531
Commonwealth Property Office Fund                        45,611          39,520
Computershare Ltd.                                       10,951          27,311
CSL Ltd.                                                  3,891          52,330
CSR Ltd.                                                 26,624          37,111
Deutsche Office Trust                                    15,760          13,062
Foster's Group Ltd.                                      42,718         144,836
Futuris Corp. Ltd.                                       11,218          12,594
Gandel Retail Trust                                      43,170          43,585
General Property Trust                                   37,162          83,719
Harvey Normand Holdings Ltd.                             11,113          24,952
Iluka Resources Ltd.                                      3,772          12,874
Insurance Australia Group Ltd.                           31,863         102,030
Investa Property Group                                   14,178          20,938
James Hardie Industries NV                                8,913          46,203
John Fairfax Holdings Ltd.                               21,256          56,374
Leighton Holdings Ltd.                                    2,810          25,004
Lend Lease Corp. Ltd.                                     7,998          60,562
Macquarie Bank Ltd.                                       4,023         107,787
Macquarie Goodman Industrial Trust                       25,989          33,093
Macquarie Infrastructure Group                           36,024          92,284
Mayne Group Ltd.                                         16,256          39,929
Mirvac Group                                             18,073          58,826
National Australia Bank Ltd.                             30,185         681,149
Newcrest Mining Ltd.                                      6,611          64,505
News Corp. Ltd.                                          29,184         263,644
OneSteel Ltd.                                             6,154           9,366
Orica Ltd.                                                6,261          65,854
Origin Energy Ltd.                                       15,770          56,439

PaperlinX Ltd.                                            5,713          21,436
Patrick Corp. Ltd.                                        4,298          47,377
Publishing & Broadcasting Ltd.                            2,271          21,423
QBE Insurance Group Ltd.                                 12,926         103,234
Rinker Group Ltd.                                        18,591          91,748
Rio Tinto Ltd.                                            6,403         179,465
Santos Ltd.                                              13,224          68,450
Sonic Healthcare Ltd.                                     4,437          23,401
Southcorp Ltd.                                           14,085          28,653
Stockland Trust Group                                    25,632         100,811
Suncorp-Metway Ltd.                                      10,501          98,029
TAB Ltd.                                                  4,098          14,265
TABCORP Holdings Ltd.                                     8,923          75,500
Telstra Corp. Ltd.                                       42,058         152,739
Toll Holdings Ltd.                                        4,569          28,401
Transurban Group                                          9,783          32,875
Wesfarmers Ltd.                                           7,530         150,290
Westfield Holdings Ltd.                                   8,184          86,142
Westfield Trust                                          38,070         102,114
Westpac Banking Corp.                                    35,316         425,475
WMC Resources Ltd.                        (1)            22,095          93,725
Woodside Petroleum Ltd.                                   9,616         107,229
Woolworths Ltd.                                          19,791         175,956
-------------------------------------------------------------------------------
                                                                      7,106,853
-------------------------------------------------------------------------------

AUSTRIA--0.21%
-------------------------------------------------------------------------------
Bank Austria Creditanstalt                (1)               936          47,815
Boehler-Uddeholm AG                                         200          13,507
Erste Bank der Oesterreichischen
 Sparkassen AG                                              546          67,472
Immofinanz Immobillien Anlagen AG         (1)             6,234          49,539

Oesterreichische
 Elektrizitaetswirtschafts AG Class A                       100          11,680
OMV AG                                                      317          47,214
RHI AG                                    (1)               771          14,685
Telekom Austria AG                        (1)             3,536          43,709
Voest-Alpine AG                                             306          12,467
Wienberger AG                                               465          12,423
-------------------------------------------------------------------------------
                                                                        320,511
-------------------------------------------------------------------------------

BELGIUM--1.02%
-------------------------------------------------------------------------------
AGFA Gevaert NV                                           2,173          61,945
Barco NV                                                    126          11,046
Bekaert NV                                                  300          19,109
Colruyt NV                                                  499          48,087
Delhaize-Le Lion SA                                       1,493          76,797
Dexia Group                                              12,813         220,769
Electrabel SA                                               636         199,913
Fortis                                                   21,085         423,933
Groupe Bruxelles Lambert SA                               1,316          74,149
Interbrew SA                                              2,860          76,334
KBC Bankverzekeringsholding NV                            1,945          90,822
Mobistar SA                               (1)               376          21,105
Omega Pharma SA                                             394          12,524
SA D'Ieteren NV                                              52          10,665
Solvay SA                                                 1,243         107,790
UCB SA                                                    1,872          70,578
Umicore Mines SA                                            302          21,199
-------------------------------------------------------------------------------
                                                                      1,546,765
-------------------------------------------------------------------------------

DENMARK--0.74%
-------------------------------------------------------------------------------
AP Moller - Maersk A/S                                       22         158,763
Bang & Olufsen A/S Class B                                  387          16,193
Carlsberg A/S Class B                                       262          12,072
Coloplast A/S                                               328          28,060
Danisco A/S                                               1,312          58,342
Danske Bank A/S                                           9,762         229,037
DSV, DE Sammenslut Vogn                                     332          14,679
East Asiatic Co. Ltd. A/S EAC (The)                         306          13,374
GN Store Nord A/S                         (1)             5,225          33,900
Group 4 Falck A/S                                         1,677          34,374
H. Lundbeck A/S                                           1,392          23,109
ISS A/S                                                     967          47,669
Kobenhavns Lufthavne A/S                                     92          10,785
Novo Nordisk A/S Class B                                  5,152         209,897
Novozymes A/S Class B                                     1,367          49,904
TDC A/S                                                   2,457          88,655
Topdanmark A/S                            (1)               713          38,167
Vestas Wind Systems A/S                                   2,219          36,086
William Demant Holding                    (1)               376          12,707
-------------------------------------------------------------------------------
                                                                      1,115,773
-------------------------------------------------------------------------------

FINLAND--1.62%
-------------------------------------------------------------------------------
Amer Group Ltd.                                             245          10,615
Elisa OYJ Class A                         (1)             2,660          35,565
Fortum OYJ                                                7,132          73,587
KCI Konecranes OYJ                                          344          11,976
Kesko OYJ Class B                                           715          12,518
Kone Corp. Class B                                          799          45,856
Metso Corp.                                               2,033          24,823
Nokia OYJ                                                95,652       1,654,120
Nokian Renkaat OYJ                                          139          10,502
Orion-Yhtyma OYJ Class B                                    700          15,028
Outokumpu OYJ                                             2,093          28,433
Rautaruukki OYJ                           (1)             1,370          10,092
Sampo OYJ Class A                                         6,198          64,106
Stora Enso OYJ Class R                                   11,985         161,453
TietoEnator OYJ                                           1,571          43,000
UPM-Kymmene OYJ                                          10,624         202,617
Uponor OYJ                                                1,149          36,232
Wartsila OYJ Class B                                        526          10,085
-------------------------------------------------------------------------------
                                                                      2,450,608
-------------------------------------------------------------------------------

FRANCE--9.52%
-------------------------------------------------------------------------------
Accor SA                                                  3,971         179,817
Air France                                                1,303          19,969
Alcatel SA                                (1)            24,556         316,242
Alstom                                    (1)             8,311          13,104
Alstom Warrants (Expires 01/09/04)        (1)             8,311             314
Atos Origin SA                            (1)               578          36,963
Autoroutes du Sud de la France SA                         1,477          49,556
Aventis SA                                               13,541         894,989
AXA                                                      28,469         609,382
BIC SA                                                      828          38,267
BNP Paribas SA                                           16,351       1,029,567
Bouygues SA                                               4,052         141,677
Business Objects SA                       (1)             1,362          47,502

Cap Gemini SA                             (1)             2,257         100,238
Carrefour SA                                             11,425         627,163
CNP Assurances                                              602          31,345
Compagnie de Saint-Gobain SA                              6,203         303,655
Compagnie Generale des Etablissements
 Michelin Class B                                         2,755         126,421
Credit Agricole SA                                        7,029         167,834
Dassault Systemes SA                                      1,017          46,386
Essilor International SA                                  2,063         106,689
Etablissements Economiques du Casino
 Guichard-Perrachon SA                                      675          65,644
European Aeronautic Defence and
 Space Co.                                                5,651         134,361
France Telecom SA                         (1)            21,746         621,548
Gecina SA                                 (1)               454          66,771
Groupe Danone                                             2,455         400,702
Groupe Wanadoo SA                         (1)             8,101          66,418
Hermes International                                        189          36,570
Imerys SA                                                   183          38,525
Klepierre                                                   334          20,096
Lafarge SA                                                3,337         297,164
Lagardere S.C.A.                                          2,508         144,792
L'Air Liquide SA                                          1,960         346,114
L'Oreal SA                                                6,673         547,104
LVMH Moet Hennessy Louis Vuitton SA                       4,846         352,691
Pernod-Ricard SA                                            998         110,966
Pinault-Printemps-Redoute SA                              1,306         126,267
PSA Peugeot Citroen                                       3,527         179,731
Publicis Groupe                                           2,020          65,482
Renault SA                                                3,389         233,827
Sagem SA                                                    410          43,879
Sanofi-Synthelabo SA                                      7,275         547,826
Schneider Electric SA                                     4,099         268,337
Societe Generale Class A                                  6,565         579,653
Societe Television Francaise 1                            2,225          77,684
Sodexho Alliance SA                                       1,766          53,261
STMicroelectronics NV                                    11,585         314,174
Suez SA                                                  15,932         320,127
Technip-Coflexip SA                                         424          45,887
Thales/Ex Thomson CSF                                     1,430          48,069
Thomson SA                                                5,032         107,076
Total SA                                                 12,895       2,397,477
Union du Credit Bail Immobilier                             851          79,808
Valeo SA                                                  1,496          59,912
Veolia Environment                                        4,925         132,319
Vinci SA                                                  1,247         103,261
Vivendi Universal SA                      (1)            18,335         445,654
Zodiac SA                                                   804          23,589
-------------------------------------------------------------------------------
                                                                     14,389,846
-------------------------------------------------------------------------------

GERMANY--6.75%
-------------------------------------------------------------------------------
Adidas-Salomon AG                                           936         106,610
Allianz AG                                                5,735         723,963
Altana AG                                                 1,334          80,178
BASF AG                                                  10,739         603,865
Bayer AG                                                 13,279         388,923
Bayerische Hypo-Und Vereinsbank AG        (1)             7,297         168,803
Beiersdorf AG                                               510          61,884
Celesio AG                                                  673          32,640
Commerzbank AG                                            9,051         177,526

Continental AG                                            2,567          97,363
DaimlerChrysler AG - Registered                          17,242         804,683
Deutsche Bank AG                                         10,427         864,093
Deutsche Boerse AG                                        2,049         112,038
Deutsche Lufthansa AG                                     3,854          64,411
Deutsche Post AG                                          7,417         152,961
Deutsche Telekom AG                       (1)            50,416         922,723
Douglas Holding AG                                          363          10,091
E.ON AG                                                  12,377         807,751
Epcos AG                                  (1)             1,227          27,703
Fresenius Medical Care AG                                   657          46,739
Heidelberger Zement AG                    (1)               913          38,591
Hypo Real Estate Holding AG               (1)             2,341          58,436
Infineon Technologies AG                  (1)             9,756         135,609
Karstadtquelle AG                                           954          23,585
Linde AG                                                  1,615          86,983
MAN AG                                                    2,096          63,583
Merck KGaA                                                1,098          45,745
Metro AG                                                  2,838         125,111
MLP AG                                    (1)             1,547          30,245
Muenchener
 Rueckversicherungs-Gesellschaft AG                       3,043         368,936
Puma AG                                                     342          60,393
RWE AG                                                    8,427         333,444
SAP AG                                                    4,126         692,957
Schering AG                                               3,363         170,313
Siemens AG                                               15,954       1,277,847
Suedzucker AG                                               876          16,685
ThyssenKrupp AG                                           6,054         119,659
TUI AG                                                    2,809          58,568
Volkswagen AG                                             4,417         245,977
-------------------------------------------------------------------------------
                                                                     10,207,615
-------------------------------------------------------------------------------

GREECE--0.44%
-------------------------------------------------------------------------------
Alpha Bank AE                                             3,400         102,840
Bank of Piraeus                                           2,249          27,460
Coca-Cola Hellenic Bottling Co. SA                        1,530          31,881
Commercial Bank of Greece                                 1,200          30,151
EFG Eurobank Ergasias                                     3,980          77,511
Greek Organization of Football
 Prognostics                                              3,520          50,615
Hellenic Copper & Aluminum Industry SA                    1,920          12,448
Hellenic Duty Free Shops SA                                 590          11,580
Hellenic Petroleum SA                                     1,488          13,063
Hellenic Technodomiki Tev SA                              1,720          10,848
Hellenic Telecommunications
 Organization SA                                          6,060          80,107
Intracom SA Foreign                                       1,660          11,307
National Bank of Greece SA                                3,961         103,621
Public Power Corp.                                        2,154          53,252
Technical Olympic SA                                      1,970          10,585
Titan Cement Company SA                                     300          12,283
Vodafone Panafon SA                                       3,510          27,361
-------------------------------------------------------------------------------
                                                                        666,913
-------------------------------------------------------------------------------

HONG KONG--1.57%
-------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                               3,000          13,138
Bank of East Asia Ltd.                                   28,600          87,860
BOC Hong Kong Holdings Ltd.                              52,000          97,790
Cathay Pacific Airways Ltd.                              24,000          45,597
Cheung Kong (Holdings) Ltd.                              29,000         230,660

Cheung Kong Infrastructure Holdings Ltd.                  6,000          13,447
CLP Holdings Ltd.                                        35,200         167,757
Esprit Holdings Ltd.                                     13,500          44,950
Giordano International Ltd.                              26,000          12,056
Hang Lung Properties Ltd.                                18,000          23,069
Hang Seng Bank Ltd.                                      15,200         199,701
Henderson Land Development Co. Ltd.                      15,000          66,271
Hong Kong & China Gas Co. Ltd.                           73,672         112,450
Hong Kong Exchanges & Clearing Ltd.                      22,000          47,748
Hongkong Electric Holdings Ltd.                          27,500         108,745
Hopewell Holdings Ltd.                                   15,000          23,089
Hutchison Whampoa Ltd.                                   41,700         307,502
Hysan Development Co. Ltd.                                7,000          10,820
Johnson Electric Holdings Ltd.                           32,500          41,443
Li & Fung Ltd.                                           34,000          58,246
MTR Corp. Ltd.                                           37,000          48,850
New World Development Co. Ltd.                           32,000          25,761
PCCW Ltd.                                 (1)            61,118          39,756
Shangri-La Asia Ltd.                                     28,000          26,328
Sino Land Co. Ltd.                                       20,000          11,399
Sun Hung Kai Properties Ltd.                             26,000         215,171
Swire Pacific Ltd. Class A                               19,000         117,227
Techtronic Industries Co. Ltd.                           10,000          27,758
Television Broadcasts Ltd.                                7,000          35,344
Texwinca Holdings Ltd.                                   16,000          11,644
Wharf Holdings Ltd.                                      26,000          72,003
Yue Yen Industrial (Holdings) Ltd.                        8,500          23,375
-------------------------------------------------------------------------------
                                                                      2,366,955
-------------------------------------------------------------------------------

IRELAND--0.72%
-------------------------------------------------------------------------------
Allied Irish Banks PLC                                   16,838         270,368
Bank of Ireland                                          19,597         267,456
CRH PLC                                                  10,136         208,140
DCC PLC                                                   1,821          24,853
Elan Corporation PLC                      (1)             6,862          47,258
Fyffes PLC                                                6,143          12,785
Grafton Group PLC                         (1)             3,570          24,632
Greencore Group PLC                                       3,013          13,492
Independent News & Media PLC                             10,132          24,026
Irish Life & Permanent PLC                                4,967          80,194
Kerry Group PLC Class A                   (1)             3,293          61,889
Ryanair Holdings PLC                      (1)             6,364          52,899
-------------------------------------------------------------------------------
                                                                      1,087,992
-------------------------------------------------------------------------------

ITALY--3.74%
-------------------------------------------------------------------------------
Alleanza Assicurazioni SpA                                9,247         101,241
Arnoldo Mondadori Editore SpA                             3,328          29,846
Assicurazioni Generali SpA                               19,093         505,742
Autogrill SpA                             (1)             2,731          39,063
Autostrade SpA                            (1)             4,034          70,778
Banca Fideuram SpA                                        6,094          36,204
Banca Intesa SpA                                         71,536         279,719
Banca Monte dei Paschi di Siena SpA                      18,803          59,411
Banca Nazionale del Lavoro SpA            (1)            31,990          76,464
Banca Popolare di Milano SCRL                             8,937          58,505
Banca Popolare di Verona e Novara SCRL                    6,976         118,085
Banche Popolari Unite Scrl                (1)             6,098         110,453
Benetton Group SpA                                        1,543          17,730

Bulgari SpA                                               3,676          34,080
Capitalia SpA                             (1)            22,107          64,692
Enel SpA                                                 48,129         327,213
ENI-Ente Nazionale Idrocarburi SpA                       52,143         983,928
Fiat SpA                                  (1)             8,616          66,076
FinecoGroup SpA                           (1)            32,974          23,250
Finmeccanica SpA                                        109,840          86,037
Gruppo Editoriale L'Espresso SpA                          4,207          26,214
Italcementi SpA                                             774           9,655
Luxottica Group SpA                                       2,950          50,977
Mediaset SpA                                             11,730         139,375
Mediobanca SpA                                            9,689         105,102
Mediolanum SpA                                            5,041          39,740
Parmalat Finanziaria SpA                                  8,617           1,196
Pirelli & Co. SpA                                        39,264          39,967
Riunione Adriatica di Sicurta SpA                         5,483          93,366
Sanpaolo IMI SpA                                         20,337         265,242
Seat Pagine Gaille SpA                    (1)            64,577          61,498
Snam Rete Gas SpA                                        16,224          68,760
Snia SpA                                                  5,404          13,428
Telecom Italia Media SpA                  (1)            45,692          22,708
Telecom Italia Mobile SpA                                75,916         412,711
Telecom Italia SpA                        (1)           185,646         550,287
Telecom Italia SpA RNC                    (1)           117,052         238,444
Tiscali SpA                               (1)             3,903          27,274
Unicredito Italiano SpA                                  74,462         401,989
-------------------------------------------------------------------------------
                                                                      5,656,450
-------------------------------------------------------------------------------

JAPAN--20.89%
-------------------------------------------------------------------------------
Acom Co. Ltd.                                             1,400          63,488
Aderans Co. Ltd.                                            600           9,680
Advantest Corp.                                           1,200          95,176
AEON Co. Ltd.                                             4,500         150,742
AEON Credit Service Co. Ltd.                                300          12,793
AIFUL Corp.                                                 850          62,182
Ajinomoto Co. Inc.                                       11,000         126,556
All Nippon Airways Co. Ltd.               (1)            10,000          24,727
Alps Electric Co. Ltd.                                    3,000          43,893
Amada Co. Ltd.                                            7,000          36,447
Anritsu Corp.                             (1)             2,000          13,343
Aoyama Trading Co. Ltd.                                   1,200          23,738
Ariake Japan Co. Ltd.                                       400          12,727
Asahi Breweries Ltd.                                      7,500          68,373
Asahi Glass Co. Ltd.                                     15,000         123,169
Asahi Kasei Corp.                                        25,000         135,766
Asatsu-DK Inc.                                              400          10,301
Autobacs Seven Co. Ltd.                                     600          13,800
Bandai Co. Ltd.                                           1,300          32,752
Bank of Fukuoka Ltd.                                     12,000          50,387
Bank of Yokohama Ltd.                                    20,000          92,936
Bellsystem24 Inc.                                            50          10,217
Benesse Corp.                                             1,400          34,161
Bridgestone Corp.                                        13,000         174,797
Canon Inc.                                               17,000         791,546
Capcom Co. Ltd.                                             900          11,085
Casio Computer Co. Ltd.                                   4,000          42,325
Central Glass Co. Ltd.                                    4,000          25,231
Central Japan Railway Co.                                    18         155,529

Chiba Bank Ltd. (The)                                    14,000          57,348
Chubu Electric Power Co. Inc.                            12,100         252,342
Chugai Pharmaceutical Co. Ltd.                            5,500          79,085
Citizen Watch Co. Ltd.                                    6,000          55,146
Coca Cola West Japan Co. Ltd.                               500           9,798
COMSYS Holdings Corp.                     (1)             3,000          19,203
Credit Saison Co. Ltd.                                    2,800          63,227
CSK Corp.                                                 1,300          46,944
Dai Nippon Printing Co. Ltd.                             12,000         168,517
Daicel Chemical Industries Ltd.                           3,000          12,373
Daido Life Insurance Co. Ltd.                                24          71,438
Daiichi Pharmaceutical Co. Ltd.                           5,100          91,892
Daikin Industries Ltd.                                    4,000          92,377
Daimaru Inc. (The)                                        4,000          22,208
Dainippon Ink & Chemical Inc.                            17,000          32,360
Dainippon Screen Manufacturing Co. Ltd.   (1)             2,000          13,679
Daito Trust Construction Co. Ltd.                         1,600          47,476
Daiwa House Industry Co. Ltd.                             9,000          95,736
Daiwa Securities Group Inc.                              23,000         156,452
Denki Kagaku Kogyo Kabushiki Kaisha                       9,000          28,973
Denso Corp.                                               9,400         185,070
DENTSU Inc.                                                   6          30,232
Dowa Mining Co. Ltd.                                      7,000          37,622
East Japan Railway Co.                                       67         315,713
Ebara Corporation                                         7,000          30,438
Eisai Co. Ltd.                                            4,600         124,046
FamilyMart Co. Ltd.                                       1,300          29,598
Fanuc Ltd.                                                2,800         167,733
Fast Retailing Co. Ltd.                                   1,000          60,745
Fuji Electric Holdings Co. Ltd.                          13,000          28,506
Fuji Photo Film Co. Ltd.                                  9,000         290,566
Fuji Television Network Inc.                                  4          21,648
Fujikura Ltd.                                             6,000          35,383
Fujisawa Pharmaceutical Co. Ltd.                          5,500         117,267
Fujitsu Ltd.                              (1)            32,000         188,710
Furukawa Electric Co. Ltd.                               10,000          33,218
Gunma Bank Ltd.                                           8,000          35,756
Gunze Ltd.                                                2,000           9,051
Hankyu Department Stores Inc.                             2,000          13,399
Heavy Industries Co. Ltd.                                22,000          31,408
Hino Motors Ltd.                                          5,000          35,644
Hirose Electric Co. Ltd.                                    600          68,863
Hitachi Cable Ltd.                                        2,000           7,502
Hitachi Chemical Company Ltd.                             1,700          28,553
Hitachi Ltd.                                             57,000         343,585
Hitachi Software Engineering Co. Ltd.                       400          10,320
Hokugin Financial Group Inc.              (1)            13,000          17,589
Honda Motor Co. Ltd.                                     15,600         692,880
Hoya Corp.                                                2,100         192,815
Isetan Co. Ltd.                                           3,600          39,638
Ishihara Sangyo Kaisha Ltd.               (1)             6,000          11,981
Ito En Ltd.                                                 700          30,111
Itochu Corp.                                             29,000          95,792
Itochu Techno-Science Corp.                                 700          21,816
Ito-Yokado Co. Ltd.                                       7,000         220,118
JAFCO Co. Ltd.                                              500          39,283
Japan Airlines System Corp.                              14,000          36,969
Japan Real Estate Investment Corp REIT                        4          25,306

Japan Tobacco Inc.                                           13          95,223
JFE Holdings Inc.                                         9,000         245,638
JGC Corp.                                                 4,000          41,728
Joyo Bank Ltd.                                           15,000          48,988
JSR Corp.                                                 4,000          89,391
Kajima Corp.                                             16,000          51,955
Kamigumi Co. Ltd.                                         4,000          28,292
Kanebo Ltd.                               (1)            11,000          11,085
Kaneka Corp.                                              6,000          44,789
Kansai Electric Power Co. Inc.                           13,100         229,559
Kao Corp.                                                11,000         223,757
Katokichi Co. Ltd.                                          600           9,814
Kawasaki Heavy Industries Ltd.                           30,000          36,951
Kawasaki Kisen Kaisha Ltd.                               11,000          54,707
Keihin Electric Express Railway Co. Ltd.                  9,000          52,823
Keio Electric Railway Co. Ltd.                           10,000          51,974
Keyence Corp.                                               650         137,011
Kikkoman Corp.                                            2,000          14,220
Kinden Corp.                                              5,000          23,561
Kinki Nippon Railway Co. Ltd.             (1)            25,000          75,114
Kirin Brewery Co. Ltd.                                   13,000         110,871
Kokuyo Co. Ltd.                                             900           9,784
Komatsu Ltd.                                             19,000         120,556
Komori Corp.                                              1,000          14,808
Konami Company Ltd.                                       1,600          46,580
Konica Minolta Holdings Inc.                              7,500         100,844
Koyo Seiko Co. Ltd.                                       1,000          10,273
Kubota Corp.                                             20,000          82,486
Kuraray Co. Ltd.                                          7,000          59,046
Kurita Water Industries Ltd.                              2,900          34,988
Kyocera Corp.                                             3,300         219,856
Kyowa Hakko Kogyo Co. Ltd.                                7,000          44,546
Kyushu Electric Power Co. Inc.                            7,900         135,856
Lawson Inc.                                               1,200          40,982
Mabuchi Motor Co. Ltd.                                      600          46,188
Makita Corp.                                              3,000          30,036
Marubeni Corp.                                           25,000          47,821
Marui Co. Ltd.                                            6,700          84,399
Matsumotokiyoshi Co. Ltd.                                   400           8,976
Matsushita Electric Industrial Co. Ltd.                  42,000         580,797
Matsushita Electric Works Ltd.                            7,000          62,900
Meiji Dairies Corp.                                       6,000          25,753
Meiji Seika Kaisha Ltd.                                   9,000          36,279
Meitec Corp.                                                900          34,599
Millea Holdings Inc.                                         30         391,901
Minebea Co. Ltd.                                          8,000          40,608
Mitsubishi Chemical Corp.                                31,000          80,704
Mitsubishi Corp.                                         21,000         222,600
Mitsubishi Electric Corp.                                35,000         145,330
Mitsubishi Estate Co. Ltd.                               20,000         189,605
Mitsubishi Gas Chemical Co. Inc.                          8,000          27,246
Mitsubishi Heavy Industries Ltd.                         59,000         164,057
Mitsubishi Logistics Corp.                                2,000          16,628
Mitsubishi Materials Corp.                (1)            22,000          33,871
Mitsubishi Rayon Co.                                     10,000          37,511
Mitsubishi Tokyo Financial Group Inc.                        82         639,657
Mitsui & Co. Ltd.                                        24,000         193,263
Mitsui Chemicals Inc.                                    10,000          58,319

Mitsui Engineering & Shipbuilding Co.
 Ltd.                                                    16,000          26,425
Mitsui Fudosan Co. Ltd.                                  14,000         126,453
Mitsui Mining & Smelting Co. Ltd.                        13,000          53,980
Mitsui O.S.K. Lines Ltd.                                 17,000          82,962
Mitsui Sumitomo Insurance Co. Ltd.                       26,000         213,493
Mitsui Trust Holdings Inc.                (1)            11,000          61,482
Mitsukoshi Ltd.                           (1)             7,000          28,478
Mitsumi Electric Co. Ltd.                                   900           9,909
Mizuho Financial Group Inc.               (1)               123         373,006
Murata Manufacturing Co. Ltd.                             4,300         232,313
Namco Ltd.                                                  800          22,170
NEC Corp.                                                32,000         235,588
Net One Systems Co. Ltd.                                      4          30,792
NGK Insulators Ltd.                                       6,000          44,789
NGK Spark Plug Co. Ltd.                                   4,000          32,434
Nichii Gakkan Co.                                           350          19,856
Nichirei Corp.                                            3,000           9,714
Nidec Corp.                                                 700          66,819
Nikko Cordial Corp.                                      25,000         139,265
Nikon Corp.                               (1)             5,000          75,394
Nintendo Co. Ltd.                                         2,000         186,619
Nippon Building Fund Inc REIT                                 3          19,259
Nippon Express Co. Ltd.                                  15,000          70,822
Nippon Meat Packers Inc.                                  4,000          39,115
Nippon Mining Holdings Inc.                              12,000          41,877
Nippon Oil Corp.                                         26,000         132,462
Nippon Sanso Corp.                                        3,000          12,681
Nippon Sheet Glass Co. Ltd.                               7,000          20,444
Nippon Shokubai Co Ltd.                                   3,000          22,758
Nippon Steel Corp.                                      106,000         227,489
Nippon Telegraph & Telephone Corp.                          105         506,532
Nippon Unipac Holding                                        17          87,720
Nippon Yusen Kabushiki Kaisha                            19,000          85,985
Nishimatsu Construction Co. Ltd.                          4,000          13,250
Nissan Chemical Industries Ltd.                           4,000          35,644
Nissan Motor Co. Ltd.                                    49,700         567,629
Nisshin Seifun Group Inc.                                 4,000          35,607
Nisshinbo Industries Inc.                                 2,000          11,141
Nissin Food Products Co. Ltd.                             2,200          54,810
Nitto Denko Corp.                                         3,200         170,197
Nomura Holdings Inc.                                     35,000         596,016
Nomura Research Institute Ltd.                              400          39,003
NSK Ltd.                                                  9,000          32,836
NTN Corp.                                                 8,000          38,145
NTT Data Corp.                                               25          94,476
NTT DoCoMo Inc.                                             350         793,599
Obayashi Corp.                                           12,000          53,634
OBIC Co. Ltd.                                               100          20,118
Oji Paper Co. Ltd.                                       17,000         109,770
Oki Electric Industry Co. Ltd.            (1)            10,000          39,097
Okumura Corp.                                             2,000           8,510
Olympus Corp.                                             4,000          86,778
Omron Corp.                                               4,100          83,209
Onward Kashiyama Co. Ltd.                                 2,000          24,261
Oracle Corp. Japan                                          700          36,251
Oriental Land Co. Ltd.                                      900          55,510
ORIX Corp.                                                1,700         140,543
Osaka Gas Co. Ltd.                                       41,000         110,945

Pioneer Corp.                                             2,900          80,097
Promise Co. Ltd.                                          1,700          74,079
Q.P. Corp.                                                2,000          16,609
Resona Holdings Inc.                      (1)            88,000         110,852
Ricoh Corp. Ltd.                                         13,000         256,555
Rohm Co. Ltd.                                             2,100         246,114
Sanden Corp.                                              2,000          12,317
Sankyo Co. Ltd.                                           7,300         137,254
Sankyo Co. Ltd.                                           1,000          31,725
Sanyo Electric Co. Ltd.                                  30,000         156,760
Sapporo Breweries Ltd.                                    5,000          13,763
Secom Co. Ltd.                                            4,000         149,296
Sega Corp.                                (1)             2,100          19,987
Seiko Epson Corp.                                         1,300          60,651
Seino Transportation Co. Ltd.                             2,000          16,534
Sekisui Chemical Co. Ltd.                                 8,000          40,758
Sekisui House Ltd.                                       10,000         103,294
Seven-Eleven Japan Co. Ltd.                               9,000         272,931
77 Bank Ltd. (The)                                        8,000          45,087
Sharp Corp.                                              19,000         299,795
Shimachu Company Ltd.                                     1,100          21,811
Shimamura Co. Ltd.                                          400          27,172
Shimano Inc.                                              1,800          37,287
Shimizu Corp.                                             9,000          34,263
Shin-Etsu Chemical Co. Ltd.                               7,200         294,261
Shionogi & Co. Ltd.                                       6,000         111,748
Shiseido Co. Ltd.                                         7,000          85,108
Shizuoka Bank Ltd.                                       11,000          81,291
Showa Denko K.K.                                         19,000          42,727
Showa Shell Sekiyu K.K.                                   3,700          30,071
Skylark Co.                                               1,800          29,728
SMC Corp.                                                 1,100         136,923
Softbank Corp.                                            4,000         122,422
Sompo Japan Insurance Inc.                               14,000         115,088
Sony Corp.                                               17,400         602,351
Stanley Electric Co. Ltd.                                 2,800          54,213
Sumitomo Bakelite Co. Ltd.                                2,000          13,045
Sumitomo Chemical Co. Ltd.                               24,000          98,983
Sumitomo Corp.                                           13,000          96,921
Sumitomo Electric Industries Ltd.                        12,000         107,269
Sumitomo Heavy Industries Ltd.            (1)             7,000          15,872
Sumitomo Metal Industries Ltd.                           59,000          58,356
Sumitomo Metal Mining Co. Ltd.                           10,000          74,181
Sumitomo Mitsui Financial Group Inc.                         76         404,927
Sumitomo Osaka Cement Co. Ltd.                            5,000           9,798
Sumitomo Realty & Development Co. Ltd.                    7,000          61,659
Sumitomo Trust & Banking Co. Ltd. (The)                  20,000         117,570
Suruga Bank Ltd. (The)                                    4,000          25,716
Suzuken Co. Ltd.                                          1,000          32,472
Taiheiyo Cement Corp.                                    14,000          39,582
Taisei Corp.                                             17,000          62,182
Taisho Pharmaceutical Co. Ltd.                            3,000          53,634
Taiyo Yuden Co. Ltd.                                      2,000          26,145
Takara Holdings Inc.                                      4,000          37,473
Takashimaya Co. Ltd.                                      5,000          35,691
Takeda Chemical Industries Ltd.                          16,800         666,231
Takefuji Corp.                                            1,450          67,785
TDK Corp.                                                 2,200         158,477

Teijin Ltd.                                              17,000          49,967
Teikoku Oil Co. Ltd.                                      2,000          10,059
Terumo Corp.                                              3,400          64,561
THK Co. Ltd.                                              2,000          40,683
TIS Inc.                                                    700          23,645
Tobu Railway Co. Ltd.                                    17,000          60,754
Toda Corp.                                                4,000          11,309
Toho Co. Ltd.                                             2,900          36,910
Tohoku Electric Power Co. Inc.                            8,400         139,282
Tokyo Broadcasting System                                   900          14,335
Tokyo Electric Power Co. Inc. (The)                      22,800         499,953
Tokyo Electron Ltd.                                       2,900         220,267
Tokyo Gas Co. Ltd.                                       52,000         185,350
Tokyo Style Co. Ltd.                                      2,000          21,611
Tokyu Corp.                                              19,000          97,509
TonenGeneral Sekiyu K.K.                                  6,000          49,659
Toppan Printing Co. Ltd.                                 11,000         114,444
Toray Industries Inc.                                    23,000          96,146
Toshiba Corp.                                            55,000         208,361
Tosoh Corporation                                        10,000          33,405
Tostem Inax Holding Corp.                                 5,000          96,576
Toto Ltd.                                                 7,000          59,308
Toyo Seikan Kaisha Ltd.                                   3,000          41,933
Toyo Suisan Kaisha Ltd.                                   2,000          22,226
Toyobo Co. Ltd.                                          12,000          26,201
Toyoda Gosei Co. Ltd.                                       900          25,949
Toyota Industries Corporation                             3,400          72,175
Toyota Motor Corp.                                       54,300       1,834,151
Trend Micro Inc.                          (1)             2,000          53,653
Ube Industries Ltd.                                      16,000          32,099
UFJ Holdings Inc.                         (1)                71         341,187
Uni-Charm Corp.                                             800          39,339
Uny Co. Ltd.                                              3,000          30,792
Ushio Inc.                                                2,000          33,200
USS Co. Ltd.                                                380          26,877
Wacoal Corp.                                              3,000          24,718
West Japan Railway Company                                   20          78,567
World Co. Ltd.                                              700          22,273
Yakult Honsha Co. Ltd.                                    2,000          31,259
Yamada Denki Co. Ltd.                                     1,800          60,465
Yamaha Corp.                                              2,800          54,997
Yamaha Motor Co. Ltd.                                     2,000          21,816
Yamanouchi Pharmaceutical Co. Ltd.                        6,300         195,754
Yamato Transport Co. Ltd.                                 8,000          94,205
Yamazaki Baking Co. Ltd.                                  2,000          16,590
Yokogawa Electric Corp.                                   5,000          72,222
-------------------------------------------------------------------------------
                                                                     31,578,116
-------------------------------------------------------------------------------

LUXEMBOURG--0.08%
-------------------------------------------------------------------------------
Arcelor                                                   6,643         115,800
-------------------------------------------------------------------------------
                                                                        115,800
-------------------------------------------------------------------------------

NETHERLANDS--5.09%
-------------------------------------------------------------------------------
ABN AMRO Holding NV                                      30,709         718,530
Aegon NV                                                 26,915         398,225
Akzo Nobel NV                                             5,362         206,959
ASML Holding NV                           (1)             9,184         182,104
Corio NV                                                  1,503          58,201

DSM NV                                                    1,618          79,655
Euronext NV                                               2,001          50,656
Hagemeyer NV                                              3,573           8,067
Heineken NV                                               3,799         144,667
IHC Caland NV                                               694          37,641
ING Groep NV                                             35,160         820,014
Koninklijke Ahold NV                      (1)            21,569         164,325
Koninklijke KPN NV                        (1)            41,583         320,998
Koninklijke Numico NV                     (1)             2,849          78,735
Koninklijke Philips Electronics NV                       26,153         763,674
Koninklijke Vendex KBB NV                                 2,298          32,029
Oce NV                                                    1,632          25,011
QIAGEN NV                                 (1)             2,980          36,573
Reed Elsevier NV                                         11,762         146,135
Rodamco Europe NV                                           971          56,548
Royal Dutch Petroleum Co.                 (2)            41,717       2,199,505
TNT Post Group NV                                         6,334         148,363
Unilever NV CVA                                          11,378         744,133
Vedior NV                                                 1,606          25,119
VNU NV                                                    4,534         143,260
Wereldhave NV                                               347          25,977
Wolters Kluwer NV CVA                                     5,223          81,692
-------------------------------------------------------------------------------
                                                                      7,696,796
-------------------------------------------------------------------------------

NEW ZEALAND--0.23%
-------------------------------------------------------------------------------
Auckland International Airport Ltd.                       2,293          10,553
Carter Holt Harvey Ltd.                                  25,468          31,436
Contact Energy Ltd.                                      12,092          42,712
Fisher & Paykel Healthcare Corp Ltd.                      1,469          12,201
Fletcher Building Ltd.                                    9,040          25,165
Lion Nathan Ltd.                                          2,861          13,020
Sky City Entertainment Group Ltd.                        13,358          40,431
Telecom Corp. of New Zealand Ltd.                        42,835         151,022
The Warehouse Group Ltd.                                  3,763          12,649
Tower Ltd.                                (1)            11,882           9,751
-------------------------------------------------------------------------------
                                                                        348,940
-------------------------------------------------------------------------------

NORWAY--0.47%
-------------------------------------------------------------------------------
Aker Kvaerner ASA                         (1)               709          12,123
DNB NOR ASA                                              16,529         110,310
Frontline Ltd.                                              672          17,424
Norsk Hydro ASA                                           2,769         170,857
Norske Skogindustrier ASA                                 2,198          41,959
Orkla ASA                                                 4,209          94,267
Schibsted ASA                                               636          10,946
Statoil ASA                                               7,986          89,730
Storebrand ASA                            (1)             3,321          21,615
Tandberg ASA                              (1)             2,895          21,323
Telenor ASA                                              15,014          98,171
Tomra Systems ASA                                         3,543          21,356
-------------------------------------------------------------------------------
                                                                        710,081
-------------------------------------------------------------------------------

PORTUGAL--0.35%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                     38,678          86,352
Banco Espirito Santo e Comercial de
 Lisboa SA                                                2,379          39,010
BPI-SPGS SA - Registered                                 11,859          43,678
Brisa-Auto Estradas de Portugal SA                        6,129          40,973
CIMPOR-Cimentos de Portugal SGPS SA                       3,693          19,098

Electricidade de Portugal SA                             34,350          90,554
Portugal Telecom SGPS SA                                 17,800         179,167
PT Multimedia Servicos de
 Telecomunicacoes e media, SGPS, SA       (1)               654          12,704
Sonae SGPS SA                             (1)            24,314          20,241
-------------------------------------------------------------------------------
                                                                        531,777
-------------------------------------------------------------------------------

SINGAPORE--0.79%
-------------------------------------------------------------------------------
Capitaland Ltd.                                          30,000          27,380
Chartered Semiconductor Manufacturing
 Ltd.                                     (1)            17,000          17,317
City Developments Ltd.                                    7,000          24,937
ComfortDelGro Corp. Ltd.                                 54,000          25,914
Creative Technology Ltd.                                  1,050          11,067
Cycle & Carriage Ltd.                                     2,000           6,830
DBS Group Holdings Ltd.                                  21,652         187,414
Fraser & Neave Ltd.                                       5,760          42,735
Haw Par Corp. Ltd.                                        7,792          20,463
Keppel Corp. Ltd.                                        12,000          43,102
Neptune Orient Lines Ltd.                 (1)            18,000          22,893
Oversea-Chinese Banking Corp. Ltd.
 (Ordinary)                                              19,350         137,864
SembCorp Industries Ltd.                                 13,000           9,645
SembCorp Logistics Ltd.                                  11,000          12,954
Singapore Airlines Ltd.                                  11,000          72,543
Singapore Post Ltd.                                      25,000          10,231
Singapore Press Holdings Ltd.                             8,000          89,030
Singapore Technologies Engineering Ltd.                  34,000          40,841
Singapore Telecommunications Ltd.                       122,000         140,800
ST Assembly Test Services Ltd.            (1)             8,000           9,986
United Overseas Bank Ltd.                                23,392         181,814
Venture Corp. Ltd.                                        5,000          58,882
-------------------------------------------------------------------------------
                                                                      1,194,642
-------------------------------------------------------------------------------

SPAIN--3.58%
-------------------------------------------------------------------------------
Abertis Infraestructuras SA                               4,894          74,015
Acciona SA                                                  596          36,273
Acerinox SA                                               1,215          57,286
Actividades de Construccion y
 Servicios SA                                             1,998          97,548
Altadis SA                                                5,336         151,438
Amadeus Global Travel Distribution SA
 Class A                                                  4,289          27,861
Antena 3 Television SA                    (1)               292          12,869
Banco Bilbao Vizcaya Argentaria SA                       60,406         834,315
Banco Popular Espanol SA                                  3,086         184,116
Banco Santander Central Hispano SA                       86,736       1,027,308
Corporacion Mapfre SA                                     1,875          26,559
Endesa SA                                                17,843         343,221
Fomento de Construcciones y Contratas SA                  1,035          38,173
Gas Natural SDG SA                                        3,718          86,994
Grupo Ferrovial SA                                        1,373          48,110
Iberdrola SA                                             15,053         297,528
Iberia Lineas Aereas de Espana SA                         5,474          15,743
Indra Sistemas SA                                         2,964          38,022
Industria de Diseno Textil SA                             4,470          90,776
NH Hoteles SA                             (1)             1,102          12,663
Promotora de Informaciones SA                               840          12,185
Repsol YPF SA                                            18,011         351,223
Sacyr Vallehermoso SA                                     2,484          37,598
Sociedad General de Aguas de
 Barcelona SA                                             1,613          24,069
Telefonica Publicidad e Informacion SA                    2,337          12,823

Telefonica SA                                            93,893       1,378,548
Union Fenosa SA                                           3,791          71,201
Zeltia SA Rights                                          3,295          23,274
-------------------------------------------------------------------------------
                                                                      5,411,739
-------------------------------------------------------------------------------

SWEDEN--2.20%
-------------------------------------------------------------------------------
Alfa Laval AB                                             1,250          19,023
ASSA Abloy AB Class B                                     6,162          73,222
Atlas Copco AB Class A                                    2,296          82,168
Atlas Copco AB Class B                                    1,289          42,009
Axfood AB                                                   450          10,413
Billerud                                                    843          12,712
Castellum AB                                                463          10,939
Drott AB Class B                                          1,718          32,592
Electrolux AB Class B                                     6,070         133,290
Eniro AB                                                  3,587          34,398
Gambro AB Class A                                         4,151          34,326
Gambro AB Class B                                         1,536          12,702
Getinge AB                                                2,368          22,708
Hennes & Mauritz AB Class B                               9,532         226,533
Hoganas AB Class B                                          497          10,637
Holmen AB Class B                                         1,155          41,013
Modern Times Group AB Class B             (1)             1,188          25,014
Nordea AB                                                46,586         349,623
OM AB                                                     1,569          19,516
Sandvik AB                                                4,520         155,791
SAS AB                                    (1)             1,212          11,454
Securitas AB Class B                                      6,001          80,900
Skandia Forsakrings AB                                   16,147          58,796
Skandinaviska Enskilda Banken AB Class A                  9,402         138,509
Skanska AB Class B                                        7,691          67,875
SKF AB Class A                                              326          12,641
SKF AB Class B                                            1,683          65,025
SSAB Svenskt Stal AB Series A                               765          13,662
SSAB Svenskt Stal AB Series B                               742          12,736
Svenska Cellulosa AB Class B                              3,987         162,909
Svenska Handelsbanken AB Class A                         11,208         228,979
Svenska Handelsbanken AB Class B                            646          12,794
Swedish Match AB                                          7,711          78,768
Tele2 AB Class B                          (1)             2,034         108,551
Telefonaktiebolaget LM Ericsson Class B   (1)           295,316         529,453
Telia AB                                                 31,703         165,668
Trelleborg AB  Class B                                    1,837          29,871
Volvo AB Class A                                          1,745          51,172
Volvo AB Class B                                          4,388         134,165
WM-Data AB Class B                        (1)             5,244          11,297
-------------------------------------------------------------------------------
                                                                      3,323,854
-------------------------------------------------------------------------------

SWITZERLAND--7.25%
-------------------------------------------------------------------------------
ABB Ltd.                                  (1)            34,891         176,889
Adecco SA                                                 2,575         165,525
Ciba Specialty Chemicals AG               (1)             1,339         103,612
Clariant AG (Registered)                  (1)             2,809          41,451
Compagnie Financiere Richemont AG                        10,195         244,828
Credit Suisse Group                                      23,722         867,937
Geberit AG - Registered                                      54          26,547
Givaudan SA - Registered                                    172          89,286
Holcim Ltd.                                               3,066         142,795

Kudelski SA - Bearer                      (1)               807          26,655
Kuoni Reisen Holding AG                                      39          13,055
Logitech International SA - Registered    (1)               845          36,553
Lonza Group AG - Registered                                 953          54,787
Nestle SA                                                 8,090       2,021,274
Nobel Biocare Holding AG                                    405          39,513
Novartis AG                               (2)            47,804       2,170,361
Roche Holding AG - Bearer                                   621          86,114
Roche Holding AG - Genusschein                           14,014       1,413,581
Schindler Holding AG Certificates of
 Participation                            (1)               118          28,814
Serono SA                                                   132          94,137
Societe Generale de Surveillance
 Holding SA                                                  88          55,216
Sulzer AG - Registered                                       52          14,001
Swatch Group (The) AG - Registered                        1,380          32,917
Swatch Group (The) AG Class B                               673          80,809
Swiss Re                                                  6,567         443,375
Swisscom AG                                                 520         171,546
Syngenta AG                                               2,117         142,588
Synthes-Stratec Inc.                                         88          87,093
UBS AG - Registered                                      23,721       1,624,555
Unaxis Holding AG Class R                                   214          30,324
Valora Holding AG                                            54          13,448
Zurich Financial Services AG              (1)             2,844         409,324
-------------------------------------------------------------------------------
                                                                     10,948,910
-------------------------------------------------------------------------------

UNITED KINGDOM--25.24%
-------------------------------------------------------------------------------
Aegis Group PLC                                          22,231          39,299
Aggreko PLC                                               4,128          11,417
Alliance Unichem PLC                                      5,509          51,183
AMEC PLC                                                  6,109          28,434
Amersham PLC                                             14,233         195,043
AMVESCAP PLC                                             13,341          96,903
ARM Holdings PLC                          (1)            19,940          45,869
Associated British Ports Holdings PLC                     7,187          57,767
AstraZeneca PLC                                          34,309       1,646,009
Aviva PLC                                                45,338         397,896
BAA PLC                                                  22,027         195,679
BAE Systems PLC                                          61,763         186,026
Balfour Beatty PLC                                        7,369          28,824
Barclays PLC                              (3)           131,880       1,176,293
Barratt Developments PLC                                  4,244          41,254
BBA Group PLC                                            11,132          49,720
Berkeley Group (The) PLC                                  2,197          34,610
BG Group PLC                                             69,068         354,544
BHP Billiton PLC                                         50,192         438,474
BOC Group PLC                                             9,601         146,693
Boots Group PLC                                          15,576         192,674
BP PLC                                    (2)           442,159       3,585,635
BPB PLC                                                   9,243          57,416
Brambles Industries PLC                                  14,082          51,300
British Airways PLC                       (1)            11,902          49,537
British American Tobacco PLC                             31,355         432,202
British Land Co. PLC                                      9,158          95,742
British Sky Broadcasting Group PLC        (1)            25,182         316,909
BT Group PLC                                            174,406         587,741
Bunzl PLC                                                 9,283          70,917
Cable & Wireless PLC                                     45,955         109,826
Cadbury Schweppes PLC                                    41,294         303,267

Canary Wharf Finance PLC                  (1)             9,682          46,407
Capita Group PLC                                         12,586          54,750
Carlton Communications PLC                               12,549          51,669
Carnival PLC                                              3,315         133,582
Cattles PLC                                               7,573          45,314
Celltech Group PLC                        (1)             5,067          34,287
Centrica PLC                                             84,902         320,693
Close Brothers Group PLC                                  3,375          44,347
Cobham PLC                                                2,404          50,222
Compass Group PLC                                        42,977         292,354
Daily Mail and General Trust PLC Class A                  5,915          69,780
Davis Service Group PLC (The)                             5,325          35,556
De La Rue PLC                                             3,287          16,314
Diageo PLC                                               61,792         813,035
Dixons Group PLC                                         39,858          99,179
Electrocomponents PLC                                     8,544          49,709
EMAP PLC                                                  4,850          74,407
EMI Group PLC                                            17,532          49,824
Enterprise Inns PLC                                       3,420          62,080
Exel PLC                                                  6,080          80,379
FirstGroup PLC                                            8,948          43,810
FKI PLC                                                  12,468          23,882
Friends Provident PLC                                    31,272          73,896
George Wimpey PLC                                         7,376          49,284
GKN PLC                                                  14,434          68,990
GlaxoSmithKline PLC                       (2)           119,421       2,736,403
Granada PLC                                              56,394         123,164
Great Portland Estates PLC                                3,319          13,933
GUS PLC                                                  20,540         284,414
Hammerson PLC                                             5,774          66,928
Hanson PLC                                               14,651         107,598
Hays PLC                                                 31,589          67,859
HBOS PLC                                                 76,550         991,455
Hilton Group PLC                                         29,840         120,057
HSBC Holdings PLC                                       218,203       3,429,609
IMI PLC                                                   6,798          41,041
Imperial Chemical Industries PLC                         25,702          91,561
Imperial Tobacco Group PLC                               14,712         289,704
InterContinental Hotels Group PLC                        14,114         133,658
International Power PLC                   (1)            20,816          46,021
Invensys PLC                              (1)            63,317          20,686
J Sainsbury PLC                                          29,548         165,430
Johnson Matthey PLC                                       4,198          73,723
Kelda Group PLC                                           8,119          68,166
Kesa Electricals PLC                                     11,152          51,357
Kidde PLC                                                20,471          39,028
Kingfisher PLC                                           46,661         232,632
Land Securities Group PLC                                 8,800         156,273
Legal & General Group PLC                               132,492         237,774
Liberty International PLC                                 4,540          55,469
Lloyds TSB Group PLC                                    111,755         896,261
LogicaCMG PLC                                            13,697          62,832
Man Group PLC                                             5,690         148,817
Marks & Spencer Group PLC                                45,084         233,244
MFI Furniture Group PLC                                  13,308          35,973
Misys PLC                                                10,232          38,786
Mitchells & Butlers PLC                                  10,093          40,653
National Grid Transco PLC                                62,009         444,299

Next PLC                                                  5,380         108,156
Novar PLC                                                12,109          29,914
Pearson PLC                                              16,494         183,656
Peninsular & Oriental Steam Navigation
 Co. PLC                                                 13,869          57,103
Persimmon PLC                                             4,943          47,518
Pilkington PLC                                           18,890          32,379
Provident Financial PLC                                   5,329          62,056
Prudential Corp. PLC                                     40,221         340,028
Rank Group PLC                                           11,561          57,793
Reckitt Benckiser PLC                                    12,109         273,996
Reed International PLC                                   26,082         218,162
Rentokil Initial PLC                                     38,047         129,409
Reuters Group PLC                                        27,951         117,586
Rexam PLC                                                10,089          77,255
Rio Tinto PLC                                            21,228         586,360
RMC Group PLC                                             5,135          64,117
Rolls-Royce Group PLC                                    29,637          94,039
Royal & Sun Alliance Insurance Group PLC                 56,157          88,717
Royal Bank of Scotland Group PLC                         56,136       1,654,096
SABMiller PLC                                            15,267         158,242
Safeway PLC                                              22,021         111,955
Sage Group PLC                                           22,563          70,987
Schroders PLC                                             2,496          28,239
Scottish & Newcastle PLC                                 16,375         110,879
Scottish & Southern Energy PLC                           17,262         207,968
Scottish Power PLC                                       36,283         241,784
Securicor PLC                                            10,428          17,781
Serco Group PLC                                           8,003          24,642
Severn Trent PLC                                          7,150          95,869
Shell Transport & Trading Co. PLC                       192,954       1,435,206
Signet Group PLC                                         32,132          59,247
Slough Estates PLC                                        7,705          60,586
Smith & Nephew PLC                                       19,147         160,840
Smiths Group PLC                                         10,958         129,665
SSL International PLC                                     4,045          23,896
Stagecoach Group PLC                                     21,378          30,042
Tate & Lyle PLC                                           8,253          46,021
Taylor Woodrow PLC                                       10,711          51,195
Tesco PLC                                               147,350         679,889
3i Group PLC                                             12,103         133,789
TI Automotive Ltd.                        (1) (4)         7,024              --
Tomkins PLC                                              16,508          79,051
Unilever PLC                                             55,696         519,210
United Business Media PLC                                 6,556          57,508
United Utilities PLC                                     11,331         100,508
United Utilities PLC Class A                              5,549          30,248
Vodafone Group PLC                        (2)         1,364,457       3,382,977
Whitebread PLC                                            5,666          72,928
William Hill PLC                                          8,420          64,362
Wolseley PLC                                             11,217         158,633
WPP Group PLC                                            23,253         228,321
Yell Group PLC                                            8,798          48,037
-------------------------------------------------------------------------------
                                                                     38,146,506
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $141,162,764)                                                146,923,442
-------------------------------------------------------------------------------

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

PREFERRED STOCKS--0.53%
AUSTRALIA--0.23%
-------------------------------------------------------------------------------
News Corp. Ltd. (The)                                    46,605         351,145
-------------------------------------------------------------------------------
                                                                        351,145
-------------------------------------------------------------------------------

GERMANY--0.26%
-------------------------------------------------------------------------------
Fresenius Medical Care AG                                   506          25,498
Henkel KGaA                                               1,104          86,337
Porsche AG                                                  169         100,300
Prosieben Satellite Media AG                              1,756          29,348
RWE AG                                                    1,049          36,982
Volkswagen AG                                             2,286          82,899
Wella AG                                                    318          28,178
-------------------------------------------------------------------------------
                                                                        389,542
-------------------------------------------------------------------------------

ITALY--0.04%
-------------------------------------------------------------------------------
Banca Intesa SpA                                         18,385          52,641
-------------------------------------------------------------------------------
                                                                         52,641
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $698,573)                                                        793,328
-------------------------------------------------------------------------------

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.72%
iShares MSCI EAFE Index Fund              (5)            19,012       2,600,461
TOTAL EXCHANGE TRADED FUNDS
(Cost: $2,275,139)                                                    2,600,461
-------------------------------------------------------------------------------

                                                      SHARES OR
SECURITY                                              PRINCIPAL           VALUE
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--16.41%

-------------------------------------------------------------------------------

MONEY MARKET FUNDS--8.61%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     (3) (6)     9,233,214       9,233,214
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional Shares  (3) (6)     3,017,005       3,017,005
BlackRock Temp Cash Money Market Fund     (6)           108,175         108,175
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio            (6)           651,854         651,854
-------------------------------------------------------------------------------
                                                                     13,010,248
-------------------------------------------------------------------------------

FLOATING RATE NOTES--3.52%
-------------------------------------------------------------------------------
Beta Finance Inc.
  1.11%, 05/20/04                         (6) (7)       137,137         137,129
  1.12%, 09/15/04                         (6) (7)       274,273         274,254
  1.13%, 10/12/04                         (6) (7)       137,137         137,126
  1.20%, 08/23/04                         (6) (7)       137,137         137,212
CC USA Inc.
  1.06%, 05/24/04                         (6) (7)       274,273         274,263
  1.11%, 04/19/04                         (6) (7)       120,680         120,678

  1.16%, 07/15/04                         (6) (7)       137,137         137,163
Dorada Finance Inc.
  1.11%, 05/20/04                         (6) (7)       274,273         274,258
  1.24%, 08/09/04                         (6)            68,568          68,563
Five Finance Inc.
  1.13%, 04/15/04                         (6) (7)       137,137         137,137
HBOS Treasury Services PLC
  1.16%, 01/24/05                         (6)           274,273         274,273
Holmes Financing PLC
  1.12%, 04/15/04                         (6)            54,855          54,855
K2 USA LLC
  1.10%, 09/27/04                         (6) (7)       296,215         296,182
  1.12%, 08/16/04                         (6) (7)        68,568          68,562
  1.13%, 05/17/04                         (6)           137,137         137,134
  1.14%, 04/13/04                         (6)           137,137         137,135
Links Finance LLC
  1.10%, 06/28/04                         (6)           137,137         137,123
  1.10%, 07/20/04                         (6)           109,709         109,697
  1.11%, 03/29/04                         (6)           137,137         137,137
  1.14%, 05/04/04                         (6)           137,137         137,134
Nationwide Building Society
  1.14%, 07/23/04                         (6) (7)       205,705         205,705
  1.17%, 12/28/04                         (6) (7)       274,273         274,273
Permanent Financing PLC
  1.13%, 12/10/04                         (6)           137,137         137,137
Sigma Finance Inc.
  1.09%, 10/07/04                         (6)           274,273         274,231
  1.10%, 07/20/04                         (6)           137,137         137,122
  1.13%, 07/01/04                         (6)           137,137         137,120
  1.24%, 08/06/04                         (6)            68,568          68,564
Tango Finance Corp.
  1.09%, 07/15/04                         (6) (7)        82,282          82,267
  1.10%, 07/06/04                         (6) (7)        82,282          82,278
WhistleJacket Capital LLC
  1.12%, 09/15/04                         (6) (7)       137,137         137,117
White Pine Finance LLC
  1.10%, 08/26/04                         (6) (7)       137,137         137,123
  1.12%, 04/20/04                         (6) (7)       137,137         137,137
  1.12%, 11/15/04                         (6) (7)       164,564         164,564
  1.13%, 07/06/04                         (6) (7)       164,564         164,556
-------------------------------------------------------------------------------
                                                                      5,326,209
-------------------------------------------------------------------------------

TIME DEPOSITS--1.31%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
  1.40%, 10/25/04                         (6)           274,273         274,238
Bank of New York
  1.39%, 11/01/04                         (6)           274,273         274,250
Bank of Nova Scotia
  1.24%, 10/07/04                         (6)           205,705         205,689
  1.42%, 10/29/04                         (6)           205,705         205,718
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                         (6)           205,705         205,681
  1.40%, 10/29/04                         (6)           274,273         274,268
SunTrust Bank
  0.81%, 01/02/04                         (6)           342,841         342,841
Toronto-Dominion Bank
  1.41%, 11/01/04                         (6)           205,705         205,688
-------------------------------------------------------------------------------
                                                                      1,988,373
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.27%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.02%, 01/02/04                         (6)           822,820         822,820
Merrill Lynch
  0.98%, 01/02/04                         (6)           274,273         274,273
  0.98%, 01/02/04                         (6)           274,273         274,273
  1.00%, 01/02/04                         (6)           548,546         548,546
-------------------------------------------------------------------------------
                                                                      1,919,912
-------------------------------------------------------------------------------

COMMERCIAL PAPER--1.26%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
  1.09%, 01/07/04                         (6)           137,137         137,116
  1.09%, 01/09/04                         (6)           137,137         137,108
  1.10%, 01/20/04                         (6)           137,137         137,061
Amsterdam Funding Corp.
  1.09%, 01/07/04                         (6)           137,137         137,116
  1.09%, 01/20/04                         (6)           137,137         137,062
Barton Capital Corp.
  1.09%, 01/13/04                         (6)            82,282          82,255
Edison Asset Securitization
  1.09%, 01/23/04                         (6)           137,137         137,049
Falcon Asset Securitization
  1.09%, 01/16/04                         (6)           274,273         274,157
Jupiter Securitization Corp.
  1.09%, 01/14/04                         (6)           301,701         301,591
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                         (6)           246,846         246,771
Receivables Capital Corp.
  1.02%, 01/06/04                         (6)           172,713         172,693
-------------------------------------------------------------------------------
                                                                      1,899,979
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES--0.44%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                         (6)           205,705         204,844
  1.28%, 08/19/04                         (6)           109,709         108,812
Federal National Mortgage Association
  1.28%, 08/20/04                         (6)           356,555         353,626
-------------------------------------------------------------------------------
                                                                        667,282
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $24,812,003)                                                  24,812,003
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 115.86%
(Cost $168,948,479)                                                 175,129,234
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (15.86%)                          (23,969,853)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             $ 151,159,381
===============================================================================

(1)     Non-income earning securities.
(2) All or a portion of this security is segregated in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
(3) Issuer is an affiliate of the Master Portfolio's investment advisor. See Note 2.

(4) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)     Non-controlled affiliated issuer. See Note 2.
(6) All or a portion of this security represents investments of securities lending collateral.
(7) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER
PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

COMMON STOCKS--94.18%
ADVERTISING--0.39%
-------------------------------------------------------------------------------
ADVO Inc.                                                 5,033         159,848
APAC Customer Services Inc.               (1)             3,100           8,060
aQuantive, Inc.                           (1)             6,376          65,354
Catalina Marketing Corp.                  (1)             6,309         127,189
Donnelley (R.H.) Corp.                    (1)             3,363         133,982
Grey Global Group Inc.                                       81          55,327
MAIR Holdings Inc.                        (1)               975           7,098
ValueVision Media Inc. Class A            (1)             2,836          47,361
-------------------------------------------------------------------------------
                                                                        604,219
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.66%
-------------------------------------------------------------------------------
AAR Corp.                                 (1)             5,177          77,396
Curtiss-Wright Corp.                                      2,838         127,738
DRS Technologies Inc.                     (1)             4,076         113,231
Ducommun Inc.                             (1)             1,341          29,971
GenCorp. Inc.                                             5,121          55,153
HEICO Corp.                                               2,794          50,851
MTC Technologies Inc.                     (1)             1,001          32,252
Orbital Sciences Corp.                    (1)             7,023          84,416
Sequa Corp. Class A                       (1)               777          38,073
Teledyne Technologies Inc.                (1)             4,981          93,892
Titan Corp. (The)                         (1)            12,926         281,916
United Industrial Corp.                                   1,964          35,450
-------------------------------------------------------------------------------
                                                                      1,020,339
-------------------------------------------------------------------------------

AGRICULTURE--0.14%
-------------------------------------------------------------------------------
Delta & Pine Land Co.                                     6,156         156,362
DIMON Inc.                                                6,318          42,646
Maui Land & Pineapple Co. Inc.            (1)               325          11,238
-------------------------------------------------------------------------------
                                                                        210,246
-------------------------------------------------------------------------------

AIRLINES--0.89%
-------------------------------------------------------------------------------
Airtran Holdings Inc.                     (1)            11,605         138,099
Alaska Air Group Inc.                     (1)             4,036         110,142
American West Holdings Corp. Class B      (1)             4,692          58,181
AMR Corp.                                 (1)            25,319         327,881
Atlantic Coast Airlines Holdings Inc.     (1)             6,547          64,815
Continental Airlines Inc. Class B         (1)            10,821         176,058
ExpressJet Holdings Inc.                  (1)             5,268          79,020
Frontier Airlines Inc.                    (1)             5,435          77,503
Mesa Air Group Inc.                       (1)             4,198          52,559
Northwest Airlines Corp.                  (1)             9,426         118,956
SkyWest Inc.                                              9,734         176,380
-------------------------------------------------------------------------------
                                                                      1,379,594
-------------------------------------------------------------------------------

APPAREL--0.54%
-------------------------------------------------------------------------------
Cherokee Inc.                                               684          15,554
Gymboree Corp.                            (1)             4,591          79,103
K-Swiss Inc. Class A                                      4,236         101,918
OshKosh B'Gosh Inc. Class A                               1,676          35,967
Oxford Industries Inc.                                    2,128          72,097
Phillips-Van Heusen Corp.                                 4,643          82,367
Quiksilver Inc.                           (1)             8,795         155,935
Russell Corp.                                             4,430          77,791
Skechers U.S.A. Inc. Class A              (1)             3,295          26,854
Stride Rite Corp.                                         6,040          68,735
Unifi Inc.                                (1)             7,000          45,150
Warnaco Group Inc. (The)                  (1)             5,062          80,739
-------------------------------------------------------------------------------
                                                                        842,210
-------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.50%
-------------------------------------------------------------------------------
A.S.V. Inc.                               (1)             1,053          39,340
Aftermarket Technology Corp.              (1)             1,690          23,187
CLARCOR Inc.                                              4,372         192,805
Dura Automotive Systems Inc.              (1)             1,927          24,608
Oshkosh Truck Corp.                                       5,054         257,906
Raytech Corp.                             (1)             4,853          16,112
Smith (A.O.) Corp.                                        2,715          95,161
Wabash National Corp.                     (1)             4,491         131,586
-------------------------------------------------------------------------------
                                                                        780,705
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.75%
-------------------------------------------------------------------------------
Bandag Inc.                                               1,865          76,838
Collins & Aikman Corp.                    (1)             7,746          33,540
Cooper Tire & Rubber Co.                                 10,594         226,500
Goodyear Tire & Rubber Co. (The)          (1)            23,205         182,391
Modine Manufacturing Co.                                  3,789         102,227
Standard Motor Products Inc.                              2,241          27,228
Strattec Security Corp.                   (1)               325          19,796
Superior Industries International Inc.                    3,553         154,627
Tenneco Automotive Inc.                   (1)             6,574          43,980
Tower Automotive Inc.                     (1)            10,469          71,503
Visteon Corp.                                            20,958         218,173
-------------------------------------------------------------------------------
                                                                      1,156,803
-------------------------------------------------------------------------------

BANKS--10.69%
-------------------------------------------------------------------------------
ABC Bancorp                                               1,196          19,100
Alabama National Bancorp                                  1,740          91,437
Allegiant Bancorp Inc.                                    2,704          75,847
AMCORE Financial Inc.                                     3,903         105,459
American National Bankshares Inc.                           891          23,594
Anchor BanCorp Wisconsin Inc.                             3,564          88,744
Arrow Financial Corp.                                     1,504          41,766
BancFirst Corp.                                             418          24,537
BancTrust Financial Group Inc.                            2,912          46,650
Bank Mutual Corp.                                         5,892          67,108
Bank of Granite Corp.                                     1,851          40,315
Bank of the Ozarks Inc.                                   1,244          28,002
BankAtlantic Bancorp Inc. Class A                         7,354         139,726
BankUnited Financial Corp. Class A        (1)             4,632         119,459
Banner Corp.                                              2,140          53,821
Bay View Capital Corp.                                   11,827          25,310
Berkshire Hills Bancorp Inc.                              1,238          44,816

Boston Private Financial Holdings Inc.                    3,945          97,994
Brookline Bancorp Inc.                                    9,586         147,049
Bryn Mawr Bank Corp.                                        650          15,918
BSB Bancorp Inc.                                          2,053          81,093
C&F Financial Corp.                                         202           8,019
Camco Financial Corp.                                       655          11,351
Camden National Corp.                                     1,844          55,984
Capital City Bank Group Inc.                              1,062          48,841
Capital Corporation of the West           (1)               499          19,780
Capitol Bancorp Ltd.                                      1,935          54,954
Cascade Bancorp                                           3,709          71,435
Cathay General Bancorp                                    3,597         200,281
CB Bancshares Inc.                                          861          54,673
CCBT Financial Companies Inc.                             1,768          61,792
Central Coast Bancorp                     (1)               558          10,122
Central Pacific Financial Corp.                           3,012          90,480
Century Bancorp Inc. Class A                                301          10,673
CFS Bancorp Inc.                                          1,866          27,691
Charter Financial Corp.                                     325          12,113
Chemical Financial Corp.                                  3,606         131,222
Chittenden Corp.                                          5,959         200,461
Citizens Banking Corp.                                    7,302         238,921
Citizens First Bancorp Inc.                               1,636          37,301
Citizens South Banking Corp.                              1,041          14,522
City Bank                                                 2,612          85,647
City Holding Co.                                          2,644          92,540
CNB Financial Corp.                                         375          15,780
Coastal Bancorp Inc.                                      1,270          52,210
Coastal Financial Corp.                                   3,833          67,729
CoBiz Inc.                                                1,248          22,988
Columbia Bancorp                                            905          28,915
Columbia Banking System Inc.                              2,111          45,724
Commercial Capital Bancorp Inc.           (1)             1,378          29,503
Commercial Federal Corp.                                  7,715         206,068
Community Bank System Inc.                                2,410         118,090
Community Banks Inc.                                      1,247          49,020
Community First Bankshares Inc.                           6,221         180,036
Community Trust Bancorp Inc.                              1,501          45,330
Connecticut Bankshares Inc.                               2,388         123,078
Corus Bankshares Inc.                                     2,540          80,162
CVB Financial Corp.                                       5,685         109,660
Dime Community Bancshares                                 3,609         111,013
East West Bancorp Inc.                                    4,188         224,812
Eastern Virginia Bankshares                               1,305          37,923
ESB Financial Corp.                                         570           9,342
EverTrust Financial Group Inc.                              850          27,064
Farmers Capital Bank Corp.                                2,162          73,530
FFLC Bancorp Inc.                                           463          13,311
Fidelity Bankshares Inc.                                  2,365          74,261
Financial Institutions Inc.                               1,091          30,799
First Bancorp (North Carolina)                              767          24,091
First Busey Corp. Class A                                   984          26,568
First Charter Corp.                                       4,475          87,486
First Citizens Banc Corp.                                 1,722          48,750
First Citizens BancShares Inc. Class A                      747          90,783
First Commonwealth Financial Corp.                        9,754         139,092
First Community Bancorp                                   1,856          67,076
First Community Bancshares Inc.                           1,532          50,801

First Defiance Financial Corp.                            1,037          27,636
First Essex Bancorp Inc.                                  1,295          75,291
First Federal Capital Corp.                               3,180          71,614
First Financial Bancorp                                   4,473          71,344
First Financial Bankshares Inc.                           1,980          82,566
First Financial Corp.                                     1,752          52,578
First Financial Holdings Inc.                             1,593          49,797
First Indiana Corp.                                       1,428          26,775
First M&F Corp.                                             499          18,912
First Merchants Corp.                                     2,621          66,888
First National Corp.                                      1,233          37,002
First Niagara Financial Group Inc.                       11,430         170,421
First Oak Brook Bancshares Class A                        1,022          30,670
First of Long Island Corp.                                1,152          49,536
First Place Financial Corp.                               1,617          31,580
First Republic Bank                                       2,213          79,225
First Sentinel Bancorp Inc.                               3,195          67,287
1st Source Corp.                                          1,803          38,783
First State Bancorp                                       1,321          45,905
FIRSTFED AMERICA BANCORP INC.                             3,195          83,166
FirstFed Financial Corp.                  (1)             3,076         133,806
Flagstar Bancorp Inc.                                     4,811         103,052
FloridaFirst Bancorp Inc.                                   705          23,335
Flushing Financial Corp.                                  2,332          42,629
FNB Corp. (North Carolina)                                  333           7,053
FNB Corp. (Virginia)                                        658          19,543
Franklin Financial Corp.                                    357          10,967
Frontier Financial Corp.                                  2,167          71,858
GA Financial Inc.                                         1,747          60,673
GB&T Bancshares Inc.                                        513          12,122
German American Bancorp                                     938          16,415
Glacier Bancorp Inc.                                      2,959          95,872
Gold Bancorp Inc.                                         6,306          88,662
Great Southern Bancorp Inc.                                 839          38,904
Greater Bay Bancorp                                       8,813         250,994
Greene County Bancshares Inc.                               597          13,898
Hancock Holding Co.                                       2,383         130,040
Hanmi Financial Corp.                                       975          19,276
Harbor Florida Bancshares Inc.                            2,966          88,120
Harleysville National Corp.                               3,387         101,949
Hawthorne Financial Corp.                 (1)             1,932          54,057
Heartland Financial USA Inc.                              1,488          27,677
Heritage Commerce Corp.                   (1)               939          11,503
Heritage Financial Corp.                                    739          16,169
Hudson River Bancorp Inc.                                 2,353          91,838
Humboldt Bancorp                                          1,696          29,714
IBERIABANK Corp.                                          1,233          72,747
IBT Bancorp Inc.                                            512          30,326
Independent Bank Corp. (Massachusetts)                    2,296          66,171
Independent Bank Corp. (Michigan)                         3,212          91,092
Integra Bank Corp.                                        1,861          40,899
Interchange Financial Services Corp.                      1,718          43,465
Irwin Financial Corp.                                     3,030          95,142
ITLA Capital Corp.                        (1)               725          36,322
Klamath First Bancorp Inc.                                  840          22,294
Lakeland Bancorp Inc.                                     1,840          29,550
Lakeland Financial Corp.                                    741          26,172
Local Financial Corp.                     (1)             2,745          57,206

LSB Bancshares Inc.                                         731          12,719
Macatawa Bank Corp.                                       1,195          33,830
MAF Bancorp Inc.                                          4,684         196,260
Main Street Banks Inc.                                    1,741          46,136
MainSource Financial Group Inc.                             733          22,478
Massbank Corp.                                              831          35,401
MB Financial Inc.                                         2,715          98,826
MBT Financial Corp.                                         815          13,456
Medallion Financial Corp.                                 2,186          20,745
Mercantile Bank Corp.                                     1,124          41,026
Merchants Bancshares Inc.                                   569          17,383
Mid-State Bancshares                                      3,845          97,817
Midwest Banc Holdings Inc.                                1,543          34,332
MutualFirst Financial Inc.                                  507          12,847
Nara Bancorp Inc.                                         1,684          45,973
NASB Financial Inc.                                       1,427          59,806
National Bankshares Inc.                                  1,362          67,242
National Penn Bancshares Inc.                             3,482         111,842
NBC Capital Corp.                                         1,916          51,100
NBT Bancorp Inc.                                          4,948         106,085
Net.B@nk Inc.                                             7,544         100,712
Northern States Financial Corp.                           1,590          45,538
Northwest Bancorp Inc.                                    1,573          33,599
OceanFirst Financial Corp.                                1,784          48,453
Ocwen Financial Corp.                     (1)             5,943          52,655
Old Point Financial Corp.                                 1,180          37,465
Old Second Bancorp Inc.                                     901          44,599
Omega Financial Corp.                                     1,078          41,492
Oneida Financial Corp.                                    1,072          23,703
Oriental Financial Group Inc.                             2,935          75,424
PAB Bankshares Inc.                                       1,664          25,859
Pacific Capital Bancorp                                   5,759         212,046
Pacific Union Bank                                          975          24,892
Parkvale Financial Corp.                                    591          15,868
Patriot Bank Corp.                                        1,569          44,889
Peapack-Gladstone Financial Corp.                           986          30,566
PennFed Financial Services Inc.                             789          26,431
PennRock Financial Services Corp.                           912          28,345
Penns Woods Bancorp Inc.                                    257          12,002
Peoples Bancorp Inc.                                      2,010          59,315
Peoples Holding Co.                                       1,794          59,202
PFF Bancorp Inc.                                          2,395          86,891
PrivateBancorp Inc.                                       1,353          61,589
Prosperity Bancshares Inc.                                1,870          42,112
Provident Bancorp Inc.                                      654          30,738
Provident Bankshares Corp.                                4,235         124,678
Provident Financial Holdings Inc.                           444          16,104
Provident Financial Services Inc.                         8,125         153,562
Quaker City Bancorp Inc.                                    718          33,423
R&G Financial Corp. Class B                               3,465         137,907
Republic Bancorp Inc.                                     8,386         113,127
Republic Bancorp Inc. Class A                             1,064          20,791
Republic Bancshares Inc.                                  2,157          67,881
Resource Bankshares Corp.                                   885          27,904
Riggs National Corp.                                      3,174          52,466
Royal Bancshares of Pennsylvania Class A                    517          13,183
S&T Bancorp Inc.                                          4,376         130,842
Sandy Spring Bancorp Inc.                                 2,268          84,823

Santander BanCorp                                         1,314          31,996
Seacoast Banking Corp. of Florida                         1,360          23,610
Second Bancorp Inc.                                         893          23,575
Shore Bancshares Inc.                                     1,644          62,620
Silicon Valley Bancshares                 (1)             5,073         182,983
Simmons First National Corp. Class A                      1,613          45,003
Sound Federal Bancorp Inc.                                1,846          28,779
SoundView Technology Group Inc.           (1)             3,338          51,706
South Financial Group Inc. (The)                          9,857         274,616
Southern Financial Bancorp Inc.                           1,300          55,991
Southside Bancshares Inc.                                 1,040          19,240
Southwest Bancorp Inc.                                    1,561          27,911
Southwest Bancorp of Texas Inc.                           4,961         192,735
State Bancorp Inc.                                        1,278          31,004
State Financial Services Corp. Class A                      821          21,806
Staten Island Bancorp Inc.                                8,778         197,505
Sterling Bancorp (New York)                               2,718          77,463
Sterling Bancshares Inc.                                  5,936          79,127
Sterling Financial Corp. (Pennsylvania)                   2,577          71,512
Sterling Financial Corp. (Washington)     (1)             2,358          80,714
Suffolk Bancorp                                           1,104          38,121
Summit Bancshares Inc.                                      876          24,405
Sun Bancorp Inc. (New Jersey)             (1)               988          26,083
Sun Bancorp Inc. (Pennsylvania)                             771          14,618
Susquehanna Bancshares Inc.                               6,578         164,516
SY Bancorp Inc.                                           2,066          42,477
Texas Regional Bancshares Inc. Class A                    4,320         159,840
TierOne Corp.                             (1)             3,764          86,421
Tompkins Trustco Inc.                                     1,188          54,707
TriCo Bancshares                                          1,072          33,832
Troy Financial Corp.                                      1,487          52,045
Trust Co. of New Jersey (The)                             3,304         131,103
TrustCo Bank Corp. NY                                    10,347         136,063
UCBH Holdings Inc.                                        7,264         283,078
UMB Financial Corp.                                       2,505         119,088
Umpqua Holdings Corp.                                     4,731          98,357
Union Bankshares Corp.                                      958          29,219
United Community Banks Inc.                               3,000          98,700
United Community Financial Corp.                          4,310          49,177
United National Bancorp                                   3,162         112,978
United Security Bancshares                                  724          19,751
United Security Bancshares Inc.                           2,116          61,258
Unizan Financial Corp.                                    3,655          74,014
USB Holding Co. Inc.                                      2,720          52,741
Virginia Financial Group Inc.                               799          28,380
W Holding Co. Inc.                                       11,227         208,934
Warwick Community Bancorp                                   900          30,960
Washington Trust Bancorp Inc.                             1,573          41,213
Wayne Bancorp Inc.                                        2,210          59,522
Waypoint Financial Corp.                                  5,303         115,022
WesBanco Inc.                                             2,904          80,412
West Bancorporation                                       1,703          29,462
West Coast Bancorp                                        2,148          45,838
Westcorp Inc.                                             2,718          99,343
Western Sierra Bancorp                    (1)               352          16,544
Westfield Financial Inc.                                  1,328          31,553
Willow Grove Bancorp Inc.                                 1,512          26,853
Wintrust Financial Corp.                                  3,476         156,768

WSFS Financial Corp.                                        937          42,024
Yardville National Bancorp                                1,841          47,387
-------------------------------------------------------------------------------
                                                                     16,545,114
-------------------------------------------------------------------------------

BEVERAGES--0.12%
-------------------------------------------------------------------------------
Boston Beer Co. Inc. Class A              (1)               731          13,260
Coca-Cola Bottling Co. Consolidated                         413          22,091
Farmer Brothers Co.                                          81          25,211
Peet's Coffee & Tea Inc.                  (1)             1,893          32,957
Robert Mondavi Corp. (The) Class A        (1)             1,527          59,309
Standard Commercial Corp.                                 1,945          39,036
-------------------------------------------------------------------------------
                                                                        191,864
-------------------------------------------------------------------------------

BIOTECHNOLOGY--1.29%
-------------------------------------------------------------------------------
ACLARA BioSciences Inc.                   (1)             4,173          15,231
Alexion Pharmaceuticals Inc.              (1)             3,506          59,672
Applera Corp. - Celera Genomics Group     (1)            11,570         160,939
Arena Pharmaceuticals Inc.                (1)             3,220          19,964
Ariad Pharmaceuticals Inc.                (1)             6,730          50,138
Cambrex Corp.                                             3,431          86,667
Ciphergen Biosystems Inc.                 (1)             3,738          42,015
CryoLife Inc.                             (1)             2,192          12,670
CuraGen Corp.                             (1)             6,419          47,051
deCODE genetics Inc.                      (1)             7,259          59,451
Diversa Corp.                             (1)             3,786          35,020
Encysive Pharmaceuticals Inc.             (1)             8,509          76,156
Exact Sciences Corp.                      (1)             2,230          22,568
Exelixis Inc.                             (1)             7,270          51,472
Gene Logic Inc.                           (1)             6,236          32,365
Genencor International Inc.               (1)             1,115          17,561
Immunomedics Inc.                         (1)             8,896          40,566
Incyte Corp.                              (1)            10,933          74,782
Integra LifeSciences Holdings Corp.       (1)             2,850          81,595
Kosan Biosciences Inc.                    (1)             2,642          26,050
Lexicon Genetics Inc.                     (1)             5,645          33,249
Maxygen Inc.                              (1)             3,631          38,598
Myriad Genetics Inc.                      (1)             4,936          63,477
Nektar Therapeutics                       (1)             7,593         103,341
Regeneration Technologies Inc.            (1)             3,559          39,007
Regeneron Pharmaceuticals Inc.            (1)             6,317          92,923
Repligen Corp.                            (1)             6,466          28,256
Savient Pharmaceuticals Inc.              (1)             9,704          44,735
Seattle Genetics Inc.                     (1)             3,521          30,210
Sirna Therapeutics Inc.                   (1)             1,307           6,796
TECHNE Corp.                              (1)             6,748         254,939
Telik Inc.                                (1)             6,496         149,473
Third Wave Technologies Inc.              (1)             3,928          17,872
Transkaryotic Therapies Inc.              (1)             5,144          80,298
-------------------------------------------------------------------------------
                                                                      1,995,107
-------------------------------------------------------------------------------

BUILDING MATERIALS--0.90%
-------------------------------------------------------------------------------
Aaon Inc.                                 (1)             1,688          32,762
Apogee Enterprises Inc.                                   3,549          40,281
Centex Construction Products Inc.                         1,032          62,199
Ceradyne Inc.                             (1)             1,321          44,993
Drew Industries Inc.                      (1)             1,481          41,172
ElkCorp                                                   3,527          94,171
Genlyte Group Inc. (The)                  (1)             1,698          99,129

Integrated Electrical Services Inc.       (1)             4,599          42,541
Lennox International Inc.                                 6,956         116,165
LSI Industries Inc.                                       1,441          19,454
Lydall Inc.                               (1)             2,290          23,335
Mestek Inc.                               (1)               655          12,615
NCI Building Systems Inc.                 (1)             3,807          90,987
Simpson Manufacturing Co. Inc.            (1)             2,490         126,641
Texas Industries Inc.                                     3,912         144,744
Trex Co. Inc.                             (1)             1,427          54,197
USG Corp.                                 (1)             6,094         100,978
York International Corp.                                  6,568         241,702
-------------------------------------------------------------------------------
                                                                      1,388,066
-------------------------------------------------------------------------------

CHEMICALS--2.00%
-------------------------------------------------------------------------------
Aceto Corp.                                               1,730          44,184
Albemarle Corp.                                           5,459         163,606
Arch Chemicals Inc.                                       3,605          92,504
Calgon Carbon Corp.                                       5,956          36,987
Crompton Corp.                                           17,473         125,281
Ethyl Corp.                               (1)             2,810          61,455
Ferro Corp.                                               5,888         160,212
Fuller (H.B.) Co.                                         4,798         142,693
Georgia Gulf Corp.                                        4,588         132,501
Grace (W.R.) & Co.                        (1)             6,777          17,417
Great Lakes Chemical Corp.                                6,031         163,983
Gundle/SLT Environmental Inc.             (1)               821          17,044
Hercules Inc.                             (1)            13,866         169,165
IMC Global Inc.                                          16,707         165,901
Kronos Worldwide Inc.                     (1)               666          14,785
MacDermid Inc.                                            4,270         146,205
Millennium Chemicals Inc.                                10,618         134,636
Minerals Technologies Inc.                                2,940         174,195
Myers Industries Inc.                                     2,919          35,378
NL Industries Inc.                                        1,332          15,584
Octel Corp.                                               1,889          37,194
Olin Corp.                                                8,697         174,462
OM Group Inc.                             (1)             4,563         119,505
OMNOVA Solutions Inc.                     (1)             3,688          17,702
PolyOne Corp.                             (1)            13,749          87,856
Quaker Chemical Corp.                                     1,181          36,316
Raven Industries Inc.                                     1,175          34,662
Rogers Corp.                              (1)             2,801         123,580
Schulman (A.) Inc.                                        4,714         100,502
Spartech Corp.                                            3,767          92,819
Stepan Co.                                                1,151          29,523
SurModics Inc.                            (1)             2,153          51,457
Symyx Technologies Inc.                   (1)             3,793          77,946
Valhi Inc.                                                3,277          49,024
Wellman Inc.                                              5,256          53,664
-------------------------------------------------------------------------------
                                                                      3,099,928
-------------------------------------------------------------------------------

COAL--0.17%
-------------------------------------------------------------------------------
KFx Inc.                                  (1)             3,815          28,803
Massey Energy Co.                                        10,024         208,499
Westmoreland Coal Co.                     (1)             1,533          26,827
-------------------------------------------------------------------------------
                                                                        264,129
-------------------------------------------------------------------------------

COMMERCIAL SERVICES--4.11%
-------------------------------------------------------------------------------
Aaron Rents Inc.                                          4,266          85,875
ABM Industries Inc.                                       6,539         113,844
Actuant Corp. Class A                     (1)             3,526         127,641
Administaff Inc.                          (1)             3,254          56,555
Advisory Board Co. (The)                  (1)             1,602          55,926
Albany Molecular Research Inc.            (1)             4,187          62,889
Alderwoods Group Inc.                     (1)             6,488          61,117
AMN Healthcare Services Inc.              (1)             2,294          39,365
Arbitron Inc.                             (1)             5,223         217,904
Armor Holdings Inc.                       (1)             3,577          94,111
Atrix Laboratories Inc.                   (1)             3,568          85,775
Blue Rhino Corp.                          (1)             2,025          28,127
Bowne & Co. Inc.                                          5,670          76,885
Bright Horizons Family Solutions Inc.     (1)             1,866          78,372
Brink's Co. (The)                                         9,112         206,022
CDI Corp.                                                 2,016          66,024
Central Parking Corp.                                     3,232          48,254
Charles River Associates Inc.             (1)             1,227          39,252
Clark Inc.                                (1)             3,238          62,299
Clean Harbors Inc.                        (1)               762           6,789
Coinstar Inc.                             (1)             3,539          63,914
Consolidated Graphics Inc.                (1)             2,004          63,286
Cornell Companies Inc.                    (1)             2,101          28,679
CorVel Corp.                              (1)             1,015          38,164
CoStar Group Inc.                         (1)             2,502         104,283
CPI Corp.                                                 1,630          32,942
Cross Country Healthcare Inc.             (1)             3,359          50,116
Electro Rent Corp.                        (1)             1,915          25,546
Euronet Worldwide Inc.                    (1)             2,741          49,338
Exult Inc.                                (1)             6,055          43,112
First Consulting Group Inc.               (1)             1,625           9,149
FTI Consulting Inc.                       (1)             6,806         159,056
Gartner Inc. Class A                      (1)            12,808         144,858
Gevity HR Inc.                                            2,244          49,907
GSI Commerce Inc.                         (1)             2,642          25,789
Harris Interactive Inc.                   (1)             6,158          51,111
Healthcare Services Group Inc.                            1,309          25,251
Heidrick & Struggles International Inc.   (1)             2,932          63,918
Horizon Offshore Inc.                     (1)             5,167          22,735
Hudson Highland Group Inc.                (1)             1,682          40,116
Insurance Auto Auctions Inc.              (1)             1,809          23,607
iPayment Holdings Inc.                    (1)             1,219          41,446
j2 Global Communications Inc.             (1)             2,648          65,591
Kelly Services Inc. Class A                               2,997          85,534
Korn/Ferry International                  (1)             5,905          78,773
Kroll Inc.                                (1)             5,684         147,784
Labor Ready Inc.                          (1)             6,380          83,578
Landauer Inc.                                             1,485          60,558
Learning Tree International Inc.          (1)             1,775          30,867
Mail-Well Inc.                            (1)             7,256          33,450
MAXIMUS Inc.                              (1)             2,701         105,690
McGrath Rentcorp                                            975          26,569
Medical Staffing Network Holdings Inc.    (1)             2,709          29,664
MedQuist Inc.                             (1)             1,900          30,514
Midas Inc.                                (1)             3,086          44,130
Mobile Mini Inc.                          (1)             2,088          41,175
Monro Muffler Brake Inc.                  (1)             1,319          26,393
MPS Group Inc.                            (1)            14,572         136,248

Navigant Consulting Co.                   (1)             7,303         137,735
NetRatings Inc.                           (1)               893          10,207
PDI Inc.                                  (1)             1,267          33,968
Petroleum Helicopters Inc.                (1)             1,069          26,190
Pharmacopeia Inc.                         (1)             4,141          58,844
Plexus Corp.                              (1)             6,957         119,452
Pre-Paid Legal Services Inc.              (1)             2,865          74,834
PRG-Schultz International Inc.            (1)             7,201          35,285
Princeton Review Inc. (The)               (1)             1,381          13,465
Quanta Services Inc.                      (1)            11,341          82,789
Rent-Way Inc.                             (1)             3,315          27,150
Resources Connection Inc.                 (1)             3,220          87,938
Rewards Network Inc.                      (1)             4,317          46,019
Right Management Consultants Inc.         (1)             2,636          49,188
Rollins Inc.                                              3,435          77,459
Roto-Rooter Inc.                                          1,656          76,342
SFBC International Inc.                   (1)             1,346          35,750
SM&A                                      (1)             2,974          34,796
Sotheby's Holdings Inc. Class A           (1)             7,740         105,728
SOURCECORP Inc.                           (1)             2,735          70,098
Spherion Corp.                            (1)            10,512         102,912
Stewart Enterprises Inc. Class A          (1)            16,256          92,334
Strayer Education Inc.                                    1,732         188,494
Sylvan Learning Systems Inc.              (1)             5,917         170,350
TeleTech Holdings Inc.                    (1)             6,299          71,179
Trimeris Inc.                             (1)             2,269          47,604
Tyler Technologies Inc.                   (1)             6,452          62,133
United Rentals Inc.                       (1)             8,928         171,953
URS Corp.                                 (1)             2,971          74,305
Volt Information Sciences Inc.            (1)             1,585          35,821
Wackenhut Corrections Corp.               (1)             2,150          49,020
Watson Wyatt & Co. Holdings               (1)             5,640         136,206
Wireless Facilities Inc.                  (1)             5,606          83,305
World Fuel Services Corp.                                 2,261          76,761
-------------------------------------------------------------------------------
                                                                      6,361,481
-------------------------------------------------------------------------------

COMPUTERS--5.37%
-------------------------------------------------------------------------------
ActivCard Corp.                           (1)             4,709          37,107
Activision Inc.                           (1)            14,302         260,296
Advanced Digital Information Corp.        (1)            10,351         144,914
Advent Software Inc.                      (1)             5,139          89,573
Agile Software Corp.                      (1)             6,945          68,755
Agilysys Inc.                                             4,324          48,213
ANSYS Inc.                                (1)             2,551         101,275
Anteon International Corp.                (1)             3,151         113,594
Ask Jeeves Inc.                           (1)             6,132         111,112
Aspen Technology Inc.                     (1)             5,833          59,847
autobytel.com Inc.                        (1)             5,393          48,968
BARRA Inc.                                                2,641          93,729
Black Box Corp.                                           2,805         129,226
CACI International Inc. Class A           (1)             4,728         229,875
CCC Information Services Group Inc.       (1)             2,637          44,565
CIBER Inc.                                (1)             7,751          67,124
Computer Network Technology Corp.         (1)             4,470          42,644
Concur Technologies Inc.                  (1)             3,705          35,864
Concurrent Computer Corp.                 (1)            11,861          51,833
Cray Inc.                                 (1)            10,884         108,078
CyberGuard Corp.                          (1)             1,974          17,213

Datastream Systems Inc.                   (1)             1,625          12,756
Dendrite International Inc.               (1)             4,554          71,361
Digimarc Corp.                            (1)             2,162          28,755
Digital River Inc.                        (1)             4,687         103,583
Digitas Inc.                              (1)             2,856          26,618
Dot Hill Systems Corp.                    (1)             5,639          85,431
Drexler Technology Corp.                  (1)             1,352          18,482
DSP Group Inc.                            (1)             4,762         118,621
E.piphany Inc.                            (1)             9,147          65,950
Echelon Corp.                             (1)             4,912          54,720
Eclipsys Corp.                            (1)             5,593          65,103
eCollege.com Inc.                         (1)             2,374          43,824
Electronics For Imaging Inc.              (1)             7,327         190,649
Enterasys Networks Inc.                   (1)            35,632         133,620
Entrust Inc.                              (1)             8,710          35,537
Epicor Software Corp.                     (1)             6,664          85,033
Extreme Networks Inc.                     (1)            15,800         113,918
FalconStor Software Inc.                  (1)             5,259          45,964
Gateway Inc.                              (1)            33,557         154,362
Group 1 Software Inc.                     (1)             1,424          25,091
Hypercom Corp.                            (1)             6,440          30,654
Hyperion Solutions Corp.                  (1)             6,601         198,954
IDX Systems Corp.                         (1)             2,686          72,039
iGATE Corp.                               (1)             1,787          14,028
InFocus Corp.                             (1)             6,096          59,009
infoUSA Inc.                              (1)             4,262          31,624
Integral Systems Inc.                                     1,490          32,065
InterCept Inc.                            (1)             3,099          34,988
Intergraph Corp.                          (1)             7,732         184,949
Internet Security Systems Inc.            (1)             6,040         113,733
Interwoven Inc                            (1)             6,746          85,269
Iomega Corp.                                              9,795          58,574
Keynote Systems Inc.                      (1)             2,858          34,010
Komag Inc.                                (1)             3,500          51,205
Kronos Inc.                               (1)             4,982         197,337
Lexar Media Inc.                          (1)             9,999         174,283
Lionbridge Technologies Inc.              (1)             5,051          48,540
LookSmart Ltd.                            (1)            10,621          16,463
MAPICS Inc.                               (1)             2,764          36,181
Mentor Graphics Corp.                     (1)            10,621         154,429
MICROS Systems Inc.                       (1)             2,656         115,164
Midway Games Inc.                         (1)             6,937          26,916
Mindspeed Technologies Inc.               (1)            15,264         104,558
Mobius Management Systems Inc.            (1)             1,306          16,521
MSC.Software Corp.                        (1)             4,101          38,754
MTS Systems Corp.                                         3,312          63,690
Neoware Systems Inc.                      (1)             2,544          34,853
NetScout Systems Inc.                     (1)             3,641          27,672
Network Equipment Technologies Inc.       (1)             4,583          50,413
Nuance Communications Inc.                (1)             3,891          29,727
NYFIX Inc.                                (1)             3,981          31,649
Overland Storage Inc.                     (1)             1,694          31,847
Packeteer Inc.                            (1)             4,198          71,282
PalmOne Inc.                              (1)             6,526          76,681
PC-Tel Inc.                               (1)             3,007          31,904
PEC Solutions Inc.                        (1)             1,918          32,510
Pegasus Solutions Inc.                    (1)             3,929          41,137
Pemstar Inc.                              (1)             5,809          19,112

Perot Systems Corp. Class A               (1)            12,231         164,874
Planar Systems Inc.                       (1)             2,434          59,195
Progress Software Corp.                   (1)             4,535          92,786
QAD Inc.                                  (1)             1,702          20,867
Quantum Corp.                             (1)            29,992          93,575
Quest Software Inc.                       (1)             6,003          85,243
Radiant Systems Inc.                      (1)             2,472          20,790
RadiSys Corp.                             (1)             2,965          49,990
Rainbow Technologies Inc.                 (1)             3,654          41,144
Redback Networks Inc.                     (1)            13,400           3,095
Retek Inc.                                (1)             8,609          79,892
RSA Security Inc.                         (1)             8,158         115,844
Safeguard Scientifics Inc.                (1)            23,360          94,374
SafeNet Inc.                              (1)             1,833          56,401
Sanchez Computer Associates Inc.          (1)             1,625           6,744
Sapient Corp.                             (1)            13,665          76,524
ScanSoft Inc.                             (1)            13,184          70,139
ScanSource Inc.                           (1)             1,902          86,769
Secure Computing Corp.                    (1)             6,208         111,185
Sigma Designs Inc.                        (1)             2,729          20,549
Silicon Graphics Inc.                     (1)            19,000          26,030
Silicon Storage Technology Inc.           (1)            13,262         145,882
Sonic Solutions Inc.                      (1)             2,529          38,694
SonicWALL Inc.                            (1)             8,661          67,556
SRA International Inc. Class A            (1)             1,613          69,520
SS&C Technologies Inc.                                    1,312          36,670
Stratasys Inc.                            (1)             1,298          35,370
Sykes Enterprises Inc.                    (1)             3,711          31,766
Synaptics Inc.                            (1)             3,109          46,573
Syntel Inc.                                                 885          21,868
Systems & Computer Technology Corp.       (1)             6,229         101,844
THQ Inc.                                  (1)             5,869          99,245
Tier Technologies Inc. Class B            (1)             2,086          17,043
Transaction Systems Architects Inc.
 Class A                                  (1)             5,726         129,579
TTM Technologies Inc.                     (1)             3,511          59,266
Verity Inc.                               (1)             3,502          58,448
Verso Technologies Inc.                   (1)            29,650          95,769
WatchGuard Technologies Inc.              (1)             4,991          29,048
-------------------------------------------------------------------------------
                                                                      8,316,058
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.06%
-------------------------------------------------------------------------------
Chattem Inc.                              (1)             2,365          42,333
Elizabeth Arden Inc.                      (1)             2,360          47,011
Revlon Inc. Class A                       (1)             1,800           4,032
-------------------------------------------------------------------------------
                                                                         93,376
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.75%
-------------------------------------------------------------------------------
Advanced Energy Industries Inc.           (1)             2,974          77,473
Advanced Marketing Services Inc.                          2,537          28,922
Aviall Inc.                               (1)             5,542          85,956
Building Materials Holdings Corp.                         1,835          28,498
Central European Distribution Corp.       (1)               989          31,252
Handleman Co.                                             3,976          81,627
Hughes Supply Inc.                                        3,949         195,949
Keystone Automotive Industries Inc.       (1)             1,656          41,996
Owens & Minor Inc.                                        5,731         125,566
SCP Pool Corp.                            (1)             5,061         165,393
United Stationers Inc.                    (1)             4,979         203,741

Watsco Inc.                                               3,241          73,668
WESCO International Inc.                  (1)             2,105          18,629
-------------------------------------------------------------------------------
                                                                      1,158,670
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--1.68%
-------------------------------------------------------------------------------
Accredited Home Lenders Holding Co.       (1)             1,506          46,084
Advanta Corp. Class B                                     2,691          34,230
Affiliated Managers Group Inc.            (1)             3,496         243,287
Century Business Services Inc.            (1)            13,666          61,087
CharterMac                                                6,577         138,972
CompuCredit Corp.                         (1)             2,269          48,284
Credit Acceptance Corp.                   (1)             1,984          30,355
Digital Insight Corp.                     (1)             4,779         118,997
E-LOAN Inc.                               (1)             5,750          17,135
Federal Agricultural Mortgage Corp.       (1)             1,360          43,466
Financial Federal Corp.                   (1)             2,715          82,943
First Albany Companies Inc.                               1,028          14,433
Forrester Research Inc.                   (1)             2,275          40,654
Gabelli Asset Management Inc. Class A                     1,466          58,347
Gladstone Capital Corp.                                   1,629          36,408
Investment Technology Group Inc.          (1)             8,140         131,461
Knight Trading Group Inc.                 (1)            12,040         176,266
MCG Capital Corp.                                         4,017          78,331
MemberWorks Inc.                          (1)             1,313          35,674
Metris Companies Inc.                     (1)             6,178          27,430
National Processing Inc.                  (1)             1,640          38,622
NCO Group Inc.                            (1)             3,087          70,291
New Century Financial Corp.                               4,582         181,768
Phoenix Companies Inc.                                   15,718         189,245
Portfolio Recovery Associates Inc.        (1)             1,906          50,604
Resource America Inc. Class A                             1,478          22,170
S1 Corp.                                  (1)            12,143          97,751
Saxon Capital Inc.                        (1)             4,246          88,954
Seacoast Financial Services Corp.                         4,791         131,321
StarTek Inc.                                              1,983          80,887
SWS Group Inc.                                            2,657          47,295
WFS Financial Inc.                        (1)             2,090          88,741
World Acceptance Corp.                    (1)             2,711          53,976
-------------------------------------------------------------------------------
                                                                      2,605,469
-------------------------------------------------------------------------------

ELECTRIC--1.58%
-------------------------------------------------------------------------------
Allegheny Energy Inc.                     (1)            19,653         250,772
Avista Corp.                                              7,958         144,199
Black Hills Corp.                                         5,333         159,083
Central Vermont Public Service Corp.                      2,007          47,164
CH Energy Group Inc.                                      2,799         131,273
Cleco Corp.                                               7,555         135,839
CMS Energy Corp.                          (1)            24,776         211,092
El Paso Electric Co.                      (1)             7,146          95,399
Empire District Electric Co. (The)                        4,668         102,369
IDACORP Inc.                                              6,479         193,852
MGE Energy Inc.                                           2,359          74,332
Otter Tail Corp.                                          3,715          99,302
Plug Power Inc.                           (1)             4,859          35,228
PNM Resources Inc.                                        6,547         183,971
Sierra Pacific Resources                  (1)            18,551         136,164
UIL Holdings Corp.                                        2,156          97,236
UniSource Energy Corp.                                    5,383         132,745

Westar Energy Inc.                                       10,515         212,929
-------------------------------------------------------------------------------
                                                                      2,442,949
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.38%
-------------------------------------------------------------------------------
C&D Technologies Inc.                                     3,513          67,344
Encore Wire Corp.                         (1)             1,137          20,136
GrafTech International Ltd.               (1)            13,836         186,786
Medis Technologies Ltd.                   (1)             1,455          15,568
Power-One Inc.                            (1)            10,022         108,538
Superconductor Technologies Inc.          (1)             9,157          51,096
Wilson Greatbatch Technologies Inc.       (1)             3,323         140,463
-------------------------------------------------------------------------------
                                                                        589,931
-------------------------------------------------------------------------------

ELECTRONICS--4.72%
-------------------------------------------------------------------------------
Actel Corp.                               (1)             3,988          96,111
Aeroflex Inc.                             (1)             9,836         114,983
Analogic Corp.                                            1,151          47,191
Artesyn Technologies Inc.                 (1)             5,892          50,200
Artisan Components Inc.                   (1)             3,189          65,374
ATMI Inc.                                 (1)             4,623         106,976
Barnes Group Inc.                                         2,345          75,767
Bel Fuse Inc. Class B                                     1,537          50,152
Belden Inc.                                               4,009          84,550
Benchmark Electronics Inc.                (1)             6,673         232,287
Brady Corp. Class A                                       3,256         132,682
Cable Design Technologies Corp.           (1)             6,585          59,199
Cabot Microelectronics Corp.              (1)             3,070         150,430
Checkpoint Systems Inc.                   (1)             6,004         113,536
Cognex Corp.                                              5,819         164,329
Coherent Inc.                             (1)             4,871         115,930
Concord Camera Corp.                      (1)             4,430          40,977
CTS Corp.                                                 5,713          65,699
Cubic Corp.                                               2,308          53,084
Cymer Inc.                                (1)             5,775         266,747
Daktronics Inc.                           (1)             2,552          64,208
Diodes Inc.                               (1)             1,152          21,888
Dionex Corp.                              (1)             2,843         130,835
DuPont Photomasks Inc.                    (1)             2,064          49,825
EDO Corp.                                                 2,408          59,357
Electro Scientific Industries Inc.        (1)             4,683         111,455
Emerson Radio Corp.                       (1)             4,566          17,168
Energy Conversion Devices Inc.            (1)             3,035          27,406
ESS Technology Inc.                       (1)             4,834          82,226
Exar Corp.                                (1)             6,755         115,375
Excel Technology Inc.                     (1)             1,556          51,130
Fargo Electronics                         (1)             1,860          23,659
FEI Co.                                   (1)             4,155          93,487
FuelCell Energy Inc.                      (1)             6,059          78,767
General Cable Corp.                       (1)             6,171          50,294
Helix Technology Corp.                                    4,507          92,754
Herley Industries Inc.                    (1)             1,541          31,899
Hutchinson Technology Inc.                (1)             3,846         118,226
II-VI Inc.                                (1)             1,705          43,989
Innovex Inc.                              (1)             3,205          27,018
InVision Technologies Inc.                (1)             2,619          87,920
Keithley Instruments Inc.                                 2,105          38,521
KEMET Corp.                               (1)            14,250         195,082

Lifeline Systems Inc.                     (1)             1,322          25,118
Littelfuse Inc.                           (1)             3,401          98,017
Manufacturers Services Ltd.               (1)             4,021          24,448
Mattson Technology Inc.                   (1)             4,754          58,094
Mercury Computer Systems Inc.             (1)             3,764          93,724
Methode Electronics Inc. Class A                          5,183          63,388
Metrologic Instruments Inc.               (1)             1,215          32,805
Micrel Inc.                               (1)             9,309         145,034
Microsemi Corp.                           (1)             5,095         125,235
MKS Instruments Inc.                      (1)             4,416         128,064
Molecular Devices Corp.                   (1)             2,291          43,506
Moog Inc. Class A                         (1)             3,016         148,990
Nassda Corp.                              (1)             2,241          16,247
OSI Systems Inc.                          (1)             2,115          40,629
Park Electrochemical Corp.                                3,161          83,735
Photon Dynamics Inc.                      (1)             2,842         114,362
Photronics Inc.                           (1)             4,526          90,158
Power Integrations Inc.                   (1)             4,331         144,915
Rayovac Corp.                             (1)             5,748         120,421
REMEC Inc.                                (1)             9,733          81,855
Research Frontiers Inc.                   (1)             1,410          13,099
Richardson Electronics Ltd.                                 625           7,681
Rofin-Sinar Technologies Inc.             (1)             1,708          59,028
Rudolph Technologies Inc.                 (1)             2,058          50,503
SBS Technologies Inc.                     (1)             2,367          34,819
Semtech Corp.                             (1)             9,694         220,345
Silicon Image Inc.                        (1)            10,908          78,865
Siliconix Inc.                            (1)             1,212          55,388
Sipex Corp.                               (1)             3,562          27,463
Stoneridge Inc.                           (1)             2,217          33,366
Supertex Inc.                             (1)             1,408          26,893
Sypris Solutions Inc.                                       908          15,263
Technitrol Inc.                           (1)             6,896         143,023
Thomas & Betts Corp.                                      7,292         166,914
Three-Five Systems Inc.                   (1)             5,774          30,256
Trimble Navigation Ltd.                   (1)             5,348         199,160
Triumph Group Inc.                        (1)             2,610          95,004
Universal Display Corp.                   (1)             2,612          35,706
Universal Electronics Inc.                (1)             1,884          24,002
Varian Inc.                               (1)             4,907         204,769
Vicor Corp.                               (1)             2,949          33,648
Watts Industries Inc. Class A                             2,350          52,170
Woodhead Industries Inc.                                    975          16,477
Woodward Governor Co.                                     1,317          74,845
Xicor Inc.                                (1)             4,066          46,108
X-Rite Inc.                                               3,146          35,613
Zoran Corp.                               (1)             6,398         111,261
Zygo Corp.                                (1)             2,663          43,913
-------------------------------------------------------------------------------
                                                                      7,313,020
-------------------------------------------------------------------------------

ENERGY & RELATED--0.11%
-------------------------------------------------------------------------------
Headwaters Inc.                           (1)             5,063          99,336
KCS Energy Inc.                           (1)             6,468          68,237
-------------------------------------------------------------------------------
                                                                        167,573
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.26%
-------------------------------------------------------------------------------
EMCOR Group Inc.                          (1)             2,312         101,497
Granite Construction Inc.                                 5,628         132,202

Perini Corp.                              (1)             2,043          18,693
Washington Group International Inc.       (1)             4,309         146,377
-------------------------------------------------------------------------------
                                                                        398,769
-------------------------------------------------------------------------------

ENTERTAINMENT--1.14%
-------------------------------------------------------------------------------
Alliance Gaming Corp.                     (1)             8,095         199,542
AMC Entertainment Inc.                    (1)             5,716          86,940
Ameristar Casinos Inc.                    (1)             1,594          39,005
Argosy Gaming Co.                         (1)             3,746          97,359
Churchill Downs Inc.                                        798          28,888
Dover Downs Gaming & Entertainment Inc.                   1,575          14,899
Dover Motorsports Inc.                                    5,633          19,715
4Kids Entertainment Inc.                  (1)             1,935          50,349
Gaylord Entertainment Co.                 (1)             2,420          72,237
Hollywood Entertainment Corp.             (1)             8,202         112,777
Isle of Capri Casinos Inc.                (1)             2,380          51,099
Macrovision Corp.                         (1)             6,952         157,046
Magna Entertainment Corp. Class A         (1)             4,557          23,104
Martha Stewart Living Omnimedia Inc.
 Class A                                  (1)             1,878          18,498
MTR Gaming Group Inc.                     (1)             3,431          35,339
NetFlix Inc.                              (1)             1,651          90,293
Penn National Gaming Inc.                 (1)             5,030         116,092
Pinnacle Entertainment Inc.               (1)             3,183          29,666
Scientific Games Corp. Class A            (1)             8,340         141,863
Shuffle Master Inc.                       (1)             2,946         101,991
Six Flags Inc.                            (1)            14,303         107,559
Speedway Motorsports Inc.                                 2,747          79,443
Vail Resorts Inc.                         (1)             3,412          58,004
World Wrestling Entertainment Inc.                        2,505          32,815
-------------------------------------------------------------------------------
                                                                      1,764,523
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.41%
-------------------------------------------------------------------------------
Casella Waste Systems Inc. Class A        (1)             2,415          33,061
Ionics Inc.                               (1)             3,155         100,487
Mine Safety Appliances Co.                                  984          78,238
Tetra Tech Inc.                           (1)             8,299         206,313
TRC Companies Inc.                        (1)             2,324          48,943
Waste Connections Inc.                    (1)             4,547         171,740
-------------------------------------------------------------------------------
                                                                        638,782
-------------------------------------------------------------------------------

FOOD--2.08%
-------------------------------------------------------------------------------
American Italian Pasta Co. Class A        (1)             2,489         104,289
Arden Group Inc. Class A                                    193          14,957
CEC Entertainment Inc.                    (1)             3,914         185,484
Chiquita Brands International Inc.        (1)             5,780         130,223
Corn Products International Inc.                          6,257         215,554
Flowers Foods Inc.                                        5,316         137,153
Great Atlantic & Pacific Tea Co.          (1)             3,213          26,989
Green Mountain Coffee Roasters Inc.       (1)               520          11,970
Hain Celestial Group Inc.                 (1)             3,615          83,904
Horizon Organic Holding Corp.             (1)             1,661          39,781
IHOP Corp.                                                3,311         127,407
Ingles Markets Inc. Class A                               2,105          21,618
International Multifoods Corp.            (1)             2,988          53,784
Interstate Bakeries Corp.                                 7,714         109,770
J&J Snack Foods Corp.                     (1)               701          26,470
Jack in the Box Inc.                      (1)             5,696         121,667
Lance Inc.                                                3,522          52,936

Landry's Restaurants Inc.                                 3,580          92,078
Nash Finch Co.                                            2,279          50,913
P.F. Chang's China Bistro Inc.            (1)             4,272         217,359
Panera Bread Co. Class A                  (1)             4,561         180,296
Papa John's International Inc.            (1)             1,691          56,446
Pathmark Stores Inc.                      (1)             4,087          31,061
Pilgrim's Pride Corp.                                     3,083          50,345
Ralcorp Holdings Inc.                     (1)             4,830         151,469
Rare Hospitality International Inc.       (1)             4,608         112,620
Riviana Foods Inc.                                          406          11,120
Ruddick Corp.                                             5,261          94,172
Sanderson Farms Inc.                                      1,026          41,348
Sanfilippo (John B.) & Son Inc.           (1)               965          49,254
Sensient Technologies Corp.                               6,395         126,429
Sonic Corp.                               (1)             6,256         191,559
Tejon Ranch Co.                           (1)             1,364          55,938
United Natural Foods Inc.                 (1)             3,321         119,257
Weis Markets Inc.                                         1,990          72,237
Wild Oats Markets Inc.                    (1)             3,793          49,043
-------------------------------------------------------------------------------
                                                                      3,216,900
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.74%
-------------------------------------------------------------------------------
American Woodmark Corp.                                     896          49,325
Buckeye Technologies Inc.                 (1)             4,040          40,602
Caraustar Industries Inc.                 (1)             4,086          56,387
Chesapeake Corp.                                          2,633          69,722
Deltic Timber Corp.                                       1,761          53,534
Glatfelter Co.                                            4,245          52,850
Louisiana-Pacific Corp.                   (1)            16,684         298,310
Pope & Talbot Inc.                                        3,074          54,133
Potlatch Corp.                                            4,559         158,516
Rock-Tenn Co. Class A                                     4,283          73,925
Schweitzer-Mauduit International Inc.                     2,695          80,257
Universal Forest Products Inc.                            2,436          78,390
Wausau-Mosinee Paper Corp.                                5,584          75,496
-------------------------------------------------------------------------------
                                                                      1,141,447
-------------------------------------------------------------------------------

GAS--0.19%
-------------------------------------------------------------------------------
EnergySouth Inc.                                            487          17,045
Laclede Group Inc. (The)                                  3,105          88,648
NUI Corp.                                                 3,252          52,422
Southwestern Energy Co.                   (1)             5,776         138,046
-------------------------------------------------------------------------------
                                                                        296,161
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.33%
-------------------------------------------------------------------------------
Baldor Electric Co.                                       4,843         110,663
Franklin Electric Co. Inc.                                  733          44,339
Kennametal Inc.                                           5,715         227,171
Milacron Inc.                                             7,087          29,553
Powell Industries Inc.                    (1)               601          11,509
Regal-Beloit Corp.                                        3,827          84,194
-------------------------------------------------------------------------------
                                                                        507,429
-------------------------------------------------------------------------------

HEALTH CARE--5.99%
-------------------------------------------------------------------------------
Accredo Health Inc.                       (1)             8,072         255,156
Advanced Neuromodulation Systems Inc.     (1)             3,014         138,584
Aksys Ltd.                                (1)             4,639          40,962
Alaris Medical Systems Inc.               (1)             3,228          49,098

Alliance Imaging Inc.                     (1)             4,642          17,175
American Healthways Inc.                  (1)             3,944          94,143
American Medical Systems Holdings Inc.    (1)             3,528          76,910
AMERIGROUP Corp.                          (1)             3,945         168,254
AmSurg Corp.                              (1)             2,835         107,418
Arrow International Inc.                                  3,419          85,407
ArthroCare Corp.                          (1)             2,749          67,350
Aspect Medical Systems Inc.               (1)               813           9,276
Bei Technologies Inc.                                     1,285          25,700
Beverly Enterprises Inc.                  (1)            14,837         127,450
BioLase Technology Inc.                   (1)             2,891          47,991
BioMarin Pharmaceutical Inc.              (1)             9,790          76,059
Bioreliance Corp.                         (1)               828          39,595
Biosite Inc.                              (1)             1,616          46,783
Candela Corp.                             (1)             1,086          19,743
Cantel Medical Corp.                      (1)             1,442          23,346
Cardiac Science Inc.                      (1)            10,598          42,286
CardioDynamics International Corp.        (1)             4,558          27,211
Centene Corp.                             (1)             3,191          89,380
Cepheid Inc.                              (1)             4,798          45,965
Cerner Corp.                              (1)             4,445         168,243
Cerus Corp.                               (1)             2,282          10,360
Cholestech Corp.                          (1)             1,582          12,071
Chronimed Inc.                            (1)             1,431          12,135
Closure Medical Corp.                     (1)             1,141          38,714
Conceptus Inc.                            (1)             3,004          31,902
CONMED Corp.                              (1)             4,934         117,429
Cooper Companies Inc.                                     5,093         240,033
Covance Inc.                              (1)            10,232         274,218
CTI Molecular Imaging Inc.                (1)             3,995          67,555
Cyberonics Inc.                           (1)             3,412         109,218
Cytyc Corp.                               (1)            17,853         245,657
Dade Behring Holdings Inc.                (1)             6,652         237,742
Datascope Corp.                                           1,800          64,530
DHB Industries Inc.                       (1)             3,351          23,457
Diagnostic Products Corp.                                 3,606         165,551
DJ Orthopedics Inc.                       (1)             1,551          41,567
Dynacq Healthcare Inc.                    (1)               875           6,720
Enzo Biochem Inc.                         (1)             3,597          64,422
Enzon Pharmaceuticals Inc.                (1)             6,508          78,096
Exactech Inc.                             (1)               563           8,304
Flir Systems Inc.                         (1)             5,518         201,407
Genesis HealthCare Corp.                  (1)             2,001          45,583
Gen-Probe Inc.                            (1)             7,972         290,739
Gentiva Health Services Inc.              (1)             3,450          43,608
Haemonetics Corp.                         (1)             2,893          69,114
Hanger Orthopedic Group Inc.              (1)             3,530          54,962
Hologic Inc.                              (1)             3,423          59,321
Hooper Holmes Inc.                                        9,161          56,615
ICU Medical Inc.                          (1)             1,826          62,595
IGEN International Inc.                   (1)             2,975         175,257
INAMED Corp.                              (1)             4,300         206,658
Intermagnetics General Corp.              (1)             2,929          64,907
Interpore International                   (1)             2,823          36,699
Invacare Corp.                                            4,317         174,277
Inveresk Research Group Inc.              (1)             4,928         121,869
Inverness Medical Innovations Inc.        (1)             1,830          39,857
i-STAT Corp.                              (1)             3,132          47,920

Kensey Nash Corp.                         (1)             1,252          29,109
Kindred Healthcare Inc.                   (1)             2,024         105,208
Kyphon Inc.                               (1)             3,153          78,289
LabOne Inc.                               (1)             1,644          53,381
Laserscope                                (1)             2,000          31,180
LifePoint Hospitals Inc.                  (1)             6,108         179,881
Luminex Corp.                             (1)             3,604          33,806
Matria Healthcare Inc.                    (1)             1,506          31,822
Medical Action Industries Inc.            (1)               949          17,756
Mentor Corp.                                              6,649         159,975
Merit Medical Systems Inc.                (1)             3,476          77,376
National Healthcare Corp.                 (1)             1,573          31,303
Novoste Corp.                             (1)             1,447           6,931
Oakley Inc.                                               4,885          67,608
Ocular Sciences Inc.                      (1)             2,984          85,671
Odyssey Healthcare Inc.                   (1)             5,181         151,596
Option Care Inc.                          (1)             1,591          16,992
OraSure Technologies Inc.                 (1)             5,792          46,104
Orthodontic Centers of America Inc.       (1)             7,450          59,972
Orthologic Corp.                          (1)             4,727          28,977
Osteotech Inc.                            (1)             2,336          20,557
Palatin Technologies Inc.                 (1)             5,954          14,885
Pediatrix Medical Group Inc.              (1)             3,964         218,377
PolyMedica Corp.                                          2,752          72,405
Possis Medical Inc.                       (1)             3,210          63,398
Province Healthcare Co.                   (1)             7,733         123,728
PSS World Medical Inc.                    (1)            10,925         131,865
Quidel Corp.                              (1)             4,417          47,792
RehabCare Group Inc.                      (1)             2,519          53,554
Retractable Technologies Inc.             (1)             1,748          10,523
Select Medical Corp.                                      7,184         116,956
Sierra Health Services Inc.               (1)             3,649         100,165
Sola International Inc.                   (1)             4,966          93,361
SonoSite Inc.                             (1)             2,599          55,723
Specialty Laboratories Inc.               (1)             1,407          23,624
Staar Surgical Co.                        (1)             2,772          31,213
Sunrise Senior Living Inc.                (1)             2,440          94,526
Synovis Life Technologies Inc.            (1)             1,530          31,120
Theragenics Corp.                         (1)             5,953          32,563
Therasense Inc.                           (1)             4,569          92,751
Thoratec Corp.                            (1)             7,251          94,336
TriPath Imaging Inc.                      (1)             3,511          27,386
U.S. Physical Therapy Inc.                (1)             2,235          35,157
US Oncology Inc.                          (1)            10,524         113,238
VCA Antech Inc.                           (1)             5,052         156,511
Ventana Medical Systems Inc.              (1)             2,064          81,322
Viasys Healthcare Inc.                    (1)             4,906         101,064
VistaCare Inc. Class A                    (1)             1,819          63,938
VISX Inc.                                 (1)             6,311         146,100
Vital Images Inc.                         (1)             1,707          30,453
Vital Sign Inc.                                             487          15,925
West Pharmaceutical Services Inc.                         1,949          66,071
Wright Medical Group Inc.                 (1)             2,449          74,548
Young Innovations Inc.                                      353          12,708
Zoll Medical Corp.                        (1)             1,417          50,275
-------------------------------------------------------------------------------
                                                                      9,281,609
-------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--0.04%
-------------------------------------------------------------------------------
Walter Industries Inc.                                    4,883          65,188
-------------------------------------------------------------------------------
                                                                         65,188
-------------------------------------------------------------------------------

HOME BUILDERS--0.97%
-------------------------------------------------------------------------------
Beazer Homes USA Inc.                                     2,049         200,105
Brookfield Homes Corp.                                    2,600          67,002
Champion Enterprises Inc.                 (1)             8,597          60,179
Coachmen Industries Inc.                                  2,500          45,275
Dominion Homes Inc.                       (1)               889          26,963
Fleetwood Enterprises Inc.                (1)             6,292          64,556
M/I Schottenstein Homes Inc.                              1,660          64,823
Meritage Corp.                            (1)             1,562         103,576
Monaco Coach Corp.                        (1)             4,126          98,199
Palm Harbor Homes Inc.                    (1)             2,075          37,080
Skyline Corp.                                             1,456          50,771
Standard-Pacific Corp.                                    5,524         268,190
Thor Industries Inc.                                      3,083         173,326
WCI Communities Inc.                      (1)             2,887          59,501
William Lyon Homes Inc.                   (1)               712          44,692
Winnebago Industries Inc.                                 1,991         136,881
-------------------------------------------------------------------------------
                                                                      1,501,119
-------------------------------------------------------------------------------

HOME FURNISHINGS--0.28%
-------------------------------------------------------------------------------
Applica Inc.                              (1)             3,240          24,624
Bassett Furniture Industries Inc.                         1,520          25,080
Hooker Furniture Corp.                                      863          35,210
Kimball International Inc. Class B                        3,417          53,134
Libbey Inc.                                               2,078          59,181
Modtech Holdings Inc.                     (1)               812           6,829
Movado Group Inc.                                         1,832          51,717
Oneida Ltd.                                               3,102          18,271
Select Comfort Corp.                      (1)             3,286          81,361
Standex International Corp.                               2,179          61,012
Stanley Furniture Co. Inc.                                  619          19,499
-------------------------------------------------------------------------------
                                                                        435,918
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.92%
-------------------------------------------------------------------------------
American Greetings Corp. Class A          (1)             9,923         217,016
Central Garden & Pet Co.                  (1)             2,410          67,552
CSS Industries Inc.                                       1,257          38,980
Ennis Business Forms Inc.                                 2,643          40,438
Fossil Inc.                               (1)             3,976         111,368
Harland (John H.) Co.                                     4,767         130,139
Jarden Corp.                              (1)             4,454         121,772
National Presto Industries Inc.                           1,010          36,512
New England Business Service Inc.                         1,896          55,932
Playtex Products Inc.                     (1)             3,499          27,047
Russ Berrie & Co. Inc.                                    1,744          59,122
Standard Register Co. (The)                               2,519          42,395
Toro Co.                                                  4,136         191,910
Tupperware Corp.                                          8,467         146,818
Yankee Candle Co. Inc. (The)              (1)             5,190         141,843
-------------------------------------------------------------------------------
                                                                      1,428,844
-------------------------------------------------------------------------------

INSURANCE--2.25%
-------------------------------------------------------------------------------
Alfa Corp.                                                3,736          48,045
Allmerica Financial Corp.                 (1)             8,920         274,468
American Medical Security Group Inc.      (1)             2,158          48,382

American Physicians Capital Inc.          (1)             2,109          38,806
AmerUs Group Co.                                          6,480         226,606
Argonaut Group Inc.                       (1)             4,472          69,495
Baldwin & Lyons Inc. Class B                              1,018          28,565
Citizens Inc.                             (1)             3,925          37,011
CNA Surety Corp.                          (1)             2,513          23,899
Commerce Group Inc.                                       4,279         169,021
Crawford & Co. Class B                                    2,762          19,500
Delphi Financial Group Inc. Class A                       4,144         149,184
FBL Financial Group Inc. Class A                          2,194          56,605
Financial Industries Corp.                (1)               650           9,165
Fremont General Corp.                                    10,062         170,148
Great American Financial Resources Inc.                     897          14,549
Harleysville Group Inc.                                   4,800          95,472
HealthExtras Inc.                         (1)             2,934          39,316
Hilb, Rogal & Hamilton Co.                                4,860         155,860
Horace Mann Educators Corp.                               6,288          87,843
Infinity Property & Casualty Corp.                        2,460          81,303
Kansas City Life Insurance Co.                            1,232          56,918
LandAmerica Financial Group Inc.                          3,147         164,462
Midland Co. (The)                                           650          15,353
National Western Life Insurance Co.
 Class A                                  (1)               190          29,422
NYMAGIC Inc.                                                487          13,354
Ohio Casualty Corp.                       (1)             8,942         155,233
Penn-America Group Inc.                                   1,669          22,148
Philadelphia Consolidated Holding Corp.   (1)             2,821         137,749
PICO Holdings Inc.                        (1)             1,380          21,625
PMA Capital Corp. Class A                                 3,883          19,881
Presidential Life Corp.                                   3,444          45,323
ProAssurance Corp.                        (1)             4,103         131,911
RLI Corp.                                                 3,325         124,555
Safety Insurance Group Inc.                                 786          13,448
Selective Insurance Group Inc.                            4,442         143,743
State Auto Financial Corp.                                2,225          52,043
Stewart Information Services Corp.                        2,997         121,528
Triad Guaranty Inc.                       (1)             1,438          72,403
21st Century Insurance Group                              3,479          47,836
U.S.I. Holdings Corp.                     (1)             3,421          44,644
UICI                                      (1)             6,138          81,513
United Fire & Casualty Co.                                  881          35,557
Universal American Financial Corp.        (1)             3,005          29,780
Zenith National Insurance Corp.                           1,653          53,805
-------------------------------------------------------------------------------
                                                                      3,477,477
-------------------------------------------------------------------------------

IRON / STEEL--0.60%
-------------------------------------------------------------------------------
AK Steel Holding Corp.                    (1)            16,104          82,130
Allegheny Technologies Inc.                              13,769         182,026
Carpenter Technology Corp.                                3,646         107,812
Cleveland-Cliffs Inc.                     (1)             1,793          91,353
Gibraltar Steel Corp.                                     1,980          49,797
Reliance Steel & Aluminum Co.                             4,206         139,681
Ryerson Tull Inc.                                         3,767          43,132
Schnitzer Steel Industries Inc. Class A                   1,590          96,195
Steel Dynamics Inc.                       (1)             5,883         138,192
-------------------------------------------------------------------------------
                                                                        930,318
-------------------------------------------------------------------------------

LEISURE TIME--0.32%
-------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.         (1)             4,912          34,384

Callaway Golf Co.                                        10,644         179,351
K2 Inc.                                   (1)             4,712          71,670
Marine Products Corp.                                       650          12,220
Nautilus Group Inc. (The)                                 4,673          65,656
Navigant International Inc.               (1)             2,160          29,916
WMS Industries Inc.                       (1)             3,763          98,591
-------------------------------------------------------------------------------
                                                                        491,788
-------------------------------------------------------------------------------

LODGING--0.42%
-------------------------------------------------------------------------------
Aztar Corp.                               (1)             4,749         106,853
Boca Resorts Inc. Class A                 (1)             4,354          65,136
Boyd Gaming Corp.                                         4,773          77,036
Choice Hotels International Inc.          (1)             3,568         125,772
Extended Stay America Inc.                               10,848         157,079
Marcus Corp.                                              3,369          55,252
Prime Hospitality Corp.                   (1)             5,813          59,293
-------------------------------------------------------------------------------
                                                                        646,421
-------------------------------------------------------------------------------

MACHINERY--2.45%
-------------------------------------------------------------------------------
Albany International Corp. Class A                        4,498         152,482
Applied Industrial Technologies Inc.                      3,190          76,113
Astec Industries Inc.                     (1)             2,221          27,252
Asyst Technologies Inc.                   (1)             7,461         129,448
Briggs & Stratton Corp.                                   3,561         240,011
Cascade Corp.                                             1,845          41,144
Dycom Industries Inc.                     (1)             7,918         212,361
Engineered Support Systems Inc.                           2,741         150,919
Esterline Technologies Corp.              (1)             3,766         100,439
Flowserve Corp.                           (1)             7,783         162,509
Gardner Denver Inc.                       (1)             2,986          71,276
Gerber Scientific Inc.                    (1)             3,261          25,958
Global Power Equipment Group Inc.         (1)             2,836          18,944
Gorman-Rupp Co. (The)                                       950          25,080
Idex Corp.                                                4,747         197,428
Insituform Technologies Inc. Class A      (1)             3,499          57,734
JLG Industries Inc.                                       7,395         112,626
Joy Global Inc.                                           7,380         192,987
Kadant Inc.                               (1)             1,975          42,759
Kaman Corp. Class A                                       2,561          32,602
Knight Transportation Inc.                (1)             3,982         102,138
Kulicke & Soffa Industries Inc.           (1)             7,704         110,784
Lincoln Electric Holding Inc.                             5,228         129,341
Lindsay Manufacturing Co.                                 2,556          64,539
Manitowoc Co. Inc. (The)                                  4,553         142,054
NACCO Industries Inc.                                       707          63,262
Nordson Corp.                                             4,252         146,822
Paxar Corp.                               (1)             3,975          53,265
Presstek Inc.                             (1)             4,014          29,182
Robbins & Myers Inc.                                      1,964          37,296
Sauer-Danfoss Inc.                                        1,697          27,491
Semitool Inc.                             (1)             2,171          23,275
Stewart & Stevenson Services Inc.                         4,400          61,820
Tecumseh Products Co. Class A                             2,413         116,862
Tennant Co.                                               1,621          70,189
Terex Corp.                               (1)             7,141         203,376
Thomas Industries Inc.                                    2,032          70,429
Ultratech Inc.                            (1)             3,270          96,040
Unova Inc.                                (1)             7,691         176,508

-------------------------------------------------------------------------------
                                                                      3,794,745
-------------------------------------------------------------------------------

MANUFACTURERS--0.81%
-------------------------------------------------------------------------------
CUNO Inc.                                 (1)             2,220          99,967
EnPro Industries Inc.                     (1)             3,619          50,485
Federal Signal Corp.                                      8,170         143,138
FMC Corp.                                 (1)             5,883         200,787
Jacuzzi Brands Inc.                       (1)            10,698          75,849
Quixote Corp.                                             1,175          28,682
Roper Industries Inc.                                     5,278         259,994
Sturm Ruger & Co. Inc.                                    2,959          33,644
Tredegar Corp.                                            5,030          78,116
Trinity Industries Inc.                                   6,127         188,957
Wabtec Corp.                                              5,535          94,316
-------------------------------------------------------------------------------
                                                                      1,253,935
-------------------------------------------------------------------------------

MANUFACTURING--0.31%
-------------------------------------------------------------------------------
Acuity Brands Inc.                                        7,003         180,677
Applied Films Corporation                 (1)             2,308          76,210
ESCO Technologies Inc.                    (1)             2,164          94,459
Hexcel Corp.                              (1)             3,074          22,778
Kaydon Corp.                                              4,346         112,301
-------------------------------------------------------------------------------
                                                                        486,425
-------------------------------------------------------------------------------

MEDIA--1.32%
-------------------------------------------------------------------------------
Acme Communications Inc.                  (1)               762           6,698
Bankrate Inc.                             (1)             1,774          21,962
Banta Corp.                                               3,888         157,464
Beasley Broadcast Group Inc. Class A      (1)               986          16,200
Courier Corp.                                               980          37,702
Crown Media Holdings Inc.                 (1)             2,762          22,842
Cumulus Media Inc. Class A                (1)             7,233         159,126
Emmis Communications Corp.                (1)             7,106         192,217
Fisher Communications Inc.                (1)               648          33,048
Gray Television Inc.                                      6,877         103,980
Hollinger International Inc.                              7,208         112,589
Information Holdings Inc.                 (1)             2,672          59,051
Insight Communications Co. Inc.           (1)             7,071          72,902
Journal Register Co.                      (1)             5,349         110,724
Liberty Corp.                                             2,717         122,781
Lin TV Corp. Class A                      (1)             4,596         118,623
LodgeNet Entertainment Corp.              (1)             2,529          46,230
Mediacom Communications Corp.             (1)             7,177          62,225
Nelson (Thomas) Inc.                                      1,499          28,976
Paxson Communications Corp.               (1)             5,103          19,647
Pegasus Communications Corp.              (1)               669          18,786
Playboy Enterprises Inc. Class B          (1)             2,460          39,754
Primedia Inc.                             (1)            24,488          69,301
Pulitzer Inc.                                             1,012          54,648
Regent Communications Inc.                (1)             4,489          28,505
Saga Communications Inc.                  (1)             1,957          36,263
Salem Communications Corp. Class A        (1)             1,637          44,395
Sinclair Broadcast Group Inc. Class A     (1)             6,425          95,861
Spanish Broadcasting System Inc. Class A  (1)             5,507          57,824
TheStreet.com Inc.                        (1)             1,233           5,080
TiVo Inc.                                 (1)             5,074          37,548
Value Line Inc.                                             162           8,084
Young Broadcasting Inc. Class A           (1)             2,448          49,058

-------------------------------------------------------------------------------
                                                                      2,050,094
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.19%
-------------------------------------------------------------------------------
CIRCOR International Inc.                                 2,569          61,913
Lawson Products Inc.                                        406          13,471
NN Inc.                                                   1,056          13,295
Penn Engineering & Manufacturing Corp.                    2,026          38,555
Precision Castparts Corp.                                     0              17
Shaw Group Inc. (The)                     (1)             8,955         121,967
Valmont Industries Inc.                                   1,978          45,791
-------------------------------------------------------------------------------
                                                                        295,009
-------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.60%
-------------------------------------------------------------------------------
Ameron International Corp.                                1,162          40,310
Commercial Metals Co.                                     4,328         131,571
Griffon Corp.                             (1)             4,021          81,465
Gulf Island Fabrication Inc.              (1)               878          14,952
Material Sciences Corp.                                   1,502          15,185
Matthews International Corp. Class A                      4,324         127,947
Maverick Tube Corp.                       (1)             6,490         124,933
Mueller Industries Inc.                   (1)             5,777         198,498
NS Group Inc.                             (1)             2,325          22,553
Quanex Corp.                                              2,590         119,399
RTI International Metals Inc.             (1)             2,901          48,940
-------------------------------------------------------------------------------
                                                                        925,753
-------------------------------------------------------------------------------

MINING--0.62%
-------------------------------------------------------------------------------
AMCOL International Corp.                                 3,441          69,852
Arch Coal Inc.                                            7,465         232,684
Brush Engineered Materials Inc.           (1)             3,768          57,688
Century Aluminum Co.                      (1)             2,023          38,457
Couer d'Alene Mines Corp.                 (1)            33,706         194,821
Hecla Mining Co.                          (1)            16,398         135,939
Liquidmetal Technologies                  (1)             2,294           6,515
Royal Gold Inc.                                           3,078          64,423
Stillwater Mining Co.                     (1)             6,830          65,363
USEC Inc.                                                11,621          97,616
-------------------------------------------------------------------------------
                                                                        963,358
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.23%
-------------------------------------------------------------------------------
General Binding Corp.                     (1)               487           8,766
Global Imaging Systems Inc.               (1)             2,395          76,041
Imagistics International Inc.             (1)             2,754         103,275
Insight Enterprises Inc.                  (1)             7,668         144,158
Pomeroy IT Solutions Inc.                                 1,603          23,628
-------------------------------------------------------------------------------
                                                                        355,868
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.48%
-------------------------------------------------------------------------------
Atmos Energy Corp.                                        7,882         191,533
Atwood Oceanics Inc.                      (1)             1,620          51,743
Berry Petroleum Co. Class A                               3,316          67,149
Cabot Oil & Gas Corp.                                     4,023         118,075
CAL Dive International Inc.               (1)             5,876         141,670
Cascade Natural Gas Corp.                                 1,801          37,983
Chesapeake Utilities Corp.                                1,115          29,046
Cimarex Energy Co.                        (1)             6,834         182,399
Clayton Williams Energy Inc.              (1)               440          12,791
Denbury Resources Inc.                    (1)             5,190          72,193

Encore Acquisition Co.                    (1)             1,434          35,348
Energen Corp.                                             5,878         241,174
Energy Partners Ltd.                      (1)             3,403          47,302
Evergreen Resources Inc.                  (1)             6,921         225,002
Forest Oil Corp.                          (1)             7,415         211,847
Frontier Oil Corp.                                        4,493          77,369
Grey Wolf Inc.                            (1)            32,067         119,931
Hanover Compressor Co.                    (1)             9,070         101,131
Harvest Natural Resources Inc.            (1)             5,306          52,795
Holly Corp.                                               1,897          52,168
Houston Exploration Co.                   (1)             2,427          88,634
Magnum Hunter Resources Inc.              (1)            11,309         107,549
McMoRan Exploration Co.                   (1)             2,098          39,338
Meridian Resource Corp. (The)             (1)             7,328          43,528
New Jersey Resources Corp.                                4,720         181,767
Northwest Natural Gas Co.                                 4,092         125,829
Nuevo Energy Co.                          (1)             3,173          76,691
Parker Drilling Co.                       (1)            10,370          26,444
Patina Oil & Gas Corp.                                    4,868         238,483
Penn Virginia Corp.                                       1,383          76,964
Petroleum Development Corp.               (1)             2,162          51,239
Plains Exploration & Production Co.       (1)             6,140          94,495
Plains Resource Inc.                      (1)             4,067          65,275
Prima Energy Corp.                        (1)             1,409          49,540
Quicksilver Resources Inc.                (1)             2,276          73,515
Range Resources Corp.                     (1)             8,232          77,792
Remington Oil & Gas Corp.                 (1)             3,409          67,123
RPC Inc.                                                  1,554          17,078
SEACOR SMIT Inc.                          (1)             2,884         121,215
SEMCO Energy Inc.                                         7,052          34,555
South Jersey Industries Inc.                              2,711         109,796
Southern Union Co.                        (1)             9,270         170,568
Southwest Gas Corp.                                       4,855         108,995
Spinnaker Exploration Co.                 (1)             4,238         136,760
St. Mary Land & Exploration Co.                           4,620         131,670
Stone Energy Corp.                        (1)             3,761         159,654
Superior Energy Services Inc.             (1)             7,127          66,994
Swift Energy Co.                          (1)             4,058          68,377
Tesoro Petroleum Corp.                    (1)             9,725         141,693
Tom Brown Inc.                            (1)             5,588         180,213
Unit Corp.                                (1)             5,810         136,826
Vintage Petroleum Inc.                                    7,812          93,978
WD-40 Co.                                                 2,833         100,175
W-H Energy Services Inc.                  (1)             3,632          58,838
-------------------------------------------------------------------------------
                                                                      5,390,240
-------------------------------------------------------------------------------

OIL & GAS SERVICES--0.61%
-------------------------------------------------------------------------------
CARBO Ceramics Inc.                                       1,892          96,965
Comstock Resources Inc.                   (1)             4,927          95,091
Dril-Quip Inc.                            (1)             1,471          23,977
Global Industries Ltd.                    (1)            10,042          51,716
Hydril                                    (1)             2,160          51,689
Input/Output Inc.                         (1)             9,284          41,871
Lone Star Technologies Inc.               (1)             4,280          68,394
Lufkin Industries Inc.                                      520          14,971
Matrix Service Co.                        (1)             2,912          52,853
Newpark Resources Inc.                    (1)            12,362          59,214
Oceaneering International Inc.            (1)             3,748         104,944

Oil States International Inc.             (1)             4,237          59,064
Tetra Technologies Inc.                   (1)             3,155          76,477
Universal Compression Holdings Inc.       (1)             3,436          89,886
Veritas DGC Inc.                          (1)             5,141          53,878
-------------------------------------------------------------------------------
                                                                        940,990
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.33%
-------------------------------------------------------------------------------
Crown Holdings Inc.                       (1)            26,660         241,540
Greif Inc. Class A                                        2,369          84,123
Longview Fibre Co.                                        8,905         109,977
Silgan Holdings Inc.                      (1)             1,689          71,935
-------------------------------------------------------------------------------
                                                                        507,575
-------------------------------------------------------------------------------

PHARMACEUTICALS--4.70%
-------------------------------------------------------------------------------
aaiPharma Inc.                            (1)             2,491          62,574
Abgenix Inc.                              (1)            14,673         182,826
Able Laboratories Inc.                    (1)             2,580          46,621
Adolor Corp.                              (1)             6,456         129,249
Advanced Medical Optics Inc.              (1)             4,746          93,259
Align Technology Inc.                     (1)             7,589         125,370
Alkermes Inc.                             (1)            10,655         143,843
Allscripts Healthcare Solutions Inc.      (1)             5,630          29,952
Alpharma Inc. Class A                                     6,654         133,745
Alteon Inc.                               (1)             5,578           8,757
Antigenics Inc.                           (1)             4,039          45,721
Aphton Corp.                              (1)             3,376          20,256
AtheroGenics Inc.                         (1)             6,449          96,413
AVI BioPharma Inc.                        (1)             5,932          24,143
Bentley Pharmaceuticals Inc.              (1)             2,312          30,750
Biopure Corp.                             (1)             5,004          11,910
Bone Care International Inc.              (1)             1,056          13,453
Bradley Pharmaceuticals Inc.              (1)             1,842          46,842
Bruker BioSciences Corp.                  (1)             1,600           7,280
Cell Genesys Inc.                         (1)             5,896          76,294
Cell Therapeutics Inc.                    (1)             5,224          45,449
CIMA Labs Inc.                            (1)             2,235          72,906
CollaGenex Pharmaceuticals Inc.           (1)             1,339          15,010
Columbia Laboratories Inc.                (1)             5,260          33,138
Connetics Corp.                           (1)             4,469          81,157
Corixa Corp.                              (1)             7,083          42,781
Cubist Pharmaceuticals Inc.               (1)             6,437          78,274
Curative Health Services Inc.             (1)             1,462          20,176
CV Therapeutics Inc.                      (1)             4,592          67,319
D&K Healthcare Resources Inc.                             2,118          28,720
Dendreon Corp.                            (1)             1,800          14,508
Digene Corp.                              (1)             2,271          91,067
Discovery Laboratories Inc.               (1)             7,874          82,598
DOV Pharmaceutical Inc.                   (1)             1,932          26,024
Durect Corp.                              (1)             2,890           7,456
Epix Medical Inc.                         (1)             2,906          47,310
Esperion Therapeutics Inc.                (1)             5,668         196,169
First Horizon Pharmaceutical Corp.        (1)             4,092          45,830
Genta Inc.                                (1)             7,255          75,525
Geron Corp.                               (1)             6,532          65,124
Guilford Pharmaceuticals Inc.             (1)             4,148          28,123
Hi-Tech Pharmacal Co.                     (1)               733          17,226
Hollis-Eden Pharmaceuticals               (1)             1,703          18,750
ILEX Oncology Inc.                        (1)             6,529         138,741

Immucor Inc.                              (1)             2,973          60,619
Immunogen Inc.                            (1)             7,034          35,522
Impax Laboratories Inc.                   (1)             4,740          68,209
Indevus Pharmaceuticals Inc.              (1)             5,696          33,549
Inspire Pharmaceuticals Inc.              (1)             4,398          62,276
InterMune Inc.                            (1)             4,534         105,007
Intuitive Surgical Inc.                   (1)             4,406          75,299
Isis Pharmaceuticals Inc.                 (1)             8,480          55,120
Kos Pharmaceuticals Inc.                  (1)             2,422         104,243
KV Pharmaceuticals Co.                    (1)             5,771         147,161
La Jolla Pharmaceutical Co.               (1)             9,190          39,425
Lannett Co. Inc.                          (1)               855          14,373
Ligand Pharmaceuticals Inc. Class B       (1)             9,810         144,109
Martek Biosciences Corp.                  (1)             3,829         248,770
Medarex Inc.                              (1)            11,600          72,268
Medicines Co. (The)                       (1)             7,242         213,349
MGI Pharma Inc.                           (1)             5,425         223,239
MIM Corp.                                 (1)             3,023          21,252
Nabi Biopharmaceuticals                   (1)             8,600         109,306
Nature's Sunshine Products Inc.                           1,300          10,985
NBTY Inc.                                 (1)             8,639         232,044
NeighborCare Inc.                         (1)             4,002          79,040
NeoPharm Inc.                             (1)             2,383          43,657
Neose Technologies Inc.                   (1)             3,086          28,391
Noven Pharmaceuticals Inc.                (1)             3,410          51,866
NPS Pharmaceuticals Inc.                  (1)             5,145         158,157
Nu Skin Enterprises Inc. Class A                          5,377          91,893
Onyx Pharmaceuticals Inc.                 (1)             4,935         139,315
OSI Pharmaceuticals Inc.                  (1)             6,457         207,980
Pain Therapeutics Inc.                    (1)             3,731          25,930
PAREXEL International Corp.               (1)             4,217          68,568
Penwest Pharmaceuticals Co.               (1)             2,731          47,192
Peregrine Pharmaceuticals Inc.            (1)             9,900          21,879
Perrigo Co.                                               9,842         154,716
POZEN Inc.                                (1)             3,823          38,995
Praecis Pharmaceuticals Inc.              (1)             7,154          46,072
Priority Healthcare Corp. Class B         (1)             5,742         138,440
Progenics Pharmaceuticals Inc.            (1)             2,182          41,153
Salix Pharmaceuticals Ltd.                (1)             3,364          76,262
SciClone Pharmaceuticals Inc.             (1)             6,970          47,257
Serologicals Corp.                        (1)             3,647          67,834
SuperGen Inc.                             (1)             4,939          54,329
Sybron Dental Specialties Inc.            (1)             6,399         179,812
Tanox Inc.                                (1)             3,653          54,247
Tularik Inc.                              (1)             8,181         132,123
United Surgical Partners International
 Inc.                                     (1)             2,858          95,686
United Therapeutics Inc.                  (1)             2,841          65,201
USANA Health Sciences Inc.                (1)             1,573          48,134
Vertex Pharmaceuticals Inc.               (1)            12,962         132,601
Vicuron Pharmaceuticals Inc.              (1)             7,803         145,526
VIVUS Inc.                                (1)             6,477          24,548
Zymogenetics Inc.                         (1)             2,080          32,240
-------------------------------------------------------------------------------
                                                                      7,283,808
-------------------------------------------------------------------------------

PIPELINES--0.09%
-------------------------------------------------------------------------------
Aquila Inc.                               (1)            35,172         119,233
TransMontaigne Inc.                       (1)             2,079          13,410
-------------------------------------------------------------------------------
                                                                        132,643
-------------------------------------------------------------------------------

REAL ESTATE--3.06%
-------------------------------------------------------------------------------
AMLI Residential Properties Trust                         3,485          93,398
Anthracite Capital Inc.                                   5,127          56,756
Avatar Holdings                           (1)               929          34,317
Bedford Property Investors Inc.                           2,684          76,843
Boykin Lodging Co.                                        2,610          23,882
Brandywine Realty Trust                                   4,256         113,933
BRT Realty Trust                                          1,414          40,794
Colonial Properties Trust                                 3,035         120,186
Commercial Net Lease Realty Inc.                          7,092         126,238
Consolidated-Tomoka Land Co.                              1,052          34,400
Cornerstone Realty Income Trust Inc.                      6,312          55,293
Corporate Office Properties Trust                         5,054         106,134
Corrections Corp. of America              (1)             5,987         172,605
EastGroup Properties Inc.                                 3,572         115,661
Entertainment Properties Trust                            3,890         135,022
Equity Inns Inc.                                          6,333          57,314
Equity One Inc.                                           3,947          66,625
First Industrial Realty Trust Inc.                        6,438         217,283
Glenborough Realty Trust Inc.                             4,156          82,912
Glimcher Realty Trust                                     5,297         118,547
Home Properties Inc.                                      4,676         188,864
Impac Mortgage Holdings Inc.                              8,735         159,064
Innkeepers USA Trust                                      3,726          31,187
Jones Lang LaSalle Inc.                   (1)             5,566         115,383
Kilroy Realty Corp.                                       4,693         153,696
LaSalle Hotel Properties                                  4,722          87,593
Lexington Corp. Properties Trust                          4,700          94,893
LTC Properties Inc.                                       3,022          44,544
Manufactured Home Communities Inc.                        2,636          99,245
Meristar Hospitality Corp.                (1)             8,517          55,446
National Health Investors Inc.                            4,450         110,716
Nationwide Health Properties Inc.                         8,448         165,158
Novastar Financial Inc.                                   3,086         132,575
Omega Healthcare Investors Inc.                           3,829          35,725
Prentiss Properties Trust                                 5,500         181,445
PS Business Parks Inc.                                    2,464         101,665
Ramco-Gershenson Properties Trust                         2,726          77,146
Reckson Associates Realty Corp.                           7,382         179,383
Redwood Trust Inc.                                        2,268         115,328
Saul Centers Inc.                                         1,763          50,545
Sovran Self Storage Inc.                                  2,846         105,729
Summit Properties Inc.                                    3,878          93,150
Sun Communities Inc.                                      2,468          95,512
Tanger Factory Outlet Centers Inc.                        2,044          83,191
Taubman Centers Inc.                                      6,056         124,754
Town & Country Trust (The)                                2,738          69,408
Trammell Crow Co.                         (1)             5,160          68,370
United Mobile Homes Inc.                                  1,181          20,089
Urstadt Biddle Properties Inc. Class A                    3,286          46,497
-------------------------------------------------------------------------------
                                                                      4,734,444
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--2.65%
-------------------------------------------------------------------------------
Acadia Realty Trust                                       2,644          33,050
Alexander's Inc.                          (1)               244          30,417
Alexandria Real Estate Equities Inc.                      3,038         175,900
American Home Mortgage Invesment Corp.                    3,363          75,701

American Land Lease Inc.                                  1,678          33,476
American Mortgage Acceptance Corp.                        1,206          19,658
Anworth Mortgage Asset Corp.                              4,367          60,832
Associated Estates Realty Corp.                           1,462          10,687
Capital Automotive                                        4,130         132,160
Capstead Mortgage Corp.                                   1,309          21,965
Correctional Properties Trust                             1,999          57,571
CRIIMI MAE Inc.                           (1)             3,294          34,356
Essex Property Trust Inc.                                 2,874         184,568
FelCor Lodging Trust Inc.                 (1)            10,067         111,542
Gables Residential Trust                                  4,451         154,628
Getty Realty Corp.                                        3,233          84,543
Great Lakes REIT Inc.                                     4,009          62,941
Health Care REIT Inc.                                     7,939         285,804
Heritage Property Investment Trust Inc.                   3,535         100,571
Highwoods Properties Inc.                                 8,321         211,353
Investors Real Estate Trust                               3,265          32,324
Keystone Property Trust                                   3,827          84,538
Koger Equity Inc.                                         4,962         103,855
Kramont Realty Trust                                      4,573          82,771
La Quinta Corp.                           (1)            21,610         138,520
MFA Mortgage Investments Inc.                             7,775          75,806
Mid-America Apartment Communities Inc.                    3,103         104,199
Mission West Properties Inc.                              1,137          14,724
Newcastle Investment Corp.                                4,610         124,931
Parkway Properties Inc.                                   2,027          84,323
Pennsylvania Real Estate Investment
 Trust                                                    4,793         173,986
Post Properties Inc.                                      5,214         145,575
RAIT Investment Trust                                     3,547          90,803
Senior Housing Properties Trust                           7,694         132,568
SL Green Realty Corp.                                     4,894         200,899
U.S. Restaurant Properties Inc.                           6,138         104,592
Universal Health Realty Income Trust                      1,981          59,628
Ventas Inc.                                              11,678         256,916
Washington Real Estate Investment Trust                   6,232         181,974
Winston Hotels Inc.                                       3,107          31,691
-------------------------------------------------------------------------------
                                                                      4,106,346
-------------------------------------------------------------------------------

RETAIL--5.32%
-------------------------------------------------------------------------------
AC Moore Arts & Crafts Inc.               (1)             2,211          42,584
Aeropostale Inc.                          (1)             3,197          87,662
American Eagle Outfitters Inc.            (1)             7,975         130,790
America's Car-Mart Inc.                   (1)               805          21,671
AnnTaylor Stores Corp.                    (1)             7,225         281,775
Asbury Automotive Group Inc.              (1)             2,012          36,035
Bebe Stores Inc.                          (1)               893          23,209
Big 5 Sporting Goods Corp.                (1)             2,063          43,220
BJ's Wholesale Club Inc.                  (1)            11,310         259,678
Blair Corp.                                               1,761          42,863
Bob Evans Farms Inc.                                      5,674         184,178
Bombay Co. Inc. (The)                     (1)             5,037          41,001
Brookstone Inc.                           (1)             1,766          37,633
Brown Shoe Co. Inc.                                       3,085         117,014
Buckle Inc. (The)                                         1,694          37,522
Burlington Coat Factory Warehouse Corp.                   3,025          64,009
California Pizza Kitchen Inc.             (1)             2,804          56,445
Casey's General Store Inc.                                7,038         124,291
Cash America International Inc.                           4,913         104,057

Casual Male Retail Group Inc.             (1)             4,459          30,945
Cato Corp. Class A                                        2,905          59,553
Charlotte Russe Holding Inc.              (1)             1,908          26,445
Charming Shoppes Inc.                     (1)            16,974          91,660
Chicago Pizza & Brewery Inc.              (1)             1,436          21,425
Children's Place Retail Stores Inc.
 (The)                                    (1)             2,285          61,078
Christopher & Banks Corp.                                 5,892         115,071
CKE Restaurant Inc.                       (1)             7,376          47,133
Coldwater Creek Inc.                      (1)             1,785          19,635
Cole National Corp.                       (1)             2,120          42,400
Compucom Systems Inc.                     (1)             4,061          21,280
Copart Inc.                               (1)            11,251         185,642
Cost Plus Inc.                            (1)             3,659         150,019
CSK Auto Corp.                            (1)             5,981         112,263
Dave & Buster's Inc.                      (1)             2,242          28,429
Deb Shops Inc.                                              705          15,158
Dick's Sporting Goods Inc.                (1)             2,222         108,123
Dillards Inc. Class A                                    10,240         168,550
Dress Barn Inc.                           (1)             3,202          47,998
Drugstore.com Inc.                        (1)             4,905          27,027
Duane Reade Inc.                          (1)             3,557          60,184
Electronics Boutique Holdings Corp.       (1)             2,312          52,922
Finish Line Inc. (The)                    (1)             3,029          90,779
Finlay Enterprises Inc.                   (1)               487           6,881
Fred's Inc.                                               6,328         196,041
FreeMarkets Inc.                          (1)             6,246          41,786
Friedman's Inc.                                           3,344          22,438
Galyan's Trading Co.                      (1)             1,167          14,051
GameStop Corp.                            (1)             3,396          52,332
Genesco Inc.                              (1)             3,412          51,624
Goody's Family Clothing Inc.                              2,782          26,040
Group 1 Automotive Inc.                   (1)             2,926         105,892
Guitar Center Inc.                        (1)             2,034          66,268
Hancock Fabrics Inc.                                      2,352          34,057
Haverty Furniture Companies Inc.                          2,746          54,536
Hibbet Sporting Goods Inc.                (1)             1,760          52,448
Hot Topic Inc.                            (1)             7,606         224,073
Intertan Inc.                             (1)             3,256          32,951
Jill (J.) Group Inc. (The)                (1)             3,034          38,562
Jo-Ann Stores Inc.                        (1)             3,134          63,934
Joseph A. Bank Clothiers Inc.             (1)               671          23,277
Kenneth Cole Productions Class A                          1,010          29,694
Kirkland's Inc.                           (1)             1,694          29,916
Linens 'n Things Inc.                     (1)             7,164         215,493
Lithia Motors Inc. Class A                                2,260          56,975
Lone Star Steakhouse & Saloon Inc.                        2,347          54,403
Longs Drug Stores Corp.                                   5,030         124,442
MarineMax Inc.                            (1)             1,476          28,679
Men's Wearhouse Inc. (The)                (1)             5,398         135,004
Mothers Work Inc.                         (1)               807          19,691
Movie Gallery Inc.                        (1)             3,750          70,050
O'Charley's Inc.                          (1)             3,109          55,807
1-800 CONTACTS INC.                       (1)               913          19,173
1-800-FLOWERS.COM Inc.                    (1)             2,991          33,080
Overstock.com Inc.                        (1)             1,452          28,837
Pacific Sunwear of California Inc.        (1)            11,114         234,728
Party City Corp.                          (1)             1,464          18,578
Payless ShoeSource Inc.                   (1)            10,408         139,467

Pep Boys-Manny, Moe & Jack Inc.                           7,959         182,022
PETCO Animal Supplies Inc.                (1)             6,064         184,649
Priceline.com Inc.                        (1)             3,361          60,162
Red Robin Gourmet Burgers                 (1)             1,988          60,515
Restoration Hardware Inc.                 (1)             2,802          13,310
Rex Stores Corp.                          (1)             1,467          20,773
Ryan's Family Steak Houses Inc.           (1)             6,503          98,455
School Specialty Inc.                     (1)             2,772          94,276
7-Eleven Inc.                             (1)             4,476          71,840
Sharper Image Corp.                       (1)             1,603          52,338
ShopKo Stores Inc.                        (1)             4,486          68,412
Smart & Final Inc.                        (1)             2,297          23,154
Sonic Automotive Inc.                                     4,695         107,609
Sports Authority Inc. (The)               (1)             3,423         131,443
Sports Resorts International Inc.         (1)             2,714          14,031
Stage Stores Inc.                         (1)             2,468          68,857
Stamps.com Inc.                           (1)             4,978          30,864
Steak n Shake Company (The)               (1)             4,164          74,327
Stein Mart Inc.                           (1)             2,493          20,542
TBC Corp.                                 (1)             2,721          70,229
Too Inc.                                  (1)             5,286          89,228
Tractor Supply Co.                        (1)             4,805         186,866
Trans World Entertainment Corp.           (1)             1,706          12,147
Triarc Companies Inc. Class B                             4,700          50,666
Tuesday Morning Corp.                     (1)             2,291          69,303
Tweeter Home Entertainment Group Inc.     (1)             3,778          35,702
Ultimate Electronics Inc.                 (1)             1,724          13,154
United Auto Group Inc.                                    2,803          87,734
Urban Outfitters Inc.                     (1)             4,104         152,053
West Marine Inc.                          (1)             2,271          63,157
Wet Seal Inc. Class A                     (1)             3,619          35,792
Whitehall Jewellers Inc.                  (1)             1,820          17,963
Wilsons The Leather Experts Inc.          (1)             5,328          18,595
Zale Corp.                                (1)             4,326         230,143
-------------------------------------------------------------------------------
                                                                      8,230,875
-------------------------------------------------------------------------------

SEMICONDUCTORS--2.07%
-------------------------------------------------------------------------------
Alliance Semiconductor Corp.              (1)             3,598          25,582
Axcelis Technologies Inc.                 (1)            15,416         157,552
Brooks Automation Inc.                    (1)             7,227         174,677
CEVA Inc.                                 (1)             2,909          30,254
ChipPAC Inc. Class A                      (1)             7,478          56,758
Cirrus Logic Inc.                         (1)            11,226          86,103
Cohu Inc.                                                 3,500          67,025
Conexant Systems Inc.                     (1)            45,367         225,474
Credence Systems Corp.                    (1)            10,670         140,417
Entegris Inc.                             (1)             8,780         112,823
Genesis Microchip Inc.                    (1)             4,842          87,350
GlobespanVirata Inc.                      (1)            18,385         108,104
Integrated Silicon Solution Inc.          (1)             4,692          73,524
IXYS Corp.                                (1)             2,512          23,487
Kopin Corp.                               (1)            11,979          80,379
Lattice Semiconductor Corp.               (1)            15,231         147,436
LTX Corp.                                 (1)             8,772         131,843
Monolithic System Technology Inc.         (1)             3,609          30,857
Mykrolis Corp.                            (1)             5,514          88,665
OmniVision Technologies Inc.              (1)             3,861         213,320
ON Semiconductor Corp.                    (1)             6,231          40,190

Pericom Semiconductor Corp.               (1)             3,097          33,014
Pixelworks Inc.                           (1)             5,467          60,356
Skyworks Solutions Inc.                   (1)            24,138         210,001
Transmeta Corp.                           (1)            21,915          74,511
TriQuint Semiconductor Inc.               (1)            22,096         156,219
Varian Semiconductor Equipment
 Associates Inc.                          (1)             4,674         204,207
Veeco Instruments Inc.                    (1)             3,932         110,882
Virage Logic Corp.                        (1)             2,140          21,764
Vitesse Semiconductor Corp.               (1)            34,714         203,771
White Electronic Designs Corp.            (1)             3,050          26,840
-------------------------------------------------------------------------------
                                                                      3,203,385
-------------------------------------------------------------------------------

SOFTWARE--4.42%
-------------------------------------------------------------------------------
Akamai Technologies Inc.                  (1)            16,983         182,567
Alico Inc.                                                  494          17,171
Alloy Inc.                                (1)             7,031          36,632
Altiris Inc.                              (1)             1,479          53,954
American Management Systems Inc.          (1)             7,410         111,669
Ansoft Corp.                              (1)               535           6,864
Ariba Inc.                                (1)            46,860         140,580
Ascential Software Corp.                  (1)             9,605         249,058
AsiaInfo Holdings Inc.                    (1)             5,750          38,410
At Road Inc.                              (1)             4,974          66,154
Atari Inc.                                (1)             3,713          15,595
Avid Technology Inc.                      (1)             4,962         238,176
Borland Software Corp.                    (1)            11,156         108,548
BroadVision Inc.                          (1)             6,626          28,227
Centillium Communications Inc.            (1)             6,627          37,310
CMGI Inc.                                 (1)            40,000          71,200
CNET Networks Inc.                        (1)            15,228         103,855
Computer Horizons Corp.                   (1)             3,857          15,158
Computer Programs & Systems Inc.                          1,175          23,641
Concord Communications Inc.               (1)             2,688          53,679
CSG Systems International Inc.            (1)             8,329         104,029
DigitalThink Inc.                         (1)             3,412           9,588
EarthLink Inc.                            (1)            18,259         182,590
eFunds Corp.                              (1)             7,895         136,978
Embarcadero Technologies Inc.             (1)             2,644          42,172
EPIQ Systems Inc.                         (1)             1,826          31,279
eResearch Technology Inc.                 (1)             4,543         115,483
eSpeed, Inc.                              (1)             3,901          91,322
F5 Networks Inc.                          (1)             4,625         116,088
FileNET Corp.                             (1)             5,806         157,226
FindWhat.com                              (1)             1,737          32,569
HomeStore Inc.                            (1)            21,783         103,034
Identix Inc.                              (1)            14,586          64,908
IMPAC Medical Systems Inc.                (1)             1,240          31,694
Informatica Corp.                         (1)            10,162         104,669
InfoSpace Inc.                            (1)             4,520         104,186
Interland Inc.                            (1)             3,787          24,729
Inter-Tel Inc.                                            3,090          77,188
JDA Software Group Inc.                   (1)             4,550          75,121
Kana Software Inc.                        (1)             6,038          20,348
Keane Inc.                                (1)             8,769         128,378
Lawson Software Inc.                      (1)             6,168          50,763
Magma Design Automation Inc.              (1)             3,838          89,579
Manhattan Associates Inc.                 (1)             3,734         103,208
ManTech International Corp. Class A       (1)             2,373          59,206

Manugistics Group Inc.                    (1)             9,341          58,381
MatrixOne Inc.                            (1)             6,954          42,837
Micromuse Inc.                            (1)             8,336          57,518
MicroStrategy Inc. Class A                (1)             1,864          97,823
MRO Software Inc.                         (1)             3,062          41,215
NDCHealth Corp.                                           5,909         151,389
Neoforma Inc.                             (1)             1,767          18,801
Net2Phone Inc.                            (1)             5,105          34,714
Netegrity Inc.                            (1)             4,545          46,859
NetIQ Corp.                               (1)             8,488         112,466
Omnicell Inc.                             (1)             2,540          41,148
Openwave Systems Inc.                     (1)            10,282         113,102
OPNET Technologies Inc.                   (1)             1,589          26,155
Opsware Inc.                              (1)             7,661          56,691
PalmSource Inc.                           (1)             1,641          35,757
Parametric Technology Corp.               (1)            29,334         115,576
PDF Solutions Inc.                        (1)             2,475          36,878
Pegasystems Inc.                          (1)             1,529          13,180
Per-Se Technologies Inc.                  (1)             4,394          67,052
Pinnacle Systems Inc.                     (1)            10,012          85,402
Portal Software Inc.                      (1)             4,649          31,288
ProQuest Co.                              (1)             4,211         124,014
Pumatech Inc.                             (1)             8,126          32,341
Quality Systems Inc.                      (1)               509          22,696
Raindance Communications Inc.             (1)             5,497          15,117
Register.com                              (1)             3,632          19,068
Renaissance Learning Inc.                 (1)             1,597          38,456
Roxio Inc.                                (1)             3,867          18,523
SAFLINK Corp.                             (1)            10,610          28,435
Schawk Inc.                                                 893          12,172
SeaChange International Inc.              (1)             3,910          60,214
SeeBeyond Technology Corp.                (1)             8,589          36,847
SERENA Software Inc.                      (1)             3,533          64,831
Sohu.com Inc.                             (1)             2,887          86,639
SPSS Inc.                                 (1)             1,985          35,492
Stellent Inc.                             (1)             3,885          38,228
SupportSoft Inc.                          (1)             4,900          64,435
Sybase Inc.                               (1)            14,556         299,562
Synplicity Inc.                           (1)             1,340          10,492
Take-Two Interactive Software Inc.        (1)             6,723         193,690
TIBCO Software Inc.                       (1)            12,747          86,297
TradeStation Group Inc.                   (1)             2,829          25,065
TriZetto Group Inc. (The)                 (1)             4,858          31,334
Ulticom Inc.                              (1)             2,093          20,197
ValueClick Inc.                           (1)            10,110          91,799
Vastera Inc.                              (1)             3,874          15,496
Verint Systems Inc.                       (1)             1,064          24,004
Vignette Corp.                            (1)            27,986          63,528
VitalWorks Inc.                           (1)             7,578          33,495
Vitria Technology Inc.                    (1)             6,419          45,575
webMethods Inc.                           (1)             7,419          67,884
Websense Inc.                             (1)             3,493         102,135
Wind River Systems Inc.                   (1)            10,985          96,229
-------------------------------------------------------------------------------
                                                                      6,843,305
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--1.16%
-------------------------------------------------------------------------------
Andrew Corp.                              (1)            23,571         271,302
Arris Group Inc.                          (1)             8,220          59,513

Avanex Corp.                              (1)            10,714          53,463
CommScope Inc.                            (1)             8,504         138,870
Corvis Corp.                              (1)            28,000          47,600
Harmonic Inc.                             (1)            11,252          81,577
Ixia                                      (1)             3,557          41,617
KVH Industries Inc.                       (1)             1,563          42,936
New Focus Inc.                            (1)            11,008          55,260
Oplink Communications Inc.                (1)             9,340          22,323
Proxim Corp. Class A                      (1)            12,067          20,152
RF Micro Devices Inc.                     (1)            27,497         276,345
Sonus Networks Inc.                       (1)            34,800         263,088
Stratex Networks Inc.                     (1)            15,266          64,881
Sycamore Networks Inc.                    (1)            29,348         153,784
Symmetricom Inc.                          (1)             5,633          41,008
Terayon Communication Systems Inc.        (1)            12,281          55,265
Tollgrade Communications Inc.             (1)             2,281          39,986
Viasat Inc.                               (1)             3,587          68,655
-------------------------------------------------------------------------------
                                                                      1,797,625
-------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.31%
-------------------------------------------------------------------------------
Adaptec Inc.                              (1)            16,416         144,953
Aether Systems Inc.                       (1)             8,499          40,370
Anaren Inc.                               (1)             3,946          55,718
Anixter International Inc.                (1)             5,538         143,323
Applied Signal Technology Inc.                            1,471          33,848
Aspect Communications Corp.               (1)             4,909          77,366
Audiovox Corp. Class A                    (1)             3,025          38,841
Boston Communications Group Inc.          (1)             2,438          22,649
Catapult Communications Corp.             (1)               966          14,007
C-COR.net Corp.                           (1)             5,089          56,641
Charter Communications Inc. Class A       (1)            44,071         177,165
Commonwealth Telephone Enterprises Inc.   (1)             3,762         142,016
Comtech Telecommunications Corp.          (1)             2,535          73,185
CT Communications Inc.                                    3,073          41,486
D&E Communications Inc.                                   1,567          22,737
Ditech Communications Corp.               (1)             4,818          92,024
Dobson Communications Corp. Class A       (1)             5,835          38,336
EMS Technologies Inc.                     (1)             1,624          33,357
Finisar Corp.                             (1)            20,579          64,412
General Communication Inc. Class A        (1)             6,290          54,723
Golden Telecom Inc.                       (1)             2,010          55,778
Hickory Tech Corp.                                        1,598          18,297
Hungarian Telephone and Cable Corp.       (1)               615           6,064
Inet Technologies Inc.                    (1)             2,290          27,480
Infonet Services Corp. Class B            (1)             6,000          10,200
InterVoice-Brite Inc.                     (1)             5,429          64,442
Intrado Inc.                              (1)             2,484          54,524
Itron Inc.                                (1)             3,341          61,341
Lightbridge Inc.                          (1)             3,751          34,134
MarketWatch.com Inc.                      (1)               705           6,069
MasTec Inc.                               (1)             3,824          56,633
Metro One Telecommunications Inc.         (1)             2,898           7,535
MRV Communications Inc.                   (1)            20,493          77,054
Newport Corp.                             (1)             6,701         110,768
NII Holdings Inc. Class B                 (1)             2,140         159,708
North Pittsburgh Systems Inc.                             2,072          39,182
Plantronics Inc.                          (1)             6,713         219,179
Powerwave Technologies Inc.               (1)             9,889          75,651

Price Communications Corp.                (1)             6,794          93,282
Primus Telecommunications Group Inc.      (1)            10,600         107,908
PTEK Holdings Inc.                        (1)             6,664          58,710
RCN Corp.                                 (1)            15,074          10,250
SpectraLink Corp.                                         2,520          48,308
Standard Microsystems Corp.               (1)             2,123          53,712
TALX Corp.                                                2,518          57,990
Tekelec                                   (1)             8,084         125,706
Time Warner Telecom Inc. Class A          (1)             6,862          69,512
Triton PCS Holdings Inc. Class A          (1)             5,758          32,130
United Online Inc.                        (1)             6,622         111,183
Warwick Valley Telephone Co.                                653          19,322
WebEx Communications Inc.                 (1)             4,305          86,531
Westell Technologies Inc. Class A         (1)             6,843          43,179
Western Wireless Corp. Class A            (1)             9,864         181,103
WilTel Communications Group Inc. Escrow
 Shares                                   (8)             4,365              --
Zhone Technologies Inc.                   (1)             6,657          32,886
-------------------------------------------------------------------------------
                                                                      3,582,908
-------------------------------------------------------------------------------

TELEPHONE--0.22%
-------------------------------------------------------------------------------
Cincinnati Bell Inc.                      (1)            33,886         171,124
Shenandoah Telecommunications Co.                           431          22,093
SureWest Communications                                   2,136          86,337
TALK America Holdings Inc.                (1)             4,629          53,326
-------------------------------------------------------------------------------
                                                                        332,880
-------------------------------------------------------------------------------

TEXTILES--0.44%
-------------------------------------------------------------------------------
Angelica Corp.                                            1,594          35,068
G&K Services Inc. Class A                                 2,828         103,929
Guess ? Inc.                              (1)             1,563          18,865
Interface Inc. Class A                    (1)             5,617          31,062
Kellwood Co.                                              4,378         179,498
Maxwell Shoe Co. Inc. Class A             (1)             1,998          33,906
Perry Ellis International Inc.            (1)               376           9,693
Shoe Carnival Inc.                        (1)             1,190          21,182
Steven Madden Ltd.                        (1)             1,549          31,600
UniFirst Corp.                                            2,005          47,539
Vans Inc.                                 (1)             3,376          38,520
Wolverine World Wide Inc.                                 6,699         136,526
-------------------------------------------------------------------------------
                                                                        687,388
-------------------------------------------------------------------------------

TOBACCO--0.16%
-------------------------------------------------------------------------------
Universal Corp.                                           4,264         188,341
Vector Group Ltd.                                         3,627          59,193
-------------------------------------------------------------------------------
                                                                        247,534
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.18%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                         2,358          46,217
Boyds Collection Ltd. (The)               (1)             2,258           9,597
Department 56 Inc.                        (1)             2,030          26,593
Jakks Pacific Inc.                        (1)             3,731          49,100
Multimedia Games Inc.                     (1)             1,593          65,472
RC2 Corp.                                 (1)             2,086          43,285
Topps Co. (The)                                           3,864          39,645
-------------------------------------------------------------------------------
                                                                        279,909
-------------------------------------------------------------------------------

TRANSPORTATION--1.43%
-------------------------------------------------------------------------------
Alexander & Baldwin Inc.                                  6,563         221,107

Arctic Cat Inc.                                           1,921          47,449
Arkansas Best Corp.                                       3,413         107,134
Covenant Transport Inc. Class A           (1)             1,172          22,280
Dollar Thrifty Automotive Group Inc.      (1)             4,035         104,668
EGL Inc.                                  (1)             5,378          94,438
Florida East Coast Industries Inc.                        2,885          95,494
Forward Air Corp.                         (1)             2,192          60,280
Genesee & Wyoming Inc. Class A            (1)             2,532          79,758
GulfMark Offshore Inc.                    (1)             1,543          21,602
Heartland Express Inc.                                    4,802         116,160
Kansas City Southern Industries Inc.      (1)             9,584         137,243
Kirby Corp.                               (1)             3,326         116,011
Landstar System Inc.                      (1)             4,568         173,767
Maritrans Inc.                                            1,153          19,267
Offshore Logistics Inc.                   (1)             3,280          80,426
Old Dominion Freight Line Inc.            (1)             1,831          62,400
Overseas Shipholding Group Inc.                           2,666          90,777
P.A.M. Transportation Services Inc.       (1)               749          15,976
Pacer International Inc.                  (1)             3,809          77,018
RailAmerica Inc.                          (1)             4,760          56,168
SCS Transportation Inc.                   (1)             1,961          34,474
Seabulk International Inc.                (1)               661           5,367
USF Corp.                                                 4,464         152,624
Yellow Roadway Corp.                      (1)             6,331         228,985
-------------------------------------------------------------------------------
                                                                      2,220,873
-------------------------------------------------------------------------------

TRUCKING & LEASING--0.12%
-------------------------------------------------------------------------------
GATX Corp.                                                6,768         189,369
-------------------------------------------------------------------------------
                                                                        189,369
-------------------------------------------------------------------------------

WATER--0.16%
-------------------------------------------------------------------------------
American States Water Co.                                 2,472          61,800
California Water Service Group                            2,699          73,953
Connecticut Water Service Inc.                              772          21,346
Middlesex Water Co.                                       1,054          21,396
SJW Corp.                                                   445          39,716
Southwest Water Co.                                       1,300          20,865
-------------------------------------------------------------------------------
                                                                        239,076
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $128,050,014)                                                145,825,904
-------------------------------------------------------------------------------


SECURITY                                                 SHARES           VALUE
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--3.83%
iShares Russell 2000 Index Fund           (2)            53,510       5,928,908
TOTAL EXCHANGE TRADED FUNDS
(Cost: $3,800,461)                                                    5,928,908
-------------------------------------------------------------------------------

                                                      SHARES OR
SECURITY                                              PRINCIPAL           VALUE
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--28.37%
MONEY MARKET FUNDS--16.22%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     (3) (5)    19,210,932      19,210,932

Barclays Global Investors Funds Prime
 Money Market Fund, Institutional Shares  (3) (5)     4,710,596       4,710,596
BlackRock Temp Cash Money Market Fund     (3)           168,898         168,898
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio            (3)         1,017,770       1,017,770
-------------------------------------------------------------------------------
                                                                     25,108,196
-------------------------------------------------------------------------------

FLOATING RATE NOTES--5.37%
-------------------------------------------------------------------------------
Beta Finance Inc.
  1.11%, 05/20/04                         (3) (4)       214,118         214,106
  1.12%, 09/15/04                         (3) (4)       428,236         428,206
  1.13%, 10/12/04                         (3) (4)       214,118         214,102
  1.20%, 08/23/04                         (3) (4)       214,118         214,236
CC USA Inc.
  1.06%, 05/24/04                         (3) (4)       428,236         428,219
  1.11%, 04/19/04                         (3) (4)       188,424         188,421
  1.16%, 07/15/04                         (3) (4)       214,118         214,159
Dorada Finance Inc.
  1.11%, 05/20/04                         (3) (4)       428,236         428,212
  1.24%, 08/09/04                         (3)           107,059         107,049
Five Finance Inc.
  1.13%, 04/15/04                         (3) (4)       214,118         214,118
HBOS Treasury Services PLC
  1.16%, 01/24/05                         (3)           428,236         428,236
Holmes Financing PLC
  1.12%, 04/15/04                         (3)            85,647          85,647
K2 USA LLC
  1.10%, 09/27/04                         (3) (4)       462,495         462,444
  1.12%, 08/16/04                         (3) (4)       107,059         107,049
  1.13%, 05/17/04                         (3)           214,118         214,114
  1.14%, 04/13/04                         (3)           214,118         214,115
Links Finance LLC
  1.10%, 06/28/04                         (3)           214,118         214,097
  1.10%, 07/20/04                         (3)           171,294         171,276
  1.11%, 03/29/04                         (3)           214,118         214,118
  1.14%, 05/04/04                         (3)           214,118         214,114
Nationwide Building Society
  1.14%, 07/23/04                         (3) (4)       321,177         321,177
  1.17%, 12/28/04                         (3) (4)       428,236         428,236
Permanent Financing PLC
  1.13%, 12/10/04                         (3)           214,118         214,118
Sigma Finance Inc.
  1.09%, 10/07/04                         (3)           428,236         428,171
  1.10%, 07/20/04                         (3)           214,118         214,095
  1.13%, 07/01/04                         (3)           214,118         214,092
  1.24%, 08/06/04                         (3)           107,059         107,053
Tango Finance Corp.
  1.09%, 07/15/04                         (3) (4)       128,471         128,448
  1.10%, 07/06/04                         (3) (4)       128,471         128,464
WhistleJacket Capital LLC
  1.12%, 09/15/04                         (3) (4)       214,118         214,088
White Pine Finance LLC
  1.10%, 08/26/04                         (3) (4)       214,118         214,097
  1.12%, 04/20/04                         (3) (4)       214,118         214,118
  1.12%, 11/15/04                         (3) (4)       256,942         256,942
  1.13%, 07/06/04                         (3) (4)       256,942         256,929
-------------------------------------------------------------------------------
                                                                      8,316,066
-------------------------------------------------------------------------------

TIME DEPOSITS--2.00%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
  1.40%, 10/25/04                         (3)           428,236         428,182
Bank of New York
  1.39%, 11/01/04                         (3)           428,236         428,200
Bank of Nova Scotia
  1.24%, 10/07/04                         (3)           321,177         321,152
  1.42%, 10/29/04                         (3)           321,177         321,197
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04                         (3)           321,177         321,140
  1.40%, 10/29/04                         (3)           428,236         428,227
SunTrust Bank
  0.81%, 01/02/04                         (3)           535,295         535,295
Toronto-Dominion Bank
  1.41%, 11/01/04                         (3)           321,177         321,150
-------------------------------------------------------------------------------
                                                                      3,104,543
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.94%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.02%, 01/02/04                         (3)         1,284,708       1,284,708
Merrill Lynch
  0.98%, 01/02/04                         (3)           428,236         428,236
  0.98%, 01/02/04                         (3)           428,236         428,236
  1.00%, 01/02/04                         (3)           856,472         856,472
-------------------------------------------------------------------------------
                                                                      2,997,652
-------------------------------------------------------------------------------

COMMERCIAL PAPER--1.92%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
  1.09%, 01/07/04                         (3)           214,118         214,086
  1.09%, 01/09/04                         (3)           214,118         214,073
  1.10%, 01/20/04                         (3)           214,118         214,000
Amsterdam Funding Corp.
  1.09%, 01/07/04                         (3)           214,118         214,086
  1.09%, 01/20/04                         (3)           214,118         214,001
Barton Capital Corp.
  1.09%, 01/13/04                         (3)           128,471         128,429
Edison Asset Securitization
  1.09%, 01/23/04                         (3)           214,118         213,982
Falcon Asset Securitization
  1.09%, 01/16/04                         (3)           428,236         428,054
Jupiter Securitization Corp.
  1.09%, 01/14/04                         (3)           471,060         470,889
Preferred Receivables Funding Corp.
  1.09%, 01/12/04                         (3)           385,142         385,296
Receivables Capital Corp.
  1.02%, 01/06/04                         (3)           269,664         269,634
-------------------------------------------------------------------------------
                                                                      2,966,530
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES--0.67%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04                         (3)           321,177         319,833
  1.28%, 08/19/04                         (3)           171,294         169,894
Federal National Mortgage Association
  1.28%, 08/20/04                         (3)           556,707         552,134
-------------------------------------------------------------------------------
                                                                      1,041,861
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--0.25%
-------------------------------------------------------------------------------
U.S. Treasury Bill
  0.89%, 03/25/04                         (6) (7)       395,000         394,189

-------------------------------------------------------------------------------
                                                                        394,189
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $43,929,037)                                                  43,929,037
-------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 126.38%
(Cost $175,779,512)                                                 195,683,849
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (26.38%)                          (40,842,238)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             $ 154,841,611
===============================================================================

(1)     Non-income earning securities.
(2)     Non-controlled affiliated issuer. See Note 2.
(3) All or a portion of this security represents investments of securities lending collateral.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) Issuer is an affiliate of the Master Portfolio's investment advisor. See Note 2.
(6)     Yield to maturity.
(7) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
(8) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

The accompanying notes are an integral part of these financial statements.

U.S. EQUITY INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                                                  VALUE
-------------------------------------------------------------------------------

MASTER PORTFOLIOS--100.00%

Extended Index Master Portfolio                                     121,160,837
S&P 500 Index Master Portfolio                                      418,683,463

-------------------------------------------------------------------------------
TOTAL MASTER PORTFOLIOS                                             539,844,300
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.00%                                        539,844,300
-------------------------------------------------------------------------------
Other Assets Less Liabilities -- 0.00%                                  (17,174)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             $ 539,827,126
===============================================================================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                    Extended Index   International Index    Russell 2000 Index    U.S. Equity Index
                                                  Master Portfolio      Master Portfolio      Master Portfolio     Master Portfolio
                                                ------------------   -------------------   -------------------   ------------------
ASSETS
Investments at cost:
  Unaffiliated issuers                          $      254,660,962   $       166,673,340   $       171,979,051   $               --
                                                ------------------   -------------------   -------------------   ------------------
  Non-controlled affiliated issuers             $               --   $         2,275,139   $         3,800,461   $               --
                                                ------------------   -------------------   -------------------   ------------------
Foreign currency, at cost                       $               --   $           371,864   $                --   $               --
                                                ------------------   -------------------   -------------------   ------------------

Investments in securities, at value
 (including securities on loan (a)) (Note 1):
  Unaffiliated issuers                          $      257,907,715   $       172,528,773   $       189,754,941   $      539,844,300
  Non-controlled affiliated issuers                             --             2,600,461             5,928,908                   --
Foreign currency, at value                                      --               377,158                    --                   --
Receivables:
  Investment securities sold                               125,469               230,363                78,418                   --
  Dividends and interest                                   213,196               213,247               148,131                   --
  Due from broker - variation margin                            --               164,206                    --                   --
  Tax reclaims                                                  --                62,418                    --                   --
Unrealized gain on foreign currency exchange
 contracts                                                      --                23,120                    --                   --
                                                ------------------   -------------------   -------------------   ------------------
Total Assets                                           258,246,380           176,199,746           195,910,398          539,844,300
                                                ------------------   -------------------   -------------------   ------------------
LIABILITIES
Payables:
  Investment securities purchased                        3,488,698             1,316,966             3,999,706                   --
  Due to broker - variation margin                          59,454                    --                93,743                   --
  Collateral for securities loaned (Note 4)             23,744,305            23,665,605            36,950,250                   --
  Advisory fees (Note 2)                                    29,214                34,486                20,070                8,587
  Administration fees (Note 2)                               7,304                22,990                 5,018                8,587
Unrealized loss on foreign currency exchange
 contracts                                                      --                   318                    --                   --
                                                ------------------   -------------------   -------------------   ------------------
Total Liabilities                                       27,328,975            25,040,365            41,068,787               17,174
                                                ------------------   -------------------   -------------------   ------------------
NET ASSETS                                      $      230,917,405   $       151,159,381   $       154,841,611   $      539,827,126
                                                ==================   ===================   ===================   ==================

(a) Securities on loan with market values of $22,718,777, $22,545,507, $35,714,287 and $--, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                  Extended Index   International Index   Russell 2000 Index   U.S. Equity Index
                                                Master Portfolio      Master Portfolio     Master Portfolio    Master Portfolio
                                                ----------------   -------------------   ------------------   -----------------
NET INVESTMENT INCOME
  Dividends (a)                                 $      2,177,503   $         2,684,350   $        1,500,073   $       7,277,379(b)
  Interest                                                36,963                 9,021               55,669             213,562(b)
  Securities lending income                               57,875                54,914               46,597                  --
  Expenses allocated from Master Portfolios
   (See Note 1)                                               --                    --                   --            (268,270)(b)
                                                ----------------   -------------------   ------------------   -----------------
Total investment income                                2,272,341             2,748,285            1,602,339           7,222,671
                                                ----------------   -------------------   ------------------   -----------------
EXPENSES (Note 2)
  Advisory fees                                          132,402               167,510               94,049              44,170
  Administration fees                                     33,101               111,674               23,512              44,170
                                                ----------------   -------------------   ------------------   -----------------
Total expenses                                           165,503               279,184              117,561              88,340
                                                ----------------   -------------------   ------------------   -----------------
Net investment income                                  2,106,838             2,469,101            1,484,778           7,134,331
                                                ----------------   -------------------   ------------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
   investments                                        (6,245,512)           (3,787,518)             630,306          (8,835,390)(b)
  Net realized gain on in-kind redemptions                    --             2,591,370           10,821,411                  --
  Net realized gain on futures contracts                 634,439                38,513            1,071,641                  --
  Net realized gain on foreign currency
   transactions                                               --               234,646                   --                  --
  Net change in unrealized appreciation
   (depreciation) of investments                      64,133,225            38,566,261           34,180,693         127,186,031(b)
  Net change in unrealized appreciation
   (depreciation) of futures contracts                   102,578                39,913              103,843                  --
  Net change in unrealized appreciation
   (depreciation) on translation of assets
   and liabilities in foreign currencies                      --               (34,143)                  --                  --
                                                ----------------   -------------------   ------------------   -----------------
Net gain on investments                               58,624,730            37,649,042           46,807,894         118,350,641
                                                ----------------   -------------------   ------------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $     60,731,568   $        40,118,143   $       48,292,672   $     125,484,972
                                                ================   ===================   ==================   =================

(a) Net of foreign withholding tax of $1,506, $346,969, $603 and $3,087, respectively.
(b)   Allocated from the underlying Master Portfolios.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                    Extended Index                          International Index
                                                    Master Portfolio                        Master Portfolio
                                                   ------------------------------------------------------------------------------
                                                              For the             For the             For the             For the
                                                           Year Ended          Year Ended          Year Ended          Year Ended
                                                    December 31, 2003   December 31, 2002   December 31, 2003   December 31, 2002
                                                   ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $        2,106,838   $       1,621,846   $       2,469,101   $       1,759,925
  Net realized loss                                        (5,611,073)         (7,408,057)           (922,989)         (6,912,895)
  Net change in unrealized appreciation
   (depreciation)                                          64,235,803         (24,550,999)         38,572,031         (10,611,535)
                                                   ------------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets resulting
 from operations                                           60,731,568         (30,337,210)         40,118,143         (15,764,505)
                                                   ------------------   -----------------   -----------------   -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                            55,145,765          30,975,705          46,381,313          48,313,518
  Withdrawals                                             (16,151,734)        (32,385,207)        (26,275,524)        (34,072,197)
                                                   ------------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets resulting
 from interestholder transactions                          38,994,031          (1,409,502)         20,105,789          14,241,321
                                                   ------------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets                          99,725,599         (31,746,712)         60,223,932          (1,523,184)
NET ASSETS:
Beginning of year                                         131,191,806         162,938,518          90,935,449          92,458,633
                                                   ------------------   -----------------   -----------------   -----------------
End of year                                        $      230,917,405   $     131,191,806   $     151,159,381   $      90,935,449
                                                   ==================   =================   =================   =================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                   Russell 2000 Index                       U.S. Equity Index
                                                   Master Portfolio                         Master Portfolio
                                                   ------------------------------------------------------------------------------
                                                              For the             For the             For the             For the
                                                           Year Ended          Year Ended          Year Ended          Year Ended
                                                    December 31, 2003   December 31, 2002   December 31, 2003   December 31, 2002
                                                   ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $        1,484,778   $         991,617   $       7,134,331   $       6,268,921
  Net realized gain (loss)                                 12,523,358          (1,063,778)         (8,835,390)        (42,334,208)
  Net change in unrealized appreciation
   (depreciation)                                          34,284,536         (16,541,836)        127,186,031         (69,941,398)
                                                   ------------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets resulting
 from operations                                           48,292,672         (16,613,997)        125,484,972        (106,006,685)
                                                   ------------------   -----------------   -----------------   -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                            69,673,983          36,605,722          66,244,512          51,638,612
  Withdrawals                                             (40,582,669)         (8,022,226)        (31,475,312)        (67,100,403)
                                                   ------------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets resulting
 from interestholder transactions                          29,091,314          28,583,496          34,769,200         (15,461,791)
                                                   ------------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets                          77,383,986          11,969,499         160,254,172        (121,468,476)
NET ASSETS:
Beginning of year                                          77,457,625          65,488,126         379,572,954         501,041,430
                                                   ------------------   -----------------   -----------------   -----------------
End of year                                        $      154,841,611   $      77,457,625   $     539,827,126   $     379,572,954
                                                   ==================   =================   =================   =================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

        Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

        These financial statements relate only to the Extended Index, International Index, Russell 2000 Index and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

        Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

        The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Security Valuation

        The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

        The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (52.47% and 11.53%, respectively, as of December 31, 2003).

    Security Transactions and Income Recognition

        Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

        The U.S. Equity Index Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The "Expenses allocated from Master Portfolios" on the Statement of Operations for the U.S. Equity Index Master Portfolio include Advisory and Administration fees of $249,313 and $18,957, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

    Foreign Currency Translation

        The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

        Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

    Federal Income Taxes

        In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

        It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    Futures Contracts

        The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

        At December 31, 2003, the open futures contracts held by the Master Portfolios were as follows:

                                        Number of          Futures   Expiration         Notional   Net Unrealized
Master Portfolio                        Contracts            Index         Date   Contract Value     Appreciation
------------------------------------    ---------   --------------   ----------   --------------   --------------
Extended Index Master Portfolio                10   S&P MidCap 400     03/19/04   $    2,880,250   $       47,075
                                                6     Russell 2000     03/19/04        1,671,600           37,333
                                                                                                   --------------
                                                                                                   $       84,408

International Index Master Portfolio           12          Euro 50     03/19/04          417,608            6,959
                                                5         FTSE 100     03/21/04          399,385           10,027
                                               12       Nikkei 300     03/11/04          228,422            7,939
                                                                                                   --------------
                                                                                                   $       24,925

Russell 2000 Index Master Portfolio             3     Russell 2000     03/19/04          835,800            6,458
                                               40     Russell Mini     03/19/04        2,228,800           54,144
                                                                                                   --------------
                                                                                                   $       60,602
                                                                                                   --------------

        The Extended Index and Russell 2000 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $400,000 and $395,000, respectively, for initial margin requirements.

        The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $111,175 and high quality equity securities with an aggregate market value of $4,647,634 at December 31, 2003 for initial margin requirements.

    Repurchase Agreements

        Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at December 31, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at December 31, 2003. For further information, see Note 4, below.

    Forward Currency Exchange Contracts

        A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

        As of December 31, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

--------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------
                              FOREIGN                     U.S.                       NET
                              CURRENCY      EXCHANGE   EQUIVALENT   U.S. DOLLAR   UNREALIZED
CURRENCY                   PURCHASED/SOLD     DATE        COST         VALUE         GAIN
--------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
British Pound Sterling             68,554   02/06/04   $  114,351   $   122,396   $    8,045
Euro                              105,857   02/06/04      121,430       133,394       11,964
Japanese Yen                    7,983,222   02/06/04       73,134        74,573        1,439
--------------------------------------------------------------------------------------------
Total                                                                             $   21,448
============================================================================================

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

        Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, and 0.08%, 0.08%, and 0.01% of the average daily net assets of the Extended Index, Russell 2000 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

        Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

        Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

                                                  Securities Lending
           Master Portfolio                               Agent Fees
           ---------------------------------------------------------
           Extended Index Master Portfolio                $   43,133
           International Index Master Portfolio               53,102
           Russell 2000 Index Master Portfolio                44,273

        SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

        MIP has entered into an administrative services arrangement with BGI who has agreed to provide general administrative services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02%, 0.02% and 0.01% of the average daily net assets of the Extended Index, Russell 2000 Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index

Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

        Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

        As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $1,176,293, as of December 31, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

        Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

        The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of December 31, 2003, the International Index and Russell 2000 Index Master Portfolios held shares of the iShares MSCI EAFE Index Fund and iShares Russell 2000 Index Fund, respectively, both a series of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the Master Portfolios' investment advisor.

        Transactions in shares of affiliated ETFs for the International Index and Russell 2000 Index Master Portfolios, including dividend income and net realized capital gains (losses) during the year ended December 31, 2003 were as follows:

                                              NUMBER OF                              NUMBER OF
                                            SHARES HELD                            SHARES HELD                        NET
                                              BEGINNING       GROSS        GROSS        END OF     DIVIDEND      REALIZED
                                                OF YEAR   ADDITIONS   REDUCTIONS          YEAR       INCOME   GAIN (Loss)
                                            -----------   ---------   ----------   -----------    ---------   -----------
International Index Master Portfolio
iShares MSCI EAFE Index Fund                     12,469      31,125       24,582        19,012    $  21,717   $    93,224

Russell 2000 Index Master Portfolio
iShares Russell 2000 Index Fund                      --      60,767        7,257        53,510       48,462       (13,054)

        Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by Rule 17a-7.

        Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003 these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

        Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003 were as follows:

Master Portfolio                           Purchases           Sales
--------------------------------------------------------------------
Extended Index Master Portfolio        $  53,781,158   $  14,786,284
International Index Master Portfolio      42,377,205      19,345,888
Russell 2000 Index Master Portfolio       85,441,091      54,548,238

        For the year ended December 31, 2003, the International Index and Russell 2000 Index Master Portfolios had in-kind sales of $9,105,061 and $29,542,138, respectively.

        In-kind contributions are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the Master Portfolios' Statement of Operations.

        At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

                                                  Tax      Unrealized       Unrealized    Net Unrealized
Master Portfolio                                 Cost    Appreciation     Depreciation      Appreciation
--------------------------------------------------------------------------------------------------------
Extended Index Master Portfolio        $  255,597,157   $  59,894,607   $  (57,584,049)   $    2,310,558
International Index Master Portfolio      174,451,320      14,705,533      (14,027,619)          677,914
Russell 2000 Index Master Portfolio       175,875,801      28,476,001       (8,667,953)       19,808,048

4.  PORTFOLIO SECURITIES LOANED

        Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

        As of December 31, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.  FINANCIAL HIGHLIGHTS

        Financial highlights for each of the Master Portfolios were as follows:

                                                                                                                 Period
                                     Year Ended        Year Ended         Year Ended   Year Ended                 Ended
                                       December          December           December     December              December
                                            31,               31,                31,          31,                   31,
                                           2003              2002               2001         2000                  1999
                                     ----------        ----------         ----------   ----------              --------
EXTENDED INDEX MASTER PORTFOLIO

  Ratio of expenses to    /(4)/
   average net assets                      0.10%             0.10%              0.10%        0.10%                 0.10% /(1)/
  Ratio of net investment /(4)/
   income to average net assets            1.27%             1.11%              1.08%        0.93%                 1.26% /(1)/
  Portfolio turnover rate                     9%               14%                17%          38%                   17% /(1)/

  Total return                            43.24%           (18.01)%            (9.44)%     (14.53)%               36.30% /(1)//(5)/

INTERNATIONAL INDEX MASTER PORTFOLIO

  Ratio of expenses to    /(4)/
   average net assets                      0.25%             0.25%              0.25%        0.25%                 0.25% /(2)/
  Ratio of net investment /(4)/
   income to average net assets            2.21%             1.92%              1.50%        1.47%                 0.82% /(2)/
  Portfolio turnover rate                    18% /(9)/         20%                 7%          45%                   39% /(2)/

  Total return                            38.67%           (16.36)% /(8)/     (21.35)%     (14.85)%               20.50% /(2)//(5)/

RUSSELL 2000 INDEX MASTER PORTFOLIO

  Ratio of expenses to    /(4)/
   average net assets                      0.10%             0.10%              0.10%        0.09% /(3)/            N/A
  Ratio of net investment /(4)/
   income to average net assets            1.26%             1.38%              1.45%        3.30% /(3)/            N/A
  Portfolio turnover rate                    48% /(9)/         28%                46%           0% /(3)/            N/A

  Total return                            46.53%           (20.32)%             2.30%       (4.40)% /(3)//(5)/      N/A

U.S. EQUITY INDEX MASTER PORTFOLIO

  Ratio of expenses to    /(4)//(6)/
   average net assets                      0.08%             0.08%              0.09%        0.08%                 0.08% /(1)/
  Ratio of net investment /(4)//(6)/
   income to average net assets            1.62%             1.45%              1.37%        1.13%                 1.39% /(1)/
  Portfolio turnover rate /(7)/               8%               12%                11%          17%                    9% /(1)/
  Total return                            32.07%           (20.50)%           (11.51)%     (10.54)%               21.40% /(1)//(5)/

/(1)/   Period from March 1, 1999 (commencement of operations) to December 31,
        1999.

/(2)/ Period from October 1, 1999 (commencement of operations) to December 31, 1999.

/(3)/ Period from December 19, 2000 (commencement of operations) to December 31, 2000.

/(4)/   Annualized for periods of less than one year.

/(5)/   Not annualized.

/(6)/ Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).

/(7)/ Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).

/(8)/ The voluntary reimbursement made by the investment advisor had no material impact on the total return for the year.

/(9)/ Portfolio turnover rates excluding in-kind transactions for the International Index and Russell 2000 Index Master Portfolios were 9% and 22%, respectively.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Extended Index Master Portfolio, International Index Master Portfolio, Russell 2000 Index Master Portfolio and U.S. Equity Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from December 31, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed and unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Master Portfolios' Trustees may be found in Part B of the Master Portfolios' Registration Statements, which are available without charge upon request by calling toll-free 1-877-244-1544.

INTERESTED TRUSTEES AND OFFICERS

                           POSITION(s),                                               OTHER PUBLIC COMPANY
                           LENGTH OF          PRINCIPAL OCCUPATION                    AND INVESTMENT COMPANY
NAME, ADDRESS AND AGE      SERVICE            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------   ----------------   -------------------------------------   ----------------------
Lee T. Kranefuss, *42      Trustee since      Chief Executive Officer of the          Director, iShares Inc.
                           November 16,       Intermediary Investor and Exchange      (since June 18, 2003);
                           2001, President    Traded Products Business of Barclays    Trustee, iShares Trust
                           and Chief          Global Investors, N.A. ("BGI")          (since June 18, 2003)
                           Executive
                           Officer

Michael A. Latham, 38      Secretary,         Chief Operating Officer of the
                           Treasurer and      Intermediary Investor and Exchange      None
                           Chief Financial    Traded Products Business of BGI
                           Officer            (since 2003);  Director of Mutual
                                              Fund Delivery in the U.S. Individual
                                              Investor Business of BGI (2000-2003);
                                              Head of Operations, BGI Europe
                                              (1997-2000)

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolios and the parent company of BGFA, the investment advisor of the Master Portfolios.

INDEPENDENT TRUSTEES

                           POSITION(s),                                               OTHER PUBLIC COMPANY
                           LENGTH OF          PRINCIPAL OCCUPATION                    AND INVESTMENT COMPANY
NAME, ADDRESS AND AGE      SERVICE            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------   ----------------   -------------------------------------   --------------------------
Mary G. F. Bitterman, 59   Trustee since      Director, Osher Lifelong Learning       Director, Pacific Century
                           November 16,       Institutes, The Bernard Osher           Financial
                           2001               Foundation;  President and Chief        Corporation/Bank of Hawaii
                                              Executive Officer of The James Irvine
                                              Foundation (non-profit foundation);
                                              President and Chief Executive Officer
                                              of KQED, Inc. (public television and
                                              radio) from 1993-2002

Jack S. Euphrat, 81        Trustee since      Private Investor                        None
                           October 20, 1993

                           POSITION(s),                                               OTHER PUBLIC COMPANY
                           LENGTH OF          PRINCIPAL OCCUPATION                    AND INVESTMENT COMPANY
NAME, ADDRESS AND AGE      SERVICE            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------   ----------------   -------------------------------------   --------------------------
W. Rodney Hughes, 77       Trustee since      Private Investor                        None
                           October 20, 1993

Richard K. Lyons, 42       Trustee since      Professor, University of California,    Director, Matthews Asian
                           November 16,       Berkeley: Haas School of Business;      Funds (oversees 6
                           2001               Member, Council of Foreign Relations    portfolios); Director,
                                                                                      iShares Inc. (since
                                                                                      2001); Trustee, iShares
                                                                                      Trust (since 2001)

Leo Soong, 57              Trustee since      President of Trinity Products LLC       Chairman of the
                           February 9, 2000   (beverages); Managing Director of CG    California Automobile
                                              Roxane LLC (water company);             Association
                                              Co-Founder of Crystal Geyser Water
                                              Co. (President through 1999)

Item 2. Code of Ethics.

    As of December 31, 2003, Master Investment Portfolio (the "Registrant") had adopted a code of ethics that applies to persons appointed by the Registrant's Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended December 31, 2003, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 10(a).

Item 3. Audit Committee Financial Expert.

    The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under
Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Mary G. F. Bitterman, W. Rodney Hughes, Richard K. Lyons and Leo Soong, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

   (a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $173,500 for the year ended December 31, 2002 and $195,000 for the year ended December 31, 2003.

   (b) Audit-Related Fees - There were no fees billed for the fiscal years ended December 31, 2002 and December 31, 2003 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under (a) of this Item.

   (c) Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, were $112,580 for the year ended December 31, 2002 and $131,600 for the year ended December 31, 2003.

   (d) All Other Fees - There were no other fees billed for the fiscal years ended December 31, 2002 and 2003 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

   (e) (1) The Registrant's audit committee charter, as amended in September 2003, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant's financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant's investment adviser ("Adviser Affiliate") that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

        (2) 100% of the services included in (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended December 31, 2003 were attributable to work performed by persons other than the principal accountant's full-time, permanent employees.

   (g) The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2002 and December 31, 2003 were $2,579,115, and $693,732, respectively.

   (h) The Registrant's audit committee has considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant's independence, and has determined that the provision of these services do not compromise the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

   Not applicable to the Registrant.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable to the Registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

    (a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

    (b) Not applicable.

Item 10. Exhibits.

    (a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

    (a) (2) Section 302 Certifications are attached.

    (b) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Master Investment Portfolio

      By: /s/ Lee T. Kranefuss
      ------------------------------------
      Lee T. Kranefuss, Chief Executive Officer
      Date: July 16, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By: /s/ Lee T. Kranefuss
      ------------------------------------
      Lee T. Kranefuss, Chief Executive Officer
      Date: July 16, 2004


      By: /s/ Michael A. Latham
      ------------------------------------
      Michael A. Latham, Chief Financial Officer
      Date: July 16, 2004